Quarterly Report
September 30, 2023
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments
September 30, 2023 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The Schedule of Investments for the State Street Equity 500 Index II Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 97.2%
COMMUNICATION SERVICES — 8.6%
Activision Blizzard, Inc.	171,700	$16,076,271
Alphabet, Inc. Class A (a)	1,430,640	187,213,550
Alphabet, Inc. Class C (a)	1,217,440	160,519,464
AT&T, Inc.	1,715,341	25,764,424
Charter Communications, Inc. Class A (a)	24,900	10,951,518
Comcast Corp. Class A	987,566	43,788,676
Electronic Arts, Inc.	59,179	7,125,152
Fox Corp. Class A	70,066	2,186,059
Fox Corp. Class B	29,300	846,184
Interpublic Group of Cos., Inc.	91,066	2,609,952
Live Nation Entertainment, Inc. (a)	33,400	2,773,536
Match Group, Inc. (a)	69,700	2,730,497
Meta Platforms, Inc. Class A (a)	536,193	160,970,501
Netflix, Inc. (a)	106,904	40,366,950
News Corp. Class A	90,588	1,817,195
News Corp. Class B (b)	21,600	450,792
Omnicom Group, Inc.	47,491	3,537,130
Paramount Global Class B	113,981	1,470,355
Take-Two Interactive Software, Inc. (a)	37,200	5,222,508
T-Mobile U.S., Inc. (a)	124,175	17,390,709
Verizon Communications, Inc.	1,008,715	32,692,453
Walt Disney Co. (a)	439,564	35,626,662
Warner Bros Discovery, Inc. (a)	515,778	5,601,349
		767,731,887
CONSUMER DISCRETIONARY — 10.4%
Airbnb, Inc. Class A (a)	102,300	14,036,583
Amazon.com, Inc. (a)	2,187,700	278,100,424
Aptiv PLC (a)	72,419	7,139,789
AutoZone, Inc. (a)	4,476	11,368,995
Bath & Body Works, Inc.	49,721	1,680,570
Best Buy Co., Inc.	46,806	3,251,613
Booking Holdings, Inc. (a)	8,524	26,287,590
BorgWarner, Inc.	56,977	2,300,162
Caesars Entertainment, Inc. (a)	48,200	2,234,070
CarMax, Inc. (a)	39,903	2,822,339
Carnival Corp. (a)	228,701	3,137,778
Chipotle Mexican Grill, Inc. (a)	6,686	12,247,615
Darden Restaurants, Inc.	28,571	4,091,939
Security Description	Shares	Value
Domino's Pizza, Inc.	8,300	$3,143,957
DR Horton, Inc.	75,597	8,124,410
eBay, Inc.	132,245	5,830,682
Etsy, Inc. (a)	31,200	2,014,896
Expedia Group, Inc. (a)	34,034	3,507,884
Ford Motor Co.	931,138	11,564,734
Garmin Ltd.	37,040	3,896,608
General Motors Co.	338,823	11,170,994
Genuine Parts Co.	35,489	5,123,902
Hasbro, Inc.	27,597	1,825,266
Hilton Worldwide Holdings, Inc.	64,100	9,626,538
Home Depot, Inc.	241,202	72,881,596
Las Vegas Sands Corp.	77,000	3,529,680
Lennar Corp. Class A	61,506	6,902,818
LKQ Corp.	59,500	2,945,845
Lowe's Cos., Inc.	140,650	29,232,696
Marriott International, Inc. Class A	60,155	11,824,067
McDonald's Corp.	175,410	46,210,010
MGM Resorts International (a)	71,300	2,620,988
Mohawk Industries, Inc. (a)	10,431	895,084
NIKE, Inc. Class B	295,506	28,256,284
Norwegian Cruise Line Holdings Ltd. (a)(b)	92,500	1,524,400
NVR, Inc. (a)	860	5,128,438
O'Reilly Automotive, Inc. (a)	14,780	13,432,951
Pool Corp.	8,800	3,133,680
PulteGroup, Inc.	51,462	3,810,761
Ralph Lauren Corp.	8,979	1,042,372
Ross Stores, Inc.	83,856	9,471,535
Royal Caribbean Cruises Ltd. (a)	56,500	5,205,910
Starbucks Corp.	274,830	25,083,734
Tapestry, Inc.	50,928	1,464,180
Tesla, Inc. (a)	666,100	166,671,542
TJX Cos., Inc.	276,574	24,581,897
Tractor Supply Co. (b)	25,826	5,243,969
Ulta Beauty, Inc. (a)	12,500	4,993,125
VF Corp. (b)	83,144	1,469,155
Whirlpool Corp.	11,902	1,591,297
Wynn Resorts Ltd.	24,141	2,230,870
Yum! Brands, Inc.	68,002	8,496,170
		924,404,392
CONSUMER STAPLES — 6.4%
Altria Group, Inc.	426,429	17,931,339
Archer-Daniels-Midland Co.	130,532	9,844,723
Brown-Forman Corp. Class B	46,552	2,685,585
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Bunge Ltd.	34,800	$3,767,100
Campbell Soup Co.	46,982	1,930,021
Church & Dwight Co., Inc.	61,400	5,626,082
Clorox Co.	28,264	3,704,280
Coca-Cola Co.	934,800	52,330,104
Colgate-Palmolive Co.	201,223	14,308,968
Conagra Brands, Inc.	109,924	3,014,116
Constellation Brands, Inc. Class A	39,350	9,889,835
Costco Wholesale Corp.	106,355	60,086,321
Dollar General Corp.	54,013	5,714,575
Dollar Tree, Inc. (a)	51,526	5,484,943
Estee Lauder Cos., Inc. Class A	55,541	8,028,452
General Mills, Inc.	140,442	8,986,884
Hershey Co.	35,467	7,096,237
Hormel Foods Corp.	65,402	2,487,238
J M Smucker Co.	24,205	2,975,037
Kellogg Co.	59,128	3,518,707
Kenvue, Inc.	413,502	8,303,120
Keurig Dr Pepper, Inc.	241,400	7,620,998
Kimberly-Clark Corp.	80,127	9,683,348
Kraft Heinz Co.	186,618	6,277,830
Kroger Co.	152,642	6,830,729
Lamb Weston Holdings, Inc.	36,200	3,347,052
McCormick & Co., Inc.	63,384	4,794,366
Molson Coors Beverage Co. Class B	47,353	3,011,177
Mondelez International, Inc. Class A	327,115	22,701,781
Monster Beverage Corp. (a)	178,470	9,449,986
PepsiCo, Inc.	330,316	55,968,743
Philip Morris International, Inc.	372,112	34,450,129
Procter & Gamble Co.	566,626	82,648,068
Sysco Corp.	122,674	8,102,618
Target Corp.	109,772	12,137,490
Tyson Foods, Inc. Class A	73,144	3,693,041
Walgreens Boots Alliance, Inc.	174,305	3,876,543
Walmart, Inc.	342,403	54,760,512
		567,068,078
ENERGY — 4.6%
APA Corp.	80,055	3,290,261
Baker Hughes Co.	247,880	8,755,122
Chevron Corp.	427,310	72,053,012
ConocoPhillips	287,335	34,422,733
Coterra Energy, Inc.	185,978	5,030,705
Devon Energy Corp.	158,873	7,578,242
Diamondback Energy, Inc.	44,600	6,907,648
EOG Resources, Inc.	141,371	17,920,188
EQT Corp.	82,900	3,364,082
Exxon Mobil Corp.	960,575	112,944,408
Halliburton Co.	218,667	8,856,014
Hess Corp.	67,057	10,259,721
Kinder Morgan, Inc.	482,450	7,999,021
Security Description	Shares	Value
Marathon Oil Corp.	146,988	$3,931,929
Marathon Petroleum Corp.	95,941	14,519,711
Occidental Petroleum Corp.	159,173	10,327,144
ONEOK, Inc.	139,796	8,867,260
Phillips 66	106,873	12,840,791
Pioneer Natural Resources Co.	56,876	13,055,886
Schlumberger NV	339,450	19,789,935
Targa Resources Corp.	52,100	4,466,012
Valero Energy Corp.	84,723	12,006,096
Williams Cos., Inc.	296,758	9,997,777
		409,183,698
FINANCIALS — 12.4%
Aflac, Inc.	132,006	10,131,460
Allstate Corp.	63,539	7,078,880
American Express Co.	139,612	20,828,714
American International Group, Inc.	170,801	10,350,541
Ameriprise Financial, Inc.	25,444	8,388,378
Aon PLC Class A	49,198	15,950,976
Arch Capital Group Ltd. (a)	89,900	7,165,929
Arthur J Gallagher & Co.	52,600	11,989,118
Assurant, Inc.	12,685	1,821,312
Bank of America Corp.	1,660,505	45,464,627
Bank of New York Mellon Corp.	186,894	7,971,029
Berkshire Hathaway, Inc. Class B (a)	439,984	154,126,395
BlackRock, Inc.	33,716	21,797,057
Blackstone, Inc.	170,300	18,245,942
Brown & Brown, Inc.	54,600	3,813,264
Capital One Financial Corp.	92,795	9,005,755
Cboe Global Markets, Inc.	26,000	4,061,460
Charles Schwab Corp.	353,204	19,390,900
Chubb Ltd.	99,553	20,724,943
Cincinnati Financial Corp.	35,509	3,632,216
Citigroup, Inc.	467,127	19,212,933
Citizens Financial Group, Inc.	118,700	3,181,160
CME Group, Inc.	86,963	17,411,732
Comerica, Inc.	28,827	1,197,762
Discover Financial Services	61,628	5,338,834
Everest Group Ltd.	11,200	4,162,704
FactSet Research Systems, Inc.	9,600	4,197,696
Fidelity National Information Services, Inc.	138,291	7,643,344
Fifth Third Bancorp	156,462	3,963,182
Fiserv, Inc. (a)	146,224	16,517,463
FleetCor Technologies, Inc. (a)	16,800	4,289,712
Franklin Resources, Inc.	70,089	1,722,788
Global Payments, Inc.	61,068	7,046,636
Globe Life, Inc.	21,412	2,328,127
Goldman Sachs Group, Inc.	79,146	25,609,271
Hartford Financial Services Group, Inc.	71,267	5,053,543

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Huntington Bancshares, Inc.	352,891	$3,670,066
Intercontinental Exchange, Inc.	137,285	15,104,096
Invesco Ltd.	117,111	1,700,452
Jack Henry & Associates, Inc.	17,900	2,705,406
JPMorgan Chase & Co.	697,343	101,128,682
KeyCorp	214,996	2,313,357
Loews Corp.	43,819	2,774,181
M&T Bank Corp.	39,245	4,962,530
MarketAxess Holdings, Inc.	8,400	1,794,576
Marsh & McLennan Cos., Inc.	118,919	22,630,286
Mastercard, Inc. Class A	199,651	79,043,827
MetLife, Inc.	151,570	9,535,269
Moody's Corp.	37,432	11,834,875
Morgan Stanley	306,127	25,001,392
MSCI, Inc.	19,300	9,902,444
Nasdaq, Inc.	77,425	3,762,081
Northern Trust Corp.	47,096	3,272,230
PayPal Holdings, Inc. (a)	268,345	15,687,449
PNC Financial Services Group, Inc.	93,775	11,512,757
Principal Financial Group, Inc.	56,065	4,040,604
Progressive Corp.	141,449	19,703,846
Prudential Financial, Inc.	86,302	8,189,197
Raymond James Financial, Inc.	47,600	4,780,468
Regions Financial Corp.	220,646	3,795,111
S&P Global, Inc.	78,088	28,534,136
State Street Corp. (c)	76,478	5,120,967
Synchrony Financial	99,976	3,056,266
T Rowe Price Group, Inc.	55,155	5,784,105
Travelers Cos., Inc.	56,606	9,244,326
Truist Financial Corp.	312,415	8,938,193
U.S. Bancorp	373,522	12,348,637
Visa, Inc. Class A (b)	385,560	88,682,656
W R Berkley Corp.	46,200	2,933,238
Wells Fargo & Co.	877,903	35,871,117
Willis Towers Watson PLC	25,845	5,400,571
Zions Bancorp NA	38,895	1,357,046
		1,106,932,223
HEALTH CARE — 13.0%
Abbott Laboratories	418,049	40,488,046
AbbVie, Inc.	423,580	63,138,835
Agilent Technologies, Inc.	72,393	8,094,985
Align Technology, Inc. (a)	17,600	5,373,632
Amgen, Inc.	128,854	34,630,801
Baxter International, Inc.	116,779	4,407,239
Becton Dickinson & Co.	71,456	18,473,520
Biogen, Inc. (a)	34,384	8,837,032
Bio-Rad Laboratories, Inc. Class A (a)	4,800	1,720,560
Bio-Techne Corp.	36,500	2,484,555
Boston Scientific Corp. (a)	351,357	18,551,650
Bristol-Myers Squibb Co.	501,275	29,094,001
Cardinal Health, Inc.	62,633	5,437,797
Security Description	Shares	Value
Catalent, Inc. (a)	42,200	$1,921,366
Cencora, Inc.	39,334	7,078,940
Centene Corp. (a)	129,904	8,947,788
Charles River Laboratories International, Inc. (a)	12,800	2,508,544
Cigna Group	70,241	20,093,843
Cooper Cos., Inc.	12,100	3,847,921
CVS Health Corp.	304,694	21,273,735
Danaher Corp.	157,694	39,123,881
DaVita, Inc. (a)	12,028	1,137,007
DENTSPLY SIRONA, Inc.	52,034	1,777,481
Dexcom, Inc. (a)	93,200	8,695,560
Edwards Lifesciences Corp. (a)	147,730	10,234,734
Elevance Health, Inc.	57,219	24,914,297
Eli Lilly & Co.	191,372	102,791,642
Fortrea Holdings, Inc. (a)	100	2,859
GE HealthCare Technologies, Inc.	91,507	6,226,136
Gilead Sciences, Inc.	298,952	22,403,463
HCA Healthcare, Inc.	49,100	12,077,618
Henry Schein, Inc. (a)	29,000	2,153,250
Hologic, Inc. (a)	60,300	4,184,820
Humana, Inc.	30,390	14,785,343
IDEXX Laboratories, Inc. (a)	20,300	8,876,581
Illumina, Inc. (a)	36,800	5,051,904
Incyte Corp. (a)	45,600	2,634,312
Insulet Corp. (a)	16,100	2,567,789
Intuitive Surgical, Inc. (a)	84,332	24,649,400
IQVIA Holdings, Inc. (a)	45,000	8,853,750
Johnson & Johnson	577,745	89,983,784
Laboratory Corp. of America Holdings	20,375	4,096,394
McKesson Corp.	32,852	14,285,692
Medtronic PLC	320,293	25,098,160
Merck & Co., Inc.	609,172	62,714,257
Mettler-Toledo International, Inc. (a)	5,200	5,761,964
Moderna, Inc. (a)	79,200	8,180,568
Molina Healthcare, Inc. (a)	13,300	4,360,937
Organon & Co.	53,767	933,395
Pfizer, Inc.	1,356,533	44,996,200
Quest Diagnostics, Inc.	25,142	3,063,804
Regeneron Pharmaceuticals, Inc. (a)	25,642	21,102,340
ResMed, Inc.	35,900	5,308,533
Revvity, Inc.	28,886	3,197,680
STERIS PLC	22,800	5,002,776
Stryker Corp.	81,194	22,187,884
Teleflex, Inc.	11,900	2,337,279
Thermo Fisher Scientific, Inc.	92,912	47,029,267
UnitedHealth Group, Inc.	222,274	112,068,328
Universal Health Services, Inc. Class B	13,800	1,735,074
Vertex Pharmaceuticals, Inc. (a)	61,252	21,299,770
Viatris, Inc.	281,614	2,776,714

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Waters Corp. (a)	14,850	$4,072,019
West Pharmaceutical Services, Inc.	17,200	6,453,612
Zimmer Biomet Holdings, Inc.	51,325	5,759,692
Zoetis, Inc.	109,920	19,123,882
		1,152,476,622
INDUSTRIALS — 8.0%
3M Co.	131,758	12,335,184
A O Smith Corp.	32,900	2,175,677
Alaska Air Group, Inc. (a)	34,500	1,279,260
Allegion PLC	20,996	2,187,783
American Airlines Group, Inc. (a)	145,300	1,861,293
AMETEK, Inc.	56,399	8,333,516
Automatic Data Processing, Inc.	99,952	24,046,452
Axon Enterprise, Inc. (a)	16,100	3,203,739
Boeing Co. (a)	136,464	26,157,420
Broadridge Financial Solutions, Inc.	27,100	4,852,255
Carrier Global Corp.	202,479	11,176,841
Caterpillar, Inc.	122,424	33,421,752
Ceridian HCM Holding, Inc. (a)	34,700	2,354,395
CH Robinson Worldwide, Inc.	25,879	2,228,958
Cintas Corp.	20,866	10,036,755
Copart, Inc. (a)	203,000	8,747,270
CSX Corp.	483,265	14,860,399
Cummins, Inc.	34,514	7,885,068
Deere & Co.	66,783	25,202,569
Delta Air Lines, Inc.	152,534	5,643,758
Dover Corp.	32,050	4,471,295
Eaton Corp. PLC	96,725	20,629,508
Emerson Electric Co.	136,579	13,189,434
Equifax, Inc.	29,388	5,383,294
Expeditors International of Washington, Inc.	37,276	4,272,948
Fastenal Co.	138,216	7,552,122
FedEx Corp.	56,050	14,848,766
Fortive Corp.	84,449	6,262,738
Generac Holdings, Inc. (a)	17,000	1,852,320
General Dynamics Corp.	53,872	11,904,096
General Electric Co.	261,323	28,889,258
Honeywell International, Inc.	159,578	29,480,440
Howmet Aerospace, Inc.	91,486	4,231,227
Huntington Ingalls Industries, Inc.	8,800	1,800,304
IDEX Corp.	18,800	3,910,776
Illinois Tool Works, Inc.	67,000	15,430,770
Ingersoll Rand, Inc.	96,987	6,180,012
Jacobs Solutions, Inc.	29,443	4,018,969
JB Hunt Transport Services, Inc.	19,200	3,619,584
Johnson Controls International PLC	163,808	8,716,224
L3Harris Technologies, Inc.	44,121	7,682,349
Security Description	Shares	Value
Leidos Holdings, Inc.	31,600	$2,912,256
Lockheed Martin Corp.	53,771	21,990,188
Masco Corp.	52,984	2,831,995
Nordson Corp.	12,600	2,811,942
Norfolk Southern Corp.	54,087	10,651,353
Northrop Grumman Corp.	34,425	15,153,541
Old Dominion Freight Line, Inc.	22,050	9,021,537
Otis Worldwide Corp.	96,289	7,732,970
PACCAR, Inc.	126,308	10,738,706
Parker-Hannifin Corp.	30,789	11,992,931
Paychex, Inc.	76,607	8,835,085
Paycom Software, Inc.	11,200	2,903,824
Pentair PLC	36,604	2,370,109
Quanta Services, Inc.	33,707	6,305,568
Republic Services, Inc.	48,189	6,867,414
Robert Half, Inc.	23,166	1,697,604
Rockwell Automation, Inc.	26,926	7,697,336
Rollins, Inc.	79,325	2,961,202
RTX Corp.	352,601	25,376,694
Snap-on, Inc.	12,740	3,249,464
Southwest Airlines Co.	140,659	3,807,639
Stanley Black & Decker, Inc.	37,957	3,172,446
Textron, Inc.	47,133	3,682,973
Trane Technologies PLC	54,784	11,116,221
TransDigm Group, Inc. (a)	13,800	11,635,194
Union Pacific Corp.	145,498	29,627,758
United Airlines Holdings, Inc. (a)	77,000	3,257,100
United Parcel Service, Inc. Class B	172,791	26,932,933
United Rentals, Inc.	16,300	7,246,491
Verisk Analytics, Inc.	35,500	8,386,520
Waste Management, Inc.	89,735	13,679,203
Westinghouse Air Brake Technologies Corp.	41,066	4,364,084
WW Grainger, Inc.	10,557	7,303,755
Xylem, Inc.	57,458	5,230,402
		715,861,216
INFORMATION TECHNOLOGY — 26.7%
Accenture PLC Class A	152,118	46,716,959
Adobe, Inc. (a)	109,344	55,754,506
Advanced Micro Devices, Inc. (a)	387,194	39,811,287
Akamai Technologies, Inc. (a)	34,190	3,642,603
Amphenol Corp. Class A	141,240	11,862,748
Analog Devices, Inc.	120,361	21,074,007
ANSYS, Inc. (a)	20,900	6,218,795
Apple, Inc.	3,537,996	605,740,295
Applied Materials, Inc.	202,754	28,071,291
Arista Networks, Inc. (a)	59,800	10,999,014
Autodesk, Inc. (a)	52,206	10,801,943
Broadcom, Inc.	98,991	82,219,945
Cadence Design Systems, Inc. (a)	66,100	15,487,230
CDW Corp.	32,000	6,456,320

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Cisco Systems, Inc.	977,790	$52,565,990
Cognizant Technology Solutions Corp. Class A	118,341	8,016,419
Corning, Inc.	182,126	5,549,379
DXC Technology Co. (a)	46,338	965,221
Enphase Energy, Inc. (a)	33,300	4,000,995
EPAM Systems, Inc. (a)	13,200	3,375,108
F5, Inc. (a)	15,641	2,520,391
Fair Isaac Corp. (a)	5,900	5,124,327
First Solar, Inc. (a)	24,900	4,023,591
Fortinet, Inc. (a)	156,400	9,177,552
Gartner, Inc. (a)	18,900	6,494,229
Gen Digital, Inc.	136,060	2,405,541
Hewlett Packard Enterprise Co.	298,453	5,184,129
HP, Inc.	200,253	5,146,502
Intel Corp.	1,005,936	35,761,025
International Business Machines Corp.	219,095	30,739,029
Intuit, Inc.	67,637	34,558,449
Juniper Networks, Inc.	71,749	1,993,905
Keysight Technologies, Inc. (a)	42,200	5,583,482
KLA Corp.	33,232	15,242,189
Lam Research Corp.	32,377	20,292,932
Microchip Technology, Inc.	133,566	10,424,826
Micron Technology, Inc.	260,634	17,730,931
Microsoft Corp.	1,788,758	564,800,339
Monolithic Power Systems, Inc.	11,500	5,313,000
Motorola Solutions, Inc.	40,272	10,963,649
NetApp, Inc.	54,114	4,106,170
NVIDIA Corp.	595,276	258,939,107
NXP Semiconductors NV	62,200	12,435,024
ON Semiconductor Corp. (a)	105,200	9,778,340
Oracle Corp.	377,735	40,009,691
Palo Alto Networks, Inc. (a)	73,400	17,207,896
PTC, Inc. (a)	28,500	4,037,880
Qorvo, Inc. (a)	26,300	2,510,861
QUALCOMM, Inc.	268,826	29,855,816
Roper Technologies, Inc.	25,965	12,574,330
Salesforce, Inc. (a)	233,695	47,388,672
Seagate Technology Holdings PLC	43,424	2,863,813
ServiceNow, Inc. (a)	49,200	27,500,832
Skyworks Solutions, Inc.	37,100	3,657,689
SolarEdge Technologies, Inc. (a)	14,600	1,890,846
Synopsys, Inc. (a)	36,500	16,752,405
TE Connectivity Ltd.	76,651	9,468,698
Teledyne Technologies, Inc. (a)	11,290	4,612,868
Teradyne, Inc.	38,200	3,837,572
Texas Instruments, Inc.	218,393	34,726,671
Trimble, Inc. (a)	61,000	3,285,460
Tyler Technologies, Inc. (a)	10,400	4,015,856
VeriSign, Inc. (a)	22,101	4,476,116
Security Description	Shares	Value
Western Digital Corp. (a)	71,753	$3,274,089
Zebra Technologies Corp. Class A (a)	12,700	3,003,931
		2,375,020,706
MATERIALS — 2.4%
Air Products & Chemicals, Inc.	53,802	15,247,487
Albemarle Corp.	27,200	4,625,088
Alcoa Corp.	1	29
Amcor PLC	385,126	3,527,754
Avery Dennison Corp.	19,470	3,556,585
Ball Corp.	74,932	3,730,115
Celanese Corp.	25,500	3,200,760
CF Industries Holdings, Inc.	44,620	3,825,719
Corteva, Inc.	172,282	8,813,947
Dow, Inc.	168,748	8,700,647
DuPont de Nemours, Inc.	112,473	8,389,361
Eastman Chemical Co.	27,136	2,081,874
Ecolab, Inc.	63,600	10,773,840
FMC Corp.	28,478	1,907,172
Freeport-McMoRan, Inc.	347,640	12,963,496
International Flavors & Fragrances, Inc.	63,976	4,361,244
International Paper Co.	80,303	2,848,347
Linde PLC	117,663	43,811,818
LyondellBasell Industries NV Class A	59,558	5,640,143
Martin Marietta Materials, Inc.	14,345	5,888,336
Mosaic Co.	77,884	2,772,670
Newmont Corp.	192,133	7,099,314
Nucor Corp.	59,448	9,294,695
Packaging Corp. of America	20,900	3,209,195
PPG Industries, Inc.	55,054	7,146,009
Sealed Air Corp.	35,223	1,157,428
Sherwin-Williams Co.	56,527	14,417,211
Steel Dynamics, Inc.	39,800	4,267,356
Vulcan Materials Co.	31,171	6,297,165
Westrock Co.	62,636	2,242,369
		211,797,174
REAL ESTATE — 2.3%
Alexandria Real Estate Equities, Inc. REIT	39,200	3,923,920
American Tower Corp. REIT	112,618	18,520,030
AvalonBay Communities, Inc. REIT	32,769	5,627,748
Boston Properties, Inc. REIT	31,346	1,864,460
Camden Property Trust REIT	23,800	2,251,004
CBRE Group, Inc. Class A (a)	77,067	5,692,169
CoStar Group, Inc. (a)	99,900	7,681,311
Crown Castle, Inc. REIT	104,558	9,622,473
Digital Realty Trust, Inc. REIT	71,200	8,616,624
Equinix, Inc. REIT	22,443	16,299,453
Equity Residential REIT	86,419	5,073,660
Essex Property Trust, Inc. REIT	16,045	3,402,984

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Extra Space Storage, Inc. REIT	50,300	$6,115,474
Federal Realty Investment Trust REIT	16,500	1,495,395
Healthpeak Properties, Inc. REIT	121,323	2,227,490
Host Hotels & Resorts, Inc. REIT	176,662	2,838,958
Invitation Homes, Inc. REIT	139,200	4,411,248
Iron Mountain, Inc. REIT	72,981	4,338,720
Kimco Realty Corp. REIT	143,853	2,530,374
Mid-America Apartment Communities, Inc. REIT	26,400	3,396,360
Prologis, Inc. REIT	222,022	24,913,089
Public Storage REIT	38,635	10,181,095
Realty Income Corp. REIT	179,100	8,944,254
Regency Centers Corp. REIT	42,300	2,514,312
SBA Communications Corp. REIT	25,300	5,064,301
Simon Property Group, Inc. REIT	79,180	8,553,815
UDR, Inc. REIT	77,200	2,753,724
Ventas, Inc. REIT	91,397	3,850,556
VICI Properties, Inc. REIT	258,500	7,522,350
Welltower, Inc. REIT	130,019	10,651,157
Weyerhaeuser Co. REIT	178,787	5,481,609
		206,360,117
UTILITIES — 2.4%
AES Corp.	164,936	2,507,027
Alliant Energy Corp.	58,200	2,819,790
Ameren Corp.	60,604	4,534,997
American Electric Power Co., Inc.	125,709	9,455,831
American Water Works Co., Inc.	47,500	5,881,925
Atmos Energy Corp.	39,700	4,205,421
CenterPoint Energy, Inc.	143,876	3,863,071
CMS Energy Corp.	68,655	3,646,267
Consolidated Edison, Inc.	82,752	7,077,779
Constellation Energy Corp.	79,494	8,671,205
Dominion Energy, Inc.	204,166	9,120,095
DTE Energy Co.	49,745	4,938,684
Duke Energy Corp.	186,292	16,442,132
Edison International	89,414	5,659,012
Entergy Corp.	52,498	4,856,065
Evergy, Inc.	55,999	2,839,149
Eversource Energy	84,417	4,908,849
Exelon Corp.	240,384	9,084,111
FirstEnergy Corp.	123,793	4,231,245
Security Description	Shares	Value
NextEra Energy, Inc.	485,556	$27,817,503
NiSource, Inc.	91,704	2,263,255
NRG Energy, Inc.	49,702	1,914,521
PG&E Corp. (a)	501,800	8,094,034
Pinnacle West Capital Corp.	27,704	2,041,231
PPL Corp.	184,019	4,335,488
Public Service Enterprise Group, Inc.	119,788	6,817,135
Sempra	150,724	10,253,754
Southern Co.	263,659	17,064,010
WEC Energy Group, Inc.	73,582	5,927,030
Xcel Energy, Inc.	132,051	7,555,958
		208,826,574
TOTAL COMMON STOCKS (Cost $6,209,422,233)		8,645,662,687

SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (d) (e)	277,712,876	277,712,876
State Street Navigator Securities Lending Portfolio II (c) (f)	1,325,250	1,325,250
TOTAL SHORT-TERM INVESTMENTS (Cost $279,038,126)		279,038,126
TOTAL INVESTMENTS — 100.3% (Cost $6,488,460,359)		8,924,700,813
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(28,551,330)
NET ASSETS — 100.0%		$8,896,149,483
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1,131	12/15/2023	$255,144,212	$244,607,025	$(10,537,187)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,645,662,687	$—	$—	$8,645,662,687
Short-Term Investments	279,038,126	—	—	279,038,126
TOTAL INVESTMENTS	$8,924,700,813	$—	$—	$8,924,700,813
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(10,537,187)	$—	$—	$(10,537,187)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(10,537,187)	$—	$—	$(10,537,187)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Corp.	82,878	$6,428,846	$—	$459,820	$(158,312)	$(689,747)	76,478	$5,120,967	$157,196
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,265,860	142,265,860	1,067,379,804	931,932,788	—	—	277,712,876	277,712,876	8,832,358
State Street Navigator Securities Lending Portfolio II	8,413,305	8,413,305	103,267,053	110,355,108	—	—	1,325,250	1,325,250	22,742
Total		$157,108,011	$1,170,646,857	$1,042,747,716	$(158,312)	$(689,747)		$284,159,093	$9,012,296
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
September 30, 2023 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The Schedule of Investments for the State Street Aggregate Bond Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.9%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$100,000	$78,388
3.38%, 3/1/2041	70,000	46,279
4.65%, 10/1/2028	10,000	9,409
5.38%, 6/15/2033	140,000	130,667
5.40%, 10/1/2048	25,000	21,385
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	80,630
2.60%, 8/1/2031 (b)	200,000	157,804
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	94,968
		619,530
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,400,000	1,286,138
2.60%, 10/30/2025	35,000	32,699
2.75%, 2/1/2026	550,000	513,342
2.95%, 2/1/2030	50,000	42,110
3.25%, 2/1/2028	50,000	44,982
3.25%, 3/1/2028	25,000	22,446
3.38%, 6/15/2046	25,000	15,955
3.50%, 3/1/2039	250,000	178,135
3.55%, 3/1/2038	165,000	120,798
3.63%, 2/1/2031	30,000	25,861
3.65%, 3/1/2047	100,000	65,712
3.75%, 2/1/2050	50,000	33,901
3.83%, 3/1/2059	250,000	159,605
4.88%, 5/1/2025	335,000	329,225
5.04%, 5/1/2027	150,000	146,577
5.15%, 5/1/2030	200,000	191,100
5.71%, 5/1/2040	150,000	138,329
5.81%, 5/1/2050	200,000	181,084
5.93%, 5/1/2060	150,000	134,949
General Dynamics Corp.:
1.15%, 6/1/2026	35,000	31,367
2.25%, 6/1/2031	45,000	36,335
2.38%, 11/15/2024	250,000	240,907
2.85%, 6/1/2041	790,000	542,935
3.63%, 4/1/2030	100,000	90,630
4.25%, 4/1/2050	60,000	49,312
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	12,766
Security Description	Principal Amount	Value
3.83%, 4/27/2025	$50,000	$48,504
3.85%, 12/15/2026	50,000	47,345
4.40%, 6/15/2028	100,000	94,676
5.40%, 7/31/2033	250,000	240,292
5.60%, 7/31/2053	75,000	70,154
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	317,951
2.80%, 6/15/2050	400,000	249,344
3.55%, 1/15/2026	50,000	48,104
3.60%, 3/1/2035	50,000	42,191
3.90%, 6/15/2032	70,000	62,814
4.15%, 6/15/2053	500,000	392,300
4.70%, 5/15/2046	110,000	96,363
5.25%, 1/15/2033	500,000	494,295
5.70%, 11/15/2054	500,000	498,095
5.90%, 11/15/2063	500,000	508,375
Northrop Grumman Corp.:
2.93%, 1/15/2025	150,000	144,638
3.25%, 1/15/2028	150,000	137,499
4.03%, 10/15/2047	100,000	76,406
4.70%, 3/15/2033	205,000	191,132
4.75%, 6/1/2043	25,000	21,373
4.95%, 3/15/2053	165,000	143,925
RTX Corp.:
1.90%, 9/1/2031	125,000	94,366
2.25%, 7/1/2030	700,000	563,759
2.38%, 3/15/2032	750,000	577,747
2.82%, 9/1/2051	200,000	114,836
3.13%, 5/4/2027	200,000	183,836
3.13%, 7/1/2050	200,000	124,190
3.50%, 3/15/2027	136,000	126,507
4.13%, 11/16/2028	60,000	55,858
4.35%, 4/15/2047	450,000	349,735
4.45%, 11/16/2038	20,000	16,751
4.50%, 6/1/2042	100,000	81,846
4.63%, 11/16/2048	35,000	28,440
5.38%, 2/27/2053	600,000	543,108
		11,453,955
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	188,140
3.40%, 2/4/2041	550,000	356,213
3.88%, 9/16/2046	100,000	64,953
4.40%, 2/14/2026	117,000	113,585
4.45%, 5/6/2050	500,000	352,385
4.50%, 5/2/2043	25,000	18,569
4.80%, 2/14/2029 (b)	40,000	38,037
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.80%, 2/14/2039	$285,000	$263,639
5.95%, 2/14/2049 (b)	75,000	67,049
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	95,686
3.25%, 3/27/2030	250,000	221,320
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	443,845
2.73%, 3/25/2031	50,000	38,486
3.22%, 9/6/2026	100,000	92,730
3.46%, 9/6/2029	100,000	85,665
3.56%, 8/15/2027	100,000	91,331
3.73%, 9/25/2040	30,000	20,012
3.98%, 9/25/2050	250,000	156,795
4.39%, 8/15/2037	100,000	76,221
4.54%, 8/15/2047	105,000	72,237
4.70%, 4/2/2027	250,000	239,135
4.76%, 9/6/2049	100,000	70,233
6.42%, 8/2/2033	250,000	242,522
7.08%, 8/2/2043	200,000	191,784
7.08%, 8/2/2053	125,000	117,964
BAT International Finance PLC:
1.67%, 3/25/2026	525,000	472,757
4.45%, 3/16/2028	250,000	232,775
5.93%, 2/2/2029	355,000	348,326
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	200,000	162,152
3.75%, 9/25/2027	30,000	27,907
Philip Morris International, Inc.:
0.88%, 5/1/2026	150,000	133,519
1.75%, 11/1/2030 (b)	150,000	114,083
2.10%, 5/1/2030	550,000	437,855
2.75%, 2/25/2026	125,000	117,174
3.13%, 3/2/2028	200,000	180,300
4.13%, 3/4/2043	25,000	18,791
4.25%, 11/10/2044	250,000	189,405
4.50%, 3/20/2042	50,000	39,972
4.88%, 2/13/2026	100,000	98,303
4.88%, 2/15/2028	100,000	96,860
5.13%, 2/15/2030	100,000	95,917
5.38%, 2/15/2033	100,000	94,536
5.75%, 11/17/2032	750,000	731,032
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	22,288
5.85%, 8/15/2045	175,000	144,679
		7,477,167
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2019-1, Class AA, 3.15%, 8/15/2033	60,761	51,962
Series 2017-2, Class AA, 3.35%, 4/15/2031	72,939	65,110
Security Description	Principal Amount	Value
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	$82,062	$71,891
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	20,910	18,789
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	82,254
5.13%, 6/15/2027	100,000	97,454
5.25%, 5/4/2025	90,000	88,932
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	55,835	45,973
Series 2016-1, Class AA, 3.10%, 1/7/2030	34,170	30,668
Series 2018-1, Class AA, 3.50%, 9/1/2031	87,348	77,405
Series 2019-1, Class AA, 4.15%, 2/25/2033	58,156	52,439
Series 2020-1, Class B, 4.88%, 7/15/2027	362,040	348,286
Series 2023-1, Class A, 5.80%, 7/15/2037	750,000	729,285
Series 2020-1, Class A, 5.88%, 4/15/2029	402,872	399,068
		2,159,516
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	45,991
2.40%, 3/27/2025	500,000	478,215
2.85%, 3/27/2030	500,000	432,300
3.25%, 3/27/2040	200,000	151,554
3.38%, 3/27/2050 (b)	150,000	106,752
3.88%, 11/1/2045	30,000	23,854
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	12,827
3.75%, 9/15/2025	25,000	24,076
VF Corp.:
2.40%, 4/23/2025	100,000	94,215
2.95%, 4/23/2030 (b)	65,000	51,182
		1,420,966
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	85,000	75,438
Series MTN, 1.50%, 1/13/2025	100,000	94,826
Series MTN, 2.00%, 3/24/2028	115,000	99,404
Series MTN, 2.25%, 1/12/2029	100,000	85,519

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.60%, 4/17/2025	$250,000	$245,927
Series GMTN, 5.25%, 7/7/2026	90,000	89,440
Cummins, Inc. 1.50%, 9/1/2030	200,000	156,112
General Motors Co.:
5.15%, 4/1/2038	200,000	166,580
5.20%, 4/1/2045	200,000	155,686
6.13%, 10/1/2025	250,000	249,497
6.60%, 4/1/2036	100,000	97,081
6.75%, 4/1/2046	25,000	23,328
General Motors Financial Co., Inc.:
1.20%, 10/15/2024	45,000	42,768
1.25%, 1/8/2026	500,000	446,885
1.50%, 6/10/2026	500,000	441,970
2.40%, 4/10/2028	100,000	85,058
2.40%, 10/15/2028	1,000,000	829,260
2.70%, 6/10/2031	500,000	382,685
4.00%, 1/15/2025	35,000	33,980
4.30%, 4/6/2029	150,000	134,542
4.35%, 1/17/2027	185,000	174,011
5.00%, 4/9/2027	500,000	479,810
5.25%, 3/1/2026	100,000	97,680
5.80%, 6/23/2028	750,000	732,202
6.00%, 1/9/2028	100,000	98,695
6.05%, 10/10/2025	500,000	497,475
Honda Motor Co. Ltd. 2.53%, 3/10/2027	750,000	681,405
PACCAR Financial Corp.:
Series MTN, 0.90%, 11/8/2024	75,000	71,138
Series MTN, 1.10%, 5/11/2026 (b)	70,000	62,948
Series MTN, 2.00%, 2/4/2027	105,000	94,314
4.60%, 1/10/2028	100,000	97,495
Series MTN, 4.95%, 10/3/2025	50,000	49,583
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	100,000	91,049
Series MTN, 1.15%, 8/13/2027	60,000	51,360
Series MTN, 1.80%, 2/13/2025	150,000	142,551
Series MTN, 1.90%, 4/6/2028	100,000	86,776
Series MTN, 3.00%, 4/1/2025	500,000	481,590
Series GMTN, 3.05%, 1/11/2028 (b)	50,000	45,861
Series MTN, 3.40%, 4/14/2025	100,000	96,803
Series MTN, 3.65%, 8/18/2025	500,000	483,300
Security Description	Principal Amount	Value
4.45%, 5/18/2026	$750,000	$733,320
4.63%, 1/12/2028 (b)	125,000	122,038
4.80%, 1/10/2025	500,000	495,450
5.45%, 11/10/2027	200,000	200,568
		10,103,408
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
3.10%, 12/1/2051	250,000	142,797
4.35%, 3/15/2029	45,000	42,391
4.40%, 10/1/2046 (b)	30,000	21,541
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	500,000	346,185
BorgWarner, Inc. 2.65%, 7/1/2027	50,000	44,679
Lear Corp.:
3.50%, 5/30/2030	25,000	21,234
4.25%, 5/15/2029	25,000	22,695
5.25%, 5/15/2049	30,000	24,264
Magna International, Inc.:
5.50%, 3/21/2033 (b)	200,000	195,676
5.98%, 3/21/2026	200,000	200,134
		1,061,596
BANKS — 5.7%
Australia & New Zealand Banking Group Ltd.:
5.09%, 12/8/2025	250,000	247,462
5.38%, 7/3/2025	500,000	497,940
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	200,000	181,988
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (c)	200,000	197,936
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	200,000	175,212
1.85%, 3/25/2026	200,000	179,758
2.75%, 5/28/2025	200,000	188,408
2.75%, 12/3/2030	200,000	149,236
2.96%, 3/25/2031	200,000	159,154
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	400,000	302,660
4.38%, 4/12/2028	200,000	184,832
5.15%, 8/18/2025	200,000	195,612
5.59%, 8/8/2028	300,000	293,505
6.92%, 8/8/2033	200,000	191,334
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	100,000	90,337
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	200,000	183,338
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	600,000	538,218

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	$770,000	$682,335
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	379,705
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	75,428
Series MTN, 3 mo. USD Term SOFR + 0.90%, 2.02%, 2/13/2026 (c)	500,000	470,250
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	585,550
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	200,000	151,462
Series MTN, 3 mo. USD Term SOFR + 1.13%, 2.46%, 10/22/2025 (c)	75,000	71,963
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	146,188
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	250,000	200,425
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	200,000	178,152
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	153,552
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	590,176
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	117,809
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	350,000	224,084
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	150,000	117,615
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	161,183
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	75,000	62,512
SOFR + 1.56%, 2.97%, 7/21/2052 (b) (c)	200,000	120,862
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	875,000	690,042
Series MTN, 3 mo. USD Term SOFR + 1.35%, 3.09%, 10/1/2025 (c)	250,000	241,777
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	100,000	85,453
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	485,233
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.07%, 3.37%, 1/23/2026 (c)	$250,000	$240,165
Series MTN, SOFR + 1.33%, 3.38%, 4/2/2026 (c)	500,000	478,345
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	750,000	672,607
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	233,523
Series GMTN, 3.50%, 4/19/2026	130,000	122,764
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	250,000	234,542
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	250,000	228,225
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	162,322
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	100,000	73,476
Series L, 3.95%, 4/21/2025 (b)	50,000	48,271
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	150,000	134,628
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	150,000	118,437
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	600,000	442,968
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	200,000	164,478
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	500,000	460,580
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	250,000	235,735
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	150,000	119,451
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	500,000	443,945
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (c)	250,000	243,805
Series MTN, 4.88%, 4/1/2044	50,000	43,491
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	250,000	240,182
Series MTN, 5.00%, 1/21/2044	100,000	87,647

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	$500,000	$460,480
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	700,000	684,159
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	700,000	673,526
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	700,000	651,266
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	300,000	296,355
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	300,000	291,675
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	300,000	297,936
6.11%, 1/29/2037	75,000	74,033
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	325,000	326,404
Bank of America NA:
5.53%, 8/18/2026	750,000	746,205
5.65%, 8/18/2025	250,000	249,437
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	100,000	87,939
Series MTN, 1.50%, 1/10/2025	500,000	472,830
Series MTN, 1.85%, 5/1/2025	500,000	468,995
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	200,000	149,122
5.20%, 12/12/2024	75,000	74,331
5.20%, 2/1/2028 (b)	100,000	97,534
5.30%, 6/5/2026	250,000	246,720
Bank of New York Mellon SOFR + 1.07%, 5.15%, 5/22/2026 (b) (c)	250,000	247,445
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	250,000	224,405
Series J, 0.85%, 10/25/2024	150,000	142,277
Series MTN, 1.65%, 7/14/2028	100,000	84,016
Series J, 1.90%, 1/25/2029	150,000	124,700
Series G, 3.00%, 2/24/2025	100,000	96,214
Series MTN, 3.25%, 5/16/2027	100,000	92,291
Series MTN, 3.30%, 8/23/2029	250,000	217,805
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	250,000	232,832
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	230,000	224,515
Security Description	Principal Amount	Value
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	$350,000	$322,616
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	145,000	144,791
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	115,000	112,912
Bank of Nova Scotia:
1.05%, 3/2/2026	250,000	223,220
1.30%, 6/11/2025 (b)	150,000	138,710
1.30%, 9/15/2026	200,000	176,138
1.35%, 6/24/2026	100,000	88,803
2.15%, 8/1/2031	100,000	76,586
2.95%, 3/11/2027	100,000	91,266
Series MTN, 3.45%, 4/11/2025	600,000	577,512
4.75%, 2/2/2026	500,000	488,060
4.85%, 2/1/2030	85,000	79,888
5.25%, 12/6/2024	500,000	495,555
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	200,000	176,156
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	151,622
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	200,000	188,740
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	149,976
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	159,200
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	193,068
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	359,920
4.38%, 1/12/2026	50,000	47,905
3 mo. USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	186,926
5.25%, 8/17/2045	25,000	20,932
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (c)	250,000	244,782
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	200,000	196,392
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	200,000	189,528
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	250,000	247,970
SOFR + 1.88%, 6.50%, 9/13/2027 (b) (c)	200,000	199,492
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	200,000	195,294
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (c)	200,000	203,016
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	200,000	205,092

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	$700,000	$720,286
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	250,000	244,725
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	45,000	40,762
1.25%, 6/22/2026	100,000	88,536
3.60%, 4/7/2032 (b)	90,000	76,341
3.95%, 8/4/2025	250,000	241,385
5.62%, 7/17/2026	600,000	596,892
6.09%, 10/3/2033	125,000	124,213
Citibank NA:
5.80%, 9/29/2028	350,000	350,185
5.86%, 9/29/2025	265,000	265,236
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	1,000,000	890,360
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	60,000	56,656
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	500,000	441,825
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	145,000	136,893
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	145,000	110,129
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	860,000	664,617
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	119,570
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	83,521
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	135,000	106,388
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (c)	700,000	634,872
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	250,000	238,667
3.20%, 10/21/2026	300,000	277,020
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	250,000	226,098
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	100,000	91,663
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	500,000	416,420
3 mo. USD Term SOFR + 1.83%, 3.89%, 1/10/2028 (c)	250,000	233,035
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b) (c)	250,000	229,923
4.13%, 7/25/2028	70,000	63,615
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	$150,000	$116,156
4.30%, 11/20/2026	50,000	47,358
4.40%, 6/10/2025	250,000	242,475
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	224,305
4.45%, 9/29/2027	150,000	140,733
4.65%, 7/30/2045	25,000	19,998
4.65%, 7/23/2048	250,000	201,638
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	500,000	477,780
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	500,000	454,860
5.30%, 5/6/2044	50,000	42,612
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	224,338
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	500,000	494,810
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	285,000	273,247
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	885,000	882,549
6.68%, 9/13/2043	175,000	173,922
Citizens Bank NA Series BKNT, 2.25%, 4/28/2025	250,000	231,222
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	58,211
2.85%, 7/27/2026	25,000	22,429
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (b) (c)	250,000	206,443
Comerica, Inc. 4.00%, 2/1/2029 (b)	50,000	41,734
Commonwealth Bank of Australia:
5.08%, 1/10/2025	500,000	496,870
5.32%, 3/13/2026	550,000	547,569
Cooperatieve Rabobank UA:
Series BKNT, 3.75%, 7/21/2026	500,000	465,635
4.38%, 8/4/2025	250,000	241,140
5.50%, 10/5/2026	200,000	199,376
Series MTN, 5.50%, 7/18/2025	295,000	293,622
5.75%, 12/1/2043	50,000	45,914
Credit Suisse AG:
2.95%, 4/9/2025	500,000	474,990
7.50%, 2/15/2028	500,000	523,285
Deutsche Bank AG:
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	500,000	452,010
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	500,000	435,465
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	500,000	436,455

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	$150,000	$149,064
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	200,000	180,556
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	330,000	331,937
Discover Bank Series BKNT, 3.45%, 7/27/2026	25,000	22,681
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	438,250
3.95%, 3/14/2028 (b)	100,000	91,071
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	60,000	55,326
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	225,000	207,961
SOFR + 1.23%, 5.85%, 10/27/2025 (c)	250,000	245,927
Goldman Sachs Group, Inc.:
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	535,000	495,710
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	450,000	402,376
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	80,000	71,214
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	150,000	131,315
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	230,000	203,035
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	67,420
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	399,656
2.60%, 2/7/2030	750,000	613,687
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	140,497
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	590,000	526,321
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	88,884
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	200,000	159,932
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	155,000	104,858
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	1,350,000	931,095
3.50%, 1/23/2025	50,000	48,375
3.50%, 4/1/2025	250,000	240,592
3.50%, 11/16/2026	250,000	232,425
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	500,000	461,430
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	250,000	230,185
3.75%, 2/25/2026	50,000	47,532
Security Description	Principal Amount	Value
3.80%, 3/15/2030	$250,000	$220,053
3 mo. USD Term SOFR + 1.64%, 4.02%, 10/31/2038 (c)	200,000	157,472
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	500,000	462,725
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	350,000	287,094
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	385,000	364,272
4.75%, 10/21/2045	50,000	41,948
Series MTN, 4.80%, 7/8/2044	50,000	41,450
5.15%, 5/22/2045	250,000	214,365
SOFR + 1.08%, 5.80%, 8/10/2026 (c)	715,000	709,759
5.95%, 1/15/2027	50,000	49,801
6.25%, 2/1/2041	200,000	201,378
6.75%, 10/1/2037	150,000	151,706
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	750,000	661,140
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	350,000	325,171
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	169,694
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	500,000	465,350
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	164,938
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	154,880
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	200,000	160,094
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	250,000	231,342
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (c)	200,000	192,002
4.30%, 3/8/2026	250,000	239,977
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	250,000	231,305
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	500,000	426,755
4.95%, 3/31/2030	250,000	233,335
5.25%, 3/14/2044	250,000	207,293
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	250,000	230,578
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	750,000	742,575
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	200,000	195,622

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	$1,000,000	$959,340
6.50%, 9/15/2037	200,000	186,084
SOFR + 3.03%, 7.34%, 11/3/2026 (c)	500,000	510,100
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	500,000	516,935
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	500,000	527,455
HSBC USA, Inc. 5.63%, 3/17/2025	550,000	546,661
Huntington Bancshares, Inc.:
4.00%, 5/15/2025	100,000	95,685
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	300,000	293,724
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (c)	250,000	233,530
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	500,000	447,330
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	200,000	185,840
4.55%, 10/2/2028	200,000	187,892
SOFR + 1.56%, 6.08%, 9/11/2027 (b) (c)	200,000	199,146
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	200,000	194,336
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (c)	250,000	222,378
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	600,000	539,244
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	115,000	100,653
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	700,000	661,563
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	135,000	120,417
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	75,143
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	492,401
3 mo. USD Term SOFR + 1.59%, 2.01%, 3/13/2026 (c)	720,000	678,067
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	250,000	234,672
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	174,982
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	404,835
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	62,758
Security Description	Principal Amount	Value
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	$155,000	$119,944
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	713,737
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	200,000	190,346
2.95%, 10/1/2026	350,000	323,921
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	620,000	562,365
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	465,068
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	100,000	79,754
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	114,419
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	154,855
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	200,000	136,958
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	485,000	314,847
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	185,000	167,793
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	200,000	183,862
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	125,000	111,428
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	250,000	232,680
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	200,000	159,474
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	100,000	72,866
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	50,000	37,359
4.13%, 12/15/2026	50,000	47,500
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	200,000	185,222
4.25%, 10/1/2027	80,000	75,980
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	100,000	77,885
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	500,000	473,840
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	228,578

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	$140,000	$130,407
4.85%, 2/1/2044	50,000	43,528
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	500,000	482,035
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	1,000,000	920,050
4.95%, 6/1/2045	50,000	42,580
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	415,000	403,828
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,065,000	1,010,823
5.40%, 1/6/2042	50,000	46,799
5.50%, 10/15/2040	150,000	141,798
SOFR + 1.07%, 5.55%, 12/15/2025 (c)	500,000	496,610
5.63%, 8/16/2043	250,000	235,267
SOFR + 2.58%, 5.72%, 9/14/2033 (b) (c)	750,000	721,875
KeyBank NA:
Series BKNT, 3.40%, 5/20/2026	25,000	22,388
Series BKNT, 4.39%, 12/14/2027	300,000	268,467
5.85%, 11/15/2027	250,000	237,527
KeyCorp:
Series MTN, 2.25%, 4/6/2027	100,000	84,884
Series MTN, 4.15%, 10/29/2025	65,000	61,313
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	500,000	446,745
1.25%, 1/31/2025	500,000	473,225
3.00%, 5/20/2027	225,000	211,671
3.63%, 4/1/2026	955,000	924,516
3.75%, 2/15/2028	425,000	407,792
3.88%, 6/15/2028	795,000	765,672
4.13%, 7/15/2033	1,000,000	950,850
4.63%, 8/7/2026	250,000	247,940
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	50,000	45,822
2.00%, 1/13/2025	25,000	23,920
Series 44, 3.88%, 6/14/2028	750,000	722,940
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (c)	200,000	177,254
1 yr. CMT + 1.60%, 3.51%, 3/18/2026 (c)	200,000	191,730
3.75%, 1/11/2027	100,000	92,993
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	200,000	183,596
4.34%, 1/9/2048 (b)	200,000	137,738
4.55%, 8/16/2028	250,000	232,372
Security Description	Principal Amount	Value
4.65%, 3/24/2026	$100,000	$95,726
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (c)	250,000	243,167
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (c)	250,000	222,398
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (c)	500,000	488,645
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	250,000	258,815
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	165,000	152,328
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	500,000	433,215
Manufacturers & Traders Trust Co.:
4.70%, 1/27/2028	500,000	460,615
5.40%, 11/21/2025	250,000	242,285
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	500,000	460,885
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	100,000	88,555
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	440,570
2.19%, 2/25/2025	250,000	237,020
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	500,000	382,890
2.76%, 9/13/2026	25,000	22,905
3.29%, 7/25/2027	50,000	45,876
3.68%, 2/22/2027 (b)	50,000	46,963
3.74%, 3/7/2029 (b)	250,000	226,875
3.78%, 3/2/2025 (b)	50,000	48,433
3.85%, 3/1/2026	25,000	23,881
3.96%, 3/2/2028	50,000	46,766
4.05%, 9/11/2028	100,000	92,966
4.29%, 7/26/2038 (b)	35,000	29,448
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	200,000	194,330
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	200,000	195,522
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	500,000	489,440
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (c)	200,000	190,740
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (c)	200,000	191,576
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (b) (c)	200,000	193,636
1 yr. CMT + 1.08%, 5.72%, 2/20/2026 (c)	500,000	497,290
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	386,620
2.56%, 9/13/2031	215,000	162,643

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	$200,000	$166,538
4.02%, 3/5/2028	200,000	185,888
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	200,000	195,714
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	200,000	192,504
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	240,000	236,561
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	450,000	401,364
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	110,000	103,837
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	700,000	616,392
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	245,000	218,111
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	48,113
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	525,000	389,471
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	255,000	239,486
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	200,000	150,778
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	670,000	597,593
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	146,152
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	110,000	84,021
Series MTN, SOFR + 0.94%, 2.63%, 2/18/2026 (c)	150,000	142,670
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	204,008
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	250,000	145,648
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	135,000	106,105
Series MTN, 3.13%, 7/27/2026	225,000	208,978
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	145,000	99,880
3.59%, 7/22/2028 (c)	100,000	91,129
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	430,315
Security Description	Principal Amount	Value
3.63%, 1/20/2027	$100,000	$93,328
Series GMTN, 3.70%, 10/23/2024	250,000	244,227
Series GMTN, 3.88%, 1/27/2026	125,000	119,430
3.95%, 4/23/2027	25,000	23,219
3.97%, 7/22/2038 (c)	100,000	79,120
Series GMTN, 4.00%, 7/23/2025	500,000	483,370
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	175,000	164,449
4.30%, 1/27/2045	50,000	39,521
Series GMTN, 4.35%, 9/8/2026	50,000	47,675
4.38%, 1/22/2047	100,000	78,656
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	250,000	230,877
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	250,000	209,403
SOFR + 1.30%, 5.05%, 1/28/2027 (c)	80,000	78,462
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	635,000	611,784
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	155,000	149,081
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	180,000	167,162
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	160,000	142,896
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	190,000	179,491
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	290,000	282,622
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	200,000	187,230
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	135,000	126,473
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (c)	250,000	250,130
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	250,000	251,655
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	980,000	986,938
6.38%, 7/24/2042	65,000	67,049
Morgan Stanley Bank NA:
4.75%, 4/21/2026	500,000	488,225
5.48%, 7/16/2025	250,000	248,790
National Australia Bank Ltd.:
Series BKNT, 2.50%, 7/12/2026	50,000	46,144

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.94%, 1/12/2028	$300,000	$293,166
4.97%, 1/12/2026	250,000	246,875
5.13%, 11/22/2024	250,000	248,502
National Bank of Canada 5.25%, 1/17/2025	250,000	248,052
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	445,880
3 mo. USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	180,212
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	750,000	727,462
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (c)	550,000	542,602
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	59,319
3 mo. USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	55,770
3.65%, 8/3/2028	100,000	92,493
4.00%, 5/10/2027	100,000	94,488
Oesterreichische Kontrollbank AG 4.63%, 11/3/2025	645,000	638,176
PNC Bank NA Series BKNT, 3.25%, 1/22/2028	250,000	225,858
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	150,000	143,916
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	135,000	104,304
2.55%, 1/22/2030	500,000	405,120
3.15%, 5/19/2027	100,000	91,128
3.45%, 4/23/2029	100,000	87,660
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	100,000	86,143
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	115,000	111,700
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	500,000	484,055
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	750,000	727,867
SOFR + 1.32%, 5.81%, 6/12/2026 (c)	145,000	143,818
Regions Financial Corp. 2.25%, 5/18/2025	100,000	93,271
Royal Bank of Canada:
Series GMTN, 1.15%, 7/14/2026	100,000	88,319
1.20%, 4/27/2026	100,000	89,221
Series FXD, 2.05%, 1/21/2027	100,000	89,406
Series GMTN, 2.30%, 11/3/2031 (b)	100,000	77,407
3.63%, 5/4/2027 (b)	250,000	232,955
Security Description	Principal Amount	Value
3.88%, 5/4/2032	$500,000	$434,730
Series GMTN, 4.65%, 1/27/2026	100,000	97,205
Series GMTN, 4.90%, 1/12/2028	500,000	485,000
Series GMTN, 5.20%, 7/20/2026	350,000	345,534
Series MTN, 5.66%, 10/25/2024	500,000	498,185
Series MTN, 6.00%, 11/1/2027	200,000	201,512
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	46,389
4.50%, 7/17/2025	50,000	48,412
SOFR + 2.33%, 5.81%, 9/9/2026 (c)	295,000	289,808
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	675,000	658,611
Santander U.K. Group Holdings PLC:
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (c)	250,000	226,885
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	250,000	218,820
3 mo. USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	177,890
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	250,000	251,312
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	200,000	184,972
1.90%, 9/17/2028	550,000	454,173
2.14%, 9/23/2030	200,000	154,250
2.30%, 1/12/2041	750,000	459,480
2.35%, 1/15/2025 (b)	500,000	477,145
3.01%, 10/19/2026	50,000	46,010
3.04%, 7/16/2029	200,000	170,826
3.36%, 7/12/2027	50,000	45,814
3.78%, 3/9/2026	30,000	28,558
3.94%, 7/19/2028	50,000	45,864
4.31%, 10/16/2028	100,000	92,904
5.46%, 1/13/2026	500,000	494,935
5.52%, 1/13/2028	400,000	393,704
5.77%, 1/13/2033	200,000	195,414
5.80%, 7/13/2028	500,000	496,185
Synchrony Bank 5.40%, 8/22/2025	500,000	480,990
Synovus Bank 5.63%, 2/15/2028	250,000	225,245
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025 (b)	250,000	227,510
Series MTN, 1.15%, 6/12/2025	200,000	185,122

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.20%, 6/3/2026	$100,000	$88,705
Series MTN, 1.25%, 9/10/2026	100,000	88,081
Series MTN, 2.00%, 9/10/2031	100,000	76,160
Series GMTN, 2.45%, 1/12/2032	150,000	115,958
Series MTN, 3.20%, 3/10/2032	200,000	163,574
3.77%, 6/6/2025	200,000	193,394
4.11%, 6/8/2027	200,000	188,700
5.16%, 1/10/2028	500,000	487,505
Series MTN, 5.52%, 7/17/2028	200,000	197,298
Series MTN, 5.53%, 7/17/2026	200,000	198,512
Truist Bank:
Series BKNT, 3.63%, 9/16/2025	25,000	23,614
Series BKNT, 4.05%, 11/3/2025 (b)	40,000	38,398
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	100,000	83,380
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	60,000	53,116
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	41,047
Series MTN, 3.88%, 3/19/2029 (b)	100,000	87,516
4.00%, 5/1/2025	100,000	96,494
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	180,000	166,727
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	105,000	98,583
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	750,000	706,762
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (c)	750,000	741,502
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	350,000	336,742
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	150,000	109,293
1.45%, 5/12/2025	150,000	139,719
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	200,000	176,112
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	$200,000	$150,816
Series DMTN, 3.00%, 7/30/2029	100,000	83,822
Series W, 3.10%, 4/27/2026 (b)	50,000	46,462
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (c)	200,000	187,058
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	905,000	896,710
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	750,000	730,432
SOFR + 2.26%, 5.84%, 6/12/2034 (b) (c)	250,000	235,502
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	155,000	146,790
U.S. Bank NA Series BKNT, 2.05%, 1/21/2025	500,000	474,760
UBS AG:
5.65%, 9/11/2028	450,000	442,714
5.80%, 9/11/2025	450,000	448,240
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.01%, 2.16%, 2/11/2026 (c)	625,000	589,944
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	310,000	291,012
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	200,000	175,444
Series MTN, 3 mo. USD Term SOFR + 1.09%, 2.41%, 10/30/2025 (c)	250,000	239,455
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	202,095
3.00%, 4/22/2026	250,000	232,895
3.00%, 10/23/2026	250,000	229,450
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	610,561
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	110,000	102,103
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	695,000	561,136
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	665,000	609,971
Series MTN, 3.55%, 9/29/2025	50,000	47,758
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	350,000	320,008

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (c)	$145,000	$139,676
Series MTN, 4.15%, 1/24/2029	250,000	229,483
Series GMTN, 4.30%, 7/22/2027	50,000	47,104
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	150,000	136,059
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (c)	500,000	485,470
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,250,000	979,087
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	165,000	157,417
Series GMTN, 4.90%, 11/17/2045	150,000	120,018
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	500,000	452,635
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	500,000	419,530
5.38%, 11/2/2043	150,000	129,321
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	260,000	243,498
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	600,000	568,566
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	435,000	424,334
5.61%, 1/15/2044	325,000	288,704
Wells Fargo Bank NA:
5.45%, 8/7/2026	470,000	467,650
5.55%, 8/1/2025	470,000	468,444
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	89,366
2.15%, 6/3/2031	600,000	476,010
2.35%, 2/19/2025	100,000	95,736
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	29,946
2.85%, 5/13/2026	50,000	46,848
2.96%, 11/16/2040	530,000	322,637
3.35%, 3/8/2027	150,000	139,991
3.40%, 1/25/2028	100,000	92,624
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	25,910
4.42%, 7/24/2039	25,000	19,061
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	250,000	227,495
5.46%, 11/18/2027	250,000	249,780
Security Description	Principal Amount	Value
Zions Bancorp NA 3.25%, 10/29/2029	$250,000	$193,960
		142,711,581
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	240,227
4.70%, 2/1/2036	925,000	847,587
4.90%, 2/1/2046	1,000,000	870,830
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	445,155
4.00%, 4/13/2028	80,000	75,630
4.35%, 6/1/2040	500,000	423,400
4.38%, 4/15/2038	215,000	186,476
4.60%, 4/15/2048	35,000	29,611
4.75%, 1/23/2029	750,000	727,207
4.90%, 1/23/2031 (b)	65,000	63,240
4.95%, 1/15/2042	250,000	226,260
5.45%, 1/23/2039	350,000	338,614
5.55%, 1/23/2049	350,000	336,115
5.80%, 1/23/2059	45,000	43,986
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	48,404
4.00%, 4/15/2038	50,000	41,199
4.75%, 4/15/2033 (b)	200,000	190,198
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	210,905
1.38%, 3/15/2031	200,000	152,608
1.45%, 6/1/2027	790,000	697,823
1.50%, 3/5/2028	60,000	51,944
2.00%, 3/5/2031	65,000	52,189
2.13%, 9/6/2029	150,000	127,800
2.25%, 1/5/2032 (b)	100,000	81,019
2.50%, 3/15/2051	250,000	148,660
2.60%, 6/1/2050	350,000	213,818
2.88%, 5/5/2041	100,000	71,019
3.00%, 3/5/2051	90,000	59,999
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032 (b)	250,000	185,128
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	194,485
2.88%, 5/1/2030	25,000	20,957
3.15%, 8/1/2029	100,000	87,629
3.75%, 5/1/2050	20,000	14,153
4.50%, 5/9/2047	50,000	39,626
4.65%, 11/15/2028	30,000	28,581
5.00%, 2/2/2026	665,000	653,150
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	386,945
3.88%, 5/18/2028	200,000	189,240
5.30%, 10/24/2027 (b)	550,000	548,625
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	20,599

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	$40,000	$31,477
3.20%, 5/1/2030	45,000	38,733
3.35%, 3/15/2051	280,000	179,169
3.80%, 5/1/2050	70,000	49,439
3.95%, 4/15/2029	200,000	184,416
4.42%, 5/25/2025	200,000	195,634
4.50%, 4/15/2052	500,000	393,255
Molson Coors Beverage Co.:
3.00%, 7/15/2026	50,000	46,479
4.20%, 7/15/2046 (b)	30,000	22,518
PepsiCo, Inc.:
1.40%, 2/25/2031	40,000	30,744
1.63%, 5/1/2030	75,000	60,152
2.25%, 3/19/2025	250,000	238,805
2.63%, 7/29/2029	50,000	43,831
2.75%, 10/21/2051	200,000	124,116
2.85%, 2/24/2026	85,000	80,475
2.88%, 10/15/2049	100,000	65,183
3.38%, 7/29/2049	35,000	24,941
3.45%, 10/6/2046	150,000	110,115
3.60%, 2/18/2028	550,000	519,810
4.45%, 5/15/2028 (b)	100,000	98,054
4.45%, 2/15/2033 (b)	100,000	95,616
4.55%, 2/13/2026	65,000	64,287
4.65%, 2/15/2053 (b)	850,000	755,531
		12,823,821
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.65%, 8/15/2028	250,000	210,162
2.20%, 2/21/2027	820,000	735,934
2.30%, 2/25/2031	100,000	80,036
2.77%, 9/1/2053	65,000	36,106
3.15%, 2/21/2040	850,000	599,071
3.20%, 11/2/2027	250,000	229,457
3.38%, 2/21/2050	100,000	65,407
4.05%, 8/18/2029	500,000	463,490
4.20%, 2/22/2052	500,000	373,280
4.40%, 5/1/2045	50,000	39,563
4.56%, 6/15/2048	200,000	160,450
4.66%, 6/15/2051	150,000	121,236
4.88%, 3/1/2053	500,000	417,005
5.15%, 3/2/2028	700,000	688,170
5.25%, 3/2/2025	535,000	530,977
5.25%, 3/2/2033	680,000	649,849
5.51%, 3/2/2026	85,000	84,374
5.65%, 3/2/2053	910,000	850,559
5.75%, 3/2/2063	795,000	734,143
Baxalta, Inc. 4.00%, 6/23/2025	8,000	7,760
Biogen, Inc.:
2.25%, 5/1/2030	35,000	27,928
3.25%, 2/15/2051	308,000	190,806
4.05%, 9/15/2025	50,000	48,277
Security Description	Principal Amount	Value
Gilead Sciences, Inc.:
1.20%, 10/1/2027	$295,000	$250,809
1.65%, 10/1/2030 (b)	290,000	226,238
2.60%, 10/1/2040	350,000	230,118
2.80%, 10/1/2050	150,000	89,899
2.95%, 3/1/2027	25,000	23,067
3.65%, 3/1/2026	85,000	81,355
4.15%, 3/1/2047	120,000	94,765
4.50%, 2/1/2045	25,000	20,719
4.60%, 9/1/2035	100,000	91,192
4.75%, 3/1/2046	175,000	149,861
4.80%, 4/1/2044	25,000	21,718
Illumina, Inc.:
5.75%, 12/13/2027	100,000	98,255
5.80%, 12/12/2025	250,000	248,302
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	26,941
2.80%, 9/15/2050	30,000	17,222
Royalty Pharma PLC:
1.20%, 9/2/2025	70,000	63,620
2.20%, 9/2/2030	40,000	30,964
3.30%, 9/2/2040	65,000	42,542
3.55%, 9/2/2050	315,000	192,950
		9,344,577
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	18,484
2.05%, 5/15/2030	20,000	16,408
2.70%, 5/15/2040	50,000	34,273
2.80%, 5/15/2050	35,000	22,067
4.80%, 3/3/2033	250,000	239,717
Cabot Corp. 4.00%, 7/1/2029	25,000	22,621
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027	600,000	591,564
6.38%, 7/15/2032 (b)	600,000	578,028
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	396,230
3.60%, 11/15/2050	750,000	502,987
4.25%, 10/1/2034	36,000	31,259
4.38%, 11/15/2042	50,000	39,031
4.80%, 11/30/2028	100,000	96,789
4.80%, 5/15/2049	65,000	52,188
6.90%, 5/15/2053	500,000	524,290
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	100,000	97,614
4.73%, 11/15/2028	150,000	144,969
5.42%, 11/15/2048	110,000	100,846
Eastman Chemical Co.:
3.80%, 3/15/2025	25,000	24,235
4.50%, 12/1/2028	100,000	94,089
5.75%, 3/8/2033	250,000	238,390

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ecolab, Inc.:
1.65%, 2/1/2027	$500,000	$443,775
2.70%, 11/1/2026	150,000	139,008
2.75%, 8/18/2055	500,000	282,475
EIDP, Inc. 1.70%, 7/15/2025	40,000	37,251
FMC Corp. 4.50%, 10/1/2049	100,000	68,230
Huntsman International LLC 4.50%, 5/1/2029	20,000	18,070
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	41,239
Linde, Inc.:
1.10%, 8/10/2030 (b)	500,000	383,650
3.20%, 1/30/2026	275,000	263,183
3.55%, 11/7/2042	25,000	18,574
4.70%, 12/5/2025	250,000	246,725
LYB International Finance BV 4.88%, 3/15/2044	25,000	20,059
LYB International Finance III LLC:
1.25%, 10/1/2025	20,000	18,221
2.25%, 10/1/2030	25,000	19,841
3.38%, 10/1/2040	280,000	190,476
3.63%, 4/1/2051	40,000	25,485
3.80%, 10/1/2060	30,000	18,314
4.20%, 10/15/2049	50,000	35,332
4.20%, 5/1/2050	50,000	35,193
LyondellBasell Industries NV 4.63%, 2/26/2055	25,000	18,432
Mosaic Co.:
4.05%, 11/15/2027	250,000	234,612
5.63%, 11/15/2043	25,000	21,790
NewMarket Corp. 2.70%, 3/18/2031	750,000	587,895
Nutrien Ltd.:
2.95%, 5/13/2030	100,000	83,535
3.00%, 4/1/2025	50,000	47,759
4.00%, 12/15/2026	50,000	47,391
4.13%, 3/15/2035	25,000	20,711
4.20%, 4/1/2029	85,000	78,742
4.90%, 3/27/2028	140,000	135,223
5.00%, 4/1/2049	150,000	123,217
5.80%, 3/27/2053 (b)	750,000	687,517
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	62,840
2.80%, 8/15/2029	100,000	86,379
RPM International, Inc.:
2.95%, 1/15/2032	500,000	389,110
3.75%, 3/15/2027	50,000	46,537
4.25%, 1/15/2048 (b)	200,000	143,432
5.25%, 6/1/2045	25,000	20,703
Sherwin-Williams Co.:
2.20%, 3/15/2032	155,000	118,663
2.30%, 5/15/2030	60,000	48,604
Security Description	Principal Amount	Value
2.95%, 8/15/2029	$50,000	$43,208
3.30%, 5/15/2050	100,000	63,182
3.45%, 6/1/2027	30,000	27,922
3.80%, 8/15/2049	50,000	35,262
Westlake Corp.:
3.13%, 8/15/2051	350,000	201,642
4.38%, 11/15/2047	150,000	109,711
5.00%, 8/15/2046	100,000	79,877
		9,735,076
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	57,875
1.70%, 5/15/2028	60,000	51,765
Block Financial LLC 3.88%, 8/15/2030	30,000	25,784
California Institute of Technology 3.65%, 9/1/2119	45,000	27,545
Cintas Corp. No. 2:
3.45%, 5/1/2025	45,000	43,518
3.70%, 4/1/2027	150,000	142,174
Equifax, Inc.:
2.60%, 12/1/2024	50,000	48,032
5.10%, 12/15/2027	115,000	111,389
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	79,231
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	15,317
Global Payments, Inc.:
1.20%, 3/1/2026	75,000	66,903
1.50%, 11/15/2024	55,000	52,209
2.15%, 1/15/2027	100,000	88,133
2.65%, 2/15/2025	350,000	333,515
4.45%, 6/1/2028	100,000	92,619
GXO Logistics, Inc. 1.65%, 7/15/2026	750,000	660,300
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	100,000	66,466
3.96%, 7/1/2038	50,000	43,092
Moody's Corp.:
2.00%, 8/19/2031	100,000	77,457
2.75%, 8/19/2041	350,000	227,556
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	107,847
PayPal Holdings, Inc.:
2.30%, 6/1/2030	55,000	44,906
2.40%, 10/1/2024	35,000	33,866
2.65%, 10/1/2026	270,000	248,945
2.85%, 10/1/2029	30,000	26,013
3.25%, 6/1/2050	65,000	42,563

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 6/1/2027 (b)	$70,000	$66,795
President & Fellows of Harvard College 3.15%, 7/15/2046	225,000	157,277
Quanta Services, Inc.:
0.95%, 10/1/2024	30,000	28,382
2.35%, 1/15/2032	55,000	41,429
3.05%, 10/1/2041	250,000	159,297
RELX Capital, Inc. 4.00%, 3/18/2029	100,000	93,118
S&P Global, Inc.:
2.45%, 3/1/2027	545,000	496,424
2.50%, 12/1/2029	55,000	46,580
2.90%, 3/1/2032	70,000	57,559
3.25%, 12/1/2049	65,000	42,791
3.70%, 3/1/2052	525,000	379,097
3.90%, 3/1/2062	30,000	21,610
COR, 5.25%, 9/15/2033 (d)	250,000	243,525
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	12,262
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	15,916
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	7,211
University of Southern California:
2.81%, 10/1/2050	50,000	30,709
3.03%, 10/1/2039	25,000	18,842
Series A, 3.23%, 10/1/2120	35,000	19,263
4.98%, 10/1/2053	140,000	128,397
Verisk Analytics, Inc.:
4.13%, 3/15/2029	120,000	111,758
5.75%, 4/1/2033 (b)	115,000	113,972
		5,107,234
COMPUTERS — 0.5%
Apple, Inc.:
0.55%, 8/20/2025 (b)	200,000	183,328
0.70%, 2/8/2026	200,000	180,118
1.13%, 5/11/2025	350,000	327,313
1.20%, 2/8/2028	500,000	426,375
1.25%, 8/20/2030	200,000	156,308
1.40%, 8/5/2028	500,000	423,405
1.65%, 5/11/2030	90,000	72,904
1.65%, 2/8/2031	200,000	158,404
2.05%, 9/11/2026	750,000	689,392
2.38%, 2/8/2041	50,000	33,366
2.40%, 8/20/2050	110,000	64,356
2.65%, 5/11/2050	300,000	182,856
2.65%, 2/8/2051	200,000	121,340
2.70%, 8/5/2051	350,000	212,839
Security Description	Principal Amount	Value
2.75%, 1/13/2025	$200,000	$193,380
2.80%, 2/8/2061	100,000	58,464
3.00%, 11/13/2027	100,000	92,336
3.20%, 5/11/2027	250,000	234,648
3.25%, 2/23/2026	150,000	143,300
3.25%, 8/8/2029 (b)	750,000	684,135
3.45%, 2/9/2045	350,000	262,839
3.85%, 5/4/2043	25,000	20,177
3.85%, 8/4/2046	150,000	118,017
3.95%, 8/8/2052	500,000	390,595
4.10%, 8/8/2062	750,000	577,200
4.38%, 5/13/2045	75,000	64,533
4.50%, 2/23/2036 (b)	350,000	332,871
4.65%, 2/23/2046	75,000	66,734
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (d)	250,000	167,413
3.45%, 12/15/2051 (d)	250,000	155,153
4.90%, 10/1/2026	100,000	97,596
5.25%, 2/1/2028	500,000	492,165
5.75%, 2/1/2033 (b)	65,000	63,185
6.02%, 6/15/2026	520,000	521,596
6.20%, 7/15/2030	250,000	251,677
8.35%, 7/15/2046	252,000	293,479
DXC Technology Co.:
1.80%, 9/15/2026 (b)	100,000	87,760
2.38%, 9/15/2028	100,000	81,300
Genpact Luxembourg Sarl 3.38%, 12/1/2024	50,000	48,030
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	150,000	136,242
4.90%, 10/15/2025	70,000	68,705
6.10%, 4/1/2026	350,000	349,436
6.20%, 10/15/2035	10,000	10,019
6.35%, 10/15/2045	10,000	9,705
HP, Inc.:
1.45%, 6/17/2026	200,000	178,908
4.00%, 4/15/2029 (b)	500,000	456,495
4.20%, 4/15/2032	200,000	172,948
6.00%, 9/15/2041 (b)	250,000	234,800
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	744,166
1.95%, 5/15/2030	350,000	280,899
2.72%, 2/9/2032	100,000	81,828
2.85%, 5/15/2040	100,000	67,117
2.95%, 5/15/2050	100,000	59,833
3.30%, 5/15/2026	250,000	236,727
3.50%, 5/15/2029	215,000	194,315
4.00%, 7/27/2025	500,000	486,695
4.15%, 7/27/2027	250,000	238,610
4.15%, 5/15/2039 (b)	100,000	81,146
4.70%, 2/19/2046	325,000	271,534
5.88%, 11/29/2032 (b)	25,000	25,724

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Leidos, Inc.:
2.30%, 2/15/2031	$55,000	$42,201
3.63%, 5/15/2025	25,000	24,002
5.75%, 3/15/2033	95,000	90,857
Western Digital Corp.:
2.85%, 2/1/2029	30,000	24,044
3.10%, 2/1/2032	55,000	40,229
		13,338,072
CONSTRUCTION MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025	535,000	508,368
2.49%, 2/15/2027	35,000	31,516
2.70%, 2/15/2031	250,000	202,565
2.72%, 2/15/2030	300,000	250,110
3.38%, 4/5/2040	515,000	368,143
3.58%, 4/5/2050	550,000	371,602
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	200,000	170,584
5.88%, 6/1/2033	65,000	62,546
Johnson Controls International PLC 4.50%, 2/15/2047	320,000	256,099
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	15,000	11,625
Lennox International, Inc. 1.35%, 8/1/2025	25,000	22,992
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	39,154
3.20%, 7/15/2051	70,000	43,802
4.25%, 12/15/2047	100,000	75,970
Masco Corp.:
2.00%, 2/15/2031	100,000	76,580
3.13%, 2/15/2051	500,000	291,485
4.50%, 5/15/2047	100,000	74,329
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	100,000	87,346
Owens Corning:
3.95%, 8/15/2029	70,000	63,435
4.30%, 7/15/2047	100,000	75,747
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	100,000	92,175
5.25%, 3/3/2033	90,000	86,708
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	25,000	23,895
Vulcan Materials Co.:
4.70%, 3/1/2048	100,000	82,633
5.80%, 3/1/2026	165,000	164,340
		3,533,749
Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.0% (a)
Unilever Capital Corp.:
4.88%, 9/8/2028	$200,000	$196,910
5.00%, 12/8/2033	200,000	193,758
		390,668
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
1.85%, 2/15/2025	100,000	95,004
4.60%, 6/15/2045	50,000	42,774
		137,778
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	1,150,000	1,094,248
1.75%, 1/30/2026	225,000	202,887
Series 3NC1, 1.75%, 10/29/2024	150,000	142,963
2.45%, 10/29/2026	150,000	134,469
3.30%, 1/30/2032	150,000	119,417
3.40%, 10/29/2033	150,000	116,241
3.65%, 7/21/2027	150,000	136,216
6.50%, 7/15/2025	500,000	500,245
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	58,400
Air Lease Corp.:
1.88%, 8/15/2026	100,000	88,699
Series MTN, 2.88%, 1/15/2026	160,000	148,798
3.13%, 12/1/2030	100,000	81,354
3.25%, 3/1/2025	100,000	95,634
3.63%, 4/1/2027	70,000	64,306
Series GMTN, 3.75%, 6/1/2026	150,000	141,363
5.30%, 2/1/2028	150,000	144,988
5.85%, 12/15/2027	250,000	246,425
Aircastle Ltd. 4.25%, 6/15/2026	65,000	61,511
Ally Financial, Inc.:
2.20%, 11/2/2028	100,000	79,001
5.80%, 5/1/2025 (b)	215,000	211,115
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	125,000	122,315
7.10%, 11/15/2027 (b)	200,000	199,688
American Express Co.:
1.65%, 11/4/2026	550,000	486,590
2.25%, 3/4/2025	500,000	475,110
2.55%, 3/4/2027	165,000	148,992
3.00%, 10/30/2024	100,000	96,997
3.95%, 8/1/2025	250,000	241,865
4.20%, 11/6/2025	105,000	101,719
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	250,000	222,487
4.90%, 2/13/2026	45,000	44,123

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.00%, 4.99%, 5/1/2026 (c)	$250,000	$245,497
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	105,000	95,900
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	250,000	243,695
Ameriprise Financial, Inc.:
3.70%, 10/15/2024	50,000	48,946
4.50%, 5/13/2032	70,000	63,990
5.15%, 5/15/2033	60,000	56,659
BGC Partners, Inc. 8.00%, 5/25/2028 (d)	200,000	194,604
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	19,683
2.40%, 4/30/2030	45,000	37,459
3.20%, 3/15/2027	56,000	52,379
3.25%, 4/30/2029	60,000	54,143
4.75%, 5/25/2033	235,000	220,280
Brookfield Capital Finance LLC 6.09%, 6/14/2033	350,000	339,647
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	63,435
3.50%, 3/30/2051	50,000	30,660
3.90%, 1/25/2028	50,000	46,027
4.35%, 4/15/2030	100,000	90,095
4.70%, 9/20/2047	50,000	38,876
4.85%, 3/29/2029	100,000	94,726
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	300,000	260,640
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	300,000	220,530
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	175,000	164,979
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	200,000	167,300
3.30%, 10/30/2024	100,000	96,906
3.75%, 7/28/2026	125,000	115,855
3.80%, 1/31/2028	250,000	225,002
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	250,000	237,215
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	155,000	147,306
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	500,000	452,060
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	750,000	733,170
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	165,000	155,483
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (b)	100,000	76,647
Charles Schwab Corp.:
0.90%, 3/11/2026	250,000	221,577
1.15%, 5/13/2026	50,000	44,186
1.65%, 3/11/2031	250,000	184,532
Security Description	Principal Amount	Value
2.00%, 3/20/2028	$500,000	$421,985
2.30%, 5/13/2031	100,000	77,146
3.20%, 1/25/2028 (b)	50,000	44,874
3.45%, 2/13/2026	50,000	47,261
3.85%, 5/21/2025	250,000	241,450
4.00%, 2/1/2029	50,000	45,892
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	200,000	195,808
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	250,000	242,680
CI Financial Corp. 3.20%, 12/17/2030 (b)	250,000	189,400
CME Group, Inc.:
2.65%, 3/15/2032	145,000	118,087
3.75%, 6/15/2028	100,000	94,431
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	53,276
Discover Financial Services:
4.10%, 2/9/2027	75,000	68,051
4.50%, 1/30/2026	50,000	47,783
6.70%, 11/29/2032 (b)	400,000	386,340
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	139,195
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	75,853
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	23,993
2.65%, 9/15/2040	50,000	32,654
3.00%, 6/15/2050	25,000	15,423
3.00%, 9/15/2060	50,000	28,509
3.10%, 9/15/2027	100,000	91,740
3.65%, 5/23/2025	595,000	574,990
3.75%, 12/1/2025	180,000	173,039
4.00%, 9/15/2027	200,000	189,256
4.25%, 9/21/2048	150,000	117,683
4.35%, 6/15/2029	85,000	79,943
4.60%, 3/15/2033	55,000	50,402
4.95%, 6/15/2052	95,000	82,293
5.20%, 6/15/2062	145,000	126,746
Invesco Finance PLC 3.75%, 1/15/2026	50,000	47,787
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	250,000	189,877
2.75%, 10/15/2032 (b)	40,000	29,766
4.15%, 1/23/2030	50,000	44,056
4.85%, 1/15/2027	90,000	86,312
5.88%, 7/21/2028	110,000	107,623
6.50%, 1/20/2043	50,000	48,538
Lazard Group LLC 4.50%, 9/19/2028	100,000	92,953
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	95,283
2.95%, 6/1/2029	100,000	88,917
3.30%, 3/26/2027	30,000	28,176

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.35%, 3/26/2030	$50,000	$44,698
3.50%, 2/26/2028 (b)	30,000	28,101
3.65%, 6/1/2049	100,000	74,567
3.85%, 3/26/2050	515,000	397,266
3.95%, 2/26/2048	30,000	23,680
4.88%, 3/9/2028 (b)	215,000	213,134
Nasdaq, Inc.:
1.65%, 1/15/2031 (b)	200,000	150,804
2.50%, 12/21/2040	250,000	153,080
3.25%, 4/28/2050	40,000	24,947
3.95%, 3/7/2052	500,000	348,650
5.55%, 2/15/2034	750,000	715,492
5.95%, 8/15/2053	500,000	467,040
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	132,592
1.85%, 7/16/2025	200,000	184,954
2.33%, 1/22/2027	500,000	440,115
2.65%, 1/16/2025	500,000	477,195
5.71%, 1/9/2026	500,000	494,335
ORIX Corp.:
2.25%, 3/9/2031 (b)	100,000	79,048
3.70%, 7/18/2027	50,000	46,650
4.00%, 4/13/2032 (b)	100,000	87,913
Radian Group, Inc. 6.63%, 3/15/2025	350,000	347,959
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	111,992
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	84,693
Synchrony Financial:
2.88%, 10/28/2031	150,000	106,257
4.50%, 7/23/2025	50,000	47,420
Visa, Inc.:
0.75%, 8/15/2027	45,000	38,417
1.10%, 2/15/2031	500,000	377,520
1.90%, 4/15/2027	500,000	448,530
2.05%, 4/15/2030	150,000	123,884
2.70%, 4/15/2040	350,000	245,385
2.75%, 9/15/2027 (b)	250,000	228,805
3.65%, 9/15/2047	100,000	75,635
4.15%, 12/14/2035	50,000	45,034
4.30%, 12/14/2045	200,000	168,230
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	46,999
		23,564,747
ELECTRIC — 2.0%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	31,653
Series H, 3.45%, 1/15/2050	100,000	64,429
3.80%, 10/1/2047	25,000	16,948
4.70%, 5/15/2032	200,000	182,934
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	72,418
Security Description	Principal Amount	Value
3.80%, 6/15/2049	$50,000	$36,171
4.25%, 9/15/2048	20,000	15,571
AES Corp.:
1.38%, 1/15/2026	250,000	222,582
2.45%, 1/15/2031	500,000	384,045
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	50,000	38,197
3.13%, 7/15/2051	50,000	30,496
3.85%, 12/1/2042	75,000	56,848
Series A, 4.30%, 7/15/2048	65,000	50,038
Ameren Corp.:
1.75%, 3/15/2028	50,000	42,419
3.65%, 2/15/2026	50,000	47,642
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	36,399
3.80%, 5/15/2028	25,000	23,488
4.15%, 3/15/2046	50,000	38,615
4.50%, 3/15/2049	50,000	41,233
4.95%, 6/1/2033	400,000	378,332
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	30,000	27,153
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (b) (c)	250,000	204,382
Series J, 4.30%, 12/1/2028	100,000	93,800
5.63%, 3/1/2033	190,000	183,745
5.70%, 8/15/2025	90,000	89,463
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	18,858
Series BB, 4.50%, 8/1/2032	85,000	76,121
7.00%, 4/1/2038	25,000	26,573
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	45,960
3.75%, 5/15/2046	25,000	17,074
4.20%, 8/15/2048	25,000	17,966
4.25%, 3/1/2049	50,000	36,112
4.35%, 11/15/2045	50,000	37,542
Avangrid, Inc. 3.15%, 12/1/2024	50,000	48,178
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	317,568
5.40%, 6/1/2053	500,000	458,355
6.35%, 10/1/2036	50,000	51,552
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	22,445
2.85%, 5/15/2051	300,000	172,434
3.25%, 4/15/2028	30,000	27,137
3.70%, 7/15/2030	250,000	221,870
4.25%, 10/15/2050	500,000	368,665
4.50%, 2/1/2045	50,000	39,773
4.60%, 5/1/2053	500,000	388,905

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 11/15/2043	$150,000	$131,937
Black Hills Corp.:
3.15%, 1/15/2027	25,000	22,912
3.88%, 10/15/2049	100,000	66,538
4.35%, 5/1/2033	30,000	25,618
5.95%, 3/15/2028	200,000	199,994
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	55,000	44,348
Series Z, 2.40%, 9/1/2026	50,000	45,822
Series AA, 3.00%, 2/1/2027	100,000	92,413
Series AF, 3.35%, 4/1/2051	350,000	233,215
3.95%, 3/1/2048	50,000	37,828
Series AC, 4.25%, 2/1/2049	200,000	157,788
4.95%, 4/1/2033	500,000	474,845
CenterPoint Energy, Inc. 2.65%, 6/1/2031	40,000	31,968
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	15,109
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	46,177
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	42,855
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	285,000	162,282
Series 130, 3.13%, 3/15/2051	150,000	94,092
Series 132, 3.15%, 3/15/2032	100,000	84,006
Series 123, 3.75%, 8/15/2047	150,000	107,740
4.00%, 3/1/2048	125,000	94,664
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025 (b)	250,000	226,050
Series A, 3.20%, 3/15/2027	150,000	139,510
Series A, 4.15%, 6/1/2045	100,000	77,913
4.90%, 7/1/2033	350,000	332,230
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	200,000	160,756
Series C, 3.00%, 12/1/2060	150,000	83,776
3.20%, 12/1/2051	500,000	312,135
3.60%, 6/15/2061	250,000	161,700
3.70%, 11/15/2059	85,000	55,331
3.85%, 6/15/2046	50,000	35,844
Series 20B, 3.95%, 4/1/2050	250,000	184,785
Security Description	Principal Amount	Value
Series D, 4.00%, 12/1/2028	$100,000	$93,149
Series A, 4.13%, 5/15/2049	100,000	74,161
4.45%, 3/15/2044	75,000	60,121
4.50%, 5/15/2058	100,000	75,827
Series 06-B, 6.20%, 6/15/2036	25,000	25,051
Constellation Energy Generation LLC:
5.60%, 3/1/2028	125,000	124,247
5.80%, 3/1/2033	145,000	141,452
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	33,560
3.75%, 2/15/2050	50,000	36,193
4.05%, 5/15/2048	100,000	76,975
4.63%, 5/15/2033	100,000	93,158
4.65%, 3/1/2028 (b)	300,000	292,758
4.90%, 2/15/2029	100,000	97,645
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	21,136
Dominion Energy South Carolina, Inc. Series A, 2.30%, 12/1/2031	150,000	116,620
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	75,000	67,488
Series C, 2.25%, 8/15/2031	45,000	34,723
Series D, 2.85%, 8/15/2026	25,000	23,085
Series B, 3.30%, 4/15/2041	565,000	384,771
Series C, 3.38%, 4/1/2030	350,000	301,031
4.70%, 12/1/2044	130,000	103,507
5.38%, 11/15/2032	350,000	334,173
DTE Electric Co.:
2.25%, 3/1/2030	500,000	413,025
Series A, 3.00%, 3/1/2032	100,000	82,796
3.70%, 6/1/2046	75,000	53,647
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	70,000	64,563
Series C, 3.40%, 6/15/2029	164,000	144,445
4.88%, 6/1/2028	290,000	280,007
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	126,786
2.55%, 4/15/2031	75,000	61,427
2.85%, 3/15/2032	155,000	126,495
3.20%, 8/15/2049	100,000	63,760
3.45%, 4/15/2051	90,000	60,301
3.88%, 3/15/2046	150,000	108,498
3.95%, 11/15/2028	100,000	93,782
4.25%, 12/15/2041	130,000	103,951
4.95%, 1/15/2033	250,000	237,790

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 1/15/2053	$500,000	$457,620
5.40%, 1/15/2054	750,000	692,182
Duke Energy Corp.:
0.90%, 9/15/2025	350,000	318,503
2.55%, 6/15/2031	100,000	79,225
2.65%, 9/1/2026	50,000	46,036
3.15%, 8/15/2027 (b)	100,000	91,011
3.30%, 6/15/2041	850,000	582,394
3.50%, 6/15/2051	100,000	64,601
3.75%, 9/1/2046	250,000	172,377
3.95%, 8/15/2047	150,000	105,846
5.00%, 8/15/2052	500,000	415,040
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	127,018
3.20%, 1/15/2027	250,000	234,042
6.40%, 6/15/2038	50,000	51,577
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	37,172
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	19,461
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	54,701
3.40%, 4/1/2032	145,000	122,828
3.60%, 9/15/2047	50,000	34,801
3.70%, 9/1/2028	50,000	46,408
4.20%, 8/15/2045	150,000	114,487
Edison International:
3.55%, 11/15/2024	80,000	77,623
4.13%, 3/15/2028	50,000	45,933
5.25%, 11/15/2028	285,000	274,201
6.95%, 11/15/2029	300,000	309,213
Emera U.S. Finance LP 4.75%, 6/15/2046	130,000	95,996
Enel Chile SA 4.88%, 6/12/2028	50,000	47,514
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	55,431
3.35%, 6/15/2052	100,000	63,760
4.20%, 4/1/2049	25,000	18,752
Entergy Corp.:
1.90%, 6/15/2028	125,000	105,747
2.40%, 6/15/2031	150,000	117,087
2.95%, 9/1/2026	50,000	46,204
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	20,774
3.10%, 6/15/2041	250,000	171,335
3.25%, 4/1/2028	200,000	181,106
4.20%, 4/1/2050	50,000	37,719
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	22,177
3.50%, 6/1/2051	145,000	95,246
3.85%, 6/1/2049	125,000	89,540
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	64,807
3.55%, 9/30/2049	25,000	16,913
Security Description	Principal Amount	Value
5.80%, 9/1/2053	$140,000	$133,455
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	16,030
4.13%, 3/1/2042	30,000	23,144
5.70%, 3/15/2053	135,000	126,039
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	50,000	40,334
Series 2019, 4.13%, 4/1/2049	100,000	73,325
4.20%, 6/15/2047	25,000	18,941
4.20%, 3/15/2048	50,000	38,067
Eversource Energy:
2.90%, 3/1/2027	100,000	91,206
Series L, 2.90%, 10/1/2024	250,000	242,107
3.38%, 3/1/2032	100,000	82,801
Series O, 4.25%, 4/1/2029	25,000	23,283
5.45%, 3/1/2028	160,000	158,328
Exelon Corp.:
2.75%, 3/15/2027	100,000	90,771
3.35%, 3/15/2032	100,000	83,115
3.40%, 4/15/2026	100,000	94,705
3.95%, 6/15/2025	50,000	48,331
4.10%, 3/15/2052	350,000	252,297
4.70%, 4/15/2050	250,000	199,142
5.10%, 6/15/2045	330,000	282,325
5.15%, 3/15/2028	550,000	539,814
5.30%, 3/15/2033 (b)	100,000	95,280
5.60%, 3/15/2053	100,000	91,034
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	401,620
2.85%, 4/1/2025	500,000	479,920
2.88%, 12/4/2051	750,000	455,490
3.15%, 10/1/2049	30,000	19,577
3.95%, 3/1/2048	85,000	64,648
3.99%, 3/1/2049	25,000	18,885
4.05%, 10/1/2044	50,000	39,093
4.13%, 6/1/2048	100,000	77,753
5.10%, 4/1/2033	500,000	483,760
Fortis, Inc. 3.06%, 10/4/2026	50,000	45,835
Georgia Power Co. Series A, 3.25%, 3/15/2051	570,000	361,420
Idaho Power Co. 5.80%, 4/1/2054	250,000	239,457
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	28,285
4.25%, 8/15/2048	15,000	11,353
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	32,646
3.70%, 9/15/2046	50,000	33,774
4.10%, 9/26/2028	50,000	46,783
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	87,594

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
ITC Holdings Corp. 3.35%, 11/15/2027	$50,000	$45,652
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	113,347
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	100,000	88,874
1.35%, 3/15/2031	50,000	36,540
Series MTN, 1.65%, 6/15/2031	200,000	148,020
3.40%, 2/7/2028	50,000	45,939
3.90%, 11/1/2028	100,000	93,005
4.02%, 11/1/2032	50,000	44,030
Series MTN, 5.05%, 9/15/2028 (b)	500,000	490,635
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	750,000	634,635
2.25%, 6/1/2030	250,000	199,972
2.44%, 1/15/2032	500,000	386,800
2.75%, 11/1/2029	165,000	140,123
3.50%, 4/1/2029	100,000	89,444
3.55%, 5/1/2027	100,000	93,090
4.63%, 7/15/2027	500,000	481,735
3 mo. USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	21,873
5.05%, 2/28/2033	500,000	466,630
5.25%, 2/28/2053	500,000	432,650
5.75%, 9/1/2025	200,000	199,408
Northern States Power Co.:
2.60%, 6/1/2051	50,000	28,318
2.90%, 3/1/2050	30,000	18,401
3.60%, 9/15/2047	50,000	35,229
5.10%, 5/15/2053	350,000	312,781
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	46,468
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	81,751
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	100,000	75,992
4.00%, 6/1/2049	20,000	14,569
5.00%, 6/1/2033	350,000	328,086
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	50,000	46,303
5.40%, 1/15/2033	105,000	101,367
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	70,000	63,488
2.75%, 5/15/2030	75,000	63,217
3.70%, 11/15/2028	200,000	185,168
3.80%, 9/30/2047	100,000	73,143
4.15%, 6/1/2032	75,000	68,179
5.35%, 10/1/2052 (b)	100,000	93,044
Security Description	Principal Amount	Value
7.50%, 9/1/2038	$50,000	$57,176
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	265,776
3.25%, 6/1/2031	790,000	628,508
3.30%, 8/1/2040	350,000	224,686
3.45%, 7/1/2025 (b)	250,000	237,260
3.50%, 8/1/2050	295,000	175,832
4.20%, 3/1/2029	70,000	61,825
4.20%, 6/1/2041	55,000	38,581
4.50%, 7/1/2040	250,000	186,020
4.55%, 7/1/2030	250,000	220,675
4.95%, 7/1/2050	250,000	186,637
5.25%, 3/1/2052	500,000	383,085
6.15%, 1/15/2033	250,000	237,200
PacifiCorp:
2.70%, 9/15/2030	320,000	261,475
2.90%, 6/15/2052	200,000	110,122
3.30%, 3/15/2051	65,000	38,965
5.35%, 12/1/2053	1,100,000	912,329
5.50%, 5/15/2054	350,000	296,541
PECO Energy Co.:
3.05%, 3/15/2051	45,000	27,851
3.90%, 3/1/2048	125,000	93,506
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	352,516	331,087
Series A-2, 4.72%, 6/1/2039	300,000	277,896
Series A-4, 5.21%, 12/1/2049	500,000	451,170
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	43,879
3.95%, 6/1/2047	50,000	37,767
5.00%, 5/15/2033	145,000	138,191
5.25%, 5/15/2053	585,000	532,707
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	500,000	387,860
Series 34, 3.20%, 3/1/2050	30,000	18,809
3.80%, 6/15/2047	150,000	105,732
Public Service Co. of Oklahoma 5.25%, 1/15/2033	200,000	189,908
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	150,000	135,115
Series MTN, 2.05%, 8/1/2050	50,000	25,659
Series MTN, 3.00%, 3/1/2051	150,000	93,600
Series MTN, 3.20%, 5/15/2029	50,000	44,535

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.20%, 8/1/2049	$30,000	$19,754
Series MTN, 3.60%, 12/1/2047	100,000	71,524
Series MTN, 3.65%, 9/1/2042	50,000	37,272
Series MTN, 3.70%, 5/1/2028	50,000	46,716
Series MTN, 4.90%, 12/15/2032	625,000	598,412
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	76,528
2.45%, 11/15/2031	100,000	77,565
Puget Energy, Inc. 4.22%, 3/15/2032	180,000	153,401
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	41,103
4.22%, 6/15/2048	65,000	49,028
5.80%, 3/15/2040	50,000	47,288
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	150,000	115,792
Series WWW, 2.95%, 8/15/2051	350,000	211,592
Series RRR, 3.75%, 6/1/2047	50,000	35,419
Sempra:
3.25%, 6/15/2027	300,000	273,978
3.30%, 4/1/2025	140,000	134,561
3.40%, 2/1/2028	30,000	27,290
3.80%, 2/1/2038	100,000	77,607
4.00%, 2/1/2048	30,000	21,584
5.40%, 8/1/2026	200,000	197,932
5.50%, 8/1/2033	200,000	191,438
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	46,435
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	80,106
2.75%, 2/1/2032	125,000	99,800
2.85%, 8/1/2029	115,000	98,845
Series 20A, 2.95%, 2/1/2051	500,000	295,120
Series C, 3.60%, 2/1/2045	50,000	34,219
3.65%, 2/1/2050	250,000	168,250
Series B, 3.65%, 3/1/2028	100,000	92,030
Series 2013-A, 3.90%, 3/15/2043	50,000	36,466
4.00%, 4/1/2047	191,000	138,294
Series A, 4.20%, 3/1/2029	100,000	92,975
4.50%, 9/1/2040	25,000	20,362
5.30%, 3/1/2028	250,000	246,917
5.88%, 12/1/2053	350,000	329,735
Southern Co.:
3.25%, 7/1/2026	250,000	234,372
Security Description	Principal Amount	Value
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (c)	$500,000	$463,115
4.25%, 7/1/2036	250,000	208,655
4.85%, 6/15/2028	500,000	483,075
5.70%, 3/15/2034	250,000	245,230
Southern Power Co.:
0.90%, 1/15/2026	250,000	223,797
Series F, 4.95%, 12/15/2046	150,000	120,382
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	300,000	271,785
Series K, 2.75%, 10/1/2026	50,000	45,812
3.25%, 11/1/2051	250,000	150,282
Series M, 4.10%, 9/15/2028	25,000	23,190
Southwestern Public Service Co. 3.75%, 6/15/2049	100,000	68,465
Tampa Electric Co.:
3.63%, 6/15/2050	150,000	101,460
4.30%, 6/15/2048	50,000	37,954
4.45%, 6/15/2049	25,000	19,350
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	21,383
4.85%, 12/1/2048	50,000	40,509
5.50%, 4/15/2053	200,000	180,900
Union Electric Co.:
2.15%, 3/15/2032	250,000	191,357
3.50%, 3/15/2029	250,000	226,480
4.00%, 4/1/2048	50,000	36,733
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	200,070
Series B, 2.95%, 11/15/2026	30,000	27,777
3.30%, 12/1/2049 (b)	50,000	32,256
Series B, 3.75%, 5/15/2027	155,000	146,269
4.60%, 12/1/2048	250,000	201,717
5.45%, 4/1/2053	500,000	455,695
8.88%, 11/15/2038	50,000	62,290
WEC Energy Group, Inc.:
1.80%, 10/15/2030	250,000	190,125
2.20%, 12/15/2028	100,000	84,826
4.75%, 1/9/2026	385,000	377,065
5.60%, 9/12/2026	65,000	65,011
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	47,788
4.30%, 10/15/2048	25,000	19,480
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	275,000	209,456
4.95%, 4/1/2033	90,000	84,510

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Public Service Corp. 5.35%, 11/10/2025	$75,000	$74,769
Xcel Energy, Inc.:
1.75%, 3/15/2027	500,000	439,730
2.60%, 12/1/2029	100,000	83,904
4.00%, 6/15/2028 (b)	50,000	46,827
		48,887,609
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	57,035
1.95%, 10/15/2030	50,000	39,926
2.00%, 12/21/2028	200,000	170,936
2.20%, 12/21/2031	700,000	557,046
		824,943
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	42,668
Allegion PLC 3.50%, 10/1/2029	50,000	43,646
Allegion U.S. Holding Co., Inc. 3.55%, 10/1/2027	50,000	45,507
Amphenol Corp.:
2.20%, 9/15/2031	60,000	46,913
2.80%, 2/15/2030	100,000	84,998
4.35%, 6/1/2029	50,000	47,455
4.75%, 3/30/2026	65,000	63,799
Arrow Electronics, Inc.:
3.88%, 1/12/2028	25,000	22,831
6.13%, 3/1/2026	100,000	99,480
Avnet, Inc. 3.00%, 5/15/2031	100,000	77,614
Flex Ltd.:
3.75%, 2/1/2026	50,000	47,461
4.88%, 6/15/2029	75,000	70,016
6.00%, 1/15/2028	355,000	353,072
Fortive Corp. 3.15%, 6/15/2026	50,000	46,746
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	175,298
1.75%, 9/1/2031	160,000	122,714
1.95%, 6/1/2030	250,000	202,075
2.50%, 11/1/2026	150,000	138,655
2.70%, 8/15/2029	60,000	52,327
4.25%, 1/15/2029	160,000	152,765
4.50%, 1/15/2034	175,000	162,424
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	47,423
3.35%, 3/1/2026	50,000	47,404
Jabil, Inc.:
1.70%, 4/15/2026	65,000	58,408
3.60%, 1/15/2030	25,000	21,669
3.95%, 1/12/2028	25,000	23,077
5.45%, 2/1/2029	155,000	150,434
Security Description	Principal Amount	Value
Keysight Technologies, Inc.:
3.00%, 10/30/2029	$50,000	$42,901
4.60%, 4/6/2027	30,000	28,866
Trimble, Inc. 4.90%, 6/15/2028	50,000	47,751
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	36,035
3.70%, 2/15/2026 (b)	50,000	47,930
4.50%, 2/13/2026	150,000	146,587
		2,796,949
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	500,000	482,050
3.76%, 3/15/2027	685,000	632,296
4.05%, 3/15/2029	500,000	446,010
4.28%, 3/15/2032	645,000	547,399
5.05%, 3/15/2042	550,000	425,447
5.14%, 3/15/2052	1,250,000	927,387
5.39%, 3/15/2062	500,000	368,645
6.41%, 3/15/2026	550,000	549,940
		4,379,174
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	74,945
2.90%, 7/1/2026	45,000	42,077
3.38%, 11/15/2027	60,000	55,419
3.95%, 5/15/2028	150,000	140,669
4.88%, 4/1/2029	220,000	213,855
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	88,504
2.95%, 1/15/2052	115,000	69,951
3.05%, 4/1/2050	20,000	12,633
3.50%, 5/1/2029	50,000	45,309
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	18,132
1.15%, 3/15/2028	30,000	25,119
1.50%, 3/15/2031	30,000	22,740
2.00%, 6/1/2029	75,000	62,526
2.50%, 11/15/2050	20,000	11,326
2.95%, 6/1/2041	55,000	37,718
4.63%, 2/15/2030	250,000	238,702
4.63%, 2/15/2033	250,000	232,710
4.88%, 2/15/2029	200,000	195,262
		1,587,597
FOOD — 0.3%
Campbell Soup Co.:
2.38%, 4/24/2030 (b)	15,000	12,129
3.95%, 3/15/2025	100,000	97,123
4.15%, 3/15/2028	50,000	46,946
4.80%, 3/15/2048	20,000	16,185
Conagra Brands, Inc.:
5.30%, 10/1/2026	205,000	202,593
5.30%, 11/1/2038	265,000	232,259

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 11/1/2048	$40,000	$33,780
Flowers Foods, Inc. 2.40%, 3/15/2031 (b)	45,000	35,318
General Mills, Inc.:
3.00%, 2/1/2051	510,000	314,660
3.20%, 2/10/2027	100,000	92,790
4.20%, 4/17/2028	25,000	23,555
4.95%, 3/29/2033	145,000	135,571
Hershey Co.:
0.90%, 6/1/2025	45,000	41,727
3.20%, 8/21/2025	25,000	24,051
4.25%, 5/4/2028	175,000	169,146
4.50%, 5/4/2033	180,000	169,691
Hormel Foods Corp.:
1.70%, 6/3/2028	570,000	487,316
3.05%, 6/3/2051 (b)	45,000	28,868
Ingredion, Inc. 2.90%, 6/1/2030	100,000	83,449
J M Smucker Co.:
3.38%, 12/15/2027	100,000	91,727
3.55%, 3/15/2050 (b)	25,000	16,088
4.25%, 3/15/2035	50,000	42,048
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl:
COR, 6.75%, 3/15/2034 (d)	250,000	243,262
COR, 7.25%, 11/15/2053 (d)	500,000	483,050
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.75%, 4/1/2033	250,000	228,125
6.50%, 12/1/2052	500,000	447,125
Kellogg Co.:
4.30%, 5/15/2028	100,000	94,300
4.50%, 4/1/2046	100,000	80,572
5.25%, 3/1/2033	70,000	66,543
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	706,582
4.88%, 10/1/2049	750,000	623,130
Kroger Co.:
2.65%, 10/15/2026	50,000	45,822
3.70%, 8/1/2027	35,000	32,666
3.95%, 1/15/2050	550,000	395,444
4.45%, 2/1/2047	100,000	77,993
4.65%, 1/15/2048	100,000	79,877
McCormick & Co., Inc. 3.40%, 8/15/2027	100,000	92,240
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	56,120
1.50%, 2/4/2031	40,000	30,079
1.88%, 10/15/2032 (b)	75,000	55,880
2.63%, 3/17/2027	200,000	182,014
2.63%, 9/4/2050	35,000	20,088
2.75%, 4/13/2030	35,000	29,417
Security Description	Principal Amount	Value
3.00%, 3/17/2032	$200,000	$164,650
Pilgrim's Pride Corp. 6.25%, 7/1/2033	145,000	136,426
Sysco Corp.:
2.40%, 2/15/2030	10,000	8,224
2.45%, 12/14/2031	145,000	113,375
3.15%, 12/14/2051	500,000	306,840
3.25%, 7/15/2027	50,000	45,906
3.30%, 7/15/2026	100,000	93,946
3.30%, 2/15/2050	10,000	6,394
3.75%, 10/1/2025	5,000	4,803
4.45%, 3/15/2048	50,000	38,813
4.85%, 10/1/2045	5,000	4,064
6.60%, 4/1/2050	250,000	257,875
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	138,978
4.55%, 6/2/2047	285,000	214,326
		8,001,969
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	200,000	180,550
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	27,518
International Paper Co. 4.35%, 8/15/2048 (b)	27,000	20,939
Suzano Austria GmbH:
2.50%, 9/15/2028 (b)	125,000	103,805
Series DM3N, 3.13%, 1/15/2032 (b)	80,000	61,284
3.75%, 1/15/2031	150,000	123,433
Suzano International Finance BV 5.50%, 1/17/2027 (b)	25,000	24,521
		542,050
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	75,639
2.63%, 9/15/2029	200,000	173,438
3.00%, 6/15/2027	150,000	138,891
4.15%, 1/15/2043	25,000	19,930
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028 (b)	250,000	246,670
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	45,765
5.50%, 1/15/2026	30,000	29,496
NiSource, Inc.:
0.95%, 8/15/2025	560,000	510,255
1.70%, 2/15/2031	100,000	74,647
2.95%, 9/1/2029	100,000	86,110
3.49%, 5/15/2027	50,000	46,277
4.38%, 5/15/2047	150,000	115,227
4.80%, 2/15/2044	30,000	24,658

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
ONE Gas, Inc. 4.50%, 11/1/2048	$90,000	$69,040
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	149,612
5.05%, 5/15/2052	750,000	618,577
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	100,901
3.20%, 6/15/2025	50,000	47,997
3.75%, 9/15/2042	30,000	21,557
Series VV, 4.30%, 1/15/2049	50,000	37,798
Series MM, 5.13%, 11/15/2040 (b)	25,000	22,351
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	500,000	377,040
4.40%, 5/30/2047	150,000	113,190
5.75%, 9/15/2033	300,000	294,198
Southwest Gas Corp.:
3.70%, 4/1/2028	25,000	22,868
4.05%, 3/15/2032	90,000	77,811
5.45%, 3/23/2028	165,000	162,393
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	33,259
		3,735,595
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	50,000	47,054
Regal Rexnord Corp.:
6.05%, 2/15/2026 (d)	500,000	493,590
6.05%, 4/15/2028 (d)	500,000	486,125
6.40%, 4/15/2033 (d)	500,000	481,335
Snap-on, Inc. 3.10%, 5/1/2050	70,000	45,399
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	100,000	53,942
3.40%, 3/1/2026	35,000	33,083
5 yr. CMT + 2.66%, 4.00%, 3/15/2060 (c)	30,000	24,931
4.25%, 11/15/2028	100,000	93,128
6.27%, 3/6/2026 (b)	250,000	251,142
		2,009,729
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030 (b)	500,000	396,305
2.95%, 3/15/2025	75,000	72,400
3.75%, 11/30/2026 (b)	85,000	81,532
4.75%, 11/30/2036	250,000	236,400
4.75%, 4/15/2043	25,000	22,607
4.90%, 11/30/2046	150,000	136,944
Baxter International, Inc.:
1.32%, 11/29/2024	600,000	568,056
Security Description	Principal Amount	Value
1.73%, 4/1/2031	$45,000	$33,646
1.92%, 2/1/2027	600,000	529,422
2.27%, 12/1/2028 (b)	500,000	421,585
3.13%, 12/1/2051	250,000	148,447
3.50%, 8/15/2046	50,000	31,681
Boston Scientific Corp.:
1.90%, 6/1/2025	65,000	61,106
2.65%, 6/1/2030	100,000	83,582
4.55%, 3/1/2039	50,000	43,067
4.70%, 3/1/2049 (b)	35,000	29,331
Danaher Corp. 2.60%, 10/1/2050	565,000	331,401
DH Europe Finance II Sarl:
2.20%, 11/15/2024	50,000	48,068
2.60%, 11/15/2029	30,000	25,732
3.25%, 11/15/2039	50,000	37,380
3.40%, 11/15/2049	50,000	34,689
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	500,000	496,865
5.65%, 11/15/2027	500,000	499,065
5.86%, 3/15/2030	550,000	545,259
5.91%, 11/22/2032	500,000	495,885
6.38%, 11/22/2052 (b)	500,000	506,920
Medtronic Global Holdings SCA 4.25%, 3/30/2028	155,000	148,278
Medtronic, Inc.:
4.38%, 3/15/2035	54,000	48,864
4.63%, 3/15/2045	345,000	302,306
Revvity, Inc.:
2.25%, 9/15/2031	105,000	79,822
2.55%, 3/15/2031	85,000	66,994
3.30%, 9/15/2029	65,000	56,292
Smith & Nephew PLC 2.03%, 10/14/2030	50,000	38,472
Stryker Corp.:
1.15%, 6/15/2025	50,000	46,359
1.95%, 6/15/2030	50,000	40,034
2.90%, 6/15/2050	25,000	15,280
3.38%, 11/1/2025	25,000	23,927
3.50%, 3/15/2026	25,000	23,829
3.65%, 3/7/2028	50,000	46,610
4.63%, 3/15/2046	25,000	21,012
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	900,000	858,186
4.10%, 8/15/2047	100,000	79,756
5.09%, 8/10/2033	150,000	144,927
5.40%, 8/10/2043 (b)	65,000	61,948
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	100,000	78,731
		8,099,002

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.7%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	$250,000	$149,072
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	33,863
Aetna, Inc.:
3.88%, 8/15/2047	100,000	69,880
4.13%, 11/15/2042	25,000	18,618
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	43,974
Ascension Health 3.95%, 11/15/2046	150,000	115,622
Banner Health 2.34%, 1/1/2030	40,000	33,144
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	25,000	19,373
Centene Corp.:
2.50%, 3/1/2031	500,000	384,485
4.63%, 12/15/2029	1,000,000	902,040
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	8,622
CommonSpirit Health:
2.76%, 10/1/2024	250,000	242,102
4.19%, 10/1/2049	250,000	187,107
4.35%, 11/1/2042	25,000	20,129
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	38,214
Elevance Health, Inc.:
1.50%, 3/15/2026	600,000	543,696
2.25%, 5/15/2030	265,000	215,156
2.38%, 1/15/2025	20,000	19,097
2.55%, 3/15/2031	100,000	80,938
3.13%, 5/15/2050	270,000	169,301
3.35%, 12/1/2024	50,000	48,528
3.60%, 3/15/2051	305,000	208,040
3.65%, 12/1/2027	130,000	120,439
4.10%, 3/1/2028	100,000	94,174
4.10%, 5/15/2032	200,000	177,818
4.38%, 12/1/2047	130,000	102,835
4.55%, 3/1/2048	50,000	40,635
4.65%, 1/15/2043	50,000	41,939
4.75%, 2/15/2033	250,000	232,680
5.13%, 2/15/2053 (b)	500,000	443,560
HCA, Inc.:
2.38%, 7/15/2031	650,000	496,964
3.13%, 3/15/2027	45,000	40,853
3.50%, 7/15/2051	650,000	405,190
3.63%, 3/15/2032	650,000	539,025
Security Description	Principal Amount	Value
4.13%, 6/15/2029	$35,000	$31,640
4.50%, 2/15/2027	50,000	47,682
4.63%, 3/15/2052	500,000	375,145
5.13%, 6/15/2039	275,000	237,207
5.25%, 4/15/2025	60,000	59,257
5.25%, 6/15/2026	65,000	63,645
5.25%, 6/15/2049	100,000	82,026
5.50%, 6/1/2033	550,000	520,129
5.50%, 6/15/2047	65,000	55,466
5.90%, 6/1/2053	750,000	672,322
Humana, Inc.:
2.15%, 2/3/2032	350,000	264,124
3.70%, 3/23/2029	105,000	95,529
4.80%, 3/15/2047	100,000	82,950
4.95%, 10/1/2044	50,000	41,997
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	14,908
Johns Hopkins Health System Corp. 3.84%, 5/15/2046 (b)	50,000	37,220
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	135,000	90,270
Series 2021, 3.00%, 6/1/2051	135,000	84,216
Series 2019, 3.27%, 11/1/2049	105,000	69,617
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	62,622
2.30%, 12/1/2024	100,000	95,804
2.70%, 6/1/2031	100,000	80,888
2.95%, 12/1/2029	100,000	85,918
4.70%, 2/1/2045	25,000	20,251
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	73,425
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	61,186
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	55,000	34,204
4.13%, 7/1/2052	25,000	19,207
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	37,789
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	28,799
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	35,000	24,242

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
New York & Presbyterian Hospital:
2.26%, 8/1/2040	$50,000	$30,882
Series 2019, 3.95%, 8/1/2119	35,000	22,774
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	37,317
Novant Health, Inc. 3.17%, 11/1/2051	85,000	54,108
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	63,286
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	16,459
Providence St Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	80,000	66,642
Providence St. Joseph Health Obligated Group 5.40%, 10/1/2033	250,000	240,200
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	29,403
4.20%, 6/30/2029	100,000	93,215
4.70%, 3/30/2045 (b)	25,000	20,528
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	34,183
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	44,304
Series 20A, 3.36%, 8/15/2050	55,000	35,939
5.16%, 8/15/2033	180,000	172,643
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	32,213
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	100,000	89,869
1.25%, 1/15/2026	35,000	31,927
2.00%, 5/15/2030	305,000	246,861
2.30%, 5/15/2031	100,000	80,611
2.75%, 5/15/2040	300,000	203,610
2.90%, 5/15/2050	200,000	122,980
3.05%, 5/15/2041	350,000	246,911
3.10%, 3/15/2026	50,000	47,469
3.13%, 5/15/2060	100,000	60,638
3.25%, 5/15/2051	100,000	65,783
3.38%, 4/15/2027	100,000	93,763
3.50%, 8/15/2039	200,000	153,578
3.70%, 12/15/2025	10,000	9,639
3.75%, 7/15/2025	305,000	296,661
3.75%, 10/15/2047	50,000	36,501
3.88%, 12/15/2028	15,000	14,083
4.25%, 1/15/2029	750,000	713,212
4.25%, 4/15/2047	100,000	79,061
4.63%, 7/15/2035	200,000	184,810
Security Description	Principal Amount	Value
4.75%, 7/15/2045	$230,000	$199,258
4.75%, 5/15/2052	500,000	425,615
5.15%, 10/15/2025	45,000	44,821
5.20%, 4/15/2063	750,000	669,022
5.25%, 2/15/2028	145,000	145,213
5.35%, 2/15/2033	700,000	692,699
5.88%, 2/15/2053	500,000	502,005
6.88%, 2/15/2038	25,000	27,823
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	312,807
		16,628,124
HOME BUILDERS — 0.0% (a)
DR Horton, Inc. 2.50%, 10/15/2024	100,000	96,434
Lennar Corp. 4.75%, 11/29/2027	250,000	240,633
MDC Holdings, Inc. 3.97%, 8/6/2061	200,000	110,674
NVR, Inc. 3.00%, 5/15/2030	130,000	108,336
PulteGroup, Inc. 5.00%, 1/15/2027	250,000	244,307
		800,384
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029 (b)	100,000	92,348
Whirlpool Corp.:
2.40%, 5/15/2031	25,000	19,740
4.50%, 6/1/2046	25,000	19,218
4.60%, 5/15/2050	50,000	38,879
4.75%, 2/26/2029 (b)	60,000	57,244
5.50%, 3/1/2033 (b)	100,000	95,852
		323,281
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	55,000	43,034
4.60%, 3/1/2028 (b)	145,000	143,451
4.80%, 3/2/2026	120,000	119,322
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	95,000	74,420
2.00%, 12/1/2024	45,000	43,191
2.38%, 12/1/2029	40,000	33,572
3.13%, 12/1/2049	60,000	39,064
4.38%, 5/15/2028	115,000	110,561
4.65%, 5/15/2033 (b)	125,000	116,798
Haleon U.K. Capital PLC 3.13%, 3/24/2025	550,000	527,961
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	250,000	232,013
3.63%, 3/24/2032	250,000	214,533

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Kenvue, Inc.:
4.90%, 3/22/2033 (d)	$500,000	$477,860
5.05%, 3/22/2053 (d)	750,000	679,537
5.35%, 3/22/2026 (d)	500,000	498,560
Procter & Gamble Co.:
1.00%, 4/23/2026	500,000	451,930
1.20%, 10/29/2030	300,000	231,627
1.90%, 2/1/2027	500,000	452,305
2.45%, 11/3/2026	150,000	139,085
3.00%, 3/25/2030	100,000	88,751
3.95%, 1/26/2028	500,000	483,285
4.05%, 1/26/2033 (b)	200,000	186,068
Unilever Capital Corp.:
1.38%, 9/14/2030	100,000	77,169
1.75%, 8/12/2031	140,000	108,119
2.00%, 7/28/2026 (b)	100,000	91,589
2.90%, 5/5/2027	150,000	138,188
3.10%, 7/30/2025	50,000	48,027
		5,850,020
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 5.75%, 3/15/2033	250,000	244,407
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	40,000	31,887
5.60%, 11/15/2032 (b)	95,000	95,212
Clorox Co.:
3.10%, 10/1/2027	50,000	45,683
3.90%, 5/15/2028	50,000	46,502
4.40%, 5/1/2029	200,000	189,300
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	12,797
2.00%, 11/2/2031	250,000	197,152
2.75%, 2/15/2026	25,000	23,608
3.10%, 3/26/2030	40,000	35,121
3.20%, 4/25/2029	100,000	90,789
3.90%, 5/4/2047	50,000	38,218
3.95%, 11/1/2028 (b)	55,000	52,177
4.50%, 2/16/2033	100,000	94,429
		1,197,282
INSURANCE — 0.7%
Aflac, Inc.:
1.13%, 3/15/2026	105,000	94,186
4.75%, 1/15/2049	75,000	62,741
Alleghany Corp. 4.90%, 9/15/2044	50,000	43,823
Allstate Corp.:
1.45%, 12/15/2030 (b)	250,000	185,805
3.85%, 8/10/2049 (b)	125,000	88,022
4.20%, 12/15/2046	50,000	37,001
5.25%, 3/30/2033 (b)	195,000	184,020
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	74,200
Security Description	Principal Amount	Value
American International Group, Inc.:
2.50%, 6/30/2025	$400,000	$377,080
3.90%, 4/1/2026	15,000	14,351
4.38%, 6/30/2050	315,000	243,010
Series A-9, 3 mo. USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	92,879
Aon Corp. 3.75%, 5/2/2029	100,000	90,559
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	509,427
Aon Global Ltd. 3.88%, 12/15/2025	150,000	144,213
Arch Capital Group Ltd. 3.64%, 6/30/2050	105,000	70,664
Arthur J Gallagher & Co. 5.75%, 3/2/2053	350,000	319,900
Assurant, Inc.:
2.65%, 1/15/2032	600,000	438,858
4.90%, 3/27/2028	50,000	47,799
Assured Guaranty U.S. Holdings, Inc.:
3.60%, 9/15/2051	40,000	24,540
6.13%, 9/15/2028	40,000	39,988
Athene Holding Ltd.:
3.45%, 5/15/2052	500,000	295,930
3.50%, 1/15/2031 (b)	150,000	121,999
4.13%, 1/12/2028 (b)	100,000	91,139
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	22,281
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	62,224
1.85%, 3/12/2030 (b)	10,000	8,186
2.30%, 3/15/2027	200,000	183,348
2.50%, 1/15/2051	110,000	63,351
2.85%, 10/15/2050	340,000	210,854
2.88%, 3/15/2032	200,000	167,876
3.85%, 3/15/2052	550,000	411,664
4.20%, 8/15/2048	100,000	81,411
4.25%, 1/15/2049	150,000	123,022
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026 (b)	55,000	52,445
4.50%, 2/11/2043	180,000	158,364
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	136,744
4.70%, 6/22/2047	150,000	104,293
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	115,762
4.20%, 3/17/2032	65,000	56,054
4.50%, 3/15/2029	50,000	46,248
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	150,000	114,450
3.05%, 12/15/2061	500,000	298,150

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.35%, 5/3/2026	$250,000	$237,272
4.15%, 3/13/2043	25,000	20,133
4.35%, 11/3/2045	125,000	102,186
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	77,791
3.45%, 8/15/2027	100,000	92,273
4.50%, 3/1/2026	25,000	24,189
Corebridge Financial, Inc.:
3.50%, 4/4/2025	500,000	479,645
3.65%, 4/5/2027	500,000	462,200
4.40%, 4/5/2052	500,000	365,065
Enstar Group Ltd. 4.95%, 6/1/2029	50,000	46,114
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	139,483
5.00%, 4/20/2048	100,000	80,110
5.59%, 1/11/2033	100,000	94,654
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	320,400
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031 (b)	70,000	56,844
4.85%, 4/17/2028	100,000	94,501
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	76,990
3.20%, 9/17/2051	250,000	137,980
4.50%, 8/15/2028	50,000	46,523
First American Financial Corp. 4.60%, 11/15/2024	25,000	24,499
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	77,457
4.55%, 9/15/2028	25,000	23,695
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	11,486
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	70,000	60,031
2.90%, 9/15/2051	325,000	191,409
4.40%, 3/15/2048	100,000	77,668
Jackson Financial, Inc. 3.13%, 11/23/2031	350,000	267,256
Kemper Corp. 2.40%, 9/30/2030	100,000	73,844
Lincoln National Corp.:
3.05%, 1/15/2030 (b)	100,000	81,442
3.40%, 3/1/2032	250,000	196,285
3.80%, 3/1/2028 (b)	35,000	31,687
4.35%, 3/1/2048	50,000	34,344
6.30%, 10/9/2037	50,000	48,204
Loews Corp.:
3.20%, 5/15/2030	15,000	12,938
3.75%, 4/1/2026	50,000	47,904
Security Description	Principal Amount	Value
Manulife Financial Corp.:
2.48%, 5/19/2027	$70,000	$63,186
3.70%, 3/16/2032	200,000	175,020
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	50,000	46,302
Markel Group, Inc.:
3.45%, 5/7/2052	135,000	85,603
3.50%, 11/1/2027	50,000	45,958
4.15%, 9/17/2050	50,000	35,578
5.00%, 5/20/2049	30,000	24,886
Marsh & McLennan Cos., Inc.:
2.38%, 12/15/2031	615,000	482,923
3.75%, 3/14/2026	25,000	23,973
4.38%, 3/15/2029	250,000	236,885
5.40%, 9/15/2033	250,000	243,447
Mercury General Corp. 4.40%, 3/15/2027	50,000	46,565
MetLife, Inc.:
4.05%, 3/1/2045	150,000	114,534
4.88%, 11/13/2043	200,000	171,922
5.25%, 1/15/2054	500,000	445,565
5.38%, 7/15/2033	400,000	384,256
6.40%, 12/15/2066	100,000	98,063
Old Republic International Corp. 3.85%, 6/11/2051	85,000	56,181
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	119,197
3.70%, 5/15/2029	50,000	44,933
5.38%, 3/15/2033	140,000	134,428
Progressive Corp.:
2.50%, 3/15/2027	40,000	36,260
3.00%, 3/15/2032 (b)	50,000	41,842
4.00%, 3/1/2029 (b)	50,000	47,169
4.20%, 3/15/2048	100,000	78,828
4.95%, 6/15/2033	400,000	380,280
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (c)	600,000	488,952
Series MTN, 3.70%, 3/13/2051	100,000	69,497
3.94%, 12/7/2049	100,000	71,890
3 mo. USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	170,000	151,730
Series MTN, 4.60%, 5/15/2044	75,000	61,950
3 mo. USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	194,200
Series MTN, 6.63%, 6/21/2040	25,000	25,833
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (c)	160,000	154,982

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Prudential Funding Asia PLC 3.63%, 3/24/2032	$150,000	$127,804
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	28,939
3.90%, 5/15/2029	50,000	44,617
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	27,497
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	250,000	235,005
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	5,828
3.05%, 6/8/2051	250,000	159,257
3.75%, 5/15/2046	10,000	7,248
4.00%, 5/30/2047	80,000	61,634
4.05%, 3/7/2048	100,000	77,107
4.10%, 3/4/2049	100,000	77,364
5.45%, 5/25/2053	115,000	110,031
Series MTN, 6.25%, 6/15/2037	25,000	26,269
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	24,956
Unum Group:
4.00%, 6/15/2029	70,000	62,978
4.13%, 6/15/2051	100,000	65,839
4.50%, 12/15/2049	15,000	10,519
W R Berkley Corp.:
3.55%, 3/30/2052	100,000	63,980
4.00%, 5/12/2050	45,000	31,829
Willis North America, Inc.:
3.88%, 9/15/2049	70,000	46,947
4.50%, 9/15/2028	50,000	46,864
4.65%, 6/15/2027	100,000	95,732
5.35%, 5/15/2033	250,000	233,180
		16,877,605
INTERNET — 0.5%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	500,000	300,305
3.15%, 2/9/2051	100,000	56,608
3.40%, 12/6/2027 (b)	200,000	183,728
3.60%, 11/28/2024	75,000	73,056
4.20%, 12/6/2047	260,000	181,841
Alphabet, Inc.:
1.10%, 8/15/2030	165,000	128,279
2.00%, 8/15/2026	250,000	229,935
2.05%, 8/15/2050	250,000	136,588
Amazon.com, Inc.:
0.80%, 6/3/2025	815,000	755,578
1.00%, 5/12/2026	150,000	134,817
1.50%, 6/3/2030	235,000	186,035
1.65%, 5/12/2028	150,000	129,045
2.10%, 5/12/2031	150,000	120,309
2.50%, 6/3/2050	390,000	228,134
2.70%, 6/3/2060	280,000	157,290
2.88%, 5/12/2041	150,000	105,585
Security Description	Principal Amount	Value
3.00%, 4/13/2025	$200,000	$193,146
3.10%, 5/12/2051	150,000	98,883
3.15%, 8/22/2027	100,000	92,956
3.25%, 5/12/2061	150,000	95,346
3.30%, 4/13/2027	250,000	235,178
3.45%, 4/13/2029	200,000	184,738
3.60%, 4/13/2032	250,000	221,755
3.80%, 12/5/2024	30,000	29,412
3.88%, 8/22/2037	125,000	106,469
3.95%, 4/13/2052 (b)	500,000	386,295
4.05%, 8/22/2047	125,000	100,415
4.25%, 8/22/2057	150,000	119,973
4.55%, 12/1/2027	250,000	244,752
4.60%, 12/1/2025	800,000	789,120
4.65%, 12/1/2029	500,000	487,635
4.70%, 11/29/2024	500,000	495,375
4.70%, 12/1/2032	500,000	477,180
4.95%, 12/5/2044	125,000	115,999
5.20%, 12/3/2025	50,000	49,973
Baidu, Inc.:
1.63%, 2/23/2027	200,000	174,890
2.38%, 8/23/2031	200,000	153,894
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	238,358
4.63%, 4/13/2030	100,000	94,822
eBay, Inc.:
1.40%, 5/10/2026	100,000	89,536
1.90%, 3/11/2025	140,000	132,310
2.60%, 5/10/2031	100,000	80,052
2.70%, 3/11/2030	100,000	83,016
3.65%, 5/10/2051	50,000	33,033
Expedia Group, Inc.:
2.95%, 3/15/2031 (b)	555,000	446,065
3.25%, 2/15/2030	35,000	29,589
3.80%, 2/15/2028	50,000	45,650
4.63%, 8/1/2027	590,000	562,659
Meta Platforms, Inc.:
3.50%, 8/15/2027	550,000	518,595
3.85%, 8/15/2032	500,000	443,685
4.45%, 8/15/2052	750,000	593,512
4.60%, 5/15/2028	250,000	244,387
4.95%, 5/15/2033 (b)	250,000	239,685
5.60%, 5/15/2053	500,000	473,550
5.75%, 5/15/2063	500,000	470,950
VeriSign, Inc. 2.70%, 6/15/2031	80,000	63,623
		12,843,594
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
2.15%, 7/15/2026	750,000	657,945
2.88%, 6/15/2028	500,000	417,755
3.88%, 1/15/2026	100,000	93,506
4.25%, 3/1/2025	50,000	48,083

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	$100,000	$86,011
Blackstone Private Credit Fund:
2.63%, 12/15/2026	200,000	172,058
7.05%, 9/29/2025	200,000	200,282
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	81,697
3.63%, 1/15/2026	150,000	138,457
Blue Owl Capital Corp.:
3.40%, 7/15/2026	250,000	224,157
4.00%, 3/30/2025 (b)	50,000	47,517
Blue Owl Credit Income Corp. 7.95%, 6/13/2028 (d)	200,000	198,136
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027 (b)	500,000	419,805
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	228,910
4.13%, 2/1/2025	100,000	96,052
Golub Capital BDC, Inc. 2.50%, 8/24/2026	160,000	140,008
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	75,095
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027 (b)	100,000	85,951
Prospect Capital Corp. 3.44%, 10/15/2028	100,000	78,625
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	70,000	69,212
		3,559,262
IRON/STEEL — 0.0% (a)
ArcelorMittal SA:
6.55%, 11/29/2027	200,000	202,926
6.80%, 11/29/2032	175,000	173,794
Nucor Corp.:
2.00%, 6/1/2025	15,000	14,087
2.70%, 6/1/2030	15,000	12,518
2.98%, 12/15/2055	50,000	28,411
3.13%, 4/1/2032	90,000	74,145
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	40,000	36,670
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	8,505
2.80%, 12/15/2024	25,000	24,049
3.25%, 10/15/2050	20,000	12,098
3.45%, 4/15/2030	40,000	34,678
Vale Overseas Ltd. 6.88%, 11/10/2039 (b)	300,000	300,537
		922,418
Security Description	Principal Amount	Value
IT SERVICES — 0.1%
Apple, Inc.:
4.00%, 5/10/2028	$925,000	$887,362
4.30%, 5/10/2033 (b)	700,000	660,709
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	250,000	243,735
		1,791,806
LEISURE TIME — 0.0% (a)
Brunswick Corp. 4.40%, 9/15/2032 (b)	250,000	202,985
LODGING — 0.1%
Choice Hotels International, Inc. 3.70%, 12/1/2029	50,000	43,108
Hyatt Hotels Corp.:
4.38%, 9/15/2028	50,000	46,147
5.75%, 1/30/2027	190,000	188,883
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	500,000	408,970
3.75%, 3/15/2025	25,000	24,206
5.00%, 10/15/2027	55,000	53,525
COR, 5.55%, 10/15/2028	155,000	152,793
Series EE, 5.75%, 5/1/2025	290,000	289,359
		1,206,991
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	30,000	27,247
0.90%, 3/2/2026	600,000	540,702
Series MTN, 3.40%, 5/13/2025	750,000	725,265
Series MTN, 3.65%, 8/12/2025	500,000	484,015
4.35%, 5/15/2026	750,000	732,855
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	100,000	87,338
2.60%, 4/9/2030 (b)	95,000	81,387
3.25%, 4/9/2050	125,000	87,747
3.80%, 8/15/2042	125,000	99,719
4.75%, 5/15/2064	25,000	21,593
Oshkosh Corp. 3.10%, 3/1/2030	10,000	8,532
		2,896,400
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	133,521
4.55%, 4/10/2028	125,000	118,731
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	15,000	13,962

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Deere & Co.:
2.88%, 9/7/2049	$35,000	$23,283
3.90%, 6/9/2042	225,000	185,116
Flowserve Corp.:
2.80%, 1/15/2032	75,000	57,328
3.50%, 10/1/2030	35,000	29,146
IDEX Corp.:
2.63%, 6/15/2031	100,000	79,871
3.00%, 5/1/2030	25,000	21,135
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	100,000	90,090
Series MTN, 1.25%, 1/10/2025	500,000	474,085
Series MTN, 1.30%, 10/13/2026	300,000	267,297
1.45%, 1/15/2031	70,000	53,880
Series MTN, 1.50%, 3/6/2028	100,000	85,216
Series MTN, 2.25%, 9/14/2026	100,000	92,180
Series MTN, 2.80%, 7/18/2029	50,000	43,998
Series MTN, 3.35%, 4/18/2029	100,000	91,088
Series MTN, 3.40%, 9/11/2025	25,000	24,059
Series MTN, 3.45%, 3/13/2025	100,000	97,215
Series MTN, 4.55%, 10/11/2024	110,000	108,864
Series MTN, 4.70%, 6/10/2030	750,000	720,172
Series MTN, 4.80%, 1/9/2026	500,000	493,750
Series MTN, 4.95%, 7/14/2028	55,000	54,222
5.15%, 9/8/2026	100,000	99,742
5.15%, 9/8/2033	100,000	97,740
5.30%, 9/8/2025	100,000	99,795
nVent Finance Sarl:
2.75%, 11/15/2031	50,000	38,113
4.55%, 4/15/2028	50,000	46,814
Otis Worldwide Corp.:
2.06%, 4/5/2025	600,000	566,322
2.57%, 2/15/2030	250,000	207,245
3.11%, 2/15/2040	250,000	178,520
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	78,206
4.20%, 3/1/2049	250,000	203,252
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/2028	300,000	281,955
Xylem, Inc. 1.95%, 1/30/2028	45,000	38,678
		5,294,591
Security Description	Principal Amount	Value
MEDIA — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	$350,000	$255,108
2.80%, 4/1/2031	290,000	226,043
3.50%, 6/1/2041	500,000	313,245
3.70%, 4/1/2051	730,000	423,911
3.85%, 4/1/2061	100,000	55,674
3.90%, 6/1/2052	100,000	59,781
4.20%, 3/15/2028	250,000	229,428
4.40%, 4/1/2033 (b)	315,000	268,200
4.40%, 12/1/2061	100,000	61,210
4.80%, 3/1/2050	155,000	107,951
4.91%, 7/23/2025	50,000	48,862
5.05%, 3/30/2029	100,000	93,437
5.25%, 4/1/2053 (b)	750,000	560,625
5.38%, 5/1/2047	150,000	114,434
6.48%, 10/23/2045	185,000	161,353
Comcast Corp.:
1.50%, 2/15/2031	150,000	113,286
1.95%, 1/15/2031	70,000	54,732
2.45%, 8/15/2052	115,000	62,033
2.65%, 8/15/2062	75,000	39,140
2.80%, 1/15/2051	805,000	471,577
2.89%, 11/1/2051	350,000	206,325
2.94%, 11/1/2056	500,000	284,115
2.99%, 11/1/2063	550,000	304,012
3.15%, 3/1/2026	225,000	213,642
3.15%, 2/15/2028	200,000	182,660
3.20%, 7/15/2036	250,000	191,930
3.30%, 2/1/2027	150,000	140,087
3.30%, 4/1/2027	100,000	93,136
3.40%, 4/1/2030	550,000	484,291
3.40%, 7/15/2046	100,000	68,040
3.75%, 4/1/2040	250,000	193,543
3.90%, 3/1/2038	150,000	121,781
3.95%, 10/15/2025	350,000	339,563
4.00%, 11/1/2049	69,000	51,019
4.15%, 10/15/2028	250,000	236,790
4.20%, 8/15/2034	100,000	87,356
4.25%, 10/15/2030	50,000	46,064
4.25%, 1/15/2033	50,000	44,964
4.60%, 10/15/2038	305,000	266,976
4.65%, 2/15/2033	500,000	468,145
4.65%, 7/15/2042	75,000	63,156
4.70%, 10/15/2048	500,000	422,270
4.95%, 10/15/2058	105,000	90,152
5.35%, 5/15/2053	500,000	456,275
5.50%, 11/15/2032	605,000	598,412
5.50%, 5/15/2064	750,000	679,860
Discovery Communications LLC:
3.95%, 3/20/2028	30,000	27,329

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/15/2055	$265,000	$158,669
4.65%, 5/15/2050	250,000	174,273
5.20%, 9/20/2047	100,000	75,609
Fox Corp.:
4.71%, 1/25/2029	40,000	37,842
5.48%, 1/25/2039	275,000	237,622
5.58%, 1/25/2049	25,000	20,838
Grupo Televisa SAB 6.13%, 1/31/2046 (b)	58,000	52,806
Paramount Global:
2.90%, 1/15/2027	125,000	110,665
3.70%, 6/1/2028	50,000	43,668
4.20%, 6/1/2029	200,000	172,102
4.38%, 3/15/2043	25,000	16,105
4.75%, 5/15/2025 (b)	111,000	108,107
4.95%, 1/15/2031 (b)	250,000	214,650
4.95%, 5/19/2050	200,000	135,440
5.85%, 9/1/2043	200,000	154,230
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	47,228
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	69,295
5.50%, 9/1/2041	425,000	331,559
5.88%, 11/15/2040	50,000	41,462
6.75%, 6/15/2039	50,000	45,578
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	50,000	47,247
Series MTN, 3.00%, 7/30/2046	75,000	47,451
Series GMTN, 3.15%, 9/17/2025	25,000	23,906
Walt Disney Co.:
1.75%, 1/13/2026	105,000	96,684
2.00%, 9/1/2029	185,000	152,971
2.20%, 1/13/2028	70,000	61,954
2.65%, 1/13/2031	440,000	364,052
3.35%, 3/24/2025	250,000	241,880
3.38%, 11/15/2026	100,000	94,234
3.50%, 5/13/2040	650,000	486,869
3.60%, 1/13/2051 (b)	75,000	52,124
3.70%, 10/15/2025	100,000	96,585
3.80%, 5/13/2060	90,000	62,107
4.00%, 10/1/2023	100,000	100,000
4.70%, 3/23/2050 (b)	700,000	593,110
5.40%, 10/1/2043	75,000	69,844
6.65%, 11/15/2037	250,000	268,565
		15,189,254
METAL FABRICATE & HARDWARE — 0.0% (a)
Timken Co.:
4.13%, 4/1/2032	55,000	47,000
4.50%, 12/15/2028 (b)	20,000	18,578
		65,578
Security Description	Principal Amount	Value
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	$200,000	$168,720
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	240,005
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	125,000	102,178
5.00%, 9/30/2043	50,000	45,084
5.10%, 9/8/2028	250,000	245,390
5.25%, 9/8/2026	250,000	248,390
5.25%, 9/8/2033	250,000	241,288
5.50%, 9/8/2053	95,000	90,973
Freeport-McMoRan, Inc.:
4.55%, 11/14/2024 (b)	350,000	343,578
5.45%, 3/15/2043	350,000	299,754
Newmont Corp.:
2.25%, 10/1/2030	65,000	51,806
2.60%, 7/15/2032	500,000	391,360
2.80%, 10/1/2029	80,000	67,757
4.88%, 3/15/2042	50,000	42,793
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	250,000	148,740
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	20,176
4.75%, 3/22/2042	150,000	132,105
5.00%, 3/9/2033 (b)	750,000	719,092
5.13%, 3/9/2053	750,000	680,677
Southern Copper Corp. 5.88%, 4/23/2045	357,000	332,288
		4,612,154
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.00%, 2/14/2025 (b)	100,000	94,782
2.38%, 8/26/2029	100,000	83,487
2.88%, 10/15/2027 (b)	225,000	203,386
3.25%, 8/26/2049 (b)	60,000	38,026
Series MTN, 3.38%, 3/1/2029 (b)	50,000	44,648
Series MTN, 3.63%, 10/15/2047	25,000	17,275
Series MTN, 4.00%, 9/14/2048 (b)	30,000	22,528
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	53,699
Eaton Corp.:
3.10%, 9/15/2027	100,000	92,080
4.15%, 11/2/2042	25,000	20,342
4.35%, 5/18/2028	205,000	197,220
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	184,212
Illinois Tool Works, Inc. 3.90%, 9/1/2042 (b)	325,000	263,474

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Parker-Hannifin Corp.:
Series MTN, 3.30%, 11/21/2024	$50,000	$48,651
4.00%, 6/14/2049	40,000	30,406
4.25%, 9/15/2027	750,000	716,100
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	202,007
Textron, Inc.:
2.45%, 3/15/2031	30,000	23,852
3.90%, 9/17/2029	50,000	44,964
4.00%, 3/15/2026 (b)	50,000	47,992
		2,429,131
MULTI-NATIONAL — 0.3%
African Development Bank Series GMTN, 4.38%, 11/3/2027	405,000	399,370
Asian Development Bank:
Series GMTN, 3.75%, 4/25/2028	175,000	167,678
Series GMTN, 4.50%, 8/25/2028	383,000	378,672
Series GMTN, 4.63%, 6/13/2025	750,000	742,477
Corp. Andina de Fomento:
2.25%, 2/8/2027	150,000	134,219
4.75%, 4/1/2026	45,000	43,888
5.25%, 11/21/2025	100,000	98,871
European Investment Bank:
3.63%, 7/15/2030	1,120,000	1,047,536
4.50%, 10/16/2028 (b)	500,000	495,545
Inter-American Development Bank 4.50%, 9/13/2033	200,000	195,580
International Bank for Reconstruction & Development:
3.50%, 7/12/2028	2,100,000	1,989,372
4.00%, 7/25/2030	500,000	477,690
International Finance Corp. Series GMTN, 4.50%, 7/13/2028	135,000	133,696
Nordic Investment Bank 2.63%, 4/4/2025	200,000	192,118
		6,496,712
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	215,000	193,887
3.57%, 12/1/2031	500,000	408,450
		602,337
OIL & GAS — 0.8%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	500,000	394,555
2.72%, 1/12/2032	500,000	405,725
Security Description	Principal Amount	Value
2.94%, 6/4/2051	$105,000	$64,017
3.00%, 2/24/2050	250,000	155,835
3.02%, 1/16/2027	200,000	185,544
3.06%, 6/17/2041	500,000	345,140
3.38%, 2/8/2061	150,000	93,378
3.59%, 4/14/2027	250,000	235,347
3.63%, 4/6/2030	200,000	179,854
3.94%, 9/21/2028	100,000	93,610
4.81%, 2/13/2033	535,000	501,060
4.89%, 9/11/2033	1,250,000	1,173,162
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	50,000	46,577
3.90%, 2/1/2025 (b)	25,000	24,263
Series GMTN, 4.95%, 6/1/2047	100,000	82,150
Cenovus Energy, Inc. 2.65%, 1/15/2032	35,000	27,201
Chevron Corp.:
1.55%, 5/11/2025	385,000	362,223
2.00%, 5/11/2027	350,000	313,586
2.24%, 5/11/2030	100,000	83,392
2.95%, 5/16/2026	50,000	47,244
3.08%, 5/11/2050	100,000	67,104
Chevron USA, Inc.:
0.69%, 8/12/2025	65,000	59,669
1.02%, 8/12/2027	40,000	34,325
2.34%, 8/12/2050	65,000	36,756
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	100,000	86,544
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	300,000	289,659
4.38%, 5/2/2028	250,000	240,680
CNOOC Petroleum North America ULC 5.88%, 3/10/2035	100,000	99,251
ConocoPhillips Co.:
2.40%, 3/7/2025 (b)	23,000	21,987
3.80%, 3/15/2052	500,000	361,760
4.03%, 3/15/2062	215,000	154,282
5.30%, 5/15/2053	750,000	687,892
6.50%, 2/1/2039	75,000	80,154
6.95%, 4/15/2029	50,000	53,980
Coterra Energy, Inc. 3.90%, 5/15/2027	250,000	234,705
Devon Energy Corp.:
5.00%, 6/15/2045 (b)	25,000	20,128
5.85%, 12/15/2025	50,000	49,692
Diamondback Energy, Inc.:
3.13%, 3/24/2031	795,000	662,982
3.25%, 12/1/2026	45,000	42,034
3.50%, 12/1/2029	100,000	88,812
4.40%, 3/24/2051	35,000	25,815
6.25%, 3/15/2033	550,000	550,643
6.25%, 3/15/2053	250,000	238,500

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
EOG Resources, Inc.:
3.90%, 4/1/2035	$25,000	$21,140
4.38%, 4/15/2030	30,000	28,285
4.95%, 4/15/2050 (b)	35,000	30,883
EQT Corp. 5.70%, 4/1/2028	500,000	490,180
Equinor ASA:
2.88%, 4/6/2025	250,000	240,562
3.25%, 11/18/2049	305,000	204,182
3.63%, 9/10/2028	50,000	46,565
3.63%, 4/6/2040	100,000	77,028
3.70%, 4/6/2050	250,000	182,205
3.95%, 5/15/2043	50,000	39,584
4.80%, 11/8/2043	30,000	26,155
Exxon Mobil Corp.:
2.44%, 8/16/2029	50,000	43,243
2.61%, 10/15/2030	300,000	253,287
2.99%, 3/19/2025	650,000	627,711
3.00%, 8/16/2039	50,000	36,367
3.10%, 8/16/2049	50,000	32,915
3.29%, 3/19/2027	350,000	330,347
3.45%, 4/15/2051	545,000	379,473
3.48%, 3/19/2030	250,000	225,367
4.11%, 3/1/2046	125,000	99,945
4.23%, 3/19/2040	105,000	89,286
4.33%, 3/19/2050 (b)	250,000	205,542
Hess Corp.:
5.60%, 2/15/2041	75,000	67,736
5.80%, 4/1/2047 (b)	250,000	227,130
Marathon Oil Corp.:
4.40%, 7/15/2027 (b)	50,000	47,016
5.20%, 6/1/2045 (b)	50,000	39,310
Marathon Petroleum Corp.:
3.80%, 4/1/2028	30,000	27,577
4.50%, 4/1/2048	25,000	18,576
4.70%, 5/1/2025	350,000	342,776
5.13%, 12/15/2026	150,000	147,568
Ovintiv, Inc.:
5.65%, 5/15/2025	585,000	581,584
5.65%, 5/15/2028	175,000	171,180
7.10%, 7/15/2053	750,000	747,165
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	250,000	224,182
Phillips 66 Co.:
2.15%, 12/15/2030 (b)	150,000	117,979
3.15%, 12/15/2029	100,000	86,278
3.55%, 10/1/2026	10,000	9,416
3.75%, 3/1/2028	25,000	23,179
3.85%, 4/9/2025	180,000	174,892
3.90%, 3/15/2028	50,000	46,746
4.88%, 11/15/2044	95,000	81,160
4.90%, 10/1/2046	10,000	8,248
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	95,000	85,794
Security Description	Principal Amount	Value
2.15%, 1/15/2031	$70,000	$55,222
5.10%, 3/29/2026	1,050,000	1,036,465
Shell International Finance BV:
2.38%, 11/7/2029	100,000	85,130
2.50%, 9/12/2026	150,000	138,972
2.75%, 4/6/2030	250,000	215,185
2.88%, 11/26/2041	350,000	237,391
3.13%, 11/7/2049	100,000	64,826
3.25%, 5/11/2025	100,000	96,579
3.25%, 4/6/2050	500,000	331,880
4.00%, 5/10/2046	100,000	77,455
4.13%, 5/11/2035	75,000	66,097
4.38%, 5/11/2045	250,000	205,025
4.55%, 8/12/2043	250,000	211,645
5.50%, 3/25/2040	25,000	24,263
Suncor Energy, Inc.:
3.75%, 3/4/2051	285,000	190,799
4.00%, 11/15/2047	70,000	49,467
6.50%, 6/15/2038	50,000	49,649
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	348,770
3.13%, 5/29/2050 (b)	200,000	130,116
TotalEnergies Capital SA 3.88%, 10/11/2028	25,000	23,465
Valero Energy Corp.:
2.15%, 9/15/2027	250,000	220,140
3.65%, 12/1/2051	750,000	481,995
6.63%, 6/15/2037	250,000	255,625
		20,583,122
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026 (b)	600,000	538,320
3.34%, 12/15/2027	50,000	45,659
4.08%, 12/15/2047 (b)	150,000	111,943
Halliburton Co.:
2.92%, 3/1/2030 (b)	500,000	426,110
3.80%, 11/15/2025	9,000	8,702
4.85%, 11/15/2035	150,000	134,850
5.00%, 11/15/2045	35,000	29,586
7.45%, 9/15/2039	25,000	27,637
NOV, Inc. 3.60%, 12/1/2029	100,000	87,406
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	150,000	126,898
		1,537,111
PACKAGING & CONTAINERS — 0.0% (a)
Amcor Finance USA, Inc. 5.63%, 5/26/2033	160,000	153,526
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031 (b)	130,000	103,074

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Berry Global, Inc. 1.57%, 1/15/2026	$250,000	$225,937
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	21,358
3.40%, 12/15/2027	35,000	32,241
4.05%, 12/15/2049	10,000	7,269
WRKCo, Inc.:
3.00%, 6/15/2033 (b)	500,000	391,445
3.38%, 9/15/2027	100,000	91,293
3.75%, 3/15/2025	100,000	97,076
4.20%, 6/1/2032	50,000	44,324
		1,167,543
PHARMACEUTICALS — 1.4%
AbbVie, Inc.:
2.60%, 11/21/2024	605,000	583,190
2.95%, 11/21/2026	605,000	561,609
3.20%, 5/14/2026	200,000	188,962
3.20%, 11/21/2029	245,000	216,161
3.60%, 5/14/2025	350,000	338,345
3.80%, 3/15/2025	425,000	413,147
4.05%, 11/21/2039	700,000	571,494
4.25%, 11/14/2028	35,000	33,255
4.25%, 11/21/2049	340,000	269,287
4.30%, 5/14/2036	50,000	43,854
4.40%, 11/6/2042	50,000	41,403
4.45%, 5/14/2046	150,000	122,337
4.50%, 5/14/2035	50,000	45,146
4.55%, 3/15/2035	350,000	318,363
4.75%, 3/15/2045	75,000	64,325
4.88%, 11/14/2048	25,000	21,865
Astrazeneca Finance LLC:
1.20%, 5/28/2026	785,000	704,946
1.75%, 5/28/2028	55,000	47,028
2.25%, 5/28/2031	20,000	16,079
4.88%, 3/3/2028	250,000	245,565
AstraZeneca PLC:
3.00%, 5/28/2051	780,000	509,714
3.38%, 11/16/2025	35,000	33,552
4.00%, 1/17/2029	35,000	32,937
4.00%, 9/18/2042	25,000	20,299
4.38%, 8/17/2048	40,000	33,602
6.45%, 9/15/2037	25,000	26,980
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	50,816
3.70%, 6/6/2027	163,000	152,770
3.73%, 12/15/2024	14,000	13,644
4.67%, 6/6/2047	210,000	174,489
4.69%, 2/13/2028	265,000	256,732
4.69%, 12/15/2044	20,000	16,803
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	50,000	45,385
1.13%, 11/13/2027	50,000	42,676
1.45%, 11/13/2030 (b)	30,000	23,028
2.35%, 11/13/2040	520,000	328,999
2.55%, 11/13/2050	30,000	17,133
Security Description	Principal Amount	Value
2.95%, 3/15/2032 (b)	$95,000	$79,323
3.25%, 8/1/2042	50,000	35,461
3.40%, 7/26/2029	155,000	140,453
3.55%, 3/15/2042	550,000	412,819
3.70%, 3/15/2052	500,000	357,360
3.90%, 2/20/2028	100,000	94,510
4.13%, 6/15/2039	535,000	444,655
4.25%, 10/26/2049	150,000	118,911
4.35%, 11/15/2047	225,000	182,158
4.55%, 2/20/2048	100,000	82,920
Cardinal Health, Inc.:
3.41%, 6/15/2027	300,000	276,597
4.90%, 9/15/2045	25,000	20,043
Cencora, Inc.:
2.70%, 3/15/2031	200,000	162,752
2.80%, 5/15/2030	100,000	83,762
3.45%, 12/15/2027	50,000	46,348
Cigna Group:
1.25%, 3/15/2026	165,000	148,464
2.40%, 3/15/2030	120,000	98,252
3.05%, 10/15/2027	50,000	45,441
3.20%, 3/15/2040	585,000	410,968
3.40%, 3/15/2050	415,000	273,016
3.40%, 3/15/2051 (b)	290,000	189,860
4.38%, 10/15/2028	310,000	292,913
4.50%, 2/25/2026	750,000	729,187
4.80%, 8/15/2038	60,000	52,778
4.90%, 12/15/2048	295,000	248,638
6.13%, 11/15/2041	25,000	24,621
CVS Health Corp.:
1.30%, 8/21/2027	300,000	255,177
1.88%, 2/28/2031	250,000	190,202
2.70%, 8/21/2040	850,000	538,067
2.88%, 6/1/2026	210,000	195,558
3.75%, 4/1/2030	250,000	221,047
3.88%, 7/20/2025	20,000	19,319
4.10%, 3/25/2025	311,000	303,769
4.13%, 4/1/2040	350,000	271,162
4.30%, 3/25/2028	179,000	169,279
4.78%, 3/25/2038	675,000	580,783
4.88%, 7/20/2035	45,000	40,206
5.00%, 2/20/2026	70,000	68,903
5.00%, 1/30/2029	820,000	793,317
5.05%, 3/25/2048	300,000	249,231
5.13%, 2/21/2030	100,000	96,038
5.13%, 7/20/2045	185,000	155,622
5.25%, 2/21/2033	100,000	94,575
5.30%, 6/1/2033	80,000	75,792
5.63%, 2/21/2053	700,000	625,793
5.88%, 6/1/2053	860,000	796,102
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	56,588
2.50%, 9/15/2060	250,000	135,895
4.70%, 2/27/2033	125,000	120,210
4.88%, 2/27/2053 (b)	140,000	128,191

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	$835,000	$761,929
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	55,000	53,490
3.88%, 5/15/2028	100,000	94,607
4.20%, 3/18/2043	25,000	20,941
6.38%, 5/15/2038	50,000	54,167
Johnson & Johnson:
0.95%, 9/1/2027	65,000	55,819
1.30%, 9/1/2030	570,000	448,271
2.10%, 9/1/2040	65,000	41,398
2.25%, 9/1/2050	100,000	57,599
2.45%, 3/1/2026	30,000	28,170
2.45%, 9/1/2060	65,000	35,783
2.90%, 1/15/2028 (b)	250,000	230,262
3.40%, 1/15/2038	100,000	80,427
3.55%, 3/1/2036	150,000	127,069
3.63%, 3/3/2037	200,000	168,166
3.75%, 3/3/2047	100,000	78,372
4.50%, 12/5/2043	50,000	44,698
McKesson Corp. 0.90%, 12/3/2025	370,000	334,273
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	20,920
Merck & Co., Inc.:
0.75%, 2/24/2026	350,000	315,140
1.45%, 6/24/2030	55,000	43,063
1.70%, 6/10/2027	850,000	752,802
1.90%, 12/10/2028	100,000	85,269
2.15%, 12/10/2031	195,000	153,919
2.35%, 6/24/2040	70,000	45,753
2.75%, 2/10/2025	325,000	313,856
2.75%, 12/10/2051	150,000	90,612
3.40%, 3/7/2029	100,000	91,416
3.60%, 9/15/2042	25,000	19,155
3.70%, 2/10/2045	50,000	38,079
3.90%, 3/7/2039 (b)	100,000	82,947
4.00%, 3/7/2049	65,000	50,911
4.05%, 5/17/2028 (b)	100,000	96,128
4.30%, 5/17/2030	200,000	188,722
4.50%, 5/17/2033	120,000	112,272
5.00%, 5/17/2053	750,000	683,430
Novartis Capital Corp.:
1.75%, 2/14/2025	100,000	95,116
2.00%, 2/14/2027	100,000	90,370
2.20%, 8/14/2030	100,000	82,880
2.75%, 8/14/2050	815,000	517,737
3.00%, 11/20/2025	25,000	23,817
3.10%, 5/17/2027	30,000	28,049
4.00%, 11/20/2045	50,000	40,340
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	945,000	922,792
4.45%, 5/19/2028	500,000	481,925
4.65%, 5/19/2025	860,000	848,502
Security Description	Principal Amount	Value
4.65%, 5/19/2030	$250,000	$239,190
4.75%, 5/19/2033	1,015,000	961,814
5.11%, 5/19/2043	1,000,000	918,220
5.30%, 5/19/2053	660,000	612,995
5.34%, 5/19/2063	250,000	228,405
Pfizer, Inc.:
1.70%, 5/28/2030	150,000	120,231
1.75%, 8/18/2031	65,000	50,283
2.55%, 5/28/2040	900,000	603,333
2.70%, 5/28/2050 (b)	250,000	156,615
3.00%, 12/15/2026	150,000	140,398
3.45%, 3/15/2029	100,000	91,960
3.60%, 9/15/2028 (b)	100,000	93,502
3.90%, 3/15/2039	25,000	20,518
4.00%, 12/15/2036	150,000	129,381
4.00%, 3/15/2049	100,000	78,822
4.10%, 9/15/2038	200,000	170,166
4.20%, 9/15/2048	35,000	28,671
7.20%, 3/15/2039	75,000	86,341
Sanofi 3.63%, 6/19/2028	100,000	94,039
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	30,000	28,021
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	250,000	201,025
3.03%, 7/9/2040	200,000	138,898
3.18%, 7/9/2050	500,000	316,105
5.00%, 11/26/2028	100,000	97,727
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	183,587
Viatris, Inc.:
2.70%, 6/22/2030	150,000	117,045
3.85%, 6/22/2040	500,000	325,300
4.00%, 6/22/2050	900,000	543,501
Wyeth LLC 6.00%, 2/15/2036	25,000	25,819
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	45,870
3.00%, 5/15/2050	105,000	66,465
3.90%, 8/20/2028	50,000	46,948
4.45%, 8/20/2048	25,000	20,330
4.70%, 2/1/2043	25,000	21,532
5.40%, 11/14/2025	95,000	94,604
		33,987,980
PIPELINES — 0.8%
Boardwalk Pipelines LP:
3.40%, 2/15/2031	45,000	37,323
4.80%, 5/3/2029	40,000	37,254
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	559,830
3.70%, 11/15/2029	90,000	79,735

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Cheniere Energy Partners LP 5.95%, 6/30/2033 (d)	$250,000	$241,137
Enbridge, Inc.:
2.50%, 2/14/2025	80,000	76,229
2.50%, 8/1/2033	200,000	148,450
3.40%, 8/1/2051	145,000	90,429
3.70%, 7/15/2027	50,000	46,464
4.00%, 11/15/2049	100,000	70,139
4.25%, 12/1/2026	50,000	47,691
5.70%, 3/8/2033	610,000	584,569
5.97%, 3/8/2026 (b)	645,000	643,188
Energy Transfer LP:
2.90%, 5/15/2025	500,000	474,885
4.00%, 10/1/2027	50,000	46,403
4.15%, 9/15/2029	100,000	90,641
4.20%, 4/15/2027	50,000	47,082
4.40%, 3/15/2027	50,000	47,398
4.75%, 1/15/2026	225,000	218,927
4.95%, 5/15/2028	30,000	28,691
5.00%, 5/15/2050 (b)	250,000	195,907
5.15%, 2/1/2043	25,000	19,931
5.15%, 3/15/2045	225,000	180,268
5.25%, 4/15/2029	275,000	263,648
5.30%, 4/1/2044	25,000	20,256
5.35%, 5/15/2045	25,000	20,433
5.40%, 10/1/2047	150,000	123,367
5.55%, 2/15/2028	550,000	540,567
5.75%, 2/15/2033	500,000	481,060
6.25%, 4/15/2049	275,000	252,312
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	87,824
3.20%, 2/15/2052	200,000	127,576
3.30%, 2/15/2053	250,000	162,640
3.70%, 1/31/2051	1,250,000	880,175
3.75%, 2/15/2025	75,000	72,855
3.95%, 2/15/2027	200,000	190,090
4.15%, 10/16/2028	25,000	23,415
4.20%, 1/31/2050	65,000	50,125
4.80%, 2/1/2049	25,000	21,188
4.85%, 3/15/2044	50,000	42,991
4.90%, 5/15/2046	50,000	42,590
5.10%, 2/15/2045	200,000	176,756
Series E, 3 mo. USD Term SOFR + 3.30%, 5.25%, 8/16/2077 (c)	150,000	132,361
5.35%, 1/31/2033	500,000	489,250
Kinder Morgan Energy Partners LP 5.40%, 9/1/2044	25,000	21,036
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	83,880
3.25%, 8/1/2050	650,000	387,478
3.60%, 2/15/2051	600,000	379,500
4.30%, 6/1/2025	300,000	292,122
5.05%, 2/15/2046	50,000	39,997
Security Description	Principal Amount	Value
5.20%, 6/1/2033	$675,000	$624,233
5.30%, 12/1/2034	200,000	183,174
5.55%, 6/1/2045	150,000	128,907
Magellan Midstream Partners LP:
4.20%, 10/3/2047	50,000	35,049
4.85%, 2/1/2049 (b)	275,000	212,303
5.00%, 3/1/2026	50,000	49,065
MPLX LP:
1.75%, 3/1/2026	35,000	31,736
2.65%, 8/15/2030	500,000	403,465
4.00%, 3/15/2028	35,000	32,328
4.50%, 4/15/2038	180,000	145,517
4.70%, 4/15/2048	100,000	75,784
4.80%, 2/15/2029	105,000	99,532
4.88%, 6/1/2025	50,000	49,023
4.90%, 4/15/2058	25,000	18,526
4.95%, 3/14/2052	500,000	389,175
5.00%, 3/1/2033	145,000	132,047
5.20%, 3/1/2047 (b)	100,000	81,473
5.20%, 12/1/2047	100,000	80,987
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	23,256
3.10%, 3/15/2030	525,000	439,425
3.40%, 9/1/2029	100,000	86,718
4.00%, 7/13/2027	30,000	28,069
4.45%, 9/1/2049	40,000	28,719
4.50%, 3/15/2050	25,000	18,107
4.55%, 7/15/2028	50,000	47,066
4.95%, 7/13/2047	150,000	118,266
5.20%, 7/15/2048	25,000	20,446
5.55%, 11/1/2026	145,000	144,055
6.05%, 9/1/2033	145,000	142,499
6.63%, 9/1/2053	500,000	489,295
Plains All American Pipeline LP/PAA Finance Corp.:
3.60%, 11/1/2024	25,000	24,311
4.50%, 12/15/2026	50,000	47,776
4.65%, 10/15/2025	400,000	388,264
4.70%, 6/15/2044	25,000	18,462
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	93,208
4.50%, 5/15/2030	250,000	229,380
5.63%, 3/1/2025	200,000	198,694
5.88%, 6/30/2026	250,000	249,520
Targa Resources Corp.:
5.20%, 7/1/2027	85,000	83,271
6.50%, 2/15/2053	500,000	477,270
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	419,845

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
TransCanada PipeLines Ltd.:
1.00%, 10/12/2024	$120,000	$114,014
4.10%, 4/15/2030	700,000	626,185
4.63%, 3/1/2034	250,000	217,582
4.75%, 5/15/2038	100,000	83,560
6.20%, 3/9/2026	550,000	549,593
7.63%, 1/15/2039	25,000	27,468
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	642,802
7.85%, 2/1/2026	200,000	207,954
Valero Energy Partners LP 4.50%, 3/15/2028	50,000	47,460
Western Midstream Operating LP 6.15%, 4/1/2033	605,000	583,922
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	597,045
3.50%, 11/15/2030	100,000	86,003
3.75%, 6/15/2027	200,000	186,056
3.90%, 1/15/2025	50,000	48,650
5.10%, 9/15/2045	125,000	104,569
5.40%, 3/2/2026	500,000	496,055
5.65%, 3/15/2033 (b)	500,000	483,415
5.75%, 6/24/2044	25,000	22,588
		21,131,230
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
4.88%, 3/1/2026	50,000	48,636
5.95%, 8/15/2034	155,000	146,221
		194,857
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Agree LP:
2.00%, 6/15/2028	65,000	53,492
4.80%, 10/1/2032	250,000	221,650
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	90,882
3.00%, 5/18/2051	250,000	140,820
3.38%, 8/15/2031	60,000	49,972
3.45%, 4/30/2025	100,000	96,198
4.00%, 2/1/2050	100,000	69,507
4.70%, 7/1/2030	35,000	32,203
5.15%, 4/15/2053	500,000	416,360
American Tower Corp.:
1.45%, 9/15/2026	200,000	176,386
1.50%, 1/31/2028	500,000	414,205
2.30%, 9/15/2031	145,000	109,907
2.75%, 1/15/2027	200,000	180,638
3.10%, 6/15/2050	100,000	58,228
3.13%, 1/15/2027	100,000	91,333
3.38%, 10/15/2026	75,000	69,918
3.65%, 3/15/2027	160,000	148,352
5.50%, 3/15/2028	750,000	735,210
Security Description	Principal Amount	Value
5.65%, 3/15/2033	$650,000	$624,227
COR, 5.80%, 11/15/2028	250,000	248,057
5.90%, 11/15/2033	250,000	244,080
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	140,000	108,258
Series MTN, 2.45%, 1/15/2031 (b)	70,000	56,515
Series GMTN, 2.95%, 5/11/2026	50,000	46,797
Series MTN, 3.20%, 1/15/2028 (b)	40,000	36,464
Series MTN, 3.30%, 6/1/2029	65,000	57,455
Series MTN, 3.90%, 10/15/2046	50,000	35,267
5.00%, 2/15/2033	500,000	476,445
Boston Properties LP:
2.45%, 10/1/2033	50,000	34,006
2.55%, 4/1/2032 (b)	200,000	144,366
2.75%, 10/1/2026	150,000	134,413
2.90%, 3/15/2030	35,000	27,684
3.40%, 6/21/2029	100,000	83,412
3.65%, 2/1/2026	100,000	93,832
6.75%, 12/1/2027	100,000	100,533
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	50,000	42,147
2.50%, 8/16/2031	50,000	37,760
4.05%, 7/1/2030	25,000	21,830
4.13%, 6/15/2026	50,000	47,121
4.13%, 5/15/2029	100,000	89,031
Camden Property Trust:
3.15%, 7/1/2029	65,000	57,409
4.10%, 10/15/2028	20,000	18,690
Corporate Office Properties LP:
2.25%, 3/15/2026	35,000	31,550
2.75%, 4/15/2031	40,000	29,900
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	381,470
2.50%, 7/15/2031	500,000	389,340
2.90%, 4/1/2041	500,000	320,430
3.65%, 9/1/2027	150,000	137,778
3.70%, 6/15/2026	15,000	14,184
4.00%, 3/1/2027	20,000	18,770
4.75%, 5/15/2047	100,000	77,726
5.00%, 1/11/2028	35,000	33,754
CubeSmart LP:
3.00%, 2/15/2030 (b)	100,000	83,153
4.38%, 2/15/2029 (b)	30,000	27,653
Digital Realty Trust LP:
3.70%, 8/15/2027	150,000	138,472
5.55%, 1/15/2028	140,000	136,721
Equinix, Inc.:
1.00%, 9/15/2025	150,000	136,363
1.45%, 5/15/2026	70,000	62,537

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.55%, 3/15/2028	$75,000	$62,409
2.00%, 5/15/2028	70,000	58,924
2.50%, 5/15/2031	100,000	78,015
2.63%, 11/18/2024	65,000	62,542
2.95%, 9/15/2051	150,000	85,293
3.20%, 11/18/2029	45,000	38,444
3.40%, 2/15/2052	50,000	31,462
3.90%, 4/15/2032	100,000	85,411
ERP Operating LP:
1.85%, 8/1/2031	200,000	151,388
3.00%, 7/1/2029	25,000	21,806
3.50%, 3/1/2028	100,000	91,773
4.00%, 8/1/2047	50,000	35,335
4.15%, 12/1/2028	100,000	93,858
Essex Portfolio LP:
1.70%, 3/1/2028	165,000	137,872
2.55%, 6/15/2031	30,000	23,247
3.00%, 1/15/2030	25,000	20,749
3.63%, 5/1/2027	50,000	46,177
4.00%, 3/1/2029	65,000	58,968
4.50%, 3/15/2048	50,000	37,121
Extra Space Storage LP:
2.35%, 3/15/2032	70,000	52,774
2.40%, 10/15/2031	70,000	53,556
3.90%, 4/1/2029	520,000	466,372
4.00%, 6/15/2029	100,000	89,488
5.70%, 4/1/2028	550,000	542,828
Federal Realty OP LP:
3.20%, 6/15/2029	75,000	64,165
3.25%, 7/15/2027	50,000	45,505
5.38%, 5/1/2028	250,000	242,947
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	77,509
4.00%, 1/15/2030	65,000	55,256
4.00%, 1/15/2031	50,000	41,620
5.25%, 6/1/2025	20,000	19,594
5.38%, 4/15/2026	40,000	38,804
5.75%, 6/1/2028	20,000	19,173
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (b)	55,000	41,139
3.50%, 8/1/2026	25,000	23,215
Healthpeak OP LLC:
1.35%, 2/1/2027	100,000	86,919
2.13%, 12/1/2028	125,000	104,946
2.88%, 1/15/2031 (b)	125,000	101,387
5.25%, 12/15/2032	300,000	278,607
Highwoods Realty LP:
3.05%, 2/15/2030	25,000	19,203
3.88%, 3/1/2027	50,000	45,569
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	150,000	126,054
Security Description	Principal Amount	Value
Hudson Pacific Properties LP:
3.25%, 1/15/2030	$200,000	$137,196
4.65%, 4/1/2029 (b)	25,000	19,000
Kilroy Realty LP:
3.05%, 2/15/2030	50,000	39,278
3.45%, 12/15/2024	50,000	48,073
4.75%, 12/15/2028	25,000	22,575
Kimco Realty OP LLC:
2.25%, 12/1/2031	180,000	134,928
2.80%, 10/1/2026	50,000	45,681
3.30%, 2/1/2025	40,000	38,447
3.70%, 10/1/2049	100,000	65,518
3.80%, 4/1/2027	25,000	23,169
4.60%, 2/1/2033	250,000	222,000
Mid-America Apartments LP:
3.60%, 6/1/2027	50,000	46,786
3.95%, 3/15/2029	100,000	92,231
NNN REIT, Inc.:
3.00%, 4/15/2052	250,000	140,400
3.10%, 4/15/2050	100,000	57,113
3.50%, 4/15/2051	45,000	28,308
3.60%, 12/15/2026	50,000	46,427
4.30%, 10/15/2028	35,000	32,317
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	146,508
3.63%, 10/1/2029	50,000	41,748
Physicians Realty LP:
2.63%, 11/1/2031	25,000	18,865
3.95%, 1/15/2028	100,000	90,294
Piedmont Operating Partnership LP 3.15%, 8/15/2030	100,000	70,403
Prologis LP:
1.25%, 10/15/2030	30,000	22,402
1.63%, 3/15/2031	250,000	188,387
1.75%, 2/1/2031	70,000	53,614
2.13%, 4/15/2027	50,000	44,735
2.25%, 4/15/2030	65,000	52,993
2.25%, 1/15/2032	100,000	77,244
3.00%, 4/15/2050	50,000	30,447
3.05%, 3/1/2050	10,000	6,138
4.00%, 9/15/2028	100,000	93,290
4.38%, 2/1/2029	65,000	61,587
4.75%, 6/15/2033	200,000	184,030
Public Storage Operating Co.:
1.50%, 11/9/2026	50,000	44,631
1.85%, 5/1/2028	250,000	213,932
2.25%, 11/9/2031	65,000	50,742
5.10%, 8/1/2033	50,000	47,785
Realty Income Corp.:
0.75%, 3/15/2026	250,000	221,200
1.80%, 3/15/2033 (b)	300,000	210,522
2.85%, 12/15/2032	250,000	194,302
3.10%, 12/15/2029	150,000	129,691

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 1/15/2028	$100,000	$92,133
3.88%, 4/15/2025	100,000	97,059
3.95%, 8/15/2027	40,000	37,426
4.13%, 10/15/2026	50,000	47,819
4.63%, 11/1/2025	50,000	48,816
4.70%, 12/15/2028	140,000	133,356
4.88%, 6/1/2026	10,000	9,790
5.05%, 1/13/2026	45,000	44,373
Regency Centers LP:
4.13%, 3/15/2028	50,000	46,276
4.40%, 2/1/2047	150,000	110,980
Sabra Health Care LP:
3.20%, 12/1/2031	150,000	112,546
5.13%, 8/15/2026	25,000	23,887
Simon Property Group LP:
1.38%, 1/15/2027 (b)	200,000	174,530
1.75%, 2/1/2028	250,000	212,097
2.20%, 2/1/2031	250,000	192,780
2.65%, 7/15/2030	350,000	287,567
2.65%, 2/1/2032	500,000	389,915
4.25%, 11/30/2046	50,000	36,383
5.50%, 3/8/2033 (b)	200,000	189,960
Spirit Realty LP:
2.10%, 3/15/2028	50,000	42,073
2.70%, 2/15/2032	60,000	45,649
3.40%, 1/15/2030	100,000	83,521
STORE Capital Corp.:
2.70%, 12/1/2031	100,000	68,135
4.50%, 3/15/2028 (b)	50,000	43,832
Sun Communities Operating LP:
2.30%, 11/1/2028	65,000	53,914
2.70%, 7/15/2031	40,000	30,740
4.20%, 4/15/2032	50,000	42,625
Tanger Properties LP 3.88%, 7/15/2027 (b)	50,000	44,132
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	250,000	175,407
Series MTN, 2.95%, 9/1/2026	25,000	23,096
Series GMTN, 3.50%, 1/15/2028	150,000	135,421
Series MTN, 3.50%, 7/1/2027	50,000	46,160
Ventas Realty LP:
2.65%, 1/15/2025	25,000	23,825
3.00%, 1/15/2030	50,000	41,457
3.85%, 4/1/2027	100,000	92,791
4.00%, 3/1/2028	100,000	91,761
4.38%, 2/1/2045	75,000	54,013
VICI Properties LP 5.13%, 5/15/2032	750,000	672,622
Vornado Realty LP 3.50%, 1/15/2025	50,000	47,316
Security Description	Principal Amount	Value
Welltower OP LLC:
2.05%, 1/15/2029	$560,000	$462,252
2.70%, 2/15/2027	50,000	45,464
2.80%, 6/1/2031	200,000	159,656
3.10%, 1/15/2030	55,000	46,548
4.00%, 6/1/2025	175,000	169,036
4.13%, 3/15/2029	100,000	91,086
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	49,025
4.00%, 11/15/2029	200,000	179,966
4.75%, 5/15/2026	200,000	195,162
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	35,752
3.85%, 7/15/2029	100,000	88,154
		21,101,506
RETAIL — 0.7%
Advance Auto Parts, Inc. 5.95%, 3/9/2028	55,000	52,044
AutoNation, Inc.:
3.85%, 3/1/2032 (b)	200,000	162,424
4.75%, 6/1/2030	50,000	45,065
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	30,008
3.75%, 6/1/2027	100,000	94,038
4.50%, 2/1/2028	105,000	100,605
4.75%, 2/1/2033	95,000	86,219
5.20%, 8/1/2033	250,000	233,820
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	50,000	47,448
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	87,359
1.60%, 4/20/2030	65,000	52,125
1.75%, 4/20/2032	530,000	406,171
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (b)	15,000	14,027
4.55%, 2/15/2048	15,000	11,597
Dollar General Corp.:
4.13%, 5/1/2028	70,000	65,216
4.15%, 11/1/2025	25,000	24,103
4.63%, 11/1/2027	100,000	95,609
5.00%, 11/1/2032	60,000	54,335
5.45%, 7/5/2033 (b)	750,000	693,232
5.50%, 11/1/2052	100,000	83,577
Dollar Tree, Inc.:
2.65%, 12/1/2031 (b)	200,000	154,682
4.00%, 5/15/2025	100,000	96,778
4.20%, 5/15/2028	45,000	41,857
Genuine Parts Co. 1.75%, 2/1/2025	40,000	37,689
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	84,013
1.88%, 9/15/2031	40,000	30,991
2.13%, 9/15/2026	150,000	137,581
2.38%, 3/15/2051	500,000	274,495
2.50%, 4/15/2027	350,000	319,018

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 4/15/2030	$250,000	$213,057
2.75%, 9/15/2051	100,000	59,249
2.80%, 9/14/2027	250,000	229,002
2.88%, 4/15/2027	100,000	92,524
3.00%, 4/1/2026	350,000	331,597
3.13%, 12/15/2049	100,000	65,177
3.25%, 4/15/2032	130,000	111,468
3.30%, 4/15/2040	250,000	185,865
3.35%, 4/15/2050	150,000	102,204
3.63%, 4/15/2052	500,000	355,325
4.00%, 9/15/2025	80,000	78,090
4.25%, 4/1/2046	35,000	27,995
4.95%, 9/15/2052 (b)	250,000	223,595
5.95%, 4/1/2041	50,000	51,135
Lowe's Cos., Inc.:
1.30%, 4/15/2028	20,000	16,641
1.70%, 9/15/2028	25,000	20,863
1.70%, 10/15/2030	520,000	398,601
2.50%, 4/15/2026	50,000	46,444
2.63%, 4/1/2031	100,000	80,964
3.00%, 10/15/2050	265,000	155,892
3.10%, 5/3/2027	200,000	184,182
3.35%, 4/1/2027	90,000	83,718
3.38%, 9/15/2025	25,000	23,914
3.50%, 4/1/2051	50,000	32,223
3.70%, 4/15/2046	50,000	34,616
3.75%, 4/1/2032 (b)	250,000	216,430
4.05%, 5/3/2047	300,000	220,866
4.40%, 9/8/2025 (b)	70,000	68,437
4.80%, 4/1/2026	140,000	137,333
5.00%, 4/15/2033 (b)	210,000	197,614
5.15%, 7/1/2033	350,000	332,671
5.80%, 9/15/2062	250,000	226,845
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	13,882
Series MTN, 2.13%, 3/1/2030	15,000	12,282
Series MTN, 2.63%, 9/1/2029	75,000	64,664
Series MTN, 3.50%, 3/1/2027	50,000	47,024
Series MTN, 3.60%, 7/1/2030 (b)	250,000	223,377
Series MTN, 3.63%, 9/1/2049	160,000	112,712
Series MTN, 3.70%, 1/30/2026	75,000	72,124
Series MTN, 3.80%, 4/1/2028	100,000	93,944
Series MTN, 4.20%, 4/1/2050	750,000	581,415
Series MTN, 4.45%, 3/1/2047	125,000	101,531
Series MTN, 4.45%, 9/1/2048	20,000	16,300
Security Description	Principal Amount	Value
Series MTN, 4.70%, 12/9/2035	$150,000	$136,560
4.80%, 8/14/2028	200,000	195,498
Series MTN, 4.88%, 12/9/2045	100,000	86,329
4.95%, 8/14/2033	200,000	190,642
5.45%, 8/14/2053	200,000	187,306
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	34,289
3.60%, 9/1/2027	50,000	46,677
4.35%, 6/1/2028	100,000	95,492
Starbucks Corp.:
2.00%, 3/12/2027	100,000	89,096
2.25%, 3/12/2030	100,000	81,949
2.55%, 11/15/2030	100,000	81,996
3.00%, 2/14/2032 (b)	220,000	181,678
3.35%, 3/12/2050	25,000	16,373
3.50%, 11/15/2050	150,000	101,400
3.80%, 8/15/2025	50,000	48,389
4.00%, 11/15/2028 (b)	50,000	46,975
4.45%, 8/15/2049	100,000	79,264
4.50%, 11/15/2048	30,000	23,945
4.75%, 2/15/2026	75,000	73,875
4.80%, 2/15/2033	145,000	136,441
Target Corp.:
1.95%, 1/15/2027	200,000	180,566
2.25%, 4/15/2025	500,000	476,305
2.50%, 4/15/2026	50,000	47,006
3.38%, 4/15/2029	100,000	91,707
4.40%, 1/15/2033 (b)	65,000	59,842
4.80%, 1/15/2053 (b)	565,000	483,250
TJX Cos., Inc.:
1.60%, 5/15/2031	250,000	194,060
2.25%, 9/15/2026	50,000	45,942
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	50,000	40,689
3.45%, 6/1/2026	250,000	231,767
4.10%, 4/15/2050 (b)	350,000	217,406
Walmart, Inc.:
1.05%, 9/17/2026	165,000	146,961
1.50%, 9/22/2028	500,000	423,650
1.80%, 9/22/2031	570,000	448,242
2.50%, 9/22/2041	750,000	500,430
2.65%, 12/15/2024	150,000	145,335
2.65%, 9/22/2051	400,000	246,424
3.25%, 7/8/2029 (b)	80,000	72,999
3.90%, 4/15/2028	125,000	119,406
4.10%, 4/15/2033	135,000	123,518
4.50%, 9/9/2052	250,000	214,685
4.50%, 4/15/2053	500,000	430,865
		16,435,147
SEMICONDUCTORS — 0.7%
Analog Devices, Inc. 2.10%, 10/1/2031	500,000	394,985

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Applied Materials, Inc.:
1.75%, 6/1/2030	$30,000	$24,001
3.90%, 10/1/2025	25,000	24,275
4.35%, 4/1/2047	100,000	84,514
5.10%, 10/1/2035	50,000	48,986
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	350,000	328,902
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	80,000	68,182
2.45%, 2/15/2031 (d)	700,000	546,525
2.60%, 2/15/2033 (d)	200,000	149,150
3.14%, 11/15/2035 (d)	750,000	546,592
3.15%, 11/15/2025	80,000	75,528
3.42%, 4/15/2033 (d)	315,000	251,046
3.47%, 4/15/2034 (d)	250,000	196,067
3.50%, 2/15/2041 (d)	315,000	218,141
3.75%, 2/15/2051 (d)	40,000	26,648
4.11%, 9/15/2028	159,000	146,463
4.15%, 11/15/2030	100,000	88,589
4.30%, 11/15/2032	55,000	47,973
4.75%, 4/15/2029	150,000	141,343
4.93%, 5/15/2037 (d)	500,000	430,715
5.00%, 4/15/2030 (b)	200,000	190,522
Intel Corp.:
1.60%, 8/12/2028	55,000	46,467
2.00%, 8/12/2031	100,000	78,178
2.45%, 11/15/2029	150,000	127,309
3.05%, 8/12/2051	350,000	211,340
3.10%, 2/15/2060	150,000	86,165
3.15%, 5/11/2027	200,000	185,234
3.25%, 11/15/2049	150,000	95,648
3.40%, 3/25/2025	500,000	484,250
3.75%, 3/25/2027	300,000	284,649
3.75%, 8/5/2027	250,000	235,722
4.10%, 5/19/2046	370,000	283,246
4.10%, 5/11/2047	50,000	38,151
4.75%, 3/25/2050	150,000	123,631
4.88%, 2/10/2026	750,000	740,595
4.88%, 2/10/2028	150,000	147,099
4.90%, 8/5/2052	500,000	419,665
5.20%, 2/10/2033 (b)	635,000	614,616
5.63%, 2/10/2043	100,000	95,086
5.70%, 2/10/2053 (b)	570,000	534,341
5.90%, 2/10/2063	500,000	474,185
KLA Corp.:
3.30%, 3/1/2050	50,000	33,258
4.10%, 3/15/2029	65,000	61,351
4.95%, 7/15/2052	750,000	655,275
Lam Research Corp.:
3.75%, 3/15/2026	50,000	48,097
4.00%, 3/15/2029	280,000	263,046
4.88%, 3/15/2049	25,000	21,783
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	58,742
Security Description	Principal Amount	Value
2.45%, 4/15/2028	$65,000	$56,136
2.95%, 4/15/2031	60,000	48,516
COR, 5.75%, 2/15/2029	250,000	247,720
COR, 5.95%, 9/15/2033	125,000	122,704
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	83,953
4.66%, 2/15/2030 (b)	200,000	182,144
5.38%, 4/15/2028	500,000	482,460
NVIDIA Corp.:
1.55%, 6/15/2028	100,000	85,320
2.00%, 6/15/2031	100,000	79,889
3.20%, 9/16/2026	50,000	47,317
3.50%, 4/1/2040	300,000	236,463
3.50%, 4/1/2050	150,000	109,310
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025	10,000	9,496
3.15%, 5/1/2027	15,000	13,691
3.25%, 5/11/2041	350,000	235,536
3.40%, 5/1/2030	570,000	487,139
4.30%, 6/18/2029	500,000	458,235
4.40%, 6/1/2027	75,000	71,135
5.00%, 1/15/2033	100,000	91,788
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	250,000	210,122
2.15%, 5/20/2030	100,000	82,631
3.25%, 5/20/2027	50,000	46,611
3.25%, 5/20/2050	45,000	30,551
3.45%, 5/20/2025	50,000	48,370
4.25%, 5/20/2032	90,000	83,316
4.30%, 5/20/2047	50,000	40,264
4.80%, 5/20/2045	25,000	22,118
5.40%, 5/20/2033 (b)	250,000	250,185
6.00%, 5/20/2053	500,000	504,670
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	64,166
3.88%, 3/15/2039	250,000	205,482
4.15%, 5/15/2048	150,000	120,450
4.60%, 2/15/2028	115,000	112,654
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	672,255
3.13%, 10/25/2041	750,000	540,900
3.88%, 4/22/2027	200,000	190,180
		16,850,153
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	100,000	83,850
SOFTWARE — 0.7%
Activision Blizzard, Inc. 4.50%, 6/15/2047	150,000	130,941
Adobe, Inc.:
1.90%, 2/1/2025	30,000	28,629
2.30%, 2/1/2030	30,000	25,226

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 2/1/2025	$25,000	$24,297
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	125,901
3.50%, 6/15/2027	50,000	46,662
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	118,780
2.90%, 12/1/2029	50,000	42,214
Concentrix Corp. 6.65%, 8/2/2026	200,000	198,850
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	69,764
2.95%, 2/15/2051	65,000	39,235
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	305,000	273,063
1.65%, 3/1/2028	35,000	29,582
2.25%, 3/1/2031 (b)	100,000	78,053
3.10%, 3/1/2041	15,000	9,906
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	44,344
2.65%, 6/1/2030	50,000	41,047
3.20%, 7/1/2026	275,000	256,987
3.50%, 7/1/2029	65,000	57,862
4.20%, 10/1/2028	65,000	60,910
4.40%, 7/1/2049	60,000	45,976
5.45%, 3/2/2028	750,000	742,755
5.60%, 3/2/2033	500,000	484,255
Intuit, Inc.:
0.95%, 7/15/2025	15,000	13,817
1.65%, 7/15/2030	15,000	11,783
5.20%, 9/15/2033	150,000	146,049
COR, 5.25%, 9/15/2026	250,000	249,400
COR, 5.50%, 9/15/2053	310,000	297,113
Microsoft Corp.:
2.40%, 8/8/2026	200,000	185,772
2.53%, 6/1/2050	1,668,000	1,015,645
2.68%, 6/1/2060	288,000	169,252
2.92%, 3/17/2052	860,000	564,263
3.04%, 3/17/2062	312,000	197,040
3.13%, 11/3/2025	50,000	47,888
3.30%, 2/6/2027	280,000	265,642
3.45%, 8/8/2036	1,062,000	895,224
Oracle Corp.:
1.65%, 3/25/2026	590,000	534,227
2.30%, 3/25/2028	105,000	90,874
2.50%, 4/1/2025	600,000	571,164
2.65%, 7/15/2026	45,000	41,485
2.80%, 4/1/2027	250,000	226,945
2.88%, 3/25/2031	370,000	302,246
2.95%, 5/15/2025	10,000	9,563
2.95%, 4/1/2030	300,000	251,952
3.60%, 4/1/2040	750,000	539,392
3.60%, 4/1/2050	525,000	339,313
3.65%, 3/25/2041	910,000	649,048
Security Description	Principal Amount	Value
3.80%, 11/15/2037	$180,000	$137,108
3.85%, 7/15/2036	150,000	118,286
3.85%, 4/1/2060	250,000	159,355
3.90%, 5/15/2035	5,000	4,072
3.95%, 3/25/2051	370,000	253,576
4.00%, 7/15/2046	180,000	127,021
4.10%, 3/25/2061	145,000	96,412
4.30%, 7/8/2034	200,000	171,660
4.38%, 5/15/2055	10,000	7,204
4.50%, 5/6/2028 (b)	90,000	85,787
4.90%, 2/6/2033	590,000	543,390
5.55%, 2/6/2053	500,000	438,225
5.80%, 11/10/2025	550,000	551,853
6.15%, 11/9/2029	295,000	299,481
6.25%, 11/9/2032 (b)	350,000	354,119
6.90%, 11/9/2052	500,000	514,865
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	189,552
2.00%, 6/30/2030	30,000	23,701
2.95%, 9/15/2029	40,000	34,639
3.80%, 12/15/2026	30,000	28,401
4.20%, 9/15/2028 (b)	65,000	61,134
Salesforce, Inc.:
1.50%, 7/15/2028	65,000	55,249
1.95%, 7/15/2031	120,000	94,757
2.70%, 7/15/2041	60,000	40,551
2.90%, 7/15/2051	100,000	62,397
3.05%, 7/15/2061	50,000	29,724
3.70%, 4/11/2028	25,000	23,556
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	49,724
Take-Two Interactive Software, Inc.:
4.95%, 3/28/2028	500,000	482,880
5.00%, 3/28/2026	250,000	245,212
VMware, Inc.:
1.40%, 8/15/2026	500,000	441,220
3.90%, 8/21/2027	150,000	139,674
Workday, Inc. 3.50%, 4/1/2027	550,000	513,007
		16,968,128
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	167,364
4.38%, 7/16/2042	50,000	40,293
4.38%, 4/22/2049 (b)	200,000	157,818
4.70%, 7/21/2032	200,000	184,240
6.13%, 3/30/2040	100,000	98,999
AT&T, Inc.:
1.65%, 2/1/2028	530,000	447,399
1.70%, 3/25/2026	850,000	771,188
2.25%, 2/1/2032	125,000	94,079
2.30%, 6/1/2027	550,000	487,052
2.55%, 12/1/2033	350,000	256,907
2.75%, 6/1/2031	350,000	280,368

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 2/1/2043	$150,000	$98,553
3.50%, 6/1/2041	600,000	416,856
3.50%, 9/15/2053	900,000	556,074
3.55%, 9/15/2055	429,000	262,964
3.65%, 6/1/2051	100,000	64,434
3.65%, 9/15/2059	294,000	178,673
3.80%, 2/15/2027	150,000	140,925
3.80%, 12/1/2057	471,000	298,270
3.85%, 6/1/2060	45,000	28,648
4.10%, 2/15/2028	184,000	171,788
4.50%, 5/15/2035	300,000	255,606
4.55%, 3/9/2049	208,000	157,069
4.65%, 6/1/2044	25,000	19,573
4.75%, 5/15/2046	30,000	23,618
4.85%, 3/1/2039	570,000	481,251
5.40%, 2/15/2034	1,130,000	1,056,945
5.54%, 2/20/2026	600,000	595,674
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	150,000	100,074
4.30%, 7/29/2049	55,000	41,254
4.46%, 4/1/2048 (b)	30,000	23,242
British Telecommunications PLC 5.13%, 12/4/2028	200,000	192,330
Cisco Systems, Inc.:
3.50%, 6/15/2025	25,000	24,220
5.50%, 1/15/2040	300,000	294,843
Corning, Inc.:
4.38%, 11/15/2057	25,000	18,775
5.35%, 11/15/2048	100,000	89,028
5.75%, 8/15/2040	25,000	23,574
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	250,000	286,277
Juniper Networks, Inc.:
1.20%, 12/10/2025	250,000	225,520
2.00%, 12/10/2030	250,000	187,593
3.75%, 8/15/2029	100,000	88,898
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	78,961
4.60%, 2/23/2028 (b)	125,000	119,506
4.60%, 5/23/2029 (b)	50,000	47,219
Orange SA 5.50%, 2/6/2044	50,000	46,024
Rogers Communications, Inc.:
3.20%, 3/15/2027	135,000	123,447
3.70%, 11/15/2049	50,000	31,888
3.80%, 3/15/2032	125,000	103,749
4.30%, 2/15/2048	40,000	27,985
4.35%, 5/1/2049	155,000	110,293
4.55%, 3/15/2052	500,000	365,495
5.00%, 3/15/2044	50,000	40,242
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	120,257
Security Description	Principal Amount	Value
5.21%, 3/8/2047	$300,000	$237,918
5.52%, 3/1/2049	150,000	123,234
7.05%, 6/20/2036	25,000	25,725
Telefonica Europe BV 8.25%, 9/15/2030	25,000	27,838
TELUS Corp. 4.60%, 11/16/2048	150,000	115,692
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	38,729
2.25%, 11/15/2031	50,000	38,062
2.55%, 2/15/2031	165,000	131,342
2.70%, 3/15/2032	500,000	390,040
3.00%, 2/15/2041	555,000	367,599
3.30%, 2/15/2051	350,000	217,301
3.40%, 10/15/2052	500,000	311,510
3.50%, 4/15/2025	650,000	627,048
3.60%, 11/15/2060	20,000	12,387
3.75%, 4/15/2027	150,000	140,073
3.88%, 4/15/2030	380,000	336,365
4.38%, 4/15/2040	350,000	281,103
4.50%, 4/15/2050	545,000	417,873
4.80%, 7/15/2028	250,000	240,050
5.05%, 7/15/2033	500,000	463,080
5.20%, 1/15/2033	250,000	236,135
5.65%, 1/15/2053 (b)	250,000	228,428
5.75%, 1/15/2054	500,000	460,755
COR, 5.75%, 1/15/2034	250,000	243,885
6.00%, 6/15/2054	250,000	238,388
Verizon Communications, Inc.:
0.85%, 11/20/2025	200,000	180,930
1.45%, 3/20/2026	580,000	523,427
1.50%, 9/18/2030	60,000	45,476
1.68%, 10/30/2030	55,000	41,717
1.75%, 1/20/2031	200,000	150,678
2.10%, 3/22/2028	500,000	429,670
2.55%, 3/21/2031	500,000	397,785
2.63%, 8/15/2026	50,000	46,181
2.65%, 11/20/2040	200,000	125,792
2.88%, 11/20/2050	200,000	115,026
2.99%, 10/30/2056	337,000	187,187
3.00%, 11/20/2060	175,000	94,729
3.15%, 3/22/2030 (b)	500,000	425,860
3.38%, 2/15/2025	500,000	483,795
3.40%, 3/22/2041	500,000	352,570
3.55%, 3/22/2051	500,000	329,190
3.70%, 3/22/2061	500,000	317,930
3.88%, 2/8/2029	10,000	9,153
4.00%, 3/22/2050	500,000	356,675
4.02%, 12/3/2029	350,000	316,589
4.27%, 1/15/2036	28,000	23,884
4.33%, 9/21/2028	285,000	267,626
4.40%, 11/1/2034	250,000	216,825
4.50%, 8/10/2033	250,000	222,573
5.05%, 5/9/2033 (b)	990,000	924,779

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Vodafone Group PLC:
4.13%, 5/30/2025	$50,000	$48,748
4.25%, 9/17/2050	750,000	540,277
4.38%, 2/19/2043	75,000	57,792
5.63%, 2/10/2053	140,000	123,992
		23,910,738
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	27,595
3.90%, 11/19/2029	100,000	88,489
		116,084
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	9,473
3.30%, 9/15/2051	350,000	234,251
3.55%, 2/15/2050	250,000	177,227
3.90%, 8/1/2046	100,000	74,898
4.05%, 6/15/2048	155,000	119,669
4.13%, 6/15/2047	150,000	117,229
4.15%, 12/15/2048	30,000	23,438
4.45%, 3/15/2043	50,000	41,700
4.45%, 1/15/2053	500,000	414,490
4.55%, 9/1/2044	50,000	41,995
4.90%, 4/1/2044	125,000	110,604
5.20%, 4/15/2054	895,000	819,551
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	8,506
2.75%, 3/1/2026	100,000	93,898
2.95%, 11/21/2024	50,000	48,436
3.20%, 8/2/2046	25,000	16,894
3.65%, 2/3/2048	50,000	36,763
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	150,000	142,227
1.75%, 12/2/2026	80,000	71,358
2.05%, 3/5/2030 (b)	35,000	28,300
2.45%, 12/2/2031	565,000	487,804
2.88%, 11/15/2029	65,000	55,788
3.00%, 12/2/2041	350,000	272,072
3.50%, 5/1/2050	25,000	17,033
4.00%, 6/1/2028	100,000	93,900
4.70%, 5/1/2048	50,000	41,262
4.80%, 9/15/2035	30,000	27,461
CSX Corp.:
2.40%, 2/15/2030	50,000	41,597
2.50%, 5/15/2051	610,000	340,819
3.25%, 6/1/2027	50,000	46,406
3.35%, 9/15/2049	65,000	43,385
3.80%, 3/1/2028	50,000	46,961
3.80%, 11/1/2046	100,000	72,737
4.10%, 3/15/2044	75,000	58,838
4.25%, 3/15/2029	95,000	89,739
4.30%, 3/1/2048	50,000	39,354
Security Description	Principal Amount	Value
4.50%, 3/15/2049	$125,000	$101,252
4.65%, 3/1/2068	50,000	39,946
5.20%, 11/15/2033 (b)	650,000	628,628
FedEx Corp.:
2.40%, 5/15/2031	65,000	52,123
3.25%, 5/15/2041	65,000	44,740
3.40%, 2/15/2028	50,000	45,948
3.90%, 2/1/2035	200,000	166,802
4.05%, 2/15/2048	50,000	36,508
4.55%, 4/1/2046	100,000	79,149
4.75%, 11/15/2045	25,000	20,396
4.95%, 10/17/2048	100,000	84,290
5.25%, 5/15/2050	250,000	219,295
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	140,452
2.90%, 8/25/2051	150,000	89,229
3.00%, 3/15/2032	150,000	123,444
3.05%, 5/15/2050	350,000	217,364
3.15%, 6/1/2027	50,000	46,169
3.16%, 5/15/2055	68,000	41,636
3.40%, 11/1/2049	100,000	66,056
3.94%, 11/1/2047	100,000	74,069
4.45%, 3/1/2033 (b)	200,000	182,710
4.45%, 6/15/2045	19,000	15,176
5.05%, 8/1/2030	145,000	139,660
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	125,000	112,041
Series MTN, 2.85%, 3/1/2027	145,000	131,818
Series MTN, 5.65%, 3/1/2028	250,000	247,230
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	225,600
2.38%, 5/20/2031	40,000	32,403
2.40%, 2/5/2030 (b)	500,000	418,635
2.75%, 3/1/2026	50,000	46,941
2.80%, 2/14/2032	570,000	468,739
2.97%, 9/16/2062	110,000	62,292
3.20%, 5/20/2041	70,000	50,426
3.25%, 2/5/2050	700,000	467,880
3.38%, 2/14/2042	40,000	29,324
3.50%, 2/14/2053	75,000	51,733
3.55%, 5/20/2061	100,000	65,210
3.80%, 10/1/2051	52,000	38,356
3.80%, 4/6/2071	175,000	117,096
3.84%, 3/20/2060	130,000	91,203
4.10%, 9/15/2067	15,000	10,837
4.50%, 1/20/2033 (b)	250,000	232,400
4.95%, 9/9/2052 (b)	250,000	223,935
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	27,674
3.05%, 11/15/2027	50,000	45,998
3.75%, 11/15/2047	175,000	132,277
3.90%, 4/1/2025	500,000	487,840

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 3/3/2033	$175,000	$168,754
5.05%, 3/3/2053	600,000	548,448
5.30%, 4/1/2050	200,000	189,684
		11,785,879
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	200,000	147,490
3.10%, 6/1/2051	250,000	145,900
3.85%, 3/30/2027	50,000	46,413
4.55%, 11/7/2028	50,000	46,720
4.70%, 4/1/2029	25,000	23,307
6.05%, 3/15/2034	100,000	97,418
		507,248
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	65,000	56,785
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	79,548
2.95%, 9/1/2027 (b)	121,000	110,630
3.25%, 6/1/2051 (b)	100,000	65,424
3.40%, 3/1/2025	25,000	24,163
3.45%, 5/1/2050	50,000	34,077
3.75%, 9/1/2028	100,000	93,046
3.75%, 9/1/2047	100,000	72,969
4.30%, 12/1/2042	25,000	20,337
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	81,615
2.70%, 4/15/2030	60,000	49,406
		631,215
TOTAL CORPORATE BONDS & NOTES (Cost $727,983,645)		622,686,543
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	105,000	104,803
AmeriCredit Automobile Receivables Trust Series 2023-2, 5.81%, 5/18/2028	250,000	249,567
BMW Vehicle Lease Trust Series 2023-1, Class A4, 5.07%, 6/25/2026	98,000	96,667
Capital One Prime Auto Receivables Trust Series 2023-1, Class A3, 4.87%, 2/15/2028	450,000	443,104
CarMax Auto Owner Trust:
Series 2023-1, Class A3, 4.75%, 10/15/2027	421,000	413,291
Security Description	Principal Amount	Value
Series 2023-2, Class A3, 5.05%, 1/18/2028	$250,000	$246,761
Ford Credit Auto Owner Trust:
Series 2023-A, Class A3, 4.65%, 2/15/2028	94,000	92,246
Series 2022-B, Class A4, COR, 3.93%, 8/15/2027	200,000	193,199
GM Financial Automobile Leasing Trust:
Series 2023-2, Class A3, 5.05%, 7/20/2026	90,000	88,986
Series 2023-3, Class A3, 5.38%, 11/20/2026	120,000	119,089
GM Financial Consumer Automobile Receivables Trust:
Series 2023-2, Class A3, 4.47%, 2/16/2028	500,000	489,098
Series 2023-1, Class A3, 4.66%, 2/16/2028	55,000	54,010
Honda Auto Receivables Owner Trust:
Series 2023-2, Class A3, 4.93%, 11/15/2027	125,000	123,366
Series 2023-1, Class A3, 5.04%, 4/21/2027	78,000	77,058
Series 2023-3, Class A3, 5.41%, 2/18/2028	183,000	182,434
Hyundai Auto Receivables Trust Series 2023-8, Class A3, 5.48%, 4/17/2028	367,000	366,428
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A3, 5.21%, 8/16/2027	424,000	420,867
Nissan Auto Lease Trust Series 2023-A, Class A3, 4.91%, 1/15/2026	89,000	88,056
Nissan Auto Receivables Owner Trust Series 2023-A, Class A4, 4.85%, 6/17/2030	400,000	392,323
Santander Drive Auto Receivables Trust:
Series 2023-2, Class A3, 5.21%, 7/15/2027	97,000	96,044
Series 2023-3, Class A3, 5.61%, 10/15/2027	63,000	62,721
Series 2023-4, Class A3, 5.73%, 4/17/2028	133,000	132,742
Series 2022-4, Class C, COR, 5.00%, 11/15/2029	250,000	242,677
Toyota Auto Receivables Owner Trust:
Series 2023-B, Class A3, 4.71%, 2/15/2028	350,000	343,724

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2023-C, Class A3, 5.16%, 4/17/2028	$69,000	$68,428
World Omni Auto Receivables Trust Series 2022-D, Class A3, 5.61%, 2/15/2028	500,000	498,734
		5,686,423
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2021-1, Class A, 0.90%, 11/15/2026	368,000	348,616
Series 2022-3, Class A, 3.75%, 8/15/2027	500,000	484,101
Series 2023-1, Class A, 4.87%, 5/15/2028	137,000	135,263
Series 2022-2, Class A, COR, 3.39%, 5/15/2027	200,000	193,057
BA Credit Card Trust Series 2022-A2, Class A2, 5.00%, 4/15/2028	300,000	296,932
Barclays Dryrock Issuance Trust Series 2023-1, Class A, 4.72%, 2/15/2029	250,000	245,490
Capital One Multi-Asset Execution Trust:
Series 2022-A2, Class A, 3.49%, 5/15/2027	500,000	483,144
Series 2023-A1, Class A, 4.42%, 5/15/2028	286,000	279,025
Series 2021-A3, Class A3, 1.04%, 11/15/2026	300,000	284,504
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	291,654
Chase Issuance Trust Series 2022-A1, Class A, 3.97%, 9/15/2027	181,000	175,765
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	187,404
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	271,000	238,934
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	240,873
Series 2023-A2, Class A, 4.93%, 6/15/2028	253,000	249,896
Synchrony Card Funding LLC Series 2022-A1, Class A, 3.37%, 4/15/2028	180,000	173,392
		4,308,050
Security Description	Principal Amount	Value
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2023-A, Class A3, 4.81%, 8/15/2028	$250,000	$245,138
John Deere Owner Trust 2023 Series 2023-A, Class A3, 5.01%, 11/15/2027	400,000	395,358
Verizon Master Trust:
Series 2021-1, Class A, 0.50%, 5/20/2027	353,000	340,933
Series 2023-4, Class A1A, 5.16%, 6/20/2029	205,000	202,919
		1,184,348
TOTAL ASSET-BACKED SECURITIES (Cost $11,469,805)		11,178,821
FOREIGN GOVERNMENT OBLIGATIONS — 3.0%
AUSTRALIA — 0.0% (a)
National Australia Bank Ltd. 5.20%, 5/13/2025	250,000	248,408
AUSTRIA — 0.1%
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	90,000	82,008
1.50%, 02/12/2025	50,000	47,398
4.25%, 03/01/2028	750,000	732,915
Series GMTN, 0.50%, 02/02/2026	500,000	449,520
		1,311,841
BRAZIL — 0.0% (a)
Vale Overseas Ltd. 6.13%, 6/12/2033	375,000	362,014
CANADA — 0.5%
Canada Government International Bonds:
0.75%, 05/19/2026	500,000	448,695
1.63%, 01/22/2025	250,000	238,265
3.75%, 04/26/2028	760,000	729,737
Export Development Canada:
3.38%, 08/26/2025	500,000	483,850
3.88%, 02/14/2028	500,000	481,965
Province of Alberta:
1.00%, 05/20/2025	500,000	465,590
1.30%, 07/22/2030	400,000	315,248
3.30%, 03/15/2028	650,000	607,425
Province of British Columbia:
0.90%, 07/20/2026	500,000	446,550
1.30%, 01/29/2031 (b)	200,000	156,324
4.20%, 07/06/2033	550,000	515,388
Series 9, 2.25%, 06/02/2026	150,000	139,616
Province of Manitoba 2.13%, 6/22/2026	250,000	231,210

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Province of New Brunswick 3.63%, 2/24/2028	$50,000	$47,087
Province of Ontario:
0.63%, 01/21/2026	440,000	396,893
1.05%, 04/14/2026	200,000	180,958
1.13%, 10/07/2030	500,000	387,175
1.60%, 02/25/2031	250,000	198,993
1.80%, 10/14/2031	500,000	397,185
2.00%, 10/02/2029	350,000	298,917
2.50%, 04/27/2026	350,000	328,177
3.10%, 05/19/2027	750,000	704,715
Series MTN, 2.13%, 01/21/2032 (b)	1,250,000	1,012,300
Province of Quebec:
0.60%, 07/23/2025	250,000	230,005
1.35%, 05/28/2030	300,000	239,754
1.90%, 04/21/2031	250,000	202,950
2.50%, 04/20/2026	250,000	234,595
2.75%, 04/12/2027	200,000	185,750
3.63%, 04/13/2028 (b)	1,750,000	1,660,487
Series QO, 2.88%, 10/16/2024	200,000	194,346
Series QX, 1.50%, 02/11/2025 (b)	500,000	473,880
		12,634,030
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	200,000	164,414
2.55%, 07/27/2033	250,000	192,390
3.10%, 01/22/2061 (b)	250,000	142,187
3.13%, 01/21/2026	50,000	47,521
3.24%, 02/06/2028	200,000	183,444
3.25%, 09/21/2071	250,000	142,038
3.86%, 06/21/2047	300,000	219,351
4.34%, 03/07/2042	250,000	202,205
4.95%, 01/05/2036	335,000	307,168
5.33%, 01/05/2054	500,000	445,685
		2,046,403
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	51,457
0.38%, 07/18/2025	250,000	229,482
0.63%, 01/22/2026	225,000	203,499
0.75%, 09/30/2030 (b)	500,000	383,575
1.75%, 09/14/2029 (b)	250,000	213,055
2.00%, 05/02/2025	100,000	94,988
2.50%, 11/20/2024	300,000	289,920
2.88%, 04/03/2028	290,000	267,856
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	240,000	216,792
0.88%, 09/03/2030	200,000	154,164
Security Description	Principal Amount	Value
Series 37, 2.50%, 11/15/2027	$50,000	$45,839
Series 40, 0.50%, 05/27/2025	90,000	83,170
		2,233,797
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	500,000	385,810
2.15%, 07/28/2031 (b)	500,000	390,045
3.05%, 03/12/2051	250,000	162,088
3.55%, 03/31/2032	350,000	302,655
4.45%, 04/15/2070	200,000	151,626
4.55%, 01/11/2028	200,000	193,450
4.75%, 02/11/2029	150,000	144,438
4.85%, 01/11/2033 (b)	200,000	190,524
5.35%, 02/11/2049 (b)	100,000	91,521
		2,012,157
ISRAEL — 0.0% (a)
Israel Government International Bonds:
2.75%, 07/03/2030	200,000	169,986
2.88%, 03/16/2026	100,000	93,849
3.25%, 01/17/2028	100,000	92,049
3.88%, 07/03/2050	200,000	145,090
4.13%, 01/17/2048	100,000	76,412
4.50%, 01/17/2033	200,000	186,064
State of Israel 3.38%, 1/15/2050	300,000	198,480
		961,930
ITALY — 0.1%
Republic of Italy Government International Bonds:
1.25%, 02/17/2026	250,000	225,048
2.38%, 10/17/2024	250,000	240,670
2.88%, 10/17/2029	500,000	428,290
3.88%, 05/06/2051 (b)	200,000	130,674
4.00%, 10/17/2049 (b)	200,000	136,858
5.38%, 06/15/2033	50,000	47,491
		1,209,031
JAPAN — 0.1%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	450,000	413,185
1.25%, 01/21/2031 (b)	250,000	191,400
1.88%, 04/15/2031 (b)	200,000	159,508
2.13%, 02/16/2029 (b)	250,000	215,113
2.75%, 11/16/2027	200,000	183,066
2.88%, 04/14/2025 (b)	200,000	191,946
2.88%, 07/21/2027	100,000	92,447
3.25%, 07/20/2028 (b)	250,000	230,677
3.88%, 09/16/2025	500,000	485,510
4.25%, 01/26/2026	200,000	195,420

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 04/27/2026	$200,000	$194,982
Series DTC, 1.75%, 10/17/2024	200,000	191,804
Series DTC, 2.38%, 04/20/2026	200,000	186,066
Japan International Cooperation Agency 1.75%, 4/28/2031	200,000	157,214
		3,088,338
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	450,000	355,581
3.25%, 04/16/2030	350,000	297,966
3.50%, 02/12/2034	250,000	195,498
3.75%, 01/11/2028	100,000	92,571
3.77%, 05/24/2061	200,000	117,212
3.90%, 04/27/2025 (b)	500,000	487,870
4.13%, 01/21/2026	125,000	121,726
4.15%, 03/28/2027 (b)	200,000	192,420
4.28%, 08/14/2041	1,025,000	758,469
4.40%, 02/12/2052	400,000	277,468
4.50%, 04/22/2029	250,000	233,105
4.50%, 01/31/2050	250,000	180,183
4.60%, 02/10/2048	200,000	145,624
4.75%, 04/27/2032 (b)	200,000	180,058
5.00%, 04/27/2051 (b)	200,000	153,826
5.40%, 02/09/2028	850,000	837,233
5.55%, 01/21/2045 (b)	450,000	387,148
6.34%, 05/04/2053	500,000	456,040
6.35%, 02/09/2035	500,000	489,365
Series A, 6.05%, 01/11/2040	30,000	27,759
Series MTN, 4.75%, 03/08/2044	100,000	76,675
		6,063,797
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	200,000	144,722
3.16%, 01/23/2030	200,000	168,450
3.30%, 01/19/2033 (b)	500,000	390,860
3.75%, 03/16/2025	150,000	144,738
3.87%, 07/23/2060	200,000	115,464
3.88%, 03/17/2028	200,000	183,972
4.50%, 05/15/2047	50,000	35,167
4.50%, 04/16/2050	700,000	478,534
6.40%, 02/14/2035 (b)	200,000	193,458
6.70%, 01/26/2036	50,000	49,417
6.85%, 03/28/2054	850,000	789,786
		2,694,568
Security Description	Principal Amount	Value
PERU — 0.1%
Peru Government International Bonds:
2.39%, 01/23/2026	$250,000	$232,142
2.78%, 01/23/2031	320,000	262,333
2.78%, 12/01/2060	150,000	79,749
3.00%, 01/15/2034	250,000	192,337
3.23%, 07/28/2121	150,000	78,291
3.30%, 03/11/2041	815,000	563,491
3.55%, 03/10/2051 (b)	70,000	46,097
3.60%, 01/15/2072 (b)	250,000	148,388
4.13%, 08/25/2027	150,000	142,965
5.63%, 11/18/2050 (b)	150,000	138,530
6.55%, 03/14/2037	25,000	25,855
		1,910,178
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031 (b)	250,000	189,480
1.95%, 01/06/2032	200,000	152,540
2.46%, 05/05/2030	200,000	165,372
2.65%, 12/10/2045	600,000	360,720
2.95%, 05/05/2045	250,000	159,642
3.20%, 07/06/2046	200,000	131,596
3.70%, 03/01/2041	200,000	150,610
3.70%, 02/02/2042 (b)	100,000	74,599
3.95%, 01/20/2040	200,000	158,442
5.00%, 07/17/2033	200,000	192,306
5.00%, 01/13/2037	150,000	139,602
5.50%, 01/17/2048	500,000	469,735
5.61%, 04/13/2033 (b)	500,000	500,455
7.75%, 01/14/2031	100,000	113,034
		2,958,133
POLAND — 0.1%
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	175,000	166,257
4.88%, 10/04/2033	500,000	464,250
5.50%, 11/16/2027	350,000	350,290
5.75%, 11/16/2032	250,000	250,283
		1,231,080
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 02/09/2026	200,000	178,480
1.13%, 12/29/2026 (b)	200,000	174,148
2.38%, 04/21/2027	25,000	22,626
2.50%, 06/29/2041 (b)	250,000	166,583
3.25%, 11/10/2025	150,000	143,118
4.25%, 09/15/2027	250,000	240,235
5.00%, 01/11/2028	250,000	246,755
5.13%, 09/18/2028	200,000	198,032
5.13%, 01/11/2033	200,000	195,412

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Korea Development Bank:
0.80%, 07/19/2026 (b)	$250,000	$219,602
1.63%, 01/19/2031	250,000	193,148
2.00%, 02/24/2025	200,000	190,458
3.00%, 01/13/2026	100,000	94,547
4.38%, 02/15/2028 (b)	200,000	192,492
4.38%, 02/15/2033 (b)	750,000	691,402
Korea International Bonds:
1.00%, 09/16/2030	200,000	154,588
3.50%, 09/20/2028	200,000	186,928
		3,488,554
SUPRANATIONAL — 1.1%
African Development Bank:
4.38%, 03/14/2028	400,000	393,312
Series GDIF, 0.88%, 03/23/2026	150,000	135,561
Asian Development Bank:
0.63%, 04/29/2025	500,000	464,840
1.50%, 10/18/2024	200,000	191,834
3.13%, 04/27/2032	250,000	221,690
4.25%, 01/09/2026	650,000	638,703
Series GMTN, 0.38%, 09/03/2025	250,000	228,325
Series GMTN, 0.50%, 02/04/2026	250,000	225,127
Series GMTN, 0.75%, 10/08/2030	200,000	152,616
Series GMTN, 1.00%, 04/14/2026	100,000	90,585
Series GMTN, 1.25%, 06/09/2028	100,000	85,367
Series GMTN, 1.50%, 01/20/2027	500,000	449,515
Series GMTN, 1.50%, 03/04/2031	250,000	199,858
Series GMTN, 1.88%, 03/15/2029	250,000	215,848
Series GMTN, 1.88%, 01/24/2030	500,000	421,325
Series GMTN, 2.00%, 04/24/2026	100,000	92,847
Series GMTN, 2.38%, 08/10/2027	50,000	45,893
Series GMTN, 2.50%, 11/02/2027	100,000	91,871
Series GMTN, 2.63%, 01/12/2027	50,000	46,654
Series GMTN, 2.88%, 05/06/2025	225,000	216,641
Series GMTN, 3.13%, 08/20/2027	1,000,000	942,790
Series GMTN, 3.13%, 09/26/2028	50,000	46,432
Series GMTN, 3.88%, 09/28/2032	200,000	187,280
Security Description	Principal Amount	Value
Series GMTN, 4.00%, 01/12/2033	$170,000	$160,475
Asian Infrastructure Investment Bank:
0.50%, 05/28/2025	200,000	184,464
0.50%, 01/27/2026	500,000	448,990
3.75%, 09/14/2027	200,000	192,118
4.00%, 01/18/2028	500,000	481,825
Corp. Andina de Fomento 1.25%, 10/26/2024	68,000	64,596
Council of Europe Development Bank:
0.88%, 09/22/2026 (b)	100,000	88,839
3.63%, 01/26/2028	150,000	143,231
European Bank for Reconstruction & Development:
Series GMTN, 0.50%, 11/25/2025 (b)	250,000	226,910
Series GMTN, 0.50%, 01/28/2026 (b)	200,000	180,210
Series GMTN, 1.50%, 02/13/2025	250,000	237,127
Series GMTN, 4.38%, 03/09/2028	660,000	649,783
European Investment Bank:
0.38%, 12/15/2025	200,000	180,752
0.38%, 03/26/2026	750,000	670,665
0.63%, 07/25/2025	350,000	322,707
0.75%, 10/26/2026	250,000	221,137
0.75%, 09/23/2030	200,000	153,762
1.25%, 02/14/2031 (b)	390,000	308,299
1.63%, 03/14/2025 (b)	485,000	459,969
1.63%, 05/13/2031	100,000	80,780
1.75%, 03/15/2029 (b)	133,000	114,478
1.88%, 02/10/2025	100,000	95,407
2.13%, 04/13/2026 (b)	100,000	93,318
2.38%, 05/24/2027	100,000	92,051
2.50%, 10/15/2024 (b)	25,000	24,244
2.75%, 08/15/2025	195,000	186,771
3.75%, 02/14/2033	990,000	919,027
3.88%, 03/15/2028 (b)	300,000	289,626
Series GMTN, 1.38%, 03/15/2027	350,000	312,263
Inter-American Development Bank:
0.63%, 07/15/2025	500,000	461,275
0.63%, 09/16/2027	500,000	426,690
0.88%, 04/03/2025	500,000	467,830
1.13%, 07/20/2028	200,000	169,068
1.50%, 01/13/2027	350,000	314,734
2.00%, 07/23/2026	100,000	92,314
2.38%, 07/07/2027	100,000	91,928
3.13%, 09/18/2028	100,000	92,843
3.50%, 09/14/2029	200,000	187,822
4.00%, 01/12/2028	200,000	193,968

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 01/24/2044	$75,000	$67,118
Series GMTN, 0.88%, 04/20/2026	250,000	225,652
Series GMTN, 1.13%, 01/13/2031	750,000	584,805
Series GMTN, 1.75%, 03/14/2025	250,000	237,385
Series GMTN, 4.50%, 05/15/2026	1,315,000	1,299,233
Inter-American Investment Corp. 4.13%, 2/15/2028	200,000	193,486
International Bank for Reconstruction & Development:
0.38%, 07/28/2025	750,000	687,675
0.50%, 10/28/2025	250,000	227,655
0.63%, 04/22/2025	550,000	511,461
0.75%, 03/11/2025	500,000	468,185
0.75%, 11/24/2027	390,000	332,225
0.75%, 08/26/2030	170,000	130,251
0.88%, 07/15/2026	1,000,000	895,610
0.88%, 05/14/2030	250,000	195,110
1.13%, 09/13/2028	500,000	421,345
1.25%, 02/10/2031	500,000	392,940
1.63%, 01/15/2025	350,000	333,441
1.63%, 11/03/2031	1,000,000	799,120
3.13%, 06/15/2027	200,000	188,640
3.88%, 02/14/2030	825,000	784,393
Series GDIF, 1.38%, 04/20/2028	250,000	215,748
Series GDIF, 1.75%, 10/23/2029	250,000	211,715
Series GDIF, 2.50%, 11/25/2024	300,000	289,908
Series GDIF, 2.50%, 07/29/2025	200,000	190,752
Series GDIF, 2.50%, 11/22/2027	250,000	229,400
Series GMTN, 4.75%, 02/15/2035	25,000	24,546
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	229,655
Series GMTN, 0.75%, 10/08/2026	500,000	442,585
Series GMTN, 2.13%, 04/07/2026	100,000	93,293
Series GMTN, 3.63%, 09/15/2025	133,000	129,316
Nordic Investment Bank:
0.38%, 09/11/2025	200,000	182,550
4.38%, 03/14/2028	700,000	689,094
Series GMTN, 0.50%, 01/21/2026	200,000	180,460
		27,951,962
Security Description	Principal Amount	Value
SWEDEN — 0.1%
Svensk Exportkredit AB:
0.50%, 08/26/2025	$350,000	$319,736
4.13%, 06/14/2028	200,000	193,642
Series GMTN, 2.25%, 03/22/2027	250,000	228,380
Series GMTN, 4.63%, 11/28/2025	500,000	493,445
		1,235,203
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	250,000	219,225
URUGUAY — 0.0% (a)
Uruguay Government International Bonds:
4.38%, 10/27/2027	225,000	222,102
4.38%, 01/23/2031	280,000	267,666
4.98%, 04/20/2055	400,000	346,712
5.10%, 06/18/2050	175,000	155,307
		991,787
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $84,933,091)		74,852,436
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.2%
Federal Farm Credit Banks Funding Corp.:
0.30%, 11/12/2024	250,000	235,755
0.68%, 8/4/2025	100,000	91,878
0.68%, 1/13/2027	250,000	216,365
0.70%, 1/27/2027	100,000	86,821
0.79%, 6/21/2027	125,000	106,978
0.88%, 11/18/2024	185,000	175,794
0.90%, 8/19/2027	100,000	85,659
1.00%, 8/3/2027	100,000	85,680
1.04%, 1/25/2029	150,000	122,346
1.10%, 8/10/2029	150,000	120,158
1.13%, 1/6/2025	110,000	104,306
1.14%, 8/20/2029	150,000	120,336
1.15%, 8/12/2030	100,000	77,255
1.32%, 9/9/2030	100,000	77,918
1.38%, 1/14/2031	250,000	192,990
1.65%, 7/23/2035	100,000	66,694
1.69%, 8/20/2035	100,000	66,862
1.75%, 2/14/2025	315,000	299,867
1.95%, 8/13/2040	100,000	58,781
1.99%, 3/17/2031	500,000	398,100
4.38%, 6/23/2026	1,000,000	985,910
4.50%, 11/18/2024	250,000	247,445
Federal Home Loan Banks:
0.38%, 9/4/2025	750,000	685,598

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
0.50%, 4/14/2025	$1,455,000	$1,354,038
0.55%, 1/20/2026	150,000	134,906
0.65%, 1/28/2026	150,000	135,039
0.65%, 2/26/2026	100,000	89,754
0.70%, 1/28/2026	150,000	135,170
0.75%, 2/24/2026	100,000	90,178
0.83%, 2/10/2027	100,000	87,274
0.90%, 2/26/2027	150,000	130,961
1.00%, 8/16/2028	250,000	207,293
1.25%, 12/21/2026	1,000,000	892,270
3.25%, 6/9/2028	500,000	469,375
3.25%, 11/16/2028	280,000	262,013
4.00%, 6/30/2028	500,000	485,480
4.50%, 10/3/2024	1,500,000	1,486,200
4.63%, 12/13/2024	1,500,000	1,485,630
4.63%, 6/6/2025	675,000	668,405
5.00%, 2/28/2025	1,000,000	994,970
Series 677, 5.50%, 7/15/2036	135,000	142,132
Federal Home Loan Mortgage Corp.:
0.38%, 9/23/2025	730,000	666,680
0.60%, 10/15/2025	110,000	100,406
0.60%, 10/20/2025	150,000	136,664
0.63%, 11/25/2025	175,000	159,052
0.68%, 8/6/2025	100,000	92,148
0.75%, 6/23/2026	150,000	133,925
1.50%, 2/12/2025	2,500,000	2,376,475
1.50%, 4/1/2037	1,255,156	1,044,838
1.50%, 2/1/2051	2,084,442	1,504,735
1.50%, 10/1/2051	1,811,649	1,303,891
1.50%, 11/1/2051	5,265,261	3,788,973
2.00%, 2/1/2036	2,144,611	1,839,883
2.00%, 6/1/2036	1,857,900	1,593,942
2.00%, 1/1/2037	2,558,221	2,194,916
2.00%, 4/1/2037	1,497,455	1,283,129
2.00%, 9/1/2050	3,867,464	2,975,300
2.00%, 10/1/2050	1,222,367	935,149
2.00%, 12/1/2050	929,308	710,373
2.00%, 1/1/2051	2,347,691	1,793,872
2.00%, 2/1/2051	2,917,766	2,228,562
2.00%, 9/1/2051	4,384,874	3,342,047
2.00%, 11/1/2051	7,023,944	5,349,999
2.00%, 12/1/2051	1,921,384	1,481,603
2.00% 2/1/2052	8,217,805	6,273,318
2.00%, 3/1/2052	5,026,067	3,821,161
2.22%, 7/13/2040	150,000	92,808
2.50%, 10/1/2029	11,935	11,087
2.50%, 1/1/2031	27,012	24,863
2.50%, 5/1/2031	42,621	39,018
2.50%, 6/1/2031	79,091	72,405
2.50%, 10/1/2031	76,621	70,144
2.50%, 12/1/2031	100,186	91,735
2.50%, 12/1/2032	352,491	320,880
2.50%, 2/1/2033	374,230	340,670
Security Description	Principal Amount	Value
2.50%, 9/1/2035	$474,812	$420,157
2.50%, 1/1/2037	1,713,662	1,512,222
2.50%, 1/1/2042	1,024,296	846,441
2.50%, 7/1/2042	2,934,650	2,416,009
2.50%, 9/1/2046	610,876	497,605
2.50%, 7/1/2050	2,673,301	2,132,430
2.50%, 10/1/2050	1,736,712	1,384,366
2.50%, 1/1/2051	705,955	562,993
2.50%, 2/1/2051	2,266,596	1,805,062
2.50%, 6/1/2051	5,335,872	4,235,795
2.50%, 9/1/2051	4,805,247	3,824,697
2.50%, 10/1/2051	4,007,407	3,188,917
2.50%, 11/1/2051	4,924,357	3,917,670
2.50%, 12/1/2051	4,211,742	3,349,952
2.50% 4/1/2052	8,770,032	7,026,551
3.00%, 10/1/2030	182,781	171,475
3.00%, 12/1/2030	33,289	31,223
3.00%, 5/1/2031	24,671	22,961
3.00%, 12/1/2031	138,701	129,088
3.00%, 2/1/2032	185,545	172,686
3.00%, 5/1/2032	186,199	170,151
3.00%, 7/1/2032	52,833	48,280
3.00%, 1/1/2033	225,007	205,616
3.00%, 3/1/2035	939,092	855,594
3.00%, 5/1/2035	433,991	394,533
3.00%, 4/1/2036	127,314	113,498
3.00%, 6/1/2036	80,812	72,042
3.00%, 2/1/2038	240,331	213,625
3.00%, 1/1/2043	1,187,184	1,017,121
3.00%, 7/1/2043	1,251,013	1,071,055
3.00%, 6/1/2045	28,588	24,214
3.00% 8/1/2045	188,478	160,886
3.00%, 4/1/2046	107,555	90,992
3.00% 6/1/2046	1,398,649	1,195,352
3.00%, 7/1/2046	1,806,849	1,528,241
3.00%, 8/1/2046	205,436	173,799
3.00%, 9/1/2046	66,946	56,636
3.00%, 10/1/2046	114,222	96,631
3.00% 11/1/2046	416,224	352,125
3.00% 12/1/2046	373,989	316,393
3.00%, 1/1/2047	272,919	230,889
3.00% 2/1/2047	749,338	630,646
3.00%, 4/1/2047	1,801,533	1,523,745
3.00%, 9/1/2049	179,901	150,606
3.00%, 12/1/2049	174,832	146,362
3.00%, 2/1/2050	645,317	540,233
3.00%, 5/1/2050	1,585,896	1,325,838
3.00%, 8/1/2050	3,299,250	2,775,558
3.00%, 6/1/2051	1,414,491	1,174,598
3.00%, 12/1/2051	2,325,104	1,931,715
3.00%, 3/1/2052	4,552,129	3,771,164
3.50%, 4/1/2032	98,044	92,054
3.50%, 6/1/2033	180,467	168,542
3.50%, 9/1/2033	121,321	113,304
3.50%, 11/1/2034	83,430	76,978

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/1/2037	$102,723	$92,585
3.50%, 10/1/2037	1,444,255	1,334,653
3.50%, 4/1/2042	118,314	104,862
3.50%, 12/1/2042	77,691	68,901
3.50%, 8/1/2043	201,232	178,247
3.50%, 5/1/2044	888,257	786,974
3.50%, 11/1/2044	12,296	10,842
3.50%, 1/1/2045	16,718	14,742
3.50% 7/1/2045	102,590	90,308
3.50%, 10/1/2045	15,783	13,890
3.50% 12/1/2045	195,212	171,817
3.50%, 1/1/2046	23,539	20,715
3.50%, 3/1/2046	47,295	41,441
3.50%, 4/1/2046	68,315	59,858
3.50%, 6/1/2046	80,733	70,739
3.50%, 8/1/2046	935,873	823,560
3.50%, 12/1/2046	270,922	237,386
3.50%, 2/1/2047	177,661	155,669
3.50%, 3/1/2047	168,605	147,735
3.50%, 4/1/2047	95,209	83,326
3.50%, 6/1/2047	91,633	80,197
3.50% 10/1/2047	165,480	144,826
3.50%, 11/1/2047	58,311	51,033
3.50%, 12/1/2047	134,328	117,563
3.50%, 4/1/2049	134,864	117,664
3.50%, 7/1/2049	361,269	314,666
3.50%, 9/1/2049	1,796,966	1,576,711
3.50%, 10/1/2049	38,229	33,298
3.50%, 3/1/2050	919,543	800,923
3.50%, 9/1/2052	1,287,332	1,107,424
4.00%, 11/1/2033	131,195	124,827
4.00%, 4/1/2042	10,903	10,002
4.00%, 6/1/2042	32,317	29,625
4.00%, 7/1/2042	562,821	516,276
4.00%, 12/1/2044	12,524	11,427
4.00%, 4/1/2045	9,007	8,216
4.00%, 10/1/2045	21,429	19,546
4.00%, 12/1/2045	40,962	37,363
4.00%, 1/1/2046	148,914	135,827
4.00%, 2/1/2046	58,618	53,467
4.00%, 1/1/2047	182,346	165,607
4.00%, 2/1/2047	72,532	65,873
4.00%, 6/1/2047	129,643	117,569
4.00%, 9/1/2047	158,352	143,605
4.00%, 11/1/2047	118,410	107,382
4.00%, 1/1/2048	308,231	279,525
4.00%, 10/1/2048	588,011	532,420
4.00%, 4/1/2049	46,614	42,177
4.00%, 2/1/2051	2,322,475	2,098,091
4.00%, 1/1/2053	5,197,069	4,627,731
4.50%, 5/1/2042	293,960	278,734
4.50%, 5/1/2044	123,940	116,760
4.50%, 12/1/2045	177,133	166,870
4.50%, 9/1/2046	131,359	123,832
4.50%, 4/1/2047	66,748	62,502
Security Description	Principal Amount	Value
4.50%, 10/1/2047	$104,304	$97,669
4.50%, 11/1/2047	83,962	78,621
4.50%, 12/1/2047	44,484	41,655
4.50%, 7/1/2048	236,716	221,470
4.50%, 9/1/2048	370,899	346,536
4.50%, 11/1/2048	131,524	123,048
4.50%, 6/1/2049	177,654	165,443
4.50%, 11/1/2049	342,327	318,798
4.50%, 10/1/2052	1,033,696	948,863
4.50%, 12/1/2052	2,245,692	2,071,528
4.50%, 5/1/2053	219,490	201,428
5.00%, 7/1/2041	59,242	57,870
5.00%, 11/1/2048	138,031	132,475
5.00%, 9/1/2052	2,990,454	2,825,231
5.00%, 10/1/2052	741,568	701,459
5.00% 12/1/2052	1,324,280	1,256,967
5.00%, 2/1/2053	5,547,878	5,233,355
5.00%, 7/1/2053	2,487,783	2,346,440
5.50%, 8/1/2038	179,625	179,837
5.50%, 12/1/2052	405,306	395,801
5.50%, 2/1/2053	2,104,484	2,033,681
6.00%, 7/1/2040	69,830	72,233
6.25%, 7/15/2032	460,000	508,530
6.50%, 6/1/2053	1,390,750	1,397,141
COR, 3.00%, 8/1/2052	1,493,031	1,236,365
COR, 4.00%, 8/1/2052	2,489,566	2,218,380
Series 0000, 0.64%, 11/24/2025	175,000	159,259
Series 0001, 0.60%, 11/12/2025	150,000	136,448
Series USD, 0.38%, 7/21/2025	110,000	101,159
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K046, Class A2, 3.21%, 3/25/2025	557,000	538,142
Series K049, Class A2, 3.01%, 7/25/2025	200,000	191,676
Series K054, Class A2, 2.75%, 1/25/2026	500,000	472,423
Series K062, Class A2, 3.41%, 12/25/2026	400,000	378,433
Series K080, Class A2, 3.93%, 7/25/2028 (c)	1,000,000	948,012
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	237,672
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	150,718
Series K087, Class A2, 3.77%, 12/25/2028	1,607,000	1,506,845
Series K090, Class A2, 3.42%, 2/25/2029	163,934	150,688
Series K092, Class A2, 3.30%, 4/25/2029	350,000	318,910

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series K093, Class A2, 2.98%, 5/25/2029	$100,000	$89,618
Series K094, Class A2, 2.90%, 6/25/2029	352,767	313,743
Series K098, Class A2, 2.43%, 8/25/2029	100,000	86,243
Series K099, Class A2, 2.60%, 9/25/2029	100,000	86,903
Series K101, Class A2, 2.52%, 10/25/2029	200,000	172,600
Series K109, Class A2, 1.56%, 4/25/2030	100,000	80,109
Series K114, Class A2, 1.37%, 6/25/2030	85,000	66,601
Series K115, Class A2, 1.38%, 6/25/2030	400,000	313,978
Series K118, Class A2, 1.49%, 9/25/2030	750,000	588,704
Series K121, Class A2, 1.55%, 10/25/2030	320,000	250,939
Series K123, Class A2, 1.62%, 12/25/2030	233,333	183,473
Series K124, Class A2, 1.66%, 12/25/2030	500,000	393,298
Series K126, Class A2, 2.07%, 1/25/2031	500,000	405,238
Series K127, Class A2, 2.11%, 1/25/2031	450,000	364,952
Series K131, Class A2, 1.85%, 7/25/2031	500,000	393,542
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	208,971
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	174,070
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	380,761
Series K1522, Class A2, 2.36%, 10/25/2036	250,000	178,024
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	463,414
Series K734, Class A2, 3.21%, 2/25/2026	750,000	715,746
Series K735, Class A2, 2.86%, 5/25/2026	196,683	185,256
Series K736, Class A2, 2.28%, 7/25/2026	300,000	277,798
Series K743, Class A2, 1.77%, 5/25/2028	300,000	258,207
Series K748, Class A2, 2.26%, 1/25/2029 (c)	500,000	433,268
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	440,000	355,580
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	166,667	143,614
Security Description	Principal Amount	Value
Federal National Mortgage Association:
0.38%, 8/25/2025	$665,000	$608,029
0.50%, 6/17/2025	1,250,000	1,156,563
0.50%, 11/7/2025	235,000	213,794
0.63%, 4/22/2025	215,000	200,073
0.65%, 12/10/2025	100,000	90,652
0.65%, 12/17/2025	125,000	113,210
0.70%, 7/30/2025	100,000	91,901
0.75%, 10/8/2027	700,000	597,821
0.88%, 12/18/2026	125,000	109,710
0.88%, 8/5/2030	1,900,000	1,468,510
1.50%, 7/1/2036	3,489,908	2,909,722
1.50%, 3/1/2037	4,665,745	3,883,939
1.50%, 4/1/2037	1,381,331	1,149,871
1.50%, 3/1/2051	2,657,355	1,914,587
1.50%, 11/1/2051	5,485,025	3,947,119
1.63%, 1/7/2025	215,000	205,273
2.00%, 11/1/2031	51,100	45,913
2.00%, 8/1/2035	716,967	615,214
2.00% 11/1/2035	1,794,246	1,539,603
2.00%, 12/1/2035	993,216	852,257
2.00%, 2/1/2036	2,116,169	1,815,838
2.00% 6/1/2036	3,292,493	2,825,474
2.00%, 12/1/2036	6,725,291	5,770,201
2.00%, 5/1/2037	4,535,289	3,886,167
2.00%, 1/1/2042	4,391,872	3,522,331
2.00%, 7/1/2050	734,672	562,730
2.00%, 8/1/2050	1,293,014	989,998
2.00%, 9/1/2050	2,073,766	1,607,931
2.00%, 10/1/2050	16,950,709	12,967,814
2.00%, 11/1/2050	3,692,750	2,823,922
2.00% 1/1/2051	4,749,695	3,628,501
2.00%, 2/1/2051	2,753,526	2,103,118
2.00% 3/1/2051	13,900,828	10,614,587
2.00%, 4/1/2051	4,522,063	3,452,220
2.00% 5/1/2051	8,789,190	6,713,210
2.00% 7/1/2051	11,687,185	8,923,051
2.00%, 9/1/2051	3,984,606	3,034,409
2.00%, 11/1/2051	14,324,104	10,910,386
2.00%, 1/1/2052	4,541,677	3,457,051
2.00% 2/1/2052	8,026,812	6,127,974
2.00%, 3/1/2052	2,911,300	2,213,370
2.00%, 4/1/2052	5,144,696	3,911,350
2.13%, 4/24/2026	200,000	186,524
2.50%, 3/1/2029	64,841	61,229
2.50%, 7/1/2030	347,504	325,750
2.50%, 2/1/2031	40,974	37,665
2.50%, 10/1/2031	76,605	70,034
2.50%, 12/1/2031	136,306	124,614
2.50%, 1/1/2032	50,866	46,503
2.50%, 4/1/2032	483,273	441,818
2.50%, 6/1/2032	1,254,715	1,147,087
2.50%, 10/1/2032	163,037	148,231
2.50%, 12/1/2032	325,424	295,870

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 1/1/2033	$184,164	$167,440
2.50% 2/1/2035	2,044,201	1,868,850
2.50% 8/1/2035	1,200,851	1,062,622
2.50%, 9/1/2035	2,869,132	2,538,869
2.50%, 2/1/2036	802,641	710,280
2.50%, 6/1/2040	259,003	217,498
2.50%, 8/1/2040	151,081	126,804
2.50%, 11/1/2049	1,437,436	1,154,681
2.50%, 12/1/2049	641,628	515,415
2.50%, 7/1/2050	1,155,420	921,652
2.50%, 8/1/2050	2,808,151	2,239,475
2.50%, 10/1/2050	1,790,046	1,426,880
2.50%, 11/1/2050	2,191,884	1,746,786
2.50%, 12/1/2050	1,245,580	992,412
2.50% 4/1/2051	7,342,951	5,850,014
2.50%, 7/1/2051	7,015,029	5,586,163
2.50%, 8/1/2051	12,191,728	9,719,810
2.50%, 9/1/2051	4,201,321	3,348,349
2.50% 10/1/2051	10,369,246	8,257,046
2.50%, 1/1/2052	2,668,086	2,118,017
2.50%, 2/1/2052	1,173,703	933,108
2.50%, 3/1/2052	5,911,108	4,692,500
2.50%, 4/1/2052	5,546,895	4,403,371
3.00%, 10/1/2028	21,573	20,439
3.00%, 8/1/2029	12,609	11,848
3.00%, 5/1/2030	57,332	54,698
3.00%, 6/1/2030	12,305	11,526
3.00%, 8/1/2030	247,754	232,087
3.00%, 9/1/2030	13,244	12,406
3.00%, 11/1/2030	29,111	27,268
3.00% 12/1/2030	174,511	163,479
3.00%, 4/1/2031	90,940	84,522
3.00%, 12/1/2031	145,985	135,682
3.00% 2/1/2032	459,018	426,618
3.00%, 5/1/2032	165,805	151,302
3.00%, 8/1/2032	52,980	48,346
3.00%, 10/1/2032	93,074	84,933
3.00%, 2/1/2034	425,619	388,390
3.00%, 7/1/2034	114,424	104,250
3.00%, 6/1/2035	1,451,167	1,322,137
3.00%, 6/1/2036	23,640	21,050
3.00%, 8/1/2036	119,338	106,262
3.00%, 9/1/2036	215,382	191,783
3.00%, 10/1/2036	66,124	58,879
3.00%, 12/1/2036	123,722	110,166
3.00%, 4/1/2037	611,004	544,057
3.00%, 11/1/2037	254,314	217,596
3.00%, 2/1/2038	1,828,027	1,652,500
3.00%, 6/1/2042	484,327	414,400
3.00%, 6/1/2043	147,503	126,251
3.00%, 7/1/2043	31,251	26,717
3.00%, 2/1/2044	260,978	223,109
3.00%, 1/1/2045	465,024	397,547
3.00%, 5/1/2045	425,237	363,534
3.00%, 9/1/2045	24,520	20,739
Security Description	Principal Amount	Value
3.00% 11/1/2045	$160,833	$136,034
3.00%, 12/1/2045	32,908	27,833
3.00%, 5/1/2046	224,583	189,731
3.00%, 7/1/2046	250,008	211,210
3.00%, 10/1/2046	164,479	138,954
3.00%, 11/1/2046	346,279	292,542
3.00% 12/1/2046	311,184	262,893
3.00% 1/1/2047	868,119	733,400
3.00%, 2/1/2047	277,126	234,121
3.00%, 5/1/2047	321,726	271,754
3.00%, 11/1/2047	166,230	140,410
3.00%, 9/1/2049	1,536,217	1,286,056
3.00%, 11/1/2049	518,141	433,766
3.00% 12/1/2049	4,189,147	3,515,054
3.00%, 1/1/2050	994,915	832,901
3.00%, 2/1/2050	3,666,723	3,097,706
3.00%, 3/1/2050	958,402	801,332
3.00%, 5/1/2050	1,083,035	905,288
3.00%, 7/1/2050	943,882	788,753
3.00%, 8/1/2050	391,691	327,271
3.00%, 9/1/2050	3,482,020	2,909,417
3.00%, 10/1/2050	179,455	149,899
3.00%, 1/1/2051	3,534,314	2,967,846
3.00%, 1/1/2052	2,617,505	2,171,458
3.00% 2/1/2052	3,214,545	2,667,778
3.00%, 5/1/2052	3,264,880	2,704,376
3.00%, 6/1/2052	4,985,635	4,160,268
3.50%, 11/1/2025	5,286	5,153
3.50%, 1/1/2027	5,843	5,680
3.50%, 5/1/2029	13,489	12,823
3.50%, 10/1/2029	12,928	12,289
3.50%, 2/1/2031	66,671	64,716
3.50%, 3/1/2032	76,540	71,772
3.50%, 4/1/2032	116,955	109,669
3.50%, 2/1/2033	236,476	221,744
3.50%, 4/1/2033	71,163	66,369
3.50%, 11/1/2034	447,571	416,954
3.50%, 12/1/2035	15,293	14,037
3.50%, 1/1/2037	116,414	106,107
3.50%, 2/1/2037	163,506	149,030
3.50%, 7/1/2037	66,542	59,917
3.50%, 4/1/2038	148,348	133,111
3.50%, 2/1/2041	52,562	46,565
3.50%, 10/1/2044	11,035	9,719
3.50% 1/1/2045	30,433	26,802
3.50% 2/1/2045	1,370,370	1,213,591
3.50%, 5/1/2045	12,241	10,759
3.50% 8/1/2045	40,806	35,871
3.50%, 11/1/2045	14,209	12,489
3.50% 12/1/2045	219,379	192,820
3.50%, 1/1/2046	147,496	129,640
3.50% 2/1/2046	188,122	165,347
3.50% 4/1/2046	104,929	91,814
3.50% 5/1/2046	151,575	132,629
3.50%, 6/1/2046	39,212	34,311

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 7/1/2046	$114,519	$100,205
3.50%, 8/1/2046	1,228,952	1,087,197
3.50%, 1/1/2047	183,551	160,609
3.50% 2/1/2047	833,236	728,396
3.50%, 3/1/2047	176,282	154,248
3.50%, 4/1/2047	350,577	306,374
3.50% 5/1/2047	1,340,912	1,174,264
3.50%, 6/1/2047	137,609	120,258
3.50% 7/1/2047	1,834,448	1,624,576
3.50%, 9/1/2047	128,170	112,009
3.50%, 10/1/2047	148,241	129,550
3.50%, 11/1/2047	33,678	29,431
3.50% 12/1/2047	3,080,718	2,711,524
3.50%, 1/1/2048	70,995	62,043
3.50%, 2/1/2048	114,466	100,363
3.50%, 6/1/2048	193,697	169,242
3.50%, 10/1/2048	618,470	540,489
3.50% 11/1/2048	1,164,205	1,018,084
3.50%, 3/1/2049	1,341,418	1,172,281
3.50%, 5/1/2049	1,162,300	1,012,365
3.50%, 6/1/2049	3,176,916	2,776,345
3.50%, 7/1/2049	178,269	155,272
3.50%, 8/1/2049	503,887	438,886
3.50%, 2/1/2050	2,732,607	2,391,150
3.50%, 6/1/2050	291,992	253,238
3.50%, 12/1/2051	328,663	283,081
3.50%, 5/1/2052	995,208	868,140
3.50%, 6/1/2052	5,685,564	4,892,756
3.50%, 7/1/2052	2,365,091	2,037,406
3.50%, 2/1/2053	2,356,473	2,039,824
4.00%, 3/1/2031	211,981	206,806
4.00%, 10/1/2033	52,578	50,029
4.00%, 10/1/2037	428,089	399,339
4.00%, 1/1/2038	1,365,257	1,287,999
4.00%, 1/1/2039	45,889	42,672
4.00%, 2/1/2039	39,749	36,963
4.00%, 12/1/2040	21,085	19,336
4.00%, 2/1/2043	116,843	107,153
4.00% 10/1/2043	252,177	230,951
4.00%, 11/1/2043	82,925	75,735
4.00%, 12/1/2043	88,081	80,443
4.00% 10/1/2044	14,288	13,019
4.00%, 1/1/2045	255,884	234,264
4.00%, 3/1/2045	13,733	12,507
4.00%, 5/1/2045	700,323	638,281
4.00%, 7/1/2045	13,495	12,290
4.00% 9/1/2045	53,998	49,223
4.00% 12/1/2045	22,366	20,369
4.00%, 2/1/2046	1,350,493	1,238,915
4.00%, 4/1/2046	46,146	41,848
4.00%, 7/1/2046	75,582	68,537
4.00%, 10/1/2046	1,375,609	1,260,044
4.00% 11/1/2046	705,808	643,148
4.00%, 12/1/2046	177,198	160,692
4.00% 4/1/2047	272,205	246,528
Security Description	Principal Amount	Value
4.00%, 7/1/2047	$1,425,084	$1,290,515
4.00%, 8/1/2047	125,106	113,292
4.00%, 9/1/2047	126,421	114,483
4.00%, 12/1/2047	173,468	157,088
4.00%, 2/1/2048	385,304	348,920
4.00%, 6/1/2048	298,402	269,807
4.00%, 7/1/2048	119,699	108,229
4.00%, 9/1/2048	675,016	610,332
4.00%, 11/1/2048	1,279,950	1,157,122
4.00%, 6/1/2049	576,547	522,105
4.00%, 7/1/2049	424,275	383,284
4.00%, 8/1/2049	715,901	647,300
4.00%, 9/1/2049	156,182	141,092
4.00%, 2/1/2050	473,109	427,400
4.00%, 7/1/2050	1,320,113	1,193,612
4.00%, 3/1/2051	2,143,284	1,936,213
4.00%, 7/1/2052	1,135,484	1,015,808
4.00%, 8/1/2052	1,409,881	1,261,601
4.00%, 10/1/2052	2,907,027	2,589,465
4.00%, 5/1/2053	2,158,937	1,921,763
4.50%, 5/1/2038	1,028,872	986,060
4.50%, 9/1/2039	149,115	141,187
4.50%, 12/1/2040	19,009	17,948
4.50%, 1/1/2042	27,474	25,930
4.50% 9/1/2043	47,419	44,730
4.50%, 11/1/2043	18,406	17,307
4.50%, 5/1/2044	75,211	70,763
4.50%, 6/1/2044	18,684	17,579
4.50%, 2/1/2046	90,358	85,322
4.50%, 3/1/2046	287,046	269,896
4.50%, 5/1/2046	230,522	218,390
4.50%, 7/1/2046	73,164	68,559
4.50%, 11/1/2047	242,891	227,110
4.50%, 4/1/2048	102,943	96,181
4.50%, 7/1/2048	502,226	469,237
4.50% 8/1/2048	315,825	295,085
4.50%, 12/1/2048	122,080	114,061
4.50%, 1/1/2049	40,777	38,098
4.50%, 4/1/2049	60,504	56,345
4.50%, 3/1/2050	419,278	390,460
4.50%, 8/1/2052	11,597,790	10,645,984
4.50%, 3/1/2053	1,968,771	1,808,524
5.00%, 1/1/2039	235,465	230,256
5.00%, 6/1/2040	89,287	86,892
5.00%, 7/1/2041	15,056	14,652
5.00%, 5/1/2042	20,031	19,493
5.00%, 11/1/2044	236,663	230,255
5.00%, 1/1/2045	12,797	12,427
5.00%, 6/1/2048	157,016	150,696
5.00%, 9/1/2048	166,469	159,769
5.00%, 3/1/2050	238,822	229,210
5.00%, 10/1/2052	628,127	594,632
5.00%, 6/1/2053	4,424,679	4,173,291
5.50%, 2/1/2037	11,951	11,949
5.50%, 4/1/2038	55,742	55,774

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 9/1/2040	$17,538	$17,575
5.50%, 9/1/2041	27,624	27,640
5.50% 5/1/2044	325,311	324,358
5.50%, 12/1/2052	556,309	540,330
5.50%, 2/1/2053	615,679	598,449
5.50%, 5/1/2053	3,371,684	3,257,728
5.50%, 9/1/2053	3,983,838	3,849,192
5.50%, 10/1/2053	3,675,000	3,550,792
5.63%, 7/15/2037	80,000	85,406
6.00%, 2/1/2053	3,767,254	3,717,892
6.00%, 5/1/2053	1,431,082	1,412,312
6.00%, 8/1/2053	1,735,494	1,712,732
6.50%, 7/1/2053	1,182,372	1,187,805
6.63%, 11/15/2030	365,000	403,927
7.25%, 5/15/2030	75,000	85,278
COR, 2.00%, 6/1/2041	7,284,610	5,854,178
COR, 2.50%, 3/1/2037	978,907	862,444
COR, 2.50%, 12/1/2051	3,801,404	3,057,259
COR, 3.00%, 6/1/2037	1,401,200	1,266,657
COR, 3.00%, 5/1/2042	1,928,185	1,644,229
COR, 3.50%, 5/1/2052	2,196,399	1,891,014
COR, 4.50%, 7/1/2052	1,235,896	1,135,542
2.00%, 10/1/2051	8,610,706	6,560,740
Series 0000, 0.56%, 11/17/2025	350,000	317,055
Federal National Mortgage Association-Aces:
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	210,254	203,547
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (c)	262,587	244,504
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (c)	250,310	231,071
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	228,833	210,220
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (c)	873,022	816,435
Series 2020-M14, Class A2, 1.78%, 5/25/2030	487,903	399,608
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	155,206
Series 2020-M8, Class A2, 1.82%, 2/25/2030	142,813	118,467
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	725,000	556,314
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (c)	300,000	232,126
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	215,695
Security Description	Principal Amount	Value
Series 2020-M52, Class A2, VRN, 1.36%, 10/25/2030 (c)	$350,000	$271,375
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (c)	550,000	412,892
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (c)	61,250	47,272
Series 2021-M4, Class A2, VRN, 1.51%, 2/25/2031 (c)	280,000	216,038
Government National Mortgage Association:
2.00%, 9/20/2050	651,617	517,776
2.00%, 12/20/2050	979,662	777,714
2.00%, 1/20/2051	1,784,243	1,413,472
2.00%, 4/20/2051	3,786,559	2,998,766
2.00%, 5/20/2051	2,013,095	1,595,509
2.00%, 6/20/2051	3,483,353	2,757,078
2.00%, 9/20/2051	6,575,227	5,194,275
2.00%, 12/20/2051	2,593,314	2,050,885
2.00%, 1/20/2052	2,869,880	2,266,482
2.00%, 3/20/2052	5,126,684	4,047,626
2.00%, 4/20/2052	2,823,901	2,229,530
2.00%, 5/20/2052	2,056,354	1,623,535
2.50%, 12/20/2046	3,276,667	2,716,630
2.50%, 8/20/2050	1,636,856	1,346,610
2.50%, 9/20/2050	1,060,363	872,046
2.50%, 10/20/2050	1,901,382	1,561,200
2.50%, 12/20/2050	1,479,525	1,215,533
2.50%, 1/20/2051	3,604,497	2,960,345
2.50%, 4/20/2051	3,577,517	2,934,656
2.50%, 7/20/2051	2,396,293	1,961,252
2.50%, 8/20/2051	2,237,420	1,829,172
2.50%, 9/20/2051	4,297,505	3,513,502
2.50%, 10/20/2051	1,586,151	1,298,483
2.50%, 1/20/2052	3,086,013	2,521,727
2.50%, 3/20/2052	940,468	768,290
2.50%, 4/20/2052	1,000,888	818,390
2.50%, 5/20/2052	5,032,445	4,114,848
3.00%, 1/20/2043	219,019	190,012
3.00%, 5/20/2043	108,078	93,733
3.00%, 12/20/2044	16,355	14,156
3.00%, 3/20/2045	8,312	7,173
3.00%, 4/20/2045	25,547	22,046
3.00%, 6/20/2045	390,375	336,879
3.00%, 7/20/2045	25,834	22,294
3.00%, 8/20/2045	25,688	22,168
3.00%, 2/20/2046	746,195	647,151
3.00%, 3/20/2046	230,336	198,476
3.00%, 4/20/2046	1,278,955	1,102,052
3.00%, 5/20/2046	37,747	32,626
3.00%, 7/20/2046	24,181	20,837
3.00%, 8/20/2046	78,290	67,555
3.00%, 9/20/2046	55,798	48,080

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 10/20/2046	$1,527,279	$1,316,028
3.00%, 11/20/2046	103,444	89,136
3.00%, 12/20/2046	414,013	356,748
3.00%, 2/20/2047	215,136	185,379
3.00%, 4/20/2047	306,616	263,886
3.00%, 6/20/2047	92,846	79,907
3.00%, 7/20/2047	174,338	150,043
3.00%, 8/20/2047	86,919	74,806
3.00%, 10/20/2047	126,814	109,141
3.00%, 1/20/2048	473,899	407,857
3.00%, 2/20/2048	284,181	244,578
3.00%, 3/20/2048	488,155	420,126
3.00%, 11/20/2049	767,631	657,190
3.00%, 12/20/2049	465,852	398,828
3.00%, 2/20/2050	1,590,747	1,360,999
3.00%, 6/20/2050	1,308,824	1,118,193
3.00%, 7/20/2050	1,612,382	1,377,041
3.00%, 12/20/2050	1,946,654	1,660,723
3.00%, 8/20/2051	3,946,735	3,353,252
3.00%, 12/20/2051	1,709,470	1,450,302
3.00%, 3/20/2052	2,406,167	2,038,778
3.00%, 5/20/2052	1,699,940	1,440,382
3.00%, 6/20/2052	1,289,236	1,092,387
3.50%, 10/20/2042	169,383	151,868
3.50%, 1/20/2043	741,412	664,747
3.50%, 5/20/2043	26,285	23,568
3.50%, 9/20/2043	17,055	15,292
3.50%, 11/20/2043	138,142	123,862
3.50%, 6/20/2044	646,658	577,870
3.50%, 10/20/2044	14,520	12,976
3.50%, 12/20/2044	9,513	8,501
3.50%, 3/20/2045	8,314	7,424
3.50%, 4/20/2045	28,870	25,604
3.50%, 6/20/2045	370,534	330,888
3.50%, 10/20/2045	727,153	649,350
3.50% 1/20/2046	2,523,648	2,253,626
3.50%, 3/20/2046	58,068	51,855
3.50%, 4/20/2046	30,948	27,552
3.50%, 5/20/2046	31,373	27,931
3.50%, 6/20/2046	476,777	424,469
3.50%, 7/20/2046	75,363	67,095
3.50%, 10/20/2046	152,144	135,452
3.50%, 11/20/2046	529,518	471,424
3.50%, 12/20/2046	345,801	307,862
3.50%, 5/20/2047	229,528	203,466
3.50%, 6/20/2047	155,173	137,554
3.50%, 7/20/2047	120,201	106,553
3.50%, 8/20/2047	192,837	170,941
3.50%, 9/20/2047	77,363	68,579
3.50%, 10/20/2047	75,622	67,172
3.50%, 11/20/2047	960,278	851,245
3.50%, 12/20/2047	357,350	316,776
3.50%, 6/20/2048	114,578	101,568
3.50%, 8/20/2048	82,421	73,054
3.50%, 8/20/2049	284,696	252,461
Security Description	Principal Amount	Value
3.50%, 9/20/2049	$837,208	$742,189
3.50%, 12/20/2049	173,049	153,362
3.50%, 2/20/2050	288,113	255,336
3.50%, 7/20/2050	413,697	366,466
3.50%, 10/20/2050	1,609,495	1,426,608
3.50%, 6/20/2052	2,414,404	2,113,668
3.50%, 7/20/2052	708,950	620,644
3.50%, 10/20/2052	1,443,388	1,263,601
3.50%, 12/20/2052	2,590,326	2,267,678
4.00%, 4/15/2040	18,245	16,834
4.00%, 2/20/2042	8,033	7,430
4.00%, 7/20/2042	5,801	5,363
4.00%, 7/15/2044	17,420	15,932
4.00%, 8/20/2044	10,378	9,540
4.00%, 10/20/2044	92,289	84,835
4.00%, 5/15/2045	9,359	8,553
4.00%, 6/15/2045	23,054	21,008
4.00%, 8/20/2045	8,978	8,248
4.00%, 11/20/2045	113,583	104,337
4.00%, 2/20/2046	87,473	80,352
4.00%, 5/20/2046	89,450	82,168
4.00%, 6/20/2046	61,278	56,054
4.00%, 1/20/2047	178,807	163,563
4.00%, 3/20/2047	73,622	67,346
4.00%, 4/20/2047	137,580	125,731
4.00%, 5/20/2047	94,810	86,644
4.00%, 7/20/2047	94,551	86,407
4.00%, 8/20/2047	41,569	37,989
4.00%, 1/20/2048	65,782	60,116
4.00%, 5/20/2048	1,151,677	1,051,041
4.00%, 6/20/2048	1,705,240	1,556,231
4.00%, 8/20/2048	350,507	319,878
4.00%, 10/20/2048	148,085	135,145
4.00%, 11/20/2048	118,570	108,209
4.00%, 4/20/2049	101,694	92,746
4.00%, 6/20/2049	224,023	204,310
4.00%, 7/20/2049	123,667	112,785
4.00%, 1/20/2050	188,551	171,959
4.00%, 3/20/2050	350,590	319,741
4.00%, 9/20/2052	3,359,636	3,024,871
4.00%, 10/20/2052	2,094,099	1,885,436
4.00%, 11/20/2052	964,482	868,378
4.00%, 4/20/2053	997,972	898,531
4.50%, 1/20/2044	50,929	48,110
4.50%, 11/20/2044	14,112	13,327
4.50%, 12/20/2044	11,995	11,328
4.50%, 4/20/2046	59,863	56,535
4.50%, 6/20/2046	42,721	40,356
4.50%, 7/20/2046	51,641	48,770
4.50%, 4/20/2047	152,451	143,429
4.50%, 8/20/2047	44,340	41,716
4.50%, 11/20/2047	398,321	373,563
4.50%, 12/20/2047	24,426	22,908
4.50%, 11/20/2048	135,326	126,777
4.50%, 7/20/2049	144,154	135,047

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 10/20/2052	$504,556	$466,353
4.50%, 12/20/2052	2,921,076	2,699,905
4.50%, 1/20/2053	2,344,332	2,166,830
4.50%, 3/20/2053	3,402,608	3,144,977
5.00%, 6/15/2040	11,508	11,277
5.00%, 10/15/2041	46,638	45,759
5.00%, 3/20/2044	22,326	21,850
5.00%, 12/20/2045	85,462	83,640
5.00%, 1/20/2048	102,699	99,004
5.00%, 5/20/2048	73,749	71,082
5.00%, 9/20/2048	124,995	120,443
5.00%, 3/20/2050	149,585	144,215
5.00%, 11/20/2052	1,536,736	1,456,547
5.00%, 5/20/2053	2,486,094	2,354,758
5.00%, 7/20/2053	3,672,734	3,478,711
5.50%, 10/20/2043	18,837	18,894
5.50%, 5/20/2045	240,246	241,204
5.50%, 5/20/2053	3,350,593	3,250,324
5.50%, 8/20/2053	997,917	968,053
6.00%, 12/20/2052	1,071,767	1,062,533
COR, 4.50%, 6/20/2053	1,000,252	923,286
COR, 5.50%, 7/20/2053	1,194,651	1,158,900
COR, 6.00%, 8/20/2053	1,000,780	992,055
Government National Mortgage Association, TBA:
TBA, 2.00%, 10/20/2053	2,250,000	1,776,776
TBA, 2.50%, 10/20/2053	800,000	653,440
TBA, 3.00%, 10/20/2053	1,000,000	847,243
TBA, 3.50%, 10/20/2053	1,000,000	875,512
TBA, 4.00%, 10/20/2053	570,000	513,264
TBA, 5.00%, 10/20/2053	2,275,000	2,155,233
TBA, 5.50%, 10/20/2053	2,250,000	2,182,711
TBA, 6.00%, 10/20/2053	2,475,000	2,452,017
TBA, 6.50%, 10/20/2053	2,000,000	2,011,460
Tennessee Valley Authority:
0.75%, 5/15/2025	85,000	78,982
1.50%, 9/15/2031	75,000	57,535
3.50%, 12/15/2042	525,000	399,803
3.88%, 3/15/2028	412,000	397,378
4.25%, 9/15/2065	350,000	278,754
5.25%, 9/15/2039	150,000	146,823
Series A, 2.88%, 2/1/2027	150,000	140,766
Uniform Mortgage-Backed Security, TBA:
TBA, 3.50%, 10/1/2037	1,185,000	1,094,867
TBA, 3.50%, 10/1/2053	1,025,000	880,882
TBA, 4.00%, 10/1/2053	775,000	689,918
TBA, 4.50%, 10/1/2038	1,000,000	958,342
TBA, 4.50%, 10/1/2052	2,225,000	2,042,018
TBA, 5.00%, 10/1/2038	600,000	584,301
TBA, 5.00%, 10/1/2053	3,575,000	3,371,457
TBA, 5.50%, 10/1/2053	4,550,000	4,395,887
TBA, 6.00%, 10/1/2053	4,250,000	4,193,900
Security Description	Principal Amount	Value
TBA, 6.50%, 10/1/2053	$2,850,000	$2,862,910
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $821,170,723)		704,187,537
U.S. TREASURY OBLIGATIONS — 41.1%
U.S. Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,635,633
1.13%, 8/15/2040	1,000,000	568,281
1.25%, 5/15/2050	3,750,000	1,770,117
1.38%, 11/15/2040	3,750,000	2,218,359
1.38%, 8/15/2050	3,350,000	1,635,742
1.63%, 11/15/2050	4,000,000	2,095,625
1.75%, 8/15/2041	5,000,000	3,114,062
1.88%, 2/15/2041	4,350,000	2,806,430
1.88%, 2/15/2051	4,500,000	2,523,516
1.88%, 11/15/2051	5,250,000	2,928,516
2.00%, 11/15/2041	4,250,000	2,758,516
2.00%, 2/15/2050	2,050,000	1,196,688
2.00%, 8/15/2051	4,750,000	2,742,383
2.25%, 5/15/2041	5,000,000	3,430,469
2.25%, 8/15/2046	3,425,000	2,171,129
2.25%, 8/15/2049	2,000,000	1,245,000
2.25%, 2/15/2052	8,650,000	5,311,641
2.38%, 2/15/2042	8,250,000	5,702,812
2.38%, 11/15/2049	2,500,000	1,600,391
2.38%, 5/15/2051	5,900,000	3,743,734
2.50%, 2/15/2045	3,340,000	2,268,069
2.50%, 2/15/2046	3,400,000	2,281,188
2.50%, 5/15/2046	1,850,000	1,238,922
2.75%, 8/15/2042	900,000	659,109
2.75%, 11/15/2042	1,500,000	1,094,531
2.75%, 8/15/2047	1,700,000	1,186,813
2.75%, 11/15/2047	3,400,000	2,370,438
2.88%, 5/15/2043	1,850,000	1,370,445
2.88%, 8/15/2045	5,480,000	3,968,719
2.88%, 11/15/2046	2,500,000	1,795,313
2.88%, 5/15/2049	2,450,000	1,748,305
2.88%, 5/15/2052	4,750,000	3,369,531
3.00%, 5/15/2042	325,000	248,676
3.00%, 11/15/2044	3,075,000	2,294,719
3.00%, 5/15/2045	1,875,000	1,392,188
3.00%, 11/15/2045	1,900,000	1,405,109
3.00%, 2/15/2047	2,200,000	1,615,281
3.00%, 5/15/2047	3,300,000	2,420,859
3.00%, 2/15/2048	3,200,000	2,342,000
3.00%, 8/15/2048	2,950,000	2,156,727
3.00%, 2/15/2049	2,650,000	1,937,813
3.00%, 8/15/2052	5,000,000	3,645,312
3.13%, 11/15/2041	350,000	275,133
3.13%, 2/15/2042	725,000	568,105
3.13%, 2/15/2043	1,075,000	832,117
3.13%, 8/15/2044	2,500,000	1,910,547
3.13%, 5/15/2048	2,375,000	1,779,395

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 5/15/2042	$3,500,000	$2,790,703
3.38%, 8/15/2042	8,000,000	6,487,500
3.38%, 5/15/2044	1,900,000	1,516,141
3.38%, 11/15/2048	3,100,000	2,432,531
3.50%, 2/15/2039	1,000,000	863,594
3.63%, 8/15/2043	1,600,000	1,334,750
3.63%, 2/15/2044	2,725,000	2,265,582
3.63%, 2/15/2053	5,500,000	4,552,109
3.63%, 5/15/2053	5,500,000	4,555,547
3.75%, 8/15/2041	2,000,000	1,730,313
3.75%, 11/15/2043	1,425,000	1,209,246
3.88%, 8/15/2040	750,000	665,625
3.88%, 2/15/2043	12,500,000	10,884,766
3.88%, 5/15/2043	13,500,000	11,740,781
4.00%, 11/15/2042	19,500,000	17,318,437
4.00%, 11/15/2052	9,250,000	8,202,148
4.13%, 8/15/2053	4,250,000	3,859,531
4.25%, 5/15/2039	1,500,000	1,413,750
4.25%, 11/15/2040	1,500,000	1,394,531
4.38%, 2/15/2038	650,000	629,688
4.38%, 11/15/2039	1,250,000	1,189,453
4.38%, 5/15/2040	575,000	545,172
4.38%, 5/15/2041	300,000	282,750
4.38%, 8/15/2043	4,250,000	3,967,109
4.50%, 2/15/2036	1,500,000	1,495,313
4.50%, 5/15/2038	200,000	195,531
4.50%, 8/15/2039	650,000	629,383
4.63%, 2/15/2040	400,000	391,625
4.75%, 2/15/2037	350,000	355,852
4.75%, 2/15/2041	650,000	642,586
5.00%, 5/15/2037	300,000	311,344
5.25%, 11/15/2028	450,000	461,461
6.00%, 2/15/2026	2,500,000	2,548,047
6.25%, 5/15/2030	5,000,000	5,447,656
6.50%, 11/15/2026	1,500,000	1,568,438
U.S. Treasury Notes:
0.25%, 5/31/2025	3,500,000	3,226,836
0.25%, 6/30/2025	3,000,000	2,756,719
0.25%, 8/31/2025	5,000,000	4,561,328
0.25%, 9/30/2025	5,000,000	4,549,414
0.25%, 10/31/2025	7,750,000	7,025,859
0.38%, 4/30/2025	4,000,000	3,707,969
0.38%, 11/30/2025	3,000,000	2,717,812
0.38%, 12/31/2025	6,000,000	5,423,437
0.38%, 1/31/2026	7,000,000	6,300,547
0.38%, 7/31/2027	2,000,000	1,698,906
0.38%, 9/30/2027	6,000,000	5,064,844
0.50%, 3/31/2025	2,150,000	2,003,447
0.50%, 2/28/2026	6,000,000	5,401,406
0.50%, 4/30/2027	3,000,000	2,586,562
0.50%, 6/30/2027	4,500,000	3,854,883
0.50%, 8/31/2027	4,000,000	3,404,375
0.50%, 10/31/2027	2,250,000	1,903,359
0.63%, 10/15/2024	4,250,000	4,044,805
0.63%, 7/31/2026 (b)	1,500,000	1,335,117
Security Description	Principal Amount	Value
0.63%, 11/30/2027	$4,550,000	$3,857,902
0.63%, 12/31/2027	6,000,000	5,073,750
0.63%, 5/15/2030	900,000	696,516
0.63%, 8/15/2030	3,750,000	2,878,125
0.75%, 11/15/2024	8,000,000	7,597,188
0.75%, 3/31/2026	5,000,000	4,520,703
0.75%, 4/30/2026	3,500,000	3,152,461
0.75%, 8/31/2026	5,000,000	4,452,734
0.75%, 1/31/2028	6,500,000	5,511,289
0.88%, 6/30/2026	3,000,000	2,699,297
0.88%, 9/30/2026	4,000,000	3,569,375
0.88%, 11/15/2030	8,000,000	6,223,750
1.00%, 12/15/2024	14,000,000	13,291,797
1.00%, 7/31/2028	7,000,000	5,905,156
1.13%, 1/15/2025	4,000,000	3,791,406
1.13%, 2/28/2025	2,000,000	1,887,344
1.13%, 10/31/2026	4,500,000	4,031,719
1.13%, 2/28/2027	1,250,000	1,109,473
1.13%, 2/29/2028	4,500,000	3,871,758
1.13%, 8/31/2028	5,000,000	4,234,375
1.13%, 2/15/2031	5,500,000	4,337,266
1.25%, 11/30/2026	21,500,000	19,291,211
1.25%, 12/31/2026	7,500,000	6,717,773
1.25%, 3/31/2028	6,000,000	5,178,750
1.25%, 4/30/2028	4,000,000	3,443,750
1.25%, 5/31/2028	5,500,000	4,723,125
1.25%, 6/30/2028	6,000,000	5,137,969
1.25%, 9/30/2028	4,000,000	3,399,063
1.25%, 8/15/2031	8,500,000	6,643,281
1.38%, 1/31/2025	2,000,000	1,898,906
1.38%, 8/31/2026	3,000,000	2,721,797
1.38%, 10/31/2028	5,500,000	4,692,187
1.38%, 12/31/2028	3,500,000	2,972,266
1.38%, 11/15/2031 (b)	6,000,000	4,702,500
1.50%, 10/31/2024	1,500,000	1,438,418
1.50%, 11/30/2024	1,500,000	1,434,844
1.50%, 2/15/2025	5,000,000	4,748,437
1.50%, 8/15/2026	1,650,000	1,504,207
1.50%, 1/31/2027	6,050,000	5,447,363
1.50%, 11/30/2028	5,000,000	4,284,766
1.50%, 2/15/2030	2,850,000	2,362,605
1.63%, 2/15/2026	1,925,000	1,783,031
1.63%, 5/15/2026	2,750,000	2,531,289
1.63%, 9/30/2026	1,250,000	1,140,918
1.63%, 10/31/2026	1,250,000	1,137,305
1.63%, 8/15/2029	2,250,000	1,909,336
1.63%, 5/15/2031	8,750,000	7,102,539
1.75%, 12/31/2024	1,250,000	1,195,801
1.75%, 3/15/2025	10,000,000	9,508,203
1.75%, 1/31/2029	5,000,000	4,321,484
1.75%, 11/15/2029	3,000,000	2,551,406
1.88%, 6/30/2026 (b)	1,250,000	1,156,348
1.88%, 7/31/2026	1,000,000	922,578
1.88%, 2/28/2027	4,000,000	3,640,625
1.88%, 2/28/2029	3,250,000	2,822,422

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.88%, 2/15/2032	$8,500,000	$6,903,594
2.00%, 2/15/2025	2,375,000	2,271,187
2.00%, 8/15/2025 (b)	1,500,000	1,416,973
2.00%, 11/15/2026	2,250,000	2,069,473
2.13%, 11/30/2024	1,250,000	1,204,053
2.13%, 5/15/2025	2,350,000	2,238,008
2.13%, 5/31/2026	2,500,000	2,330,078
2.25%, 10/31/2024	1,250,000	1,208,496
2.25%, 11/15/2024	3,000,000	2,897,227
2.25%, 12/31/2024	1,250,000	1,203,467
2.25%, 11/15/2025	5,475,000	5,172,592
2.25%, 3/31/2026	3,000,000	2,814,844
2.25%, 2/15/2027	3,000,000	2,768,906
2.25%, 8/15/2027	2,000,000	1,827,656
2.25%, 11/15/2027	4,750,000	4,319,902
2.38%, 5/15/2027	2,900,000	2,674,570
2.38%, 3/31/2029	3,750,000	3,338,672
2.38%, 5/15/2029	4,350,000	3,865,043
2.50%, 1/31/2025	1,000,000	963,711
2.50%, 2/28/2026	2,500,000	2,363,867
2.50%, 3/31/2027	2,500,000	2,322,070
2.63%, 3/31/2025	1,000,000	962,031
2.63%, 4/15/2025	7,500,000	7,212,305
2.63%, 12/31/2025	3,250,000	3,088,516
2.63%, 1/31/2026	2,250,000	2,134,863
2.63%, 5/31/2027	6,000,000	5,578,125
2.63%, 2/15/2029	4,450,000	4,025,164
2.63%, 7/31/2029	2,000,000	1,794,688
2.75%, 2/28/2025	1,000,000	965,430
2.75%, 5/15/2025	3,500,000	3,366,562
2.75%, 6/30/2025	2,750,000	2,640,215
2.75%, 8/31/2025	2,500,000	2,393,066
2.75%, 4/30/2027	5,000,000	4,675,391
2.75%, 7/31/2027	5,500,000	5,123,164
2.75%, 2/15/2028	2,750,000	2,543,320
2.75%, 5/31/2029	4,000,000	3,624,063
2.75%, 8/15/2032	8,000,000	6,927,500
2.88%, 4/30/2025	1,250,000	1,205,420
2.88%, 5/31/2025	3,900,000	3,755,883
2.88%, 6/15/2025	3,000,000	2,887,734
2.88%, 7/31/2025 (b)	4,000,000	3,842,656
2.88%, 11/30/2025	1,500,000	1,434,844
2.88%, 5/15/2028	4,000,000	3,706,563
2.88%, 8/15/2028	7,750,000	7,155,430
2.88%, 4/30/2029	5,250,000	4,793,906
2.88%, 5/15/2032	9,000,000	7,900,312
3.00%, 9/30/2025	2,500,000	2,402,734
3.00%, 10/31/2025	2,750,000	2,640,000
3.13%, 8/15/2025	5,000,000	4,823,242
3.13%, 8/31/2027	2,500,000	2,359,570
3.13%, 11/15/2028	5,500,000	5,120,586
3.13%, 8/31/2029	8,000,000	7,373,125
3.25%, 6/30/2029	3,000,000	2,787,891
3.38%, 5/15/2033	9,500,000	8,616,797
3.50%, 9/15/2025	1,000,000	970,586
Security Description	Principal Amount	Value
3.50%, 1/31/2028	$5,000,000	$4,773,437
3.50%, 4/30/2028	2,250,000	2,144,531
3.50%, 1/31/2030	8,500,000	7,967,422
3.50%, 4/30/2030	4,000,000	3,743,750
3.50%, 2/15/2033	7,500,000	6,882,422
3.63%, 5/15/2026	8,000,000	7,754,375
3.63%, 3/31/2028	7,500,000	7,190,625
3.63%, 5/31/2028	5,000,000	4,792,187
3.63%, 3/31/2030	9,000,000	8,490,937
3.75%, 4/15/2026	6,000,000	5,835,000
3.75%, 5/31/2030	3,500,000	3,322,812
3.75%, 6/30/2030	10,000,000	9,490,625
3.88%, 3/31/2025	15,000,000	14,700,586
3.88%, 4/30/2025	6,000,000	5,876,953
3.88%, 1/15/2026	4,500,000	4,393,477
3.88%, 11/30/2027	3,500,000	3,392,812
3.88%, 12/31/2027	14,000,000	13,571,250
3.88%, 9/30/2029	6,500,000	6,235,937
3.88%, 11/30/2029	3,500,000	3,354,805
3.88%, 12/31/2029	6,500,000	6,227,305
3.88%, 8/15/2033	7,250,000	6,850,117
4.00%, 12/15/2025	13,500,000	13,218,399
4.00%, 2/15/2026	8,000,000	7,830,000
4.00%, 2/29/2028	5,000,000	4,870,703
4.00%, 6/30/2028	10,000,000	9,732,812
4.00%, 10/31/2029	5,000,000	4,827,344
4.00%, 2/28/2030	5,000,000	4,821,875
4.00%, 7/31/2030	9,000,000	8,669,531
4.13%, 1/31/2025	6,500,000	6,398,945
4.13%, 6/15/2026	7,500,000	7,359,961
4.13%, 9/30/2027	3,000,000	2,937,422
4.13%, 10/31/2027	4,350,000	4,257,902
4.13%, 7/31/2028	4,350,000	4,255,863
4.13%, 8/31/2030	3,600,000	3,493,125
4.13%, 11/15/2032	14,500,000	13,985,703
4.25%, 12/31/2024	7,500,000	7,397,461
4.25%, 5/31/2025	5,000,000	4,925,195
4.25%, 10/15/2025	3,000,000	2,952,891
4.38%, 10/31/2024	3,250,000	3,213,184
4.38%, 8/15/2026	5,000,000	4,937,500
4.38%, 8/31/2028	5,000,000	4,950,000
4.50%, 11/30/2024	5,000,000	4,948,828
4.50%, 11/15/2025	5,750,000	5,688,906
4.50%, 7/15/2026	5,000,000	4,953,516
4.63%, 2/28/2025	11,500,000	11,394,434
4.63%, 6/30/2025	15,000,000	14,870,508
4.63%, 3/15/2026	7,500,000	7,447,266
4.63%, 9/30/2028	5,000,000	5,002,860
4.63%, 9/30/2030	3,750,000	3,751,887
4.75%, 7/31/2025	4,250,000	4,221,445
5.00%, 8/31/2025	4,500,000	4,490,508
5.00%, 9/30/2025	7,500,000	7,492,442
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,162,001,070)		1,027,276,765

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.2%
Bay Area Toll Authority Revenue, CA:
Series F3, 3.13%, 4/1/2055	$500,000	$319,264
Series S3, 6.91%, 10/1/2050	25,000	28,732
California State University Revenue, CA Series B, 3.90%, 11/1/2047	100,000	78,113
Los Angeles Community College District, General Obligation, CA:
1.61%, 8/1/2028	50,000	43,320
1.81%, 8/1/2030	50,000	40,741
2.11%, 8/1/2032	50,000	39,139
Los Angeles Department of Water & Power Revenue, CA 5.72%, 7/1/2039	100,000	99,920
Los Angeles Unified School District, General Obligation, CA 5.75%, 7/1/2034	25,000	25,201
Regents of the University of California Medical Center Pooled Revenue, CA:
Series Q, 4.13%, 5/15/2032	500,000	454,478
Series H, 6.55%, 5/15/2048	50,000	53,875
San Jose Redevelopment Successor Agency, Special Obligation, CA Series T, 3.38%, 8/1/2034	275,000	237,324
State of California, General Obligation, CA:
3.50%, 4/1/2028	250,000	234,750
5.20%, 3/1/2043	1,250,000	1,136,918
7.30%, 10/1/2039	125,000	141,702
7.50%, 4/1/2034	100,000	115,353
7.55%, 4/1/2039	100,000	117,660
7.60%, 11/1/2040	250,000	295,248
University of California Revenue, CA:
Series BG, 0.88%, 5/15/2025	15,000	13,987
Series AX, 3.06%, 7/1/2025	300,000	289,095
		3,764,820
FLORIDA — 0.0% (a)
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	125,000	104,684
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.26%, 7/1/2025	50,000	46,416
Series A, 1.71%, 7/1/2027	50,000	43,634
Series A, 2.15%, 7/1/2030	50,000	40,045
		234,779
Security Description	Principal Amount	Value
GEORGIA — 0.0% (a)
Municipal Electric Authority of Georgia Revenue, GA 6.66%, 4/1/2057	$156,000	$165,917
ILLINOIS — 0.0% (a)
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	50,000	42,695
Series C, Class C, 4.57%, 1/1/2054	50,000	42,869
Sales Tax Securitization Corp. Revenue, IL Series B, 3.59%, 1/1/2043	275,000	216,082
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	50,000	47,464
Series 1, 6.63%, 2/1/2035	184,616	186,182
Series 5, 7.35%, 7/1/2035	85,714	89,280
		624,572
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts, General Obligation, MA Series C, 2.51%, 7/1/2041	15,000	10,181
Massachusetts School Building Authority Revenue, MA:
Series C, 2.95%, 5/15/2043	100,000	69,177
Series B, 3.40%, 10/15/2040	20,000	15,179
		94,537
MICHIGAN — 0.0% (a)
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	750,000	528,917
University of Michigan Revenue, MI Series A, 4.45%, 4/1/2122	250,000	190,877
		719,794
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, Class A, 3.23%, 5/15/2050	300,000	205,096
Series A, 3.65%, 8/15/2057	100,000	71,390
		276,486
NEW JERSEY — 0.0% (a)
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	100,000	113,155
Rutgers The State University of New Jersey Revenue, NJ Series P, 3.92%, 5/1/2119	35,000	22,652
		135,807

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
NEW YORK — 0.1%
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.44%, 6/15/2043	$25,000	$24,141
New York State Urban Development Corp. Revenue, NY Series B, 3.90%, 3/15/2033	100,000	90,220
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	500,000	338,775
3.18%, 7/15/2060	1,000,000	611,564
4.03%, 9/1/2048	125,000	99,349
4.46%, 10/1/2062	190,000	156,525
Series 192, 4.81%, 10/15/2065	25,000	22,045
5.65%, 11/1/2040	100,000	99,341
		1,441,960
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH Series B, 7.83%, 2/15/2041	150,000	175,876
OREGON — 0.0% (a)
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	750,000	517,519
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA:
Series A, 2.99%, 6/1/2042	750,000	523,056
Series A, 4.14%, 6/1/2038	125,000	107,445
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	100,000	60,301
		690,802
TEXAS — 0.1%
Dallas Area Rapid Transit Revenue, TX:
Series A, 2.61%, 12/1/2048	500,000	314,115
5.02%, 12/1/2048	100,000	92,034
Dallas Fort Worth International Airport Revenue, TX Series A, 2.99%, 11/1/2038	250,000	194,547
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	65,000	43,032
Permanent University Fund - University of Texas System Revenue, TX Series A, 3.38%, 7/1/2047	150,000	108,836
State of Texas, General Obligation, TX 3.21%, 4/1/2044	50,000	37,314
Security Description	Principal Amount	Value
Texas Transportation Commission, General Obligation, TX:
2.47%, 10/1/2044	$150,000	$96,255
2.56%, 4/1/2042	40,000	27,900
		914,033
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	150,000	85,381
Series C, 4.18%, 9/1/2117	50,000	37,182
		122,563
TOTAL MUNICIPAL BONDS & NOTES (Cost $12,987,149)		9,879,465
MORTGAGE-BACKED SECURITIES — 0.9%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	94,638
Bank:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	80,183
Series 2017-BNK8, Class B, 4.09%, 11/15/2050 (c)	50,000	40,502
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	132,612
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	93,091
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	86,979
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	84,239
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	41,619
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	169,137
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	72,131
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	371,918
Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	180,629

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	$300,000	$240,974
Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	385,906
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	133,059
BBCMS Mortgage Trust:
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	194,668
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	196,221
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	450,000	362,962
Series 2023-C19, Class A5, 5.45%, 4/15/2056	200,000	193,575
Series 2023-C20, Class A5, 5.58%, 7/15/2056 (c)	100,000	97,704
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	117,589
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	91,899
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	92,516
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	102,657
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	171,470
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	625,158
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	60,510
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	328,836
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	380,890
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	242,937
Series 2023-B39, Class A5, 5.75%, 7/15/2056	229,000	226,796
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	300,000	229,542
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	270,574
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	167,411
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	279,134
Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	$600,000	$569,469
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	226,239
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	84,303
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	125,215
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	618,179
COMM Mortgage Trust:
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	390,610
Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	96,811
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	47,940
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	92,534
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	142,791
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	225,356
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	45,984
Series 2018-CX11, Class A4, 3.77%, 4/15/2051	500,000	464,428
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	169,388
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	250,000	233,038
Series 2023-2, 4.50%, 7/25/2033 (c)	195,000	183,578
Series K068, Class A2, COR, 3.24%, 8/25/2027	995,000	926,796
Series K-155, Class A2, 4.25%, 4/25/2033	1,500,000	1,386,024
Series K-157, Class A2, 4.20%, 5/25/2033	255,091	234,674
Series K751, Class A2, 4.41%, 3/25/2030	500,000	477,932

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association-Aces Series 2023-M6, Class A2, 4.19%, 7/25/2028 (c)	$500,000	$477,564
GS Mortgage Securities Trust:
Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	181,856
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	225,898
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	150,000	127,109
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	383,737
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	95,165
Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	189,313
Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	94,610
Series 2016-C1, Class B, 4.86%, 3/17/2049 (c)	300,000	270,543
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	450,961
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	741,161
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	192,135
Series 2015-C26, Class AS, 3.89%, 10/15/2048 (c)	650,000	595,142
Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	386,144
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class A3, 3.51%, 5/15/2048	201,208	192,529
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	137,725
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	172,425
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	279,915
Security Description	Principal Amount	Value
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	$400,000	$364,051
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	87,629
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class A3, 3.43%, 11/15/2048	78,461	75,466
Series 2015-SG1, Class A4, 3.79%, 9/15/2048	970,578	925,061
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	272,220
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	224,329
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	139,507
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	168,448
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	84,613
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	276,475
TOTAL MORTGAGE-BACKED SECURITIES (Cost $24,838,877)		21,193,686
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.1%
Bank Series 2019-BN21, Class A5, 2.85%, 10/17/2052	1,450,000	1,215,869
BMO Mortgage Trust Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (c)	500,000	507,132
DBJPM Mortgage Trust Series 2016-C3, Class A5, COR, 2.89%, 8/10/2049	400,000	365,593
GS Mortgage Securities Trust Series 2020-GC47, Class A5, COR, 2.38%, 5/12/2053	300,000	240,710
Morgan Stanley Capital I Trust Series 2022-L8, Class A5, COR, 3.92%, 4/15/2055 (c)	675,000	576,597
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class A5, 3.77%, 7/15/2058 (c)	500,000	477,943
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,464,652)		3,383,844

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (e) (f)	49,502,912	$49,512,813
State Street Navigator Securities Lending Portfolio II (g) (h)	88,281,370	88,281,370
TOTAL SHORT-TERM INVESTMENTS (Cost $137,792,637)		137,794,183
TOTAL INVESTMENTS — 104.5% (Cost $2,986,641,649)		2,612,433,280
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(112,802,808)
NET ASSETS — 100.0%		$2,499,630,472
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2023.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$622,686,543	$—	$622,686,543
Asset-Backed Securities	—	11,178,821	—	11,178,821
Foreign Government Obligations	—	74,852,436	—	74,852,436
U.S. Government Agency Obligations	—	704,187,537	—	704,187,537
U.S. Treasury Obligations	—	1,027,276,765	—	1,027,276,765
Municipal Bonds & Notes	—	9,879,465	—	9,879,465
Mortgage-Backed Securities	—	21,193,686	—	21,193,686
Commercial Mortgage Backed Securities	—	3,383,844	—	3,383,844
Short-Term Investments	137,794,183	—	—	137,794,183
TOTAL INVESTMENTS	$137,794,183	$2,474,639,097	$—	$2,612,433,280
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	54,313,817	$54,324,679	$449,405,228	$454,221,116	$8,100	$(4,078)	49,502,912	$49,512,813	$2,464,144
State Street Navigator Securities Lending Portfolio II	82,618,698	82,618,698	925,622,761	919,960,089	—	—	88,281,370	88,281,370	274,739
Total		$136,943,377	$1,375,027,989	$1,374,181,205	$8,100	$(4,078)		$137,794,183	$2,738,883
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments
September 30, 2023 (Unaudited)

State Street Global All Cap Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global All Cap Equity ex- U.S. Index Portfolio. The Schedule of Investments for the State Street Global All Cap Equity ex- U.S. Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 96.6%
AUSTRALIA — 5.0%
Abacus Group REIT	78,325	$52,826
Abacus Storage King REIT (a)	92,312	61,961
Accent Group Ltd. (b)	80,316	101,598
Adbri Ltd. (a)	66,713	87,405
AGL Energy Ltd. (b)	126,483	875,913
Allkem Ltd. (a)	122,145	927,069
Alpha HPA Ltd. (a)	109,995	55,018
ALS Ltd.	91,752	679,216
Altium Ltd.	24,114	672,485
Alumina Ltd. (a)	533,852	329,043
AMP Ltd.	550,600	445,973
Ampol Ltd.	50,288	1,097,008
Ansell Ltd.	25,657	366,451
ANZ Group Holdings Ltd.	629,093	10,418,385
APA Group Stapled Security	271,030	1,451,859
APM Human Services International Ltd. (b)	44,330	52,786
Arafura Rare Earths Ltd. (a)(b)	324,473	54,448
ARB Corp. Ltd. (b)	17,501	353,312
Arena REIT	57,706	125,138
Argosy Minerals Ltd. (a)(b)	218,738	27,529
Aristocrat Leisure Ltd.	127,309	3,356,449
ASX Ltd.	39,604	1,460,011
Atlas Arteria Ltd. Stapled Security	286,236	1,021,594
AUB Group Ltd.	27,891	524,545
Aurizon Holdings Ltd.	363,154	817,985
Aussie Broadband Ltd. (a)(b)	39,567	104,955
Austal Ltd.	60,258	73,114
Australian Agricultural Co. Ltd. (a)	66,789	55,606
Australian Clinical Labs Ltd. (b)	11,460	21,079
AVZ Minerals Ltd. (a)(b)(c)	378,780	95,341
Bank of Queensland Ltd. (b)	133,197	493,441
Bapcor Ltd.	67,346	295,563
Beach Energy Ltd.	295,473	312,745
Bega Cheese Ltd. (b)	66,288	107,811
Bellevue Gold Ltd. (a)	251,703	224,992
Bendigo & Adelaide Bank Ltd.	116,258	670,044
BHP Group Ltd.	1,062,212	30,335,654
BlueScope Steel Ltd.	94,283	1,182,929
Boral Ltd. (a)	71,366	204,965
Boss Energy Ltd. (a)	52,162	163,277
Security Description	Shares	Value
BrainChip Holdings Ltd. (a)(b)	253,070	$31,033
Brambles Ltd.	302,400	2,794,819
Breville Group Ltd. (b)	28,855	409,706
Brickworks Ltd.	17,916	288,728
BWP Trust REIT	89,143	192,735
Calix Ltd. (a)	20,810	37,875
Capricorn Metals Ltd. (a)	69,661	185,232
carsales.com Ltd.	77,007	1,388,627
Centuria Capital Group REIT (b)	115,714	101,567
Centuria Industrial REIT	113,993	221,449
Centuria Office REIT	90,435	66,538
Cettire Ltd. (a)	98,687	183,435
Chalice Mining Ltd. (a)(b)	60,579	90,707
Challenger Ltd.	107,298	444,586
Champion Iron Ltd.	76,528	311,164
Charter Hall Group REIT	91,499	560,417
Charter Hall Long Wale REIT	129,186	268,473
Charter Hall Retail REIT	103,861	210,480
Charter Hall Social Infrastructure REIT	85,078	138,371
Cleanaway Waste Management Ltd.	503,089	789,005
Clinuvel Pharmaceuticals Ltd. (b)	6,455	61,283
Cochlear Ltd.	14,361	2,366,456
Codan Ltd. (b)	19,951	101,723
Coles Group Ltd.	290,918	2,921,521
Collins Foods Ltd.	27,699	171,082
Commonwealth Bank of Australia	349,799	22,569,250
Computershare Ltd.	117,331	1,965,832
Core Lithium Ltd. (a)(b)	329,380	86,096
Coronado Global Resources, Inc. CDI (d)	130,461	163,768
Corporate Travel Management Ltd.	32,318	351,458
Costa Group Holdings Ltd.	76,579	154,697
Credit Corp. Group Ltd. (b)	10,877	136,048
Cromwell Property Group REIT	314,615	75,129
CSR Ltd.	109,002	397,477
Data#3 Ltd. (b)	21,811	99,664
De Grey Mining Ltd. (a)	407,245	293,062
Deterra Royalties Ltd.	98,307	303,913
Dexus REIT	223,658	1,053,747
Dexus Industria REIT	27,326	45,149
Dicker Data Ltd. (b)	13,173	82,213
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Domain Holdings Australia Ltd. (b)	51,929	$134,060
Domino's Pizza Enterprises Ltd. (b)	13,680	469,530
Downer EDI Ltd.	138,327	367,818
Eagers Automotive Ltd.	30,682	275,844
EBOS Group Ltd.	30,693	630,713
Elders Ltd.	26,825	100,068
Endeavour Group Ltd.	299,846	1,019,853
Evolution Mining Ltd.	432,394	918,131
EVT Ltd.	18,245	129,529
Firefinch Ltd. (a)(b)(c)	180,320	6,983
FleetPartners Group Ltd. (a)	45,962	81,279
Flight Centre Travel Group Ltd. (b)	33,623	420,551
Flutter Entertainment PLC (a)(e)	25,294	4,148,226
Flutter Entertainment PLC (a)(e)	11,326	1,851,026
Fortescue Metals Group Ltd.	352,657	4,761,492
G8 Education Ltd.	123,292	84,745
Genesis Minerals Ltd. (a)	252,836	226,005
Glencore PLC	2,203,205	12,636,180
Gold Road Resources Ltd.	230,902	241,419
Goodman Group REIT	353,499	4,893,779
GPT Group REIT	381,255	959,642
GrainCorp Ltd. Class A	50,653	230,802
Grange Resources Ltd. (b)	84,209	25,816
Growthpoint Properties Australia Ltd. REIT	38,972	55,587
GUD Holdings Ltd.	43,623	331,376
Hansen Technologies Ltd.	29,249	99,861
Harvey Norman Holdings Ltd. (b)	138,827	346,748
Healius Ltd. (a)	100,912	149,796
Helia Group Ltd.	52,077	117,301
HMC Capital Ltd. REIT	79,560	241,849
HomeCo Daily Needs REIT	306,603	228,553
HUB24 Ltd.	15,232	319,499
IDP Education Ltd. (b)	49,310	680,411
IGO Ltd.	138,800	1,134,102
Iluka Resources Ltd.	95,630	474,006
Imdex Ltd.	101,204	101,568
Imugene Ltd. (a)(b)	908,453	26,970
Incitec Pivot Ltd.	432,752	876,996
Ingenia Communities Group REIT	82,745	224,295
Inghams Group Ltd.	168,523	361,099
Insignia Financial Ltd.	107,414	167,766
Insurance Australia Group Ltd.	501,185	1,837,280
Integral Diagnostics Ltd.	37,623	69,689
InvoCare Ltd.	23,100	187,701
ioneer Ltd. (a)(b)	317,776	46,146
IPH Ltd.	46,244	220,859
IRESS Ltd. (b)	35,397	132,959
JB Hi-Fi Ltd. (b)	25,173	737,923
Security Description	Shares	Value
Johns Lyng Group Ltd.	59,264	$249,766
Judo Capital Holdings Ltd. (a)	89,055	57,476
Jumbo Interactive Ltd.	6,701	67,035
Karoon Energy Ltd. (a)	131,438	223,951
Kelsian Group Ltd. (b)	34,444	127,379
Latin Resources Ltd. (a)	773,249	122,268
Lendlease Corp. Ltd. Stapled Security	136,160	630,961
Leo Lithium Ltd. (a)	203,060	66,183
Lifestyle Communities Ltd. (b)	28,492	297,897
Link Administration Holdings Ltd.	83,066	73,983
Liontown Resources Ltd. (a)(b)	319,135	605,551
Lottery Corp. Ltd.	449,543	1,369,437
Lovisa Holdings Ltd.	9,542	119,104
Lynas Rare Earths Ltd. (a)	219,604	962,363
MA Financial Group Ltd. (b)	13,806	42,413
Maas Group Holdings Ltd. (b)	10,298	22,066
Macquarie Group Ltd.	77,741	8,415,690
Mader Group Ltd.	34,029	140,120
Magellan Financial Group Ltd.	33,740	200,773
McMillan Shakespeare Ltd.	10,424	108,382
Medibank Pvt Ltd.	598,886	1,329,632
Megaport Ltd. (a)	28,472	216,283
Mesoblast Ltd. (a)(b)	152,603	38,411
Metcash Ltd.	178,987	436,659
Mincor Resources NL (a)	58,525	52,881
Mineral Resources Ltd.	35,518	1,550,304
Mirvac Group REIT	807,216	1,109,681
Monadelphous Group Ltd.	31,670	288,815
Mount Gibson Iron Ltd. (a)(b)	98,191	27,884
Nanosonics Ltd. (a)	64,592	175,922
National Australia Bank Ltd.	656,592	12,318,831
National Storage REIT	271,443	381,913
Netwealth Group Ltd.	26,981	262,944
Neuren Pharmaceuticals Ltd. (a)	20,434	145,860
New Hope Corp. Ltd.	140,723	576,724
Newcrest Mining Ltd.	189,581	3,000,158
NEXTDC Ltd. (a)	114,856	918,446
nib holdings Ltd.	127,242	610,166
Nick Scali Ltd. (b)	11,946	85,426
Nine Entertainment Co. Holdings Ltd. (b)	290,057	383,766
Northern Star Resources Ltd.	247,332	1,669,709
NRW Holdings Ltd.	104,835	183,360
Nufarm Ltd.	72,045	220,865
Objective Corp. Ltd. (b)	2,964	20,469
OceanaGold Corp.	131,800	259,311
Omni Bridgeway Ltd. (a)(b)	52,001	60,411
oOh!media Ltd.	161,946	147,896
Orica Ltd.	90,872	914,334
Origin Energy Ltd.	352,428	1,997,072
Orora Ltd. (b)	287,234	509,797

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Paladin Energy Ltd. (a)	685,581	$486,721
Pepper Money Ltd.	84,260	70,424
Perenti Ltd. (a)	90,600	63,151
Perpetual Ltd. (b)	29,508	398,981
Perseus Mining Ltd.	272,549	289,361
PEXA Group Ltd. (a)	33,424	246,350
Pilbara Minerals Ltd. (b)	604,866	1,678,636
Pinnacle Investment Management Group Ltd. (b)	27,782	161,374
Platinum Asset Management Ltd.	87,073	73,056
PolyNovo Ltd. (a)	95,720	80,620
Premier Investments Ltd.	16,862	272,068
Pro Medicus Ltd. (b)	10,306	554,668
PWR Holdings Ltd.	12,163	86,350
Qantas Airways Ltd. (a)	189,348	633,023
QBE Insurance Group Ltd.	316,084	3,204,849
Qube Holdings Ltd.	368,935	683,377
Ramelius Resources Ltd.	195,160	180,747
Ramsay Health Care Ltd.	37,079	1,241,290
REA Group Ltd. (b)	11,485	1,143,884
Reece Ltd. (b)	48,002	577,166
Region RE Ltd. REIT	221,134	288,294
Regis Resources Ltd. (a)	121,027	116,385
Resolute Mining Ltd. (a)	419,081	93,314
Rio Tinto Ltd.	77,128	5,652,338
Rio Tinto PLC	236,982	14,965,707
Rural Funds Group REIT	82,044	93,459
Sandfire Resources Ltd. (a)	90,431	359,523
Santos Ltd.	675,396	3,443,614
Sayona Mining Ltd. (a)(b)	1,708,559	102,551
Scentre Group REIT	1,114,689	1,769,774
SEEK Ltd.	82,637	1,177,079
Select Harvests Ltd. (b)	16,300	42,185
Seven Group Holdings Ltd.	35,256	708,794
Seven West Media Ltd. (a)(b)	154,264	31,362
Sigma Healthcare Ltd.	183,261	81,611
Silex Systems Ltd. (a)	87,668	198,033
Silver Lake Resources Ltd. (a)	138,597	75,586
SiteMinder Ltd. (a)	35,031	104,680
SmartGroup Corp. Ltd.	25,202	134,677
SolGold PLC (a)(b)	211,825	32,318
Sonic Healthcare Ltd.	97,700	1,879,056
South32 Ltd. (e)	10,757	23,686
South32 Ltd. (e)	922,372	2,018,063
Stanmore Resources Ltd. (a)	53,229	127,110
Star Entertainment Group Ltd. (a)(b)(e)	302,842	119,227
Star Entertainment Group Ltd. (a)(e)	80,299	31,613
Steadfast Group Ltd.	192,416	700,405
Stockland REIT	516,278	1,306,167
Strike Energy Ltd. (a)(b)	985,145	257,504
Suncorp Group Ltd.	273,795	2,468,600
Super Retail Group Ltd.	47,823	370,071
Security Description	Shares	Value
Syrah Resources Ltd. (a)(b)	102,414	$33,710
Tabcorp Holdings Ltd.	559,156	339,226
Technology One Ltd.	59,774	598,347
Telix Pharmaceuticals Ltd. (a)	47,489	349,403
Telstra Group Ltd.	827,303	2,055,674
Temple & Webster Group Ltd. (a)	17,447	67,562
Tietto Minerals Ltd. (a)	390,910	84,518
Transurban Group Stapled Security	640,029	5,241,917
Treasury Wine Estates Ltd.	157,925	1,256,732
Tyro Payments Ltd. (a)	83,907	73,378
United Malt Group Ltd. (a)	70,342	224,270
Ventia Services Group Pty. Ltd.	121,785	221,652
Vicinity Ltd. REIT	793,057	867,567
Viva Energy Group Ltd. (d)	177,765	344,189
Vulcan Energy Resources Ltd. (a)(b)	16,801	31,337
Vulcan Steel Ltd.	8,527	40,449
Washington H Soul Pattinson & Co. Ltd.	46,803	984,435
Waypoint REIT Ltd.	110,238	160,082
Webjet Ltd. (a)(b)	70,553	307,361
Weebit Nano Ltd. (a)(b)	30,828	63,270
Wesfarmers Ltd.	240,374	8,200,560
West African Resources Ltd. (a)	174,419	86,679
Westpac Banking Corp.	734,608	10,027,552
Whitehaven Coal Ltd.	175,441	805,062
WiseTech Global Ltd.	33,944	1,425,080
Woodside Energy Group Ltd.	397,616	9,364,112
Woolworths Group Ltd.	252,887	6,091,118
Worley Ltd.	72,348	812,932
Yancoal Australia Ltd. (b)	85,872	286,531
		290,796,184
AUSTRIA — 0.2%
Agrana Beteiligungs AG	3,687	59,920
ams-OSRAM AG (a)	56,112	264,735
ANDRITZ AG	14,049	711,293
AT&S Austria Technologie & Systemtechnik AG	5,053	149,903
BAWAG Group AG (d)	16,288	749,464
CA Immobilien Anlagen AG	8,392	278,990
DO & Co. AG	1,342	147,483
Erste Group Bank AG	71,459	2,483,070
EVN AG	7,098	190,130
Immofinanz AG (a)	6,422	124,971
Kontron AG	8,066	156,621
Lenzing AG (a)	3,638	149,640
Mondi PLC (e)	84,079	1,408,495
Mondi PLC (e)	19,096	320,659
Oesterreichische Post AG	6,664	219,074
OMV AG	32,915	1,579,346
Palfinger AG	2,748	65,026
Porr Ag	3,398	42,236

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Raiffeisen Bank International AG (a)	29,619	$433,069
Schoeller-Bleckmann Oilfield Equipment AG	1,927	113,844
Semperit AG Holding	2,674	48,299
UNIQA Insurance Group AG	23,821	193,189
Verbund AG	14,180	1,156,757
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,801	218,046
voestalpine AG	22,845	624,996
Wienerberger AG	21,239	540,582
		12,429,838
BELGIUM — 0.6%
Ackermans & van Haaren NV	4,758	720,871
Aedifica SA REIT	11,302	644,369
Ageas SA	32,630	1,348,370
AGFA-Gevaert NV (a)	39,088	75,733
Anheuser-Busch InBev SA	180,518	10,035,892
Barco NV	14,654	285,164
Bekaert SA	8,197	368,319
bpost SA	27,427	150,564
Cofinimmo SA REIT (b)	6,863	471,576
Deme Group NV	1,771	195,005
D'ieteren Group	4,815	815,151
Elia Group SA	6,016	590,129
Etablissements Franz Colruyt NV	11,897	515,930
Euronav NV	32,908	535,163
Fagron	12,626	215,355
Galapagos NV (a)	9,374	322,851
Groupe Bruxelles Lambert NV	19,689	1,470,875
Immobel SA (b)	1,863	57,497
Intervest Offices & Warehouses NV REIT	6,150	89,205
KBC Ancora	7,640	313,039
KBC Group NV	53,330	3,339,230
Kinepolis Group NV (b)	2,953	147,258
Lotus Bakeries NV	84	683,910
Melexis NV	3,801	328,786
Montea NV REIT	2,805	199,867
Ontex Group NV (a)(b)	20,660	152,023
Proximus SADP	32,097	261,599
Recticel SA (b)	8,030	79,747
Retail Estates NV REIT	1,814	108,896
Shurgard Self Storage Ltd. REIT	5,867	232,938
Sofina SA	3,040	617,327
Solvay SA	15,403	1,709,886
Tessenderlo Group SA	5,115	147,843
UCB SA	27,355	2,245,722
Umicore SA	47,555	1,130,332
VGP NV	2,928	272,647
Warehouses De Pauw CVA REIT	38,364	952,083
Security Description	Shares	Value
X-Fab Silicon Foundries SE (a)(d)	38,071	$394,612
Xior Student Housing NV REIT	5,821	167,017
		32,392,781
BERMUDA — 0.0% (f)
Cool Co. Ltd.	4,767	65,362
BRAZIL — 1.6%
3R Petroleum Oleo E Gas SA (a)	46,470	293,200
AES Brasil Energia SA (a)	41,344	90,119
Aliansce Sonae Shopping Centers sa	94,822	427,961
Alpargatas SA Preference Shares (a)	41,207	66,274
Alupar Investimento SA	36,296	208,558
Ambev SA	1,004,567	2,631,238
Ambipar Participacoes e Empreendimentos SA	11,000	45,427
Arezzo Industria e Comercio SA	12,117	157,261
Armac Locacao Logistica E Servicos SA	35,900	92,095
Atacadao SA	118,200	210,177
Auren Energia SA	48,330	132,576
Azul SA Preference Shares (a)	51,900	150,146
B3 SA - Brasil Bolsa Balcao	1,211,903	2,975,763
Banco ABC Brasil SA (a)	804	3,189
Banco ABC Brasil SA Preference Shares	16,392	65,205
Banco Bradesco SA	354,140	895,751
Banco Bradesco SA Preference Shares	1,124,482	3,212,677
Banco BTG Pactual SA	241,808	1,501,034
Banco do Brasil SA	173,800	1,638,273
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	55,500	136,499
Banco Pan SA Preference Shares	88,800	143,352
Banco Santander Brasil SA	76,900	400,233
BB Seguridade Participacoes SA	154,600	964,011
Blau Farmaceutica SA	6,700	21,418
Bradespar SA	16,100	67,389
Bradespar SA Preference Shares	47,336	214,871
BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,000	45,904
BRF SA (a)	213,686	435,040
Camil Alimentos SA	18,200	27,963
CCR SA	234,500	603,913
Centrais Eletricas Brasileiras SA	265,919	1,959,912

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Centrais Eletricas Brasileiras SA Class B, Preference Shares (g)	52,400	$422,429
Cia Brasileira de Aluminio	27,700	25,292
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	10,600	106,568
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	75,700	923,034
Cia de Saneamento de Minas Gerais Copasa MG	49,600	171,537
Cia de Saneamento do Parana	38,500	175,839
Cia de Saneamento do Parana Preference Shares (g)	132,600	121,070
Cia Energetica de Minas Gerais Preference Shares (g)	311,903	773,339
Cia Energetica do Ceara Class A, Preference Shares	1,500	13,282
Cia Siderurgica Nacional SA	149,200	361,881
Cielo SA	265,839	186,425
CM Hospitalar SA	37,838	126,626
Cogna Educacao SA (a)	415,363	220,744
Cosan SA	268,780	920,421
CPFL Energia SA	48,800	327,693
Cury Construtora e Incorporadora SA	24,600	79,916
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,500	273,361
Dexco SA	93,038	143,130
Diagnosticos da America SA	52,700	130,244
Direcional Engenharia SA	21,529	82,499
EcoRodovias Infraestrutura e Logistica SA	81,929	126,694
Embraer SA (a)	146,400	503,678
Enauta Participacoes SA	35,800	128,746
Energisa SA	50,500	471,684
Eneva SA (a)	187,412	451,568
Engie Brasil Energia SA	43,266	358,130
Equatorial Energia SA	210,881	1,350,764
ERO Copper Corp. (a)(b)	22,300	386,291
Ez Tec Empreendimentos e Participacoes SA	31,200	117,315
Fleury SA	57,402	173,747
Gerdau SA Preference Shares (g)	259,835	1,252,661
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	26,856	35,467
GPS Participacoes e Empreendimentos SA (d)	99,500	341,726
Grendene SA	87,800	117,530
Grupo Casas Bahia SA (a)	225,180	28,343
Security Description	Shares	Value
Grupo De Moda Soma SA	109,072	$144,915
Grupo Mateus SA (a)	120,500	164,673
Grupo SBF SA	28,867	39,334
Hapvida Participacoes e Investimentos SA (a)(d)	1,136,902	1,067,578
Hidrovias do Brasil SA (a)	120,200	109,989
Hospital Mater Dei SA	44,500	77,350
Hypera SA	80,800	599,559
Iguatemi SA	42,713	172,808
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,300	63,276
Iochpe Maxion SA	41,300	113,044
IRB-Brasil Resseguros SA (a)	14,017	123,221
Itau Unibanco Holding SA Preference Shares (g)	1,006,203	5,470,068
Itausa SA Preference Shares	1,125,343	2,034,755
Jalles Machado SA (e)	48,500	82,946
Jalles Machado SA (a)(e)	1,536	2,627
JHSF Participacoes SA	59,024	56,132
Klabin SA	150,528	716,070
Localiza Rent a Car SA	194,591	2,276,682
Locaweb Servicos de Internet SA (d)	101,765	129,921
LOG Commercial Properties e Participacoes SA	7,400	30,101
Lojas Renner SA	191,749	513,353
M Dias Branco SA	20,700	151,077
Magazine Luiza SA (a)	572,561	242,514
Mahle Metal Leve SA	7,400	71,336
Marcopolo SA Preference Shares	86,300	100,349
Marfrig Global Foods SA (e)	58,600	83,477
Marfrig Global Foods SA (a)(e)	27,592	38,589
Metalurgica Gerdau SA Preference Shares	131,500	292,940
Mills Estruturas e Servicos de Engenharia SA	21,200	51,335
Minerva SA	66,635	107,703
Movida Participacoes SA	42,600	101,112
MRV Engenharia e Participacoes SA (a)	105,116	224,085
Multiplan Empreendimentos Imobiliarios SA	56,314	276,439
Natura & Co. Holding SA (a)	181,337	527,505
Odontoprev SA	78,060	169,838
Omega Energia SA (a)	53,037	104,056
Oncoclinicas do Brasil Servicos Medicos SA (a)	27,800	63,762
Orizon Valorizacao de Residuos SA (a)	6,923	50,831
Pet Center Comercio e Participacoes SA	110,108	103,834
Petroleo Brasileiro SA	772,900	5,850,951
Petroleo Brasileiro SA Preference Shares	999,500	6,917,342

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Petroreconcavo SA	22,200	$92,877
PRIO SA (a)	176,610	1,659,821
Raia Drogasil SA	278,276	1,535,600
Randon SA Implementos e Participacoes Preference Shares	25,700	59,870
Rede D'Or Sao Luiz SA (d)	124,753	633,336
Rumo SA	266,671	1,215,822
Santos Brasil Participacoes SA	104,381	178,723
Sao Martinho SA	33,600	263,553
Sendas Distribuidora SA	324,200	787,635
SIMPAR SA	66,400	117,273
Sitios Latinoamerica SAB de CV (a)(b)	394,270	157,449
SLC Agricola SA	24,882	195,817
Smartfit Escola de Ginastica e Danca SA (a)	44,300	190,292
Suzano SA	174,809	1,895,755
Taurus Armas SA	26,600	85,350
Telefonica Brasil SA	98,385	848,770
TIM SA	172,900	514,361
TOTVS SA	101,501	547,536
Transmissora Alianca de Energia Eletrica SA	43,800	302,431
Tres Tentos Agroindustrial SA	17,015	43,513
Tupy SA	11,000	59,756
Ultrapar Participacoes SA	149,600	560,417
Unipar Carbocloro SA Class B, Preference Shares	8,470	137,122
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares (g)	87,200	115,681
Vale SA	712,618	9,621,738
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	69,241	134,880
Vibra Energia SA	257,000	971,478
Vivara Participacoes SA	27,900	149,723
Vulcabras Azaleia SA	16,600	65,635
WEG SA	361,540	2,619,886
Wheaton Precious Metals Corp.	95,056	3,875,360
Wilson Sons SA	34,300	95,940
Yara International ASA	36,690	1,397,488
YDUQS Participacoes SA	68,100	270,348
		92,165,816
BURKINA FASO — 0.0% (f)
Endeavour Mining PLC	42,612	824,880
IAMGOLD Corp. (a)	86,200	186,809
		1,011,689
CANADA — 7.1%
ADENTRA, Inc. (b)	5,200	118,000
Advantage Energy Ltd. (a)(b)	35,100	240,663
Security Description	Shares	Value
Aecon Group, Inc. (b)	12,400	$104,098
Africa Oil Corp.	73,600	148,615
Ag Growth International, Inc. (b)	4,900	192,956
Agnico Eagle Mines Ltd.	103,105	4,706,835
Air Canada (a)(b)	35,000	501,701
Alamos Gold, Inc. Class A	80,046	907,030
Algoma Steel Group, Inc.	17,100	116,487
Algonquin Power & Utilities Corp. (b)	136,130	809,530
Alimentation Couche-Tard, Inc.	162,700	8,301,069
Allied Properties Real Estate Investment Trust	13,900	184,339
AltaGas Ltd. (b)	57,100	1,100,189
Altius Minerals Corp. (b)	8,500	138,062
Altus Group Ltd. (b)	9,500	330,392
Andlauer Healthcare Group, Inc. (b)	4,000	122,278
ARC Resources Ltd. (b)	129,785	2,081,168
Aritzia, Inc. (a)(b)	17,000	297,123
Artis Real Estate Investment Trust	14,000	66,893
Atco Ltd. Class I (b)	14,600	371,479
Athabasca Oil Corp. (a)	126,600	407,330
ATS Corp. (a)(b)	18,700	800,836
AutoCanada, Inc. (a)(b)	3,300	59,263
Aya Gold & Silver, Inc. (a)	17,600	94,899
B2Gold Corp. (b)	248,873	717,903
Badger Infrastructure Solution (b)	7,200	184,740
Ballard Power Systems, Inc. (a)(b)	46,200	170,858
Bank of Montreal	149,236	12,647,530
Bank of Nova Scotia	250,054	11,259,828
Barrick Gold Corp.	364,969	5,326,064
Baytex Energy Corp.	136,800	606,089
BCE, Inc. (b)	16,579	635,814
Birchcliff Energy Ltd. (b)	54,600	312,577
BlackBerry Ltd. (a)	111,600	530,760
Boardwalk Real Estate Investment Trust	4,500	222,371
Bombardier, Inc. Class B (a)(b)	17,272	605,031
Boralex, Inc. Class A (b)	18,600	401,441
Boyd Group Services, Inc. (b)	4,800	857,503
Brookfield Asset Management Ltd. Class A (b)	75,008	2,510,993
Brookfield Business Corp. Class A (b)	5,000	90,459
Brookfield Corp. (b)	297,325	9,339,788
Brookfield Infrastructure Corp. Class A (b)	22,750	808,029
Brookfield Reinsurance Ltd. (a)	1,907	59,876
BSR Real Estate Investment Trust	5,000	60,170

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
CAE, Inc. (a)(b)	67,900	$1,592,536
Calian Group Ltd. (b)	2,800	105,683
Calibre Mining Corp. (a)	95,400	91,731
Cameco Corp. (b)	90,700	3,615,254
Canaccord Genuity Group, Inc.	20,300	121,019
Canada Goose Holdings, Inc. (a)(b)	10,500	154,704
Canadian Apartment Properties REIT	16,900	563,500
Canadian Imperial Bank of Commerce	192,049	7,447,581
Canadian National Railway Co.	117,300	12,761,581
Canadian Natural Resources Ltd.	233,100	15,144,604
Canadian Pacific Kansas City Ltd. (b)	196,000	14,636,213
Canadian Tire Corp. Ltd. Class A (b)	11,500	1,242,289
Canadian Utilities Ltd. Class A	29,800	632,589
Canadian Western Bank (b)	19,200	399,621
Canfor Corp. (a)(b)	11,300	140,999
Capital Power Corp.	27,600	774,106
Capstone Copper Corp. (a)(b)	82,000	349,349
Cardinal Energy Ltd. (b)	26,000	142,308
Cargojet, Inc. (b)	1,600	106,556
Cascades, Inc. (b)	17,800	161,543
CCL Industries, Inc. Class B (b)	31,800	1,340,916
Celestica, Inc. (a)	30,100	740,033
Cenovus Energy, Inc.	298,328	6,240,174
Centerra Gold, Inc.	42,600	209,219
CES Energy Solutions Corp.	48,000	136,686
CGI, Inc. (a)	44,300	4,386,748
Choice Properties Real Estate Investment Trust	34,200	320,751
Chorus Aviation, Inc. (a)(b)	11,000	19,120
CI Financial Corp. (b)	33,400	381,926
Cineplex, Inc. (a)	12,300	86,155
Cogeco Communications, Inc. (b)	2,900	134,854
Cogeco, Inc. (b)	1,700	61,952
Colliers International Group, Inc. (b)	9,000	861,058
Constellation Software, Inc.	4,200	8,710,868
Converge Technology Solutions Corp. (b)	36,000	74,024
Corby Spirit & Wine Ltd.	1,300	13,894
Crescent Point Energy Corp.	109,800	914,459
Crew Energy, Inc. (a)	23,200	100,041
Crombie Real Estate Investment Trust	10,200	94,229
Cronos Group, Inc. (a)(b)	33,600	67,349
Security Description	Shares	Value
CT Real Estate Investment Trust	10,200	$103,283
Definity Financial Corp.	18,900	524,223
Denison Mines Corp. (a)(b)	149,500	246,587
dentalcorp Holdings Ltd. (a)	16,600	72,441
Descartes Systems Group, Inc. (a)	18,200	1,341,981
Docebo, Inc. (a)	3,100	126,293
Dollarama, Inc.	59,500	4,118,351
Dream Industrial Real Estate Investment Trust	24,200	229,828
Dream Office Real Estate Investment Trust	3,667	26,173
DREAM Unlimited Corp. Class A	4,365	59,341
Dundee Precious Metals, Inc.	35,800	222,426
Dye & Durham Ltd. (b)	16,098	158,241
ECN Capital Corp. (b)	41,500	70,599
Element Fleet Management Corp.	85,100	1,226,774
Emera, Inc. (b)	58,800	2,062,349
Empire Co. Ltd. Class A (b)	31,800	869,090
Enbridge, Inc.	444,500	14,811,187
Endeavour Silver Corp. (a)(b)	40,100	98,470
Enerflex Ltd.	21,200	122,308
Enerplus Corp. (b)	43,000	760,133
Enghouse Systems Ltd.	8,600	190,701
EQB, Inc. (b)	6,800	379,231
Equinox Gold Corp. (a)	58,718	247,988
Evertz Technologies Ltd.	3,400	31,435
Exchange Income Corp.	4,200	139,296
Extendicare, Inc. (b)	19,700	88,446
Fairfax Financial Holdings Ltd.	4,600	3,772,442
Fiera Capital Corp.	16,100	66,925
Filo Corp. (a)	18,500	277,637
Finning International, Inc. (b)	30,600	906,683
First Capital Real Estate Investment Trust	19,000	186,908
First Majestic Silver Corp. (b)	54,200	279,018
First National Financial Corp.	3,500	92,289
FirstService Corp. (b)	8,300	1,212,831
Fortis, Inc. (b)	102,787	3,922,176
Fortuna Silver Mines, Inc. (a)	53,863	147,406
Franco-Nevada Corp.	39,869	5,347,223
Freehold Royalties Ltd. (b)	24,800	269,645
GDI Integrated Facility Services, Inc. (a)(b)	3,100	88,277
George Weston Ltd. (b)	13,727	1,529,362
GFL Environmental, Inc. (b)	50,500	1,610,995
Gibson Energy, Inc. (b)	37,300	536,050
Gildan Activewear, Inc. (b)	40,400	1,137,595
Global Atomic Corp. (a)(b)	26,900	45,364
goeasy Ltd. (b)	2,500	197,171
GoGold Resources, Inc. (a)	65,900	58,979
Granite Real Estate Investment Trust	6,800	362,533

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Great-West Lifeco, Inc. (b)	60,900	$1,750,425
H&R Real Estate Investment Trust	23,700	161,798
Headwater Exploration, Inc. (b)	49,000	259,497
Hudbay Minerals, Inc. (b)	65,100	318,277
Hut 8 Mining Corp. (a)(b)	43,600	86,104
Hydro One Ltd. (b)(d)	71,200	1,821,077
i-80 Gold Corp. (a)(b)	29,100	44,123
iA Financial Corp., Inc.	22,800	1,436,805
IGM Financial, Inc. (b)	20,700	527,452
Imperial Oil Ltd.	42,500	2,629,845
Innergex Renewable Energy, Inc. (b)	29,500	221,905
Intact Financial Corp.	36,500	5,345,954
Interfor Corp. (a)(b)	9,800	146,058
International Petroleum Corp. (a)	17,900	171,189
InterRent Real Estate Investment Trust	14,347	132,540
Ivanhoe Mines Ltd. Class A (a)(b)	123,500	1,063,269
Jamieson Wellness, Inc. (d)	9,300	167,634
K92 Mining, Inc. (a)	46,600	198,877
Karora Resources, Inc. (a)	47,000	133,143
Kelt Exploration Ltd. (a)(b)	39,900	213,961
Keyera Corp. (b)	49,500	1,167,570
Killam Apartment Real Estate Investment Trust	11,000	141,731
Kinaxis, Inc. (a)	5,800	657,133
Kinross Gold Corp. (b)	251,000	1,149,179
Knight Therapeutics, Inc. (a)(b)	26,600	88,535
Labrador Iron Ore Royalty Corp. (b)	17,300	411,387
Lassonde Industries, Inc. Class A (b)	400	37,290
Laurentian Bank of Canada (b)	7,900	176,873
Leon's Furniture Ltd. (b)	3,900	53,135
Lightspeed Commerce, Inc. (a)(b)	34,200	482,645
Linamar Corp. (b)	9,300	450,073
Lion Electric Co. (a)(b)	19,000	36,257
Lithium Americas Corp. (a)(b)	20,000	341,420
Loblaw Cos. Ltd.	33,200	2,833,787
Lundin Gold, Inc.	21,200	239,127
MAG Silver Corp. (a)(b)	20,500	212,885
Magna International, Inc. (b)	56,800	3,058,041
Major Drilling Group International, Inc. (a)	12,200	74,626
Manulife Financial Corp. (b)	390,300	7,165,123
Maple Leaf Foods, Inc. (b)	15,600	301,154
Martinrea International, Inc. (b)	17,800	164,703
MEG Energy Corp. (a)(b)	62,600	1,223,756
Methanex Corp. (b)	12,800	579,503
Security Description	Shares	Value
Metro, Inc. (b)	49,257	$2,569,962
Minto Apartment Real Estate Investment Trust (d)	6,300	63,513
Morguard Corp. (b)	1,200	90,089
Morguard North American Residential Real Estate Investment Trust	5,100	56,017
MTY Food Group, Inc.	4,300	184,531
Mullen Group Ltd. (b)	18,900	187,602
NanoXplore, Inc. (a)	24,000	46,509
National Bank of Canada (b)	70,400	4,698,367
Neighbourly Pharmacy, Inc. (b)	7,000	65,030
New Gold, Inc. (a)	124,900	115,477
New Pacific Metals Corp. (a)	16,700	28,904
NexGen Energy Ltd. (a)(b)	86,000	517,145
Nexus Industrial REIT	8,000	42,544
NFI Group, Inc. (a)	18,500	176,790
North American Construction Group Ltd.	4,900	106,662
North West Co., Inc. (b)	8,900	225,133
Northland Power, Inc.	56,800	929,302
NorthWest Healthcare Properties Real Estate Investment Trust	20,400	76,651
Novagold Resources, Inc. (a)(b)	45,200	173,846
Nutrien Ltd. (b)	103,618	6,428,608
Nuvei Corp. (b)(d)	13,600	204,905
NuVista Energy Ltd. (a)(b)	33,700	324,038
Obsidian Energy Ltd. (a)	11,300	93,442
Onex Corp. (b)	14,300	844,356
Open Text Corp.	56,300	1,985,075
Orla Mining Ltd. (a)(b)	72,000	255,621
Osisko Gold Royalties Ltd. (b)	37,068	437,304
Osisko Mining, Inc. (a)	60,500	110,081
Pan American Silver Corp. (b)	73,904	1,074,669
Paramount Resources Ltd. Class A (b)	15,100	360,189
Parex Resources, Inc. (b)	20,900	394,039
Park Lawn Corp. (b)	6,600	91,189
Parkland Corp.	28,473	836,710
Pason Systems, Inc.	15,300	152,547
Pembina Pipeline Corp. (b)	116,448	3,517,556
Pet Valu Holdings Ltd. (b)	7,700	138,908
Peyto Exploration & Development Corp. (b)	35,900	363,514
Pipestone Energy Corp.	21,500	34,031
Pollard Banknote Ltd. (b)	1,300	23,942
Power Corp. of Canada (b)	121,453	3,106,394
PrairieSky Royalty Ltd. (b)	49,894	921,120
Precision Drilling Corp. (a)	2,600	175,019
Premium Brands Holdings Corp. (b)	9,000	633,062

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Primaris Real Estate Investment Trust	13,425	$133,952
Quebecor, Inc. Class B (b)	31,300	673,922
RB Global, Inc. (b)	39,400	2,478,237
Restaurant Brands International, Inc. (b)	61,546	4,117,482
Richelieu Hardware Ltd. (b)	10,300	303,058
RioCan Real Estate Investment Trust	38,600	515,904
Rogers Communications, Inc. Class B	73,700	2,842,792
Rogers Sugar, Inc.	17,400	69,368
Royal Bank of Canada (b)	290,830	25,533,669
Russel Metals, Inc.	12,100	340,268
Sandstorm Gold Ltd. (b)	50,700	238,125
Saputo, Inc.	52,700	1,107,012
Savaria Corp. (b)	10,000	104,956
Seabridge Gold, Inc. (a)(b)	12,400	130,970
Secure Energy Services, Inc. (b)	62,000	342,101
Shawcor Ltd. (a)	13,200	155,139
Shopify, Inc. Class A (a)	252,500	13,846,413
Sienna Senior Living, Inc. (b)	14,400	113,858
Silvercorp Metals, Inc.	34,200	79,935
SilverCrest Metals, Inc. (a)(b)	26,200	116,272
Skeena Resources Ltd. (a)	12,600	57,874
Slate Grocery REIT Class U,	5,300	43,552
Sleep Country Canada Holdings, Inc. (b)(d)	7,500	129,087
SmartCentres Real Estate Investment Trust	14,000	235,680
SNC-Lavalin Group, Inc. (b)	40,100	1,343,884
Softchoice Corp. (b)	5,700	63,113
Solaris Resources, Inc. (a)(b)	14,800	57,580
Spartan Delta Corp. (b)	54,500	163,258
Spin Master Corp. (b)(d)	11,700	295,529
Sprott, Inc. (b)	4,870	149,018
SSR Mining, Inc. (b)	50,304	671,216
Stantec, Inc. (b)	23,700	1,544,882
Stelco Holdings, Inc. (b)	6,700	185,984
Stella-Jones, Inc.	10,400	502,462
StorageVault Canada, Inc. (b)	51,900	173,512
Sun Life Financial, Inc. (b)	121,900	5,975,084
Suncor Energy, Inc. (b)	278,764	9,630,966
SunOpta, Inc. (a)(b)	14,000	47,219
Superior Plus Corp. (b)	46,100	349,842
Surge Energy, Inc. (b)	15,200	104,106
Tamarack Valley Energy Ltd. (b)	150,400	433,846
Taseko Mines Ltd. (a)	72,200	90,784
TC Energy Corp. (b)	213,210	7,366,153
Teck Resources Ltd. Class B	95,000	4,107,766
TELUS Corp.	97,842	1,605,130
TFI International, Inc. (b)	16,500	2,128,891
Thomson Reuters Corp. (b)	33,404	4,105,332
Timbercreek Financial Corp. (b)	17,500	87,500
Security Description	Shares	Value
TMX Group Ltd. (b)	57,900	$1,250,075
Topaz Energy Corp. (b)	19,800	313,842
Torex Gold Resources, Inc. (a)	16,700	174,535
Toromont Industries Ltd.	17,600	1,440,024
Toronto-Dominion Bank (b)	383,598	23,217,326
Tourmaline Oil Corp. (b)	67,300	3,402,334
TransAlta Corp. (b)	49,300	431,375
TransAlta Renewables, Inc. (b)	20,700	188,168
Transcontinental, Inc. Class A (b)	13,900	117,307
Trican Well Service Ltd.	40,500	139,294
Tricon Residential, Inc. (b)	50,200	372,787
Triple Flag Precious Metals Corp.	20,667	271,942
Trisura Group Ltd. (a)	8,900	198,341
Vermilion Energy, Inc. (b)	32,400	476,175
Victoria Gold Corp. (a)	10,400	44,923
Well Health Technologies Corp. (a)	42,100	129,227
Wesdome Gold Mines Ltd. (a)(b)	25,300	132,675
West Fraser Timber Co. Ltd.	11,600	846,062
Westshore Terminals Investment Corp. (b)	8,200	152,780
Whitecap Resources, Inc. (b)	139,700	1,185,177
Winpak Ltd.	6,400	182,864
WSP Global, Inc. (b)	26,200	3,714,896
		409,013,036
CAYMAN ISLANDS — 0.0% (f)
Bitdeer Technologies Group Class A (a)(b)	10,370	99,967
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	236,087
Antofagasta PLC	82,740	1,443,122
Banco de Chile	8,052,944	815,706
Banco de Credito e Inversiones SA	12,006	305,825
Banco Itau Chile SA	8,665	83,142
Banco Santander Chile	10,798,372	497,401
CAP SA	18,785	121,182
Cencosud SA	249,298	470,216
Cia Cervecerias Unidas SA	24,209	153,050
Cia Sud Americana de Vapores SA	2,602,126	155,251
Colbun SA	2,338,950	316,800
Embotelladora Andina SA Class B, Preference Shares	91,953	205,758
Empresa Nacional de Telecomunicaciones SA	36,914	123,549
Empresas CMPC SA	202,191	370,297
Empresas Copec SA	63,993	451,285
Enel Americas SA (a)	3,225,974	368,332
Enel Chile SA	5,627,525	340,165

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Engie Energia Chile SA (a)	71,134	$65,054
Falabella SA	127,487	283,387
Inversiones Aguas Metropolitanas SA	105,572	78,921
Lundin Mining Corp. (b)	144,200	1,080,433
Parque Arauco SA	130,868	187,172
Plaza SA	84,877	115,988
SMU SA	1,137,230	198,587
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	26,744	1,582,217
Vina Concha y Toro SA	73,303	81,092
		10,130,019
CHINA — 7.5%
360 Security Technology, Inc. Class A (a)	223,600	301,683
361 Degrees International Ltd.	183,000	92,296
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,500	34,252
3peak, Inc. Class A	1,200	29,976
3SBio, Inc. (d)	367,000	306,933
AAC Technologies Holdings, Inc.	116,000	198,472
Advanced Micro-Fabrication Equipment, Inc. China Class A	6,506	134,438
AECC Aero-Engine Control Co. Ltd. Class A	99,703	293,810
AECC Aviation Power Co. Ltd. Class A	35,700	182,034
Agile Group Holdings Ltd. (a)(b)	174,000	20,662
Agora, Inc. ADR (a)(b)	17,300	43,769
Agricultural Bank of China Ltd. Class A	1,161,700	574,014
Agricultural Bank of China Ltd. Class H	6,165,000	2,298,537
Aier Eye Hospital Group Co. Ltd. Class A	114,544	282,518
Air China Ltd. Class A (a)	120,700	133,858
Air China Ltd. Class H (a)	450,000	303,951
Airtac International Group	27,743	841,387
AK Medical Holdings Ltd. (b)(d)	142,000	119,847
Akeso, Inc. (a)(d)	94,000	432,082
Alibaba Group Holding Ltd. (a)	3,441,200	37,611,384
Alibaba Health Information Technology Ltd. (a)	1,057,500	658,925
A-Living Smart City Services Co. Ltd. (a)(d)	135,250	76,330
Alphamab Oncology (a)(b)(d)	125,000	137,260
Aluminum Corp. of China Ltd. Class A	84,600	72,922
Security Description	Shares	Value
Aluminum Corp. of China Ltd. Class H	862,000	$482,078
Amlogic Shanghai Co. Ltd. Class A (a)	5,435	47,034
ANE Cayman, Inc. (a)	171,000	141,047
Angel Yeast Co. Ltd. Class A	12,900	59,491
Angelalign Technology, Inc. (b)(d)	8,400	52,179
Anhui Conch Cement Co. Ltd. Class A	41,600	148,625
Anhui Conch Cement Co. Ltd. Class H	248,000	660,227
Anhui Expressway Co. Ltd. Class H	114,000	119,213
Anhui Gujing Distillery Co. Ltd. Class A	4,200	156,684
Anhui Gujing Distillery Co. Ltd. Class B	20,900	349,585
Anhui Kouzi Distillery Co. Ltd. Class A	9,700	68,898
Anhui Yingjia Distillery Co. Ltd. Class A	9,200	92,874
Anjoy Foods Group Co. Ltd. Class A	4,000	68,078
ANTA Sports Products Ltd.	269,000	3,027,682
Ascentage Pharma Group International (a)(b)(d)	36,900	98,471
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	3,800	14,651
Asia Cement China Holdings Corp.	63,000	21,156
AsiaInfo Technologies Ltd. (d)	76,000	85,201
Asymchem Laboratories Tianjin Co. Ltd. Class A	7,840	163,240
Autohome, Inc. ADR	15,400	467,390
Avary Holding Shenzhen Co. Ltd. Class A	11,300	31,578
AviChina Industry & Technology Co. Ltd. Class H	509,000	241,767
Avicopter PLC Class A	35,500	184,425
Baidu, Inc. Class A (a)	478,000	8,141,780
Bank of Beijing Co. Ltd. Class A	342,600	217,718
Bank of Chengdu Co. Ltd. Class A	77,900	147,123
Bank of China Ltd. Class A	418,700	216,656
Bank of China Ltd. Class H	16,498,000	5,771,883
Bank of Communications Co. Ltd. Class A	557,200	440,514
Bank of Communications Co. Ltd. Class H	2,079,000	1,258,254
Bank of Hangzhou Co. Ltd. Class A	58,900	90,221
Bank of Jiangsu Co. Ltd. Class A	156,780	154,504

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Bank of Nanjing Co. Ltd. Class A	176,700	$195,235
Bank of Ningbo Co. Ltd. Class A	72,840	268,635
Bank of Shanghai Co. Ltd. Class A	271,500	229,922
Baoshan Iron & Steel Co. Ltd. Class A	340,800	284,867
BeiGene Ltd. (a)	144,100	1,979,757
Beijing Capital International Airport Co. Ltd. Class H (a)	326,000	151,098
Beijing Dabeinong Technology Group Co. Ltd. Class A	67,200	62,259
Beijing Easpring Material Technology Co. Ltd. Class A	7,100	41,027
Beijing Enterprises Holdings Ltd.	103,000	355,089
Beijing Enterprises Water Group Ltd.	820,000	179,038
Beijing Jingneng Clean Energy Co. Ltd. Class H	138,000	28,721
Beijing Kingsoft Office Software, Inc. Class A	5,556	282,766
Beijing New Building Materials PLC Class A	10,400	42,895
Beijing Shiji Information Technology Co. Ltd. Class A (a)	34,580	54,345
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	30,000	49,643
Beijing Tongrentang Co. Ltd. Class A	14,100	106,015
Beijing United Information Technology Co. Ltd. Class A	7,540	34,390
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,292	80,948
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	389,400	274,182
Betta Pharmaceuticals Co. Ltd. Class A	2,800	22,013
BGI Genomics Co. Ltd. Class A	16,500	118,149
Bilibili, Inc. Class Z (a)(b)	39,080	540,404
Bloomage Biotechnology Corp. Ltd. Class A	5,848	69,623
BOC Aviation Ltd. (d)	37,900	264,463
BOC Hong Kong Holdings Ltd.	776,000	2,125,322
BOE Technology Group Co. Ltd. Class A	738,800	391,417
BOE Varitronix Ltd.	80,000	74,159
Bosideng International Holdings Ltd.	708,000	304,648
Brii Biosciences Ltd. (a)	50,000	16,024
Security Description	Shares	Value
Budweiser Brewing Co. APAC Ltd. (d)	393,600	$776,963
BYD Co. Ltd. Class A	22,300	724,484
BYD Co. Ltd. Class H	216,500	6,689,735
BYD Electronic International Co. Ltd.	157,000	715,655
By-health Co. Ltd. Class A	11,400	29,714
C&D International Investment Group Ltd.	126,990	309,050
Caitong Securities Co. Ltd. Class A	30,160	32,620
Cambricon Technologies Corp. Ltd. Class A (a)	4,931	83,889
Canaan, Inc. ADR (a)(b)	43,600	79,352
Canggang Railway Ltd.	112,000	157,306
Canmax Technologies Co. Ltd. Class A	6,240	22,011
CARsgen Therapeutics Holdings Ltd. (a)(b)(d)	40,000	42,595
CETC Cyberspace Security Technology Co. Ltd. Class A	11,900	38,840
CGN New Energy Holdings Co. Ltd. (b)	158,000	41,962
CGN Power Co. Ltd. Class H (d)	2,791,600	723,577
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	3,200	61,051
Changjiang Securities Co. Ltd. Class A	35,800	28,647
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,600	95,968
Chaozhou Three-Circle Group Co. Ltd. Class A	24,900	105,947
Chengxin Lithium Group Co. Ltd. Class A	11,700	35,907
Chervon Holdings Ltd.	18,200	54,494
China Baoan Group Co. Ltd. Class A	34,300	49,055
China BlueChemical Ltd. Class H	204,000	50,532
China Cinda Asset Management Co. Ltd. Class H	1,770,592	178,600
China CITIC Bank Corp. Ltd. Class H	1,884,000	875,625
China Coal Energy Co. Ltd. Class H	356,000	279,096
China Communications Services Corp. Ltd. Class H	458,000	192,396
China Conch Environment Protection Holdings Ltd. (a)(b)	262,000	56,201
China Conch Venture Holdings Ltd.	283,000	241,378

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
China Construction Bank Corp. Class A	243,900	$210,901
China Construction Bank Corp. Class H	20,122,000	11,356,096
China CSSC Holdings Ltd. Class A	54,200	207,553
China Datang Corp. Renewable Power Co. Ltd. Class H	556,000	132,045
China East Education Holdings Ltd. (d)	63,000	25,902
China Eastern Airlines Corp. Ltd. Class A (a)	60,800	36,718
China Education Group Holdings Ltd. (b)	166,000	135,015
China Energy Engineering Corp. Ltd. Class A	293,500	91,042
China Everbright Bank Co. Ltd. Class A	708,700	298,625
China Everbright Bank Co. Ltd. Class H	1,095,300	328,652
China Everbright Environment Group Ltd.	575,518	198,408
China Everbright Ltd.	208,000	120,309
China Feihe Ltd. (d)	849,000	500,824
China Foods Ltd.	362,000	119,252
China Galaxy Securities Co. Ltd. Class A	27,500	41,482
China Galaxy Securities Co. Ltd. Class H	649,300	334,936
China Gas Holdings Ltd.	545,000	514,253
China Greatwall Technology Group Co. Ltd. Class A	33,600	48,377
China Hongqiao Group Ltd. (b)	549,000	537,655
China International Capital Corp. Ltd. Class A	23,600	121,340
China International Capital Corp. Ltd. Class H (d)	340,000	623,403
China Jinmao Holdings Group Ltd.	830,230	107,067
China Jushi Co. Ltd. Class A	25,717	47,652
China Lesso Group Holdings Ltd.	209,000	111,280
China Life Insurance Co. Ltd. Class A	28,900	143,831
China Life Insurance Co. Ltd. Class H	1,563,000	2,434,750
China Lilang Ltd.	100,000	46,988
China Literature Ltd. (a)(d)	71,000	259,728
China Longyuan Power Group Corp. Ltd. Class H	756,000	658,327
China Maple Leaf Educational Systems Ltd. (a)(b)(c)	136,000	4,623
China Medical System Holdings Ltd.	234,000	354,353
China Meheco Co. Ltd. Class A	11,700	19,881
Security Description	Shares	Value
China Meidong Auto Holdings Ltd.	194,000	$106,266
China Mengniu Dairy Co. Ltd.	666,000	2,232,231
China Merchants Bank Co. Ltd. Class A	250,100	1,131,771
China Merchants Bank Co. Ltd. Class H	826,500	3,450,851
China Merchants Energy Shipping Co. Ltd. Class A	83,300	73,516
China Merchants Port Holdings Co. Ltd.	391,740	487,684
China Merchants Securities Co. Ltd. Class A	71,800	137,771
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	82,900	140,978
China Minsheng Banking Corp. Ltd. Class A	325,200	171,399
China Minsheng Banking Corp. Ltd. Class H	1,745,600	597,331
China Modern Dairy Holdings Ltd.	574,000	56,434
China National Building Material Co. Ltd. Class H	902,000	473,352
China National Chemical Engineering Co. Ltd. Class A	71,900	76,778
China National Nuclear Power Co. Ltd. Class A	302,600	303,192
China National Software & Service Co. Ltd. Class A	11,570	60,171
China New Higher Education Group Ltd. (d)	79,000	21,687
China Nonferrous Mining Corp. Ltd.	212,000	136,157
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	37,800	113,051
China Oilfield Services Ltd. Class H	424,000	508,896
China Oriental Group Co. Ltd.	192,000	30,399
China Overseas Grand Oceans Group Ltd.	216,135	90,242
China Overseas Land & Investment Ltd.	774,000	1,604,954
China Overseas Property Holdings Ltd.	280,000	316,043
China Pacific Insurance Group Co. Ltd. Class A	66,000	258,991
China Pacific Insurance Group Co. Ltd. Class H	531,800	1,330,884
China Petroleum & Chemical Corp. Class A	378,200	315,091
China Petroleum & Chemical Corp. Class H	5,040,000	2,754,292
China Power International Development Ltd. (b)	938,000	341,337

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
China Railway Group Ltd. Class A	197,100	$184,500
China Railway Group Ltd. Class H	877,000	452,394
China Railway Signal & Communication Corp. Ltd. Class A	79,848	57,866
China Rare Earth Resources & Technology Co. Ltd. Class A	14,100	55,717
China Renaissance Holdings Ltd. (a)(c)(d)	18,400	12,810
China Resources Beer Holdings Co. Ltd.	348,721	1,912,392
China Resources Cement Holdings Ltd.	430,000	110,357
China Resources Gas Group Ltd.	233,900	685,407
China Resources Land Ltd.	657,333	2,618,639
China Resources Medical Holdings Co. Ltd.	322,000	210,916
China Resources Microelectronics Ltd. Class A	31,302	232,389
China Resources Mixc Lifestyle Services Ltd. (d)	132,000	532,594
China Resources Pharmaceutical Group Ltd. (d)	250,000	165,989
China Resources Power Holdings Co. Ltd.	400,055	763,143
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	17,300	119,010
China Ruyi Holdings Ltd. (a)(b)	1,643,200	425,914
China Shenhua Energy Co. Ltd. Class A	83,500	357,575
China Shenhua Energy Co. Ltd. Class H	721,500	2,339,945
China South City Holdings Ltd. (b)	476,000	27,654
China Southern Airlines Co. Ltd. Class A (a)	172,600	144,983
China Southern Airlines Co. Ltd. Class H (a)	552,000	268,534
China State Construction Engineering Corp. Ltd. Class A	539,600	409,565
China State Construction International Holdings Ltd.	510,750	537,367
China Taiping Insurance Holdings Co. Ltd.	318,600	317,304
China Three Gorges Renewables Group Co. Ltd. Class A	396,500	260,134
China Tobacco International HK Co. Ltd.	93,000	132,995
Security Description	Shares	Value
China Tourism Group Duty Free Corp. Ltd. Class A	24,300	$353,439
China Tourism Group Duty Free Corp. Ltd. Class H (b)(d)	13,000	172,462
China Tower Corp. Ltd. Class H (d)	9,780,000	936,560
China Traditional Chinese Medicine Holdings Co. Ltd.	530,000	247,004
China Travel International Investment Hong Kong Ltd. (b)	266,000	50,946
China United Network Communications Ltd. Class A	421,500	284,057
China Vanke Co. Ltd. Class A	111,100	199,456
China Vanke Co. Ltd. Class H	433,400	478,122
China Water Affairs Group Ltd.	126,000	81,567
China XLX Fertiliser Ltd.	86,000	43,264
China Yangtze Power Co. Ltd. Class A	363,000	1,108,070
China Youran Dairy Group Ltd. (d)	204,000	37,769
China Youzan Ltd. (a)	8,096,000	118,879
China Zhenhua Group Science & Technology Co. Ltd. Class A	4,300	47,788
China Zheshang Bank Co. Ltd. Class A	206,180	72,446
Chinasoft International Ltd.	636,000	453,134
Chindata Group Holdings Ltd. ADR (a)(b)	31,700	263,110
Chlitina Holding Ltd.	15,000	87,359
Chongqing Brewery Co. Ltd. Class A	7,200	84,257
Chongqing Changan Automobile Co. Ltd. Class A	69,680	128,538
Chongqing Rural Commercial Bank Co. Ltd. Class A	188,800	103,654
Chongqing Zhifei Biological Products Co. Ltd. Class A	23,100	154,312
Chow Tai Fook Jewellery Group Ltd.	374,800	564,699
CIMC Enric Holdings Ltd.	78,000	68,022
CITIC Ltd.	1,178,000	1,082,963
CITIC Securities Co. Ltd. Class A	150,285	446,786
CITIC Securities Co. Ltd. Class H	443,275	898,792
CITIC Telecom International Holdings Ltd.	239,000	94,601
Cloud Music, Inc. (a)(d)	12,700	138,159
CMGE Technology Group Ltd. (a)	118,000	20,189
CMOC Group Ltd. Class A	183,600	148,931
CMOC Group Ltd. Class H	744,000	477,833

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
CNGR Advanced Material Co. Ltd. Class A	3,200	$22,246
COFCO Joycome Foods Ltd. (a)(b)	478,000	105,587
Contemporary Amperex Technology Co. Ltd. Class A	52,020	1,449,627
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	36,400	67,547
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	258,000	281,987
COSCO SHIPPING Holdings Co. Ltd. Class A	120,000	161,576
COSCO SHIPPING Holdings Co. Ltd. Class H	609,900	625,331
COSCO SHIPPING Ports Ltd.	325,303	212,664
Country Garden Holdings Co. Ltd. (a)(b)	2,326,052	270,269
Country Garden Services Holdings Co. Ltd. (b)	410,000	422,991
CRRC Corp. Ltd. Class A	331,200	265,478
CRRC Corp. Ltd. Class H	923,000	445,481
CSC Financial Co. Ltd. Class A	53,200	179,700
CSPC Pharmaceutical Group Ltd.	1,815,280	1,330,427
CStone Pharmaceuticals (a)(d)	173,500	40,983
Dada Nexus Ltd. ADR (a)	15,600	69,420
Daqin Railway Co. Ltd. Class A	189,500	189,611
Daqo New Energy Corp. ADR (a)	12,000	363,240
DaShenLin Pharmaceutical Group Co. Ltd. Class A	7,257	25,051
DingDong Cayman Ltd. ADR (a)(b)	12,700	24,765
Do-Fluoride New Materials Co. Ltd. Class A	4,620	10,178
Dongfang Electric Corp. Ltd. Class A	54,100	116,134
Dongfeng Motor Group Co. Ltd. Class H	434,000	171,232
Dongyue Group Ltd.	444,000	333,913
DouYu International Holdings Ltd. ADR (a)	37,800	36,802
East Buy Holding Ltd. (a)(b)(d)	76,000	358,562
East Money Information Co. Ltd. Class A	171,940	358,712
Eastern Communications Co. Ltd. Class B	135,500	53,929
E-Commodities Holdings Ltd.	236,000	43,693
Ecovacs Robotics Co. Ltd. Class A	3,400	22,633
Security Description	Shares	Value
ENN Energy Holdings Ltd.	157,700	$1,308,822
ENN Natural Gas Co. Ltd. Class A	24,700	59,057
ESR Group Ltd. (d)	495,000	695,238
Eve Energy Co. Ltd. Class A	21,906	135,662
Everbright Securities Co. Ltd. Class A	35,500	81,176
Everest Medicines Ltd. (a)(b)(d)	30,000	95,763
Excellence Commercial Property & Facilities Management Group Ltd.	69,000	17,797
Fangda Carbon New Material Co. Ltd. Class A (a)	84,400	66,957
Far East Horizon Ltd. (b)	238,000	171,392
FAW Jiefang Group Co. Ltd. Class A (a)	253,201	301,655
FIH Mobile Ltd. (a)	297,000	25,408
FinVolution Group ADR	34,800	173,304
Fire Rock Holdings Ltd. (a)(b)	290,000	11,479
First Tractor Co. Ltd. Class H	108,000	55,021
Flat Glass Group Co. Ltd. Class A	16,900	65,691
Flat Glass Group Co. Ltd. Class H	76,000	170,790
Focus Media Information Technology Co. Ltd. Class A	101,100	99,216
Foshan Haitian Flavouring & Food Co. Ltd. Class A	50,109	261,283
Fosun International Ltd.	432,000	273,039
Fosun Tourism Group (a)(d)	50,600	48,004
Founder Securities Co. Ltd. Class A	100,200	101,771
Foxconn Industrial Internet Co. Ltd. Class A	192,600	520,773
Fu Shou Yuan International Group Ltd.	276,000	192,414
Fufeng Group Ltd.	263,000	148,091
Fuyao Glass Industry Group Co. Ltd. Class A	35,300	178,880
Fuyao Glass Industry Group Co. Ltd. Class H (d)	124,000	568,397
Ganfeng Lithium Group Co. Ltd. Class A	22,280	136,388
Ganfeng Lithium Group Co. Ltd. Class H (d)	73,080	299,996
G-bits Network Technology Xiamen Co. Ltd. Class A	1,600	80,293
GCL Technology Holdings Ltd.	4,121,000	768,230
GD Power Development Co. Ltd. Class A	239,700	121,071
GDS Holdings Ltd. Class A (a)	230,800	318,270
Geely Automobile Holdings Ltd.	1,218,000	1,436,994
GEM Co. Ltd. Class A	32,900	27,500

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Gemdale Corp. Class A	24,500	$22,934
Gemdale Properties & Investment Corp. Ltd.	808,000	33,530
Genertec Universal Medical Group Co. Ltd. (d)	93,000	46,430
Genscript Biotech Corp. (a)(b)	228,000	601,161
GF Securities Co. Ltd. Class A	60,100	121,013
GF Securities Co. Ltd. Class H	178,200	239,364
GigaDevice Semiconductor, Inc. Class A	6,928	93,758
Ginlong Technologies Co. Ltd. Class A	3,000	32,327
GoerTek, Inc. Class A	28,300	61,294
Golden Solar New Energy Technology Holdings Ltd. (a)(b)	180,000	144,793
Goldwind Science & Technology Co. Ltd. Class A	22,900	29,011
GoodWe Technologies Co. Ltd. Class A	3,383	61,380
Gotion High-tech Co. Ltd. Class A (a)	8,500	27,067
Great Wall Motor Co. Ltd. Class A	14,400	50,736
Great Wall Motor Co. Ltd. Class H (b)	572,500	682,744
Gree Electric Appliances, Inc. of Zhuhai Class A	25,000	124,558
Greentown China Holdings Ltd.	261,000	270,936
Greentown Management Holdings Co. Ltd. (d)	153,000	110,767
Greentown Service Group Co. Ltd.	280,000	125,845
Guangdong Haid Group Co. Ltd. Class A	22,500	139,742
Guangdong Investment Ltd.	604,000	461,184
Guanghui Energy Co. Ltd. Class A	204,300	214,234
Guangzhou Automobile Group Co. Ltd. Class A	48,200	66,223
Guangzhou Automobile Group Co. Ltd. Class H	684,800	338,384
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	10,100	43,557
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	79,044
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	6,600	56,491
Guangzhou R&F Properties Co. Ltd. Class H (a)(b)	333,200	53,606
Security Description	Shares	Value
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	20,107	$139,893
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,860	99,650
Guosen Securities Co. Ltd. Class A	26,700	33,752
Guotai Junan Securities Co. Ltd. Class A	92,200	184,001
H World Group Ltd. ADR (a)	44,500	1,754,635
Haichang Ocean Park Holdings Ltd. (a)(b)(d)	486,000	72,604
Haidilao International Holding Ltd. (b)(d)	331,000	887,530
Haier Smart Home Co. Ltd. Class A	74,500	241,320
Haier Smart Home Co. Ltd. Class H	524,200	1,649,869
Hainan Airlines Holding Co. Ltd. Class A (a)	509,600	103,518
Hainan Airport Infrastructure Co. Ltd. Class A (a)	139,100	75,795
Hainan Meilan International Airport Co. Ltd. Class H (a)	25,000	22,983
Haitian International Holdings Ltd.	104,000	220,433
Haitong Securities Co. Ltd. Class A	118,500	161,833
Haitong Securities Co. Ltd. Class H	714,000	428,481
Hangzhou First Applied Material Co. Ltd. Class A	22,108	86,663
Hangzhou Lion Electronics Co. Ltd. Class A	14,300	64,731
Hangzhou Oxygen Plant Group Co. Ltd. Class A	10,200	45,458
Hangzhou Robam Appliances Co. Ltd. Class A	18,900	69,911
Hangzhou Silan Microelectronics Co. Ltd. Class A	19,900	66,536
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	176,592	186,922
Hangzhou Tigermed Consulting Co. Ltd. Class A	7,900	72,215
Hansoh Pharmaceutical Group Co. Ltd. (d)	306,000	416,499
Harbin Electric Co. Ltd. Class H	36,000	10,986
Health & Happiness H&H International Holdings Ltd.	69,000	85,635
Heilongjiang Agriculture Co. Ltd. Class A	43,700	78,934
Helens International Holdings Co. Ltd. (b)	30,000	23,596
Hello Group, Inc. ADR	33,300	232,434

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Henan Shenhuo Coal & Power Co. Ltd. Class A	24,800	$58,139
Henan Shuanghui Investment & Development Co. Ltd. Class A	58,000	210,084
Hengan International Group Co. Ltd.	154,000	490,599
Hengli Petrochemical Co. Ltd. Class A (a)	61,000	120,564
Hengtong Optic-electric Co. Ltd. Class A	24,600	47,676
Hengyi Petrochemical Co. Ltd. Class A (a)	291,090	293,657
Hithink RoyalFlush Information Network Co. Ltd. Class A	3,600	73,850
Hongfa Technology Co. Ltd. Class A	7,140	32,879
Hope Education Group Co. Ltd. (a)(d)	186,000	11,756
Hopson Development Holdings Ltd. (a)	230,186	139,020
Hoshine Silicon Industry Co. Ltd. Class A	3,500	29,020
Hoyuan Green Energy Co. Ltd. Class A	7,685	44,175
Hua Hong Semiconductor Ltd. (a)(b)(d)	150,000	379,987
Huadian Power International Corp. Ltd. Class A	84,700	59,871
Huadong Medicine Co. Ltd. Class A	11,260	65,281
Huafon Chemical Co. Ltd. Class A	33,800	32,799
Huaibei Mining Holdings Co. Ltd. Class A	25,800	49,399
Hualan Biological Engineering, Inc. Class A	28,860	87,938
Huaneng Power International, Inc. Class A (a)	89,900	97,109
Huaneng Power International, Inc. Class H (a)	864,000	419,211
Huangshan Tourism Development Co. Ltd. Class B (a)	20,400	14,647
Huatai Securities Co. Ltd. Class A	90,300	195,950
Huatai Securities Co. Ltd. Class H (d)	360,000	459,662
Huaxi Securities Co. Ltd. Class A	50,700	57,897
Huaxia Bank Co. Ltd. Class A	152,200	119,491
Huayu Automotive Systems Co. Ltd. Class A	62,800	161,789
Huazhong In-Vehicle Holdings Co. Ltd. (b)	162,000	52,539
Hubei Xingfa Chemicals Group Co. Ltd. Class A	16,000	43,416
Security Description	Shares	Value
Huizhou Desay Sv Automotive Co. Ltd. Class A	6,800	$134,063
Humanwell Healthcare Group Co. Ltd. Class A	11,800	39,178
Hunan Valin Steel Co. Ltd. Class A	44,000	36,114
Hundsun Technologies, Inc. Class A	19,510	86,896
HUTCHMED China Ltd. ADR (a)	21,100	357,434
HUYA, Inc. ADR (a)	25,100	71,284
Hygeia Healthcare Holdings Co. Ltd. Class C (d)	63,000	353,135
iDreamSky Technology Holdings Ltd. (a)(b)(d)	134,400	52,512
IEIT Systems Co. Ltd. Class A	7,900	40,781
Iflytek Co. Ltd. Class A	35,600	247,537
Imeik Technology Development Co. Ltd. Class A	1,900	101,776
Industrial & Commercial Bank of China Ltd. Class A	824,900	529,874
Industrial & Commercial Bank of China Ltd. Class H	13,508,000	6,502,316
Industrial Bank Co. Ltd. Class A	260,900	583,339
Industrial Securities Co. Ltd. Class A	42,900	37,802
Ingenic Semiconductor Co. Ltd. Class A	8,200	82,959
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	292,000	68,935
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	219,500	123,221
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	71,300	259,629
Inner Mongolia Yitai Coal Co. Ltd. Class B (a)	211,600	296,028
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	14,900	14,459
Innovent Biologics, Inc. (a)(b)(d)	232,500	1,135,508
Inspur Digital Enterprise Technology Ltd.	450,000	107,446
iQIYI, Inc. ADR (a)(b)	104,500	495,330
JA Solar Technology Co. Ltd. Class A	34,160	119,935
Jacobio Pharmaceuticals Group Co. Ltd. (a)(d)	52,200	21,328
Jason Furniture Hangzhou Co. Ltd. Class A	5,330	29,621
JCET Group Co. Ltd. Class A	57,900	242,384
JD Health International, Inc. (a)(d)	224,250	1,162,503
JD Logistics, Inc. (a)(d)	392,700	498,907

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
JD.com, Inc. Class A	485,954	$7,141,774
Jiangsu Eastern Shenghong Co. Ltd. Class A	75,300	119,372
Jiangsu Expressway Co. Ltd. Class H	224,000	202,210
Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,468	118,122
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	78,324	483,119
Jiangsu King's Luck Brewery JSC Ltd. Class A	7,700	62,006
Jiangsu Pacific Quartz Co. Ltd. Class A	6,800	99,558
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	14,700	261,082
Jiangsu Yangnong Chemical Co. Ltd. Class A	2,730	25,855
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	72,900	344,601
Jiangsu Zhongtian Technology Co. Ltd. Class A	24,900	50,752
Jiangxi Copper Co. Ltd. Class A	32,700	86,443
Jiangxi Copper Co. Ltd. Class H	192,000	301,048
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	14,700	17,917
Jinan Acetate Chemical Co. Ltd.	11,496	393,522
Jinchuan Group International Resources Co. Ltd. (b)	832,000	45,680
Jinko Solar Co. Ltd. Class A	79,291	109,919
JinkoSolar Holding Co. Ltd. ADR (a)(b)	8,400	255,108
Jinxin Fertility Group Ltd. (a)(d)	297,000	141,829
JiuGui Liquor Co. Ltd. Class A	2,200	26,636
Jiumaojiu International Holdings Ltd. (b)(d)	188,000	255,888
Jointown Pharmaceutical Group Co. Ltd. Class A	52,001	77,298
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (a)	5,170	24,510
JOYY, Inc. ADR	11,700	445,887
Juewei Food Co. Ltd. Class A	4,000	20,632
Kangji Medical Holdings Ltd.	92,000	79,174
Kanzhun Ltd. ADR (a)	49,400	749,398
KE Holdings, Inc. ADR	142,100	2,205,392
Keda Industrial Group Co. Ltd. Class A	17,700	28,254
Kerry Logistics Network Ltd.	101,500	90,719
Keymed Biosciences, Inc. (a)(d)	36,000	229,371
Security Description	Shares	Value
Kingboard Holdings Ltd.	162,000	$363,638
Kingdee International Software Group Co. Ltd. (a)	624,000	768,064
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	32,200	158,746
Kingsoft Corp. Ltd.	191,200	693,333
Konka Group Co. Ltd. Class B (a)	8,900	1,409
Kuaishou Technology (a)(d)	488,100	3,916,965
Kuang-Chi Technologies Co. Ltd. Class A	107,500	213,060
Kunlun Energy Co. Ltd.	1,042,000	898,064
Kunlun Tech Co. Ltd. Class A (a)	14,200	74,725
Kweichow Moutai Co. Ltd. Class A	15,900	3,925,052
KWG Group Holdings Ltd. (a)(b)	805,500	93,593
LB Group Co. Ltd. Class A	11,000	27,735
Lee & Man Paper Manufacturing Ltd.	156,000	45,614
Lenovo Group Ltd.	1,508,000	1,553,855
Lens Technology Co. Ltd. Class A	26,800	45,171
Lepu Biopharma Co. Ltd. Class H (a)(b)(d)	112,000	54,342
Lepu Medical Technology Beijing Co. Ltd. Class A	9,700	21,874
LexinFintech Holdings Ltd. ADR	28,100	62,101
Li Auto, Inc. Class A (a)	233,700	4,126,830
Li Ning Co. Ltd.	505,000	2,124,626
Lifetech Scientific Corp. (a)	1,054,000	322,989
Lingyi iTech Guangdong Co. Class A	50,400	39,569
Linklogis, Inc. Class B (d)	122,000	27,260
Longfor Group Holdings Ltd. (d)	402,275	723,205
LONGi Green Energy Technology Co. Ltd. Class A	86,492	323,852
Lonking Holdings Ltd.	174,000	30,437
Lufax Holding Ltd. ADR	136,200	144,372
Luxshare Precision Industry Co. Ltd. Class A	73,168	299,471
Luye Pharma Group Ltd. (a)(b)(d)	305,000	136,692
Luzhou Laojiao Co. Ltd. Class A	18,500	550,118
Mango Excellent Media Co. Ltd. Class A	9,700	37,691
Maoyan Entertainment (a)(d)	41,600	61,828
Maxscend Microelectronics Co. Ltd. Class A	4,000	64,070
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	24,000	22,400

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Meitu, Inc. (b)(d)	814,000	$363,771
Meituan Class B (a)(d)	1,059,910	15,509,195
Metallurgical Corp. of China Ltd. Class A	116,300	58,583
Microport Scientific Corp. (a)(b)	163,208	246,734
Midea Real Estate Holding Ltd. (b)(d)	42,400	33,132
Ming Yang Smart Energy Group Ltd. Class A	25,500	55,230
Ming Yuan Cloud Group Holdings Ltd. (a)(b)	94,000	41,168
MINISO Group Holding Ltd. ADR	21,700	562,030
Minth Group Ltd.	152,000	391,070
MMG Ltd. (a)	576,000	176,510
Mobvista, Inc. (a)(d)	53,000	21,317
Montage Technology Co. Ltd. Class A	9,953	67,895
Muyuan Foods Co. Ltd. Class A	56,823	295,512
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	44,159	76,914
NARI Technology Co. Ltd. Class A	92,928	283,028
National Silicon Industry Group Co. Ltd. Class A (a)	32,816	89,047
NAURA Technology Group Co. Ltd. Class A	5,200	172,221
NavInfo Co. Ltd. Class A (a)	34,200	47,551
Nayuki Holdings Ltd. (a)(b)	70,000	36,913
NetDragon Websoft Holdings Ltd.	53,500	98,914
NetEase, Inc.	403,100	8,209,357
New China Life Insurance Co. Ltd. Class A	25,600	129,410
New China Life Insurance Co. Ltd. Class H	154,000	371,243
New Hope Liuhe Co. Ltd. Class A (a)	42,400	64,015
New Horizon Health Ltd. (a)(b)(d)	46,000	110,421
New Oriental Education & Technology Group, Inc. (a)	312,900	1,905,722
Nexteer Automotive Group Ltd.	160,000	87,234
Ninestar Corp. Class A	16,800	59,630
Ningbo Deye Technology Co. Ltd. Class A	5,400	57,396
Ningbo Joyson Electronic Corp. Class A	16,900	40,384
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,600	57,919
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	4,054	23,353
Security Description	Shares	Value
Ningbo Shanshan Co. Ltd. Class A	19,400	$37,012
Ningbo Tuopu Group Co. Ltd. Class A	16,500	167,882
Ningxia Baofeng Energy Group Co. Ltd. Class A	107,000	210,013
NIO, Inc. ADR (a)	293,900	2,656,856
Noah Holdings Ltd. ADR	6,600	82,302
Nongfu Spring Co. Ltd. Class H (d)	377,000	2,166,155
North Industries Group Red Arrow Co. Ltd. Class A	5,600	11,345
Ocumension Therapeutics (a)(d)	19,000	18,559
Offshore Oil Engineering Co. Ltd. Class A	92,400	82,181
Oppein Home Group, Inc. Class A	6,300	82,916
Orient Securities Co. Ltd. Class A	41,728	54,868
Ovctek China, Inc. Class A	4,620	16,284
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	49,000	24,750
PDD Holdings, Inc. ADR (a)	125,000	12,258,750
Peijia Medical Ltd. (a)(d)	176,000	156,857
People's Insurance Co. Group of China Ltd. Class A	77,000	62,355
People's Insurance Co. Group of China Ltd. Class H	2,128,000	763,508
Perfect World Co. Ltd. Class A	10,650	19,295
PetroChina Co. Ltd. Class A	224,400	245,783
PetroChina Co. Ltd. Class H	4,458,000	3,358,364
Pharmaron Beijing Co. Ltd. Class A	10,800	46,101
PICC Property & Casualty Co. Ltd. Class H	1,483,700	1,905,811
Ping An Bank Co. Ltd. Class A	200,400	308,064
Ping An Healthcare & Technology Co. Ltd. (a)(b)(d)	129,500	302,261
Ping An Insurance Group Co. of China Ltd. Class A	131,990	875,012
Ping An Insurance Group Co. of China Ltd. Class H	1,420,000	8,131,795
Poly Developments & Holdings Group Co. Ltd. Class A	136,000	237,812
Poly Property Group Co. Ltd.	196,120	44,574
Pop Mart International Group Ltd. (d)	154,800	457,570
Postal Savings Bank of China Co. Ltd. Class A	334,800	228,385
Postal Savings Bank of China Co. Ltd. Class H (d)	1,818,000	919,231

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Power Construction Corp. of China Ltd. Class A	142,200	$104,419
Powerlong Real Estate Holdings Ltd. (a)(b)	913,000	109,581
Prosus NV	316,059	9,342,799
Pylon Technologies Co. Ltd. Class A	1,591	28,541
Q Technology Group Co. Ltd. (a)	47,000	19,264
Qifu Technology, Inc. ADR	24,100	370,176
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	92,800	218,570
Radiance Holdings Group Co. Ltd. (a)(b)	99,000	38,301
Raytron Technology Co. Ltd. Class A	5,962	39,033
Redco Properties Group Ltd. (a)(b)(c)(d)	108,000	13,755
Riyue Heavy Industry Co. Ltd. Class A	13,800	30,078
RLX Technology, Inc. ADR (a)(b)	114,100	172,291
Rongsheng Petrochemical Co. Ltd. Class A	103,050	168,456
SAIC Motor Corp. Ltd. Class A	168,400	342,081
Sailun Group Co. Ltd. Class A	11,700	20,250
Sanan Optoelectronics Co. Ltd. Class A	59,300	125,506
Sangfor Technologies, Inc. Class A (a)	5,800	74,282
Sany Heavy Equipment International Holdings Co. Ltd.	192,000	303,499
Sany Heavy Industry Co. Ltd. Class A	99,800	217,661
Satellite Chemical Co. Ltd. Class A	24,680	51,929
SDIC Capital Co. Ltd. Class A	78,900	74,614
SDIC Power Holdings Co. Ltd. Class A	88,700	143,293
Seazen Group Ltd. (a)	491,333	89,711
Seazen Holdings Co. Ltd. Class A (a)	13,900	25,279
Seres Group Co. Ltd. Class A (a)	18,000	137,661
SF Holding Co. Ltd. Class A	50,900	285,039
SG Micro Corp. Class A	6,305	67,301
Shaanxi Coal Industry Co. Ltd. Class A	99,600	252,358
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	39,150	45,245
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	33,800	83,134
Security Description	Shares	Value
Shandong Gold Mining Co. Ltd. Class A	37,600	$129,587
Shandong Gold Mining Co. Ltd. Class H (d)	133,750	253,092
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	13,650	60,140
Shandong Linglong Tyre Co. Ltd. Class A	25,208	70,305
Shandong Nanshan Aluminum Co. Ltd. Class A	82,200	35,426
Shandong Sun Paper Industry JSC Ltd. Class A	17,800	29,953
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	546,000	479,641
Shanghai Aiko Solar Energy Co. Ltd. Class A	34,580	105,889
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	6,664	26,370
Shanghai Baosight Software Co. Ltd. Class A	43,400	269,130
Shanghai Baosight Software Co. Ltd. Class B	137,297	289,010
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	100,625	49,105
Shanghai Electric Group Co. Ltd. Class A (a)	55,900	35,907
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	22,400	87,931
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (b)	81,000	190,300
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	4,669	30,568
Shanghai Haixin Group Co. Class B	42,000	12,726
Shanghai Highly Group Co. Ltd. Class B	24,100	7,519
Shanghai Industrial Holdings Ltd.	53,000	66,590
Shanghai International Airport Co. Ltd. Class A (a)	18,700	97,251
Shanghai International Port Group Co. Ltd. Class A	192,900	136,353
Shanghai Jinjiang International Hotels Co. Ltd. Class A	5,500	28,384
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	85,900	76,451
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	14,779	78,096
Shanghai M&G Stationery, Inc. Class A	6,100	30,560

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	62,000	$62,248
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	25,600	63,528
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	142,300	222,030
Shanghai Pudong Development Bank Co. Ltd. Class A	432,700	421,668
Shanghai Putailai New Energy Technology Co. Ltd. Class A	29,232	117,518
Shanghai RAAS Blood Products Co. Ltd. Class A	455,400	435,039
Shanghai Rural Commercial Bank Co. Ltd. Class A	234,900	194,736
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	42,500	43,400
Shangri-La Asia Ltd. (a)	388,000	265,541
Shanxi Coking Coal Energy Group Co. Ltd. Class A	129,480	178,783
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	68,800	179,324
Shanxi Meijin Energy Co. Ltd. Class A (a)	34,400	33,145
Shanxi Taigang Stainless Steel Co. Ltd. Class A	42,100	23,345
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	16,860	554,228
Shede Spirits Co. Ltd. Class A	4,100	70,343
Shengyi Technology Co. Ltd. Class A	55,900	117,850
Shennan Circuits Co. Ltd. Class A	9,560	87,350
Shenwan Hongyuan Group Co. Ltd. Class A	224,600	133,482
Shenzhen Capchem Technology Co. Ltd. Class A	9,000	54,130
Shenzhen Dynanonic Co. Ltd. Class A	3,840	40,351
Shenzhen Energy Group Co. Ltd. Class A	52,200	45,711
Shenzhen Inovance Technology Co. Ltd. Class A	30,750	280,626
Shenzhen International Holdings Ltd.	269,246	166,047
Shenzhen Investment Ltd.	724,301	115,602
Shenzhen Kangtai Biological Products Co. Ltd. Class A (a)	15,360	61,708
Shenzhen Kedali Industry Co. Ltd. Class A	1,200	15,841
Security Description	Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,900	$588,818
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	8,600	74,978
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	50,300	29,203
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	7,200	29,301
Shenzhen SC New Energy Technology Corp. Class A	4,900	51,080
Shenzhen Senior Technology Material Co. Ltd. Class A	5,900	10,584
Shenzhen Transsion Holdings Co. Ltd. Class A	9,747	194,973
Shenzhou International Group Holdings Ltd.	170,400	1,631,798
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	17,400	56,028
Shimao Services Holdings Ltd. (a)(b)(d)	71,000	11,967
Shoucheng Holdings Ltd.	712,000	146,366
Shougang Fushan Resources Group Ltd.	244,000	82,872
Shui On Land Ltd.	328,000	29,735
Sichuan Chuantou Energy Co. Ltd. Class A	76,700	155,806
Sichuan Expressway Co. Ltd. Class H	20,000	6,359
Sichuan New Energy Power Co. Ltd. Class A (a)	6,400	10,453
Sichuan Road & Bridge Group Co. Ltd. Class A	55,160	65,640
Sichuan Swellfun Co. Ltd. Class A	3,400	28,149
Sieyuan Electric Co. Ltd. Class A	11,100	78,736
Sihuan Pharmaceutical Holdings Group Ltd. (b)	463,000	36,062
Silergy Corp.	66,000	622,574
Sinoma Science & Technology Co. Ltd. Class A	11,600	32,735
Sinomine Resource Group Co. Ltd. Class A	3,080	15,392
Sino-Ocean Group Holding Ltd. (a)(b)	296,000	17,196
Sinopec Engineering Group Co. Ltd. Class H	563,000	253,757
Sinopec Kantons Holdings Ltd.	120,000	48,264
Sinopec Shanghai Petrochemical Co. Ltd. Class A (a)	133,200	56,675
Sinopharm Group Co. Ltd. Class H	307,200	890,395

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Sinotruk Hong Kong Ltd.	174,000	$335,032
SITC International Holdings Co. Ltd.	281,000	472,169
Skshu Paint Co. Ltd. Class A (a)	3,528	33,184
Smoore International Holdings Ltd. (b)(d)	343,000	311,386
SOHO China Ltd. (a)	353,000	41,467
Sohu.com Ltd. ADR (a)	8,000	75,360
Songcheng Performance Development Co. Ltd. Class A	32,040	53,739
Spring Airlines Co. Ltd. Class A (a)	11,800	88,608
StarPower Semiconductor Ltd. Class A	1,900	46,847
Sun King Technology Group Ltd. (a)	146,000	29,081
Sunac Services Holdings Ltd. (b)(d)	325,000	102,498
Sungrow Power Supply Co. Ltd. Class A	16,700	205,170
Sunny Optical Technology Group Co. Ltd.	142,000	991,771
Sunwoda Electronic Co. Ltd. Class A	18,900	43,840
SUPCON Technology Co. Ltd. Class A	13,438	88,163
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	11,100	26,418
Suzhou Maxwell Technologies Co. Ltd. Class A	2,048	35,592
SY Holdings Group Ltd.	92,500	59,999
TAL Education Group ADR (a)	99,800	909,178
TBEA Co. Ltd. Class A	146,900	298,810
TCL Electronics Holdings Ltd. (a)	73,000	28,429
TCL Technology Group Corp. Class A (a)	153,890	86,178
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	81,375	261,133
Tencent Holdings Ltd.	1,403,000	54,852,761
Tencent Music Entertainment Group ADR (a)	165,500	1,055,890
Theme International Holdings Ltd. (a)(b)	750,000	62,246
Thunder Software Technology Co. Ltd. Class A	6,400	67,261
TI Fluid Systems PLC (d)	59,340	89,231
Tiangong International Co. Ltd.	104,000	33,862
Tianli International Holdings Ltd.	430,000	138,907
Tianma Microelectronics Co. Ltd. Class A (a)	57,200	72,386
Security Description	Shares	Value
Tianneng Power International Ltd. (b)	78,000	$73,898
Tianqi Lithium Corp. Class A	15,200	114,599
Tianshui Huatian Technology Co. Ltd. Class A	237,400	292,606
Tingyi Cayman Islands Holding Corp.	442,000	617,412
Titan Wind Energy Suzhou Co. Ltd. Class A (a)	11,000	19,491
Tong Ren Tang Technologies Co. Ltd. Class H	51,000	40,569
Tongcheng Travel Holdings Ltd. (a)	306,400	672,904
Tongdao Liepin Group (a)	19,400	17,339
TongFu Microelectronics Co. Ltd. Class A	89,900	236,542
Tongkun Group Co. Ltd. Class A (a)	12,700	25,711
Tongling Nonferrous Metals Group Co. Ltd. Class A	346,900	151,887
Tongwei Co. Ltd. Class A	46,800	207,222
Topchoice Medical Corp. Class A (a)	2,000	24,212
Topsports International Holdings Ltd. (d)	301,000	228,675
Towngas Smart Energy Co. Ltd. (b)	104,722	46,131
TravelSky Technology Ltd. Class H	177,000	306,908
Trina Solar Co. Ltd. Class A	19,751	82,872
Trip.com Group Ltd. (a)	115,250	4,108,582
Triumph New Energy Co. Ltd. Class H (a)	34,000	22,054
Tsingtao Brewery Co. Ltd. Class A	4,500	54,019
Tsingtao Brewery Co. Ltd. Class H	140,000	1,145,834
Tuya, Inc. ADR (a)(b)	50,200	77,810
Unigroup Guoxin Microelectronics Co. Ltd. Class A (a)	11,519	137,866
Uni-President China Holdings Ltd.	197,000	138,345
Unisplendour Corp. Ltd. Class A (a)	53,180	172,042
Up Fintech Holding Ltd. ADR (a)	21,800	111,616
Venus MedTech Hangzhou, Inc. Class H (a)(d)	26,500	15,734
Vipshop Holdings Ltd. ADR (a)	86,000	1,376,860
Viva Biotech Holdings (a)(d)	81,500	13,112
Vnet Group, Inc. ADR (a)(b)	24,100	75,433
VSTECS Holdings Ltd.	136,000	76,406
Walvax Biotechnology Co. Ltd. Class A	21,900	70,758
Wanhua Chemical Group Co. Ltd. Class A	34,300	415,795

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Want Want China Holdings Ltd.	1,015,000	$662,251
Weibo Corp. ADR	16,510	207,035
Weichai Power Co. Ltd. Class A	79,100	136,036
Weichai Power Co. Ltd. Class H	393,000	534,916
Weihai Guangwei Composites Co. Ltd. Class A	16,320	61,488
Weimob, Inc. (a)(b)(d)	359,000	155,392
Wens Foodstuffs Group Co. Ltd. Class A	85,960	205,056
West China Cement Ltd.	262,000	24,421
Western Securities Co. Ltd. Class A	30,800	27,901
Western Superconducting Technologies Co. Ltd. Class A	6,753	42,414
Will Semiconductor Co. Ltd. Shanghai Class A	10,935	139,671
Wilmar International Ltd.	438,000	1,196,967
Wingtech Technology Co. Ltd. Class A (a)	8,000	47,929
Wuchan Zhongda Group Co. Ltd. Class A	175,700	114,308
Wuhan Guide Infrared Co. Ltd. Class A	60,642	63,424
Wuliangye Yibin Co. Ltd. Class A	46,700	1,000,566
Wuling Motors Holdings Ltd. (b)	320,000	22,472
WUS Printed Circuit Kunshan Co. Ltd. Class A	13,640	42,142
WuXi AppTec Co. Ltd. Class A	28,200	333,566
WuXi AppTec Co. Ltd. Class H (b)(d)	72,203	864,295
Wuxi Biologics Cayman, Inc. (a)(d)	802,500	4,677,583
XCMG Construction Machinery Co. Ltd. Class A	112,400	98,272
XD, Inc. (a)	57,400	104,072
Xiabuxiabu Catering Management China Holdings Co. Ltd. (d)	140,500	59,201
Xiamen C & D, Inc. Class A	72,000	98,032
Xiamen Faratronic Co. Ltd. Class A	1,900	25,278
Xiamen Tungsten Co. Ltd. Class A	14,700	34,602
Xiaomi Corp. Class B (a)(d)	3,181,800	5,013,300
Xinhua Winshare Publishing & Media Co. Ltd. Class H	66,000	51,995
Xinjiang Daqo New Energy Co. Ltd. Class A	21,185	117,560
Xinyi Glass Holdings Ltd.	347,477	449,883
Xinyi Solar Holdings Ltd.	945,811	707,681
XPeng, Inc. Class A (a)	217,700	1,944,383
Security Description	Shares	Value
Xtep International Holdings Ltd.	289,077	$267,970
Yadea Group Holdings Ltd. (d)	252,000	467,844
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	9,500	45,585
Yangzijiang Shipbuilding Holdings Ltd.	524,200	637,535
Yankuang Energy Group Co. Ltd. Class A	41,550	115,484
Yankuang Energy Group Co. Ltd. Class H (b)	506,000	956,198
Yanlord Land Group Ltd. (a)	128,800	62,281
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	11,700	51,211
Yeahka Ltd. (a)(b)	28,000	52,912
Yealink Network Technology Corp. Ltd. Class A	11,760	57,527
Yifeng Pharmacy Chain Co. Ltd. Class A	9,682	46,604
Yihai International Holding Ltd.	76,000	131,004
Yihai Kerry Arawana Holdings Co. Ltd. Class A	10,000	47,188
Yixin Group Ltd. (b)(d)	141,000	12,782
YongXing Special Materials Technology Co. Ltd. Class A	4,420	27,555
Yonyou Network Technology Co. Ltd. Class A	51,830	118,233
Youdao, Inc. ADR (a)(b)	10,100	40,602
Youngor Group Co. Ltd. Class A	208,500	203,470
YTO Express Group Co. Ltd. Class A	44,600	92,007
Yuexiu Property Co. Ltd.	397,540	458,357
Yuexiu Transport Infrastructure Ltd.	208,000	110,217
Yum China Holdings, Inc.	86,900	4,842,068
Yunda Holding Co. Ltd. Class A	18,850	25,510
Yunnan Aluminium Co. Ltd. Class A	41,400	85,803
Yunnan Baiyao Group Co. Ltd. Class A	12,880	94,226
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	4,100	52,509
Yunnan Energy New Material Co. Ltd. Class A	8,000	65,772
Yunnan Yuntianhua Co. Ltd. Class A	19,100	44,802
Zai Lab Ltd. ADR (a)(b)	17,795	432,596
Zangge Mining Co. Ltd. Class A	16,400	51,367

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	5,600	$211,533
Zhaojin Mining Industry Co. Ltd. Class H	266,500	371,583
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	140,100	92,878
Zhejiang China Commodities City Group Co. Ltd. Class A	66,500	82,512
Zhejiang Chint Electrics Co. Ltd. Class A	13,200	42,196
Zhejiang Dahua Technology Co. Ltd. Class A	49,600	151,610
Zhejiang Dingli Machinery Co. Ltd. Class A	8,260	59,804
Zhejiang Expressway Co. Ltd. Class H (b)	328,000	244,581
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	27,000	62,814
Zhejiang Huayou Cobalt Co. Ltd. Class A	18,890	97,253
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	20,600	134,897
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	11,900	47,334
Zhejiang Juhua Co. Ltd. Class A	28,100	58,701
Zhejiang NHU Co. Ltd. Class A	16,848	37,554
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	21,800	88,867
Zhejiang Supor Co. Ltd. Class A	3,800	25,286
Zhejiang Weiming Environment Protection Co. Ltd. Class A	23,400	56,848
Zhejiang Zheneng Electric Power Co. Ltd. Class A (a)	134,200	78,283
Zheshang Securities Co. Ltd. Class A	21,700	30,022
ZhongAn Online P&C Insurance Co. Ltd. Class H (a)(d)	166,300	490,501
Zhongji Innolight Co. Ltd. Class A	9,500	150,993
Zhongjin Gold Corp. Ltd. Class A	58,800	88,292
Zhongsheng Group Holdings Ltd.	193,000	543,377
Zhongtai Securities Co. Ltd. Class A	72,500	70,652
Zhou Hei Ya International Holdings Co. Ltd. (a)(b)(d)	202,000	69,897
Zhuzhou CRRC Times Electric Co. Ltd. Class A	2,088	11,400
Security Description	Shares	Value
Zhuzhou CRRC Times Electric Co. Ltd. Class H	99,800	$345,331
Zhuzhou Kibing Group Co. Ltd. Class A	19,700	22,172
Zijin Mining Group Co. Ltd. Class A	239,700	399,075
Zijin Mining Group Co. Ltd. Class H (b)	1,150,000	1,759,099
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	87,400	82,173
ZTE Corp. Class A	41,400	185,698
ZTE Corp. Class H	150,800	455,374
ZTO Express Cayman, Inc. ADR	91,300	2,206,721
		433,698,329
COLOMBIA — 0.0% (f)
Bancolombia SA	45,934	349,787
Bancolombia SA ADR (b)	5,003	133,480
Bancolombia SA Preference Shares (g)	65,472	438,210
Frontera Energy Corp. (a)	10,400	82,692
Interconexion Electrica SA ESP	67,960	250,611
		1,254,780
CYPRUS — 0.0% (f)
Atalaya Mining PLC	22,612	93,837
CZECH REPUBLIC — 0.0% (f)
CEZ AS	32,754	1,395,363
Komercni Banka AS	11,765	343,683
Moneta Money Bank AS (d)	69,836	254,402
Philip Morris CR AS	128	95,482
		2,088,930
DENMARK — 2.0%
ALK-Abello AS (a)	28,843	325,360
Alm Brand AS	158,651	238,544
Ambu AS Class B (a)	39,949	418,934
AP Moller - Maersk AS Class A	634	1,127,899
AP Moller - Maersk AS Class B	1,030	1,862,371
Bavarian Nordic AS (a)	17,542	394,765
Better Collective AS (a)	4,859	109,576
Carlsberg AS Class B	20,466	2,590,214
cBrain AS	6,793	192,702
Cementir Holding NV	5,474	43,467
Chemometec AS (a)	3,082	147,204
Chr Hansen Holding AS	23,817	1,462,186
Coloplast AS Class B	29,141	3,093,170
D/S Norden AS	5,060	282,340
Danske Bank AS	149,218	3,481,937
Demant AS (a)	23,529	977,480
Dfds AS	10,740	355,601
DSV AS	39,498	7,396,902
FLSmidth & Co. AS	11,386	516,017

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Genmab AS (a)	14,105	$5,022,623
GN Store Nord AS (a)	29,911	542,528
H Lundbeck AS	75,388	407,809
H Lundbeck AS Class A	11,647	55,199
ISS AS	32,910	507,911
Jyske Bank AS (a)	9,861	724,118
Matas AS	12,409	171,956
Netcompany Group AS (a)(d)	10,664	406,835
Nilfisk Holding AS (a)	3,415	60,220
NKT AS (a)	12,601	660,179
Novo Nordisk AS Class B	682,987	62,439,705
Novozymes AS Class B	45,439	1,836,734
NTG Nordic Transport Group AS Class A (a)	2,507	129,386
Orsted AS (d)	39,315	2,149,620
Pandora AS	18,409	1,912,203
Per Aarsleff Holding AS	4,610	212,068
Ringkjoebing Landbobank AS	5,806	841,652
ROCKWOOL AS Class B	2,209	537,101
Royal Unibrew AS	11,896	921,859
Scandinavian Tobacco Group AS Class A (d)	19,269	294,102
Schouw & Co. AS	2,520	168,341
Solar AS Class B	2,841	191,600
Spar Nord Bank AS	22,983	356,988
Sydbank AS	12,130	579,013
Topdanmark AS	9,578	417,215
Trifork Holding AG (b)	4,282	72,104
Tryg AS	73,658	1,352,746
Vestas Wind Systems AS (a)	216,120	4,650,606
Zealand Pharma AS (a)	12,899	560,046
		113,199,136
EGYPT — 0.0% (f)
Centamin PLC	201,929	205,921
Commercial International Bank Egypt SAE	494,266	959,740
Eastern Co. SAE	208,719	162,652
EFG Holding S.A.E. (a)	146,048	69,715
E-Finance for Digital & Financial Investments	67,568	40,519
ElSewedy Electric Co.	69,110	52,626
Energean PLC	26,771	373,479
Talaat Moustafa Group	131,579	58,551
Telecom Egypt Co.	60,241	58,272
		1,981,475
FAEROE ISLANDS — 0.0% (f)
Bakkafrost P	9,918	510,307
FINLAND — 0.7%
Aktia Bank Oyj	16,282	156,871
Anora Group Oyj	4,874	23,170
Cargotec Oyj Class B	10,055	422,210
Caverion Oyj	14,031	127,904
Citycon Oyj (a)(b)	19,217	107,936
Elisa Oyj	28,862	1,341,175
Finnair Oyj (a)	99,297	54,247
Security Description	Shares	Value
Fortum Oyj (b)	100,257	$1,167,087
F-Secure Oyj	72,863	134,693
Huhtamaki Oyj (b)	23,082	761,246
Incap Oyj (a)(b)	16,707	150,176
Kemira Oyj	29,134	454,665
Kempower Oyj (a)(b)	5,722	294,306
Kesko Oyj Class B	61,764	1,109,713
Kojamo Oyj	24,325	216,334
Kone Oyj Class B	72,568	3,067,108
Konecranes Oyj	13,332	444,066
Marimekko Oyj	8,480	94,361
Metsa Board Oyj Class B (b)	32,480	261,522
Metso Oyj	146,578	1,544,756
Musti Group Oyj (a)	7,349	140,054
Neste Oyj (b)	90,328	3,072,745
Nokia Oyj (e)	1,118,832	4,226,522
Nokia Oyj (e)	12,368	46,872
Nokian Renkaat Oyj	27,502	216,869
Nordea Bank Abp (e)	681,663	7,536,805
Nordea Bank Abp (e)	1,995	21,992
Orion Oyj Class B	25,007	985,443
Outokumpu Oyj (b)	95,888	402,939
Puuilo Oyj	13,810	117,775
QT Group Oyj (a)	3,760	207,166
Revenio Group Oyj	3,977	86,318
Sampo Oyj Class A	96,465	4,185,383
Stora Enso Oyj Class R	118,049	1,486,064
TietoEVRY Oyj	26,003	586,403
Tokmanni Group Corp.	9,924	138,168
UPM-Kymmene Oyj	113,339	3,896,324
Uponor Oyj	11,690	351,996
Valmet Oyj (b)	33,438	766,818
Wartsila Oyj Abp	106,527	1,213,008
YIT Oyj (b)	22,823	52,532
		41,671,742
FRANCE — 5.8%
ABC arbitrage	11,541	70,870
Abivax SA (a)	3,874	61,524
Accor SA	37,205	1,258,142
Adevinta ASA (a)	68,556	682,284
Aeroports de Paris SA	5,999	710,726
Air France-KLM (a)	23,525	296,345
Air Liquide SA	108,849	18,420,582
Airbus SE	123,199	16,562,883
Alstom SA	66,462	1,590,286
Altarea SCA REIT	669	61,552
Alten SA	6,123	807,748
Amundi SA (d)	11,804	666,741
Antin Infrastructure Partners SA	8,410	108,897
Arkema SA	13,481	1,335,383
Atos SE (a)	36,850	257,811
Aubay	1,140	46,770
AXA SA	381,406	11,379,468
Believe SA (a)	2,588	23,619
Beneteau SA	8,515	103,315

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
BioMerieux	8,242	$801,241
BNP Paribas SA	218,049	13,950,833
Boiron SA	454	25,812
Bollore SE	180,061	970,355
Bonduelle SCA	1,324	14,803
Bouygues SA	44,223	1,551,651
Bureau Veritas SA	65,075	1,619,796
Capgemini SE	34,216	6,006,303
Carmila SA REIT	13,309	199,809
Carrefour SA	124,176	2,141,011
CGG SA (a)	253,845	181,197
Cie de Saint-Gobain SA	99,656	6,001,454
Cie des Alpes	3,159	43,480
Cie Generale des Etablissements Michelin SCA	143,447	4,414,992
Cie Plastic Omnium SE	11,639	189,771
Clariane SE	11,920	71,936
Coface SA	21,848	279,429
Covivio SA REIT	10,273	457,902
Credit Agricole SA	251,546	3,113,864
Danone SA	133,366	7,379,178
Dassault Aviation SA	4,929	930,994
Dassault Systemes SE	139,187	5,201,221
Derichebourg SA	21,744	110,043
Edenred SE	51,871	3,255,564
Eiffage SA	16,395	1,562,933
Elior Group SA (a)(d)	27,606	56,731
Elis SA	52,344	923,284
Engie SA	379,027	5,830,814
Equasens	1,458	112,533
Eramet SA	1,844	141,056
Esker SA	1,312	173,913
EssilorLuxottica SA	61,275	10,714,740
Etablissements Maurel et Prom SA	19,383	100,392
Eurazeo SE	9,056	541,245
Euroapi SA (a)	8,007	101,136
Eutelsat Communications SA	35,649	210,985
Fnac Darty SA	3,252	79,879
Forvia SE (a)(e)	25,871	537,136
Forvia SE (a)(e)	5,581	117,469
Gaztransport Et Technigaz SA	6,607	814,936
Gecina SA REIT	9,555	978,757
Getlink SE	88,598	1,417,365
Hermes International SCA	6,582	12,054,445
ICADE REIT	6,427	212,711
ID Logistics Group SACA (a)	626	165,363
Imerys SA	6,084	180,360
Interparfums SA	4,314	240,248
Ipsen SA	7,621	1,002,137
IPSOS SA	8,108	373,762
JCDecaux SE (a)	11,798	200,108
Kaufman & Broad SA	1,893	55,316
Kering SA	15,411	7,047,052
Security Description	Shares	Value
Klepierre SA REIT	43,474	$1,069,233
La Francaise des Jeux SAEM (d)	26,282	857,043
Legrand SA	55,475	5,127,492
LISI	3,302	77,786
L'Oreal SA	50,124	20,866,647
LVMH Moet Hennessy Louis Vuitton SE	57,387	43,527,381
Maisons du Monde SA (d)	4,452	34,338
Manitou BF SA	1,060	25,476
Mercialys SA REIT	19,512	176,216
Mersen SA	4,122	164,966
Metropole Television SA	3,965	50,291
Neoen SA (d)	14,227	416,036
Nexans SA	5,339	435,538
Nexity SA	6,162	91,141
Orange SA	393,722	4,527,026
OVH Groupe SAS (a)	7,750	70,566
Pernod Ricard SA	42,316	7,072,006
PEUGEOT INVEST	1,682	177,904
Pierre Et Vacances SA (a)	161,476	214,045
Publicis Groupe SA	48,638	3,695,316
Quadient SA	11,950	241,654
Remy Cointreau SA	4,648	569,122
Renault SA	39,948	1,644,216
Rexel SA	49,366	1,113,271
Rubis SCA	19,510	438,738
Safran SA	71,037	11,179,278
Sartorius Stedim Biotech	5,624	1,345,697
SCOR SE	30,776	960,253
SEB SA	5,065	475,392
Seche Environnement SA	2,725	317,937
SES-imagotag SA (a)	1,255	146,692
SMCP SA (a)(d)	4,538	18,450
Societe BIC SA	5,024	332,182
Societe Generale SA	159,480	3,891,136
Sodexo SA	19,291	1,991,782
SOITEC (a)	6,126	1,023,151
Sopra Steria Group SACA	3,094	641,724
SPIE SA	28,268	823,639
Technip Energies NV	29,256	730,076
Teleperformance SE	12,024	1,520,011
Television Francaise 1 SA	4,354	33,398
Thales SA	22,438	3,161,955
TotalEnergies SE	467,287	30,827,257
Trigano SA	1,440	195,911
Ubisoft Entertainment SA (a)	18,573	604,870
Unibail-Rodamco-Westfield REIT (a)(e)	34,100	80,550
Unibail-Rodamco-Westfield REIT (a)(e)	22,356	1,106,545
Valeo SE	40,736	704,300
Vallourec SACA (a)	43,266	529,539
Valneva SE (a)	27,004	158,334
Veolia Environnement SA	141,242	4,101,881
Verallia SA (d)	15,260	602,315

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Vicat SACA	3,900	$119,538
Vinci SA	110,454	12,281,372
Virbac SA	919	249,086
Vivendi SE	144,857	1,272,336
Voltalia SA (a)	7,058	76,669
Wavestone	2,248	118,051
Wendel SE	5,925	470,796
Worldline SA (a)(d)	48,337	1,363,862
		335,443,804
GABON — 0.0% (f)
BW Energy Ltd. (a)	13,223	33,987
GEORGIA — 0.0% (f)
Bank of Georgia Group PLC	7,021	316,214
TBC Bank Group PLC	7,553	275,181
		591,395
GERMANY — 4.8%
1&1 AG	6,659	112,944
About You Holding SE (a)	5,000	28,083
Adesso SE	472	51,272
adidas AG	33,630	5,932,632
Adtran Networks SE (a)	3,390	71,963
AIXTRON SE	23,565	868,740
Allianz SE	83,820	20,029,617
Amadeus Fire AG	922	109,136
Aroundtown SA (a)	173,816	362,903
Atoss Software AG	793	164,559
Aurubis AG	6,424	477,051
Auto1 Group SE (a)(d)	17,914	114,937
BASF SE	184,925	8,409,153
Basler AG	1,137	11,797
Bayer AG	204,175	9,824,940
Bayerische Motoren Werke AG	62,425	6,369,992
Bayerische Motoren Werke AG Preference Shares	12,357	1,155,227
BayWa AG	2,500	89,200
Bechtle AG	16,337	765,210
Beiersdorf AG	20,902	2,703,179
Bertrandt AG	1,559	72,626
Bilfinger SE	5,632	193,436
Borussia Dortmund GmbH & Co. KGaA (a)	15,463	64,258
Brenntag SE	32,252	2,509,107
CANCOM SE	8,623	230,614
Carl Zeiss Meditec AG	8,395	736,121
Ceconomy AG (a)	43,948	93,339
Cewe Stiftung & Co. KGAA	785	73,222
Commerzbank AG	226,362	2,585,940
CompuGroup Medical SE & Co. KgaA	5,359	210,386
Continental AG	23,928	1,691,283
Covestro AG (a)(d)	41,570	2,247,265
CropEnergies AG	4,161	34,891
CTS Eventim AG & Co. KGaA	12,283	700,299
Security Description	Shares	Value
CureVac NV (a)	19,663	$129,906
Daimler Truck Holding AG	103,807	3,607,104
Datagroup SE	430	20,623
Dermapharm Holding SE	3,546	146,869
Deutsche Bank AG	409,075	4,525,980
Deutsche Beteiligungs AG	2,337	77,940
Deutsche Boerse AG	39,369	6,823,332
Deutsche EuroShop AG	2,621	50,727
Deutsche Lufthansa AG (a)	122,747	975,468
Deutsche Pfandbriefbank AG (d)	26,908	191,730
Deutsche Post AG	206,208	8,413,066
Deutsche Telekom AG	673,609	14,169,531
Deutz AG	19,492	86,263
DIC Asset AG	6,483	26,872
Draegerwerk AG & Co. KGaA Preference Shares	2,641	118,697
Duerr AG	9,614	261,596
E.ON SE	466,202	5,528,223
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,965	101,459
Einhell Germany AG Preference Shares (g)	387	58,183
Elmos Semiconductor SE	2,710	183,343
ElringKlinger AG	2,938	18,259
Encavis AG (a)	22,645	319,472
Energiekontor AG	1,621	132,150
Evonik Industries AG	41,517	761,540
Evotec SE (a)	28,276	565,813
Fielmann Group AG	5,027	217,577
flatexDEGIRO AG (a)	11,921	104,707
Formycon AG (a)	1,736	107,155
Fraport AG Frankfurt Airport Services Worldwide (a)	7,846	417,341
Freenet AG	23,718	556,972
Fresenius Medical Care AG & Co. KGaA	41,805	1,807,621
Fresenius SE & Co. KGaA	90,102	2,810,351
FUCHS SE Preference Shares	13,907	542,139
GEA Group AG	33,711	1,247,776
Gerresheimer AG	6,890	725,467
GFT Technologies SE	2,760	77,086
Grand City Properties SA (a)	19,669	186,276
GRENKE AG	5,049	110,655
Hamborner REIT AG	13,775	94,069
Hamburger Hafen und Logistik AG	4,381	78,018
Hannover Rueck SE	12,569	2,766,615
Heidelberg Materials AG	30,982	2,411,617
Heidelberger Druckmaschinen AG (a)	43,797	56,154
HelloFresh SE (a)	32,633	977,079
Henkel AG & Co. KGaA	21,337	1,349,108
Henkel AG & Co. KGaA Preference Shares	36,898	2,635,376
Hensoldt AG	10,358	306,405

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
HOCHTIEF AG	5,342	$541,547
Hornbach Holding AG & Co. KGaA	1,539	98,498
Hugo Boss AG	11,705	742,569
Hypoport SE (a)	860	116,820
Indus Holding AG	4,262	90,699
Infineon Technologies AG	271,406	9,009,894
Ionos SE (a)	4,158	63,129
Jenoptik AG	11,318	287,590
JOST Werke SE (d)	3,047	146,461
Jungheinrich AG Preference Shares	10,101	303,508
K+S AG	38,298	696,615
KION Group AG	16,487	635,210
Kloeckner & Co. SE	12,637	91,448
Knaus Tabbert AG	831	45,839
Knorr-Bremse AG	14,472	922,092
Krones AG	3,013	311,186
LANXESS AG	16,363	416,650
LEG Immobilien SE (a)	15,551	1,075,798
MBB SE	230	18,507
Medios AG (a)	4,820	76,956
Mercedes-Benz Group AG	166,756	11,633,072
Merck KGaA	27,048	4,528,953
METRO AG (a)	29,607	204,692
Montana Aerospace AG (a)(d)	3,894	47,930
MorphoSys AG (a)	6,507	177,950
MTU Aero Engines AG	11,084	2,015,518
Muenchener Rueckversicherungs-Gesellschaft AG	28,676	11,206,140
Nagarro SE (a)(b)	1,607	116,632
Nemetschek SE	11,376	697,126
Nordex SE (a)	32,951	406,258
Norma Group SE	5,838	108,476
Northern Data AG (a)	2,383	58,534
Patrizia SE	12,942	103,042
Pfeiffer Vacuum Technology AG	515	79,826
PNE AG	8,549	118,933
Porsche Automobil Holding SE Preference Shares	33,166	1,638,092
ProSiebenSat.1 Media SE	32,636	221,349
Puma SE	21,942	1,365,988
PVA TePla AG (a)	4,352	70,866
Rational AG	1,013	643,508
Rheinmetall AG	9,291	2,399,207
RWE AG	131,555	4,895,828
SAF-Holland SE	8,936	115,519
Salzgitter AG	5,203	138,268
SAP SE	217,019	28,220,213
Sartorius AG Preference Shares	5,681	1,935,549
Schaeffler AG Preference Shares	26,533	153,241
Scout24 SE (d)	17,114	1,189,723
Security Description	Shares	Value
Secunet Security Networks AG	245	$52,138
SGL Carbon SE (a)	9,210	64,406
Siemens AG	157,949	22,686,220
Siemens Energy AG (a)	105,030	1,376,662
Siemens Healthineers AG (d)	59,512	3,024,400
Siltronic AG	3,551	304,341
Sirius Real Estate Ltd.	239,146	251,463
Sixt SE	2,955	274,692
Sixt SE Preference Shares	3,317	204,742
SMA Solar Technology AG (a)	3,081	200,450
Softwareone Holding AG	21,901	434,525
Stabilus SE	5,052	283,219
Steico SE	1,042	29,180
STO SE & Co. KGaA Preference Shares (g)	608	83,555
STRATEC SE	1,583	74,163
Stroeer SE & Co. KGaA	7,291	324,984
Suedzucker AG	16,363	243,927
SUESS MicroTec SE	3,583	83,078
SUSE SA	7,889	106,828
Symrise AG	28,378	2,713,683
Synlab AG	17,055	182,195
TAG Immobilien AG (a)	34,648	364,341
Takkt AG	5,349	72,716
Talanx AG	13,163	836,180
TeamViewer SE (a)(d)	27,991	472,982
Telefonica Deutschland Holding AG	187,271	336,073
thyssenkrupp AG	98,256	751,710
TUI AG (a)	90,100	496,191
United Internet AG	31,049	666,010
Varta AG (a)(b)	2,625	49,956
VERBIO Vereinigte BioEnergie AG	4,111	165,875
Vitesco Technologies Group AG Class A (a)	4,004	325,361
Volkswagen AG	5,905	779,614
Volkswagen AG Preference Shares	42,859	4,943,367
Vonovia SE	151,505	3,658,859
Vossloh AG	1,786	74,692
Wacker Chemie AG	3,593	516,025
Wacker Neuson SE	5,915	120,866
Wuestenrot & Wuerttembergische AG	3,780	57,950
Zalando SE (a)(d)	47,830	1,070,023
		274,914,123
GHANA — 0.0% (f)
Tullow Oil PLC (a)(b)	180,053	75,467
GREECE — 0.1%
Aegean Airlines SA (a)	8,153	90,636
Alpha Services & Holdings SA (a)	652,497	869,411
Athens Water Supply & Sewage Co. SA	4,435	26,389

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Autohellas Tourist & Trading SA	3,851	$53,330
Eurobank Ergasias Services & Holdings SA Class A (a)	574,115	886,845
FF Group (a)(c)	122	—
GEK Terna Holding Real Estate Construction SA	9,885	137,729
Hellenic Telecommunications Organization SA	36,648	536,231
Helleniq Energy Holdings SA	14,090	110,541
Holding Co. ADMIE IPTO SA (a)	31,100	71,123
JUMBO SA	22,897	630,297
LAMDA Development SA (a)	12,062	78,156
Motor Oil Hellas Corinth Refineries SA	15,114	383,087
Mytilineos SA	21,132	780,388
National Bank of Greece SA (a)	108,658	614,322
OPAP SA	41,301	693,517
Piraeus Financial Holdings SA (a)	197,793	588,452
Public Power Corp. SA (a)	47,658	479,350
Sarantis SA	9,794	76,215
Terna Energy SA	8,992	139,472
		7,245,491
GUATEMALA — 0.0% (f)
Millicom International Cellular SA SDR (a)	34,696	542,115
GUERNSEY — 0.0% (f)
Balanced Commercial Property Trust Ltd. REIT	140,782	116,673
HONG KONG — 1.3%
AIA Group Ltd.	2,426,800	19,784,748
Alibaba Pictures Group Ltd. (a)	1,680,000	132,995
Alliance International Education Leasing Holdings Ltd. (a)(b)(d)	235,000	44,408
ASMPT Ltd.	62,500	559,414
Bank of East Asia Ltd.	227,525	282,378
Cadeler AS (a)	77,402	264,921
Cafe de Coral Holdings Ltd.	166,000	179,526
Canvest Environmental Protection Group Co. Ltd. (b)	88,000	50,900
Champion REIT	488,000	160,759
China Common Rich Renewable Energy Investments Ltd. (a)(c)	68,000	—
China High Speed Transmission Equipment Group Co. Ltd. (a)	107,000	30,740
China Huishan Dairy Holdings Co. Ltd. (a)(c)	66,000	—
Security Description	Shares	Value
China Zhongwang Holdings Ltd. (a)(b)(c)	231,200	$—
Chinese Estates Holdings Ltd. (a)	55,000	11,026
Chow Sang Sang Holdings International Ltd.	60,000	74,082
Citychamp Watch & Jewellery Group Ltd. (a)	286,000	43,091
CK Asset Holdings Ltd.	415,681	2,189,373
CK Infrastructure Holdings Ltd.	216,500	1,024,193
CK Life Sciences International Holdings, Inc.	310,000	27,707
CLP Holdings Ltd.	343,500	2,541,650
C-Mer Eye Care Holdings Ltd. (a)	40,000	19,459
Comba Telecom Systems Holdings Ltd.	280,000	36,467
Concord New Energy Group Ltd.	620,000	51,457
Cowell e Holdings, Inc. (a)(b)	46,000	91,743
Dah Sing Banking Group Ltd.	110,000	72,754
Dah Sing Financial Holdings Ltd.	23,200	49,055
Digital China Holdings Ltd.	68,000	21,619
EC Healthcare	54,000	20,961
Far East Consortium International Ltd.	122,269	25,135
Fortune Real Estate Investment Trust	345,000	207,039
Futu Holdings Ltd. ADR (a)	11,300	653,253
Giordano International Ltd.	398,000	126,537
Grand Pharmaceutical Group Ltd. Class A	130,000	69,715
Guotai Junan International Holdings Ltd.	757,000	58,961
Gushengtang Holdings Ltd. (a)	28,800	162,352
Haitong International Securities Group Ltd. (a)(b)	541,970	49,133
Hang Lung Group Ltd.	253,000	356,636
Hang Lung Properties Ltd.	381,000	521,501
Hang Seng Bank Ltd.	160,700	1,999,555
Henderson Land Development Co. Ltd.	324,466	855,510
HKBN Ltd.	114,000	46,433
HKT Trust & HKT Ltd. Stapled Security	766,000	800,051
Hong Kong & China Gas Co. Ltd.	2,396,101	1,670,450
Hong Kong Exchanges & Clearing Ltd.	254,661	9,514,203
Hong Kong Technology Venture Co. Ltd. (a)(b)	127,000	48,972
Hongkong Land Holdings Ltd.	254,700	909,279
Huabao International Holdings Ltd. (b)	211,000	72,203

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Hutchison Port Holdings Trust Stapled Security	883,800	$152,014
Hutchison Telecommunications Hong Kong Holdings Ltd.	346,000	47,271
Hysan Development Co. Ltd.	107,000	207,392
Jardine Matheson Holdings Ltd.	33,800	1,568,996
Johnson Electric Holdings Ltd.	53,468	65,812
K Wah International Holdings Ltd.	225,000	63,203
Kerry Properties Ltd.	103,000	175,177
Kingboard Laminates Holdings Ltd.	158,500	112,118
Kingkey Financial International Holdings Ltd. (a)(b)	630,000	79,636
Link REIT	535,107	2,623,660
LK Technology Holdings Ltd.	107,500	106,788
Luk Fook Holdings International Ltd.	83,000	215,134
Man Wah Holdings Ltd.	322,000	226,128
Melco International Development Ltd. (a)	139,000	111,458
Melco Resorts & Entertainment Ltd. ADR (a)	44,130	436,446
MTR Corp. Ltd.	346,192	1,370,296
New World Development Co. Ltd.	356,581	693,871
Nine Dragons Paper Holdings Ltd. (a)	242,000	135,958
Nissin Foods Co. Ltd. (b)	76,000	58,224
NWS Holdings Ltd.	284,968	324,561
Orient Overseas International Ltd. (b)	24,500	326,902
Pacific Basin Shipping Ltd.	989,000	285,391
PAX Global Technology Ltd.	81,000	57,193
PCCW Ltd.	917,471	418,212
Perfect Medical Health Management Ltd.	80,000	38,509
Power Assets Holdings Ltd.	313,000	1,514,674
Productive Technologies Co. Ltd. (a)(b)	1,818,000	77,763
Prudential PLC	585,344	6,349,955
Realord Group Holdings Ltd. (a)(b)	46,000	32,715
Sa Sa International Holdings Ltd. (a)	124,000	16,308
Shun Tak Holdings Ltd. (a)	122,000	17,758
Sino Biopharmaceutical Ltd.	2,258,000	815,917
Sino Land Co. Ltd.	743,974	838,792
Skyworth Group Ltd.	136,807	51,356
SmarTone Telecommunications Holdings Ltd.	38,500	19,467
SSY Group Ltd.	204,000	118,256
Security Description	Shares	Value
Stella International Holdings Ltd.	94,000	$94,218
Sun Hung Kai & Co. Ltd.	57,000	19,578
Sun Hung Kai Properties Ltd.	305,000	3,263,469
SUNeVision Holdings Ltd.	101,000	41,783
Sunlight Real Estate Investment Trust	122,000	38,165
Super Hi International Holding Ltd. (a)	31,000	61,194
Swire Pacific Ltd. Class A	93,500	630,946
Swire Properties Ltd.	223,600	466,508
Techtronic Industries Co. Ltd.	284,500	2,760,778
Texhong International Group Ltd. (a)	30,500	16,863
Truly International Holdings Ltd.	248,000	22,799
United Energy Group Ltd.	1,270,000	186,482
United Laboratories International Holdings Ltd.	166,000	168,080
Value Partners Group Ltd.	187,000	58,976
Vinda International Holdings Ltd. (b)	127,000	305,182
Vitasoy International Holdings Ltd.	190,000	229,984
Viva Goods Company Ltd. (a)	528,000	87,642
VTech Holdings Ltd.	59,300	355,110
WH Group Ltd. (d)	1,925,702	1,010,570
Wharf Real Estate Investment Co. Ltd.	337,000	1,301,640
Yue Yuen Industrial Holdings Ltd.	148,000	170,075
Yuexiu Real Estate Investment Trust (b)	571,646	96,347
Zhuguang Holdings Group Co. Ltd. (a)(b)	174,000	16,885
		77,068,929
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	96,498
MOL Hungarian Oil & Gas PLC	90,180	686,965
OTP Bank Nyrt	47,736	1,730,995
Richter Gedeon Nyrt	27,970	679,848
		3,194,306
INDIA — 4.6%
360 ONE WAM Ltd.	24,904	150,579
3M India Ltd.	571	218,700
Aarti Drugs Ltd.	786	5,135
Aarti Industries Ltd.	30,791	182,207
Aarti Pharmalabs Ltd. (a)	7,697	42,818
Aavas Financiers Ltd. (a)	7,143	149,610
ABB India Ltd.	9,854	486,314
ACC Ltd.	14,571	353,083
Adani Enterprises Ltd.	50,947	1,480,962
Adani Green Energy Ltd. (a)	63,073	749,778

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Adani Ports & Special Economic Zone Ltd.	106,873	$1,061,957
Adani Power Ltd. (a)	138,948	631,565
Aditya Birla Fashion & Retail Ltd. (a)	76,383	197,071
Aegis Logistics Ltd.	34,324	136,153
Affle India Ltd. (a)	5,330	71,046
AIA Engineering Ltd.	9,606	406,340
Ajanta Pharma Ltd.	8,506	184,366
Akzo Nobel India Ltd.	1,862	56,249
Alembic Pharmaceuticals Ltd.	7,522	71,057
Alkyl Amines Chemicals	1,560	43,203
Allcargo Logistics Ltd.	10,620	34,882
Alok Industries Ltd. (a)	102,260	23,336
Amara Raja Batteries Ltd.	11,750	90,190
Amber Enterprises India Ltd. (a)	3,821	136,972
Ambuja Cements Ltd.	108,262	553,818
Angel One Ltd.	3,338	74,390
Apar Industries Ltd.	4,746	313,055
APL Apollo Tubes Ltd.	32,613	638,190
Apollo Hospitals Enterprise Ltd.	20,370	1,260,289
Apollo Tyres Ltd.	53,024	235,393
Aptus Value Housing Finance India Ltd.	27,028	95,169
Asahi India Glass Ltd.	8,757	66,235
Ashok Leyland Ltd.	297,112	633,286
Asian Paints Ltd.	77,989	2,968,731
Aster DM Healthcare Ltd. (a)(d)	30,193	119,221
Astral Ltd.	24,525	564,814
AstraZeneca Pharma India Ltd.	1,288	69,847
Atul Ltd.	2,574	218,390
AU Small Finance Bank Ltd. (d)	27,974	240,356
Aurobindo Pharma Ltd.	46,396	510,857
Avanti Feeds Ltd.	15,964	84,836
Avenue Supermarts Ltd. (a)(d)	35,206	1,558,300
Axis Bank Ltd.	473,381	5,909,763
Bajaj Auto Ltd.	18,125	1,105,229
Bajaj Electricals Ltd.	14,427	191,523
Bajaj Finance Ltd.	55,138	5,186,207
Bajaj Finserv Ltd.	77,255	1,432,927
Bajaj Holdings & Investment Ltd.	4,968	425,271
Bajel Projects Ltd. (a)	14,427	22,750
Balaji Amines Ltd.	1,401	36,682
Balkrishna Industries Ltd.	14,618	450,257
Balrampur Chini Mills Ltd.	31,845	167,506
Bandhan Bank Ltd. (d)	143,923	436,061
Bank of Baroda	273,926	705,751
BASF India Ltd.	5,048	155,298
Bata India Ltd.	10,694	207,129
Bayer CropScience Ltd.	1,511	97,172
Security Description	Shares	Value
BEML Land Assets Ltd. (a)	2,700	$5,360
BEML Ltd.	2,700	75,374
Berger Paints India Ltd. (e)	42,535	291,374
Berger Paints India Ltd. (a)(e)	8,507	58,275
Bharat Dynamics Ltd.	11,567	143,652
Bharat Electronics Ltd.	750,338	1,249,641
Bharat Forge Ltd.	57,290	753,093
Bharat Heavy Electricals Ltd.	207,405	327,187
Bharat Petroleum Corp. Ltd.	178,594	745,421
Bharti Airtel Ltd.	456,267	5,090,070
Biocon Ltd.	155,067	508,292
Birla Corp. Ltd.	3,296	48,802
Birlasoft Ltd.	30,216	175,875
Blue Dart Express Ltd.	2,241	180,486
Blue Star Ltd.	27,610	290,991
Bombay Burmah Trading Co.	6,225	94,562
Borosil Renewables Ltd. (a)	17,601	90,876
Brigade Enterprises Ltd.	14,178	96,952
Brightcom Group Ltd.	189,673	43,169
Britannia Industries Ltd.	22,051	1,204,807
Brookfield India Real Estate Trust REIT (d)	15,270	44,301
BSE Ltd.	9,567	149,534
Can Fin Homes Ltd.	8,634	79,518
Carborundum Universal Ltd.	16,876	239,195
Castrol India Ltd.	94,135	157,059
CCL Products India Ltd.	10,542	81,971
CE Info Systems Ltd.	4,160	99,918
Ceat Ltd.	2,422	61,892
Central Depository Services India Ltd.	9,305	152,369
Century Plyboards India Ltd.	8,003	62,383
Century Textiles & Industries Ltd.	10,983	147,741
Cera Sanitaryware Ltd.	1,162	119,236
CESC Ltd.	147,320	159,577
CG Power & Industrial Solutions Ltd.	136,853	728,751
Chambal Fertilisers & Chemicals Ltd.	19,934	66,458
Chemplast Sanmar Ltd. (a)	18,532	108,046
Cholamandalam Financial Holdings Ltd.	22,915	320,223
Cholamandalam Investment & Finance Co. Ltd.	82,882	1,215,215
CIE Automotive India Ltd.	16,385	94,858
Cipla Ltd.	107,329	1,533,073
City Union Bank Ltd.	109,083	166,433
Clean Science & Technology Ltd.	2,912	49,418
Coal India Ltd.	311,808	1,108,434
Cochin Shipyard Ltd. (d)	12,050	157,479
Coforge Ltd.	7,872	483,883
Colgate-Palmolive India Ltd.	40,980	989,718
Computer Age Management Services Ltd.	6,375	192,733
Container Corp. of India Ltd.	73,454	633,514

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Coromandel International Ltd.	19,045	$262,897
Craftsman Automation Ltd.	1,513	84,457
CreditAccess Grameen Ltd. (a)	5,585	88,475
CRISIL Ltd.	2,098	99,142
Crompton Greaves Consumer Electricals Ltd.	109,284	407,769
Cummins India Ltd.	27,519	562,136
Cyient Ltd.	29,605	604,034
Dabur India Ltd.	155,395	1,032,208
Dalmia Bharat Ltd.	13,320	385,663
Data Patterns India Ltd.	3,976	100,605
Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,754	68,184
Deepak Nitrite Ltd.	11,783	300,878
Delhivery Ltd. (a)	78,105	388,168
Devyani International Ltd. (a)	34,765	89,737
Digidrive Distributors Ltd. (a)	1,944	3,155
Divi's Laboratories Ltd.	28,271	1,281,827
Dixon Technologies India Ltd.	7,085	451,274
DLF Ltd.	113,838	727,790
Dr Lal PathLabs Ltd. (d)	7,802	237,171
Dr Reddy's Laboratories Ltd.	22,143	1,489,777
eClerx Services Ltd.	3,393	73,618
Edelweiss Financial Services Ltd.	131,214	96,782
Eicher Motors Ltd.	27,462	1,139,917
EID Parry India Ltd.	12,949	81,390
EIH Ltd.	39,305	105,574
Elgi Equipments Ltd.	42,308	260,345
Emami Ltd.	51,808	335,930
Embassy Office Parks REIT	105,788	382,953
Endurance Technologies Ltd. (d)	7,581	145,305
Engineers India Ltd.	51,740	91,871
EPL Ltd.	15,437	34,707
Equitas Small Finance Bank Ltd. (d)	93,926	101,401
Escorts Kubota Ltd.	12,374	474,613
Exide Industries Ltd.	109,934	344,995
FDC Ltd. (a)	14,730	68,053
Federal Bank Ltd.	316,801	561,566
Fine Organic Industries Ltd.	1,104	63,749
Finolex Cables Ltd.	8,417	113,624
Finolex Industries Ltd.	49,960	134,765
Firstsource Solutions Ltd.	34,036	68,673
Five-Star Business Finance Ltd. (a)	21,524	180,582
Fortis Healthcare Ltd.	91,675	375,294
GAIL India Ltd.	444,114	665,305
GAIL India Ltd. GDR	2,133	19,090
Galaxy Surfactants Ltd.	4,286	131,210
Garware Technical Fibres Ltd.	1,337	51,124
GHCL Ltd.	10,036	74,393
Gland Pharma Ltd. (a)(d)	9,193	185,440
Security Description	Shares	Value
GlaxoSmithKline Pharmaceuticals Ltd.	11,400	$212,546
Glenmark Pharmaceuticals Ltd.	20,328	209,421
Global Health Ltd. (a)	13,570	117,012
GMM Pfaudler Ltd.	9,623	215,935
GMR Airports Infrastructure Ltd. (a)	532,807	382,083
Godrej Consumer Products Ltd. (a)	84,594	1,010,141
Godrej Industries Ltd. (a)	10,074	69,106
Godrej Properties Ltd. (a)	22,450	420,147
Granules India Ltd.	19,628	83,850
Graphite India Ltd.	7,019	41,590
Grasim Industries Ltd.	53,302	1,246,776
Great Eastern Shipping Co. Ltd.	12,319	125,680
Greenpanel Industries Ltd.	9,124	41,746
Grindwell Norton Ltd.	8,986	224,933
Gujarat Fluorochemicals Ltd.	4,276	157,049
Gujarat Gas Ltd.	56,712	288,814
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	11,197	82,533
Gujarat Pipavav Port Ltd.	38,312	57,324
Gujarat State Fertilizers & Chemicals Ltd.	54,769	114,397
Gujarat State Petronet Ltd.	68,783	233,746
Happiest Minds Technologies Ltd.	7,184	75,680
Havells India Ltd.	55,782	933,011
HCL Technologies Ltd.	201,697	2,999,178
HDFC Asset Management Co. Ltd. (d)	17,530	558,876
HDFC Bank Ltd.	589,550	10,835,942
HDFC Life Insurance Co. Ltd. (d)	193,260	1,483,406
HeidelbergCement India Ltd.	37,912	81,744
Hero MotoCorp Ltd.	22,665	834,436
HFCL Ltd.	79,838	74,174
Himadri Speciality Chemical Ltd.	53,420	156,578
Hindalco Industries Ltd.	245,186	1,454,589
Hindustan Aeronautics Ltd.	33,142	769,530
Hindustan Copper Ltd.	78,195	152,922
Hindustan Petroleum Corp. Ltd. (a)	128,053	393,143
Hindustan Unilever Ltd.	170,944	5,075,544
Hitachi Energy India Ltd.	2,802	138,348
ICICI Bank Ltd.	947,414	10,860,186
ICICI Bank Ltd. ADR	61,022	1,410,829
ICICI Lombard General Insurance Co. Ltd. (d)	48,832	770,074
ICICI Prudential Life Insurance Co. Ltd. (d)	68,094	464,285
ICICI Securities Ltd. (d)	17,119	128,102
IDFC First Bank Ltd. (a)	848,930	976,296

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
IDFC Ltd.	302,285	$469,037
IIFL Finance Ltd.	39,096	281,328
India Cements Ltd. (a)	20,093	56,426
Indiabulls Housing Finance Ltd.	83,213	185,884
Indiabulls Real Estate Ltd. (a)	79,569	79,769
IndiaMart InterMesh Ltd. (d)	6,304	218,352
Indian Bank	61,871	315,572
Indian Energy Exchange Ltd. (d)	81,444	129,657
Indian Hotels Co. Ltd.	169,209	837,678
Indian Oil Corp. Ltd.	667,401	730,963
Indian Railway Catering & Tourism Corp. Ltd.	63,341	519,329
Indigo Paints Ltd.	3,191	57,094
Indraprastha Gas Ltd.	69,621	381,342
Info Edge India Ltd.	14,351	719,838
Infosys Ltd.	615,896	10,646,370
Infosys Ltd. ADR (b)	70,069	1,198,881
Intellect Design Arena Ltd.	9,675	82,290
InterGlobe Aviation Ltd. (a)(d)	26,792	768,258
ION Exchange India Ltd.	14,879	92,849
Ipca Laboratories Ltd.	22,647	255,170
IRB Infrastructure Developers Ltd.	177,240	67,446
ITC Ltd.	610,185	3,265,440
JB Chemicals & Pharmaceuticals Ltd.	14,130	252,189
Jindal Saw Ltd.	22,560	94,162
Jindal Stainless Ltd.	110,203	631,495
Jindal Steel & Power Ltd.	83,402	704,397
Jio Financial Services Ltd. (a)	591,374	1,646,479
JK Cement Ltd.	6,371	243,930
JK Lakshmi Cement Ltd.	7,195	55,924
JK Paper Ltd.	11,415	54,016
JM Financial Ltd.	51,311	53,355
JSW Steel Ltd.	132,344	1,242,459
Jubilant Foodworks Ltd.	71,064	456,210
Jubilant Ingrevia Ltd.	9,180	52,958
Jubilant Pharmova Ltd.	16,358	85,719
Just Dial Ltd. (a)	11,761	103,304
Jyothy Labs Ltd.	47,330	205,470
Kajaria Ceramics Ltd.	23,178	369,017
Kalpataru Projects International Ltd.	9,301	70,736
Kalyan Jewellers India Ltd.	72,353	198,262
Kansai Nerolac Paints Ltd.	41,371	158,153
Karur Vysya Bank Ltd.	105,611	170,165
Kaveri Seed Co. Ltd. (a)	10,556	76,525
KEC International Ltd.	26,603	212,238
KEI Industries Ltd.	9,323	297,873
Kirloskar Oil Engines Ltd.	17,620	114,558
KNR Constructions Ltd.	18,235	62,363
Kotak Mahindra Bank Ltd.	229,018	4,786,856
KPIT Technologies Ltd.	32,871	456,126
KPR Mill Ltd.	11,678	105,908
Security Description	Shares	Value
Krishna Institute of Medical Sciences Ltd. (a)(d)	8,931	$212,603
L&T Finance Holdings Ltd.	129,907	208,217
Lakshmi Machine Works Ltd.	1,452	254,810
Larsen & Toubro Ltd.	132,204	4,813,576
Larsen & Toubro Ltd. GDR	4,121	149,592
Laurus Labs Ltd. (d)	56,662	269,795
Laxmi Organic Industries Ltd.	11,013	36,975
Lemon Tree Hotels Ltd. (a)(d)	48,077	65,856
LIC Housing Finance Ltd.	53,162	297,271
Linde India Ltd.	4,326	310,161
LTIMindtree Ltd. (d)	25,366	1,591,415
Lupin Ltd.	36,629	516,631
LUX Industries Ltd.	1,083	19,458
Mahanagar Gas Ltd.	7,097	87,929
Mahindra & Mahindra Financial Services Ltd.	99,854	362,362
Mahindra & Mahindra Ltd.	184,419	3,451,697
Mahindra & Mahindra Ltd. GDR	6,375	120,169
Mahindra Lifespace Developers Ltd.	12,533	83,016
Mahindra Logistics Ltd. (d)	8,183	38,209
Manappuram Finance Ltd.	62,089	112,041
Marico Ltd.	140,640	951,219
Maruti Suzuki India Ltd.	27,809	3,553,296
Mastek Ltd.	1,831	52,907
Max Financial Services Ltd. (a)	49,020	537,034
Max Healthcare Institute Ltd.	157,612	1,076,923
Medplus Health Services Ltd. (a)	17,531	162,313
Metropolis Healthcare Ltd. (d)	2,766	48,624
Mindspace Business Parks REIT (d)	37,000	139,332
Motherson Sumi Wiring India Ltd.	307,234	238,451
Motilal Oswal Financial Services Ltd.	11,474	121,433
Mphasis Ltd.	14,477	414,325
MRF Ltd.	408	527,167
MTAR Technologies Ltd. (a)	3,432	104,876
Multi Commodity Exchange of India Ltd.	5,986	147,752
Muthoot Finance Ltd.	22,318	336,485
Narayana Hrudayalaya Ltd.	8,685	113,529
Natco Pharma Ltd.	13,136	138,105
National Aluminium Co. Ltd.	208,978	244,609
Navin Fluorine International Ltd.	5,499	249,431
Nazara Technologies Ltd. (a)	7,862	79,140
NBCC India Ltd.	75,439	53,144
NCC Ltd.	48,477	90,514
Neogen Chemicals Ltd.	3,049	64,559
NESCO Ltd.	5,149	42,576
Nestle India Ltd.	7,277	1,972,305
Nexus Select Trust REIT (a)	131,965	197,214

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
NIIT Learning Systems Ltd. (a)	10,587	$53,788
Nippon Life India Asset Management Ltd. (d)	14,668	57,927
NMDC Steel Ltd. (a)	233,438	144,632
NTPC Ltd.	892,654	2,639,546
Nuvama Wealth Management Ltd. (a)	1,464	42,492
Nuvoco Vistas Corp. Ltd. (a)	27,030	121,103
Oberoi Realty Ltd.	22,553	313,508
Oil & Natural Gas Corp. Ltd.	623,439	1,440,330
Oil India Ltd.	33,154	119,315
Olectra Greentech Ltd.	8,306	120,112
Oracle Financial Services Software Ltd.	7,966	394,347
Orient Electric Ltd.	27,998	74,798
Page Industries Ltd.	1,106	519,144
PB Fintech Ltd. (a)	45,938	423,332
Persistent Systems Ltd.	10,079	703,565
Petronet LNG Ltd.	148,910	430,280
Phoenix Mills Ltd.	20,201	441,367
PI Industries Ltd.	15,387	639,818
Pidilite Industries Ltd.	32,312	949,229
Piramal Enterprises Ltd.	19,534	246,841
Piramal Pharma Ltd. (a)	86,629	106,459
PNB Housing Finance Ltd. (a)(d)	24,718	206,605
PNC Infratech Ltd.	33,089	145,659
Poly Medicure Ltd.	5,840	96,639
Polyplex Corp. Ltd.	4,159	57,967
Poonawalla Fincorp Ltd.	34,257	156,885
Power Finance Corp. Ltd. (e)	216,800	657,648
Power Finance Corp. Ltd. (a)(e)	54,200	164,412
Power Grid Corp. of India Ltd.	971,060	2,335,819
Praj Industries Ltd.	15,877	112,154
Prestige Estates Projects Ltd.	24,187	175,516
Prince Pipes & Fittings Ltd. (a)	6,821	57,395
Procter & Gamble Health Ltd.	760	46,794
PVR Inox Ltd. (a)	15,850	327,713
Quess Corp. Ltd. (d)	7,670	38,622
Radico Khaitan Ltd.	12,968	187,997
Rail Vikas Nigam Ltd.	63,462	129,498
Rain Industries Ltd.	24,232	47,842
Rainbow Children's Medicare Ltd.	10,076	124,777
Rajesh Exports Ltd. (a)	10,314	62,362
Rallis India Ltd.	37,687	94,988
Ramco Cements Ltd.	18,699	204,956
Ramkrishna Forgings Ltd.	19,766	153,229
Ratnamani Metals & Tubes Ltd.	5,688	178,141
Raymond Ltd.	9,369	204,013
RBL Bank Ltd. (d)	140,013	426,153
REC Ltd.	266,211	921,338
Security Description	Shares	Value
Redington Ltd.	90,456	$168,622
Relaxo Footwears Ltd.	16,812	182,340
Reliance Industries Ltd.	601,516	16,986,197
Reliance Industries Ltd. GDR (d)(e)	13,202	737,992
Reliance Infrastructure Ltd. (a)	43,180	90,113
Reliance Power Ltd. (a)	342,941	79,498
Restaurant Brands Asia Ltd. (a)	40,914	61,439
Rhi Magnesita India Ltd.	12,401	111,434
Route Mobile Ltd.	2,470	47,310
Samvardhana Motherson International Ltd.	480,002	554,907
Sanofi India Ltd.	1,905	165,338
Sansera Engineering Ltd. (d)	5,139	58,302
Sapphire Foods India Ltd. (a)	5,264	92,131
Saregama India Ltd.	9,720	42,425
SBI Cards & Payment Services Ltd.	56,261	535,976
SBI Life Insurance Co. Ltd. (d)	89,426	1,405,768
Sheela Foam Ltd. (a)	4,012	55,157
Shree Cement Ltd.	2,013	617,296
Shree Renuka Sugars Ltd. (a)	178,694	117,492
Shriram Finance Ltd.	57,448	1,327,808
Siemens Ltd.	17,437	771,151
SIS Ltd. (a)	23,573	122,150
SKF India Ltd.	5,041	310,299
Sobha Ltd.	12,486	106,101
Solar Industries India Ltd.	4,252	246,801
Sona Blw Precision Forgings Ltd. (d)	81,230	570,675
Sonata Software Ltd.	17,008	216,652
SRF Ltd.	30,137	816,343
Star Health & Allied Insurance Co. Ltd. (a)	31,152	225,440
State Bank of India	344,190	2,480,875
State Bank of India GDR	1,020	73,644
Sterlite Technologies Ltd.	54,517	105,730
Strides Pharma Science Ltd.	26,243	160,572
Sumitomo Chemical India Ltd.	12,208	62,098
Sun Pharma Advanced Research Co. Ltd. (a)	8,505	23,874
Sun Pharmaceutical Industries Ltd.	193,528	2,700,239
Sun TV Network Ltd.	29,907	220,464
Sundram Fasteners Ltd.	23,040	349,646
Sunteck Realty Ltd. (a)	14,806	80,465
Suprajit Engineering Ltd.	9,970	46,379
Supreme Industries Ltd.	14,164	702,987
Supreme Petrochem Ltd.	18,536	106,741
Suven Pharmaceuticals Ltd. (a)	18,967	128,215
Suzlon Energy Ltd. (a)	1,382,752	429,606

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Symphony Ltd.	3,877	$41,083
Syngene International Ltd. (d)	36,318	351,694
Tanla Platforms Ltd.	8,909	111,318
Tata Chemicals Ltd.	31,013	385,117
Tata Coffee Ltd.	17,606	54,498
Tata Consultancy Services Ltd.	189,475	8,051,197
Tata Consumer Products Ltd.	128,038	1,352,057
Tata Elxsi Ltd.	7,054	613,916
Tata Investment Corp. Ltd.	2,223	87,628
Tata Motors Ltd.	345,233	2,619,973
Tata Power Co. Ltd.	315,311	995,964
Tata Steel Ltd.	1,471,210	2,283,672
Tata Steel Ltd. GDR	1,300	19,955
Tata Teleservices Maharashtra Ltd. (a)	66,994	80,232
TCI Express Ltd.	4,120	71,888
TeamLease Services Ltd. (a)	1,645	51,466
Tech Mahindra Ltd.	122,216	1,799,656
Tejas Networks Ltd. (a)(d)	6,983	73,609
Thermax Ltd.	9,721	364,122
Timken India Ltd.	6,375	237,639
Titagarh Rail System Ltd.	18,197	170,835
Titan Co. Ltd.	71,610	2,715,344
Torrent Pharmaceuticals Ltd.	18,202	422,844
Torrent Power Ltd.	20,143	179,135
Trent Ltd.	37,756	945,773
Trident Ltd.	139,708	63,342
Triveni Turbine Ltd. (a)	28,401	149,938
TTK Prestige Ltd.	4,980	46,969
Tube Investments of India Ltd.	21,550	775,492
TV18 Broadcast Ltd. (a)	322,994	169,779
TVS Motor Co. Ltd.	47,088	862,927
UltraTech Cement Ltd.	24,477	2,433,176
United Spirits Ltd. (a)	74,892	908,404
UNO Minda Ltd.	35,498	256,249
UPL Ltd.	99,079	735,266
Usha Martin Ltd.	27,827	115,207
UTI Asset Management Co. Ltd.	5,427	51,436
Vaibhav Global Ltd.	5,835	30,942
Vardhman Textiles Ltd.	15,810	71,043
Varun Beverages Ltd.	99,302	1,130,883
Vedanta Ltd.	170,770	457,662
V-Guard Industries Ltd.	20,544	76,025
Vinati Organics Ltd.	4,690	104,284
VIP Industries Ltd.	8,149	64,389
V-Mart Retail Ltd. (a)	2,562	60,850
Vodafone Idea Ltd. (a)	1,677,930	235,400
Voltas Ltd.	54,022	561,615
Welspun Corp. Ltd.	29,482	139,721
Welspun India Ltd.	35,592	52,054
Westlife Foodworld Ltd.	16,453	185,222
Whirlpool of India Ltd.	14,536	284,458
Wipro Ltd.	260,692	1,274,716
Security Description	Shares	Value
Wipro Ltd. ADR (b)	19,054	$92,221
Wockhardt Ltd. (a)	21,369	60,537
Yes Bank Ltd. (a)	2,045,987	425,009
Zee Entertainment Enterprises Ltd. (a)	173,637	553,167
Zensar Technologies Ltd.	13,013	81,079
ZF Commercial Vehicle Control Systems India Ltd.	1,191	223,032
Zomato Ltd. (a)	849,135	1,037,884
Zydus Wellnes Ltd.	5,126	96,756
		264,283,145
INDONESIA — 0.5%
Ace Hardware Indonesia Tbk PT	1,445,300	70,138
Adaro Energy Indonesia Tbk PT	2,432,700	448,605
AKR Corporindo Tbk PT	3,026,000	302,502
Aneka Tambang Tbk	2,322,500	272,749
Astra Agro Lestari Tbk PT	154,200	74,830
Astra International Tbk PT	3,641,900	1,466,893
Bank Aladin Syariah Tbk PT (a)	1,000,000	69,557
Bank BTPN Syariah Tbk PT	170,800	21,053
Bank Central Asia Tbk PT	11,499,600	6,566,417
Bank Mandiri Persero Tbk PT	7,101,400	2,768,420
Bank Negara Indonesia Persero Tbk PT	1,257,200	839,896
Bank Neo Commerce Tbk PT (a)	638,888	12,815
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	555,000	42,016
Bank Pembangunan Daerah Jawa Timur Tbk PT	959,000	39,402
Bank Rakyat Indonesia Persero Tbk PT	14,177,617	4,793,145
Bank Tabungan Negara Persero Tbk PT	1,613,762	127,389
Barito Pacific Tbk PT	4,773,222	401,500
Berkah Beton Sadaya Tbk PT (a)	3,287,000	10,634
BFI Finance Indonesia Tbk PT	2,268,000	168,027
Bukit Asam Tbk PT	469,600	85,078
Bumi Resources Minerals Tbk PT (a)	2,386,000	32,729
Bumi Serpong Damai Tbk PT (a)	1,332,000	87,909
Charoen Pokphand Indonesia Tbk PT (a)	1,602,300	562,438
Ciputra Development Tbk PT	929,100	61,319
Erajaya Swasembada Tbk PT	1,523,700	44,562
First Pacific Co. Ltd.	386,000	152,786
First Resources Ltd.	108,800	121,961
Golden Agri-Resources Ltd.	1,396,500	271,135
GoTo Gojek Tokopedia Tbk PT (a)	170,202,400	936,086

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Indah Kiat Pulp & Paper Tbk PT	403,700	$289,943
Indo Tambangraya Megah Tbk PT	115,300	216,164
Indocement Tunggal Prakarsa Tbk PT	240,300	154,706
Indofood CBP Sukses Makmur Tbk PT	604,300	433,039
Indofood Sukses Makmur Tbk PT	1,089,000	466,815
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,079,505	79,386
Japfa Comfeed Indonesia Tbk PT	2,105,200	175,036
Jasa Marga Persero Tbk PT	371,675	103,170
Kalbe Farma Tbk PT	3,975,800	451,474
Lippo Karawaci Tbk PT (a)	12,717,700	77,351
Medco Energi Internasional Tbk PT	3,023,500	314,968
Media Nusantara Citra Tbk PT	1,186,900	37,323
Medikaloka Hermina Tbk PT	1,020,600	86,508
Merdeka Copper Gold Tbk PT (a)	1,980,252	369,015
Metro Healthcare Indonesia TBK PT (a)	5,468,200	169,831
Mitra Adiperkasa Tbk PT	2,793,900	329,013
Nickel Industries Ltd.	357,995	173,287
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	82,523
Pacific Strategic Financial Tbk PT (a)	2,687,400	190,405
Pakuwon Jati Tbk PT	1,357,000	38,458
Perusahaan Gas Negara Tbk PT	2,224,000	197,865
Sarana Menara Nusantara Tbk PT	5,005,800	310,939
Semen Indonesia Persero Tbk PT	625,265	259,937
Smartfren Telecom Tbk PT (a)	6,214,000	22,516
Sumber Alfaria Trijaya Tbk PT	2,799,400	536,152
Summarecon Agung Tbk PT	988,789	36,788
Surya Citra Media Tbk PT	2,556,000	26,131
Surya Esa Perkasa Tbk PT	487,400	25,072
Telkom Indonesia Persero Tbk PT	9,417,100	2,284,964
Timah Tbk PT	378,800	19,363
Transcoal Pacific Tbk PT	285,500	151,940
Unilever Indonesia Tbk PT	2,067,100	500,224
United Tractors Tbk PT	282,900	517,109
Vale Indonesia Tbk PT	424,800	155,297
Waskita Karya Persero Tbk PT (a)	3,149,800	30,876
Wijaya Karya Persero Tbk PT (a)	1,310,600	38,839
Security Description	Shares	Value
XL Axiata Tbk PT	464,200	$71,485
		30,275,903
IRAQ — 0.0% (f)
Genel Energy PLC (b)	56,734	55,467
Gulf Keystone Petroleum Ltd. (b)	34,974	43,712
		99,179
IRELAND — 0.2%
AerCap Holdings NV (a)	33,523	2,100,886
AIB Group PLC	295,321	1,331,979
Bank of Ireland Group PLC	203,884	2,005,360
C&C Group PLC	56,746	96,273
Cairn Homes PLC	98,009	113,521
COSMO Pharmaceuticals NV (b)	2,102	91,681
Dalata Hotel Group PLC	26,175	111,267
Glanbia PLC	39,712	656,324
Glenveagh Properties PLC (a)(d)	87,042	91,879
Greencore Group PLC (a)	207,029	191,791
Irish Residential Properties REIT PLC (b)	89,200	87,735
Kerry Group PLC Class A	31,506	2,641,206
Keywords Studios PLC	14,867	280,717
Kingspan Group PLC	29,446	2,212,246
Origin Enterprises PLC	14,761	50,948
Smurfit Kappa Group PLC	49,628	1,658,278
Uniphar PLC (b)	37,380	89,046
		13,811,137
ISRAEL — 0.6%
Africa Israel Residences Ltd.	2,183	113,608
Airport City Ltd. (a)	13,375	205,877
Alony Hetz Properties & Investments Ltd.	31,251	214,250
Altshuler Shaham Finance Ltd.	6,613	9,830
Amot Investments Ltd.	73,272	355,101
Arad Investment & Industrial Development Ltd.	1,074	119,136
Ashdod Refinery Ltd. (a)	1,806	50,048
Ashtrom Group Ltd.	18,095	246,828
Azorim-Investment Development & Construction Co. Ltd. (a)	27,782	99,904
Azrieli Group Ltd.	7,785	399,577
Bank Hapoalim BM	252,157	2,244,707
Bank Leumi Le-Israel BM	293,637	2,430,392
Bezeq The Israeli Telecommunication Corp. Ltd.	419,919	592,321
Big Shopping Centers Ltd. (a)	3,970	328,487
Blue Square Real Estate Ltd.	992	56,622
Camtek Ltd. (a)	5,820	359,259
Cellcom Israel Ltd. (a)	30,780	99,609

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Check Point Software Technologies Ltd. (a)	19,810	$2,640,277
Clal Insurance Enterprises Holdings Ltd. (a)	14,033	217,517
Danel Adir Yeoshua Ltd.	1,347	110,251
Danya Cebus Ltd.	1,393	36,514
Delek Automotive Systems Ltd.	9,266	57,198
Delek Group Ltd.	2,681	398,382
Delta Galil Ltd.	2,065	80,061
Doral Group Renewable Energy Resources Ltd. (a)	29,857	62,318
Elbit Systems Ltd.	5,385	1,072,332
Elco Ltd.	2,531	74,860
Electra Consumer Products 1970 Ltd.	2,139	45,696
Electra Ltd.	418	160,414
Electra Real Estate Ltd.	7,672	73,758
Energix-Renewable Energies Ltd.	56,033	165,435
Enlight Renewable Energy Ltd. (a)	22,949	362,161
Equital Ltd. (a)	3,782	120,503
Fattal Holdings 1998 Ltd. (a)	1,483	149,585
FIBI Holdings Ltd.	4,162	189,132
First International Bank Of Israel Ltd.	11,168	479,928
Formula Systems 1985 Ltd.	1,777	131,163
Fox Wizel Ltd.	1,835	127,298
G City Ltd.	12,106	37,110
Global-e Online Ltd. (a)(b)	18,500	735,190
Harel Insurance Investments & Financial Services Ltd.	26,038	206,006
Hilan Ltd.	2,662	138,100
ICL Group Ltd.	178,472	987,761
Innoviz Technologies Ltd. (a)(b)	19,130	37,303
Isracard Ltd.	49,413	204,428
Israel Canada T.R Ltd.	83,548	208,640
Israel Corp. Ltd. (a)	754	192,273
Israel Discount Bank Ltd. Class A	250,351	1,354,013
Isras Investment Co. Ltd.	573	107,150
Ituran Location & Control Ltd.	6,200	185,380
Kornit Digital Ltd. (a)	10,500	198,555
Kvutzat Acro Ltd.	16,671	166,403
M Yochananof & Sons Ltd.	756	30,800
Magic Software Enterprises Ltd.	4,827	54,774
Matrix IT Ltd.	6,184	126,701
Maytronics Ltd.	9,751	102,530
Mega Or Holdings Ltd. REIT (a)	5,861	104,981
Melisron Ltd.	4,921	307,514
Menora Mivtachim Holdings Ltd.	4,497	105,013
Security Description	Shares	Value
Migdal Insurance & Financial Holdings Ltd.	75,361	$92,484
Mivne Real Estate KD Ltd.	129,858	312,519
Mizrahi Tefahot Bank Ltd.	31,231	1,132,913
Nano Dimension Ltd. ADR (a)(b)	63,800	173,536
Nano-X Imaging Ltd. (a)	11,300	74,128
Naphtha Israel Petroleum Corp. Ltd.	12,597	72,300
Nayax Ltd. (a)	1,322	30,563
NEOGAMES SA (a)	2,800	75,600
Neto Malinda Trading Ltd. (a)	1,889	22,309
Nice Ltd. (a)	12,997	2,202,355
Nova Ltd. (a)	5,813	643,140
Oil Refineries Ltd.	524,773	173,546
One Software Technologies Ltd.	18,972	239,256
OPC Energy Ltd. (a)	20,175	130,737
OY Nofar Energy Ltd. (a)	2,491	57,979
Partner Communications Co. Ltd. (a)	24,825	97,422
Paz Oil Co. Ltd. (a)	1,806	149,195
Perion Network Ltd. (a)	9,416	289,133
Phoenix Holdings Ltd.	35,227	366,612
Plus500 Ltd.	17,814	299,399
Prashkovsky Investments & Construction Ltd.	1,044	23,173
Property & Building Corp. Ltd. (a)	682	30,096
Radware Ltd. (a)	9,900	167,508
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,480	84,827
Reit 1 Ltd.	33,086	135,142
Retailors Ltd.	3,964	78,093
Sapiens International Corp. NV	5,908	169,775
Scope Metals Group Ltd. (a)	1,487	46,793
Sella Capital Real Estate Ltd. REIT	33,394	69,297
Shapir Engineering & Industry Ltd.	29,728	200,061
Shikun & Binui Ltd. (a)	47,570	127,703
Shufersal Ltd. (a)	79,708	370,379
Sisram Medical Ltd. (d)	17,200	13,792
Strauss Group Ltd. (a)	10,127	212,994
Summit Real Estate Holdings Ltd. REIT	17,675	227,124
Taboola.com Ltd. (a)(b)	31,186	118,195
Tadiran Group Ltd.	1,085	76,808
Tel Aviv Stock Exchange Ltd. (a)	19,698	113,314
Teva Pharmaceutical Industries Ltd. (a)	25,290	256,620
Teva Pharmaceutical Industries Ltd. ADR (a)	217,253	2,215,981
Tower Semiconductor Ltd. (a)	21,831	534,507

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Tremor International Ltd. (a)(b)	12,248	$21,572
WalkMe Ltd. (a)	4,400	41,712
Wix.com Ltd. (a)	11,000	1,009,800
YH Dimri Construction & Development Ltd.	2,050	133,490
ZIM Integrated Shipping Services Ltd. (b)	17,500	182,875
		33,567,721
ITALY — 1.5%
A2A SpA	329,629	588,405
ACEA SpA	6,680	72,917
AMCO - Asset Management Co. SpA Class B (a)(b)(c)	403	—
Amplifon SpA	23,358	695,416
Anima Holding SpA (d)	38,797	163,073
Antares Vision SpA (a)	8,788	31,867
Ariston Holding NV	18,227	118,971
Arnoldo Mondadori Editore SpA	41,346	93,679
Ascopiave SpA	16,517	34,695
Assicurazioni Generali SpA	217,761	4,464,687
Azimut Holding SpA	21,251	465,290
Banca Generali SpA	10,823	383,986
Banca IFIS SpA	5,425	94,025
Banca Mediolanum SpA	47,836	410,337
Banca Monte dei Paschi di Siena SpA (a)	82,130	209,997
Banca Popolare di Sondrio SPA	95,663	493,857
Banco BPM SpA	293,314	1,408,327
BFF Bank SpA (d)	36,539	366,160
Biesse SpA (b)	4,132	48,341
BPER Banca (b)	219,007	671,738
Brembo SpA	31,950	397,806
Brunello Cucinelli SpA	7,165	546,567
Buzzi SpA	18,911	518,971
Carel Industries SpA (d)	7,919	190,322
CIR SpA-Compagnie Industriali (a)	81,273	34,763
Coca-Cola HBC AG	44,294	1,215,877
Credito Emiliano SpA	12,829	105,673
Cromwell European Real Estate Investment Trust	89,560	121,372
Danieli & C Officine Meccaniche SpA (e)	5,774	120,920
Danieli & C Officine Meccaniche SpA (e)	1,537	43,774
Davide Campari-Milano NV	101,491	1,199,719
De' Longhi SpA	14,428	314,984
DiaSorin SpA	4,645	425,004
Digital Value SpA (b)	503	26,841
doValue SpA (b)(d)	6,479	25,346
El.En. SpA (b)	10,888	100,348
Enav SpA (d)	44,871	166,465
Enel SpA	1,680,733	10,356,551
Security Description	Shares	Value
Eni SpA	489,539	$7,907,176
ERG SpA	9,874	238,772
Eurogroup Laminations SpA (a)(b)	14,805	65,552
Ferrari NV	26,096	7,727,871
Fila SpA	4,681	37,120
Fincantieri SpA (a)(b)	59,925	29,883
FinecoBank Banca Fineco SpA	120,894	1,473,880
GVS SpA (a)(d)	12,903	69,945
Hera SpA	169,891	465,869
Industrie De Nora SpA (b)	9,354	161,230
Infrastrutture Wireless Italiane SpA (d)	80,532	960,491
Interpump Group SpA	13,724	631,922
Intesa Sanpaolo SpA	3,316,371	8,567,347
Iren SpA	115,861	223,869
Italgas SpA	98,515	506,077
Iveco Group NV (a)	54,778	513,962
Juventus Football Club SpA (a)(b)	93,321	29,740
Leonardo SpA	90,324	1,306,313
Maire Tecnimont SpA	17,380	71,617
MARR SpA	3,554	45,154
Mediobanca Banca di Credito Finanziario SpA (b)	109,164	1,448,185
MFE-MediaForEurope NV Class A	251,572	106,487
MFE-MediaForEurope NV Class B (b)	40,137	25,263
Moncler SpA	43,942	2,562,520
Nexi SpA (a)(d)	140,573	861,438
OVS SpA (d)	29,909	62,319
Pharmanutra SpA	582	30,193
Piaggio & C SpA	24,484	78,441
Pirelli & C SpA (d)	95,706	462,160
Poste Italiane SpA (d)	103,435	1,091,614
Prysmian SpA	50,433	2,037,055
RAI Way SpA (d)	11,872	62,219
Recordati Industria Chimica e Farmaceutica SpA	24,629	1,165,856
Reply SpA	4,814	453,872
Safilo Group SpA (a)(b)	36,831	33,068
Saipem SpA (a)	229,319	350,834
Salcef Group SpA	3,946	92,121
Salvatore Ferragamo SpA (b)	11,696	155,285
Sanlorenzo SpA	2,587	97,234
Saras SpA (b)	89,482	128,419
Seco SpA (a)(b)	5,196	22,852
Sesa SpA	1,926	202,794
Snam SpA	399,234	1,880,543
SOL SpA	7,183	203,814
Spaxs SpA (a)	8,543	47,667
Tamburi Investment Partners SpA	17,060	151,723
Technogym SpA (d)	25,909	200,796
Technoprobe SpA (a)(b)	20,000	157,754

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Telecom Italia SpA (a)(b)	1,863,882	$584,319
Terna - Rete Elettrica Nazionale	278,560	2,102,228
Tinexta Spa (b)	5,449	89,364
Tod's SpA (a)	3,016	109,399
UniCredit SpA	381,409	9,178,756
Unipol Gruppo SpA	82,833	449,196
Webuild SpA	51,213	91,364
Wiit SpA (b)	1,415	22,682
Zignago Vetro SpA	3,618	54,317
		84,615,012
JAPAN — 15.2%
77 Bank Ltd. (b)	13,700	291,030
Abalance Corp. (b)	2,100	47,355
ABC-Mart, Inc.	20,700	372,871
Activia Properties, Inc. REIT	135	373,178
Adastria Co. Ltd.	7,500	144,798
ADEKA Corp.	13,800	236,420
Advance Logistics Investment Corp. REIT	82	69,183
Advance Residence Investment Corp. REIT	253	574,750
Advantest Corp. (b)	159,600	4,471,688
Aeon Co. Ltd.	138,900	2,757,522
Aeon Delight Co. Ltd.	3,300	72,756
AEON Financial Service Co. Ltd.	15,600	134,700
Aeon Hokkaido Corp.	3,200	18,699
Aeon Mall Co. Ltd.	21,600	254,756
AEON REIT Investment Corp.	303	297,467
AGC, Inc.	40,600	1,426,748
Ai Holdings Corp.	4,100	65,061
Aica Kogyo Co. Ltd.	11,900	266,110
Aichi Corp.	11,000	73,788
Aichi Financial Group, Inc.	6,400	104,990
Aida Engineering Ltd.	8,700	58,476
Aiful Corp.	60,800	158,086
Ain Holdings, Inc.	3,800	112,300
Air Water, Inc.	42,000	524,349
Airtrip Corp. (b)	3,000	42,721
Aisin Corp.	30,000	1,135,869
Ajinomoto Co., Inc.	94,800	3,661,767
Alfresa Holdings Corp. (b)	41,200	677,809
Alpen Co. Ltd. (b)	6,500	84,242
Alpha Systems, Inc. (b)	1,000	19,005
Alps Alpine Co. Ltd. (b)	43,200	375,621
Amada Co. Ltd.	81,600	822,699
Amano Corp.	9,900	217,737
Amvis Holdings, Inc.	6,600	115,127
ANA Holdings, Inc. (a)(b)	32,000	671,845
Anicom Holdings, Inc.	7,200	29,673
Anritsu Corp. (b)	27,500	196,725
Anycolor, Inc. (a)(b)	3,600	84,798
AOKI Holdings, Inc.	8,500	57,588
Aozora Bank Ltd. (b)	21,300	436,063
Security Description	Shares	Value
Appier Group, Inc. (a)	11,600	$124,298
Arata Corp.	1,900	71,047
ARCLANDS Corp.	16,667	178,258
Arcs Co. Ltd.	8,800	160,579
ARE Holdings, Inc. (b)	11,500	146,192
Argo Graphics, Inc.	2,900	64,520
Ariake Japan Co. Ltd. (b)	2,700	91,806
As One Corp. (b)	6,000	219,534
Asahi Group Holdings Ltd.	101,200	3,790,973
Asahi Intecc Co. Ltd.	44,500	801,581
Asahi Kasei Corp.	256,700	1,616,836
Asahi Yukizai Corp.	4,800	118,854
Asics Corp.	34,600	1,211,029
ASKUL Corp.	4,800	63,046
Astellas Pharma, Inc.	376,000	5,225,827
Atom Corp. (a)(b)	21,200	126,724
Autobacs Seven Co. Ltd.	12,200	129,338
Avex, Inc.	6,600	63,822
Awa Bank Ltd.	4,900	75,261
Axial Retailing, Inc.	2,100	52,702
Azbil Corp.	25,700	788,438
AZ-COM MARUWA Holdings, Inc. (b)	5,400	77,006
Bandai Namco Holdings, Inc.	130,300	2,656,208
Bank of Kyoto Ltd. (a)(b)	13,800	786,339
BayCurrent Consulting, Inc.	29,900	1,001,442
Belc Co. Ltd.	1,500	69,057
Bell System24 Holdings, Inc.	3,500	37,058
Belluna Co. Ltd. (b)	8,800	39,629
Benefit One, Inc.	17,200	124,656
Benesse Holdings, Inc. (b)	11,900	145,894
Bengo4.com, Inc. (a)(b)	2,500	81,002
Bic Camera, Inc. (b)	14,200	104,960
BIPROGY, Inc.	14,800	370,335
BML, Inc.	3,000	56,210
Bridgestone Corp.	119,700	4,675,700
Brother Industries Ltd.	51,700	834,441
Bunka Shutter Co. Ltd.	10,500	77,822
Bushiroad, Inc. (b)	6,600	24,945
C Uyemura & Co. Ltd.	2,600	164,302
Calbee, Inc.	14,300	272,536
Canon Electronics, Inc.	2,900	36,749
Canon Marketing Japan, Inc.	11,700	303,977
Canon, Inc. (b)	208,000	5,024,895
Capcom Co. Ltd.	35,200	1,270,243
Casio Computer Co. Ltd. (b)	35,400	297,362
Cawachi Ltd.	5,300	88,330
Cellebrite DI Ltd. (a)(b)	9,577	73,264
Central Glass Co. Ltd. (b)	4,900	97,360
Central Japan Railway Co.	152,500	3,714,776
Change Holdings, Inc. (b)	6,500	76,706
Chiba Bank Ltd.	108,500	790,710
Chiyoda Corp. (a)(b)	30,000	76,194
Chofu Seisakusho Co. Ltd.	3,100	43,542
Chubu Electric Power Co., Inc.	137,200	1,753,328

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Chudenko Corp.	3,000	$48,551
Chugai Pharmaceutical Co. Ltd.	141,100	4,372,233
Chugin Financial Group, Inc.	22,200	166,100
Chugoku Electric Power Co., Inc.	53,500	329,873
Chugoku Marine Paints Ltd.	8,400	76,274
CI Takiron Corp.	12,200	46,928
Citizen Watch Co. Ltd. (b)	36,600	225,646
CKD Corp.	7,700	106,347
Coca-Cola Bottlers Japan Holdings, Inc.	36,300	478,243
COLOPL, Inc. (b)	4,900	19,373
Colowide Co. Ltd.	11,900	192,585
Comforia Residential REIT, Inc.	118	262,134
COMSYS Holdings Corp. (b)	22,700	475,525
Comture Corp.	6,200	96,267
Concordia Financial Group Ltd.	244,100	1,114,787
Cosmo Energy Holdings Co. Ltd.	15,400	542,831
Cosmos Pharmaceutical Corp.	4,100	420,235
CRE Logistics REIT, Inc.	137	150,748
Create Restaurants Holdings, Inc.	31,600	241,831
Create SD Holdings Co. Ltd.	4,000	90,869
Credit Saison Co. Ltd.	34,400	546,458
Curves Holdings Co. Ltd.	4,300	20,344
CyberAgent, Inc.	80,200	433,341
CYBERDYNE, Inc. (a)(b)	11,000	19,903
Cybozu, Inc.	7,400	100,568
Dai Nippon Printing Co. Ltd.	44,800	1,167,847
Daicel Corp.	53,800	451,022
Daido Steel Co. Ltd.	4,200	171,152
Daiei Kankyo Co. Ltd.	8,000	113,064
Daifuku Co. Ltd.	61,200	1,160,432
Daihen Corp.	3,000	101,726
Daiho Corp. (b)	2,700	71,379
Dai-ichi Life Holdings, Inc.	201,800	4,188,136
Daiichi Sankyo Co. Ltd.	387,100	10,651,249
Daiichikosho Co. Ltd.	17,800	289,559
Daiken Corp.	4,000	80,281
Daiki Aluminium Industry Co. Ltd.	6,500	56,887
Daikin Industries Ltd.	55,800	8,778,053
Daikokutenbussan Co. Ltd.	2,200	92,880
Daio Paper Corp. (b)	35,500	291,184
Daiseki Co. Ltd.	10,660	285,743
Daishi Hokuetsu Financial Group, Inc.	5,500	139,873
Daito Trust Construction Co. Ltd.	12,900	1,361,535
Daiwa House Industry Co. Ltd.	123,300	3,317,470
Security Description	Shares	Value
Daiwa House REIT Investment Corp.	425	$751,315
Daiwa Industries Ltd.	6,600	61,168
Daiwa Office Investment Corp. REIT	53	237,252
Daiwa Securities Group, Inc.	267,200	1,545,454
Daiwa Securities Living Investments Corp. REIT	428	318,078
Daiwabo Holdings Co. Ltd.	15,300	293,748
DCM Holdings Co. Ltd.	20,900	170,029
Demae-Can Co. Ltd. (a)(b)	9,700	23,986
DeNA Co. Ltd. (b)	12,800	128,879
Denka Co. Ltd.	13,800	249,968
Denso Corp.	360,000	5,792,327
Dentsu Group, Inc.	44,100	1,300,318
Descente Ltd.	5,100	146,447
Dexerials Corp. (b)	9,400	232,441
DIC Corp.	13,700	222,955
Digital Arts, Inc.	1,700	52,689
Digital Garage, Inc.	9,600	221,303
dip Corp.	5,500	135,634
Disco Corp.	19,500	3,604,021
DMG Mori Co. Ltd.	20,500	349,348
Doshisha Co. Ltd.	4,900	73,225
Doutor Nichires Holdings Co. Ltd.	3,100	48,403
Dowa Holdings Co. Ltd.	9,500	296,093
DTS Corp.	5,600	119,712
Duskin Co. Ltd.	11,700	254,033
DyDo Group Holdings, Inc. (b)	1,000	36,924
Earth Corp. (b)	6,200	204,416
East Japan Railway Co.	63,900	3,663,357
Ebara Corp.	18,000	845,448
EDION Corp.	11,900	117,864
eGuarantee, Inc.	9,200	120,098
Eiken Chemical Co. Ltd.	8,200	75,062
Eisai Co. Ltd.	51,800	2,882,541
Eizo Corp.	1,600	54,361
Elan Corp.	4,000	21,953
Elecom Co. Ltd.	10,000	116,803
Electric Power Development Co. Ltd. Class C	33,900	549,306
EM Systems Co. Ltd.	15,200	74,969
en Japan, Inc.	9,200	143,526
ENEOS Holdings, Inc.	604,000	2,387,667
eRex Co. Ltd. (b)	3,000	15,420
ES-Con Japan Ltd.	18,200	113,792
euglena Co. Ltd. (a)(b)	22,900	122,307
Exedy Corp.	3,100	54,303
EXEO Group, Inc. (b)	16,800	344,950
Ezaki Glico Co. Ltd.	9,400	258,583
Fancl Corp.	13,900	212,750
FANUC Corp.	199,000	5,191,536
Fast Retailing Co. Ltd.	37,000	8,080,617
FCC Co. Ltd.	3,600	45,378
Ferrotec Holdings Corp. (b)	7,100	136,076

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Financial Partners Group Co. Ltd.	14,500	$130,692
Food & Life Cos. Ltd.	30,900	520,574
FP Corp.	7,000	112,699
Freee KK (a)(b)	7,800	155,347
Frontier Real Estate Investment Corp. REIT	103	315,782
Fuji Co. Ltd.	12,300	147,213
Fuji Corp.	19,800	308,361
Fuji Electric Co. Ltd.	25,700	1,161,817
Fuji Kyuko Co. Ltd.	4,100	127,897
Fuji Media Holdings, Inc.	5,100	54,751
Fuji Oil Holdings, Inc.	9,500	144,354
Fuji Seal International, Inc.	6,200	74,039
Fuji Soft, Inc.	9,000	291,908
Fujicco Co. Ltd.	4,500	58,140
FUJIFILM Holdings Corp.	77,700	4,508,136
Fujikura Ltd.	48,400	389,697
Fujimi, Inc.	8,700	175,195
Fujimori Kogyo Co. Ltd.	2,700	67,217
Fujio Food Group, Inc. (a)	4,800	44,615
Fujitec Co. Ltd. (b)	16,100	372,223
Fujitsu General Ltd.	11,300	212,521
Fujitsu Ltd.	38,700	4,564,383
Fujiya Co. Ltd.	3,600	61,373
Fukui Computer Holdings, Inc.	3,000	53,577
Fukuoka Financial Group, Inc.	32,300	774,681
Fukuoka REIT Corp.	190	202,446
Fukushima Galilei Co. Ltd. (b)	2,400	78,083
Fukuyama Transporting Co. Ltd.	4,200	110,611
FULLCAST Holdings Co. Ltd.	7,200	90,805
Funai Soken Holdings, Inc.	9,400	164,409
Furukawa Co. Ltd.	5,200	58,542
Furukawa Electric Co. Ltd. (b)	16,900	269,766
Fuso Chemical Co. Ltd.	3,100	81,642
Future Corp.	8,700	87,802
Fuyo General Lease Co. Ltd.	2,900	234,177
G-7 Holdings, Inc.	8,400	69,801
Genky DrugStores Co. Ltd.	3,300	122,292
Geo Holdings Corp. (b)	5,700	90,604
Giken Ltd.	2,200	29,633
Global One Real Estate Investment Corp. REIT	139	106,934
GLOBERIDE, Inc. (b)	4,700	63,622
Glory Ltd.	9,800	195,836
GLP J-REIT	1,029	921,945
GMO Financial Gate, Inc.	800	57,095
GMO Financial Holdings, Inc.	5,300	25,785
GMO internet group, Inc.	11,300	175,302
GMO Payment Gateway, Inc.	7,900	432,892
GNI Group Ltd. (a)(b)	6,700	91,503
Goldcrest Co. Ltd.	3,600	53,484
Security Description	Shares	Value
Goldwin, Inc. (b)	4,400	$298,985
Gree, Inc. (b)	15,200	60,606
GS Yuasa Corp.	11,800	210,577
G-Tekt Corp.	3,300	40,248
GungHo Online Entertainment, Inc.	7,200	113,892
Gunma Bank Ltd.	63,000	294,514
Gunze Ltd.	1,500	45,334
H.U. Group Holdings, Inc. (b)	13,300	226,383
H2O Retailing Corp.	28,600	347,666
Hachijuni Bank Ltd. (b)	91,100	503,591
Hakuhodo DY Holdings, Inc. (b)	49,800	410,314
Hakuto Co. Ltd. (b)	1,900	64,554
Halows Co. Ltd.	1,500	42,218
Hamakyorex Co. Ltd.	2,200	59,856
Hamamatsu Photonics KK	27,900	1,177,699
Hankyu Hanshin Holdings, Inc.	49,100	1,678,399
Hankyu Hanshin REIT, Inc.	94	88,882
Hanwa Co. Ltd.	6,000	190,786
Harmonic Drive Systems, Inc. (b)	8,900	198,010
Haseko Corp. (b)	58,200	743,759
Hazama Ando Corp.	38,400	300,304
Heiwa Corp. (b)	10,800	155,242
Heiwa Real Estate Co. Ltd.	5,200	138,690
Heiwa Real Estate REIT, Inc. (b)	143	140,389
Heiwado Co. Ltd.	3,000	52,431
Hiday Hidaka Corp.	3,500	63,609
Hikari Tsushin, Inc.	4,600	702,061
Hino Motors Ltd. (a)	48,400	185,167
Hioki EE Corp.	2,100	101,746
Hirata Corp.	2,600	130,675
Hirogin Holdings, Inc.	54,100	332,521
Hirose Electric Co. Ltd.	7,000	812,464
HIS Co. Ltd. (a)(b)	9,300	112,554
Hisamitsu Pharmaceutical Co., Inc.	12,200	445,323
Hitachi Construction Machinery Co. Ltd.	24,100	734,184
Hitachi Ltd.	196,200	12,194,706
Hitachi Zosen Corp.	36,800	206,904
Hogy Medical Co. Ltd.	6,600	141,310
Hokkaido Electric Power Co., Inc.	31,100	135,925
Hokkoku Financial Holdings, Inc. (b)	3,200	111,509
Hokuetsu Corp. (b)	18,500	134,512
Hokuhoku Financial Group, Inc.	54,100	580,245
Hokuriku Electric Power Co. (a)	25,500	137,732
Hokuto Corp.	6,300	76,837
Honda Motor Co. Ltd.	969,300	10,925,533
Horiba Ltd.	6,500	352,562

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Hoshino Resorts REIT, Inc.	39	$171,184
Hoshizaki Corp.	22,200	772,853
Hosiden Corp.	7,100	91,304
House Foods Group, Inc. (b)	13,400	280,168
Hoya Corp.	75,000	7,702,295
Hulic Co. Ltd.	73,000	656,009
Hulic Reit, Inc.	309	330,069
Hyakugo Bank Ltd.	58,100	208,689
Ibiden Co. Ltd.	22,500	1,200,804
Ichibanya Co. Ltd.	4,100	149,740
Ichigo Office REIT Investment Corp.	183	107,304
Ichigo, Inc.	57,100	124,742
Idec Corp.	3,800	75,580
Idemitsu Kosan Co. Ltd.	45,577	1,050,050
IDOM, Inc. (b)	21,200	103,567
IHI Corp. (b)	31,000	651,265
Iida Group Holdings Co. Ltd.	31,600	526,543
Iino Kaiun Kaisha Ltd. (b)	10,500	73,811
Inaba Denki Sangyo Co. Ltd.	7,300	158,254
Inabata & Co. Ltd.	5,700	119,558
Inageya Co. Ltd. (b)	2,600	25,351
Industrial & Infrastructure Fund Investment Corp. REIT	432	400,083
Infocom Corp.	2,800	51,637
Infomart Corp. (b)	36,200	97,520
Information Services International-Dentsu Ltd.	6,300	241,488
INFRONEER Holdings, Inc.	48,680	504,987
Inpex Corp.	204,700	3,094,677
Insource Co. Ltd. (b)	6,400	44,389
Internet Initiative Japan, Inc.	29,200	473,051
Invincible Investment Corp. REIT (b)	1,518	628,664
Iriso Electronics Co. Ltd.	4,100	115,396
Isetan Mitsukoshi Holdings Ltd. (b)	74,700	866,765
Isuzu Motors Ltd.	116,700	1,470,627
Ito En Ltd.	9,200	296,484
ITOCHU Corp. (b)	251,300	9,103,889
Itochu Enex Co. Ltd.	5,600	56,478
Itochu-Shokuhin Co. Ltd.	800	36,669
Itoham Yonekyu Holdings, Inc.	4,500	122,131
Iwatani Corp.	8,200	414,053
Iyogin Holdings, Inc.	53,100	382,526
Izumi Co. Ltd.	4,800	127,346
J Front Retailing Co. Ltd.	45,600	467,230
JAC Recruitment Co. Ltd.	8,300	141,388
Jaccs Co. Ltd.	3,300	114,110
JAFCO Group Co. Ltd.	10,800	119,055
Japan Airlines Co. Ltd.	30,300	590,467
Japan Airport Terminal Co. Ltd. (b)	11,500	488,360
Japan Aviation Electronics Industry Ltd.	11,800	235,407
Security Description	Shares	Value
Japan Display, Inc. (a)(b)	167,900	$42,756
Japan Elevator Service Holdings Co. Ltd.	9,800	144,151
Japan Excellent, Inc. REIT	180	159,585
Japan Exchange Group, Inc.	107,800	2,003,935
Japan Hotel REIT Investment Corp.	801	419,220
Japan Lifeline Co. Ltd.	15,700	122,465
Japan Logistics Fund, Inc. REIT	175	339,973
Japan Material Co. Ltd.	14,200	218,293
Japan Metropolitan Fund Invest REIT	1,430	929,536
Japan Petroleum Exploration Co. Ltd.	6,700	252,779
Japan Post Bank Co. Ltd.	299,500	2,611,154
Japan Post Holdings Co. Ltd.	467,200	3,749,184
Japan Post Insurance Co. Ltd.	39,100	660,423
Japan Prime Realty Investment Corp. REIT	158	382,228
Japan Pulp & Paper Co. Ltd.	2,000	65,472
Japan Real Estate Investment Corp. REIT	255	996,247
Japan Securities Finance Co. Ltd. (b)	22,000	211,560
Japan Steel Works Ltd.	11,200	208,426
Japan Tobacco, Inc.	249,400	5,749,278
Japan Wool Textile Co. Ltd.	5,100	46,002
JCR Pharmaceuticals Co. Ltd.	9,800	98,213
JCU Corp.	3,500	72,944
Jeol Ltd.	8,000	238,995
JFE Holdings, Inc.	99,600	1,462,380
JGC Holdings Corp.	46,600	649,386
JINS Holdings, Inc. (b)	4,500	96,197
JMDC, Inc.	6,900	251,493
J-Oil Mills, Inc. (b)	3,600	43,038
Joshin Denki Co. Ltd.	3,500	55,165
Joyful Honda Co. Ltd.	8,000	94,247
JSR Corp. (b)	41,500	1,117,142
JTEKT Corp.	43,700	413,206
JTOWER, Inc. (a)	1,800	74,183
Juroku Financial Group, Inc.	8,300	208,300
Justsystems Corp.	7,200	144,700
Kadokawa Corp.	21,100	423,060
Kaga Electronics Co. Ltd.	3,500	152,220
Kagome Co. Ltd.	13,600	295,741
Kajima Corp.	90,600	1,477,468
Kakaku.com, Inc.	27,000	274,478
Kaken Pharmaceutical Co. Ltd.	5,700	133,691
Kameda Seika Co. Ltd.	1,600	43,907
Kamigumi Co. Ltd. (b)	20,200	416,927
Kanamoto Co. Ltd.	4,700	82,709
Kandenko Co. Ltd.	27,300	251,916
Kaneka Corp.	10,500	273,151

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Kanematsu Corp.	15,600	$216,189
Kansai Electric Power Co., Inc.	147,300	2,050,700
Kansai Paint Co. Ltd.	33,000	472,692
Kanto Denka Kogyo Co. Ltd.	9,100	53,298
Kao Corp.	98,400	3,660,368
Kappa Create Co. Ltd. (a)(b)	7,600	77,668
Katakura Industries Co. Ltd.	5,600	65,523
Katitas Co. Ltd. (b)	9,300	135,737
Kato Sangyo Co. Ltd.	3,500	93,232
Kawasaki Heavy Industries Ltd.	33,400	810,240
Kawasaki Kisen Kaisha Ltd. (b)	39,700	1,357,874
KDDI Corp.	315,900	9,689,223
KeePer Technical Laboratory Co. Ltd.	4,900	191,436
Keihan Holdings Co. Ltd. (b)	20,400	542,451
Keihanshin Building Co. Ltd.	6,200	57,045
Keikyu Corp. (b)	41,500	353,331
Keio Corp. (b)	22,900	789,089
Keisei Electric Railway Co. Ltd.	25,900	899,058
Keiyo Bank Ltd.	11,200	51,938
Keiyo Co. Ltd.	7,200	39,613
Kenedix Office Investment Corp. REIT (b)	161	373,302
Kenedix Residential Next Investment Corp. REIT	187	286,092
Kenedix Retail REIT Corp.	97	187,922
Kewpie Corp.	18,800	302,803
Keyence Corp.	40,900	15,211,593
KFC Holdings Japan Ltd.	1,700	34,108
KH Neochem Co. Ltd.	5,100	78,435
Kikkoman Corp.	28,600	1,503,357
Kinden Corp.	24,000	349,968
Kintetsu Department Store Co. Ltd.	5,900	113,038
Kintetsu Group Holdings Co. Ltd.	36,500	1,036,602
Kirin Holdings Co. Ltd.	161,900	2,270,777
Kisoji Co. Ltd.	6,300	103,646
Kissei Pharmaceutical Co. Ltd.	3,200	72,696
Ki-Star Real Estate Co. Ltd. (b)	2,300	71,208
Kitz Corp.	7,300	50,632
Kiyo Bank Ltd. (b)	12,500	125,482
Koa Corp.	4,200	50,634
Kobayashi Pharmaceutical Co. Ltd.	10,400	465,204
Kobe Bussan Co. Ltd.	34,900	819,966
Kobe Steel Ltd.	90,400	1,180,698
Koei Tecmo Holdings Co. Ltd.	25,320	360,648
Kohnan Shoji Co. Ltd.	3,300	86,246
Koito Manufacturing Co. Ltd.	42,800	647,199
Kokuyo Co. Ltd.	18,800	298,772
Security Description	Shares	Value
Komatsu Ltd.	192,200	$5,207,335
KOMEDA Holdings Co. Ltd.	6,800	132,149
Komeri Co. Ltd. (b)	5,500	116,100
Konami Group Corp.	19,900	1,051,776
Konica Minolta, Inc. (a)(b)	84,300	274,833
Konishi Co. Ltd. (b)	5,200	79,450
Konoike Transport Co. Ltd.	4,700	60,913
Kose Corp.	6,200	451,004
Koshidaka Holdings Co. Ltd.	4,300	33,858
Kotobuki Spirits Co. Ltd.	22,000	356,334
K's Holdings Corp.	25,500	234,451
Kubota Corp.	212,000	3,131,164
Kumagai Gumi Co. Ltd.	7,000	165,354
Kumiai Chemical Industry Co. Ltd.	12,100	89,843
Kura Sushi, Inc. (b)	3,100	70,528
Kuraray Co. Ltd.	59,500	706,145
Kureha Corp.	2,400	133,811
Kurita Water Industries Ltd.	21,400	747,727
Kusuri No. Aoki Holdings Co. Ltd. (b)	3,000	174,019
KYB Corp.	2,700	87,482
Kyocera Corp.	66,300	3,370,870
Kyoei Steel Ltd.	3,100	41,340
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,800	68,407
Kyorin Pharmaceutical Co. Ltd.	6,100	74,847
Kyoritsu Maintenance Co. Ltd. (b)	6,300	262,681
Kyowa Kirin Co. Ltd.	54,100	944,054
Kyudenko Corp.	8,700	273,200
Kyushu Electric Power Co., Inc. (a)	96,700	632,074
Kyushu Financial Group, Inc.	69,300	358,052
Kyushu Railway Co.	27,800	592,235
LaSalle Logiport REIT	496	476,639
Lasertec Corp.	15,300	2,385,867
Lawson, Inc.	8,000	368,410
Leopalace21 Corp. (a)(b)	38,400	84,404
Life Corp.	4,600	112,206
LIFENET INSURANCE Co. (a)(b)	23,500	152,756
Link & Motivation, Inc.	5,700	16,578
Lintec Corp.	6,100	97,800
Lion Corp.	51,900	513,348
LITALICO, Inc.	3,800	51,134
Lixil Corp.	64,100	748,066
M&A Capital Partners Co. Ltd. (b)	3,100	55,674
M&A Research Institute Holdings, Inc. (a)(b)	15,300	352,702
M3, Inc.	94,400	1,718,146
Mabuchi Motor Co. Ltd.	8,100	242,634
Macnica Holdings, Inc.	9,300	438,124
Maeda Kosen Co. Ltd.	5,700	114,210

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Makino Milling Machine Co. Ltd. (b)	3,400	$148,782
Makita Corp.	45,000	1,113,352
Management Solutions Co. Ltd.	1,800	33,931
Mandom Corp.	3,500	32,367
Mani, Inc.	12,800	155,599
Marubeni Corp.	317,600	4,963,265
Maruha Nichiro Corp.	6,800	116,929
Marui Group Co. Ltd. (b)	39,800	648,109
Maruichi Steel Tube Ltd.	10,400	259,260
MARUKA FURUSATO Corp.	4,600	82,768
Maruwa Co. Ltd. (b)	2,500	393,366
Maruzen Showa Unyu Co. Ltd.	2,600	65,947
Matsuda Sangyo Co. Ltd.	1,700	27,000
Matsui Securities Co. Ltd. (b)	30,700	168,904
MatsukiyoCocokara & Co.	81,120	1,457,143
Matsuyafoods Holdings Co. Ltd.	2,200	60,593
Max Co. Ltd.	4,200	77,203
Maxell Ltd.	6,800	76,237
Maxvalu Tokai Co. Ltd.	1,400	27,526
Mazda Motor Corp.	118,700	1,349,469
McDonald's Holdings Co. Japan Ltd. (b)	17,800	681,106
MCJ Co. Ltd.	10,000	75,188
Mebuki Financial Group, Inc.	200,600	556,128
Medipal Holdings Corp.	38,300	648,707
Medley, Inc. (a)	4,300	138,459
Megachips Corp.	1,800	50,421
Megmilk Snow Brand Co. Ltd.	6,600	101,416
Meidensha Corp.	5,900	88,841
MEIJI Holdings Co. Ltd.	50,900	1,267,511
Meiko Electronics Co. Ltd. (b)	4,700	106,929
Meitec Corp.	13,300	241,000
Melco Holdings, Inc.	1,400	29,224
Menicon Co. Ltd.	11,500	148,273
Mercari, Inc. (a)(b)	23,100	499,384
METAWATER Co. Ltd.	4,200	52,491
Micronics Japan Co. Ltd.	8,600	122,120
Mie Kotsu Group Holdings, Inc.	19,400	74,103
Milbon Co. Ltd.	3,900	108,748
Mimasu Semiconductor Industry Co. Ltd. (b)	4,300	80,136
MINEBEA MITSUMI, Inc.	74,800	1,223,818
Mirai Corp. REIT	251	79,728
MIRAIT ONE Corp.	19,000	250,384
MISUMI Group, Inc.	65,600	1,027,136
Mitani Sekisan Co. Ltd.	4,200	129,891
Mitsubishi Chemical Group Corp.	266,300	1,682,299
Mitsubishi Corp.	240,500	11,487,914
Mitsubishi Electric Corp.	401,800	4,978,577
Mitsubishi Estate Co. Ltd.	238,500	3,124,594
Security Description	Shares	Value
Mitsubishi Estate Logistics REIT Investment Corp.	116	$291,895
Mitsubishi Gas Chemical Co., Inc.	31,800	428,866
Mitsubishi HC Capital, Inc.	174,730	1,166,233
Mitsubishi Heavy Industries Ltd.	68,000	3,803,170
Mitsubishi Logisnext Co. Ltd.	7,200	65,909
Mitsubishi Logistics Corp.	10,700	284,808
Mitsubishi Materials Corp.	24,500	397,155
Mitsubishi Motors Corp. (b)	137,200	598,908
Mitsubishi Pencil Co. Ltd.	5,800	74,548
Mitsubishi Research Institute, Inc.	1,100	35,678
Mitsubishi Shokuhin Co. Ltd.	1,300	33,976
Mitsubishi UFJ Financial Group, Inc.	2,398,700	20,390,357
Mitsuboshi Belting Ltd. (b)	4,200	129,187
Mitsui & Co. Ltd.	283,800	10,313,603
Mitsui Chemicals, Inc.	34,400	893,743
Mitsui DM Sugar Holdings Co. Ltd.	2,500	50,427
Mitsui Fudosan Co. Ltd.	190,800	4,211,729
Mitsui Fudosan Logistics Park, Inc. REIT	135	426,102
Mitsui High-Tec, Inc.	3,200	166,406
Mitsui Mining & Smelting Co. Ltd.	9,500	241,598
Mitsui OSK Lines Ltd. (b)	73,200	2,016,096
Mitsui-Soko Holdings Co. Ltd.	7,100	204,828
Mitsuuroko Group Holdings Co. Ltd.	3,800	32,570
Miura Co. Ltd.	18,800	379,213
MIXI, Inc. (b)	7,200	114,399
Mizuho Financial Group, Inc.	510,420	8,691,420
Mizuho Leasing Co. Ltd.	5,900	194,130
Mizuno Corp.	3,400	107,998
Mochida Pharmaceutical Co. Ltd.	3,500	78,221
Modec, Inc. (a)	2,400	29,625
Monex Group, Inc.	37,700	140,972
Money Forward, Inc. (a)	8,200	263,873
Monogatari Corp.	8,200	226,946
MonotaRO Co. Ltd.	60,300	646,742
Mori Hills REIT Investment Corp. Class C,	284	269,679
Mori Trust Reit, Inc.	541	263,929
Morinaga & Co. Ltd.	7,300	264,263
Morinaga Milk Industry Co. Ltd.	8,300	312,978
Morita Holdings Corp.	4,400	46,971
MOS Food Services, Inc. (b)	3,100	68,346
MS&AD Insurance Group Holdings, Inc.	91,100	3,354,629
Murata Manufacturing Co. Ltd.	357,300	6,546,210

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Musashi Seimitsu Industry Co. Ltd.	10,800	$117,608
Musashino Bank Ltd.	4,100	75,914
Nabtesco Corp.	19,500	352,366
Nachi-Fujikoshi Corp. (b)	2,300	61,960
Nafco Co. Ltd.	2,000	25,760
Nagaileben Co. Ltd.	6,300	89,925
Nagase & Co. Ltd.	17,400	274,074
Nagawa Co. Ltd.	1,600	74,626
Nagoya Railroad Co. Ltd.	39,200	579,889
Nakanishi, Inc.	13,100	306,815
Nankai Electric Railway Co. Ltd. (b)	20,900	406,515
Nanto Bank Ltd.	3,100	55,280
NEC Corp.	51,600	2,856,543
NEC Networks & System Integration Corp.	9,300	122,400
NET One Systems Co. Ltd.	16,700	317,605
Nexon Co. Ltd.	93,800	1,680,511
Nextage Co. Ltd. (b)	8,200	125,397
NGK Insulators Ltd.	43,900	583,078
NH Foods Ltd.	16,900	506,349
NHK Spring Co. Ltd.	36,400	279,052
Nichias Corp.	12,200	250,581
Nichicon Corp.	5,100	48,189
Nichiden Corp.	3,800	63,433
Nichiha Corp.	5,200	102,554
Nichirei Corp.	24,600	541,538
NIDEC Corp.	86,800	4,031,568
Nifco, Inc.	16,500	427,800
Nihon Kohden Corp.	14,700	363,695
Nihon M&A Center Holdings, Inc.	57,900	279,169
Nihon Parkerizing Co. Ltd.	12,300	91,163
Nikkiso Co. Ltd.	9,900	67,272
Nikkon Holdings Co. Ltd. (b)	8,800	186,408
Nikon Corp.	59,500	628,593
Nintendo Co. Ltd.	218,500	9,122,165
Nippn Corp.	8,800	128,145
Nippon Accommodations Fund, Inc. REIT	95	401,709
Nippon Building Fund, Inc. REIT	316	1,283,270
Nippon Carbon Co. Ltd.	1,200	36,629
Nippon Ceramic Co. Ltd.	2,800	49,986
Nippon Densetsu Kogyo Co. Ltd.	7,600	111,842
Nippon Electric Glass Co. Ltd.	19,600	365,928
NIPPON EXPRESS HOLDINGS, Inc.	14,400	752,978
Nippon Gas Co. Ltd.	18,900	280,666
Nippon Kanzai Holdings Co. Ltd.	4,000	68,862
Nippon Kayaku Co. Ltd.	19,200	160,767
Nippon Light Metal Holdings Co. Ltd.	14,500	163,535
Security Description	Shares	Value
Nippon Paint Holdings Co. Ltd.	204,900	$1,381,333
Nippon Paper Industries Co. Ltd. (a)	23,100	208,670
Nippon Parking Development Co. Ltd. Class C	44,800	63,946
Nippon Pillar Packing Co. Ltd.	9,400	245,984
Nippon Prologis REIT, Inc.	528	987,888
NIPPON REIT Investment Corp.	79	188,996
Nippon Road Co. Ltd.	6,000	75,550
Nippon Sanso Holdings Corp.	34,000	807,706
Nippon Seiki Co. Ltd.	4,600	35,974
Nippon Shinyaku Co. Ltd.	10,500	445,331
Nippon Shokubai Co. Ltd.	6,400	232,883
Nippon Signal Company Ltd.	6,300	39,685
Nippon Soda Co. Ltd.	2,900	106,886
Nippon Steel Corp. (b)	180,900	4,248,983
Nippon Telegraph & Telephone Corp.	6,193,800	7,330,039
Nippon Television Holdings, Inc.	5,700	57,754
Nippon Yusen KK (b)	103,700	2,700,474
Nipro Corp. (b)	27,000	218,750
Nishimatsu Construction Co. Ltd.	6,200	154,060
Nishimatsuya Chain Co. Ltd. (b)	9,000	98,187
Nishi-Nippon Financial Holdings, Inc. (b)	22,400	256,386
Nishi-Nippon Railroad Co. Ltd. (b)	15,700	261,079
Nishio Holdings Co. Ltd.	2,900	68,601
Nissan Chemical Corp.	28,600	1,218,746
Nissan Motor Co. Ltd.	474,900	2,101,367
Nissan Shatai Co. Ltd.	6,700	38,388
Nissha Co. Ltd.	4,100	46,158
Nisshin Oillio Group Ltd.	3,600	100,962
Nisshin Seifun Group, Inc.	45,300	578,450
Nisshinbo Holdings, Inc.	27,200	202,690
Nissin Foods Holdings Co. Ltd.	12,400	1,032,468
Nissui Corp.	57,500	281,942
Niterra Co. Ltd.	36,800	834,520
Nitori Holdings Co. Ltd.	16,200	1,814,053
Nitta Corp.	3,000	66,745
Nittetsu Mining Co. Ltd. (b)	1,600	53,718
Nitto Boseki Co. Ltd. (b)	6,800	159,035
Nitto Denko Corp. (b)	30,200	1,984,933
Nitto Kogyo Corp. (b)	3,700	88,889
Noevir Holdings Co. Ltd.	2,300	81,535
NOF Corp.	13,800	552,647
Nohmi Bosai Ltd.	1,800	21,338
Nojima Corp.	10,800	94,593
NOK Corp.	14,600	194,259
Nomura Co. Ltd.	11,200	71,602

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Nomura Holdings, Inc.	623,000	$2,501,185
Nomura Real Estate Holdings, Inc.	25,400	638,809
Nomura Real Estate Master Fund, Inc. REIT	916	1,027,565
Nomura Research Institute Ltd.	84,500	2,204,446
Noritake Co. Ltd.	3,300	137,551
Noritsu Koki Co. Ltd.	2,100	46,792
Noritz Corp.	6,800	72,272
North Pacific Bank Ltd.	161,100	389,728
NS Solutions Corp. (b)	4,800	136,867
NS United Kaiun Kaisha Ltd. (b)	1,400	36,964
NSD Co. Ltd.	13,100	248,964
NSK Ltd.	78,900	444,769
NTN Corp. (b)	90,000	171,707
NTT Data Group Corp.	135,300	1,817,449
NTT UD REIT Investment Corp.	231	213,779
Obara Group, Inc. (b)	1,300	33,627
Obayashi Corp.	132,900	1,172,477
OBIC Business Consultants Co. Ltd.	6,800	282,526
Obic Co. Ltd.	14,900	2,265,080
Odakyu Electric Railway Co. Ltd. (b)	64,700	968,820
Ogaki Kyoritsu Bank Ltd.	5,100	70,882
Ohsho Food Service Corp. (b)	1,900	87,981
Oiles Corp.	4,900	65,935
Oisix ra daichi, Inc. (a)(b)	5,100	54,990
Oji Holdings Corp.	250,300	1,055,042
Okamoto Industries, Inc.	1,900	64,554
Okamura Corp.	11,300	171,213
Okasan Securities Group, Inc.	44,000	204,925
Oki Electric Industry Co. Ltd. (b)	29,500	198,874
Okinawa Cellular Telephone Co.	3,000	64,734
Okinawa Electric Power Co., Inc.	19,635	147,896
Okinawa Financial Group, Inc.	2,300	37,392
OKUMA Corp. (b)	5,500	242,335
Okumura Corp.	4,600	138,408
Olympus Corp.	266,400	3,466,012
Omron Corp. (b)	36,500	1,630,729
One REIT, Inc. (b)	58	100,745
Ono Pharmaceutical Co. Ltd.	78,500	1,508,715
Onward Holdings Co. Ltd. (b)	36,300	126,980
Open House Group Co. Ltd.	15,400	523,636
Open Up Group, Inc.	10,803	132,843
Optex Group Co. Ltd. (b)	4,700	50,992
Optorun Co. Ltd.	5,700	70,245
Oracle Corp.	7,600	565,321
Security Description	Shares	Value
Organo Corp.	6,000	$168,873
Orient Corp. (b)	5,500	42,754
Oriental Land Co. Ltd.	226,000	7,434,639
ORIX Corp.	245,500	4,594,951
Orix JREIT, Inc.	542	651,599
Osaka Gas Co. Ltd.	79,400	1,309,987
Osaka Organic Chemical Industry Ltd. (b)	2,800	47,397
Osaka Soda Co. Ltd. (b)	2,700	116,703
OSAKA Titanium Technologies Co. Ltd.	5,100	104,068
OSG Corp.	15,000	177,115
Otsuka Corp.	24,900	1,056,571
Otsuka Holdings Co. Ltd.	82,800	2,948,007
Outsourcing, Inc.	22,100	171,054
Pacific Industrial Co. Ltd.	8,700	83,546
PAL GROUP Holdings Co. Ltd.	8,800	114,286
PALTAC Corp.	6,400	201,146
Pan Pacific International Holdings Corp.	77,800	1,636,029
Panasonic Holdings Corp.	459,200	5,175,905
Paramount Bed Holdings Co. Ltd.	10,400	164,128
Park24 Co. Ltd. (a)	25,800	327,633
Pasona Group, Inc.	4,800	52,560
Penta-Ocean Construction Co. Ltd.	65,800	392,088
PeptiDream, Inc. (a)(b)	16,500	178,130
Persol Holdings Co. Ltd.	422,000	688,322
Pharma Foods International Co. Ltd.	4,300	43,886
PHC Holdings Corp.	12,900	131,918
Pigeon Corp.	24,000	271,563
Pilot Corp.	5,300	182,237
Piolax, Inc.	4,300	65,930
PKSHA Technology, Inc. (a)(b)	3,100	56,505
Plus Alpha Consulting Co. Ltd.	8,100	152,202
Pola Orbis Holdings, Inc.	14,500	174,564
Pressance Corp. (b)	4,800	58,928
Prestige International, Inc. (b)	14,500	60,147
Prima Meat Packers Ltd.	3,400	55,890
Raito Kogyo Co. Ltd.	9,300	128,570
Raiznext Corp.	6,900	67,231
Raksul, Inc. (a)(b)	10,400	92,762
Rakus Co. Ltd. (b)	16,700	230,818
Rakuten Bank Ltd. (a)	18,900	291,305
Rakuten Group, Inc.	296,600	1,218,599
Recruit Holdings Co. Ltd.	301,700	9,318,380
Relo Group, Inc.	20,900	226,682
Renesas Electronics Corp. (a)	264,700	4,054,092
Rengo Co. Ltd.	35,100	241,331
RENOVA, Inc. (a)(b)	6,200	47,032
Resona Holdings, Inc.	450,702	2,501,702

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Resonac Holdings Corp.	35,900	$602,644
Resorttrust, Inc.	15,100	226,007
Restar Holdings Corp.	4,300	70,569
Retail Partners Co. Ltd.	8,600	100,509
Ricoh Co. Ltd.	107,200	927,067
Ricoh Leasing Co. Ltd.	2,100	61,709
Riken Keiki Co. Ltd.	3,700	149,512
Riken Vitamin Co. Ltd.	4,400	65,370
Ringer Hut Co. Ltd. (b)	4,000	62,402
Rinnai Corp. (b)	23,700	444,698
Riso Kagaku Corp.	2,900	45,397
Riso Kyoiku Co. Ltd. (b)	21,100	35,067
Rohm Co. Ltd.	72,000	1,359,182
Rohto Pharmaceutical Co. Ltd.	38,700	1,051,623
Roland Corp.	2,900	79,678
Rorze Corp.	1,500	103,836
Round One Corp.	31,500	118,211
Royal Holdings Co. Ltd.	19,200	341,862
RS Technologies Co. Ltd.	1,600	30,633
Ryohin Keikaku Co. Ltd.	53,200	690,022
Ryosan Co. Ltd. (b)	2,800	83,498
Ryoyo Electro Corp.	4,900	108,032
S Foods, Inc.	2,700	60,523
Saibu Gas Holdings Co. Ltd.	2,400	31,040
Saizeriya Co. Ltd. (b)	4,300	139,755
Sakai Moving Service Co. Ltd.	2,400	40,111
Sakata INX Corp.	6,900	59,556
Sakata Seed Corp.	4,200	122,292
SAMTY Co. Ltd.	4,100	65,171
Samty Residential Investment Corp. REIT (b)	129	99,673
San-A Co. Ltd.	2,700	86,487
San-Ai Obbli Co. Ltd.	7,300	77,635
SanBio Co. Ltd. (a)(b)	6,400	26,848
Sangetsu Corp.	11,700	228,394
San-In Godo Bank Ltd.	20,900	135,575
Sanken Electric Co. Ltd. (b)	8,100	492,324
Sanki Engineering Co. Ltd.	7,100	77,221
Sankyo Co. Ltd.	8,800	404,190
Sankyu, Inc.	10,000	346,524
Sanrio Co. Ltd.	12,700	604,255
Sansan, Inc. (a)	13,800	116,337
Santen Pharmaceutical Co. Ltd.	76,100	700,441
Sanwa Holdings Corp.	37,800	503,578
Sanyo Chemical Industries Ltd.	1,300	35,674
Sanyo Denki Co. Ltd.	2,000	91,674
Sanyo Special Steel Co. Ltd.	8,000	157,936
Sapporo Holdings Ltd.	15,400	490,922
Sato Holdings Corp.	2,600	36,781
Sawai Group Holdings Co. Ltd.	7,900	242,360
SB Technology Corp.	1,400	21,175
SBI Holdings, Inc.	49,500	1,044,235
Security Description	Shares	Value
SBI Sumishin Net Bank Ltd. (b)	16,400	$171,446
SBS Holdings, Inc.	3,300	61,964
SCREEN Holdings Co. Ltd. (b)	16,200	790,432
SCSK Corp.	35,700	624,167
Secom Co. Ltd.	44,500	3,023,823
Sega Sammy Holdings, Inc.	39,400	728,461
Seibu Holdings, Inc. (b)	55,800	538,088
Seiko Epson Corp. (b)	57,800	910,043
Seiko Group Corp. (b)	6,900	120,961
Seino Holdings Co. Ltd. (b)	21,700	304,723
Seiren Co. Ltd. (b)	6,100	95,777
Sekisui Chemical Co. Ltd.	86,800	1,252,340
Sekisui House Ltd.	125,300	2,499,702
Sekisui House REIT, Inc.	843	470,577
Sekisui Jushi Corp. (b)	3,600	57,537
Senko Group Holdings Co. Ltd.	36,600	257,040
Septeni Holdings Co. Ltd. (a)	11,000	30,518
Seria Co. Ltd.	9,800	144,611
Seven & i Holdings Co. Ltd.	156,300	6,132,595
Seven Bank Ltd.	148,600	309,598
SG Holdings Co. Ltd.	64,400	826,443
Sharp Corp. (a)	71,800	448,434
Shibaura Machine Co. Ltd.	3,800	104,915
Shibaura Mechatronics Corp.	2,100	99,213
Shibuya Corp.	1,200	20,192
SHIFT, Inc. (a)	3,100	567,338
Shiga Bank Ltd.	6,900	161,836
Shikoku Electric Power Co., Inc.	23,200	159,123
Shikoku Kasei Holdings Corp.	6,600	73,066
Shima Seiki Manufacturing Ltd. (b)	3,600	43,159
Shimadzu Corp.	48,700	1,296,273
Shimamura Co. Ltd.	4,200	415,708
Shimano, Inc.	15,900	2,148,591
Shimizu Corp.	123,300	858,907
Shin Nippon Biomedical Laboratories Ltd. (b)	3,900	48,925
Shin-Etsu Chemical Co. Ltd.	381,000	11,088,511
Shin-Etsu Polymer Co. Ltd.	10,100	90,560
Shinko Electric Industries Co. Ltd. (b)	13,700	534,596
Shinmaywa Industries Ltd.	5,600	47,847
Shionogi & Co. Ltd.	55,100	2,468,746
Ship Healthcare Holdings, Inc.	16,000	243,230
Shiseido Co. Ltd.	84,300	2,965,823
Shizuoka Financial Group, Inc.	103,800	847,929
Shizuoka Gas Co. Ltd.	8,100	55,312
SHO-BOND Holdings Co. Ltd.	7,500	295,326
Shochiku Co. Ltd. (b)	2,800	193,171

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Shoei Co. Ltd. (b)	7,600	$116,578
Shoei Foods Corp. (b)	2,300	74,907
Showa Sangyo Co. Ltd.	2,400	49,134
Siix Corp.	3,200	32,659
Simplex Holdings, Inc.	4,100	74,403
SKY Perfect JSAT Holdings, Inc.	29,400	137,716
Skylark Holdings Co. Ltd. (a)	51,200	701,480
SMC Corp.	11,900	5,341,344
SMS Co. Ltd.	12,500	213,227
Snow Peak, Inc. (b)	6,600	52,499
Socionext, Inc.	7,000	693,315
SoftBank Corp.	595,800	6,749,539
SoftBank Group Corp.	217,500	9,233,456
Sohgo Security Services Co. Ltd.	79,500	480,649
Sojitz Corp.	48,220	1,059,240
Solasto Corp.	6,300	26,175
Sompo Holdings, Inc.	63,500	2,737,447
Sony Group Corp.	264,800	21,719,899
Sosei Group Corp. (a)(b)	13,900	138,977
SOSiLA Logistics REIT, Inc.	112	92,692
Sotetsu Holdings, Inc.	18,600	366,578
S-Pool, Inc. (b)	9,700	31,006
Square Enix Holdings Co. Ltd.	17,600	604,456
SRE Holdings Corp. (a)	4,100	80,970
Stanley Electric Co. Ltd.	24,200	383,129
Star Asia Investment Corp. REIT	322	124,938
Star Micronics Co. Ltd.	4,800	60,408
Starts Corp., Inc.	4,500	88,085
Starts Proceed Investment Corp. REIT	62	90,907
Strike Co. Ltd.	1,300	29,228
Subaru Corp.	129,600	2,523,824
Sugi Holdings Co. Ltd.	6,600	262,762
SUMCO Corp.	71,700	936,460
Sumitomo Bakelite Co. Ltd.	6,500	284,131
Sumitomo Chemical Co. Ltd.	285,600	778,953
Sumitomo Corp.	229,100	4,581,232
Sumitomo Densetsu Co. Ltd.	1,800	33,461
Sumitomo Electric Industries Ltd.	155,300	1,874,840
Sumitomo Forestry Co. Ltd.	30,200	770,254
Sumitomo Heavy Industries Ltd.	20,800	528,555
Sumitomo Metal Mining Co. Ltd.	55,000	1,621,344
Sumitomo Mitsui Construction Co. Ltd.	22,100	60,868
Sumitomo Mitsui Financial Group, Inc.	267,100	13,150,502
Sumitomo Mitsui Trust Holdings, Inc.	67,400	2,543,337
Sumitomo Osaka Cement Co. Ltd.	7,800	191,988
Security Description	Shares	Value
Sumitomo Pharma Co. Ltd.	33,700	$120,979
Sumitomo Realty & Development Co. Ltd.	61,600	1,604,139
Sumitomo Rubber Industries Ltd.	36,400	402,723
Sumitomo Warehouse Co. Ltd. (b)	10,700	171,014
Sun Frontier Fudousan Co. Ltd.	5,800	58,534
Sundrug Co. Ltd.	16,200	440,214
Suntory Beverage & Food Ltd.	28,400	865,941
Suruga Bank Ltd.	34,300	145,498
Suzuken Co. Ltd.	11,400	353,249
Suzuki Motor Corp.	78,100	3,148,598
Sysmex Corp.	36,000	1,720,811
Systena Corp.	40,900	73,728
T Hasegawa Co. Ltd. (b)	4,000	81,756
T&D Holdings, Inc.	108,000	1,786,189
Tadano Ltd.	23,700	201,861
Taihei Dengyo Kaisha Ltd.	3,100	84,550
Taiheiyo Cement Corp.	22,400	397,789
Taikisha Ltd.	3,300	99,956
Taisei Corp.	33,700	1,188,110
Taisho Pharmaceutical Holdings Co. Ltd.	8,600	355,180
Taiyo Holdings Co. Ltd.	5,000	85,911
Taiyo Yuden Co. Ltd. (b)	25,600	694,618
Takamatsu Construction Group Co. Ltd.	1,300	23,225
Takara Bio, Inc.	7,300	67,656
Takara Holdings, Inc.	35,500	285,713
Takara Leben Real Estate Investment Corp. REIT	129	83,940
Takara Standard Co. Ltd. (b)	13,200	163,911
Takasago International Corp. (b)	2,900	58,496
Takasago Thermal Engineering Co. Ltd.	8,700	169,423
Takashimaya Co. Ltd.	26,600	390,020
Takeda Pharmaceutical Co. Ltd.	331,138	10,298,619
Takeuchi Manufacturing Co. Ltd.	6,300	206,869
Takuma Co. Ltd.	9,400	97,512
Tama Home Co. Ltd.	4,400	104,969
Tamron Co. Ltd.	3,800	116,375
TBS Holdings, Inc.	5,200	87,622
TDK Corp.	82,100	3,049,075
TechMatrix Corp.	5,400	57,393
TechnoPro Holdings, Inc.	24,600	536,263
Teijin Ltd.	36,400	354,426
Tenma Corp.	3,800	60,785
Terumo Corp.	141,300	3,752,534
T-Gaia Corp.	5,400	63,870
THK Co. Ltd.	33,400	611,820
TIS, Inc.	47,000	1,037,165

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
TKC Corp.	4,400	$107,328
TKP Corp. (a)	4,400	76,840
Toa Corp. (b)	2,000	50,327
Toagosei Co. Ltd.	18,700	168,422
Tobu Railway Co. Ltd.	38,800	998,959
Tocalo Co. Ltd.	8,100	73,930
Toda Corp.	46,200	250,652
Toei Animation Co. Ltd.	1,400	124,027
Toei Co. Ltd. (b)	800	100,680
Toenec Corp.	1,200	34,056
Toho Bank Ltd.	30,200	57,071
Toho Co. Ltd.	24,600	841,074
Toho Gas Co. Ltd.	16,800	293,557
Toho Holdings Co. Ltd.	11,800	253,515
Toho Titanium Co. Ltd. (b)	6,300	75,697
Tohoku Electric Power Co., Inc.	92,600	600,434
Tokai Carbon Co. Ltd. (b)	41,400	324,875
Tokai Corp.	2,300	29,285
TOKAI Holdings Corp.	14,600	90,599
Tokai Rika Co. Ltd.	7,800	122,521
Tokai Tokyo Financial Holdings, Inc.	29,600	96,204
Token Corp.	1,100	58,824
Tokio Marine Holdings, Inc.	381,300	8,853,774
Tokushu Tokai Paper Co. Ltd.	2,000	45,837
Tokuyama Corp.	9,300	146,457
Tokyo Century Corp.	6,800	271,863
Tokyo Electric Power Co. Holdings, Inc. (a)	305,500	1,369,197
Tokyo Electron Device Ltd. (b)	16,200	384,848
Tokyo Electron Ltd.	98,600	13,505,673
Tokyo Gas Co. Ltd.	83,500	1,897,460
Tokyo Kiraboshi Financial Group, Inc.	11,700	353,215
Tokyo Ohka Kogyo Co. Ltd.	6,900	411,341
Tokyo Seimitsu Co. Ltd.	8,300	416,599
Tokyo Steel Manufacturing Co. Ltd. (b)	15,900	179,538
Tokyo Tatemono Co. Ltd.	50,600	701,228
Tokyotokeiba Co. Ltd. (b)	1,600	43,103
Tokyu Construction Co. Ltd.	9,200	48,088
Tokyu Corp.	109,200	1,261,590
Tokyu Fudosan Holdings Corp.	128,000	788,286
Tokyu REIT, Inc.	190	232,877
TOMONY Holdings, Inc.	28,300	87,427
Tomy Co. Ltd.	12,400	179,654
Topcon Corp.	17,200	190,125
TOPPAN, Inc.	48,900	1,171,503
Topre Corp.	7,000	79,605
Toray Industries, Inc.	295,600	1,541,141
Toridoll Holdings Corp. (b)	11,200	276,576
Torii Pharmaceutical Co. Ltd.	3,800	98,549
Tosei Corp.	5,700	73,759
Toshiba Corp. (a)	84,200	2,597,236
Security Description	Shares	Value
Toshiba TEC Corp.	4,700	$107,559
Tosoh Corp.	67,500	867,583
Totetsu Kogyo Co. Ltd.	2,900	57,096
TOTO Ltd.	28,700	742,959
Towa Pharmaceutical Co. Ltd.	2,800	53,307
Toyo Construction Co. Ltd.	16,800	137,124
Toyo Gosei Co. Ltd. (b)	1,400	63,233
Toyo Ink SC Holdings Co. Ltd.	4,100	64,237
Toyo Seikan Group Holdings Ltd.	44,400	728,222
Toyo Suisan Kaisha Ltd.	17,000	668,152
Toyo Tanso Co. Ltd.	1,800	65,378
Toyo Tire Corp.	28,200	435,024
Toyobo Co. Ltd.	20,100	145,135
Toyoda Gosei Co. Ltd.	12,600	271,209
Toyota Boshoku Corp.	23,400	427,465
Toyota Industries Corp.	30,000	2,367,231
Toyota Motor Corp.	2,221,440	39,858,640
Toyota Tsusho Corp.	44,700	2,634,522
Trancom Co. Ltd. (b)	1,300	63,944
Transcosmos, Inc.	3,700	79,219
TRE Holdings Corp.	5,800	46,835
Trend Micro, Inc.	26,800	1,017,942
Tri Chemical Laboratories, Inc. (b)	3,600	74,786
Trusco Nakayama Corp.	8,700	142,838
TS Tech Co. Ltd.	24,500	278,452
Tsubakimoto Chain Co.	3,800	98,677
Tsuburaya Fields Holdings, Inc.	23,600	324,050
Tsugami Corp.	12,500	97,169
Tsumura & Co.	10,400	193,748
Tsuruha Holdings, Inc.	7,900	531,784
TV Asahi Holdings Corp.	1,900	21,518
UACJ Corp.	5,000	105,210
UBE Corp.	19,000	321,049
Ulvac, Inc.	9,600	347,073
Unicharm Corp.	85,000	3,013,805
Union Tool Co. (b)	2,400	62,402
United Arrows Ltd. (b)	6,600	86,644
United Super Markets Holdings, Inc.	5,500	39,400
United Urban Investment Corp. REIT	547	570,735
Universal Entertainment Corp.	3,600	53,219
Usen-Next Holdings Co. Ltd.	5,600	125,716
Ushio, Inc.	17,800	216,678
USS Co. Ltd.	42,100	697,552
UT Group Co. Ltd. (a)(b)	3,200	47,842
Valor Holdings Co. Ltd.	4,500	65,951
ValueCommerce Co. Ltd. (b)	3,400	29,027
Vector, Inc.	5,600	46,646
Vision, Inc. (a)	29,300	296,485
Visional, Inc. (a)(b)	4,200	212,216

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
VT Holdings Co. Ltd.	20,000	$68,487
Wacoal Holdings Corp.	7,800	176,673
Wacom Co. Ltd.	24,300	96,565
Wakita & Co. Ltd.	7,000	65,813
WDB Holdings Co. Ltd.	4,900	67,052
WealthNavi, Inc. (a)(b)	8,600	73,134
Weathernews, Inc.	2,600	110,116
Welcia Holdings Co. Ltd.	18,800	325,480
West Holdings Corp.	3,110	67,004
West Japan Railway Co.	46,800	1,939,742
WingArc1st, Inc.	3,500	59,832
Workman Co. Ltd. (b)	3,800	115,738
W-Scope Corp. (a)(b)	9,700	66,043
Yakult Honsha Co. Ltd.	51,200	1,246,504
YAMABIKO Corp.	6,300	60,794
Yamada Holdings Co. Ltd.	125,200	385,521
Yamaguchi Financial Group, Inc.	30,000	263,461
Yamaha Corp.	27,900	763,943
Yamaha Motor Co. Ltd.	59,600	1,570,029
YA-MAN Ltd. (b)	3,100	21,003
Yamato Holdings Co. Ltd.	57,000	930,106
Yamato Kogyo Co. Ltd.	7,700	368,733
Yamazaki Baking Co. Ltd.	24,500	451,171
Yamazen Corp.	8,300	65,410
Yaoko Co. Ltd. (b)	5,200	267,936
Yaskawa Electric Corp.	52,000	1,879,980
Yellow Hat Ltd.	4,700	59,748
Yodogawa Steel Works Ltd. (b)	1,700	40,385
Yokogawa Bridge Holdings Corp.	3,400	63,660
Yokogawa Electric Corp.	55,000	1,064,617
Yokohama Rubber Co. Ltd.	21,600	450,455
Yokorei Co. Ltd. (b)	11,000	89,268
Yokowo Co. Ltd.	3,600	37,972
Yonex Co. Ltd. (b)	14,000	149,921
Yoshinoya Holdings Co. Ltd. (b)	14,000	264,192
Yuasa Trading Co. Ltd.	3,200	88,671
Yurtec Corp.	5,500	35,383
Z Holdings Corp.	556,600	1,549,789
Zenkoku Hosho Co. Ltd.	9,100	299,481
Zenrin Co. Ltd.	3,600	22,026
Zensho Holdings Co. Ltd. (b)	18,500	805,582
Zeon Corp. (b)	29,100	304,797
ZERIA Pharmaceutical Co. Ltd.	2,600	38,662
Zojirushi Corp. (b)	5,000	59,742
ZOZO, Inc.	26,100	479,673
Zuken, Inc.	1,600	38,707
		877,858,847
JERSEY — 0.0% (f)
JTC PLC (d)	29,623	263,941
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	33,889	863,664
Security Description	Shares	Value
KUWAIT — 0.2%
Agility Public Warehousing Co. KSC (a)	372,202	$672,023
Al Ahli Bank of Kuwait KSCP	102,661	81,052
Boubyan Bank KSCP	246,041	480,857
Boubyan Petrochemicals Co. KSCP	71,706	160,790
Boursa Kuwait Securities Co. KPSC	8,000	47,759
Burgan Bank SAK	154,554	91,017
Commercial Real Estate Co. KSC	271,141	86,769
Gulf Bank KSCP	283,196	240,998
Gulf Cables & Electrical Industries Group Co. KSCP	18,764	71,279
Humansoft Holding Co. KSC	14,849	150,148
Jazeera Airways Co. KSCP	15,731	75,028
Kuwait Finance House KSCP	1,647,969	3,908,627
Kuwait International Bank KSCP	234,666	115,416
Kuwait Projects Co. Holding KSCP (a)	444,097	168,126
Mabanee Co. KPSC	112,543	300,430
Mezzan Holding Co. KSCC	29,758	48,915
Mobile Telecommunications Co. KSCP	386,766	609,465
National Bank of Kuwait SAKP	1,528,842	4,481,899
National Industries Group Holding SAK	306,180	198,143
National Real Estate Co. KPSC (a)	177,093	41,372
Salhia Real Estate Co. KSCP	41,870	56,495
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	68,318	41,117
Warba Bank KSCP	153,709	92,012
		12,219,737
LIECHTENSTEIN — 0.0% (f)
Implantica AG Class A, SDR (a)	2,687	5,466
LUXEMBOURG — 0.1%
APERAM SA	15,447	451,384
ArcelorMittal SA	106,342	2,676,818
B&S Group Sarl (d)	10,280	38,148
Eurofins Scientific SE	27,263	1,544,262
Reinet Investments SCA	28,979	639,481
SES SA	76,276	500,291
		5,850,384
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	450,000	2,709,130
MECOM Power & Construction Ltd. (a)(b)	378,000	21,719
Sands China Ltd. (a)	521,200	1,597,171

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SJM Holdings Ltd. (a)	521,249	$204,989
		4,533,009
MALAYSIA — 0.4%
Agmo Holdings Bhd (a)	4,016	496
Alliance Bank Malaysia Bhd	140,600	101,215
AMMB Holdings Bhd	372,600	293,620
Axiata Group Bhd	730,611	387,460
Axis Real Estate Investment Trust	239,618	93,903
Bank Islam Malaysia Bhd	65,900	30,036
Bermaz Auto Bhd	173,300	91,905
British American Tobacco Malaysia Bhd	23,500	46,447
Bursa Malaysia Bhd	132,900	190,777
Carlsberg Brewery Malaysia Bhd Class B	27,200	115,862
CELCOMDIGI Bhd	722,300	672,265
Chin Hin Group Bhd (a)	124,000	106,167
CIMB Group Holdings Bhd	1,250,060	1,445,679
CTOS Digital Bhd	342,900	102,244
D&O Green Technologies Bhd	50,200	36,459
Dialog Group Bhd	573,500	258,947
DRB-Hicom Bhd	194,800	59,329
Fraser & Neave Holdings Bhd	40,800	219,848
Frontken Corp. Bhd	224,450	150,581
Gamuda Bhd	297,314	280,518
Genting Bhd	683,000	606,594
Genting Malaysia Bhd	880,900	469,038
Greatech Technology Bhd (a)	38,300	35,647
Hartalega Holdings Bhd (a)	224,200	95,023
Heineken Malaysia Bhd	28,800	149,175
Hong Leong Bank Bhd	171,432	711,980
Hong Leong Financial Group Bhd	57,800	217,893
IHH Healthcare Bhd	440,800	549,210
IJM Corp. Bhd	331,300	131,243
Inari Amertron Bhd	485,100	299,620
IOI Corp. Bhd	455,200	385,857
IOI Properties Group Bhd	371,500	131,343
Kossan Rubber Industries Bhd	156,300	43,941
KPJ Healthcare Bhd	237,200	57,592
Kuala Lumpur Kepong Bhd	82,769	377,244
Magnum Bhd	110,393	26,333
Malakoff Corp. Bhd	123,000	15,587
Malayan Banking Bhd	1,086,065	2,033,228
Malaysia Airports Holdings Bhd	174,341	264,747
Malaysia Building Society Bhd	371,600	57,775
Malaysian Pacific Industries Bhd	23,900	139,778
Maxis Bhd	577,200	496,648
Mega First Corp. Bhd	55,600	40,262
Security Description	Shares	Value
MISC Bhd	271,700	$409,698
MR DIY Group M Bhd (d)	669,900	215,441
My EG Services Bhd	1,074,193	181,882
Nestle Malaysia Bhd	19,800	533,454
Pentamaster Corp. Bhd	53,300	58,803
Petronas Chemicals Group Bhd	560,600	858,466
Petronas Dagangan Bhd	50,900	242,616
Petronas Gas Bhd	158,500	568,477
PPB Group Bhd	132,480	436,780
Press Metal Aluminium Holdings Bhd	742,400	744,732
Public Bank Bhd	2,914,900	2,520,525
QL Resources Bhd	177,750	206,701
RHB Bank Bhd	382,794	442,697
Scientex Bhd	136,600	107,936
Sime Darby Bhd	553,235	260,401
Sime Darby Plantation Bhd	420,943	383,715
Sime Darby Property Bhd	142,535	21,098
SKP Resources Bhd	339,125	71,866
SP Setia Bhd Group	134,214	29,443
Sports Toto Bhd	116,506	36,724
Sunway Real Estate Investment Trust	449,800	139,866
Supermax Corp. Bhd	400,272	70,758
Syarikat Takaful Malaysia Keluarga Bhd	36,789	27,267
Telekom Malaysia Bhd	261,786	273,202
Tenaga Nasional Bhd	525,300	1,117,672
TIME dotCom Bhd	205,200	236,874
Top Glove Corp. Bhd (a)	856,900	141,440
United Plantations Bhd	33,700	119,433
UWC Bhd (a)	40,400	32,009
ViTrox Corp. Bhd	70,600	111,871
VS Industry Bhd	444,000	96,455
Yinson Holdings Bhd	197,960	104,561
YTL Power International Bhd	329,600	143,907
		22,966,286
MALTA — 0.0% (f)
Kambi Group PLC (a)	4,950	73,993
Kindred Group PLC SDR	46,815	430,394
		504,387
MEXICO — 0.7%
Alfa SAB de CV Class A	739,800	482,742
Alsea SAB de CV (a)	104,100	379,836
America Movil SAB de CV	4,006,600	3,478,988
Arca Continental SAB de CV	119,900	1,092,026
Banco del Bajio SA (d)	178,400	562,655
Bolsa Mexicana de Valores SAB de CV	119,400	224,736
Borr Drilling Ltd. (a)	73,270	517,807
Cemex SAB de CV Series CPO (a)	3,238,764	2,118,983
Coca-Cola Femsa SAB de CV	122,095	960,966

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Concentradora Fibra Danhos SA de CV REIT	88,800	$100,100
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)(b)	245,200	167,196
Corp. Inmobiliaria Vesta SAB de CV (b)	203,400	672,870
FIBRA Macquarie Mexico REIT (d)	189,900	319,186
Fibra Uno Administracion SA de CV REIT	598,700	1,000,790
Fomento Economico Mexicano SAB de CV	411,200	4,503,478
Genomma Lab Internacional SAB de CV Class B (b)	146,400	112,969
Gentera SAB de CV	278,600	328,001
Gruma SAB de CV Class B	38,450	660,388
Grupo Aeroportuario del Centro Norte SAB de CV	60,954	663,397
Grupo Aeroportuario del Pacifico SAB de CV Class B	87,200	1,437,268
Grupo Aeroportuario del Sureste SAB de CV Class B	44,240	1,085,883
Grupo Bimbo SAB de CV Class A	297,300	1,437,359
Grupo Carso SAB de CV Series A1	130,452	958,282
Grupo Financiero Banorte SAB de CV Class O	548,400	4,610,681
Grupo Financiero Inbursa SAB de CV Class O (a)(b)	422,100	832,371
Grupo Mexico SAB de CV Class B	665,600	3,159,383
Grupo Rotoplas SAB de CV (b)	106,299	153,590
Grupo Televisa SAB Series CPO	583,400	355,509
Grupo Traxion SAB de CV (a)(b)(d)	138,500	237,335
Industrias Penoles SAB de CV (a)(b)	45,920	542,870
Kimberly-Clark de Mexico SAB de CV Class A	342,900	684,675
La Comer SAB de CV	127,600	268,659
Megacable Holdings SAB de CV	86,200	190,271
Nemak SAB de CV (a)(d)	685,761	132,192
Operadora De Sites Mexicanos SAB de CV Class A (b)	281,200	234,300
Orbia Advance Corp. SAB de CV	234,557	488,725
Prologis Property Mexico SA de CV REIT	158,745	547,617
Promotora y Operadora de Infraestructura SAB de CV	43,590	390,714
Security Description	Shares	Value
Qualitas Controladora SAB de CV (b)	41,700	$314,217
Regional SAB de CV	59,300	427,113
Southern Copper Corp.	18,400	1,385,336
TF Administradora Industrial S de Real de CV REIT	220,200	391,529
Wal-Mart de Mexico SAB de CV	1,108,800	4,185,475
		42,798,468
NETHERLANDS — 3.0%
Aalberts NV	22,994	844,281
ABN AMRO Bank NV GDR (d)	89,225	1,269,636
Adyen NV (a)(d)	4,491	3,355,495
Aegon NV	355,705	1,725,594
Akzo Nobel NV	35,744	2,591,555
Alfen NV (a)(b)(d)	4,401	187,081
AMG Critical Materials NV	8,447	254,883
Arcadis NV	14,296	644,789
Argenx SE (a)	11,617	5,665,149
ASM International NV	9,811	4,128,990
ASML Holding NV	83,783	49,595,108
ASR Nederland NV	33,220	1,249,298
Basic-Fit NV (a)(b)(d)	10,532	299,732
BE Semiconductor Industries NV	16,700	1,644,345
Brunel International NV	7,083	97,489
Corbion NV	12,908	257,747
Ebusco Holding NV (a)(b)	4,374	21,330
Eurocommercial Properties NV REIT	7,806	173,722
Euronext NV (d)	17,314	1,209,859
EXOR NV (b)	22,539	2,003,074
Fastned BV CVA (a)(b)	5,083	152,300
Ferrovial SE	105,828	3,245,955
Flow Traders Ltd.	8,122	151,431
Fugro NV (a)	21,781	335,532
Heineken Holding NV	26,609	2,011,501
Heineken NV	59,795	5,283,682
IMCD NV	12,387	1,573,768
ING Groep NV	752,233	9,995,155
JDE Peet's NV	24,797	693,626
Koninklijke Ahold Delhaize NV	205,815	6,214,697
Koninklijke BAM Groep NV (b)	70,429	150,177
Koninklijke KPN NV	690,325	2,279,620
Koninklijke Philips NV	194,927	3,914,184
Koninklijke Vopak NV	14,651	502,891
NN Group NV (b)	59,737	1,925,225
NSI NV REIT	5,625	106,841
OCI NV (a)	26,058	728,071
Pharming Group NV (a)(b)	152,999	196,815
PostNL NV	106,834	228,257
Randstad NV	23,765	1,317,943
Redcare Pharmacy NV (a)(d)	2,918	312,033

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SBM Offshore NV	29,643	$390,110
Shell PLC	1,404,195	44,663,967
Sligro Food Group NV	3,660	65,023
TKH Group NV	8,595	341,430
TomTom NV (a)	14,221	101,782
Universal Music Group NV (b)	170,281	4,458,449
Van Lanschot Kempen NV ADR	7,795	210,038
Vastned Retail NV REIT	2,401	49,113
Wereldhave NV REIT	8,129	129,701
Wolters Kluwer NV	53,420	6,484,424
		175,432,898
NEW ZEALAND — 0.2%
a2 Milk Co. Ltd. (a)(b)	142,368	390,071
Air New Zealand Ltd.	315,047	138,186
Auckland International Airport Ltd.	249,187	1,184,317
Contact Energy Ltd.	202,923	980,287
Fisher & Paykel Healthcare Corp. Ltd. Class C	117,267	1,520,524
Fletcher Building Ltd.	234,710	662,820
Goodman Property Trust REIT	225,549	286,627
Infratil Ltd.	161,281	989,407
Kiwi Property Group Ltd. REIT	270,847	137,514
Mercury NZ Ltd.	202,164	740,968
Meridian Energy Ltd.	258,605	798,668
Oceania Healthcare Ltd.	187,019	79,783
Ryman Healthcare Ltd.	134,966	511,705
Spark New Zealand Ltd.	374,692	1,082,893
Summerset Group Holdings Ltd.	90,569	555,067
Xero Ltd. (a)	31,122	2,258,284
		12,317,121
NIGERIA — 0.0% (f)
Airtel Africa PLC (d)	191,753	293,959
NORWAY — 0.5%
Aker ASA Class A	4,585	284,170
Aker BP ASA	69,027	1,920,147
Aker Carbon Capture ASA (a)	106,133	113,007
Aker Horizons ASA (a)	93,780	40,453
Aker Solutions ASA	44,829	181,998
Austevoll Seafood ASA	20,148	142,483
BEWi ASA	5,000	14,003
BLUENORD ASA (a)	4,642	226,410
Bonheur ASA	5,974	125,758
Borregaard ASA	18,743	278,304
BW Offshore Ltd.	28,194	65,180
Crayon Group Holding ASA (a)(d)	10,593	66,002
DNB Bank ASA	194,517	3,941,214
DNO ASA	65,996	65,557
Elkem ASA (d)	56,997	116,127
Security Description	Shares	Value
Entra ASA (d)	11,808	$101,647
Equinor ASA	192,499	6,352,502
Europris ASA (d)	25,386	142,546
FLEX LNG Ltd.	7,577	227,862
Frontline PLC	39,003	722,084
Gjensidige Forsikring ASA	45,151	668,300
Golden Ocean Group Ltd.	34,702	275,050
Grieg Seafood ASA	7,676	56,411
Hexagon Composites ASA (a)	16,673	42,964
Hexagon Purus ASA (a)	14,500	18,941
Hoegh Autoliners ASA	48,293	349,461
Kahoot! ASA (a)(b)	89,116	291,195
Kitron ASA	33,077	110,196
Kongsberg Gruppen ASA	17,491	725,227
Leroy Seafood Group ASA	48,893	206,216
Mowi ASA	94,159	1,677,294
MPC Container Ships ASA	56,147	91,997
NEL ASA (a)	329,737	260,112
Nordic Semiconductor ASA (a)	33,112	345,563
Norsk Hydro ASA	284,972	1,799,679
Norske Skog ASA (b)(d)	55,138	240,640
Norwegian Air Shuttle ASA (a)	131,941	105,916
Nykode Therapeutics ASA (a)	19,435	43,287
Odfjell Drilling Ltd.	17,545	62,408
Orkla ASA	162,997	1,225,137
PGS ASA (a)	161,632	142,328
Protector Forsikring ASA	9,425	154,118
Salmar ASA	14,285	729,497
Schibsted ASA Class A	14,477	327,747
Schibsted ASA Class B	19,672	412,635
SpareBank 1 Nord Norge	20,807	187,131
Sparebank 1 Oestlandet	5,849	73,327
SpareBank 1 SMN	29,179	376,226
SpareBank 1 SR-Bank ASA	35,320	407,276
Stolt-Nielsen Ltd.	6,169	179,722
Storebrand ASA	91,645	750,671
Telenor ASA	154,206	1,760,764
TGS ASA	25,936	357,323
TOMRA Systems ASA	47,856	549,356
Veidekke ASA	21,229	194,717
Wallenius Wilhelmsen ASA	19,594	155,782
		30,482,068
PERU — 0.0% (f)
Cia de Minas Buenaventura SAA ADR	44,100	375,732
Credicorp Ltd.	14,500	1,855,565
Hochschild Mining PLC (a)	31,281	31,766
		2,263,063
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	337,830	299,459
Alliance Global Group, Inc.	450,900	98,188
AREIT, Inc.	100,200	58,091

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Ayala Corp.	47,160	$520,147
Ayala Land, Inc.	1,538,400	800,797
Bank of the Philippine Islands	463,760	918,077
BDO Unibank, Inc.	479,271	1,202,074
Bloomberry Resorts Corp. (a)	741,800	132,427
Cebu Air, Inc. (a)	4,500	2,704
Century Pacific Food, Inc.	145,200	71,861
Converge Information & Communications Technology Solutions, Inc. (a)	208,200	35,328
D&L Industries, Inc.	337,900	38,343
DMCI Holdings, Inc.	571,200	105,202
GT Capital Holdings, Inc.	17,217	173,460
International Container Terminal Services, Inc.	171,900	629,555
JG Summit Holdings, Inc.	515,090	346,877
Jollibee Foods Corp.	72,650	294,576
LT Group, Inc.	314,800	50,078
Manila Electric Co.	63,940	415,899
Manila Water Co., Inc.	223,300	71,834
Megaworld Corp.	1,365,000	48,736
Metro Pacific Investments Corp.	2,154,000	197,216
Metropolitan Bank & Trust Co.	379,496	362,217
MREIT, Inc.	312,900	68,027
PLDT, Inc.	13,395	278,431
Puregold Price Club, Inc.	338,780	173,055
Robinsons Land Corp.	375,144	100,655
Robinsons Retail Holdings, Inc.	77,600	64,054
Security Bank Corp.	88,110	124,512
SM Investments Corp.	48,535	723,616
SM Prime Holdings, Inc.	1,854,000	992,933
Synergy Grid & Development Phils, Inc.	202,800	30,469
TELUS International CDA, Inc. (a)	22,100	168,856
Universal Robina Corp.	280,030	588,510
Wilcon Depot, Inc.	99,300	38,614
		10,224,878
POLAND — 0.2%
Alior Bank SA (a)	22,775	270,271
Allegro.eu SA (a)(d)	95,228	703,239
Asseco Poland SA	9,859	161,943
Bank Millennium SA (a)	87,519	114,285
Bank Polska Kasa Opieki SA	36,787	850,769
Budimex SA	2,653	264,081
CCC SA (a)	7,588	67,831
CD Projekt SA	14,245	408,580
Cyfrowy Polsat SA (a)	52,228	144,598
Dino Polska SA (a)(d)	9,902	805,308
Enea SA (a)	55,046	92,058
Eurocash SA	12,734	40,375
Grupa Azoty SA (a)	4,618	26,047
Security Description	Shares	Value
Grupa Kety SA	2,005	$302,928
InPost SA (a)	49,382	575,115
Jastrzebska Spolka Weglowa SA (a)	9,529	96,097
KGHM Polska Miedz SA	28,580	732,988
KRUK SA	3,415	323,893
LPP SA	231	687,965
mBank SA (a)	2,974	269,326
Orange Polska SA	136,372	233,376
ORLEN SA	125,526	1,688,039
PGE Polska Grupa Energetyczna SA (a)	179,697	308,672
Powszechna Kasa Oszczednosci Bank Polski SA (a)	181,849	1,446,443
Powszechny Zaklad Ubezpieczen SA	125,625	1,190,618
Santander Bank Polska SA (a)	7,161	590,591
Tauron Polska Energia SA (a)	218,537	179,884
Text SA	3,746	124,779
Warsaw Stock Exchange	6,425	55,020
XTB SA (d)	6,081	42,769
		12,797,888
PORTUGAL — 0.1%
Altri SGPS SA (b)	11,642	52,829
Banco Comercial Portugues SA Class R (a)	1,663,340	458,580
Corticeira Amorim SGPS SA	7,984	82,248
CTT-Correios de Portugal SA	16,915	62,233
EDP - Energias de Portugal SA	644,225	2,684,640
Galp Energia SGPS SA	102,266	1,520,169
Greenvolt-Energias Renovaveis SA (a)(b)	10,498	59,297
Jeronimo Martins SGPS SA	58,853	1,324,724
Mota-Engil SGPS SA	18,415	66,777
Navigator Co. SA	56,434	213,186
NOS SGPS SA	43,721	161,181
REN - Redes Energeticas Nacionais SGPS SA	80,102	205,235
Semapa-Sociedade de Investimento e Gestao	5,579	80,332
Sonae SGPS SA	160,077	155,923
		7,127,354
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	26,382	100,382
Baladna (a)	275,933	96,880
Barwa Real Estate Co.	422,730	299,627
Commercial Bank PSQC	636,893	944,841
Doha Bank QPSC	414,912	185,229
Dukhan Bank	250,299	272,991
Gulf International Services QSC	149,047	119,975
Gulf Warehousing Co.	42,346	36,878

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Industries Qatar QSC	300,964	$1,133,576
Masraf Al Rayan QSC	1,191,191	729,441
Medicare Group	24,653	39,282
Mesaieed Petrochemical Holding Co.	786,055	400,586
Ooredoo QPSC	134,267	394,317
Qatar Aluminum Manufacturing Co.	488,793	185,849
Qatar Electricity & Water Co. QSC	91,976	443,709
Qatar Fuel QSC	87,092	394,785
Qatar Gas Transport Co. Ltd.	445,685	455,480
Qatar International Islamic Bank QSC	172,323	454,478
Qatar Islamic Bank SAQ	326,541	1,665,000
Qatar National Bank QPSC	922,111	3,901,239
Qatar Navigation QSC	108,821	306,433
United Development Co. QSC	199,242	59,061
Vodafone Qatar QSC	302,258	149,551
		12,769,590
ROMANIA — 0.0% (f)
NEPI Rockcastle NV (a)	97,187	537,022
RUSSIA — 0.0%
Alrosa PJSC (c)	330,200	—
Credit Bank of Moscow PJSC (a)(c)	2,707,900	—
Gazprom PJSC (a)(c)	1,561,848	—
Gazprom PJSC ADR (a)(c)	107,570	—
Globaltrans Investment PLC GDR (a)(c)	26,586	—
Inter RAO UES PJSC (a)(c)	5,356,000	—
LUKOIL PJSC (c)	54,554	—
LUKOIL PJSC ADR (a)(c)	6,598	—
Magnit PJSC GDR (a)(c)	4	—
MMC Norilsk Nickel PJSC (a)(c)	9,503	—
Mobile TeleSystems PJSC (c)	31,200	—
Mobile TeleSystems PJSC ADR (a)(c)	53,100	—
Moscow Exchange MICEX-Rates PJSC (c)	191,435	—
Novatek PJSC GDR (a)(c)	13,594	—
Novolipetsk Steel PJSC (a)(c)	224,930	—
Ozon Holdings PLC ADR (a)(c)	6,439	—
PhosAgro PJSC (a)(c)	135	—
PhosAgro PJSC GDR (a)(c)	20,976	—
Polyus PJSC (a)(c)	4,492	—
Polyus PJSC GDR (a)(c)	1,062	—
Rosneft Oil Co. PJSC (c)	169,478	—
Rostelecom PJSC (a)(c)	100,000	—
Sberbank of Russia PJSC (c)	1,586,024	—
Severstal PAO (a)(c)	31,441	—
Sistema PJSFC GDR (a)(c)	40,100	—
Security Description	Shares	Value
Surgutneftegas PJSC (c)	888,900	$—
Tatneft PJSC (c)	187,335	—
Tatneft PJSC ADR (a)(c)	3,048	—
TCS Group Holding PLC GDR (a)(c)	17,965	—
VK Co. Ltd. GDR (a)(c)	17,475	—
VTB Bank PJSC (a)(c)	437,390,000	—
X5 Retail Group NV GDR (a)(c)	17,591	—
Yandex NV Class A (a)(c)	46,029	—
		—
SAUDI ARABIA — 1.1%
Abdullah Al Othaim Markets Co.	90,217	326,185
ACWA Power Co.	16,452	858,033
Advanced Petrochemical Co.	26,063	278,667
Al Hammadi Holding	27,000	375,075
Al Jouf Agricultural Development Co.	6,797	87,897
Al Masane Al Kobra Mining Co.	10,480	145,585
Al Moammar Information Systems Co.	3,626	137,095
Al Rajhi Bank	405,936	7,349,266
Al Rajhi Co. for Co-operative Insurance (a)	4,209	170,360
Alamar Foods	3,456	114,449
Al-Dawaa Medical Services Co.	6,646	168,522
Aldrees Petroleum & Transport Services Co.	6,835	255,872
Alinma Bank	193,417	1,722,494
AlKhorayef Water & Power Technologies Co.	1,564	59,300
Almarai Co. JSC	52,392	888,462
Almunajem Foods Co.	3,218	60,234
Alujain Corp. (a)	7,396	86,868
Arab National Bank	136,609	874,193
Arabian Cement Co.	9,227	81,557
Arabian Contracting Services Co.	2,606	143,695
Arabian Internet & Communications Services Co.	5,390	459,317
Arriyadh Development Co.	18,294	103,410
Astra Industrial Group	6,255	146,766
Ataa Educational Co.	3,559	68,325
Bank AlBilad	98,457	1,110,462
Bank Al-Jazira (a)	87,273	390,936
Banque Saudi Fransi	118,217	1,150,507
BinDawood Holding Co.	145,480	238,946
Bupa Arabia for Cooperative Insurance Co.	15,525	861,017
City Cement Co.	6,348	31,415
Co. for Cooperative Insurance	13,915	467,488
Dallah Healthcare Co.	7,407	281,630

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Dar Al Arkan Real Estate Development Co. (a)	96,566	$405,786
Dr Sulaiman Al Habib Medical Services Group Co.	17,482	1,098,204
Dur Hospitality Co. (a)	29,415	203,527
Eastern Province Cement Co.	9,470	98,350
Elm Co.	5,065	1,053,394
Emaar Economic City (a)	74,864	159,691
Etihad Etisalat Co.	76,843	912,785
Fawaz Abdulaziz Al Hokair & Co. Class C (a)	6,323	35,101
Herfy Food Services Co.	2,033	17,834
Jadwa REIT Saudi Fund	30,786	102,608
Jarir Marketing Co.	102,170	395,010
Leejam Sports Co. JSC	3,769	142,903
Maharah Human Resources Co.	2,650	46,846
Methanol Chemicals Co. (a)	5,913	35,789
Middle East Healthcare Co. (a)	11,802	173,390
Middle East Paper Co.	12,176	105,513
Mobile Telecommunications Co. Saudi Arabia	86,172	302,370
Mouwasat Medical Services Co.	20,048	550,586
Nahdi Medical Co.	8,502	326,891
Najran Cement Co.	15,550	50,749
National Agriculture Development Co. (a)	20,791	263,321
National Co. for Learning & Education	2,895	74,103
National Gas & Industrialization Co.	6,570	110,538
National Industrialization Co. Class C (a)	71,502	242,124
National Medical Care Co.	5,781	189,594
Northern Region Cement Co.	17,439	51,241
Qassim Cement Co.	8,869	151,583
Rabigh Refining & Petrochemical Co. (a)	74,321	214,811
Retal Urban Development Co.	48,437	115,202
Riyad Bank	297,504	2,201,265
Riyad REIT Fund	26,343	59,352
Riyadh Cables Group Co.	7,589	139,418
SABIC Agri-Nutrients Co.	47,207	1,674,074
Sahara International Petrochemical Co.	73,510	740,892
Saudi Airlines Catering Co.	7,183	197,269
Saudi Arabian Mining Co. (a)	261,504	2,813,445
Saudi Arabian Oil Co. (d)	538,745	5,027,683
Saudi Aramco Base Oil Co.	10,246	406,512
Saudi Automotive Services Co.	5,950	103,121
Saudi Awwal Bank	203,770	1,874,459
Saudi Basic Industries Corp.	182,145	4,006,709
Security Description	Shares	Value
Saudi Cement Co.	14,485	$201,607
Saudi Ceramic Co.	7,008	53,068
Saudi Chemical Co. Holding	167,160	204,134
Saudi Co. For Hardware CJSC (a)	5,311	43,899
Saudi Electricity Co.	168,650	857,089
Saudi Fisheries Co. (a)	5,167	35,614
Saudi Ground Services Co. (a)	13,747	108,497
Saudi Industrial Investment Group	64,262	407,115
Saudi Industrial Services Co.	8,180	57,035
Saudi Investment Bank	80,181	337,789
Saudi Kayan Petrochemical Co. (a)	150,361	501,143
Saudi National Bank	610,442	5,338,692
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	10,157	95,600
Saudi Public Transport Co. (a)	5,953	28,063
Saudi Real Estate Co. (a)	23,689	86,154
Saudi Research & Media Group (a)	6,257	274,274
Saudi Tadawul Group Holding Co.	10,513	541,004
Saudi Telecom Co.	404,767	4,057,977
Saudia Dairy & Foodstuff Co.	3,420	293,629
Savola Group	57,324	551,009
Seera Group Holding (a)	26,096	176,388
Sinad Holding Co. (a)	26,480	82,890
Southern Province Cement Co.	12,949	152,262
Theeb Rent A Car Co.	3,661	61,205
United Electronics Co.	7,266	146,271
United International Transportation Co.	5,610	103,062
Yamama Cement Co.	14,880	131,722
Yanbu Cement Co.	15,788	143,127
Yanbu National Petrochemical Co.	52,917	586,955
		62,025,345
SINGAPORE — 1.0%
AEM Holdings Ltd.	42,600	107,366
AIMS APAC REIT	112,100	106,770
Best World International Ltd. (a)	27,700	34,095
BW LPG Ltd. (d)	15,776	199,705
CapitaLand Ascendas REIT	824,574	1,661,351
CapitaLand Ascott Trust REIT (b)	453,485	318,958
CapitaLand China Trust REIT	303,800	196,984
Capitaland India Trust	200,300	154,088
CapitaLand Integrated Commercial Trust REIT	1,146,129	1,553,475
CapitaLand Investment Ltd.	532,200	1,208,748
CDL Hospitality Trusts REIT	187,168	142,615

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
City Developments Ltd.	98,400	$476,536
ComfortDelGro Corp. Ltd.	436,800	416,030
DBS Group Holdings Ltd.	374,768	9,236,717
Digital Core REIT Management Pte. Ltd. (b)	126,900	67,257
ESR-LOGOS REIT	1,281,720	262,936
Far East Hospitality Trust REIT	140,900	65,552
Frasers Centrepoint Trust REIT	280,192	449,572
Frasers Hospitality Trust REIT	135,000	49,949
Frasers Logistics & Commercial Trust REIT	579,639	454,402
Genting Singapore Ltd.	1,227,000	759,627
Grab Holdings Ltd. Class A (a)	382,100	1,352,634
Hafnia Ltd.	62,027	387,929
Hong Fok Corp. Ltd.	61,000	40,446
Hour Glass Ltd.	39,800	56,570
iFAST Corp. Ltd.	23,300	95,767
IGG, Inc. (a)	181,000	74,648
Jardine Cycle & Carriage Ltd.	20,000	467,873
Kenon Holdings Ltd.	5,301	122,534
Keppel Corp. Ltd.	320,300	1,595,751
Keppel DC REIT	271,500	413,745
Keppel Infrastructure Trust	791,175	269,541
Keppel REIT	413,500	259,024
Lendlease Global Commercial REIT	315,527	125,989
Mapletree Industrial Trust REIT	505,150	836,427
Mapletree Logistics Trust REIT	805,047	990,900
Mapletree Pan Asia Commercial Trust REIT	467,568	489,869
Nanofilm Technologies International Ltd.	42,200	29,063
Netlink NBN Trust	570,700	351,226
Olam Group Ltd.	198,325	152,569
Oversea-Chinese Banking Corp. Ltd.	702,311	6,591,401
Paragon REIT	269,900	165,116
Parkway Life Real Estate Investment Trust	87,600	236,826
Raffles Medical Group Ltd.	139,876	128,101
Riverstone Holdings Ltd.	100,800	44,311
Sasseur Real Estate Investment Trust	189,800	93,864
SATS Ltd. (a)	208,536	397,240
Sea Ltd. ADR (a)	77,400	3,401,730
Seatrium Ltd. (a)	8,808,410	864,772
Sembcorp Industries Ltd.	196,600	733,163
Sheng Siong Group Ltd.	144,600	161,031
SIA Engineering Co. Ltd.	80,800	141,484
Singapore Airlines Ltd. (b)	329,200	1,558,086
Singapore Exchange Ltd.	175,400	1,252,949
Security Description	Shares	Value
Singapore Post Ltd.	224,900	$79,915
Singapore Technologies Engineering Ltd.	481,700	1,379,916
Singapore Telecommunications Ltd.	1,701,500	3,016,800
Starhill Global REIT	385,208	136,879
StarHub Ltd.	126,800	103,120
STMicroelectronics NV	141,715	6,149,421
Straits Trading Co. Ltd.	47,790	69,327
Suntec Real Estate Investment Trust	452,600	384,655
UMS Holdings Ltd.	309,000	294,307
United Overseas Bank Ltd.	262,693	5,485,201
UOL Group Ltd.	92,833	436,653
Venture Corp. Ltd.	69,100	626,249
Yangzijiang Financial Holding Ltd. (b)	370,300	97,669
		60,065,424
SOUTH AFRICA — 0.9%
Absa Group Ltd.	171,304	1,589,704
AECI Ltd.	27,750	166,446
African Rainbow Minerals Ltd. (b)	19,779	178,573
Afrimat Ltd.	38,727	108,435
Anglo American Platinum Ltd.	13,402	502,207
Anglo American PLC	263,422	7,284,027
Aspen Pharmacare Holdings Ltd. (b)	73,292	668,441
Astral Foods Ltd.	3,513	25,546
AVI Ltd.	55,269	218,971
Barloworld Ltd.	32,805	151,214
Bid Corp. Ltd. (b)	67,775	1,519,050
Bidvest Group Ltd. (b)	63,929	925,643
Burstone Group Limited REIT	58,715	23,375
Capitec Bank Holdings Ltd. (b)	17,290	1,575,175
Clicks Group Ltd.	54,168	743,684
Coronation Fund Managers Ltd.	44,887	73,813
DataTec Ltd.	63,502	121,177
Dis-Chem Pharmacies Ltd. (d)	55,496	69,873
Discovery Ltd. (a)	108,817	792,241
DRDGOLD Ltd.	44,155	36,703
Equites Property Fund Ltd. REIT	160,356	107,163
Exxaro Resources Ltd. (b)	45,971	420,633
FirstRand Ltd.	1,060,318	3,594,165
Fortress Real Estate Investments Ltd. Class A, REIT (a)	237,535	162,270
Fortress Real Estate Investments Ltd. Class B, REIT (a)	395,213	127,966
Foschini Group Ltd.	59,911	314,479
Gold Fields Ltd. (b)	189,546	2,065,654
Grindrod Ltd.	30,822	18,864

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Growthpoint Properties Ltd. REIT	731,511	$409,644
Harmony Gold Mining Co. Ltd.	102,551	386,593
Hosken Consolidated Investments Ltd.	23,694	250,845
Hyprop Investments Ltd. REIT	99,797	169,247
Impala Platinum Holdings Ltd. (b)	166,166	871,958
Investec Ltd.	43,726	252,802
JSE Ltd.	20,858	102,168
KAP Ltd. (a)	705,488	89,874
Kumba Iron Ore Ltd.	12,546	302,865
Life Healthcare Group Holdings Ltd.	263,521	283,392
Momentum Metropolitan Holdings	228,762	239,941
Motus Holdings Ltd.	47,936	239,230
Mr Price Group Ltd.	48,289	356,155
MTN Group Ltd.	342,677	2,052,671
MultiChoice Group (a)	79,925	314,110
Naspers Ltd. Class N	42,074	6,756,956
Nedbank Group Ltd.	86,551	929,534
Netcare Ltd.	364,842	261,440
Ninety One Ltd.	38,097	78,947
Northam Platinum Holdings Ltd.	70,793	431,460
Oceana Group Ltd.	11,307	45,313
Old Mutual Ltd. (e)	851,334	544,980
Old Mutual Ltd. (e)	315,585	199,142
Omnia Holdings Ltd.	27,807	83,158
OUTsurance Group Ltd. (b)	238,793	541,991
Pepkor Holdings Ltd. (d)	534,616	489,513
Pick n Pay Stores Ltd. (b)	59,699	117,247
PSG Financial Services Ltd.	277,652	193,066
Redefine Properties Ltd. REIT	1,546,663	291,445
Remgro Ltd.	116,452	917,923
Resilient REIT Ltd. (b)	55,944	116,138
Reunert Ltd.	47,667	152,215
Sanlam Ltd.	358,987	1,251,350
Santam Ltd.	7,575	121,405
Sappi Ltd. (b)	130,549	305,178
Sasol Ltd.	118,742	1,645,171
Scatec ASA (d)	19,215	113,764
Shoprite Holdings Ltd. (b)	100,750	1,282,625
Sibanye Stillwater Ltd. (b)	627,797	974,049
SPAR Group Ltd. (b)	38,271	236,215
Standard Bank Group Ltd.	271,327	2,645,955
Super Group Ltd.	99,955	175,510
Telkom SA SOC Ltd. (a)(b)	39,144	48,287
Thungela Resources Ltd.	37,800	348,417
Tiger Brands Ltd.	36,103	294,065
Truworths International Ltd. (b)	74,129	301,011
Vodacom Group Ltd.	120,806	678,177
Security Description	Shares	Value
Vukile Property Fund Ltd. REIT	94,716	$65,861
Wilson Bayly Holmes-Ovcon Ltd. (a)	5,617	37,171
Woolworths Holdings Ltd.	181,118	652,103
		53,233,769
SOUTH KOREA — 3.5%
ABLBio, Inc. (a)	7,302	102,598
Advanced Nano Products Co. Ltd.	2,134	211,913
Aekyung Chemical Co. Ltd.	2,911	28,303
AfreecaTV Co. Ltd.	1,389	86,568
Ahnlab, Inc.	2,297	109,284
Alteogen, Inc. (a)	7,194	363,059
Amorepacific Corp.	5,499	497,168
AMOREPACIFIC Group	4,655	105,043
Ananti, Inc. (a)	6,092	33,273
Asiana Airlines, Inc. (a)	10,835	82,061
BGF retail Co. Ltd.	1,557	162,692
BH Co. Ltd.	3,403	52,581
Bioneer Corp. (a)	5,103	132,737
BNK Financial Group, Inc.	51,708	262,487
Boryung	3,324	24,879
Bukwang Pharmaceutical Co. Ltd. (a)	3,983	18,330
CANARIABIO, Inc. (a)	12,561	56,782
Caregen Co. Ltd.	6,390	182,788
Cellivery Therapeutics, Inc. (a)(c)	6,215	23,075
Celltrion Healthcare Co. Ltd.	21,206	990,053
Celltrion Pharm, Inc. (a)	2,933	145,194
Celltrion, Inc.	22,321	2,302,566
Chabiotech Co. Ltd. (a)	6,622	89,952
Cheil Worldwide, Inc.	15,138	224,927
Chong Kun Dang Pharmaceutical Corp.	2,168	150,703
Chunbo Co. Ltd.	931	90,313
CJ CGV Co. Ltd. (a)	23,500	99,266
CJ CheilJedang Corp.	1,508	343,083
CJ Corp.	3,512	233,717
CJ ENM Co. Ltd. (a)	1,582	66,825
CJ Logistics Corp.	1,096	65,627
Classys, Inc.	7,582	212,671
Com2uSCorp	2,104	69,697
Cosmax, Inc. (a)	3,323	316,934
CosmoAM&T Co. Ltd. (a)	4,564	505,307
Cosmochemical Co. Ltd. (a)	4,568	130,161
Coway Co. Ltd.	14,121	432,190
Creative & Innovative System (a)	9,226	68,371
CS Wind Corp.	5,047	203,840
Cuckoo Homesys Co. Ltd.	1,764	27,191
Curexo, Inc. (a)	8,350	106,866
Daeduck Electronics Co. Ltd.	8,563	166,260
Daejoo Electronic Materials Co. Ltd.	1,712	106,191

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Daesang Corp.	4,987	$69,073
Daewoo Engineering & Construction Co. Ltd. (a)	52,482	163,544
Daewoong Co. Ltd.	2,154	24,966
Daewoong Pharmaceutical Co. Ltd.	1,213	101,398
Daishin Securities Co. Ltd.	3,580	38,628
Danal Co. Ltd. (a)	15,211	37,368
Daou Data Corp.	2,499	23,686
Daou Technology, Inc.	6,450	83,409
Dawonsys Co. Ltd. (a)	3,177	39,342
DB HiTek Co. Ltd.	7,593	274,595
DB Insurance Co. Ltd.	11,291	748,048
Dear U Co. Ltd. (a)(b)	7,301	232,924
Delivery Hero SE (a)(d)	35,303	1,015,535
Dentium Co. Ltd.	2,224	176,186
Devsisters Co. Ltd. (a)	551	18,375
DGB Financial Group, Inc.	26,545	154,816
DI Dong Il Corp.	3,128	63,979
DL E&C Co. Ltd.	4,830	111,497
DL Holdings Co. Ltd.	2,132	67,148
DN Automotive Corp.	454	26,916
Dong-A Socio Holdings Co. Ltd.	363	27,089
Dong-A ST Co. Ltd.	552	24,544
Dongjin Semichem Co. Ltd.	5,592	139,241
DongKook Pharmaceutical Co. Ltd.	4,240	46,818
Dongkuk CM Co. Ltd. (a)	4,631	25,911
Dongkuk Steel Mill Co. Ltd. (a)	7,685	63,387
Dongsuh Cos., Inc.	7,745	96,540
Dongwha Enterprise Co. Ltd. (a)(b)	681	28,413
Doosan Bobcat, Inc.	11,020	416,496
Doosan Co. Ltd.	2,242	188,246
Doosan Enerbility Co. Ltd. (a)	88,571	1,078,421
Doosan Fuel Cell Co. Ltd. (a)	7,357	109,859
Doosan Tesna, Inc.	3,718	121,509
DoubleUGames Co. Ltd.	843	24,989
Douzone Bizon Co. Ltd.	2,524	54,243
Dreamtech Co. Ltd.	11,158	116,426
Duk San Neolux Co. Ltd. (a)	1,243	39,379
Echo Marketing, Inc.	1,570	12,600
Ecopro BM Co. Ltd.	9,945	1,864,595
Ecopro Co. Ltd. (b)	4,391	2,931,889
Ecopro HN Co. Ltd. (b)	2,376	125,368
E-MART, Inc.	3,457	180,356
EMRO, Inc. (a)	2,432	120,573
EM-Tech Co. Ltd.	4,136	153,100
Enchem Co. Ltd. (a)	1,234	52,217
Enplus Co. Ltd. (a)	11,410	51,410
Eo Technics Co. Ltd.	1,483	153,971
Eoflow Co. Ltd. (a)	4,815	87,422
ESR Kendall Square REIT Co. Ltd.	16,720	46,899
Eugene Technology Co. Ltd.	1,603	45,795
Security Description	Shares	Value
F&F Co. Ltd.	2,987	$250,134
Fila Holdings Corp.	9,123	244,064
Foosung Co. Ltd. (b)	13,563	102,823
GC Cell Corp.	1,225	30,321
GemVax & Kael Co. Ltd. (a)	3,211	28,983
GeneOne Life Science, Inc. (a)	11,851	31,046
Genexine, Inc. (a)	4,490	29,414
Geolit Energy Co. Ltd. (a)	5,560	42,398
Giantstep, Inc. (a)	511	4,143
GOLFZON Co. Ltd.	868	60,465
Grand Korea Leisure Co. Ltd. (a)	3,328	40,102
Green Cross Corp.	671	54,052
Green Cross Holdings Corp.	5,248	54,215
GS Engineering & Construction Corp.	13,657	141,995
GS Holdings Corp.	9,827	290,572
GS Retail Co. Ltd.	6,723	117,829
HAESUNG DS Co. Ltd.	2,588	107,785
Han Kuk Carbon Co. Ltd.	18,930	176,057
Hana Financial Group, Inc.	62,742	1,973,765
Hana Materials, Inc.	2,047	75,393
Hana Micron, Inc.	5,811	108,090
Hana Technology Co. Ltd. (a)	1,848	152,014
Hana Tour Service, Inc. (a)	1,100	37,946
Hanall Biopharma Co. Ltd. (a)	12,699	307,264
Handsome Co. Ltd.	1,555	21,457
Hanil Cement Co. Ltd.	5,238	46,620
Hankook & Co. Co. Ltd.	2,676	21,973
Hankook Tire & Technology Co. Ltd.	18,375	539,240
Hanmi Pharm Co. Ltd.	1,512	335,029
Hanmi Science Co. Ltd.	6,614	161,502
Hanmi Semiconductor Co. Ltd.	8,935	348,951
Hanon Systems	32,462	226,613
Hansae Co. Ltd.	2,164	31,592
Hansol Chemical Co. Ltd.	1,576	195,978
Hanssem Co. Ltd.	2,499	104,264
Hanwha Aerospace Co. Ltd.	10,677	827,638
Hanwha Corp.	6,452	114,514
Hanwha Galleria Corp. (a)	21,189	17,838
Hanwha Investment & Securities Co. Ltd. (a)	13,008	23,039
Hanwha Life Insurance Co. Ltd. (a)	83,342	176,331
Hanwha Ocean Co. Ltd. (a)(b)	11,161	255,990
Hanwha Solutions Corp. (a)	20,573	453,570
Hanwha Systems Co. Ltd.	37,056	336,948
Harim Holdings Co. Ltd.	12,382	64,599
HD Hyundai Co. Ltd.	8,826	433,647
HD Hyundai Construction Equipment Co. Ltd.	2,085	112,795
HD Hyundai Electric Co. Ltd.	3,621	178,715

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
HD Hyundai Energy Solutions Co. Ltd.	1,044	$20,502
HD Hyundai Heavy Industries Co. Ltd. (a)	4,406	395,737
HD Hyundai Infracore Co. Ltd.	22,092	173,540
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	8,613	708,495
HDC Hyundai Development Co-Engineering & Construction Class E	6,351	48,101
Hite Jinro Co. Ltd.	4,760	66,634
HK inno N Corp.	3,166	98,776
HL Mando Co. Ltd.	6,581	204,833
HLB Life Science Co. Ltd. (a)	13,171	89,505
HLB, Inc. (a)	24,261	539,373
HMM Co. Ltd.	50,138	604,153
Hotel Shilla Co. Ltd.	5,903	370,523
HPSP Co. Ltd.	9,413	210,317
Hugel, Inc. (a)	1,296	120,053
Humasis Co. Ltd. (a)(b)	22,968	41,446
HYBE Co. Ltd. (a)	3,943	695,445
Hydro Lithium, Inc. (a)	2,878	28,345
Hyosung Advanced Materials Corp. Class C	422	122,747
Hyosung Corp.	858	39,358
Hyosung Heavy Industries Corp. (a)	563	70,928
Hyosung TNC Corp.	406	105,908
Hyundai Autoever Corp.	998	138,007
Hyundai Bioscience Co. Ltd. (a)	5,884	128,197
Hyundai Department Store Co. Ltd.	2,120	99,920
Hyundai Elevator Co. Ltd.	4,885	158,562
Hyundai Engineering & Construction Co. Ltd.	17,107	459,559
Hyundai Glovis Co. Ltd.	4,136	565,198
Hyundai Green Food (a)	1,825	15,202
Hyundai Home Shopping Network Corp.	629	19,484
Hyundai Marine & Fire Insurance Co. Ltd.	11,464	275,683
Hyundai Mipo Dockyard Co. Ltd. (a)	5,058	311,112
Hyundai Mobis Co. Ltd.	12,464	2,221,426
Hyundai Motor Co.	28,643	4,056,379
Hyundai Motor Co. Preference Shares (e)	7,172	562,854
Hyundai Motor Co. Preference Shares (e)	4,833	376,425
Hyundai Rotem Co. Ltd. (a)	15,169	311,946
Hyundai Steel Co.	18,969	534,882
Hyundai Wia Corp.	3,319	156,677
Il Dong Pharmaceutical Co. Ltd. (a)	2,600	40,462
Iljin Hysolus Co. Ltd. (a)	3,038	50,881
Security Description	Shares	Value
Industrial Bank of Korea	55,414	$460,346
Innocean Worldwide, Inc.	814	26,542
Innox Advanced Materials Co. Ltd.	3,006	71,062
Intellian Technologies, Inc.	1,883	114,565
INTOPS Co. Ltd.	1,469	29,937
IS Dongseo Co. Ltd. (a)	3,285	69,868
ISC Co. Ltd.	5,870	342,786
i-SENS, Inc.	6,226	124,345
ISU Chemical Co. Ltd.	2,929	33,427
ISU Specialty Chemical (a)	1,405	217,091
IsuPetasys Co. Ltd.	12,315	254,623
ITM Semiconductor Co. Ltd. (a)	206	3,320
Jahwa Electronics Co. Ltd. (a)	2,798	50,801
JB Financial Group Co. Ltd.	28,335	209,142
Jeio Co. Ltd. (a)	1,882	34,867
Jeisys Medical, Inc. (a)	16,731	149,158
Jeju Air Co. Ltd. (a)	3,342	27,590
Jin Air Co. Ltd. (a)	2,445	21,834
JR Global Reit	58,381	176,086
Jusung Engineering Co. Ltd.	10,171	202,757
JW Pharmaceutical Corp.	1,577	44,760
JYP Entertainment Corp.	7,133	593,624
K Car Co. Ltd.	2,518	20,172
Kakao Corp.	63,446	2,066,438
Kakao Games Corp. (a)	5,672	106,975
KakaoBank Corp.	33,078	572,381
Kakaopay Corp. (a)	4,976	150,268
Kangwon Energy Co. Ltd. (a)	2,866	40,991
Kangwon Land, Inc.	16,728	187,189
KB Financial Group, Inc.	81,317	3,332,466
KCC Corp.	1,069	195,278
KCC Glass Corp.	1,162	35,263
KEPCO Engineering & Construction Co., Inc.	2,045	97,446
KEPCO Plant Service & Engineering Co. Ltd.	3,509	85,294
KG Chemical Corp.	7,635	40,455
KG Dongbusteel	4,738	27,738
Kia Corp.	53,588	3,232,595
KIWOOM Securities Co. Ltd.	4,384	306,692
KMW Co. Ltd. (a)	4,866	46,338
Koh Young Technology, Inc.	7,925	72,707
Kolmar BNH Co. Ltd.	790	9,713
Kolmar Korea Co. Ltd.	2,978	112,773
Kolon Industries, Inc.	2,530	85,777
KoMiCo Ltd.	1,382	49,877
Komipharm International Co. Ltd. (a)	5,146	21,280
Korea Aerospace Industries Ltd.	20,387	737,280
Korea Electric Power Corp. (a)	51,414	686,587
Korea Electric Terminal Co. Ltd.	599	22,639

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Korea Gas Corp. (a)	8,763	$155,207
Korea Investment Holdings Co. Ltd.	8,386	329,996
Korea Line Corp. (a)	17,625	23,236
Korea Petrochemical Ind Co. Ltd.	507	51,249
Korea Zinc Co. Ltd.	1,735	650,593
Korean Air Lines Co. Ltd.	46,136	743,633
Korean Reinsurance Co.	28,528	174,204
Krafton, Inc. (a)	5,915	660,144
KT Corp.	12,940	317,890
KT&G Corp.	20,767	1,328,140
Kum Yang Co. Ltd. (a)	7,826	697,694
Kumho Petrochemical Co. Ltd.	3,498	347,622
Kumho Tire Co., Inc. (a)	10,539	35,966
Kyung Dong Navien Co. Ltd.	1,463	47,162
L&C Bio Co. Ltd.	4,321	107,913
L&F Co. Ltd.	4,951	636,211
Lake Materials Co. Ltd. (a)	7,818	81,401
LEENO Industrial, Inc.	3,095	352,758
LegoChem Biosciences, Inc. (a)	3,050	83,856
LG Chem Ltd.	10,425	3,835,788
LG Chem Ltd. Preference Shares	1,534	354,682
LG Corp.	18,897	1,173,535
LG Display Co. Ltd. (a)	47,510	461,580
LG Electronics, Inc.	22,560	1,686,901
LG Energy Solution Ltd. (a)	9,838	3,473,994
LG H&H Co. Ltd.	2,348	776,925
LG Innotek Co. Ltd.	2,814	509,873
LG Uplus Corp.	38,245	293,625
LIG Nex1 Co. Ltd.	4,497	292,935
Lotte Chemical Corp.	4,266	433,429
Lotte Chilsung Beverage Co. Ltd.	412	38,257
Lotte Energy Materials Corp.	5,252	154,906
LOTTE Fine Chemical Co. Ltd.	2,494	108,121
LOTTE Reit Co. Ltd.	26,435	64,060
Lotte Rental Co. Ltd.	2,023	40,328
Lotte Shopping Co. Ltd.	2,741	145,236
Lotte Tour Development Co. Ltd. (a)	20,178	209,047
Lotte Wellfood Co. Ltd.	1,011	81,815
LS Corp.	3,546	266,988
LS Electric Co. Ltd.	3,457	239,280
Lunit, Inc. (a)	1,217	161,888
LX Holdings Corp.	5,008	27,835
LX International Corp.	14,247	301,432
LX Semicon Co. Ltd.	2,737	168,147
Mcnex Co. Ltd.	1,909	37,207
MedPacto, Inc. (a)	2,173	15,749
Medytox, Inc.	1,333	249,431
MegaStudyEdu Co. Ltd.	1,164	43,734
Meritz Financial Group, Inc.	35,084	1,435,184
Security Description	Shares	Value
Mezzion Pharma Co. Ltd. (a)	6,067	$187,037
Mirae Asset Securities Co. Ltd.	47,797	228,465
MNTech Co. Ltd. (b)	4,310	56,406
Myoung Shin Industrial Co. Ltd. (a)	3,805	50,756
Namhae Chemical Corp.	6,640	36,364
Naturecell Co. Ltd. (a)	12,479	71,578
NAVER Corp.	27,658	4,130,048
NCSoft Corp.	3,175	523,520
Neowiz (a)	1,925	36,449
NEPES Corp. (a)	1,564	19,530
Netmarble Corp. (a)(d)	3,351	104,548
Nexon Games Co. Ltd. (a)	6,243	70,138
NEXTIN, Inc.	1,384	64,205
NH Investment & Securities Co. Ltd. Class C	30,485	230,885
NHN Corp. (a)	3,708	62,514
NHN KCP Corp.	2,299	13,936
NICE Holdings Co. Ltd.	2,514	24,220
NICE Information Service Co. Ltd.	10,100	73,950
NKMax Co. Ltd. (a)	9,231	90,572
NongShim Co. Ltd.	521	182,624
OCI Holdings Co. Ltd. (b)	3,612	260,983
Orion Corp.	4,950	470,642
Orion Holdings Corp.	5,222	59,132
Oscotec, Inc. (a)	5,686	123,041
Ottogi Corp.	406	109,819
Pan Ocean Co. Ltd.	41,685	153,222
Paradise Co. Ltd. (a)	12,649	152,512
Park Systems Corp.	970	117,386
Partron Co. Ltd.	11,769	68,727
Pearl Abyss Corp. (a)	6,377	220,222
People & Technology, Inc.	3,700	168,905
PharmaResearch Co. Ltd.	1,311	122,900
Pharmicell Co. Ltd. (a)	11,563	61,868
PI Advanced Materials Co. Ltd.	1,584	31,929
Poongsan Corp.	1,946	48,744
Posco DX Co. Ltd.	10,654	427,929
POSCO Future M Co. Ltd.	6,512	1,734,893
POSCO Holdings, Inc.	14,891	5,903,872
Posco International Corp.	10,734	567,962
Posco M-Tech Co. Ltd. (b)	4,127	88,846
PSK, Inc.	2,330	33,273
Rainbow Robotics (a)	3,635	454,173
RFHIC Corp.	1,320	14,898
S&S Tech Corp.	2,995	97,769
S-1 Corp.	3,092	129,693
Sam Chun Dang Pharm Co. Ltd. (a)	2,749	156,457
Sam-A Aluminum Co. Ltd.	1,022	77,252
Sambu Engineering & Construction Co. Ltd. (a)	57,442	134,517
Samchully Co. Ltd.	340	24,692

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Samsung Biologics Co. Ltd. (a)(d)	3,619	$1,826,396
Samsung C&T Corp.	16,712	1,332,601
Samsung Electro-Mechanics Co. Ltd.	12,818	1,305,168
Samsung Electronics Co. Ltd.	999,889	50,683,569
Samsung Electronics Co. Ltd. Preference Shares	170,428	6,883,301
Samsung Engineering Co. Ltd. (a)	31,267	700,924
Samsung Fire & Marine Insurance Co. Ltd.	6,263	1,209,064
Samsung Heavy Industries Co. Ltd. (a)	146,532	851,349
Samsung Life Insurance Co. Ltd.	15,990	833,035
Samsung SDI Co. Ltd.	11,437	4,339,517
Samsung SDS Co. Ltd.	7,669	768,378
Samsung Securities Co. Ltd.	12,058	328,392
Samyang Foods Co. Ltd.	591	88,470
Samyang Holdings Corp.	808	41,795
Sang-A Frontec Co. Ltd.	993	14,902
SD Biosensor, Inc.	6,738	56,774
SeAH Besteel Holdings Corp.	1,754	31,976
SeAH Steel Holdings Corp.	1,440	232,637
Sebang Co. Ltd.	3,580	29,263
Sebang Global Battery Co. Ltd.	1,623	71,083
Seegene, Inc.	5,723	90,548
Seojin System Co. Ltd. (a)	5,942	69,002
Seoul Semiconductor Co. Ltd.	9,084	70,887
SFA Engineering Corp.	4,891	114,899
SFA Semicon Co. Ltd. (a)	9,437	35,317
SGC Energy Co. Ltd.	2,706	51,537
Shin Poong Pharmaceutical Co. Ltd. (a)	5,405	61,684
Shinhan Financial Group Co. Ltd.	93,800	2,474,641
Shinsegae International, Inc.	1,130	15,685
Shinsegae, Inc.	1,389	195,679
SillaJen, Inc. (a)	27,565	100,912
SIMMTECH Co. Ltd.	6,354	180,581
SK Biopharmaceuticals Co. Ltd. (a)	5,956	380,471
SK Bioscience Co. Ltd. (a)	5,336	267,709
SK Chemicals Co. Ltd.	1,680	78,559
SK Discovery Co. Ltd.	2,244	67,932
SK Hynix, Inc.	115,346	9,804,495
SK IE Technology Co. Ltd. (a)(d)	4,692	257,305
SK Innovation Co. Ltd. (a)	12,625	1,392,174
SK Networks Co. Ltd.	38,191	172,643
SK oceanplant Co. Ltd. (a)	5,577	75,964
SK REITs Co. Ltd.	35,804	111,440
SK Square Co. Ltd. (a)	19,754	621,430
SK, Inc.	8,025	869,464
Security Description	Shares	Value
SKC Co. Ltd.	3,596	$202,265
SL Corp.	1,756	42,423
SM Entertainment Co. Ltd.	2,962	281,625
SNT Motiv Co. Ltd.	938	30,307
S-Oil Corp.	8,983	527,237
SOLUM Co. Ltd. (a)	10,424	237,927
Solus Advanced Materials Co. Ltd.	2,888	62,387
Soulbrain Co. Ltd.	779	132,489
SPG Co. Ltd.	2,642	79,883
ST Pharm Co. Ltd.	2,098	118,784
STCUBE (a)	6,274	55,980
Studio Dragon Corp. (a)	2,238	85,414
Sungeel Hitech Co. Ltd. (a)	859	71,170
Sungwoo Hitech Co. Ltd.	9,530	64,903
Taihan Electric Wire Co. Ltd. (a)	11,787	105,955
TCC Steel	3,089	113,657
TKG Huchems Co. Ltd.	1,984	31,023
Tokai Carbon Korea Co. Ltd.	499	35,019
TY Holdings Co. Ltd.	1,741	7,896
Unid Co. Ltd.	888	40,537
Value Added Technology Co. Ltd.	3,331	79,116
Vaxcell-Bio Therapeutics Co. Ltd. (a)(b)	1,845	37,737
Voronoi, Inc. (a)	3,210	127,030
Webzen, Inc.	4,173	41,316
Wemade Co. Ltd.	3,116	85,209
Won Tech Co. Ltd. (a)	14,625	124,639
WONIK IPS Co. Ltd.	5,486	130,096
Wonik QnC Corp.	1,915	39,381
Woori Financial Group, Inc.	132,876	1,207,247
W-Scope Chungju Plant Co. Ltd. (a)	4,231	163,044
Wysiwyg Studios Co. Ltd. (a)	12,676	24,283
YG Entertainment, Inc.	2,609	121,421
Youlchon Chemical Co. Ltd.	2,226	45,777
Young Poong Paper Manufacturing Co. Ltd.	4,427	156,654
Youngone Corp.	4,506	161,453
Youngone Holdings Co. Ltd.	1,025	61,148
Yuanta Securities Korea Co. Ltd.	18,956	35,260
Yuhan Corp.	14,242	800,017
Yungjin Pharmaceutical Co. Ltd. (a)	22,295	38,001
Yunsung F&C Co. Ltd.	554	70,040
Zinus, Inc.	1,930	31,752
		199,188,940
SPAIN — 1.6%
Acciona SA	5,526	706,174
Acerinox SA	44,014	427,041
ACS Actividades de Construccion y Servicios SA	47,461	1,711,995

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Aena SME SA (d)	15,587	$2,353,290
Almirall SA (b)	17,407	177,293
Amadeus IT Group SA	93,457	5,667,719
AmRest Holdings SE (a)	15,970	92,197
Applus Services SA	23,743	248,865
Atresmedia Corp. de Medios de Comunicacion SA	10,812	41,897
Banco Bilbao Vizcaya Argentaria SA	1,241,490	10,134,237
Banco de Sabadell SA	1,179,269	1,374,030
Banco Santander SA	3,363,507	12,885,888
Bankinter SA (b)	149,492	956,612
Befesa SA (d)	8,540	261,487
CaixaBank SA	877,493	3,517,367
Cellnex Telecom SA (a)(d)	117,460	4,100,175
Cia de Distribucion Integral Logista Holdings SA	14,361	367,954
CIE Automotive SA	7,659	207,914
Construcciones y Auxiliar de Ferrocarriles SA	3,468	108,684
Corp. ACCIONA Energias Renovables SA (b)	12,249	316,435
Distribuidora Internacional de Alimentacion SA (a)	3,493,966	49,200
Ebro Foods SA (b)	11,588	195,074
EDP Renovaveis SA	63,843	1,048,717
eDreams ODIGEO SA (a)	18,564	126,772
Enagas SA	51,726	858,714
Ence Energia y Celulosa SA (b)	35,434	119,075
Endesa SA	66,011	1,347,113
Faes Farma SA	63,508	215,165
Fluidra SA (b)	20,810	426,771
Gestamp Automocion SA (d)	33,976	142,090
Global Dominion Access SA (d)	10,388	36,844
Grenergy Renovables SA (a)(b)	1,485	32,514
Grifols SA (a)	60,277	784,646
Iberdrola SA	1,265,297	14,193,414
Indra Sistemas SA	38,675	560,976
Industria de Diseno Textil SA	225,772	8,435,584
Inmobiliaria Colonial Socimi SA REIT	60,223	343,035
Laboratorios Farmaceuticos Rovi SA	4,490	244,107
Lar Espana Real Estate Socimi SA REIT	11,653	68,350
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	102,412	94,875
Mapfre SA	169,029	345,392
Melia Hotels International SA (a)(b)	19,010	115,830
Merlin Properties Socimi SA REIT	70,254	593,936
Naturgy Energy Group SA (b)	42,917	1,170,493
Security Description	Shares	Value
Neinor Homes SA (a)(d)	7,187	$71,755
Opdenergy Holdings SA (a)(b)	9,230	55,995
Pharma Mar SA	2,303	78,318
Prosegur Cash SA (d)	40,918	25,517
Prosegur Compania de Seguridad SA	36,398	58,806
Redeia Corp. SA	82,345	1,298,587
Repsol SA	271,479	4,475,260
Sacyr SA	70,528	207,736
Solaria Energia y Medio Ambiente SA (a)(b)	16,480	255,616
Soltec Power Holdings SA (a)(b)	9,892	32,467
Talgo SA (b)(d)	13,385	49,812
Tecnicas Reunidas SA (a)	12,804	125,260
Telefonica SA	1,075,592	4,404,813
Unicaja Banco SA (b)(d)	398,000	429,389
Vidrala SA	3,750	326,360
Viscofan SA (b)	9,803	599,902
		89,701,534
SWEDEN — 2.0%
AAK AB	44,512	807,134
AcadeMedia AB (d)	15,147	65,193
AddLife AB Class B	19,565	116,606
AddTech AB Class B	63,101	1,017,589
AFRY AB	18,947	223,928
Alfa Laval AB	63,909	2,210,655
Alimak Group AB (d)	12,150	74,482
Alleima AB	36,821	194,405
Arjo AB Class B	74,541	290,364
Assa Abloy AB Class B	211,616	4,639,728
Atea ASA (a)	13,837	173,729
Atlas Copco AB Class A	569,812	7,723,055
Atlas Copco AB Class B	324,393	3,827,910
Atrium Ljungberg AB Class B	8,905	145,982
Attendo AB (a)(d)	18,258	47,728
Avanza Bank Holding AB (b)	25,087	437,352
Axfood AB	22,180	511,209
Beijer Ref AB (b)	78,011	829,354
Betsson AB Class B (a)	26,995	298,669
Bilia AB Class A	14,418	141,337
Billerud Aktiebolag	46,642	435,114
BioArctic AB (a)(d)	7,654	199,378
BioGaia AB Class B	31,050	287,802
Biotage AB	25,774	254,794
Boliden AB	56,843	1,645,246
BoneSupport Holding AB (a)(d)	40,703	476,933
Boozt AB (a)(b)(d)	10,974	91,314
Bravida Holding AB (d)	41,659	309,062
Bufab AB	6,983	177,271
Bure Equity AB	11,557	231,902
Calliditas Therapeutics AB Class B (a)(b)	5,556	49,862
Camurus AB (a)	6,510	186,236

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Castellum AB	81,901	$839,425
Catena AB	6,047	211,508
Cellavision AB	1,868	26,410
Cibus Nordic Real Estate AB	9,643	96,126
Clas Ohlson AB Class B	7,371	79,448
Cloetta AB Class B	28,896	48,567
Coor Service Management Holding AB (d)	14,679	59,990
Corem Property Group AB Class B (b)	130,068	72,491
Creades AB Class A	14,930	85,546
Dios Fastigheter AB	40,777	234,021
Dometic Group AB (d)	62,228	396,708
Electrolux AB Class B (a)	43,281	450,371
Electrolux Professional AB Class B	48,576	252,399
Elekta AB Class B	74,156	507,970
Embracer Group AB (a)(b)	156,185	314,981
Engcon AB (b)	40,688	278,452
Epiroc AB Class A	141,727	2,713,427
Epiroc AB Class B	89,219	1,438,778
EQT AB	72,750	1,452,429
Essity AB Class B	130,511	2,833,853
Evolution AB (d)	38,820	3,953,393
Fabege AB (b)	53,473	429,784
Fastighets AB Balder Class B (a)(b)	129,079	585,740
Fortnox AB	109,565	588,962
Getinge AB Class B	46,014	816,157
Granges AB	22,094	209,466
H & M Hennes & Mauritz AB Class B (b)	148,300	2,122,082
Hemnet Group AB	31,894	566,296
Hexagon AB Class B	440,666	3,787,614
Hexatronic Group AB (b)	27,906	114,304
Hexpol AB	53,293	476,557
HMS Networks AB	6,563	241,638
Holmen AB Class B	19,373	759,285
Hufvudstaden AB Class A	20,682	230,346
Husqvarna AB Class B (b)	84,931	654,638
Industrivarden AB Class A	26,414	702,156
Industrivarden AB Class C (b)	31,586	839,060
Indutrade AB	56,787	1,059,510
Instalco AB	32,669	97,729
Intrum AB (b)	19,978	117,689
Investment AB Latour Class B	29,918	530,798
Investment AB Oresund	3,443	30,297
Investor AB Class B	367,603	7,098,830
INVISIO AB	6,465	117,706
Inwido AB	14,516	146,975
JM AB (b)	12,817	174,956
Kinnevik AB Class B (a)	48,591	488,406
KNOW IT AB	4,570	53,338
L E Lundbergforetagen AB Class B	18,666	785,181
Lifco AB Class B	48,201	851,621
Security Description	Shares	Value
Lindab International AB	17,669	$260,216
Loomis AB	15,205	412,308
Medicover AB Class B	12,004	158,776
MEKO AB	8,779	76,726
MIPS AB	4,971	169,662
Modern Times Group MTG AB Class B (a)	15,662	106,535
Munters Group AB (d)	26,942	348,424
Mycronic AB (b)	14,704	305,877
NCC AB Class B (b)	16,244	177,030
New Wave Group AB Class B	35,695	250,228
Nibe Industrier AB Class B	314,961	2,081,534
Nolato AB Class B	33,273	137,267
Nordnet AB publ	28,576	379,814
Norion Bank AB (a)	28,130	91,271
Note AB (a)	2,802	40,647
NP3 Fastigheter AB	5,090	74,119
Nyfosa AB (b)	32,732	177,155
OX2 AB (a)(b)	55,930	267,701
Pandox AB	24,135	258,362
Paradox Interactive AB	7,501	158,523
Peab AB Class B	29,673	122,852
Platzer Fastigheter Holding AB Class B	9,670	59,813
PowerCell Sweden AB (a)(b)	9,282	45,777
Ratos AB Class B	39,105	117,414
Resurs Holding AB (d)	16,411	35,589
Rvrc Holding AB	20,248	71,903
Saab AB Class B	16,642	852,917
Sagax AB Class B	47,064	903,228
Samhallsbyggnadsbolaget i Norden AB (b)	170,381	62,700
Samhallsbyggnadsbolaget i Norden AB Class D	28,729	11,392
Sandvik AB	221,591	4,111,922
Scandic Hotels Group AB (a)(d)	24,676	84,402
Sdiptech AB Class B (a)	4,839	98,613
Sectra AB Class B (a)	27,773	330,795
Securitas AB Class B	99,379	792,712
Skandinaviska Enskilda Banken AB Class A	330,575	3,975,408
Skanska AB Class B	70,709	1,171,519
SKF AB Class B	71,915	1,205,732
SkiStar AB	6,323	65,068
SSAB AB Class A	51,377	291,780
SSAB AB Class B	158,764	878,271
Stillfront Group AB (a)	109,706	161,517
Storskogen Group AB Class B	248,688	181,797
Surgical Science Sweden AB (a)	5,185	71,732
Svenska Cellulosa AB SCA Class B	123,945	1,710,715
Svenska Handelsbanken AB Class A	303,133	2,722,120
Svolder AB Class B	24,332	113,998

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Sweco AB Class B	43,829	$412,301
Swedbank AB Class A	178,237	3,302,508
SwedenCare AB (b)	13,025	48,987
Swedish Orphan Biovitrum AB (a)	49,333	1,014,432
Synsam AB	7,200	24,057
Tele2 AB Class B	114,144	879,178
Telefonaktiebolaget LM Ericsson Class B (b)	625,712	3,071,484
Telia Co. AB (b)	523,186	1,086,901
Thule Group AB (b)(d)	21,956	579,810
Trelleborg AB Class B	48,108	1,205,335
Troax Group AB	8,337	118,944
Truecaller AB Class B (a)(b)	83,057	291,428
Vestum AB (a)	24,617	10,196
Viaplay Group AB (a)(b)	12,682	40,950
Vimian Group AB (a)(b)	58,507	128,386
Vitec Software Group AB Class B	11,478	542,511
Vitrolife AB	14,697	198,860
Volvo AB Class A	40,633	850,495
Volvo AB Class B	320,849	6,662,574
Volvo Car AB Class B	121,906	498,656
Wallenstam AB Class B (b)	67,760	228,399
Wihlborgs Fastigheter AB	56,602	398,301
XANO Industri AB Class B	2,000	14,727
Xvivo Perfusion AB (a)	4,152	104,906
		117,042,924
SWITZERLAND — 3.7%
ABB Ltd.	332,462	11,920,369
Accelleron Industries AG	18,658	485,826
Adecco Group AG	32,733	1,351,113
Alcon, Inc.	104,726	8,121,188
Allreal Holding AG	3,149	502,573
ALSO Holding AG	1,176	296,314
Arbonia AG	9,785	89,742
Aryzta AG (a)	198,438	340,130
Autoneum Holding AG (a)	581	75,705
Bachem Holding AG	6,606	491,045
Baloise Holding AG	9,369	1,361,106
Banque Cantonale Vaudoise (b)	6,087	639,108
Barry Callebaut AG	807	1,286,189
Basilea Pharmaceutica AG (a)	2,131	95,508
Belimo Holding AG	2,334	1,111,890
Bell Food Group AG	471	140,559
BKW AG	4,709	831,333
Bossard Holding AG Class A	1,440	316,397
Bucher Industries AG	1,324	507,427
Burckhardt Compression Holding AG	655	357,644
Burkhalter Holding AG	1,578	151,280
Bystronic AG (b)	232	144,303
Cembra Money Bank AG	5,790	394,312
Security Description	Shares	Value
Chocoladefabriken Lindt & Spruengli AG (e)	205	$2,283,505
Chocoladefabriken Lindt & Spruengli AG (e)	23	2,524,268
Cie Financiere Richemont SA Class A	108,486	13,282,064
Clariant AG	44,139	699,623
Coltene Holding AG	945	68,695
Comet Holding AG	1,578	352,583
Daetwyler Holding AG Bearer Shares	1,529	293,498
DKSH Holding AG	7,021	476,228
DocMorris AG (a)(b)	3,347	185,863
dormakaba Holding AG	655	322,918
Dottikon Es Holding AG (a)(b)	702	164,987
DSM-Firmenich AG	38,180	3,239,101
Dufry AG (a)	19,635	749,298
EFG International AG	21,977	249,848
Emmi AG	446	421,233
EMS-Chemie Holding AG	1,408	958,881
Flughafen Zurich AG	4,830	922,916
Forbo Holding AG	192	234,648
Galenica AG (d)	10,307	763,335
Geberit AG	7,047	3,535,825
Georg Fischer AG	16,779	947,350
Givaudan SA	1,916	6,270,774
Gurit Holding AG Class BR (a)(b)	850	86,319
Helvetia Holding AG	7,540	1,058,303
Huber & Suhner AG	3,513	254,220
Idorsia Ltd. (a)(b)	23,820	67,440
Implenia AG	1,966	64,581
Inficon Holding AG	367	448,520
Interroll Holding AG	140	384,128
Intershop Holding AG	240	158,986
IWG PLC (a)	185,466	320,314
Julius Baer Group Ltd.	43,807	2,818,627
Kardex Holding AG	1,265	277,255
Komax Holding AG	788	181,753
Kuehne & Nagel International AG	11,293	3,221,986
Landis+Gyr Group AG	4,733	343,023
LEM Holding SA	117	261,549
Leonteq AG	1,998	83,650
Logitech International SA	34,177	2,364,146
Lonza Group AG	15,607	7,260,974
Medacta Group SA (d)	1,306	165,320
Medartis Holding AG (a)(d)	947	87,060
Medmix AG (d)	7,663	194,758
Meier Tobler Group AG	948	41,711
Metall Zug AG Class B	59	92,228
Meyer Burger Technology AG (a)(b)	641,354	260,103
Mobilezone Holding AG	8,564	128,067
Mobimo Holding AG	1,701	456,488
Novartis AG	427,252	43,841,436
OC Oerlikon Corp. AG	40,233	171,171

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Orior AG	1,109	$88,376
Partners Group Holding AG	4,751	5,372,660
PSP Swiss Property AG	9,383	1,109,795
Rieter Holding AG (b)	687	63,984
Schindler Holding AG (e)	8,635	1,727,378
Schindler Holding AG (e)	5,172	999,573
Schweiter Technologies AG	187	119,584
Sensirion Holding AG (a)(d)	2,062	165,447
SFS Group AG	3,812	417,537
SGS SA	32,660	2,749,752
Siegfried Holding AG	813	697,200
SIG Group AG	64,415	1,594,180
Sika AG	30,682	7,818,074
SKAN Group AG	3,808	323,855
Sonova Holding AG	11,054	2,630,581
St Galler Kantonalbank AG Class A	651	355,460
Stadler Rail AG	11,837	462,714
Straumann Holding AG	23,541	3,015,965
Sulzer AG	4,059	388,906
Swatch Group AG (e)	10,835	531,209
Swatch Group AG Bearer Shares (e)	6,419	1,651,763
Swiss Life Holding AG	6,502	4,062,684
Swiss Prime Site AG	17,413	1,597,968
Swisscom AG	5,383	3,202,261
Swissquote Group Holding SA	2,352	430,909
Tecan Group AG	2,555	863,583
Temenos AG	13,256	933,484
TX Group AG	797	80,589
u-blox Holding AG	1,683	143,316
UBS Group AG	693,998	17,213,396
Valiant Holding AG	3,826	396,904
VAT Group AG (d)	5,523	1,986,300
Vetropack Holding AG	2,150	95,067
Vontobel Holding AG	5,962	355,843
V-ZUG Holding AG (a)	233	16,097
Ypsomed Holding AG	928	273,389
Zehnder Group AG	1,784	104,918
Zurich Insurance Group AG	31,270	14,359,999
		213,453,318
TAIWAN — 4.3%
Ability Opto-Electronics Technology Co. Ltd.	39,000	175,787
AcBel Polytech, Inc.	176,775	239,311
Accton Technology Corp.	113,000	1,725,779
Acer, Inc.	577,000	648,847
Acter Group Corp. Ltd.	33,000	167,144
Actron Technology Corp.	15,148	78,367
ADATA Technology Co. Ltd.	46,672	122,172
Adimmune Corp. (a)	103,000	108,806
Advanced Ceramic X Corp.	15,000	97,117
Advanced Energy Solution Holding Co. Ltd.	4,000	79,181
Security Description	Shares	Value
Advanced Wireless Semiconductor Co. (a)	14,000	$46,623
Advantech Co. Ltd.	101,855	1,088,582
Alchip Technologies Ltd.	15,000	1,249,981
Alexander Marine Co. Ltd.	4,000	46,592
Allied Supreme Corp.	6,000	54,460
Amazing Microelectronic Corp.	10,403	34,644
Andes Technology Corp.	6,000	73,605
AP Memory Technology Corp.	19,000	225,430
Apex International Co. Ltd.	25,000	43,602
Arcadyan Technology Corp.	25,487	127,512
Ardentec Corp.	109,000	211,041
ASE Technology Holding Co. Ltd.	666,325	2,260,268
Asia Cement Corp.	435,000	535,656
Asia Optical Co., Inc.	27,000	52,694
Asia Pacific Telecom Co. Ltd. (a)	482,000	95,562
Asia Polymer Corp.	43,860	33,221
Asia Vital Components Co. Ltd.	65,502	691,940
ASMedia Technology, Inc.	5,000	178,901
ASPEED Technology, Inc.	6,400	548,195
ASROCK, Inc.	12,000	78,809
Asustek Computer, Inc.	149,000	1,693,995
AUO Corp.	1,339,800	680,681
AURAS Technology Co. Ltd.	20,000	197,643
BES Engineering Corp.	141,000	47,392
Bizlink Holding, Inc.	22,780	190,536
Bora Pharmaceuticals Co. Ltd.	9,092	180,823
Brighton-Best International Taiwan, Inc.	68,000	70,990
Capital Securities Corp.	222,000	100,407
Career Technology MFG. Co. Ltd.	61,200	41,235
Catcher Technology Co. Ltd.	128,000	723,657
Cathay Financial Holding Co. Ltd.	1,950,606	2,692,012
Cathay Real Estate Development Co. Ltd.	63,000	29,372
Center Laboratories, Inc.	95,592	135,775
Century Iron & Steel Industrial Co. Ltd.	31,000	173,820
Chailease Holding Co. Ltd.	323,968	1,816,521
Chang Hwa Commercial Bank Ltd.	1,080,938	577,630
Chang Wah Electromaterials, Inc.	39,000	37,513
Chang Wah Technology Co. Ltd.	155,000	159,415
Channel Well Technology Co. Ltd.	59,000	141,283
Charoen Pokphand Enterprise	38,500	112,230

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Chenbro Micom Co. Ltd.	21,000	$141,494
Cheng Loong Corp.	121,000	107,391
Cheng Shin Rubber Industry Co. Ltd.	387,000	509,518
Cheng Uei Precision Industry Co. Ltd.	59,000	74,754
Chia Hsin Cement Corp.	128,520	73,854
Chicony Electronics Co. Ltd.	144,491	516,990
Chicony Power Technology Co. Ltd.	16,000	56,753
Chief Telecom, Inc.	11,000	120,630
China Airlines Ltd.	604,000	396,673
China Bills Finance Corp.	81,000	36,008
China Development Financial Holding Corp. (a)	3,187,908	1,165,326
China General Plastics Corp.	144,427	111,406
China Man-Made Fiber Corp. (a)	277,680	67,354
China Metal Products	76,000	83,580
China Motor Corp.	61,000	184,244
China Petrochemical Development Corp. (a)	734,221	213,348
China Steel Chemical Corp.	20,000	70,011
China Steel Corp.	2,395,000	1,873,383
Chin-Poon Industrial Co. Ltd.	91,000	110,647
Chipbond Technology Corp.	142,000	300,008
ChipMOS Technologies, Inc.	67,000	77,626
Chong Hong Construction Co. Ltd.	18,000	41,319
Chroma ATE, Inc.	76,000	649,804
Chun Yuan Steel Industry Co. Ltd.	61,000	32,030
Chung Hung Steel Corp.	220,000	153,684
Chung Hwa Pulp Corp.	235,000	164,527
Chung-Hsin Electric & Machinery Manufacturing Corp.	71,000	236,443
Chunghwa Precision Test Tech Co. Ltd.	3,000	53,903
Chunghwa Telecom Co. Ltd.	797,000	2,864,020
Cleanaway Co. Ltd.	14,000	76,548
Clevo Co.	43,000	42,094
Co.-Tech Development Corp.	25,000	47,862
Compal Electronics, Inc.	835,000	794,117
Compeq Manufacturing Co. Ltd.	185,000	303,744
Continental Holdings Corp.	110,000	91,324
Coretronic Corp.	42,000	99,924
CSBC Corp. Taiwan (a)	62,000	43,887
CTBC Financial Holding Co. Ltd.	3,606,009	2,736,860
CTCI Corp.	119,000	145,430
Cub Elecparts, Inc.	6,929	29,944
Darfon Electronics Corp.	24,000	32,081
Delpha Construction Co. Ltd.	76,000	62,037
Delta Electronics, Inc.	405,630	4,077,599
Depo Auto Parts Ind Co. Ltd.	33,000	136,987
Security Description	Shares	Value
Dynapack International Technology Corp.	16,000	$39,801
E Ink Holdings, Inc.	170,000	945,308
E.Sun Financial Holding Co. Ltd.	2,928,331	2,199,843
Eclat Textile Co. Ltd.	38,182	576,033
ECOVE Environment Corp.	6,000	58,921
EirGenix, Inc. (a)	35,000	105,714
Elan Microelectronics Corp.	44,000	181,967
Elite Material Co. Ltd.	54,000	715,974
Elite Semiconductor Microelectronics Technology, Inc.	103,000	247,286
Elitegroup Computer Systems Co. Ltd.	47,000	43,170
eMemory Technology, Inc.	13,000	811,481
Ennoconn Corp.	9,233	75,224
Ennostar, Inc. (a)	106,000	144,155
Episil Technologies, Inc.	51,579	115,364
Episil-Precision, Inc.	13,113	23,155
Eternal Materials Co. Ltd.	114,000	100,119
Etron Technology, Inc.	41,518	51,511
Eva Airways Corp.	513,121	472,897
Ever Supreme Bio Technology Co. Ltd.	3,628	22,478
Evergreen Aviation Technologies Corp.	39,000	128,065
Evergreen International Storage & Transport Corp.	59,000	52,182
Evergreen Marine Corp. Taiwan Ltd.	195,673	703,151
EVERGREEN Steel Corp.	24,000	52,787
Everlight Chemical Industrial Corp.	57,000	34,168
Everlight Electronics Co. Ltd.	90,000	130,760
Far Eastern Department Stores Ltd.	98,000	71,647
Far Eastern International Bank	351,965	127,024
Far Eastern New Century Corp.	663,620	591,040
Far EasTone Telecommunications Co. Ltd.	318,000	716,178
Faraday Technology Corp.	45,000	426,573
Farglory Land Development Co. Ltd.	76,000	136,082
Feng Hsin Steel Co. Ltd.	60,000	124,905
Feng TAY Enterprise Co. Ltd.	98,067	555,947
First Financial Holding Co. Ltd.	2,305,578	1,896,287
Fitipower Integrated Technology, Inc.	17,544	150,546
FLEXium Interconnect, Inc.	48,000	130,853
FocalTech Systems Co. Ltd.	43,000	100,705
Formosa Advanced Technologies Co. Ltd.	14,000	16,719

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Formosa Chemicals & Fibre Corp.	792,000	$1,508,899
Formosa International Hotels Corp.	16,000	106,070
Formosa Petrochemical Corp.	217,000	541,819
Formosa Plastics Corp.	838,000	2,071,604
Formosa Sumco Technology Corp.	21,000	93,354
Formosa Taffeta Co. Ltd.	154,000	121,414
Fortune Electric Co. Ltd.	23,000	193,089
Foxconn Technology Co. Ltd.	237,180	423,949
Foxsemicon Integrated Technology, Inc.	19,000	109,184
Fubon Financial Holding Co. Ltd.	1,634,488	3,073,478
Fulgent Sun International Holding Co. Ltd.	21,000	77,415
Fusheng Precision Co. Ltd.	24,000	151,299
General Interface Solution Holding Ltd.	29,000	53,004
Genius Electronic Optical Co. Ltd.	14,396	164,115
Getac Holdings Corp.	81,000	194,718
Giant Manufacturing Co. Ltd.	56,994	315,157
Gigabyte Technology Co. Ltd.	101,000	880,764
Global Brands Manufacture Ltd.	72,000	138,288
Global Mixed Mode Technology, Inc.	7,000	56,598
Global PMX Co. Ltd.	12,000	50,557
Global Unichip Corp.	18,000	761,141
Globalwafers Co. Ltd.	44,000	618,144
Gloria Material Technology Corp.	174,000	244,987
Gold Circuit Electronics Ltd.	75,100	510,663
Goldsun Building Materials Co. Ltd. Class C	181,715	141,013
Gourmet Master Co. Ltd.	30,000	98,047
Grand Pacific Petrochemical	177,000	91,295
Grape King Bio Ltd.	29,000	140,147
Great Tree Pharmacy Co. Ltd.	9,262	100,423
Great Wall Enterprise Co. Ltd.	124,688	207,810
Greatek Electronics, Inc.	75,000	128,715
Gudeng Precision Industrial Co. Ltd.	11,375	121,219
Hannstar Board Corp.	33,000	60,724
HannStar Display Corp. (a)	325,000	116,789
Highwealth Construction Corp.	244,456	298,750
Hiwin Technologies Corp.	72,034	454,111
Holtek Semiconductor, Inc.	33,000	63,280
Holy Stone Enterprise Co. Ltd.	18,900	57,320
Hon Hai Precision Industry Co. Ltd.	2,641,320	8,509,697
Security Description	Shares	Value
Hota Industrial Manufacturing Co. Ltd.	33,841	$66,989
Hotai Finance Co. Ltd.	52,800	215,907
Hotai Motor Co. Ltd.	64,260	1,303,892
Hsin Kuang Steel Co. Ltd.	44,000	63,723
HTC Corp. (a)	120,000	178,808
Hu Lane Associate, Inc.	13,000	59,200
Hua Nan Financial Holdings Co. Ltd. Class C	1,766,528	1,121,848
Huaku Development Co. Ltd.	52,000	144,657
Ibase Technology, Inc.	42,000	123,604
IBF Financial Holdings Co. Ltd. (a)	462,742	167,003
Innodisk Corp.	25,709	236,140
Innolux Corp. (a)	1,754,146	714,581
International CSRC Investment Holdings Co.	70,000	43,695
International Games System Co. Ltd. Class C	26,000	525,147
Inventec Corp.	536,000	813,618
ITE Technology, Inc.	18,000	87,545
ITEQ Corp.	36,188	102,240
Jentech Precision Industrial Co. Ltd.	15,999	308,774
Johnson Health Tech Co. Ltd.	38,000	88,524
Kaori Heat Treatment Co. Ltd.	35,000	321,479
Kenda Rubber Industrial Co. Ltd.	123,901	113,037
Kerry TJ Logistics Co. Ltd.	23,000	26,327
Kindom Development Co. Ltd.	36,300	37,278
King Slide Works Co. Ltd.	10,000	256,502
King Yuan Electronics Co. Ltd.	245,000	576,819
King's Town Bank Co. Ltd.	220,000	252,846
Kinik Co.	21,000	100,510
Kinpo Electronics	141,000	67,267
Kinsus Interconnect Technology Corp.	61,000	205,031
KMC Kuei Meng International, Inc.	6,000	23,977
Kung Long Batteries Industrial Co. Ltd.	19,000	77,400
L&K Engineering Co. Ltd.	53,000	192,918
LandMark Optoelectronics Corp.	11,000	39,869
Largan Precision Co. Ltd.	20,000	1,322,780
Lian HWA Food Corp.	22,000	60,111
Lien Hwa Industrial Holdings Corp.	172,524	333,498
Lite-On Technology Corp.	406,419	1,529,713
Longchen Paper & Packaging Co. Ltd.	190,800	86,887
Lotes Co. Ltd.	18,337	467,507
Lotus Pharmaceutical Co. Ltd.	26,000	192,097

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
LuxNet Corp.	30,000	$132,898
M31 Technology Corp.	6,600	163,771
Macronix International Co. Ltd.	372,000	364,734
Makalot Industrial Co. Ltd.	44,077	458,787
Marketech International Corp.	10,000	42,750
MediaTek, Inc.	315,000	7,172,287
Medigen Vaccine Biologics Corp. (a)	38,041	85,791
Mega Financial Holding Co. Ltd.	2,388,878	2,789,941
Mercuries Life Insurance Co. Ltd. (a)	608,134	96,456
Merida Industry Co. Ltd.	41,000	222,270
Merry Electronics Co. Ltd.	23,491	61,346
Microbio Co. Ltd.	67,420	100,878
Micro-Star International Co. Ltd.	172,000	873,840
Mitac Holdings Corp.	154,160	194,607
momo.com, Inc.	17,820	277,122
Namchow Holdings Co. Ltd.	43,000	65,871
Nan Kang Rubber Tire Co. Ltd. (a)	67,000	78,975
Nan Pao Resins Chemical Co. Ltd.	27,000	173,557
Nan Ya Plastics Corp.	1,005,000	2,073,481
Nan Ya Printed Circuit Board Corp.	43,000	354,998
Nantex Industry Co. Ltd.	69,000	77,378
Nanya Technology Corp.	251,000	510,079
Nien Made Enterprise Co. Ltd.	38,000	364,926
Novatek Microelectronics Corp.	123,000	1,611,778
Nuvoton Technology Corp.	44,000	170,381
O-Bank Co. Ltd.	312,000	91,917
OBI Pharma, Inc. (a)	49,467	124,892
Oneness Biotech Co. Ltd.	55,749	301,365
Orient Semiconductor Electronics Ltd.	121,000	157,433
Oriental Union Chemical Corp.	62,000	36,685
Pan Jit International, Inc.	62,000	122,923
Pan-International Industrial Corp.	108,000	123,957
Pegatron Corp.	405,000	961,045
Pegavision Corp.	13,257	159,755
PharmaEngine, Inc.	11,000	29,578
PharmaEssentia Corp. (a)	47,000	489,212
Phihong Technology Co. Ltd. (a)	56,000	102,179
Phison Electronics Corp.	35,000	494,416
Pixart Imaging, Inc.	30,000	112,452
Polaris Group (a)	106,000	261,055
Pou Chen Corp.	471,000	418,028
Powerchip Semiconductor Manufacturing Corp.	680,000	559,285
Security Description	Shares	Value
Powertech Technology, Inc.	155,000	$487,369
Poya International Co. Ltd.	9,333	139,357
President Chain Store Corp.	116,000	943,294
President Securities Corp.	86,320	50,139
Primax Electronics Ltd.	87,000	186,503
Prince Housing & Development Corp.	113,000	37,456
Qisda Corp.	341,000	471,667
Quanta Computer, Inc.	581,000	4,310,636
Quanta Storage, Inc.	61,000	157,033
Radiant Opto-Electronics Corp.	94,000	358,173
Raydium Semiconductor Corp.	9,000	98,976
RDC Semiconductor Co. Ltd.	360	1,177
Realtek Semiconductor Corp.	105,000	1,284,831
RichWave Technology Corp. (a)	23,781	106,453
Ruentex Development Co. Ltd.	317,416	346,124
Ruentex Industries Ltd.	136,295	248,266
Run Long Construction Co. Ltd.	24,380	69,408
Sakura Development Co. Ltd.	88,098	113,669
San Fu Chemical Co. Ltd.	6,000	25,093
Sanyang Motor Co. Ltd.	154,000	370,682
SDI Corp.	35,000	115,472
Sensortek Technology Corp.	2,000	23,729
Sercomm Corp.	63,000	240,052
Shanghai Commercial & Savings Bank Ltd.	790,492	1,059,116
Shihlin Electric & Engineering Corp.	46,000	164,589
Shihlin Paper Corp. (a)	42,000	72,341
Shin Kong Financial Holding Co. Ltd. (a)	2,625,889	754,077
Shin Zu Shing Co. Ltd.	18,742	46,564
Shinfox Energy Co. Ltd.	17,000	58,193
Shinkong Insurance Co. Ltd.	53,000	99,168
Shinkong Synthetic Fibers Corp.	294,000	139,347
Shiny Chemical Industrial Co. Ltd.	13,750	55,587
Sigurd Microelectronics Corp.	67,078	119,276
Simplo Technology Co. Ltd.	36,000	373,600
Sinbon Electronics Co. Ltd.	48,000	481,033
Sincere Navigation Corp.	89,000	65,481
Sino-American Silicon Products, Inc.	99,000	481,498
Sinon Corp.	67,000	75,862
SinoPac Financial Holdings Co. Ltd.	2,107,627	1,136,064
Sinyi Realty, Inc.	36,000	31,951
Sitronix Technology Corp.	16,000	138,040
Soft-World International Corp.	32,000	95,364
Solar Applied Materials Technology Corp.	100,205	113,148

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Speed Tech Corp.	15,000	$24,488
Sporton International, Inc.	20,527	160,563
St Shine Optical Co. Ltd.	6,000	35,780
Standard Foods Corp.	51,417	59,970
Sunny Friend Environmental Technology Co. Ltd.	8,995	31,627
Sunonwealth Electric Machine Industry Co. Ltd.	54,000	194,885
Sunplus Technology Co. Ltd.	58,000	52,196
Supreme Electronics Co. Ltd.	151,473	258,551
Synmosa Biopharma Corp.	92,442	108,678
Synnex Technology International Corp.	280,550	557,093
Systex Corp.	72,000	236,428
T3EX Global Holdings Corp.	13,000	31,009
TA Chen Stainless Pipe	382,586	436,743
Ta Ya Electric Wire & Cable	95,246	113,450
Taichung Commercial Bank Co. Ltd.	582,595	264,402
TaiDoc Technology Corp.	5,000	23,079
Taigen Biopharmaceuticals Holdings Ltd. (a)	126,000	56,402
TaiMed Biologics, Inc. (a)	47,000	128,564
Tainan Spinning Co. Ltd.	115,000	52,369
Taishin Financial Holding Co. Ltd.	2,410,292	1,336,541
Taiwan Business Bank	1,228,707	502,437
Taiwan Cement Corp.	1,386,590	1,428,234
Taiwan Cogeneration Corp.	231,124	296,060
Taiwan Cooperative Financial Holding Co. Ltd.	2,212,736	1,754,807
Taiwan Fertilizer Co. Ltd.	111,000	202,534
Taiwan Glass Industry Corp. (a)	164,000	97,037
Taiwan High Speed Rail Corp.	360,000	334,010
Taiwan Hon Chuan Enterprise Co. Ltd.	101,000	330,091
Taiwan Mask Corp.	23,000	48,023
Taiwan Mobile Co. Ltd.	344,000	1,008,113
Taiwan Paiho Ltd.	32,000	53,729
Taiwan Secom Co. Ltd.	50,000	164,960
Taiwan Semiconductor Co. Ltd.	36,000	95,352
Taiwan Semiconductor Manufacturing Co. Ltd.	5,153,000	83,487,523
Taiwan Shin Kong Security Co. Ltd.	33,000	40,994
Taiwan Surface Mounting Technology Corp.	62,000	176,701
Taiwan TEA Corp. (a)	240,000	157,618
Taiwan Union Technology Corp.	55,000	231,719
Taiwan-Asia Semiconductor Corp.	53,000	77,906
Tatung Co. Ltd. (a)	383,000	526,795
TCI Co. Ltd.	24,000	134,199
Security Description	Shares	Value
Teco Electric & Machinery Co. Ltd.	342,000	$550,921
Test Research, Inc.	44,000	82,874
Thinking Electronic Industrial Co. Ltd.	26,000	117,594
Ton Yi Industrial Corp.	184,000	94,051
Tong Hsing Electronic Industries Ltd.	40,480	186,847
Tong Yang Industry Co. Ltd.	58,000	140,686
Topco Scientific Co. Ltd.	39,097	205,292
Topkey Corp.	8,000	41,263
TPK Holding Co. Ltd.	77,000	80,267
Transcend Information, Inc.	21,000	47,230
Tripod Technology Corp.	109,000	650,005
TSEC Corp.	67,794	59,539
TSRC Corp.	58,000	42,493
TTY Biopharm Co. Ltd.	60,000	143,492
Tung Ho Steel Enterprise Corp.	102,560	192,853
Tung Thih Electronic Co. Ltd.	19,000	77,105
TXC Corp.	62,000	185,920
U-Ming Marine Transport Corp.	67,000	99,315
Unimicron Technology Corp.	292,000	1,569,430
Union Bank of Taiwan	426,274	175,631
Uni-President Enterprises Corp.	1,060,880	2,303,796
United Integrated Services Co. Ltd.	32,000	225,523
United Microelectronics Corp.	2,299,000	3,219,120
United Renewable Energy Co. Ltd.	223,571	102,157
Universal Cement Corp.	122,570	98,913
Universal Vision Biotechnology Co. Ltd.	5,565	57,925
UPC Technology Corp.	80,000	36,802
UPI Semiconductor Corp.	12,000	91,448
USI Corp.	244,000	156,844
Vanguard International Semiconductor Corp.	189,000	398,135
VIA Labs, Inc.	6,000	38,103
Via Technologies, Inc.	23,000	84,432
Visco Vision, Inc.	20,000	122,365
VisEra Technologies Co. Ltd.	21,000	134,989
Visual Photonics Epitaxy Co. Ltd.	57,000	261,334
Vivotek, Inc.	13,000	62,019
Voltronic Power Technology Corp.	13,200	648,131
Wafer Works Corp.	109,290	148,968
Waffer Technology Corp.	25,000	113,846
Wah Lee Industrial Corp.	18,360	52,952
Walsin Lihwa Corp.	574,816	655,294
Walsin Technology Corp.	63,000	200,043
Wan Hai Lines Ltd.	119,570	178,908
Win Semiconductors Corp.	73,000	291,724
Winbond Electronics Corp.	677,000	530,602

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
WinWay Technology Co. Ltd.	4,000	$84,014
Wisdom Marine Lines Co. Ltd.	77,000	115,570
Wistron Corp.	609,842	1,917,534
Wistron NeWeb Corp.	67,000	286,427
Wiwynn Corp.	18,000	833,630
Wowprime Corp.	13,194	107,087
WPG Holdings Ltd.	319,480	599,758
WT Microelectronics Co. Ltd.	88,000	303,961
XinTec, Inc.	26,000	94,639
Xxentria Technology Materials Corp.	35,200	82,655
Yageo Corp.	67,467	1,097,262
Yang Ming Marine Transport Corp.	357,000	502,646
Yankey Engineering Co. Ltd.	7,823	63,494
YC INOX Co. Ltd.	86,531	73,180
YFY, Inc.	199,000	200,661
Yieh Phui Enterprise Co. Ltd.	109,200	51,588
Yuanta Financial Holding Co. Ltd.	2,185,705	1,696,130
Yulon Finance Corp.	49,168	279,498
Yulon Motor Co. Ltd.	122,712	315,519
YungShin Global Holding Corp.	30,000	40,892
Zhen Ding Technology Holding Ltd.	133,000	405,421
ZillTek Technology Corp.	16,000	167,531
Zyxel Group Corp.	48,000	74,348
		247,377,966
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
Helios Towers PLC (a)	168,896	151,311
THAILAND — 0.6%
Absolute Clean Energy PCL (a)	844,500	37,108
Advanced Info Service PCL	255,600	1,600,461
AEON Thana Sinsap Thailand PCL	10,400	46,555
Airports of Thailand PCL (a)	915,700	1,754,070
Amata Corp. PCL	98,300	65,871
AP Thailand PCL	621,274	201,333
Asia Aviation PCL NVDR (a)(b)	2,785,646	197,376
Asia Sermkij Leasing PCL	74,700	45,338
Asset World Corp. PCL	1,538,800	164,815
B Grimm Power PCL (b)	246,100	194,312
Bangchak Corp. PCL	206,300	232,291
Bangkok Airways PCL (a)	214,800	92,026
Bangkok Aviation Fuel Services PCL	60,400	46,031
Bangkok Chain Hospital PCL	162,000	87,646
Bangkok Commercial Asset Management PCL	256,500	73,965
Bangkok Dusit Medical Services PCL Class F	2,227,400	1,636,332
Security Description	Shares	Value
Bangkok Expressway & Metro PCL	1,223,100	$278,798
Bangkok Land PCL (a)	1,469,600	31,077
Bangkok Life Assurance PCL NVDR	355,700	271,079
Banpu PCL	1,252,332	275,143
Banpu Power PCL	91,700	34,502
BCPG PCL	256,000	67,493
BEC World PCL	129,900	24,259
Berli Jucker PCL	355,900	300,554
Betagro PCL	135,600	84,162
Beyond Securities PCL (a)	1,193,200	214,637
BTS Group Holdings PCL	1,137,300	234,253
Bumrungrad Hospital PCL	119,400	878,797
Carabao Group PCL Class F	35,300	79,495
Central Pattana PCL	404,400	702,459
Central Plaza Hotel PCL (a)	56,800	73,315
Central Retail Corp. PCL	362,225	385,478
CH Karnchang PCL	146,300	83,571
Charoen Pokphand Foods PCL	661,000	375,769
Chularat Hospital PCL Class F	887,900	79,493
CK Power PCL	64,900	5,810
Com7 PCL Class F	285,000	244,593
CP ALL PCL	1,240,200	2,060,614
CP Axtra PCL	423,700	375,265
Delta Electronics Thailand PCL	664,700	1,510,578
Dhipaya Group Holdings PCL	51,400	52,582
Ditto Thailand PCL (b)	295,920	221,457
Dohome PCL	107,865	32,289
Dynasty Ceramic PCL	1,066,900	49,811
Eastern Polymer Group PCL Class F	280,400	50,824
Electricity Generating PCL	49,100	163,161
Energy Absolute PCL	377,813	529,172
Esso Thailand PCL	1,060,600	288,361
Forth Corp. PCL	364,300	290,139
GFPT PCL	131,000	37,416
Global Power Synergy PCL Class F	102,500	125,970
Gulf Energy Development PCL	529,620	661,798
Gunkul Engineering PCL	705,600	60,459
Hana Microelectronics PCL	82,100	134,156
Home Product Center PCL	1,184,900	406,763
Ichitan Group PCL	565,100	260,726
Indorama Ventures PCL	243,000	173,512
Intouch Holdings PCL Class F	161,900	327,913
IRPC PCL	1,621,600	91,740
Jasmine International PCL (a)	363,100	20,741
Jaymart Group Holdings PCL	49,300	30,870
JMT Network Services PCL	77,000	100,975
Kasikornbank PCL	110,200	381,331
KCE Electronics PCL	142,900	216,827

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Kerry Express Thailand PCL (a)(b)	312,900	$58,004
Khon Kaen Sugar Industry PCL	729,800	56,520
Kiatnakin Phatra Bank PCL	25,400	38,540
Krung Thai Bank PCL	699,600	365,050
Krungthai Card PCL	206,500	249,530
Land & Houses PCL	1,449,800	310,565
Major Cineplex Group PCL	75,245	28,930
MBK PCL	118,664	58,008
Mega Lifesciences PCL	50,300	61,472
Minor International PCL	639,217	548,590
MK Restaurants Group PCL	80,900	100,535
Muangthai Capital PCL	89,200	88,190
Ngern Tid Lor PCL	253,100	144,579
Origin Property PCL Class F	286,100	78,179
Osotspa PCL	292,600	200,893
Plan B Media Pcl Class F	288,360	64,542
Precious Shipping PCL	112,500	29,969
Prima Marine PCL	400,500	75,343
Pruksa Holding PCL	44,000	15,467
PTG Energy PCL	109,300	28,066
PTT Exploration & Production PCL	266,900	1,253,413
PTT Global Chemical PCL	451,400	427,691
PTT Oil & Retail Business PCL	1,143,500	587,256
PTT PCL	2,001,600	1,841,500
Quality Houses PCL	981,000	60,349
R&B Food Supply PCL	72,100	20,989
Ramkhamhaeng Hospital PCL Class F	84,100	95,273
Ratch Group PCL	162,900	140,923
Ratchthani Leasing PCL	447,000	37,319
Regional Container Lines PCL	47,800	28,618
RS PCL	289,410	116,042
Sabuy Technology PCL	781,060	148,007
Sansiri PCL	1,966,900	91,289
SC Asset Corp. PCL	489,700	52,450
SCB X PCL	486,900	1,370,608
SCG Packaging PCL	260,600	273,751
Siam Cement PCL	149,865	1,238,843
Siam City Cement PCL	8,800	32,264
Siamgas & Petrochemicals PCL	242,200	54,210
Sino-Thai Engineering & Construction PCL	104,500	26,977
SPCG PCL	112,855	38,122
Sri Trang Agro-Industry PCL	199,100	80,378
Sri Trang Gloves Thailand PCL	169,000	30,864
Srisawad Corp. PCL	142,200	166,950
Star Petroleum Refining PCL	208,500	52,107
Supalai PCL	161,300	89,039
Super Energy Corp. PCL (a)	7,329,200	94,603
Thai Oil PCL	295,557	409,904
Security Description	Shares	Value
Thai Union Group PCL Class F	372,800	$148,455
Thai Vegetable Oil PCL (b)	91,960	55,056
Thaifoods Group PCL	726,300	74,600
Thanachart Capital PCL	32,400	44,490
Thonburi Healthcare Group PCL	111,000	198,908
Thoresen Thai Agencies PCL	197,200	33,036
Tipco Asphalt PCL	85,400	37,760
TOA Paint Thailand PCL	51,700	32,514
TPI Polene PCL	1,118,800	44,552
TPI Polene Power PCL	409,400	37,328
TQM Alpha PCL	37,200	34,225
True Corp. PCL (b)	2,322,870	452,932
TTW PCL	540,600	134,361
VGI PCL	967,590	62,712
Vibhavadi Medical Center PCL	655,500	40,325
WHA Corp. PCL	1,082,500	156,076
WHA Utilities & Power PCL	351,200	37,230
		32,940,988
TURKEY — 0.3%
Akbank TAS	621,050	757,991
Aksa Akrilik Kimya Sanayii AS	23,402	87,667
Alarko Holding AS	15,060	68,008
Anadolu Efes Biracilik Ve Malt Sanayii AS	86,118	332,033
Aselsan Elektronik Sanayi Ve Ticaret AS	276,860	412,033
Aygaz AS	35,787	211,080
BIM Birlesik Magazalar AS	103,155	1,033,620
Dogan Sirketler Grubu Holding AS	36,502	17,788
Eldorado Gold Corp. (a)(b)	47,800	428,503
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	158,361	46,674
Enerjisa Enerji AS (d)	1,575	2,973
Eregli Demir ve Celik Fabrikalari TAS (a)	257,348	417,915
Ford Otomotiv Sanayi AS	17,284	532,737
Haci Omer Sabanci Holding AS	243,399	530,035
Hektas Ticaret TAS (a)	182,877	179,442
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	50,870	43,902
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	198,426	213,806
KOC Holding AS	161,546	864,446
Kontrolmatik Enerji Ve Muhendislik AS	9,776	118,746
Kordsa Teknik Tekstil AS	22,708	82,251
Koza Altin Isletmeleri AS	302,505	317,567
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	31,169	75,038

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)	23,924	$98,349
Migros Ticaret AS	17,677	235,478
ODAS Elektrik Uretim ve Sanayi Ticaret AS (a)	25,392	12,272
Otokar Otomotiv Ve Savunma Sanayi AS (a)	9,030	120,191
Oyak Cimento Fabrikalari AS (a)	22,885	66,781
Oyak Yatirim Menkul Degerler AS (a)	23,810	50,981
Pegasus Hava Tasimaciligi AS (a)	9,317	280,105
Petkim Petrokimya Holding AS (a)	532,531	381,503
Sasa Polyester Sanayi AS (a)	191,660	343,820
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (a)	20,334	61,117
Sok Marketler Ticaret AS	45,420	96,423
TAV Havalimanlari Holding AS (a)	24,973	114,139
Tekfen Holding AS	45,605	89,164
Tofas Turk Otomobil Fabrikasi AS	25,298	272,681
Turk Hava Yollari AO (a)	111,716	988,186
Turk Traktor ve Ziraat Makineleri AS	6,969	223,954
Turkcell Iletisim Hizmetleri AS (a)	214,504	417,037
Turkiye Is Bankasi AS Class C	914,354	858,489
Turkiye Petrol Rafinerileri AS	173,822	1,008,123
Turkiye Sinai Kalkinma Bankasi AS (a)	312,500	92,559
Turkiye Sise ve Cam Fabrikalari AS	278,975	556,118
Ulker Biskuvi Sanayi AS (a)	157,977	541,092
Vestel Beyaz Esya Sanayi ve Ticaret AS	478,736	294,069
Vestel Elektronik Sanayi ve Ticaret AS (a)	1,294	2,993
Yapi ve Kredi Bankasi AS	500,000	336,677
		14,316,556
UKRAINE — 0.0% (f)
Ferrexpo PLC (a)	80,085	74,435
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	565,173	1,330,977
Abu Dhabi Islamic Bank PJSC	294,023	901,349
Abu Dhabi National Oil Co. for Distribution PJSC	752,291	768,051
Agthia Group PJSC	198,700	253,714
Air Arabia PJSC	462,787	354,047
Al Waha Capital PJSC	320,607	144,895
Security Description	Shares	Value
AL Yah Satellite Communications Co-PJSC-Yah Sat	324,632	$236,864
Aldar Properties PJSC	779,720	1,222,741
Amanat Holdings PJSC	296,164	84,663
Americana Restaurants International PLC	511,441	570,890
Aramex PJSC	156,938	91,863
Dana Gas PJSC	494,580	118,628
Dubai Investments PJSC	239,259	160,894
Dubai Islamic Bank PJSC	567,901	904,486
Emaar Properties PJSC	1,341,618	2,936,690
Emirates Central Cooling Systems Corp.	404,767	208,276
Emirates NBD Bank PJSC	364,564	1,766,717
Emirates Telecommunications Group Co. PJSC	704,031	3,917,832
First Abu Dhabi Bank PJSC	874,289	3,237,182
Multiply Group PJSC (a)	656,712	715,168
National Central Cooling Co. PJSC	153,945	150,883
Network International Holdings PLC (a)(d)	110,526	526,389
Ras Al Khaimah Ceramics	70,256	49,731
		20,652,930
UNITED KINGDOM — 7.4%
3i Group PLC	203,069	5,138,051
4imprint Group PLC	5,541	355,061
888 Holdings PLC (a)(b)	47,272	57,813
AB Dynamics PLC	3,400	71,793
abrdn PLC	399,268	759,011
Admiral Group PLC	45,797	1,328,684
Advanced Medical Solutions Group PLC	39,361	96,565
AG Barr PLC	16,160	96,845
AJ Bell PLC	62,858	210,523
Allfunds Group PLC	68,299	378,913
Alpha Financial Markets Consulting PLC	21,243	89,452
Alpha Group International PLC	6,913	157,784
Alphawave IP Group PLC (a)	35,904	50,045
Anglogold Ashanti PLC	82,684	1,337,382
AO World PLC (a)	62,970	65,637
Ascential PLC (a)	99,807	254,603
Ashmore Group PLC	105,285	241,333
Ashtead Group PLC	90,912	5,550,350
ASOS PLC (a)(b)	11,344	53,238
Associated British Foods PLC	74,366	1,877,070
Assura PLC REIT	601,369	310,336
Aston Martin Lagonda Global Holdings PLC (a)(d)	126,124	439,962
AstraZeneca PLC	324,652	43,992,107
Auction Technology Group PLC (a)	18,907	150,692

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Auto Trader Group PLC (d)	190,914	$1,439,132
Aviva PLC	563,679	2,681,817
B&M European Value Retail SA	207,089	1,482,199
Babcock International Group PLC (a)	45,637	230,273
BAE Systems PLC	632,465	7,702,566
Balfour Beatty PLC	127,332	498,882
Barclays PLC	3,228,492	6,263,086
Barratt Developments PLC	211,958	1,141,149
Beazley PLC	134,090	905,878
Bellway PLC	25,058	698,551
Berkeley Group Holdings PLC	23,064	1,156,152
Big Yellow Group PLC REIT	40,678	465,961
Bodycote PLC	38,191	304,156
boohoo Group PLC (a)(b)	194,856	75,107
BP PLC	3,645,881	23,647,187
Breedon Group PLC	61,028	245,065
Bridgepoint Group PLC (d)	45,753	107,555
British American Tobacco PLC	447,284	14,068,676
British Land Co. PLC REIT	171,424	663,055
Britvic PLC	53,345	567,761
BT Group PLC (b)	1,413,962	2,014,021
Bunzl PLC	70,234	2,508,287
Burberry Group PLC	80,347	1,871,618
Bytes Technology Group PLC	45,318	275,901
Capita PLC (a)	230,579	47,900
Central Asia Metals PLC	51,544	118,275
Centrica PLC	1,148,997	2,166,019
Ceres Power Holdings PLC (a)(b)	23,094	88,508
Chemring Group PLC	89,914	304,541
CK Hutchison Holdings Ltd.	569,024	3,044,250
Clarkson PLC	6,343	211,742
Close Brothers Group PLC	31,245	337,886
CLS Holdings PLC REIT	22,420	32,509
CMC Markets PLC (b)(d)	21,347	27,410
CNH Industrial NV	218,052	2,664,154
Coats Group PLC	417,653	373,659
Coca-Cola Europacific Partners PLC (e)	31,100	1,943,128
Coca-Cola Europacific Partners PLC (e)	11,838	743,236
Compass Group PLC	366,676	8,950,925
Computacenter PLC	16,351	504,917
ConvaTec Group PLC (d)	359,105	954,629
Craneware PLC	6,020	110,216
Cranswick PLC	10,746	465,881
Crest Nicholson Holdings PLC	47,279	100,236
Croda International PLC	28,399	1,703,656
Currys PLC	208,183	122,983
Custodian Property Income Reit PLC	48,411	48,748
CVS Group PLC	15,156	301,713
Security Description	Shares	Value
Darktrace PLC (a)	60,244	$296,623
DCC PLC	19,759	1,111,545
Dechra Pharmaceuticals PLC	24,865	1,149,619
Deliveroo PLC (a)(b)(d)	192,453	280,939
Derwent London PLC REIT	22,196	522,050
Diageo PLC	472,377	17,492,818
Diploma PLC	27,856	1,021,349
Direct Line Insurance Group PLC (a)	300,295	631,156
DiscoverIE Group PLC	17,794	147,251
Domino's Pizza Group PLC	90,996	418,049
Dowlais Group PLC	259,443	340,096
Dr Martens PLC	130,166	224,489
Drax Group PLC	81,117	434,444
DS Smith PLC	280,144	981,680
Dunelm Group PLC	27,955	358,265
easyJet PLC (a)	75,712	394,869
Elementis PLC (a)	110,056	166,836
EMIS Group PLC	18,475	435,659
Empiric Student Property PLC REIT	122,709	134,046
EnQuest PLC (a)	246,882	45,833
Entain PLC	137,126	1,561,219
Ergomed PLC (a)	10,371	169,875
Essentra PLC	43,641	86,184
FDM Group Holdings PLC	19,351	122,818
Fevertree Drinks PLC	19,108	279,867
Firstgroup PLC	134,723	248,134
Forterra PLC (d)	29,434	53,457
Frasers Group PLC (a)	35,574	349,747
Fund Technologies PLC (a)(b)	4,773	85,288
Future PLC	18,885	204,915
Games Workshop Group PLC	7,646	986,427
Gamma Communications PLC	18,521	246,855
GB Group PLC	86,955	228,610
Genuit Group PLC	40,497	162,867
Genus PLC	15,401	393,999
Grafton Group PLC CDI	46,361	511,537
Grainger PLC	175,844	501,367
Great Portland Estates PLC REIT	50,086	255,411
Greatland Gold PLC (a)(b)	854,395	66,741
Greggs PLC	20,379	608,905
Halfords Group PLC	57,823	139,952
Halma PLC	78,901	1,866,826
Hammerson PLC REIT	1,058,091	325,188
Harbour Energy PLC	122,622	385,989
Hargreaves Lansdown PLC	69,110	652,211
Hays PLC	302,390	403,038
Hill & Smith PLC	18,328	385,215
Hilton Food Group PLC	16,760	146,672
Hiscox Ltd.	69,030	846,758
Home Reit PLC	160,701	74,633
Howden Joinery Group PLC	111,952	1,006,239

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
HSBC Holdings PLC	4,144,577	$32,623,312
Hunting PLC	40,060	149,375
Ibstock PLC (d)	111,679	194,241
IG Group Holdings PLC	91,148	715,898
IMI PLC	51,951	994,250
Impact Healthcare Reit PLC	79,956	81,000
Impax Asset Management Group PLC	15,084	84,413
Imperial Brands PLC	182,927	3,721,936
Inchcape PLC	87,840	813,211
Indivior PLC (a)	25,590	555,650
Informa PLC	290,873	2,664,107
IntegraFin Holdings PLC	50,848	147,212
InterContinental Hotels Group PLC	35,261	2,614,116
Intermediate Capital Group PLC	59,958	1,012,103
International Distributions Services PLC (a)	183,438	583,919
Intertek Group PLC	35,070	1,760,128
Investec PLC	145,371	854,692
IP Group PLC	167,453	108,324
ITM Power PLC (a)(b)	81,487	75,012
ITV PLC	758,313	653,630
J D Wetherspoon PLC (a)	16,884	142,503
J Sainsbury PLC	340,762	1,051,438
JD Sports Fashion PLC	527,070	963,043
JET2 PLC	40,306	532,787
John Wood Group PLC (a)	207,041	392,449
Johnson Matthey PLC	40,273	800,247
Johnson Service Group PLC	166,993	275,161
Judges Scientific PLC	1,508	162,340
Jupiter Fund Management PLC	87,814	103,001
Just Eat Takeaway.com NV (a)(b)(d)(e)	35,232	439,043
Just Eat Takeaway.com NV (a)(b)(d)(e)	5,995	75,294
Just Group PLC	193,247	169,825
Kainos Group PLC	16,159	226,616
Keller Group PLC	26,188	240,048
Kier Group PLC (a)	60,227	84,537
Kingfisher PLC	391,770	1,067,764
Lancashire Holdings Ltd.	47,161	339,618
Land Securities Group PLC REIT	147,460	1,061,535
Learning Technologies Group PLC	142,197	111,338
Legal & General Group PLC	1,247,375	3,387,525
Liontrust Asset Management PLC	10,791	79,948
Lloyds Banking Group PLC	13,658,976	7,397,126
London Stock Exchange Group PLC	88,252	8,869,331
LondonMetric Property PLC REIT	226,363	475,214
Lookers PLC	63,473	100,404
Security Description	Shares	Value
LXI REIT PLC	301,727	$334,392
M&G PLC	492,341	1,185,628
Man Group PLC	247,695	675,694
Marks & Spencer Group PLC (a)	393,176	1,135,422
Marlowe PLC (a)(b)	19,502	139,010
Marshalls PLC	41,468	127,952
Me Group International PLC	39,304	75,701
Melrose Industries PLC	286,473	1,640,579
Mitchells & Butlers PLC (a)	53,624	147,919
Mitie Group PLC	312,065	391,556
Mobico Group PLC	80,953	87,741
Molten Ventures PLC (a)	25,668	71,430
Moneysupermarket.com Group PLC	105,401	312,098
Moonpig Group PLC (a)	56,524	112,592
Morgan Advanced Materials PLC	51,435	153,808
Morgan Sindall Group PLC	9,417	236,200
National Grid PLC	778,352	9,310,169
NatWest Group PLC	1,211,915	3,486,480
NCC Group PLC	91,183	131,326
Next 15 Group PLC	13,086	102,381
Next PLC	24,632	2,193,512
Ninety One PLC	69,121	144,350
Ocado Group PLC (a)(b)	116,903	856,686
OSB Group PLC	85,659	342,300
Oxford Biomedica PLC (a)(b)	16,489	61,484
Oxford Instruments PLC	10,209	271,641
Oxford Nanopore Technologies PLC (a)	105,961	265,904
Pagegroup PLC	68,900	352,530
Pan African Resources PLC	328,869	57,721
Paragon Banking Group PLC	44,251	265,732
Pearson PLC	133,956	1,419,834
Pennon Group PLC	50,701	362,635
Pepco Group NV (a)	35,850	166,230
Persimmon PLC	68,701	903,516
Petrofac Ltd. (a)(b)	91,326	84,771
Pets at Home Group PLC	96,686	395,098
Phoenix Group Holdings PLC	151,621	892,364
Picton Property Income Ltd. REIT	95,313	79,456
Playtech PLC (a)	51,033	281,543
Polar Capital Holdings PLC	18,095	102,699
Premier Foods PLC	118,527	173,602
Primary Health Properties PLC REIT	266,219	302,188
PRS REIT PLC	80,000	66,593
PZ Cussons PLC	62,053	107,246
QinetiQ Group PLC	115,721	450,283
Quilter PLC (d)	280,088	293,146
Rank Group PLC (a)	31,507	32,188
Rathbones Group PLC	12,256	259,988
Reckitt Benckiser Group PLC	149,118	10,545,423
Redde Northgate PLC	40,263	166,103
Redrow PLC	56,797	343,013

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
RELX PLC (e)	387,198	$13,114,494
RELX PLC (e)	11,746	398,576
Renew Holdings PLC	16,446	143,122
Renewi PLC (a)	10,000	89,588
Renishaw PLC	8,997	386,761
Rentokil Initial PLC	525,167	3,911,336
Rightmove PLC	167,554	1,149,744
Rolls-Royce Holdings PLC (a)	1,749,219	4,716,234
Rotork PLC	172,252	657,217
RS Group PLC	98,783	886,669
RWS Holdings PLC	68,873	201,583
S4 Capital PLC (a)(b)	60,873	50,226
Safestore Holdings PLC REIT	44,314	398,084
Sage Group PLC	210,723	2,543,687
Savills PLC	36,289	383,352
Schroders PLC	165,164	820,878
Segro PLC REIT	254,599	2,235,541
Serco Group PLC	242,613	441,221
Serica Energy PLC	48,012	145,799
Severn Trent PLC	52,428	1,513,387
Shaftesbury Capital PLC REIT	293,117	410,713
SIG PLC (a)	86,698	38,148
Smart Metering Systems PLC	22,755	172,752
Smith & Nephew PLC	181,513	2,266,412
Smiths Group PLC	70,481	1,393,184
Softcat PLC	29,742	529,640
Spectris PLC	21,478	889,736
Spirax-Sarco Engineering PLC	15,004	1,744,508
Spire Healthcare Group PLC (d)	49,079	139,874
Spirent Communications PLC	125,923	212,099
SSE PLC	226,801	4,456,832
SSP Group PLC (a)	161,997	400,592
St. James's Place PLC	114,005	1,157,996
Standard Chartered PLC	500,829	4,633,553
SThree PLC	42,774	195,257
Subsea 7 SA	65,127	902,157
Supermarket Income Reit PLC	229,079	212,777
Synthomer PLC (a)(b)	3,232	9,150
Target Healthcare REIT PLC	83,000	76,790
Tate & Lyle PLC	88,689	742,049
Taylor Wimpey PLC	755,009	1,080,950
Team17 Group PLC (a)	19,803	64,052
Telecom Plus PLC	13,020	236,784
Tesco PLC	1,521,885	4,907,611
THG PLC (a)(b)	181,987	155,132
TORM PLC Class A	11,362	308,603
TP ICAP Group PLC	162,451	337,273
Trainline PLC (a)(d)	98,595	335,990
Travis Perkins PLC	49,344	508,555
Tritax Big Box REIT PLC	373,946	638,075
Trustpilot Group PLC (a)(d)	68,222	85,517
Security Description	Shares	Value
Tyman PLC	34,370	$121,236
U.K. Commercial Property REIT Ltd.	128,022	82,973
Unilever PLC	527,680	26,161,703
UNITE Group PLC REIT	75,290	824,759
United Utilities Group PLC	144,767	1,675,425
Urban Logistics REIT PLC	173,538	232,569
Vanquis Banking Group PLC	54,404	83,668
Vesuvius PLC	43,415	230,083
Victoria PLC (a)(b)	17,044	108,176
Victrex PLC	17,698	303,498
Virgin Money U.K. PLC	247,301	508,153
Vistry Group PLC	67,684	753,419
Vodafone Group PLC	5,236,935	4,910,288
Volex PLC	21,093	80,968
Volution Group PLC	36,823	162,608
Warehouse Reit PLC (b)	89,420	89,605
Watches of Switzerland Group PLC (a)(d)	44,658	291,614
Weir Group PLC	53,954	1,252,205
WH Smith PLC	26,114	428,379
Whitbread PLC	40,667	1,719,394
Wickes Group PLC	69,428	116,348
Wincanton PLC	20,380	68,157
Wise PLC Class A (a)	132,306	1,107,148
Workspace Group PLC REIT	24,084	144,215
WPP PLC	218,556	1,955,339
Yellow Cake PLC (a)(b)(d)	39,517	270,102
YouGov PLC	29,430	269,406
Young & Co.'s Brewery PLC Class A	2,735	35,719
		427,858,904
UNITED STATES — 4.2%
Bausch Health Cos., Inc. (a)(b)	62,100	514,438
Brookfield Renewable Corp. Class A (b)	30,000	721,376
BRP, Inc. (b)	9,067	689,481
Burford Capital Ltd.	37,126	512,503
Carnival PLC (a)	32,068	390,466
CRH PLC	153,757	8,523,883
CSL Ltd.	101,446	16,420,688
CyberArk Software Ltd. (a)	9,283	1,520,277
Diversified Energy Co. PLC	197,564	194,477
Eagle Hospitality Trust REIT (a)(c)	112,600	—
Energy Fuels, Inc. (a)(b)	29,700	245,157
Experian PLC	190,809	6,267,120
Fiverr International Ltd. (a)(b)	5,800	141,926
GCC SAB de CV	46,700	440,517
GSK PLC	861,663	15,691,401
Haleon PLC	1,151,518	4,790,595
Holcim AG	113,402	7,286,587
Inmode Ltd. (a)(b)	15,300	466,038
James Hardie Industries PLC CDI (a)	90,433	2,380,727

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
JBS SA	152,500	$549,953
JS Global Lifestyle Co. Ltd. (d)	278,500	46,228
Legend Biotech Corp. ADR (a)	13,300	893,361
Maxeon Solar Technologies Ltd. (a)(b)	6,200	71,858
MDA Ltd. (a)	18,800	160,328
Monday.com Ltd. (a)	5,155	820,779
Nestle SA	556,299	63,085,328
Parade Technologies Ltd.	18,000	548,690
PolyPeptide Group AG (a)(b)(d)	2,241	40,959
Primo Water Corp. (b)	31,100	431,536
QIAGEN NV (a)	48,973	1,984,306
REC Silicon ASA (a)	36,713	55,203
Reliance Worldwide Corp. Ltd.	193,546	485,918
Resolute Forest Products, Inc. (a)	7,600	10,792
RHI Magnesita NV	6,075	206,281
Riskified Ltd. Class A (a)	40,700	182,336
Roche Holding AG	146,449	40,094,176
Roche Holding AG Bearer Shares (b)	6,548	1,928,324
Sanofi	236,122	25,369,409
Schneider Electric SE	113,098	18,797,180
SharkNinja, Inc. (a)	11,140	516,450
Signify NV (d)	26,228	708,385
Sims Ltd.	32,754	286,016
Sinch AB (a)(d)	135,564	239,678
Stellantis NV (e)	119,689	2,306,571
Stellantis NV (e)	343,369	6,620,099
Swiss Re AG	62,599	6,454,239
Taro Pharmaceutical Industries Ltd. (a)	2,400	90,504
Tenaris SA	106,949	1,696,785
Titan Cement International SA	7,754	145,309
Vobile Group Ltd. (a)	279,000	72,672
		242,097,310
VIETNAM — 0.0% (f)
XP Power Ltd.	3,507	101,019
ZAMBIA — 0.1%
First Quantum Minerals Ltd.	124,200	2,947,913
TOTAL COMMON STOCKS (Cost $5,451,181,661)		5,583,822,231

PREFERRED STOCKS — 0.0% (f)
BRAZIL — 0.0% (f)
Itausa SA(a) (Cost $18,149)	13,727	24,820
Security Description	Shares	Value
GERMANY — 0.0% (f)
Dr Ing hc F Porsche AG (d) (Cost $2,080,212)	23,598	$2,223,610
RUSSIA — 0.0%
Surgutneftegas PJSC Preference Shares (c)(g) (Cost $436,746)	802,100	—
TOTAL PREFERRED STOCKS (Cost $2,535,107)		2,248,430
RIGHTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Star Entertainment Group Ltd. (expiring 10/18/23) (a)	183,541	1,185
BRAZIL — 0.0% (f)
Gol Linhas Aereas Inteligentes SA (expiring 10/16/23) (a)	121,461	18,686
Localiza Rent a Car SA (expiring 11/30/23) (a)	1,426	4,558
		23,244
CHILE — 0.0% (f)
Banco de Credito e Inversiones SA (expiring 10/21/23) (a)	1,768	1,472
ITALY — 0.0% (f)
Brembo SpA (expiring 10/03/23) (a)(c)	31,950	—
SOUTH KOREA — 0.0% (f)
CosmoAM&T Co. Ltd. (expiring 11/07/23) (a)	239	4,711
Cosmochemical Co. Ltd. (expiring 10/19/23) (a)(b)	377	2,106
Hanwha Ocean Co. Ltd. (expiring 11/09/23) (a)	3,684	24,844
Lunit, Inc. (expiring 11/02/23) (a)	182	3,507
Vaxcell-Bio Therapeutics Co. Ltd. (expiring 11/02/23) (a)	477	1,326
		36,494
UNITED KINGDOM — 0.0% (f)
Synthomer PLC (expiring 10/12/23) (a)	19,388	7,099
TOTAL RIGHTS (Cost $175,659)		69,494
WARRANTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Magellan Financial Group Ltd. (expiring 04/16/27) (a)	2,771	358
PointsBet Holdings Ltd. (expiring 07/08/24) (a)	1,183	—
		358

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
CANADA — 0.0% (f)
Constellation Software, Inc. (expiring 03/31/40) (a)(c)	4,200	$—
ITALY — 0.0% (f)
Webuild SpA (expiring 08/02/30) (a)(b)(c)	2,371	—
MACAU — 0.0% (f)
MECOM Power & Construction Ltd. (expiring 05/24/24) (a)(b)	25,200	151
MALAYSIA — 0.0% (f)
Frontken Corp. Bhd (expiring 05/03/26) (a)	30,950	1,417
Scientex Bhd (expiring 01/14/26) (a)	4,960	644
SKP Resources Bhd (expiring 04/25/26) (a)	54,260	636
VS Industry Bhd (expiring 06/14/24) (a)	88,800	662
		3,359
THAILAND — 0.0% (f)
Kiatnakin Phatra Bank PCL (expiring 03/17/24) (a)	2,116	34
Kiatnakin Phatra Bank PCL (expiring 03/17/26) (a)	2,116	172
MBK PCL (expiring 05/15/24) (a)	4,746	2,125
MBK PCL (expiring 05/15/25) (a)	4,747	1,995
MBK PCL (expiring 11/15/24) (a)	4,746	2,072
Plan B Media PCL (expiring 01/13/25) (a)	10,680	522
Srisawad Corp. PCL (expiring 08/29/25) (a)	3,396	173
VGI PCL (expiring 05/23/27) (a)	223,290	797
Vibhavadi Medical Center PCL (expiring 07/19/25) (a)	54,625	210
		8,100
TOTAL WARRANTS (Cost $0)		11,968
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (h)(i)	184,183,596	184,183,596
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (j)(k)	189,840,747	$189,840,747
TOTAL SHORT-TERM INVESTMENTS (Cost $374,024,343)		374,024,343
TOTAL INVESTMENTS — 103.1% (Cost $5,827,916,770)		5,960,176,466
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(176,583,378)
NET ASSETS — 100.0%		$5,783,593,088
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the securities is $156,587, representing 0.00% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2023.
(j)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index (long)	79	12/14/2023	$14,109,948	$13,746,701	$(363,247)
MSCI EAFE Index (long)	1,004	12/15/2023	105,162,963	102,483,300	(2,679,663)
E-mini MSCI Emerging Markets (long)	1,704	12/15/2023	83,843,781	81,408,600	(2,435,181)
					$(5,478,091)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,549,803,310	$33,862,335	$156,587	$5,583,822,232
Preferred Stocks	2,248,430	—	0(a)	2,248,430
Rights	15,236	54,257	0(a)	69,493
Warrants	11,968	—	0(a)	11,968
Short-Term Investments	374,024,343	—	—	374,024,343
TOTAL INVESTMENTS	$5,926,103,287	$33,916,592	$156,587	$5,960,176,466
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(5,478,091)	$—	$—	$(5,478,091)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(5,478,091)	$—	$—	$(5,478,091)
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2023.
Top Five Industries as of September 30, 2023

Description	% of Net Assets
Banks	13.2%
Pharmaceuticals	6.1
Oil & Gas	5.3
Semiconductors	5.1
Insurance	4.7
TOTAL	34.4%
(The top five industries are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	198,057,869	$198,057,869	$717,406,908	$731,281,181	$—	$—	184,183,596	$184,183,596	$6,714,502
State Street Navigator Securities Lending Portfolio II	198,045,220	198,045,220	600,712,255	608,916,728	—	—	189,840,747	189,840,747	1,078,487
Total		$396,103,089	$1,318,119,163	$1,340,197,909	$—	$—		$374,024,343	$7,792,989
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2023 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The Schedule of Investments for the State Street Small/Mid Cap Equity Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 1.1%
AAR Corp. (a)	11,241	$669,177
AeroVironment, Inc. (a)	8,445	941,871
AerSale Corp. (a)	9,900	147,906
Archer Aviation, Inc. Class A (a) (b)	49,400	249,964
Astronics Corp. (a)	7,868	124,787
BWX Technologies, Inc. (b)	29,326	2,198,864
Cadre Holdings, Inc. (b)	5,500	146,575
Curtiss-Wright Corp.	12,215	2,389,620
Ducommun, Inc. (a)	4,500	195,795
Eve Holding, Inc. (a)	6,719	55,701
HEICO Corp.	14,746	2,387,820
HEICO Corp. Class A	26,364	3,406,756
Hexcel Corp.	27,217	1,772,915
Kaman Corp.	9,799	192,550
Kratos Defense & Security Solutions, Inc. (a)	38,600	579,772
Leonardo DRS, Inc. (a)	19,200	320,640
Mercury Systems, Inc. (a)	15,700	582,313
Moog, Inc. Class A	9,021	1,019,012
National Presto Industries, Inc.	1,890	136,949
Park Aerospace Corp. (b)	7,400	114,922
Parsons Corp. (a)	12,951	703,887
Redwire Corp. (a) (b)	6,800	19,652
Rocket Lab USA, Inc. (a) (b)	92,500	405,150
Spirit AeroSystems Holdings, Inc. Class A (a) (b)	34,242	552,666
Terran Orbital Corp. (a) (b)	23,100	19,228
Triumph Group, Inc. (a)	18,845	144,353
V2X, Inc. (a)	4,200	216,972
Virgin Galactic Holdings, Inc. (a) (b)	77,400	139,320
Woodward, Inc.	19,074	2,370,135
		22,205,272
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	18,800	392,356
Forward Air Corp.	8,651	594,670
GXO Logistics, Inc. (a)	37,590	2,204,654
Hub Group, Inc. Class A (a)	10,117	794,589
Radiant Logistics, Inc. (a)	10,753	60,754
		4,047,023
AUTOMOBILE COMPONENTS — 0.9%
Adient PLC (a)	30,500	1,119,350
American Axle & Manufacturing Holdings, Inc. (a)	38,250	277,695
Security Description	Shares	Value
Atmus Filtration Technologies, Inc. (a)	5,400	$112,590
Cooper-Standard Holdings, Inc. (a)	5,200	69,784
Dana, Inc.	40,142	588,883
Dorman Products, Inc. (a)	8,227	623,278
Fox Factory Holding Corp. (a)	13,597	1,347,191
Gentex Corp.	76,623	2,493,312
Gentherm, Inc. (a)	10,185	552,638
Goodyear Tire & Rubber Co. (a)	89,616	1,113,927
Holley, Inc. (a) (b)	17,000	84,830
LCI Industries (b)	8,113	952,628
Lear Corp.	18,951	2,543,224
Luminar Technologies, Inc. (a) (b)	84,200	383,110
Modine Manufacturing Co. (a)	16,983	776,972
Patrick Industries, Inc. (b)	6,528	489,992
Phinia, Inc.	15,000	401,850
QuantumScape Corp. (a) (b)	98,501	658,972
Solid Power, Inc. (a) (b)	48,700	98,374
Standard Motor Products, Inc.	7,743	260,320
Stoneridge, Inc. (a)	7,782	156,185
Visteon Corp. (a)	8,958	1,236,831
XPEL, Inc. (a) (b)	7,000	539,770
		16,881,706
AUTOMOBILES — 0.5%
Fisker, Inc. (a) (b)	61,300	393,546
Harley-Davidson, Inc.	42,701	1,411,695
Livewire Group, Inc. (a) (b)	3,400	23,562
Lucid Group, Inc. (a) (b)	241,800	1,351,662
Rivian Automotive, Inc. Class A (a) (b)	217,800	5,288,184
Thor Industries, Inc.	16,701	1,588,766
Winnebago Industries, Inc.	9,500	564,775
Workhorse Group, Inc. (a) (b)	40,275	16,690
		10,638,880
BANKS — 5.0%
1st Source Corp.	5,120	215,501
ACNB Corp.	2,600	82,186
Amalgamated Financial Corp. (b)	5,100	87,822
Amerant Bancorp, Inc.	7,400	129,056
American National Bankshares, Inc.	3,800	144,172
Ameris Bancorp	21,159	812,294
Ames National Corp. (b)	5,122	84,974
Arrow Financial Corp. (b)	4,166	70,894
Associated Banc-Corp.	48,530	830,348
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Atlantic Union Bankshares Corp.	23,607	$679,410
Axos Financial, Inc. (a)	18,432	697,836
Banc of California, Inc.	15,454	191,321
BancFirst Corp.	7,052	611,620
Bancorp, Inc. (a)	16,800	579,600
Bank First Corp. (b)	2,700	208,305
Bank of Hawaii Corp. (b)	12,526	622,417
Bank of Marin Bancorp (b)	5,144	94,032
Bank of NT Butterfield & Son Ltd.	15,696	425,048
Bank OZK	34,728	1,287,367
Bank7 Corp.	1,100	24,761
BankUnited, Inc.	25,327	574,923
Bankwell Financial Group, Inc.	1,842	44,705
Banner Corp.	10,500	444,990
Bar Harbor Bankshares	4,380	103,499
BayCom Corp.	3,600	69,156
BCB Bancorp, Inc.	5,000	55,700
Berkshire Hills Bancorp, Inc.	12,816	256,961
Blue Foundry Bancorp (a) (b)	10,806	90,446
Blue Ridge Bankshares, Inc. (b)	6,200	28,024
BOK Financial Corp.	9,108	728,458
Bridgewater Bancshares, Inc. (a)	5,850	55,458
Brookline Bancorp, Inc.	26,522	241,615
Burke & Herbert Financial Services Corp. (b)	2,000	92,930
Business First Bancshares, Inc.	7,200	135,072
Byline Bancorp, Inc.	6,700	132,057
C&F Financial Corp.	1,986	106,450
Cadence Bank	58,245	1,235,959
Cambridge Bancorp (b)	2,591	161,393
Camden National Corp.	5,002	141,156
Capital Bancorp, Inc.	3,300	63,129
Capital City Bank Group, Inc.	4,605	137,367
Capitol Federal Financial, Inc.	36,700	175,059
Capstar Financial Holdings, Inc.	5,000	70,950
Carter Bankshares, Inc. (a) (b)	8,400	105,252
Cathay General Bancorp	21,809	758,081
Central Pacific Financial Corp.	7,254	120,997
Central Valley Community Bancorp	3,100	43,741
Chemung Financial Corp.	2,437	96,530
ChoiceOne Financial Services, Inc. (b)	3,900	76,596
Citizens & Northern Corp. (b)	4,651	81,625
Citizens Financial Services, Inc.	1,300	62,296
City Holding Co.	4,995	451,298
Civista Bancshares, Inc.	6,500	100,750
CNB Financial Corp. (b)	6,200	112,282
Coastal Financial Corp. (a)	3,713	159,325
Codorus Valley Bancorp, Inc.	4,900	91,336
Colony Bankcorp, Inc.	4,946	49,435
Columbia Banking System, Inc.	67,078	1,361,683
Columbia Financial, Inc. (a) (b)	10,300	161,813
Commerce Bancshares, Inc.	36,987	1,774,636
Security Description	Shares	Value
Community Bank System, Inc.	17,439	$736,100
Community Trust Bancorp, Inc.	4,803	164,551
ConnectOne Bancorp, Inc.	11,234	200,302
CrossFirst Bankshares, Inc. (a)	12,523	126,357
Cullen/Frost Bankers, Inc.	19,072	1,739,557
Customers Bancorp, Inc. (a)	8,902	306,674
CVB Financial Corp.	42,300	700,911
Dime Community Bancshares, Inc.	13,140	262,274
Eagle Bancorp, Inc.	9,700	208,065
East West Bancorp, Inc.	45,833	2,415,857
Eastern Bankshares, Inc.	49,600	621,984
Enterprise Bancorp, Inc.	2,478	67,848
Enterprise Financial Services Corp.	11,214	420,525
Equity Bancshares, Inc. Class A	5,300	127,571
Esquire Financial Holdings, Inc.	2,000	91,380
ESSA Bancorp, Inc.	2,700	40,527
Evans Bancorp, Inc.	3,988	106,878
Farmers & Merchants Bancorp, Inc. (b)	3,500	61,355
Farmers National Banc Corp.	17,466	201,907
FB Financial Corp.	10,883	308,642
Fidelity D&D Bancorp, Inc.	1,400	63,560
Financial Institutions, Inc.	3,780	63,617
First BanCorp (c)	55,900	752,414
First BanCorp (c)	12,514	352,144
First Bancorp, Inc.	3,000	70,500
First Bancshares, Inc.	9,800	264,306
First Bank	4,400	47,432
First Busey Corp.	16,588	318,821
First Business Financial Services, Inc.	3,073	92,221
First Citizens BancShares, Inc. Class A	3,528	4,868,993
First Commonwealth Financial Corp.	33,406	407,887
First Community Bankshares, Inc.	5,400	159,030
First Community Corp.	4,492	77,577
First Financial Bancorp	29,391	576,064
First Financial Bankshares, Inc.	42,202	1,060,114
First Financial Corp.	3,600	121,716
First Foundation, Inc.	18,450	112,176
First Hawaiian, Inc.	41,100	741,855
First Horizon Corp.	180,300	1,986,906
First Interstate BancSystem, Inc. Class A	27,032	674,178
First Merchants Corp.	18,620	518,008
First Mid Bancshares, Inc.	6,500	172,640
First of Long Island Corp.	5,650	65,032
First Western Financial, Inc. (a) (b)	3,100	56,265
Five Star Bancorp	3,200	64,192
Flushing Financial Corp.	9,000	118,170
FNB Corp.	115,198	1,242,986
FS Bancorp, Inc.	2,000	59,000

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Fulton Financial Corp.	50,592	$612,669
FVCBankcorp, Inc. (a) (b)	5,524	70,762
German American Bancorp, Inc.	8,425	228,233
Glacier Bancorp, Inc. (b)	35,908	1,023,378
Great Southern Bancorp, Inc.	2,768	132,643
Greene County Bancorp, Inc.	2,000	48,100
Guaranty Bancshares, Inc.	2,765	79,328
Hancock Whitney Corp.	27,620	1,021,664
Hanmi Financial Corp.	7,700	124,971
HarborOne Bancorp, Inc.	13,963	132,928
HBT Financial, Inc. (b)	5,200	94,848
Heartland Financial USA, Inc.	13,500	397,305
Heritage Commerce Corp.	19,166	162,336
Heritage Financial Corp.	10,600	172,886
Hilltop Holdings, Inc.	14,400	408,384
Hingham Institution For Savings The (b)	368	68,724
Home Bancorp, Inc.	2,473	78,815
Home BancShares, Inc.	61,023	1,277,822
HomeStreet, Inc.	7,974	62,117
HomeTrust Bancshares, Inc.	3,709	80,374
Hope Bancorp, Inc.	36,721	324,981
Horizon Bancorp, Inc.	14,840	158,491
Independent Bank Corp. (c)	14,365	705,178
Independent Bank Corp. (c)	7,118	130,544
Independent Bank Group, Inc.	11,672	461,628
International Bancshares Corp.	17,050	738,947
John Marshall Bancorp, Inc. (b)	3,800	67,830
Kearny Financial Corp.	15,851	109,847
Lakeland Bancorp, Inc.	17,400	219,588
Lakeland Financial Corp.	8,228	390,501
LCNB Corp.	5,800	82,766
Live Oak Bancshares, Inc.	10,590	306,581
Luther Burbank Corp.	3,600	30,240
Macatawa Bank Corp.	8,146	72,988
MainStreet Bancshares, Inc.	2,100	43,134
Mercantile Bank Corp.	4,100	126,731
Metrocity Bankshares, Inc. (b)	5,500	108,240
Metropolitan Bank Holding Corp. (a)	3,500	126,980
Mid Penn Bancorp, Inc.	5,126	103,186
Middlefield Banc Corp.	2,400	60,984
Midland States Bancorp, Inc.	6,702	137,659
MidWestOne Financial Group, Inc.	4,651	94,555
MVB Financial Corp.	3,473	78,420
National Bank Holdings Corp. Class A	11,348	337,717
National Bankshares, Inc.	1,800	45,072
NBT Bancorp, Inc.	14,600	462,674
New York Community Bancorp, Inc.	232,625	2,637,968
Nicolet Bankshares, Inc. (b)	3,916	273,259
Northeast Bank (b)	1,900	83,790
Northeast Community Bancorp, Inc. (b)	7,200	106,272
Northfield Bancorp, Inc.	12,780	120,771
Security Description	Shares	Value
Northrim BanCorp, Inc.	1,700	$67,354
Northwest Bancshares, Inc.	41,176	421,231
Norwood Financial Corp. (b)	2,300	59,248
NU Holdings Ltd. Class A (a)	759,000	5,502,750
Oak Valley Bancorp	2,100	52,668
OceanFirst Financial Corp.	17,907	259,114
OFG Bancorp	14,900	444,914
Old National Bancorp	91,495	1,330,337
Old Second Bancorp, Inc.	14,135	192,377
Orange County Bancorp, Inc.	1,600	69,072
Origin Bancorp, Inc.	9,600	277,152
Orrstown Financial Services, Inc.	3,000	63,030
Pacific Premier Bancorp, Inc.	31,101	676,758
PacWest Bancorp	40,489	320,268
Park National Corp. (b)	4,717	445,851
Parke Bancorp, Inc.	3,197	52,079
Pathward Financial, Inc.	8,843	407,574
PCB Bancorp (b)	3,800	58,710
Peapack-Gladstone Financial Corp.	4,500	115,425
Penns Woods Bancorp, Inc.	4,371	92,141
Peoples Bancorp, Inc.	9,914	251,617
Peoples Financial Services Corp.	2,639	105,824
Pinnacle Financial Partners, Inc.	24,489	1,641,743
Pioneer Bancorp, Inc. (a)	3,419	29,198
Plumas Bancorp	1,700	58,038
Ponce Financial Group, Inc. (a) (b)	6,300	49,266
Popular, Inc.	23,510	1,481,365
Preferred Bank	3,977	247,568
Premier Financial Corp.	11,597	197,845
Primis Financial Corp. (b)	6,269	51,092
Princeton Bancorp, Inc. (b)	1,600	46,384
Prosperity Bancshares, Inc.	27,709	1,512,357
Provident Financial Services, Inc.	21,656	331,120
QCR Holdings, Inc.	5,320	258,126
RBB Bancorp	5,000	63,900
Red River Bancshares, Inc. (b)	1,300	59,748
Renasant Corp.	17,132	448,687
Republic Bancorp, Inc. Class A	3,808	167,742
S&T Bancorp, Inc.	12,061	326,612
Sandy Spring Bancorp, Inc.	14,180	303,877
Seacoast Banking Corp. of Florida	26,191	575,154
ServisFirst Bancshares, Inc. (b)	16,300	850,371
Shore Bancshares, Inc. (b)	10,425	109,671
Sierra Bancorp	4,318	81,869
Simmons First National Corp. Class A	41,539	704,501
SmartFinancial, Inc.	5,302	113,304
South Plains Financial, Inc.	4,221	111,603
Southern First Bancshares, Inc. (a)	2,100	56,574

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Southern Missouri Bancorp, Inc. (b)	2,800	$108,332
Southern States Bancshares, Inc.	2,300	51,957
Southside Bancshares, Inc. (b)	8,955	257,009
SouthState Corp.	24,142	1,626,205
Stellar Bancorp, Inc.	15,898	338,945
Sterling Bancorp, Inc. (a)	8,989	52,496
Stock Yards Bancorp, Inc. (b)	8,800	345,752
Summit Financial Group, Inc.	4,115	92,752
Synovus Financial Corp.	46,848	1,302,374
Texas Capital Bancshares, Inc. (a)	15,272	899,521
Third Coast Bancshares, Inc. (a)	4,300	73,530
Timberland Bancorp, Inc.	4,188	113,495
Tompkins Financial Corp.	4,481	219,524
Towne Bank	21,190	485,887
TriCo Bancshares	10,072	322,606
Triumph Financial, Inc. (a)	7,321	474,328
TrustCo Bank Corp.	6,319	172,446
Trustmark Corp.	18,396	399,745
UMB Financial Corp.	13,889	861,812
United Bankshares, Inc.	40,705	1,123,051
United Community Banks, Inc.	37,140	943,727
Unity Bancorp, Inc.	2,295	53,772
Univest Financial Corp.	10,740	186,661
USCB Financial Holdings, Inc. (a)	4,383	46,065
Valley National Bancorp	136,068	1,164,742
Veritex Holdings, Inc.	16,150	289,893
Virginia National Bankshares Corp. (b)	3,135	95,147
Washington Federal, Inc.	20,217	517,960
Washington Trust Bancorp, Inc.	5,023	132,256
Webster Financial Corp.	55,741	2,246,920
WesBanco, Inc.	18,302	446,935
West BanCorp, Inc. (b)	4,100	66,871
Westamerica BanCorp	8,385	362,651
Western Alliance Bancorp	35,883	1,649,542
Wintrust Financial Corp.	19,331	1,459,491
WSFS Financial Corp.	19,624	716,276
		98,518,860
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a)	2,916	1,135,869
Celsius Holdings, Inc. (a)	15,700	2,694,120
Coca-Cola Consolidated, Inc.	1,546	983,751
Duckhorn Portfolio, Inc. (a)	11,700	120,042
MGP Ingredients, Inc.	4,900	516,852
National Beverage Corp. (a)	7,294	342,964
Primo Water Corp.	48,600	670,680
Vita Coco Co., Inc. (a)	9,700	252,588
Zevia PBC Class A (a) (b)	7,700	17,094
		6,733,960
Security Description	Shares	Value
BIOTECHNOLOGY — 5.3%
2seventy bio, Inc. (a) (b)	14,707	$57,651
4D Molecular Therapeutics, Inc. (a)	13,100	166,763
89bio, Inc. (a)	19,000	293,360
Aadi Bioscience, Inc. (a)	3,700	17,909
ACADIA Pharmaceuticals, Inc. (a)	39,389	820,867
ACELYRIN, Inc. (a)	11,300	114,921
Acrivon Therapeutics, Inc. (a)	3,100	29,636
Actinium Pharmaceuticals, Inc. (a) (b)	8,000	47,360
Adicet Bio, Inc. (a) (b)	14,100	19,317
ADMA Biologics, Inc. (a)	76,300	273,154
Aduro Biotech, Inc. (a)	2,090	272
Aerovate Therapeutics, Inc. (a)	2,600	35,282
Agenus, Inc. (a)	104,900	118,537
Agios Pharmaceuticals, Inc. (a)	19,204	475,299
Akero Therapeutics, Inc. (a)	16,700	844,686
Aldeyra Therapeutics, Inc. (a) (b)	14,300	95,524
Alector, Inc. (a) (b)	19,635	127,235
Alkermes PLC (a)	56,362	1,578,700
Allakos, Inc. (a) (b)	20,500	46,535
Allogene Therapeutics, Inc. (a) (b)	21,531	68,253
Allovir, Inc. (a) (b)	14,900	32,035
Alnylam Pharmaceuticals, Inc. (a)	40,666	7,201,949
Alpine Immune Sciences, Inc. (a)	9,200	105,340
Altimmune, Inc. (a)	15,200	39,520
ALX Oncology Holdings, Inc. (a) (b)	6,100	29,280
Amicus Therapeutics, Inc. (a)	91,341	1,110,707
AnaptysBio, Inc. (a)	5,414	97,236
Anavex Life Sciences Corp. (a) (b)	20,800	136,240
Anika Therapeutics, Inc. (a)	4,747	88,437
Annexon, Inc. (a) (b)	14,000	33,040
Apellis Pharmaceuticals, Inc. (a) (b)	32,900	1,251,516
Apogee Therapeutics, Inc. (a)	6,900	146,970
Arbutus Biopharma Corp. (a) (b)	42,200	85,666
Arcellx, Inc. (a)	11,800	423,384
Arcturus Therapeutics Holdings, Inc. (a)	7,835	200,184
Arcus Biosciences, Inc. (a)	16,895	303,265
Arcutis Biotherapeutics, Inc. (a) (b)	15,300	81,243
Ardelyx, Inc. (a) (b)	65,500	267,240
Arrowhead Pharmaceuticals, Inc. (a)	32,461	872,227
ARS Pharmaceuticals, Inc. (a)	7,500	28,350
Astria Therapeutics, Inc. (a) (b)	7,900	58,934
Atara Biotherapeutics, Inc. (a) (b)	30,300	44,844

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Aura Biosciences, Inc. (a)	8,400	$75,348
Aurinia Pharmaceuticals, Inc. (a) (b)	42,100	327,117
Avid Bioservices, Inc. (a) (b)	19,268	181,890
Avidity Biosciences, Inc. (a) (b)	20,800	132,704
Avita Medical, Inc. (a) (b)	7,700	112,497
Beam Therapeutics, Inc. (a) (b)	23,500	565,175
BioAtla, Inc. (a) (b)	13,600	23,120
BioCryst Pharmaceuticals, Inc. (a) (b)	60,230	426,428
Biohaven Ltd. (a)	18,300	475,983
BioMarin Pharmaceutical, Inc. (a)	61,527	5,443,909
Biomea Fusion, Inc. (a)	6,100	83,936
Bioxcel Therapeutics, Inc. (a) (b)	5,512	13,945
Bluebird Bio, Inc. (a) (b)	34,721	105,552
Blueprint Medicines Corp. (a)	19,842	996,465
Bridgebio Pharma, Inc. (a) (b)	36,194	954,436
Cabaletta Bio, Inc. (a) (b)	11,300	171,986
CareDx, Inc. (a)	18,148	127,036
Caribou Biosciences, Inc. (a)	22,700	108,506
Carisma Therapeutics, Inc.	8,200	34,686
Catalyst Pharmaceuticals, Inc. (a)	30,847	360,601
Celcuity, Inc. (a) (b)	5,300	48,442
Celldex Therapeutics, Inc. (a)	14,100	388,032
Century Therapeutics, Inc. (a)	5,600	11,200
Cerevel Therapeutics Holdings, Inc. (a) (b)	18,900	412,587
Chinook Therapeutics, Inc. (a)	17,090	6,665
Cogent Biosciences, Inc. (a) (b)	27,900	272,025
Coherus Biosciences, Inc. (a) (b)	33,017	123,484
Compass Therapeutics, Inc. (a) (b)	28,100	55,357
Crinetics Pharmaceuticals, Inc. (a)	21,200	630,488
Cue Biopharma, Inc. (a) (b)	10,600	24,380
Cullinan Oncology, Inc. (a)	7,300	66,065
Cytokinetics, Inc. (a)	30,696	904,304
Day One Biopharmaceuticals, Inc. (a) (b)	21,400	262,578
Deciphera Pharmaceuticals, Inc. (a)	15,400	195,888
Denali Therapeutics, Inc. (a)	38,832	801,104
Design Therapeutics, Inc. (a) (b)	9,700	22,892
Disc Medicine, Inc. (a) (b)	3,200	150,336
Dynavax Technologies Corp. (a) (b)	39,838	588,407
Dyne Therapeutics, Inc. (a)	13,300	119,168
Eagle Pharmaceuticals, Inc. (a)	3,046	48,035
Editas Medicine, Inc. (a)	28,839	224,944
Emergent BioSolutions, Inc. (a)	15,100	51,340
Enanta Pharmaceuticals, Inc. (a)	6,600	73,722
Security Description	Shares	Value
Entrada Therapeutics, Inc. (a) (b)	6,600	$104,280
EQRx, Inc. (a)	96,100	213,342
Erasca, Inc. (a)	27,800	54,766
Exact Sciences Corp. (a)	58,629	3,999,670
Exelixis, Inc. (a)	104,208	2,276,945
Fate Therapeutics, Inc. (a) (b)	29,489	62,517
Fennec Pharmaceuticals, Inc. (a)	5,600	42,056
FibroGen, Inc. (a) (b)	26,908	23,219
Foghorn Therapeutics, Inc. (a) (b)	8,000	40,000
Genelux Corp. (a)	6,100	149,389
Generation Bio Co. (a) (b)	14,100	53,439
Geron Corp. (a)	154,283	327,080
Graphite Bio, Inc. (a) (b)	8,600	21,328
Gritstone bio, Inc. (a)	27,000	46,440
Gtx, Inc. CVR (a) (b)	85	161
Halozyme Therapeutics, Inc. (a)	41,058	1,568,416
Heron Therapeutics, Inc. (a) (b)	31,817	32,772
HilleVax, Inc. (a)	6,300	84,735
Horizon Therapeutics PLC (a)	73,764	8,533,757
Humacyte, Inc. (a) (b)	18,800	55,084
Icosavax, Inc. (a) (b)	8,300	64,325
Ideaya Biosciences, Inc. (a)	17,000	458,660
IGM Biosciences, Inc. (a) (b)	4,900	40,915
Immuneering Corp. Class A (a) (b)	7,500	57,600
ImmunityBio, Inc. (a) (b)	36,700	62,023
ImmunoGen, Inc. (a)	77,576	1,231,131
Immunovant, Inc. (a)	18,100	694,859
Inhibrx, Inc. (a) (b)	11,600	212,860
Inozyme Pharma, Inc. (a) (b)	10,400	43,680
Insmed, Inc. (a) (b)	42,166	1,064,692
Intellia Therapeutics, Inc. (a)	28,900	913,818
Intercept Pharmaceuticals, Inc. (a)	14,087	261,173
Ionis Pharmaceuticals, Inc. (a)	47,112	2,137,000
Iovance Biotherapeutics, Inc. (a)	76,400	347,620
Ironwood Pharmaceuticals, Inc. (a)	42,678	410,989
iTeos Therapeutics, Inc. (a)	6,800	74,460
Janux Therapeutics, Inc. (a) (b)	4,800	48,384
KalVista Pharmaceuticals, Inc. (a) (b)	7,200	69,336
Karuna Therapeutics, Inc. (a)	11,524	1,948,593
Karyopharm Therapeutics, Inc. (a) (b)	30,200	40,468
Keros Therapeutics, Inc. (a)	6,747	215,094
Kezar Life Sciences, Inc. (a) (b)	22,030	26,216
Kiniksa Pharmaceuticals Ltd. Class A (a)	9,725	168,923
Kodiak Sciences, Inc. (a)	9,135	16,443
Krystal Biotech, Inc. (a)	6,767	784,972
Kura Oncology, Inc. (a)	24,900	227,088
Kymera Therapeutics, Inc. (a) (b)	11,500	159,850

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Larimar Therapeutics, Inc. (a)	7,900	$31,205
Lexicon Pharmaceuticals, Inc. (a) (b)	22,721	24,766
Lineage Cell Therapeutics, Inc. (a) (b)	39,700	46,846
Lyell Immunopharma, Inc. (a) (b)	53,000	77,910
MacroGenics, Inc. (a) (b)	19,234	89,631
Madrigal Pharmaceuticals, Inc. (a)	4,259	621,984
MannKind Corp. (a) (b)	78,600	324,618
MeiraGTx Holdings PLC (a) (b)	13,900	68,249
Merrimack Pharmaceuticals, Inc. (a)	6,700	82,611
Mersana Therapeutics, Inc. (a)	34,600	43,942
MiMedx Group, Inc. (a)	37,700	274,833
Mineralys Therapeutics, Inc. (a)	3,600	34,236
Mirati Therapeutics, Inc. (a)	14,611	636,455
Mirum Pharmaceuticals, Inc. (a)	8,100	255,960
Monte Rosa Therapeutics, Inc. (a) (b)	8,200	39,278
Morphic Holding, Inc. (a) (b)	11,300	258,883
Myriad Genetics, Inc. (a)	25,195	404,128
Natera, Inc. (a)	34,149	1,511,093
Neurocrine Biosciences, Inc. (a)	31,422	3,534,975
Nkarta, Inc. (a) (b)	7,900	10,981
Novavax, Inc. (a) (b)	27,693	200,497
Nurix Therapeutics, Inc. (a) (b)	13,100	102,966
Nuvalent, Inc. Class A (a)	7,400	340,178
Nuvectis Pharma, Inc. (a) (b)	2,100	27,069
Ocean Biomedical, Inc. (a)	2,400	9,360
Olema Pharmaceuticals, Inc. (a)	8,300	102,505
Omega Therapeutics, Inc. (a) (b)	7,500	16,125
Organogenesis Holdings, Inc. (a)	19,798	62,958
ORIC Pharmaceuticals, Inc. (a)	12,000	72,600
Outlook Therapeutics, Inc. (a) (b)	66,500	14,697
Ovid therapeutics, Inc. (a)	18,300	70,272
PDS Biotechnology Corp. (a) (b)	8,600	43,430
PepGen, Inc. (a) (b)	4,200	21,336
PMV Pharmaceuticals, Inc. (a) (b)	11,100	68,154
Point Biopharma Global, Inc. (a)	26,900	179,423
Poseida Therapeutics, Inc. (a)	20,900	49,742
Precigen, Inc. (a) (b)	66,041	93,778
Prelude Therapeutics, Inc. (a)	3,400	10,506
Prime Medicine, Inc. (a) (b)	12,300	117,342
ProKidney Corp. (a) (b)	19,000	87,020
Protagonist Therapeutics, Inc. (a)	18,902	315,285
Protalix BioTherapeutics, Inc. (a)	17,300	28,718
Prothena Corp. PLC (a)	12,900	622,425
PTC Therapeutics, Inc. (a)	23,000	515,430
Rallybio Corp. (a)	10,300	34,711
Security Description	Shares	Value
RAPT Therapeutics, Inc. (a)	10,000	$166,200
Recursion Pharmaceuticals, Inc. Class A (a) (b)	43,600	333,540
REGENXBIO, Inc. (a)	15,600	256,776
Relay Therapeutics, Inc. (a) (b)	27,400	230,434
Reneo Pharmaceuticals, Inc. (a) (b)	4,400	33,506
Replimune Group, Inc. (a)	12,500	213,875
REVOLUTION Medicines, Inc. (a)	33,058	915,046
Rhythm Pharmaceuticals, Inc. (a) (b)	15,800	362,215
Rigel Pharmaceuticals, Inc. (a) (b)	81,889	88,440
Rocket Pharmaceuticals, Inc. (a)	18,500	379,065
Roivant Sciences Ltd. (a)	114,500	1,337,360
Sage Therapeutics, Inc. (a)	16,872	347,226
Sana Biotechnology, Inc. (a) (b)	28,200	109,134
Sangamo Therapeutics, Inc. (a)	44,065	26,430
Sarepta Therapeutics, Inc. (a)	29,452	3,570,172
Savara, Inc. (a) (b)	26,100	98,658
Scholar Rock Holding Corp. (a) (b)	16,100	114,310
Seagen, Inc. (a)	46,138	9,788,177
Selecta Biosciences, Inc. (a) (b)	35,700	37,842
Seres Therapeutics, Inc. (a) (b)	30,746	73,176
Sorrento Therapeutics, Inc. (a)	23,024	2,164
SpringWorks Therapeutics, Inc. (a) (b)	18,100	418,472
Stoke Therapeutics, Inc. (a) (b)	6,300	24,822
Summit Therapeutics, Inc. (a) (b)	35,700	66,759
Sutro Biopharma, Inc. (a)	16,500	57,255
Syndax Pharmaceuticals, Inc. (a)	19,820	287,786
Tango Therapeutics, Inc. (a) (b)	13,600	153,136
Tenaya Therapeutics, Inc. (a)	20,700	52,785
TG Therapeutics, Inc. (a)	43,745	365,708
Tobira Therapeutics, Inc. CVR (a)	200	906
Travere Therapeutics, Inc. (a)	22,398	200,238
Twist Bioscience Corp. (a)	17,812	360,871
Tyra Biosciences, Inc. (a) (b)	4,207	57,930
Ultragenyx Pharmaceutical, Inc. (a)	23,576	840,484
United Therapeutics Corp. (a)	14,621	3,302,445
UroGen Pharma Ltd. (a)	6,000	84,060
Vanda Pharmaceuticals, Inc. (a)	22,551	97,420
Vaxcyte, Inc. (a)	30,400	1,549,792
Vaxxinity, Inc. Class A (a) (b)	13,100	17,947
Vera Therapeutics, Inc. (a)	10,800	148,068
Veracyte, Inc. (a)	23,987	535,630
Vericel Corp. (a)	14,773	495,191
Verve Therapeutics, Inc. (a)	15,400	204,204
Vigil Neuroscience, Inc. (a)	4,900	26,411
Viking Therapeutics, Inc. (a)	30,300	335,421

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Vir Biotechnology, Inc. (a)	24,639	$230,867
Viridian Therapeutics, Inc. (a)	13,000	199,420
Vor BioPharma, Inc. (a)	11,600	24,592
Voyager Therapeutics, Inc. (a)	9,800	75,950
X4 Pharmaceuticals, Inc. (a)	37,900	41,311
Xencor, Inc. (a)	23,585	475,238
XOMA Corp. (a)	2,200	30,998
Y-mAbs Therapeutics, Inc. (a) (b)	12,100	65,945
Zentalis Pharmaceuticals, Inc. (a)	19,400	389,164
Zura Bio Ltd. (a)	3,900	25,740
Zymeworks, Inc. (a)	16,400	103,976
		104,951,998
BROADLINE RETAIL — 0.5%
Big Lots, Inc.	10,449	53,394
ContextLogic, Inc. Class A (a) (b)	7,503	33,088
Coupang, Inc. (a)	360,200	6,123,400
Dillard's, Inc. Class A (b)	1,152	381,093
Kohl's Corp. (b)	35,106	735,822
Macy's, Inc.	88,500	1,027,485
Nordstrom, Inc. (b)	38,300	572,202
Ollie's Bargain Outlet Holdings, Inc. (a)	19,869	1,533,490
Savers Value Village, Inc. (a)	8,600	160,562
		10,620,536
BUILDING PRODUCTS — 2.1%
AAON, Inc.	21,850	1,242,609
Advanced Drainage Systems, Inc.	22,300	2,538,409
American Woodmark Corp. (a)	5,056	382,284
Apogee Enterprises, Inc.	6,909	325,276
Armstrong World Industries, Inc.	14,795	1,065,240
AZEK Co., Inc. (a)	43,492	1,293,452
AZZ, Inc.	8,393	382,553
Builders FirstSource, Inc. (a)	41,141	5,121,643
Carlisle Cos., Inc.	16,138	4,183,938
CSW Industrials, Inc.	4,971	871,118
Fortune Brands Innovations, Inc.	40,600	2,523,696
Gibraltar Industries, Inc. (a)	9,500	641,345
Griffon Corp.	13,700	543,479
Hayward Holdings, Inc. (a) (b)	43,200	609,120
Insteel Industries, Inc.	6,587	213,814
Janus International Group, Inc. (a)	27,600	295,320
JELD-WEN Holding, Inc. (a)	26,609	355,496
Lennox International, Inc.	10,456	3,915,145
Masonite International Corp. (a)	7,093	661,209
Masterbrand, Inc. (a)	43,000	522,450
Owens Corning	29,281	3,994,221
PGT Innovations, Inc. (a)	18,554	514,873
Quanex Building Products Corp.	10,450	294,377
Resideo Technologies, Inc. (a)	47,177	745,397
Security Description	Shares	Value
Simpson Manufacturing Co., Inc.	13,554	$2,030,525
Trex Co., Inc. (a)	35,205	2,169,684
UFP Industries, Inc.	18,910	1,936,384
Zurn Elkay Water Solutions Corp. Class C (b)	47,790	1,339,076
		40,712,133
CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc.	11,839	1,543,095
AlTi Global, Inc. (a) (b)	6,500	45,240
Ares Management Corp. Class A	52,930	5,444,909
Artisan Partners Asset Management, Inc. Class A	19,302	722,281
AssetMark Financial Holdings, Inc. (a)	6,600	165,528
Avantax, Inc. (a)	12,200	312,076
B Riley Financial, Inc. (b)	6,134	251,433
Bakkt Holdings, Inc. (a) (b)	22,900	26,793
BGC Group, Inc. Class A	97,900	516,912
Blue Owl Capital, Inc. (b)	146,500	1,898,640
Brightsphere Investment Group, Inc.	10,573	205,011
Carlyle Group, Inc. (b)	68,940	2,079,230
Cohen & Steers, Inc.	8,609	539,698
Coinbase Global, Inc. Class A (a)	54,900	4,121,892
Diamond Hill Investment Group, Inc.	768	129,462
Donnelley Financial Solutions, Inc. (a)	8,175	460,089
Evercore, Inc. Class A	11,441	1,577,485
Forge Global Holdings, Inc. (a)	33,800	68,614
GCM Grosvenor, Inc. Class A (b)	15,400	119,504
Hamilton Lane, Inc. Class A	11,704	1,058,510
Houlihan Lokey, Inc.	16,600	1,778,192
Interactive Brokers Group, Inc. Class A	32,675	2,828,348
Janus Henderson Group PLC	43,400	1,120,588
Jefferies Financial Group, Inc.	62,919	2,304,723
KKR & Co., Inc.	212,733	13,104,353
Lazard Ltd. Class A	36,002	1,116,422
LPL Financial Holdings, Inc.	25,606	6,085,266
MarketWise, Inc.	11,400	18,240
Moelis & Co. Class A (b)	21,500	970,295
Morningstar, Inc. (b)	8,397	1,966,913
Open Lending Corp. Class A (a)	34,200	250,344
P10, Inc. Class A	13,200	153,780
Patria Investments Ltd. Class A	16,700	243,486
Perella Weinberg Partners (b)	12,000	122,160
Piper Sandler Cos.	5,571	809,522
PJT Partners, Inc. Class A	7,572	601,520
Robinhood Markets, Inc. Class A (a)	216,100	2,119,941

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Sculptor Capital Management, Inc.	7,285	$84,506
SEI Investments Co.	33,206	1,999,997
Silvercrest Asset Management Group, Inc. Class A	2,400	38,088
StepStone Group, Inc. Class A	16,826	531,365
Stifel Financial Corp.	33,016	2,028,503
StoneX Group, Inc. (a)	5,803	562,427
TPG, Inc. (b)	21,800	656,616
Tradeweb Markets, Inc. Class A	37,592	3,014,878
Value Line, Inc.	200	8,744
Victory Capital Holdings, Inc. Class A	8,600	286,724
Virtu Financial, Inc. Class A	28,197	486,962
Virtus Investment Partners, Inc.	2,127	429,633
WisdomTree, Inc.	44,999	314,993
XP, Inc. Class A	109,000	2,512,450
		69,836,381
CHEMICALS — 1.6%
AdvanSix, Inc.	7,700	239,316
American Vanguard Corp.	9,552	104,403
Ashland, Inc.	15,730	1,284,826
Aspen Aerogels, Inc. (a) (b)	16,600	142,760
Avient Corp.	27,846	983,521
Axalta Coating Systems Ltd. (a)	71,200	1,915,280
Balchem Corp.	10,186	1,263,471
Cabot Corp.	17,198	1,191,306
Chase Corp.	2,496	317,566
Chemours Co.	48,143	1,350,411
Core Molding Technologies, Inc. (a)	2,400	68,376
Danimer Scientific, Inc. (a) (b)	27,600	57,132
Ecovyst, Inc. (a)	28,350	278,964
Element Solutions, Inc.	73,100	1,433,491
FutureFuel Corp.	7,000	50,190
Ginkgo Bioworks Holdings, Inc. (a) (b)	509,300	921,833
Hawkins, Inc.	6,196	364,635
HB Fuller Co.	18,299	1,255,494
Huntsman Corp.	56,739	1,384,432
Ingevity Corp. (a)	11,938	568,368
Innospec, Inc.	8,095	827,309
Intrepid Potash, Inc. (a) (b)	3,690	92,840
Koppers Holdings, Inc.	6,630	262,217
Kronos Worldwide, Inc. (b)	5,800	44,950
Livent Corp. (a) (b)	58,842	1,083,281
LSB Industries, Inc. (a)	18,100	185,163
Mativ Holdings, Inc. (b)	16,621	237,016
Minerals Technologies, Inc.	9,992	547,162
NewMarket Corp.	2,023	920,546
Olin Corp.	41,747	2,086,515
Origin Materials, Inc. (a) (b)	42,700	54,656
Orion SA	17,600	374,528
Perimeter Solutions SA (a) (b)	52,000	236,080
PureCycle Technologies, Inc. (a) (b)	36,400	204,204
Security Description	Shares	Value
Quaker Chemical Corp. (b)	4,407	$705,120
Rayonier Advanced Materials, Inc. (a)	21,100	74,694
RPM International, Inc.	41,664	3,950,164
Scotts Miracle-Gro Co. (b)	13,244	684,450
Sensient Technologies Corp.	14,719	860,767
Stepan Co.	6,878	515,644
Trinseo PLC	11,416	93,269
Tronox Holdings PLC (b)	38,569	518,367
Valhi, Inc. (b)	2,100	27,846
Westlake Corp.	10,296	1,283,602
		31,046,165
COMMERCIAL SERVICES & SUPPLIES — 1.2%
ABM Industries, Inc.	21,100	844,211
ACCO Brands Corp.	28,442	163,257
ACV Auctions, Inc. Class A (a)	42,700	648,186
Aris Water Solutions, Inc. Class A (b)	8,700	86,826
BrightView Holdings, Inc. (a)	12,700	98,425
Brink's Co.	14,514	1,054,297
Casella Waste Systems, Inc. Class A (a)	18,300	1,396,290
CECO Environmental Corp. (a)	9,100	145,327
Cimpress PLC (a) (b)	5,533	387,365
Clean Harbors, Inc. (a)	16,453	2,753,574
CompX International, Inc.	300	5,577
CoreCivic, Inc. REIT (a)	35,025	394,031
Deluxe Corp.	13,076	247,006
Driven Brands Holdings, Inc. (a)	23,800	299,642
Ennis, Inc.	8,397	178,184
Enviri Corp. (a)	23,825	172,017
GEO Group, Inc. (a) (b)	36,280	296,770
Healthcare Services Group, Inc.	22,465	234,310
Heritage-Crystal Clean, Inc. (a)	5,934	269,107
HNI Corp.	14,211	492,127
Interface, Inc.	20,462	200,732
LanzaTech Global, Inc. (a) (b)	6,000	28,020
Li-Cycle Holdings Corp. (a) (b)	48,400	171,820
Liquidity Services, Inc. (a)	6,824	120,239
Matthews International Corp. Class A	9,231	359,178
MillerKnoll, Inc.	25,434	621,861
Montrose Environmental Group, Inc. (a)	8,900	260,414
MSA Safety, Inc.	11,873	1,871,779
NL Industries, Inc.	1,831	8,697
OPENLANE, Inc. (a)	35,992	537,001
Performant Financial Corp. (a)	20,700	46,782
Pitney Bowes, Inc.	50,564	152,703
Quad/Graphics, Inc. (a) (b)	8,200	41,246
RB Global, Inc. (b)	59,898	3,743,625
SP Plus Corp. (a)	6,100	220,210
Steelcase, Inc. Class A	28,600	319,462
Stericycle, Inc. (a)	29,894	1,336,561
Tetra Tech, Inc.	17,195	2,614,156
UniFirst Corp.	4,805	783,263

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Viad Corp. (a)	7,954	$208,395
VSE Corp. (b)	4,380	220,927
		24,033,600
COMMUNICATIONS EQUIPMENT — 0.5%
ADTRAN Holdings, Inc. (b)	24,537	201,940
Aviat Networks, Inc. (a)	3,200	99,840
Calix, Inc. (a)	19,000	870,960
Cambium Networks Corp. (a)	4,300	31,519
Ciena Corp. (a)	47,797	2,258,886
Clearfield, Inc. (a) (b)	4,600	131,836
CommScope Holding Co., Inc. (a)	66,955	224,969
Comtech Telecommunications Corp.	7,198	62,982
Digi International, Inc. (a)	10,770	290,790
DZS, Inc. (a)	8,960	18,816
Extreme Networks, Inc. (a)	40,900	990,189
Harmonic, Inc. (a) (b)	34,200	329,346
Infinera Corp. (a) (b)	59,500	248,710
KVH Industries, Inc. (a)	5,800	29,580
Lumentum Holdings, Inc. (a)	22,182	1,002,183
NETGEAR, Inc. (a)	11,189	140,870
NetScout Systems, Inc. (a)	21,607	605,428
Ribbon Communications, Inc. (a)	27,000	72,360
Ubiquiti, Inc. (b)	1,507	218,967
Viasat, Inc. (a) (b)	38,611	712,759
Viavi Solutions, Inc. (a)	73,058	667,750
		9,210,680
CONSTRUCTION & ENGINEERING — 1.3%
AECOM	42,104	3,496,316
Ameresco, Inc. Class A (a) (b)	10,600	408,736
API Group Corp. (a) (b)	66,423	1,722,348
Arcosa, Inc.	15,586	1,120,633
Argan, Inc.	5,088	231,606
Bowman Consulting Group Ltd. (a)	3,100	86,893
Comfort Systems USA, Inc.	11,325	1,929,893
Concrete Pumping Holdings, Inc. (a)	8,456	72,553
Construction Partners, Inc. Class A (a)	13,298	486,175
Dycom Industries, Inc. (a)	9,352	832,328
EMCOR Group, Inc.	15,353	3,230,118
Eneti, Inc.	10,300	103,824
Fluor Corp. (a)	45,309	1,662,840
Granite Construction, Inc.	14,279	542,888
Great Lakes Dredge & Dock Corp. (a) (b)	21,250	169,363
IES Holdings, Inc. (a)	2,600	171,262
INNOVATE Corp. (a) (b)	14,100	22,842
Limbach Holdings, Inc. (a)	2,800	88,844
MasTec, Inc. (a)	20,153	1,450,411
MDU Resources Group, Inc.	64,237	1,257,760
MYR Group, Inc. (a)	5,148	693,745
Security Description	Shares	Value
Northwest Pipe Co. (a) (b)	4,001	$120,710
Primoris Services Corp.	16,354	535,266
Sterling Infrastructure, Inc. (a)	9,700	712,756
Tutor Perini Corp. (a)	12,100	94,743
Valmont Industries, Inc.	6,774	1,627,183
WillScot Mobile Mini Holdings Corp. (a)	64,013	2,662,301
		25,534,337
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	11,244	1,872,351
Knife River Corp. (a)	17,984	878,158
Summit Materials, Inc. Class A (a)	37,963	1,182,168
U.S. Lime & Minerals, Inc.	781	156,981
		4,089,658
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	88,212	2,353,496
Atlanticus Holdings Corp. (a)	1,000	30,310
Bread Financial Holdings, Inc.	16,610	568,062
Consumer Portfolio Services, Inc. (a)	2,200	19,954
Credit Acceptance Corp. (a)	2,109	970,393
Encore Capital Group, Inc. (a)	7,151	341,532
Enova International, Inc. (a)	9,800	498,526
FirstCash Holdings, Inc.	11,815	1,185,990
Green Dot Corp. Class A (a)	16,600	231,238
LendingClub Corp. (a)	33,006	201,337
LendingTree, Inc. (a)	3,736	57,908
Navient Corp.	28,504	490,839
Nelnet, Inc. Class A	4,742	423,555
NerdWallet, Inc. Class A (a)	10,300	91,567
OneMain Holdings, Inc.	37,444	1,501,130
OppFi, Inc. (a)	7,300	18,396
PRA Group, Inc. (a) (b)	11,972	229,982
PROG Holdings, Inc. (a)	14,674	487,323
Regional Management Corp.	3,000	83,040
SLM Corp.	77,612	1,057,075
SoFi Technologies, Inc. (a) (b)	299,700	2,394,603
Upstart Holdings, Inc. (a) (b)	23,703	676,484
World Acceptance Corp. (a) (b)	1,428	181,442
		14,094,182
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Albertsons Cos., Inc. Class A	136,600	3,107,650
Andersons, Inc.	9,885	509,176
BJ's Wholesale Club Holdings, Inc. (a)	42,800	3,054,636
Casey's General Stores, Inc.	11,975	3,251,452
Chefs' Warehouse, Inc. (a)	10,400	220,272
Grocery Outlet Holding Corp. (a)	30,745	886,993
HF Foods Group, Inc. (a) (b)	10,300	40,891
Ingles Markets, Inc. Class A	4,356	328,137
Natural Grocers by Vitamin Cottage, Inc. Class C	3,000	38,730

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Performance Food Group Co. (a)	49,794	$2,930,875
PriceSmart, Inc.	8,391	624,542
SpartanNash Co.	10,409	228,998
Sprouts Farmers Market, Inc. (a) (b)	32,175	1,377,090
U.S. Foods Holding Corp. (a)	73,654	2,924,064
United Natural Foods, Inc. (a)	19,899	281,372
Village Super Market, Inc. Class A	7,679	173,853
Weis Markets, Inc.	5,415	341,145
		20,319,876
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	21,375	2,672,730
Ardagh Group SA (a) (b)	3,500	27,388
Ardagh Metal Packaging SA (b)	58,100	181,853
Berry Global Group, Inc.	38,287	2,370,348
Crown Holdings, Inc.	34,910	3,088,837
Graphic Packaging Holding Co.	98,167	2,187,161
Greif, Inc. Class A	7,600	507,756
Greif, Inc. Class B	1,542	102,636
Myers Industries, Inc.	11,495	206,105
O-I Glass, Inc. (a)	48,828	816,892
Pactiv Evergreen, Inc.	12,300	99,999
Ranpak Holdings Corp. (a)	12,400	67,456
Silgan Holdings, Inc.	27,168	1,171,212
Sonoco Products Co.	31,278	1,699,959
TriMas Corp.	12,706	314,601
		15,514,933
DISTRIBUTORS — 0.0% (d)
Weyco Group, Inc. (b)	1,400	35,490
DIVERSIFIED CONSUMER SERVICES — 0.8%
2U, Inc. (a) (b)	23,627	58,359
ADT, Inc.	66,049	396,294
Adtalem Global Education, Inc. (a)	14,674	628,781
Bright Horizons Family Solutions, Inc. (a)	18,702	1,523,465
Carriage Services, Inc.	4,796	135,487
Chegg, Inc. (a)	38,657	344,820
Coursera, Inc. (a)	42,400	792,456
Duolingo, Inc. (a) (b)	9,300	1,542,591
European Wax Center, Inc. Class A (a) (b)	9,600	155,520
Frontdoor, Inc. (a)	26,311	804,853
Graham Holdings Co. Class B	1,203	701,349
Grand Canyon Education, Inc. (a)	9,678	1,131,165
H&R Block, Inc.	49,126	2,115,366
Laureate Education, Inc.	42,970	605,877
Lincoln Educational Services Corp. (a)	7,300	61,685
Mister Car Wash, Inc. (a) (b)	26,200	144,362
Nerdy, Inc. (a)	17,300	64,010
OneSpaWorld Holdings Ltd. (a)	27,100	304,062
Security Description	Shares	Value
Perdoceo Education Corp.	21,212	$362,725
Rover Group, Inc. (a)	27,800	174,028
Service Corp. International	47,283	2,701,751
Strategic Education, Inc.	7,546	567,836
Stride, Inc. (a)	13,605	612,633
Udemy, Inc. (a)	28,600	271,700
Universal Technical Institute, Inc. (a)	9,600	80,448
WW International, Inc. (a) (b)	17,500	193,725
		16,475,348
DIVERSIFIED REITs — 0.4%
Alexander & Baldwin, Inc. REIT	21,138	353,639
Alpine Income Property Trust, Inc. REIT (b)	4,000	65,440
American Assets Trust, Inc. REIT	14,217	276,521
Armada Hoffler Properties, Inc. REIT	23,600	241,664
Broadstone Net Lease, Inc. REIT	61,019	872,572
CTO Realty Growth, Inc. REIT (b)	9,035	146,457
Empire State Realty Trust, Inc. Class A REIT	41,124	330,637
Essential Properties Realty Trust, Inc. REIT (b)	53,213	1,150,997
Gladstone Commercial Corp. REIT (b)	13,830	168,173
Global Net Lease, Inc. REIT	65,874	633,049
NexPoint Diversified Real Estate Trust REIT (b)	9,508	82,815
One Liberty Properties, Inc. REIT	3,938	74,310
Star Holdings (a) (b)	5,029	62,963
WP Carey, Inc. REIT	69,767	3,772,999
		8,232,236
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Anterix, Inc. (a)	5,707	179,086
AST SpaceMobile, Inc. (a) (b)	29,300	111,340
ATN International, Inc.	3,557	112,259
Bandwidth, Inc. Class A (a)	6,602	74,404
Charge Enterprises, Inc. (a)	54,700	27,197
Cogent Communications Holdings, Inc.	13,496	835,402
Consolidated Communications Holdings, Inc. (a)	20,249	69,252
EchoStar Corp. Class A (a)	10,941	183,262
Frontier Communications Parent, Inc. (a)	79,200	1,239,480
GCI Liberty, Inc. (a) (e)	16,346	—
Globalstar, Inc. (a) (b)	220,400	288,724
IDT Corp. Class B (a)	4,700	103,635
Iridium Communications, Inc.	40,575	1,845,757
Liberty Latin America Ltd. Class A (a)	18,488	150,862

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Liberty Latin America Ltd. Class C (a) (b)	44,300	$361,488
Lumen Technologies, Inc. (a) (b)	338,000	479,960
Ooma, Inc. (a)	6,500	84,565
		6,146,673
ELECTRIC UTILITIES — 0.5%
ALLETE, Inc.	18,462	974,793
Avangrid, Inc. (b)	23,309	703,232
Genie Energy Ltd. Class B	6,100	89,853
Hawaiian Electric Industries, Inc.	34,883	429,410
IDACORP, Inc.	16,338	1,530,054
MGE Energy, Inc.	11,662	798,964
OGE Energy Corp.	64,438	2,147,718
Otter Tail Corp. (b)	13,176	1,000,322
PNM Resources, Inc.	27,654	1,233,645
Portland General Electric Co.	31,058	1,257,228
		10,165,219
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc. (b)	10,182	1,734,096
Allient, Inc.	4,343	134,286
Array Technologies, Inc. (a)	48,900	1,085,091
Atkore, Inc. (a)	12,500	1,864,875
Babcock & Wilcox Enterprises, Inc. (a) (b)	16,500	69,465
Blink Charging Co. (a) (b)	21,000	64,260
Bloom Energy Corp. Class A (a) (b)	60,576	803,238
ChargePoint Holdings, Inc. (a) (b)	100,400	498,988
Dragonfly Energy Holdings Corp. (a)	6,000	9,240
Encore Wire Corp.	5,134	936,750
Energy Vault Holdings, Inc. (a) (b)	31,900	81,345
EnerSys	12,841	1,215,657
Enovix Corp. (a) (b)	43,500	545,925
Eos Energy Enterprises, Inc. (a) (b)	33,100	71,165
ESS Tech, Inc. (a) (b)	25,600	48,128
Fluence Energy, Inc. (a) (b)	12,400	285,076
FTC Solar, Inc. (a) (b)	15,400	19,712
FuelCell Energy, Inc. (a) (b)	129,877	166,243
GrafTech International Ltd. (b)	64,050	245,311
Hubbell, Inc.	17,347	5,436,723
LSI Industries, Inc.	8,100	128,628
NEXTracker, Inc. Class A (a)	16,200	650,592
NuScale Power Corp. (a) (b)	15,300	74,970
nVent Electric PLC	53,300	2,824,367
Plug Power, Inc. (a) (b)	174,088	1,323,069
Powell Industries, Inc.	2,735	226,731
Preformed Line Products Co.	800	130,064
Regal Rexnord Corp.	21,445	3,064,062
Sensata Technologies Holding PLC	49,847	1,885,213
SES AI Corp. (a) (b)	38,400	87,168
Security Description	Shares	Value
Shoals Technologies Group, Inc. Class A (a)	55,500	$1,012,875
SKYX Platforms Corp. (a) (b)	17,500	24,850
Stem, Inc. (a) (b)	48,400	205,216
SunPower Corp. (a) (b)	29,555	182,354
Sunrun, Inc. (a) (b)	68,089	855,198
Thermon Group Holdings, Inc. (a)	11,780	323,597
TPI Composites, Inc. (a) (b)	13,100	34,715
Vertiv Holdings Co.	112,900	4,199,880
Vicor Corp. (a)	6,776	399,039
		32,948,162
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
908 Devices, Inc. (a) (b)	10,400	69,264
Advanced Energy Industries, Inc. (b)	12,154	1,253,321
Aeva Technologies, Inc. (a) (b)	31,500	24,094
Akoustis Technologies, Inc. (a) (b)	20,000	15,058
Arlo Technologies, Inc. (a)	28,817	296,815
Arrow Electronics, Inc. (a)	18,894	2,366,285
Avnet, Inc.	28,997	1,397,365
Badger Meter, Inc.	9,376	1,348,925
Bel Fuse, Inc. Class B	3,200	152,704
Belden, Inc.	13,963	1,348,128
Benchmark Electronics, Inc.	10,031	243,352
Climb Global Solutions, Inc.	1,300	55,913
Cognex Corp.	56,171	2,383,897
Coherent Corp. (a)	38,614	1,260,361
CTS Corp.	11,187	466,945
Daktronics, Inc. (a)	12,000	107,040
ePlus, Inc. (a)	8,236	523,151
Evolv Technologies Holdings, Inc. (a)	35,500	172,530
Fabrinet (a)	11,700	1,949,454
FARO Technologies, Inc. (a)	6,088	92,720
Insight Enterprises, Inc. (a) (b)	9,178	1,335,399
IPG Photonics Corp. (a)	9,700	984,938
Iteris, Inc. (a)	13,100	54,234
Itron, Inc. (a)	14,699	890,465
Jabil, Inc.	41,167	5,223,681
Kimball Electronics, Inc. (a)	8,044	220,245
Knowles Corp. (a)	27,668	409,763
Lightwave Logic, Inc. (a) (b)	38,500	172,095
Littelfuse, Inc.	7,899	1,953,581
Luna Innovations, Inc. (a)	9,900	58,014
Methode Electronics, Inc.	12,180	278,313
MicroVision, Inc. (a) (b)	56,200	123,078
Mirion Technologies, Inc. (a) (b)	63,400	473,598
Napco Security Technologies, Inc.	10,456	232,646
National Instruments Corp.	42,782	2,550,663
nLight, Inc. (a)	14,688	152,755
Novanta, Inc. (a)	11,326	1,624,601
OSI Systems, Inc. (a)	5,139	606,608

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
PAR Technology Corp. (a) (b)	8,900	$343,006
PC Connection, Inc.	3,660	195,371
Plexus Corp. (a)	8,900	827,522
Richardson Electronics Ltd.	3,700	40,441
Rogers Corp. (a)	5,695	748,722
Sanmina Corp. (a)	18,375	997,395
ScanSource, Inc. (a)	7,909	239,722
SmartRent, Inc. (a) (b)	58,900	153,729
TD SYNNEX Corp.	13,284	1,326,540
TTM Technologies, Inc. (a)	32,500	418,600
Vishay Intertechnology, Inc.	40,845	1,009,688
Vishay Precision Group, Inc. (a)	3,900	130,962
Vontier Corp.	49,700	1,536,724
Vuzix Corp. (a) (b)	22,700	82,401
		40,922,822
ENERGY EQUIPMENT & SERVICES — 1.4%
Archrock, Inc.	46,142	581,389
Atlas Energy Solutions, Inc. Class A	5,000	111,150
Borr Drilling Ltd. (a)	69,400	492,740
Bristow Group, Inc. (a)	6,933	195,303
Cactus, Inc. Class A	20,743	1,041,506
ChampionX Corp.	62,100	2,212,002
Core Laboratories, Inc. (b)	14,400	345,744
Diamond Offshore Drilling, Inc. (a)	32,600	478,568
DMC Global, Inc. (a)	6,000	146,820
Dril-Quip, Inc. (a)	10,275	289,447
Expro Group Holdings NV (a)	28,783	668,629
Forum Energy Technologies, Inc. (a)	3,000	72,060
Helix Energy Solutions Group, Inc. (a)	47,709	532,910
Helmerich & Payne, Inc. (b)	31,500	1,328,040
KLX Energy Services Holdings, Inc. (a)	3,900	46,215
Kodiak Gas Services, Inc. (a)	4,800	85,824
Liberty Energy, Inc.	53,100	983,412
Mammoth Energy Services, Inc. (a) (b)	7,200	33,408
Nabors Industries Ltd. (a)	2,927	360,431
Newpark Resources, Inc. (a)	28,900	199,699
Noble Corp. PLC (b)	35,400	1,793,010
NOV, Inc.	126,400	2,641,760
Oceaneering International, Inc. (a)	31,881	819,979
Oil States International, Inc. (a)	20,666	172,974
Patterson-UTI Energy, Inc.	113,150	1,565,996
ProFrac Holding Corp. Class A (a) (b)	9,000	97,920
ProPetro Holding Corp. (a)	30,499	324,204
Ranger Energy Services, Inc.	6,100	86,498
RPC, Inc. (b)	28,110	251,303
SEACOR Marine Holdings, Inc. (a)	7,400	102,712
Seadrill Ltd. (a)	16,500	739,035
Security Description	Shares	Value
Select Water Solutions, Inc. Class A	28,492	$226,511
Solaris Oilfield Infrastructure, Inc. Class A	11,200	119,392
TechnipFMC PLC	143,500	2,918,790
TETRA Technologies, Inc. (a)	41,200	262,856
Tidewater, Inc. (a)	15,625	1,110,469
U.S. Silica Holdings, Inc. (a)	23,488	329,772
Valaris Ltd. (a)	19,600	1,469,608
Weatherford International PLC (a)	22,800	2,059,524
		27,297,610
ENTERTAINMENT — 1.3%
AMC Entertainment Holdings, Inc. Class A (a) (b)	19,175	153,208
Atlanta Braves Holdings, Inc. Class A (a)	4,938	192,928
Atlanta Braves Holdings, Inc. Class C (a)	14,257	509,403
Cinemark Holdings, Inc. (a) (b)	34,038	624,597
IMAX Corp. (a)	14,333	276,914
Liberty Media Corp.-Liberty Formula One Class A (a)	7,801	441,069
Liberty Media Corp.-Liberty Formula One Class C (a)	63,386	3,948,948
Liberty Media Corp.-Liberty Live Class A (a) (b)	7,359	234,899
Liberty Media Corp.-Liberty Live Class C (a)	14,933	479,349
Lions Gate Entertainment Corp. Class A (a) (b)	17,124	145,212
Lions Gate Entertainment Corp. Class B (a)	37,089	291,890
Loop Media, Inc. (a)	11,200	5,566
Madison Square Garden Entertainment Corp. (a)	13,426	441,850
Madison Square Garden Sports Corp.	6,073	1,070,670
Marcus Corp. (b)	6,137	95,123
Playstudios, Inc. (a)	24,300	77,274
Playtika Holding Corp. (a)	7,281	70,116
Reservoir Media, Inc. (a) (b)	6,200	37,820
ROBLOX Corp. Class A (a) (b)	152,100	4,404,816
Roku, Inc. (a)	40,423	2,853,460
Skillz, Inc. (a) (b)	248	1,265
Sphere Entertainment Co. (a) (b)	8,126	301,962
Spotify Technology SA (a)	46,256	7,153,028
TKO Group Holdings, Inc. (b)	13,942	1,171,964
Vivid Seats, Inc. Class A (a)	7,500	48,150
		25,031,481
FINANCIAL SERVICES — 3.0%
Acacia Research Corp. (a) (b)	11,700	42,705
Affirm Holdings, Inc. (a) (b)	71,700	1,525,059
Alerus Financial Corp.	5,605	101,899
A-Mark Precious Metals, Inc. (b)	5,800	170,114

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Apollo Global Management, Inc.	171,805	$15,421,217
AvidXchange Holdings, Inc. (a) (b)	45,600	432,288
Banco Latinoamericano de Comercio Exterior SA Class E	8,900	188,680
Block, Inc. (a)	178,737	7,910,900
Cannae Holdings, Inc. (a)	22,000	410,080
Cantaloupe, Inc. (a) (b)	20,700	129,375
Cass Information Systems, Inc.	3,836	142,891
Compass Diversified Holdings (b)	19,300	362,261
Corebridge Financial, Inc.	50,500	997,375
Enact Holdings, Inc.	9,000	245,070
Equitable Holdings, Inc.	116,946	3,320,097
Essent Group Ltd.	33,644	1,591,025
Euronet Worldwide, Inc. (a)	15,512	1,231,342
EVERTEC, Inc.	21,300	791,934
Federal Agricultural Mortgage Corp. Class C	2,932	452,408
Finance of America Cos., Inc. Class A (a)	15,900	20,352
Flywire Corp. (a)	31,200	994,968
I3 Verticals, Inc. Class A (a) (b)	6,600	139,524
International Money Express, Inc. (a)	9,800	165,914
Jackson Financial, Inc. Class A (b)	26,700	1,020,474
Marqeta, Inc. Class A (a)	156,400	935,272
Merchants Bancorp	4,550	126,126
MGIC Investment Corp.	91,789	1,531,958
Mr Cooper Group, Inc. (a)	21,360	1,144,041
NMI Holdings, Inc. Class A (a)	25,665	695,265
Ocwen Financial Corp. (a)	2,000	51,760
Pagseguro Digital Ltd. Class A (a) (b)	65,600	564,816
Payoneer Global, Inc. (a)	89,200	545,904
Paysafe Ltd. (a) (b)	10,117	121,303
Paysign, Inc. (a) (b)	10,000	19,500
PennyMac Financial Services, Inc.	8,397	559,240
Priority Technology Holdings, Inc. (a)	6,265	20,299
Radian Group, Inc.	50,654	1,271,922
Remitly Global, Inc. (a)	42,900	1,081,938
Repay Holdings Corp. (a)	24,200	183,678
Rocket Cos., Inc. Class A (a) (b)	41,400	338,652
Security National Financial Corp. Class A (a)	3,885	30,458
Shift4 Payments, Inc. Class A (a) (b)	17,600	974,512
StoneCo Ltd. Class A (a) (b)	94,760	1,011,089
SWK Holdings Corp. (a)	1,400	22,050
TFS Financial Corp. (b)	17,417	205,869
Toast, Inc. Class A (a) (b)	116,800	2,187,664
UWM Holdings Corp. (b)	28,600	138,710
Velocity Financial, Inc. (a) (b)	1,900	21,470
Security Description	Shares	Value
Voya Financial, Inc.	31,562	$2,097,295
Walker & Dunlop, Inc.	10,340	767,642
Waterstone Financial, Inc.	7,200	78,840
Western Union Co.	121,700	1,604,006
WEX, Inc. (a)	13,857	2,606,363
		58,745,594
FOOD PRODUCTS — 0.9%
Alico, Inc. (b)	1,600	39,936
B&G Foods, Inc.	22,100	218,569
Benson Hill, Inc. (a) (b)	50,900	16,873
Beyond Meat, Inc. (a) (b)	18,662	179,528
BRC, Inc. Class A (a) (b)	9,900	35,541
Calavo Growers, Inc.	5,381	135,763
Cal-Maine Foods, Inc.	12,662	613,094
Darling Ingredients, Inc. (a)	51,305	2,678,121
Dole PLC (b)	22,000	254,760
Flowers Foods, Inc.	60,831	1,349,232
Forafric Global PLC (a)	3,800	42,902
Fresh Del Monte Produce, Inc.	10,547	272,534
Freshpet, Inc. (a)	14,842	977,791
Hain Celestial Group, Inc. (a)	29,601	306,962
Hostess Brands, Inc. (a)	42,400	1,412,344
Ingredion, Inc.	21,257	2,091,689
J & J Snack Foods Corp.	4,791	784,047
John B Sanfilippo & Son, Inc.	2,770	273,676
Lancaster Colony Corp.	6,266	1,034,078
Limoneira Co.	5,400	82,728
Mission Produce, Inc. (a) (b)	15,300	148,104
Pilgrim's Pride Corp. (a)	12,721	290,420
Post Holdings, Inc. (a) (b)	17,213	1,475,843
Seaboard Corp.	79	296,487
Seneca Foods Corp. Class A (a) (b)	2,249	121,064
Simply Good Foods Co. (a)	28,500	983,820
Sovos Brands, Inc. (a)	16,800	378,840
SunOpta, Inc. (a) (b)	29,600	99,752
TreeHouse Foods, Inc. (a)	15,981	696,452
Utz Brands, Inc. (b)	21,300	286,059
Vital Farms, Inc. (a)	10,000	115,800
Westrock Coffee Co. (a) (b)	8,700	77,082
		17,769,891
GAS UTILITIES — 0.5%
Brookfield Infrastructure Corp. Class A (b)	34,872	1,232,376
Chesapeake Utilities Corp.	5,721	559,228
National Fuel Gas Co.	28,770	1,493,451
New Jersey Resources Corp.	30,444	1,236,940
Northwest Natural Holding Co.	11,682	445,785
ONE Gas, Inc.	17,621	1,203,162
RGC Resources, Inc.	2,200	38,060
Southwest Gas Holdings, Inc.	19,739	1,192,433
Spire, Inc.	16,139	913,144
UGI Corp.	70,935	1,631,505
		9,946,084

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
GROUND TRANSPORTATION — 2.6%
ArcBest Corp.	7,767	$789,516
Avis Budget Group, Inc. (a) (b)	6,672	1,198,892
Covenant Logistics Group, Inc.	2,645	115,983
Daseke, Inc. (a)	13,564	69,583
FTAI Infrastructure, Inc. (b)	30,500	98,210
Heartland Express, Inc.	13,955	204,999
Hertz Global Holdings, Inc. (a) (b)	44,300	542,675
Knight-Swift Transportation Holdings, Inc.	50,316	2,523,347
Landstar System, Inc.	11,758	2,080,461
Lyft, Inc. Class A (a) (b)	110,810	1,167,937
Marten Transport Ltd.	17,548	345,871
PAM Transportation Services, Inc. (a)	2,700	58,185
RXO, Inc. (a)	37,890	747,570
Ryder System, Inc.	14,339	1,533,556
Saia, Inc. (a)	8,555	3,410,451
Schneider National, Inc. Class B	20,800	575,952
TuSimple Holdings, Inc. Class A (a)	60,500	94,380
Uber Technologies, Inc. (a)	637,972	29,340,332
U-Haul Holding Co. (a) (b) (c)	6,044	329,821
U-Haul Holding Co. (c)	28,996	1,519,101
Universal Logistics Holdings, Inc. (b)	2,829	71,234
Werner Enterprises, Inc.	19,900	775,105
XPO, Inc. (a)	36,690	2,739,275
		50,332,436
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Accuray, Inc. (a) (b)	28,700	78,064
Alphatec Holdings, Inc. (a) (b)	26,500	343,705
AngioDynamics, Inc. (a)	12,497	91,353
Artivion, Inc. (a)	14,492	219,699
AtriCure, Inc. (a)	14,700	643,860
Atrion Corp.	468	193,364
Avanos Medical, Inc. (a)	15,800	319,476
Axogen, Inc. (a)	14,400	72,000
Axonics, Inc. (a) (b)	15,963	895,844
Beyond Air, Inc. (a) (b)	7,900	18,249
Butterfly Network, Inc. (a) (b)	39,200	46,256
Cerus Corp. (a) (b)	54,809	88,791
ClearPoint Neuro, Inc. (a) (b)	7,100	35,571
CONMED Corp.	10,100	1,018,585
Cutera, Inc. (a) (b)	5,700	34,314
CVRx, Inc. (a)	3,400	51,578
Embecta Corp.	18,300	275,415
Enovis Corp. (a)	17,075	900,365
Envista Holdings Corp. (a)	51,968	1,448,868
Glaukos Corp. (a)	14,716	1,107,379
Globus Medical, Inc. Class A (a)	39,542	1,963,260
Haemonetics Corp. (a)	15,893	1,423,695
ICU Medical, Inc. (a) (b)	6,480	771,185
Inari Medical, Inc. (a) (b)	17,039	1,114,351
Inmode Ltd. (a) (b)	25,000	761,500
Security Description	Shares	Value
Inogen, Inc. (a)	5,692	$29,712
Inspire Medical Systems, Inc. (a)	9,409	1,867,122
Integer Holdings Corp. (a)	10,683	837,868
Integra LifeSciences Holdings Corp. (a)	22,893	874,284
iRadimed Corp.	2,100	93,177
iRhythm Technologies, Inc. (a)	9,626	907,347
KORU Medical Systems, Inc. (a) (b)	10,800	29,160
Lantheus Holdings, Inc. (a)	21,661	1,505,006
LeMaitre Vascular, Inc.	5,951	324,210
LivaNova PLC (a)	17,150	906,892
Masimo Corp. (a)	14,509	1,272,149
Merit Medical Systems, Inc. (a)	18,300	1,263,066
Nano-X Imaging Ltd. (a) (b)	15,300	100,368
Neogen Corp. (a)	69,142	1,281,893
Nevro Corp. (a)	11,609	223,125
Novocure Ltd. (a) (b)	33,855	546,758
Omnicell, Inc. (a)	13,966	629,029
OraSure Technologies, Inc. (a)	23,400	138,762
Orchestra BioMed Holdings, Inc. (a) (b)	5,400	47,088
Orthofix Medical, Inc. (a)	12,265	157,728
OrthoPediatrics Corp. (a)	4,668	149,376
Outset Medical, Inc. (a) (b)	15,000	163,200
Paragon 28, Inc. (a) (b)	15,000	188,250
Penumbra, Inc. (a)	11,816	2,858,408
PROCEPT BioRobotics Corp. (a)	11,200	367,472
Pulmonx Corp. (a)	12,100	124,993
Pulse Biosciences, Inc. (a) (b)	5,000	20,150
QuidelOrtho Corp. (a)	17,325	1,265,418
RxSight, Inc. (a)	8,200	228,698
Sanara Medtech, Inc. (a) (b)	1,200	37,356
Semler Scientific, Inc. (a)	1,500	38,055
Shockwave Medical, Inc. (a)	11,770	2,343,407
SI-BONE, Inc. (a)	10,260	217,922
Sight Sciences, Inc. (a) (b)	6,000	20,220
Silk Road Medical, Inc. (a)	11,469	171,920
STAAR Surgical Co. (a)	15,869	637,616
Surmodics, Inc. (a)	4,581	147,004
Tactile Systems Technology, Inc. (a)	6,900	96,945
Tandem Diabetes Care, Inc. (a)	20,592	427,696
Tela Bio, Inc. (a)	4,900	39,200
TransMedics Group, Inc. (a) (b)	9,800	536,550
Treace Medical Concepts, Inc. (a)	13,300	174,363
UFP Technologies, Inc. (a)	2,200	355,190
Utah Medical Products, Inc.	936	80,496
Varex Imaging Corp. (a)	12,408	233,146
Vicarious Surgical, Inc. (a)	13,000	7,679
Zimvie, Inc. (a)	9,500	89,395
Zynex, Inc. (a) (b)	7,870	62,960
		38,034,556

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.6%
23andMe Holding Co. Class A (a) (b)	80,000	$78,216
Acadia Healthcare Co., Inc. (a)	28,782	2,023,662
Accolade, Inc. (a)	21,800	230,644
AdaptHealth Corp. (a) (b)	31,800	289,380
Addus HomeCare Corp. (a)	4,816	410,275
Agiliti, Inc. (a)	8,100	52,569
agilon health, Inc. (a) (b)	95,900	1,703,184
AirSculpt Technologies, Inc. (a) (b)	2,700	18,468
Alignment Healthcare, Inc. (a) (b)	29,800	206,812
Amedisys, Inc. (a)	10,406	971,920
AMN Healthcare Services, Inc. (a)	12,548	1,068,839
Apollo Medical Holdings, Inc. (a) (b)	14,573	449,577
Aveanna Healthcare Holdings, Inc. (a) (b)	26,800	31,892
Brookdale Senior Living, Inc. (a)	61,041	252,710
Cano Health, Inc. (a) (b)	75,000	19,020
CareMax, Inc. (a) (b)	33,500	71,020
Castle Biosciences, Inc. (a) (b)	7,700	130,053
Chemed Corp.	4,765	2,476,370
Community Health Systems, Inc. (a)	38,567	111,844
CorVel Corp. (a)	3,000	589,950
Cross Country Healthcare, Inc. (a)	11,058	274,128
DocGo, Inc. (a) (b)	25,500	135,915
Encompass Health Corp.	31,703	2,129,173
Enhabit, Inc. (a)	15,251	171,574
Ensign Group, Inc.	17,270	1,604,901
Fulgent Genetics, Inc. (a) (b)	6,271	167,687
Guardant Health, Inc. (a)	36,551	1,083,372
HealthEquity, Inc. (a)	26,763	1,955,037
Hims & Hers Health, Inc. (a)	38,400	241,536
InfuSystem Holdings, Inc. (a)	5,600	53,984
Innovage Holding Corp. (a)	11,100	66,489
Invitae Corp. (a) (b)	87,000	52,652
Joint Corp. (a)	3,350	30,117
LifeStance Health Group, Inc. (a) (b)	32,100	220,527
ModivCare, Inc. (a)	3,754	118,289
National HealthCare Corp.	4,441	284,135
National Research Corp. (b)	4,700	208,539
NeoGenomics, Inc. (a)	40,929	503,427
OmniAb, Inc. (a) (e)	3,212	—
OPKO Health, Inc. (a) (b)	125,318	200,509
Option Care Health, Inc. (a)	53,407	1,727,716
Owens & Minor, Inc. (a)	22,719	367,139
P3 Health Partners, Inc. (a)	10,400	15,288
Patterson Cos., Inc.	28,300	838,812
Pediatrix Medical Group, Inc. (a)	26,474	336,485
Pennant Group, Inc. (a)	7,917	88,116
PetIQ, Inc. (a)	7,826	154,172
Security Description	Shares	Value
Premier, Inc. Class A	39,445	$848,068
Privia Health Group, Inc. (a)	36,900	848,700
Progyny, Inc. (a)	25,300	860,706
Quipt Home Medical Corp. (a)	12,400	63,116
R1 RCM, Inc. (a)	50,087	754,811
RadNet, Inc. (a)	19,576	551,847
Select Medical Holdings Corp.	33,734	852,458
Surgery Partners, Inc. (a) (b)	20,995	614,104
Tenet Healthcare Corp. (a)	32,622	2,149,464
U.S. Physical Therapy, Inc.	4,922	451,495
Viemed Healthcare, Inc. (a)	10,500	70,665
		32,281,558
HEALTH CARE REITs — 0.5%
CareTrust REIT, Inc. (b)	31,728	650,424
Community Healthcare Trust, Inc. REIT	8,647	256,816
Diversified Healthcare Trust REIT (b)	73,977	143,515
Global Medical REIT, Inc.	19,400	174,018
Healthcare Realty Trust, Inc. REIT	122,699	1,873,614
LTC Properties, Inc. REIT	12,324	395,970
Medical Properties Trust, Inc. REIT (b)	192,161	1,047,277
National Health Investors, Inc. REIT	13,845	711,079
Omega Healthcare Investors, Inc. REIT	75,307	2,497,180
Physicians Realty Trust REIT	74,431	907,314
Sabra Health Care REIT, Inc.	73,355	1,022,569
Universal Health Realty Income Trust REIT	3,888	157,192
		9,836,968
HEALTH CARE TECHNOLOGY — 0.8%
American Well Corp. Class A (a)	63,600	74,412
Certara, Inc. (a)	38,200	555,428
Computer Programs & Systems, Inc. (a)	3,904	62,230
Definitive Healthcare Corp. (a) (b)	13,500	107,865
Doximity, Inc. Class A (a) (b)	38,900	825,458
Evolent Health, Inc. Class A (a)	35,765	973,881
Health Catalyst, Inc. (a)	19,300	195,316
HealthStream, Inc.	6,399	138,090
Multiplan Corp. (a) (b)	123,800	207,984
NextGen Healthcare, Inc. (a)	17,300	410,529
OptimizeRx Corp. (a) (b)	4,396	34,201
Phreesia, Inc. (a)	16,000	298,880
Schrodinger, Inc. (a)	17,508	494,951
Sharecare, Inc. (a) (b)	91,500	86,047
Simulations Plus, Inc.	5,097	212,545
Teladoc Health, Inc. (a) (b)	55,704	1,035,537
Veeva Systems, Inc. Class A (a)	47,767	9,718,196
Veradigm, Inc. (a)	34,712	456,116
		15,887,666

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
HOTEL & RESORT REITs — 0.4%
Apple Hospitality REIT, Inc.	68,900	$1,056,926
Braemar Hotels & Resorts, Inc. REIT	26,200	72,574
Chatham Lodging Trust REIT	14,560	139,339
DiamondRock Hospitality Co. REIT	68,100	546,843
Hersha Hospitality Trust Class A REIT	10,976	108,223
Park Hotels & Resorts, Inc. REIT	68,134	839,411
Pebblebrook Hotel Trust REIT (b)	38,457	522,631
RLJ Lodging Trust REIT	54,055	529,198
Ryman Hospitality Properties, Inc. REIT	18,627	1,551,257
Service Properties Trust REIT	50,374	387,376
Summit Hotel Properties, Inc. REIT	31,200	180,960
Sunstone Hotel Investors, Inc. REIT	68,219	637,848
Xenia Hotels & Resorts, Inc. REIT	36,100	425,258
		6,997,844
HOTELS, RESTAURANTS & LEISURE — 2.6%
Accel Entertainment, Inc. (a)	18,500	202,575
Aramark	75,340	2,614,298
Bally's Corp. (a) (b)	10,165	133,263
Biglari Holdings, Inc. Class B (a)	284	47,144
BJ's Restaurants, Inc. (a)	7,606	178,437
Bloomin' Brands, Inc.	28,493	700,643
Bluegreen Vacations Holding Corp. (b)	3,200	117,376
Bowlero Corp. Class A (a) (b)	9,000	86,580
Boyd Gaming Corp.	23,398	1,423,300
Brinker International, Inc. (a) (b)	14,030	443,208
Carrols Restaurant Group, Inc. (a)	11,300	74,467
Cava Group, Inc. (a) (b)	5,400	165,402
Century Casinos, Inc. (a)	9,361	48,022
Cheesecake Factory, Inc. (b)	15,555	471,316
Choice Hotels International, Inc. (b)	9,756	1,195,207
Churchill Downs, Inc.	22,916	2,659,173
Chuy's Holdings, Inc. (a)	6,053	215,366
Cracker Barrel Old Country Store, Inc. (b)	6,808	457,498
Dave & Buster's Entertainment, Inc. (a)	12,116	449,140
Denny's Corp. (a)	17,341	146,878
Dine Brands Global, Inc.	4,630	228,953
DoorDash, Inc. Class A (a)	99,389	7,898,444
DraftKings, Inc. Class A (a)	137,523	4,048,677
El Pollo Loco Holdings, Inc.	6,500	58,175
Everi Holdings, Inc. (a)	25,995	343,654
Fiesta Restaurant Group, Inc. (a)	5,400	45,684
Security Description	Shares	Value
First Watch Restaurant Group, Inc. (a)	7,700	$133,133
Full House Resorts, Inc. (a)	8,500	36,295
Global Business Travel Group I (a)	9,900	54,450
Golden Entertainment, Inc.	6,425	219,606
Hilton Grand Vacations, Inc. (a)	25,071	1,020,390
Hyatt Hotels Corp. Class A (b)	15,059	1,597,459
Inspired Entertainment, Inc. (a) (b)	5,200	62,192
International Game Technology PLC (b)	34,935	1,059,229
Jack in the Box, Inc.	6,697	462,495
Krispy Kreme, Inc. (b)	26,800	334,196
Kura Sushi USA, Inc. Class A (a) (b)	1,800	119,016
Life Time Group Holdings, Inc. (a)	13,600	206,856
Light & Wonder, Inc. (a) (b)	28,764	2,051,736
Lindblad Expeditions Holdings, Inc. (a)	11,889	85,601
Marriott Vacations Worldwide Corp. (b)	11,740	1,181,396
Monarch Casino & Resort, Inc.	4,100	254,610
Mondee Holdings, Inc. (a) (b)	14,000	49,980
Nathan's Famous, Inc.	900	63,594
Noodles & Co. (a) (b)	12,300	30,258
ONE Group Hospitality, Inc. (a) (b)	5,300	29,150
Papa John's International, Inc. (b)	10,488	715,491
Penn Entertainment, Inc. (a) (b)	49,500	1,136,025
Planet Fitness, Inc. Class A (a)	27,543	1,354,565
PlayAGS, Inc. (a)	11,400	74,328
Portillo's, Inc. Class A (a)	15,400	237,006
Potbelly Corp. (a) (b)	8,000	62,400
RCI Hospitality Holdings, Inc.	2,900	175,914
Red Robin Gourmet Burgers, Inc. (a) (b)	4,900	39,396
Red Rock Resorts, Inc. Class A (b)	16,786	688,226
Rush Street Interactive, Inc. (a)	17,700	81,774
Sabre Corp. (a) (b)	103,735	465,770
SeaWorld Entertainment, Inc. (a)	12,417	574,286
Shake Shack, Inc. Class A (a)	11,730	681,161
Six Flags Entertainment Corp. (a)	23,795	559,420
Super Group SGHC Ltd. (a)	42,000	154,980
Sweetgreen, Inc. Class A (a) (b)	29,600	347,800
Target Hospitality Corp. (a) (b)	9,900	157,212
Texas Roadhouse, Inc.	22,477	2,160,040
Travel & Leisure Co.	23,000	844,790
Vail Resorts, Inc. (b)	12,590	2,793,595
Wendy's Co.	54,858	1,119,652
Wingstop, Inc.	9,665	1,738,154

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Wyndham Hotels & Resorts, Inc.	27,016	$1,878,693
Xponential Fitness, Inc. Class A (a) (b)	7,400	114,700
		51,659,900
HOUSEHOLD DURABLES — 1.2%
Beazer Homes USA, Inc. (a)	8,996	224,090
Cavco Industries, Inc. (a)	2,776	737,472
Century Communities, Inc.	8,751	584,392
Cricut, Inc. Class A (b)	14,700	136,563
Dream Finders Homes, Inc. Class A (a) (b)	7,500	166,725
Ethan Allen Interiors, Inc.	7,100	212,290
GoPro, Inc. Class A (a) (b)	43,122	135,403
Green Brick Partners, Inc. (a)	8,602	357,069
Helen of Troy Ltd. (a) (b)	7,564	881,660
Hooker Furnishings Corp.	5,400	105,030
Hovnanian Enterprises, Inc. Class A (a)	1,500	152,490
Installed Building Products, Inc.	7,514	938,424
iRobot Corp. (a)	8,443	319,990
KB Home	22,500	1,041,300
Landsea Homes Corp. (a)	3,800	34,162
La-Z-Boy, Inc.	14,333	442,603
Legacy Housing Corp. (a)	3,920	76,087
Leggett & Platt, Inc.	42,900	1,090,089
LGI Homes, Inc. (a)	6,825	679,019
Lovesac Co. (a) (b)	5,187	103,325
M/I Homes, Inc. (a)	8,291	696,776
MDC Holdings, Inc.	18,155	748,531
Meritage Homes Corp.	11,467	1,403,446
Newell Brands, Inc.	125,800	1,135,974
Purple Innovation, Inc. (b)	18,696	31,970
Skyline Champion Corp. (a)	17,337	1,104,714
Snap One Holdings Corp. (a) (b)	4,200	38,808
Sonos, Inc. (a) (b)	39,430	509,041
Taylor Morrison Home Corp. (a)	35,458	1,510,865
Tempur Sealy International, Inc.	54,368	2,356,309
Toll Brothers, Inc.	35,284	2,609,605
TopBuild Corp. (a)	10,274	2,584,938
Traeger, Inc. (a)	9,400	25,662
Tri Pointe Homes, Inc. (a)	31,983	874,735
United Homes Group, Inc. (a) (b)	1,900	10,640
Vizio Holding Corp. Class A (a)	26,300	142,283
VOXX International Corp. (a)	4,300	34,314
		24,236,794
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (b)	4,000	176,560
Central Garden & Pet Co. Class A (a)	11,382	456,305
Energizer Holdings, Inc. (b)	23,058	738,778
Oil-Dri Corp. of America	1,500	92,625
Security Description	Shares	Value
Reynolds Consumer Products, Inc.	17,300	$443,399
Spectrum Brands Holdings, Inc.	13,069	1,023,956
WD-40 Co. (b)	4,353	884,704
		3,816,327
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Altus Power, Inc. (a) (b)	21,700	113,925
Brookfield Renewable Corp. Class A (b)	43,679	1,045,675
Clearway Energy, Inc. Class A	18,326	365,054
Clearway Energy, Inc. Class C	22,800	482,448
Montauk Renewables, Inc. (a) (b)	21,000	191,310
Ormat Technologies, Inc.	16,992	1,188,081
Sunnova Energy International, Inc. (a) (b)	31,000	324,570
Vistra Corp.	119,307	3,958,606
		7,669,669
INDUSTRIAL CONGLOMERATES — 0.0% (d)
Brookfield Business Corp. Class A (b)	8,400	151,872
INDUSTRIAL REITs — 0.8%
Americold Realty Trust, Inc. REIT	88,166	2,681,128
EastGroup Properties, Inc. REIT	14,058	2,341,079
First Industrial Realty Trust, Inc. REIT	42,415	2,018,530
Innovative Industrial Properties, Inc. REIT (b)	8,733	660,739
LXP Industrial Trust REIT	93,500	832,150
Plymouth Industrial REIT, Inc.	13,200	276,540
Rexford Industrial Realty, Inc. REIT	66,643	3,288,832
STAG Industrial, Inc. REIT	57,450	1,982,599
Terreno Realty Corp. REIT	26,224	1,489,523
		15,571,120
INSURANCE — 2.9%
Ambac Financial Group, Inc. (a)	13,194	159,120
American Coastal Insurance Corp. Class C (a) (b)	6,000	44,160
American Equity Investment Life Holding Co. (a)	24,672	1,323,406
American Financial Group, Inc.	23,419	2,615,200
AMERISAFE, Inc.	6,534	327,157
Argo Group International Holdings Ltd. (b)	9,860	294,222
Assured Guaranty Ltd.	18,519	1,120,770
Axis Capital Holdings Ltd.	25,199	1,420,468
Brighthouse Financial, Inc. (a)	21,673	1,060,677
BRP Group, Inc. Class A (a)	19,505	453,101
CNA Financial Corp.	9,091	357,731
CNO Financial Group, Inc.	36,079	856,155
Crawford & Co. Class A	4,000	37,360
Donegal Group, Inc. Class A (b)	7,739	110,319

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
eHealth, Inc. (a)	8,207	$60,732
Employers Holdings, Inc.	9,600	383,520
Enstar Group Ltd. (a)	3,865	935,330
F&G Annuities & Life, Inc. (b)	7,050	197,823
Fidelis Insurance Holdings Ltd. (a)	4,900	71,932
Fidelity National Financial, Inc.	84,536	3,491,337
First American Financial Corp.	32,514	1,836,716
Genworth Financial, Inc. Class A (a)	151,182	885,927
GoHealth, Inc. Class A (a) (b)	1,200	17,388
Goosehead Insurance, Inc. Class A (a)	6,619	493,314
Greenlight Capital Re Ltd. Class A (a)	8,996	96,617
Hanover Insurance Group, Inc.	11,335	1,257,958
HCI Group, Inc. (b)	1,773	96,256
Hippo Holdings, Inc. (a) (b)	4,735	37,738
Horace Mann Educators Corp.	12,700	373,126
Investors Title Co.	343	50,795
James River Group Holdings Ltd.	11,400	174,990
Kemper Corp.	19,607	824,082
Kingsway Financial Services, Inc. (a) (b)	3,300	24,915
Kinsale Capital Group, Inc.	7,049	2,919,202
Lemonade, Inc. (a) (b)	15,000	174,300
Lincoln National Corp.	55,900	1,380,171
Maiden Holdings Ltd. (a)	27,900	49,104
Markel Group, Inc. (a)	4,335	6,383,244
MBIA, Inc. (a)	13,397	96,592
Mercury General Corp.	8,037	225,277
National Western Life Group, Inc. Class A (b)	680	297,493
NI Holdings, Inc. (a)	1,900	24,453
Old Republic International Corp.	85,862	2,313,122
Oscar Health, Inc. Class A (a)	48,400	269,588
Palomar Holdings, Inc. (a)	7,510	381,133
Primerica, Inc.	12,064	2,340,537
ProAssurance Corp.	16,305	308,001
Reinsurance Group of America, Inc.	21,446	3,113,745
RenaissanceRe Holdings Ltd.	16,275	3,221,148
RLI Corp.	13,078	1,777,169
Ryan Specialty Holdings, Inc. (a)	30,600	1,481,040
Safety Insurance Group, Inc.	4,368	297,854
Selective Insurance Group, Inc.	19,098	1,970,341
Selectquote, Inc. (a) (b)	41,703	48,793
SiriusPoint Ltd. (a)	31,600	321,372
Skyward Specialty Insurance Group, Inc. (a)	8,000	218,880
Stewart Information Services Corp.	8,165	357,627
Tiptree, Inc.	9,300	155,868
Trupanion, Inc. (a) (b)	12,600	355,320
United Fire Group, Inc.	6,463	127,644
Security Description	Shares	Value
Universal Insurance Holdings, Inc.	8,817	$123,614
Unum Group	64,100	3,153,079
White Mountains Insurance Group Ltd.	851	1,272,832
		56,648,885
INTERACTIVE MEDIA & SERVICES — 0.7%
Bumble, Inc. Class A (a)	32,000	477,440
Cargurus, Inc. (a)	30,100	527,352
Cars.com, Inc. (a)	22,600	381,036
DHI Group, Inc. (a)	17,000	52,020
Eventbrite, Inc. Class A (a) (b)	22,893	225,725
EverQuote, Inc. Class A (a) (b)	6,135	44,356
fuboTV, Inc. (a) (b)	94,100	251,247
Grindr, Inc. (a)	14,400	82,800
IAC, Inc. (a)	24,837	1,251,536
MediaAlpha, Inc. Class A (a) (b)	5,803	47,933
Nextdoor Holdings, Inc. (a) (b)	44,800	81,536
Outbrain, Inc. (a) (b)	9,700	47,239
Pinterest, Inc. Class A (a)	195,609	5,287,311
QuinStreet, Inc. (a)	15,398	138,120
Shutterstock, Inc.	7,750	294,888
System1, Inc. (a) (b)	7,600	9,196
TripAdvisor, Inc. (a)	36,900	611,802
TrueCar, Inc. (a)	28,866	59,753
Vimeo, Inc. (a)	42,723	151,239
Yelp, Inc. (a)	21,691	902,129
Ziff Davis, Inc. (a)	15,106	962,101
ZipRecruiter, Inc. Class A (a)	22,100	264,979
ZoomInfo Technologies, Inc. (a)	102,200	1,676,080
		13,827,818
IT SERVICES — 2.6%
Amdocs Ltd.	39,235	3,314,965
BigBear.ai Holdings, Inc. (a) (b)	8,300	12,533
BigCommerce Holdings, Inc. Class 1 (a)	21,700	214,179
Brightcove, Inc. (a)	13,571	44,649
Cloudflare, Inc. Class A (a)	94,595	5,963,269
DigitalOcean Holdings, Inc. (a) (b)	20,500	492,615
Fastly, Inc. Class A (a)	38,643	740,786
Globant SA (a) (b)	13,594	2,689,573
GoDaddy, Inc. Class A (a)	50,292	3,745,748
Grid Dynamics Holdings, Inc. (a)	16,900	205,842
Hackett Group, Inc.	8,590	202,638
Information Services Group, Inc.	8,400	36,792
Kyndryl Holdings, Inc. (a)	73,800	1,114,380
MongoDB, Inc. (a)	21,578	7,462,967
Okta, Inc. (a)	49,375	4,024,556
Perficient, Inc. (a)	10,649	616,151
Rackspace Technology, Inc. (a) (b)	21,400	50,290
Snowflake, Inc. Class A (a)	101,892	15,566,041
Squarespace, Inc. Class A (a)	13,900	402,683

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Thoughtworks Holding, Inc. (a) (b)	29,700	$121,176
Tucows, Inc. Class A (a) (b)	2,876	58,699
Twilio, Inc. Class A (a)	55,724	3,261,526
Unisys Corp. (a)	20,300	70,035
		50,412,093
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Acushnet Holdings Corp. (b)	10,072	534,219
AMMO, Inc. (a) (b)	22,700	45,854
Brunswick Corp.	23,426	1,850,654
Clarus Corp. (b)	9,465	71,555
Escalade, Inc.	3,100	47,461
Funko, Inc. Class A (a) (b)	11,750	89,888
JAKKS Pacific, Inc. (a)	2,200	40,898
Johnson Outdoors, Inc. Class A	1,380	75,472
Latham Group, Inc. (a) (b)	13,300	37,240
Malibu Boats, Inc. Class A (a)	6,265	307,110
Marine Products Corp. (b)	2,380	33,820
MasterCraft Boat Holdings, Inc. (a)	5,665	125,876
Mattel, Inc. (a)	114,339	2,518,888
Peloton Interactive, Inc. Class A (a) (b)	103,503	522,690
Polaris, Inc.	17,403	1,812,348
Smith & Wesson Brands, Inc. (b)	15,026	193,986
Solo Brands, Inc. Class A (a)	7,100	36,210
Sturm Ruger & Co., Inc.	5,485	285,878
Topgolf Callaway Brands Corp. (a)	44,841	620,599
Vista Outdoor, Inc. (a) (b)	17,821	590,232
YETI Holdings, Inc. (a) (b)	28,134	1,356,622
		11,197,500
LIFE SCIENCES TOOLS & SERVICES — 1.4%
10X Genomics, Inc. Class A (a)	30,345	1,251,731
Adaptive Biotechnologies Corp. (a) (b)	37,600	204,920
Akoya Biosciences, Inc. (a) (b)	6,000	27,900
Avantor, Inc. (a)	223,951	4,720,887
Azenta, Inc. (a)	21,341	1,071,105
BioLife Solutions, Inc. (a)	10,820	149,424
Bruker Corp.	34,497	2,149,163
Codexis, Inc. (a) (b)	17,921	33,871
CryoPort, Inc. (a) (b)	13,700	187,827
Cytek Biosciences, Inc. (a) (b)	37,200	205,344
Fortrea Holdings, Inc. (a)	29,400	840,546
Harvard Bioscience, Inc. (a)	12,000	51,600
ICON PLC (a)	26,700	6,574,875
Maravai LifeSciences Holdings, Inc. Class A (a)	35,500	355,000
MaxCyte, Inc. (a)	24,600	76,752
Medpace Holdings, Inc. (a)	7,601	1,840,430
Mesa Laboratories, Inc. (b)	1,598	167,902
NanoString Technologies, Inc. (a) (b)	24,000	41,280
Security Description	Shares	Value
Nautilus Biotechnology, Inc. (a) (b)	16,300	$51,508
OmniAb, Inc. (a)	29,656	153,915
Pacific Biosciences of California, Inc. (a) (b)	79,121	660,660
QIAGEN NV (a)	74,861	3,031,871
Quanterix Corp. (a)	11,400	309,396
Quantum-Si, Inc. (a) (b)	33,700	55,942
Repligen Corp. (a)	18,017	2,864,883
Seer, Inc. (a)	19,500	43,095
SomaLogic, Inc. (a) (b)	49,300	117,827
Sotera Health Co. (a) (b)	31,100	465,878
		27,705,532
MACHINERY — 3.2%
374Water, Inc. (a) (b)	18,200	22,568
3D Systems Corp. (a) (b)	42,365	208,012
AGCO Corp.	20,221	2,391,740
Alamo Group, Inc.	3,189	551,251
Albany International Corp. Class A	9,871	851,670
Allison Transmission Holdings, Inc.	29,559	1,745,755
Astec Industries, Inc.	7,206	339,475
Barnes Group, Inc.	15,414	523,614
Blue Bird Corp. (a)	5,322	113,625
Chart Industries, Inc. (a) (b)	13,670	2,311,870
CIRCOR International, Inc. (a)	6,647	370,570
CNH Industrial NV (b)	319,400	3,864,740
Columbus McKinnon Corp.	8,848	308,884
Commercial Vehicle Group, Inc. (a)	9,900	76,824
Crane Co.	15,748	1,399,052
Crane NXT Co.	15,748	875,116
Desktop Metal, Inc. Class A (a)	87,881	128,306
Donaldson Co., Inc.	38,886	2,319,161
Douglas Dynamics, Inc.	8,473	255,715
Energy Recovery, Inc. (a)	17,600	373,296
Enerpac Tool Group Corp.	17,391	459,644
EnPro Industries, Inc.	6,545	793,189
Esab Corp.	18,175	1,276,248
ESCO Technologies, Inc.	7,928	828,000
Federal Signal Corp.	19,100	1,140,843
Flowserve Corp.	42,500	1,690,225
Franklin Electric Co., Inc.	14,515	1,295,173
Gates Industrial Corp. PLC (a)	36,700	426,087
Gencor Industries, Inc. (a)	5,900	83,367
Gorman-Rupp Co.	7,100	233,590
Graco, Inc.	53,882	3,926,920
Greenbrier Cos., Inc.	10,094	403,760
Helios Technologies, Inc.	10,248	568,559
Hillenbrand, Inc.	22,268	942,159
Hillman Solutions Corp. (a)	63,800	526,350
Hyliion Holdings Corp. (a) (b)	41,500	48,970
Hyster-Yale Materials Handling, Inc.	3,589	159,998
ITT, Inc.	26,488	2,593,440

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
John Bean Technologies Corp.	10,276	$1,080,419
Kadant, Inc.	3,790	854,835
Kennametal, Inc.	27,517	684,623
Lincoln Electric Holdings, Inc.	18,605	3,382,203
Lindsay Corp.	3,575	420,706
Luxfer Holdings PLC	8,531	111,330
Manitowoc Co., Inc. (a)	12,075	181,729
Mayville Engineering Co., Inc. (a) (b)	3,400	37,298
Microvast Holdings, Inc. (a) (b)	31,800	60,102
Middleby Corp. (a)	17,127	2,192,256
Miller Industries, Inc.	3,965	155,468
Mueller Industries, Inc.	17,984	1,351,677
Mueller Water Products, Inc. Class A	48,722	617,795
Nikola Corp. (a) (b)	211,700	332,369
Omega Flex, Inc. (b)	1,351	106,364
Oshkosh Corp.	21,042	2,008,038
Park-Ohio Holdings Corp.	2,600	51,766
Proto Labs, Inc. (a)	9,285	245,124
RBC Bearings, Inc. (a) (b)	9,322	2,182,560
REV Group, Inc.	9,500	152,000
Shyft Group, Inc.	11,329	169,595
SPX Technologies, Inc. (a)	14,089	1,146,845
Standex International Corp.	3,619	527,252
Tennant Co.	6,024	446,680
Terex Corp.	21,392	1,232,607
Timken Co.	19,858	1,459,364
Titan International, Inc. (a)	16,000	214,880
Toro Co.	33,674	2,798,309
Trinity Industries, Inc.	27,769	676,175
Velo3D, Inc. (a)	29,600	46,176
Wabash National Corp.	14,487	305,965
Watts Water Technologies, Inc. Class A	8,622	1,490,054
		63,150,330
MARINE TRANSPORTATION — 0.2%
Costamare, Inc.	13,200	126,984
Eagle Bulk Shipping, Inc. (b)	4,223	177,493
Genco Shipping & Trading Ltd. (b)	13,800	193,062
Golden Ocean Group Ltd.	37,600	296,288
Himalaya Shipping Ltd. (a)	8,400	40,572
Kirby Corp. (a)	18,964	1,570,219
Matson, Inc.	11,482	1,018,683
Pangaea Logistics Solutions Ltd.	11,200	65,856
Safe Bulkers, Inc. (b)	24,860	80,546
		3,569,703
MEDIA — 1.4%
Advantage Solutions, Inc. (a) (b)	24,200	68,728
AMC Networks, Inc. Class A (a)	10,120	119,214
Boston Omaha Corp. Class A (a)	7,065	115,795
Cable One, Inc.	1,792	1,103,227
Security Description	Shares	Value
Cardlytics, Inc. (a)	10,465	$172,673
Clear Channel Outdoor Holdings, Inc. (a) (b)	115,300	182,174
Daily Journal Corp. (a)	327	96,138
DISH Network Corp. Class A (a) (b)	85,300	499,858
Emerald Holding, Inc. (a)	4,800	21,696
Entravision Communications Corp. Class A	14,400	52,560
EW Scripps Co. Class A (a)	19,340	105,983
Gambling.com Group Ltd. (a)	2,900	37,932
Gannett Co., Inc. (a) (b)	45,814	112,244
Gray Television, Inc.	27,677	191,525
iHeartMedia, Inc. Class A (a)	34,000	107,440
Integral Ad Science Holding Corp. (a)	16,500	196,185
John Wiley & Sons, Inc. Class A	13,440	499,565
Liberty Broadband Corp. Class A (a)	5,164	469,459
Liberty Broadband Corp. Class C (a)	39,032	3,564,402
Liberty Media Corp.-Liberty SiriusXM Class A (a)	22,904	582,907
Liberty Media Corp.-Liberty SiriusXM Class C (a)	51,443	1,309,739
Magnite, Inc. (a)	42,827	322,916
New York Times Co. Class A	52,102	2,146,602
Nexstar Media Group, Inc.	10,998	1,576,783
PubMatic, Inc. Class A (a) (b)	13,900	168,190
Scholastic Corp.	9,329	355,808
Sinclair, Inc. (b)	12,162	136,458
Sirius XM Holdings, Inc. (b)	214,738	970,616
Stagwell, Inc. (a)	24,600	115,374
TechTarget, Inc. (a)	8,300	251,988
TEGNA, Inc.	68,983	1,005,082
Thryv Holdings, Inc. (a)	9,900	185,823
Townsquare Media, Inc. Class A	3,600	31,392
Trade Desk, Inc. Class A (a)	144,876	11,322,059
Urban One, Inc. (a) (c)	3,900	19,617
Urban One, Inc. (a) (c)	5,100	25,602
WideOpenWest, Inc. (a)	14,936	114,260
		28,358,014
METALS & MINING — 1.6%
5E Advanced Materials, Inc. (a) (b)	12,700	28,702
Alcoa Corp.	58,205	1,691,437
Alpha Metallurgical Resources, Inc.	4,000	1,038,920
Arch Resources, Inc.	5,994	1,022,936
ATI, Inc. (a)	41,537	1,709,248
Caledonia Mining Corp. PLC	5,100	50,286
Carpenter Technology Corp.	15,555	1,045,452
Century Aluminum Co. (a)	16,000	115,040
Cleveland-Cliffs, Inc. (a)	164,402	2,569,603
Coeur Mining, Inc. (a)	113,342	251,619
Commercial Metals Co.	36,947	1,825,551

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Compass Minerals International, Inc.	11,114	$310,636
Constellium SE (a)	39,600	720,720
Contango ORE, Inc. (a) (b)	1,100	19,954
Dakota Gold Corp. (a)	23,800	61,404
Ferroglobe PLC (a) (e)	2,200	—
Haynes International, Inc.	3,800	176,776
Hecla Mining Co.	198,116	774,634
i-80 Gold Corp. (a) (b)	59,400	90,882
Ivanhoe Electric, Inc. (a)	17,200	204,680
Kaiser Aluminum Corp. (b)	5,233	393,836
Materion Corp.	6,555	668,020
MP Materials Corp. (a) (b)	34,500	658,950
Novagold Resources, Inc. (a) (b)	74,700	286,848
Olympic Steel, Inc.	3,200	179,872
Perpetua Resources Corp. (a)	11,600	37,816
Piedmont Lithium, Inc. (a)	5,300	210,410
PolyMet Mining Corp. (a)	9,600	19,968
Ramaco Resources, Inc. Class A	7,000	76,930
Ramaco Resources, Inc. Class B	1,400	16,702
Reliance Steel & Aluminum Co.	19,066	4,999,677
Royal Gold, Inc.	21,055	2,238,778
Ryerson Holding Corp.	7,100	206,539
Schnitzer Steel Industries, Inc. Class A	8,572	238,730
Southern Copper Corp.	27,969	2,105,786
SSR Mining, Inc. (b)	66,600	885,114
SunCoke Energy, Inc.	25,000	253,750
TimkenSteel Corp. (a)	14,414	313,072
Tredegar Corp.	11,107	60,089
U.S. Steel Corp.	71,076	2,308,549
Warrior Met Coal, Inc.	16,838	860,085
Worthington Industries, Inc.	9,772	604,105
		31,332,106
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
AFC Gamma, Inc. REIT (b)	6,300	73,962
AGNC Investment Corp. REIT (b)	192,079	1,813,226
Angel Oak Mortgage REIT, Inc.	8,280	70,628
Annaly Capital Management, Inc. REIT	158,825	2,987,498
Apollo Commercial Real Estate Finance, Inc. REIT	51,749	524,217
Arbor Realty Trust, Inc. REIT (b)	57,300	869,814
Ares Commercial Real Estate Corp. REIT (b)	16,000	152,320
ARMOUR Residential REIT, Inc. (b)	73,300	311,525
Blackstone Mortgage Trust, Inc. Class A REIT (b)	55,166	1,199,861
BrightSpire Capital, Inc. REIT (b)	40,000	250,400
Security Description	Shares	Value
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	5,900	$86,848
Chimera Investment Corp. REIT (b)	71,645	391,182
Claros Mortgage Trust, Inc. REIT (b)	27,200	301,376
Dynex Capital, Inc. REIT (b)	20,200	241,188
Ellington Financial, Inc. REIT (b)	19,105	238,239
Franklin BSP Realty Trust, Inc. REIT	26,134	346,014
Granite Point Mortgage Trust, Inc. REIT	12,834	62,630
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	32,745	694,194
Invesco Mortgage Capital, Inc. REIT (b)	12,901	129,139
KKR Real Estate Finance Trust, Inc. REIT	22,400	265,888
Ladder Capital Corp. REIT	35,739	366,682
MFA Financial, Inc. REIT	32,634	313,613
New York Mortgage Trust, Inc. REIT	33,871	287,565
Nexpoint Real Estate Finance, Inc. REIT	1,500	24,540
Orchid Island Capital, Inc. REIT (b)	16,720	142,287
PennyMac Mortgage Investment Trust REIT	26,624	330,138
Ready Capital Corp. REIT (b)	50,375	509,291
Redwood Trust, Inc. REIT (b)	35,100	250,263
Rithm Capital Corp. REIT	159,711	1,483,715
TPG RE Finance Trust, Inc. REIT (b)	22,752	153,121
Two Harbors Investment Corp. REIT	29,889	395,730
Starwood Property Trust, Inc. REIT (b)	94,604	1,830,588
		17,097,682
MULTI-UTILITIES — 0.1%
Avista Corp.	23,700	767,169
Black Hills Corp.	21,305	1,077,820
Northwestern Energy Group, Inc.	18,955	910,977
Unitil Corp.	4,738	202,360
		2,958,326
OFFICE REITs — 0.5%
Brandywine Realty Trust REIT	53,300	241,982
City Office REIT, Inc.	11,300	48,025
COPT Defense Properties REIT	34,400	819,752
Cousins Properties, Inc. REIT	51,129	1,041,498
Douglas Emmett, Inc. REIT (b)	55,237	704,824
Easterly Government Properties, Inc. REIT	27,000	308,610
Equity Commonwealth REIT	35,381	649,949

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Highwoods Properties, Inc. REIT	36,470	$751,647
Hudson Pacific Properties, Inc. REIT (b)	44,637	296,836
JBG SMITH Properties REIT (b)	34,222	494,850
Kilroy Realty Corp. REIT	37,463	1,184,205
Office Properties Income Trust REIT (b)	14,127	57,921
Orion Office REIT, Inc.	14,000	72,940
Paramount Group, Inc. REIT	62,453	288,533
Peakstone Realty Trust REIT (b)	11,800	196,352
Piedmont Office Realty Trust, Inc. Class A REIT	41,205	231,572
Postal Realty Trust, Inc. Class A REIT (b)	8,100	109,350
SL Green Realty Corp. REIT (b)	21,133	788,261
Vornado Realty Trust REIT (b)	57,700	1,308,636
		9,595,743
OIL, GAS & CONSUMABLE FUELS — 3.9%
Amplify Energy Corp. (a) (b)	13,400	98,490
Antero Midstream Corp.	108,700	1,302,226
Antero Resources Corp. (a)	91,674	2,326,686
Ardmore Shipping Corp.	13,000	169,130
Berry Corp.	25,000	205,000
California Resources Corp.	22,900	1,282,629
Callon Petroleum Co. (a)	19,000	743,280
Centrus Energy Corp. Class A (a) (b)	4,000	227,040
Cheniere Energy, Inc.	79,659	13,220,208
Chesapeake Energy Corp. (b)	41,143	3,547,761
Chord Energy Corp.	13,444	2,178,869
Civitas Resources, Inc. (b)	22,046	1,782,860
Clean Energy Fuels Corp. (a)	50,300	192,649
CNX Resources Corp. (a) (b)	52,381	1,182,763
Comstock Resources, Inc. (b)	30,000	330,900
CONSOL Energy, Inc.	10,925	1,146,142
Crescent Energy Co. Class A	13,279	167,847
CVR Energy, Inc.	9,000	306,270
Delek U.S. Holdings, Inc.	20,404	579,678
Denbury, Inc. (a)	16,400	1,607,364
DHT Holdings, Inc.	44,871	462,171
Dorian LPG Ltd.	9,558	274,601
DT Midstream, Inc.	31,000	1,640,520
Earthstone Energy, Inc. Class A (a)	19,085	386,280
Empire Petroleum Corp. (a) (b)	6,700	64,521
Encore Energy Corp. (a)	43,600	142,136
Energy Fuels, Inc. (a) (b)	52,001	427,448
Enviva, Inc. (b)	9,200	68,724
Equitrans Midstream Corp.	138,340	1,296,246
Evolution Petroleum Corp. (b)	9,700	66,348
Excelerate Energy, Inc. Class A	5,300	90,312
FLEX LNG Ltd. (b)	8,700	262,392
Gevo, Inc. (a) (b)	86,300	102,697
Golar LNG Ltd. (b)	32,455	787,358
Security Description	Shares	Value
Granite Ridge Resources, Inc.	8,000	$48,800
Green Plains, Inc. (a)	18,738	564,014
Gulfport Energy Corp. (a)	3,400	403,444
Hallador Energy Co. (a)	7,000	100,940
HF Sinclair Corp.	45,500	2,590,315
HighPeak Energy, Inc. (b)	4,600	77,648
International Seaways, Inc.	12,518	563,310
Kinetik Holdings, Inc. (b)	5,900	199,125
Kosmos Energy Ltd. (a)	146,800	1,200,824
Magnolia Oil & Gas Corp. Class A (b)	58,800	1,347,108
Matador Resources Co.	35,702	2,123,555
Murphy Oil Corp.	48,500	2,199,475
NACCO Industries, Inc. Class A	1,500	52,605
New Fortress Energy, Inc. (b)	21,500	704,770
NextDecade Corp. (a) (b)	11,700	59,904
Nordic American Tankers Ltd.	64,540	265,905
Northern Oil & Gas, Inc. (b)	26,400	1,062,072
Overseas Shipholding Group, Inc. Class A (a)	28,100	123,359
Ovintiv, Inc.	82,767	3,937,226
Par Pacific Holdings, Inc. (a)	17,389	624,961
PBF Energy, Inc. Class A	35,852	1,919,158
Peabody Energy Corp.	39,803	1,034,480
Permian Resources Corp. (b)	90,300	1,260,588
PrimeEnergy Resources Corp. (a)	512	59,387
Range Resources Corp.	75,472	2,446,047
REX American Resources Corp. (a)	5,005	203,804
Riley Exploration Permian, Inc.	2,700	85,833
Ring Energy, Inc. (a) (b)	36,900	71,955
SandRidge Energy, Inc.	10,600	165,996
Scorpio Tankers, Inc.	16,199	876,690
SFL Corp. Ltd.	40,600	452,690
SilverBow Resources, Inc. (a) (b)	5,000	178,850
Sitio Royalties Corp. Class A	26,208	634,496
SM Energy Co.	38,556	1,528,745
Southwestern Energy Co. (a)	353,949	2,282,971
Talos Energy, Inc. (a) (b)	34,700	570,468
Teekay Corp. (a)	22,800	140,676
Teekay Tankers Ltd. Class A	7,800	324,714
Tellurian, Inc. (a) (b)	169,327	196,419
Texas Pacific Land Corp.	1,881	3,430,116
Uranium Energy Corp. (a) (b)	119,400	614,910
VAALCO Energy, Inc.	31,100	136,529
Vertex Energy, Inc. (a)	22,700	101,015
Vital Energy, Inc. (a) (b)	5,100	282,642
Vitesse Energy, Inc.	7,451	170,553
W&T Offshore, Inc. (a)	35,000	153,300
World Kinect Corp.	20,235	453,871
		76,695,809
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	6,007	217,754
Glatfelter Corp. (a)	11,100	22,200

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Louisiana-Pacific Corp.	20,718	$1,145,084
Sylvamo Corp. (b)	11,200	492,128
		1,877,166
PASSENGER AIRLINES — 0.2%
Allegiant Travel Co.	4,850	372,771
Blade Air Mobility, Inc. (a) (b)	17,200	44,548
Frontier Group Holdings, Inc. (a) (b)	10,500	50,820
Hawaiian Holdings, Inc. (a) (b)	14,045	88,905
JetBlue Airways Corp. (a)	102,336	470,746
Joby Aviation, Inc. (a) (b)	91,700	591,465
SkyWest, Inc. (a)	15,003	629,226
Spirit Airlines, Inc. (b)	34,069	562,138
Sun Country Airlines Holdings, Inc. (a) (b)	11,200	166,208
		2,976,827
PERSONAL CARE PRODUCTS — 0.4%
Beauty Health Co. (a) (b)	28,900	173,978
BellRing Brands, Inc. (a)	41,722	1,720,198
Coty, Inc. Class A (a)	117,200	1,285,684
Edgewell Personal Care Co.	16,579	612,760
elf Beauty, Inc. (a)	17,300	1,900,059
Herbalife Ltd. (a) (b)	30,776	430,556
Inter Parfums, Inc.	5,970	802,010
Medifast, Inc.	3,726	278,891
Nature's Sunshine Products, Inc. (a)	4,800	79,536
Nu Skin Enterprises, Inc. Class A	15,758	334,227
Olaplex Holdings, Inc. (a) (b)	40,900	79,755
Thorne HealthTech, Inc. (a)	4,300	43,817
USANA Health Sciences, Inc. (a)	3,304	193,648
Waldencast PLC Class A (a) (b)	12,400	116,808
		8,051,927
PHARMACEUTICALS — 1.1%
Aclaris Therapeutics, Inc. (a) (b)	19,737	135,198
Amneal Pharmaceuticals, Inc. (a)	38,190	161,162
Amphastar Pharmaceuticals, Inc. (a)	12,227	562,320
Amylyx Pharmaceuticals, Inc. (a)	15,700	287,467
ANI Pharmaceuticals, Inc. (a)	4,933	286,410
Arvinas, Inc. (a)	15,696	308,269
Assertio Holdings, Inc. (a) (b)	24,500	62,720
Atea Pharmaceuticals, Inc. (a) (b)	21,600	64,800
Axsome Therapeutics, Inc. (a) (b)	11,500	803,735
Biote Corp. Class A (a)	4,300	22,016
Bright Green Corp. (a)	18,200	7,205
Cara Therapeutics, Inc. (a) (b)	11,300	18,984
Cassava Sciences, Inc. (a) (b)	12,800	212,992
Security Description	Shares	Value
Citius Pharmaceuticals, Inc. (a) (b)	37,800	$25,870
Collegium Pharmaceutical, Inc. (a)	11,767	262,993
Corcept Therapeutics, Inc. (a)	25,384	691,587
CorMedix, Inc. (a) (b)	13,700	50,690
Cymabay Therapeutics, Inc. (a) (b)	34,300	511,413
Edgewise Therapeutics, Inc. (a)	12,141	69,568
Elanco Animal Health, Inc. (a)	159,456	1,792,285
Enliven Therapeutics, Inc. (a) (b)	7,200	98,352
Evolus, Inc. (a) (b)	11,800	107,852
Eyenovia, Inc. (a) (b)	8,600	14,276
EyePoint Pharmaceuticals, Inc. (a) (b)	8,900	71,111
Harmony Biosciences Holdings, Inc. (a)	10,100	330,977
Harrow, Inc. (a) (b)	8,700	125,019
Ikena Oncology, Inc. (a)	6,500	28,145
Innoviva, Inc. (a)	22,853	296,861
Intra-Cellular Therapies, Inc. (a)	30,425	1,584,838
Jazz Pharmaceuticals PLC (a)	19,906	2,576,633
Jounce Therapeutics, Inc. (a) (b)	20,900	627
Ligand Pharmaceuticals, Inc. (a)	5,036	301,757
Liquidia Corp. (a)	14,300	90,662
Longboard Pharmaceuticals, Inc. (a)	4,800	26,688
Marinus Pharmaceuticals, Inc. (a) (b)	15,300	123,165
NGM Biopharmaceuticals, Inc. (a)	9,760	10,443
Nuvation Bio, Inc. (a)	32,000	42,880
Ocular Therapeutix, Inc. (a) (b)	23,400	73,476
Omeros Corp. (a) (b)	18,700	54,604
Optinose, Inc. (a) (b)	22,400	27,552
Pacira BioSciences, Inc. (a)	15,137	464,403
Perrigo Co. PLC	43,000	1,373,850
Phathom Pharmaceuticals, Inc. (a) (b)	10,700	110,959
Phibro Animal Health Corp. Class A	4,900	62,573
Pliant Therapeutics, Inc. (a) (b)	17,400	301,716
Prestige Consumer Healthcare, Inc. (a)	15,716	898,798
Revance Therapeutics, Inc. (a) (b)	27,774	318,568
Royalty Pharma PLC Class A	122,542	3,325,790
Scilex Holding Co. (a)	19,081	26,713
scPharmaceuticals, Inc. (a) (b)	8,900	63,368
SIGA Technologies, Inc. (b)	13,300	69,825
Supernus Pharmaceuticals, Inc. (a)	16,300	449,391
Taro Pharmaceutical Industries Ltd. (a)	2,500	94,275

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Tarsus Pharmaceuticals, Inc. (a) (b)	6,900	$122,613
Terns Pharmaceuticals, Inc. (a) (b)	13,200	66,396
Theravance Biopharma, Inc. (a) (b)	19,804	170,909
Theseus Pharmaceuticals, Inc. (a)	5,500	14,795
Third Harmonic Bio, Inc. (a)	5,100	32,589
Trevi Therapeutics, Inc. (a)	12,800	27,904
Ventyx Biosciences, Inc. (a) (b)	14,800	514,004
Verrica Pharmaceuticals, Inc. (a) (b)	6,400	24,864
WaVe Life Sciences Ltd. (a)	18,200	104,650
Xeris Biopharma Holdings, Inc. (a) (b)	42,700	79,422
Zevra Therapeutics, Inc. (a) (b)	10,700	51,574
		21,093,551
PROFESSIONAL SERVICES — 2.4%
Alight, Inc. Class A (a)	126,000	893,340
ASGN, Inc. (a)	15,335	1,252,563
Barrett Business Services, Inc.	2,239	202,047
Blacksky Technology, Inc. (a) (b)	36,400	42,588
Booz Allen Hamilton Holding Corp.	42,552	4,649,657
CACI International, Inc. Class A (a)	7,271	2,282,585
CBIZ, Inc. (a)	17,700	918,630
Clarivate PLC (a) (b)	156,400	1,049,444
Concentrix Corp.	14,274	1,143,490
Conduent, Inc. (a)	60,900	211,932
CRA International, Inc.	2,145	216,130
CSG Systems International, Inc.	9,992	510,791
Dun & Bradstreet Holdings, Inc.	90,362	902,716
ExlService Holdings, Inc. (a)	51,585	1,446,443
Exponent, Inc.	16,109	1,378,930
First Advantage Corp.	19,000	262,010
FiscalNote Holdings, Inc. (a)	19,200	39,936
Forrester Research, Inc. (a)	3,000	86,700
Franklin Covey Co. (a)	3,883	166,658
FTI Consulting, Inc. (a)	10,808	1,928,255
Genpact Ltd.	57,953	2,097,899
Heidrick & Struggles International, Inc.	5,300	132,606
HireQuest, Inc.	1,600	24,688
HireRight Holdings Corp. (a)	6,500	61,815
Huron Consulting Group, Inc. (a)	6,031	628,189
IBEX Holdings Ltd. (a)	2,600	40,170
ICF International, Inc.	6,112	738,391
Innodata, Inc. (a) (b)	7,800	66,534
Insperity, Inc.	12,010	1,172,176
KBR, Inc.	43,526	2,565,422
Kelly Services, Inc. Class A	10,895	198,180
Kforce, Inc. (b)	6,054	361,182
Security Description	Shares	Value
Korn Ferry	17,057	$809,184
Legalzoom.com, Inc. (a)	32,300	353,362
ManpowerGroup, Inc.	16,235	1,190,350
Maximus, Inc.	19,207	1,434,379
Mistras Group, Inc. (a)	6,400	34,880
NV5 Global, Inc. (a)	4,344	418,023
Paylocity Holding Corp. (a)	13,597	2,470,575
Planet Labs PBC (a) (b)	60,200	156,520
Resources Connection, Inc.	8,800	131,208
Science Applications International Corp.	17,182	1,813,388
Skillsoft Corp. (a) (b)	28,900	25,617
SS&C Technologies Holdings, Inc.	72,081	3,787,136
Sterling Check Corp. (a) (b)	10,600	133,772
TransUnion	63,062	4,527,221
TriNet Group, Inc. (a)	12,404	1,444,818
TrueBlue, Inc. (a)	9,407	138,001
TTEC Holdings, Inc.	6,107	160,126
Upwork, Inc. (a)	40,124	455,809
Verra Mobility Corp. (a) (b)	44,881	839,275
Willdan Group, Inc. (a)	3,471	70,913
		48,066,654
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
American Realty Investors, Inc. (a)	300	4,386
Anywhere Real Estate, Inc. (a)	36,995	237,878
Compass, Inc. Class A (a) (b)	100,300	290,870
Cushman & Wakefield PLC (a)	54,706	416,860
DigitalBridge Group, Inc. (b)	53,229	935,766
Douglas Elliman, Inc.	29,902	67,578
eXp World Holdings, Inc. (b)	23,800	386,512
Forestar Group, Inc. (a)	6,506	175,272
FRP Holdings, Inc. (a)	1,889	101,949
Howard Hughes Holdings, Inc. (a)	10,938	810,834
Jones Lang LaSalle, Inc. (a)	15,207	2,146,924
Kennedy-Wilson Holdings, Inc.	38,857	572,752
Marcus & Millichap, Inc. (b)	7,446	218,466
Maui Land & Pineapple Co., Inc. (a) (b)	3,156	41,817
Newmark Group, Inc. Class A	44,912	288,784
Opendoor Technologies, Inc. (a) (b)	174,700	461,208
RE/MAX Holdings, Inc. Class A	6,500	84,110
Redfin Corp. (a) (b)	34,200	240,768
RMR Group, Inc. Class A	6,107	149,744
St. Joe Co.	11,200	608,496
Stratus Properties, Inc. (a) (b)	1,400	38,360
Tejon Ranch Co. (a)	5,400	87,588
Transcontinental Realty Investors, Inc. REIT (a) (b)	500	15,310
Zillow Group, Inc. Class A (a)	18,712	838,110
Zillow Group, Inc. Class C (a) (b)	50,114	2,313,262
		11,533,604

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
RESIDENTIAL REITs — 0.9%
American Homes 4 Rent Class A REIT	110,216	$3,713,177
Apartment Income REIT Corp.	51,600	1,584,120
Apartment Investment & Management Co. Class A REIT (a)	47,700	324,360
BRT Apartments Corp. REIT	3,000	51,810
Centerspace REIT	4,465	269,061
Clipper Realty, Inc. REIT	2,693	13,950
Elme Communities REIT	29,202	398,315
Equity LifeStyle Properties, Inc. REIT	57,272	3,648,799
Independence Realty Trust, Inc. REIT	78,073	1,098,487
NexPoint Residential Trust, Inc. REIT	7,548	242,895
Sun Communities, Inc. REIT	40,221	4,759,753
UMH Properties, Inc. REIT	18,800	263,576
Veris Residential, Inc. REIT	26,847	442,975
		16,811,278
RETAIL REITs — 0.8%
Acadia Realty Trust REIT	28,747	412,520
Agree Realty Corp. REIT	29,356	1,621,625
Alexander's, Inc. REIT	802	146,149
Brixmor Property Group, Inc. REIT	95,548	1,985,488
CBL & Associates Properties, Inc. REIT	7,500	157,350
Getty Realty Corp. REIT	13,674	379,180
InvenTrust Properties Corp. REIT	22,900	545,249
Kite Realty Group Trust REIT	68,752	1,472,668
Macerich Co. REIT	71,758	782,880
NETSTREIT Corp. (b)	20,500	319,390
NNN REIT, Inc.	58,063	2,051,946
Phillips Edison & Co., Inc. REIT (b)	37,800	1,267,812
Retail Opportunity Investments Corp. REIT	47,000	581,860
RPT Realty REIT	26,600	280,896
Saul Centers, Inc. REIT	3,600	126,972
SITE Centers Corp. REIT	58,701	723,783
Spirit Realty Capital, Inc. REIT	45,048	1,510,459
Tanger Factory Outlet Centers, Inc. REIT	31,887	720,646
Urban Edge Properties REIT	35,400	540,204
Whitestone REIT	15,200	146,376
		15,773,453
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
ACM Research, Inc. Class A (a)	16,100	291,490
Aehr Test Systems (a) (b)	8,200	374,740
Allegro MicroSystems, Inc. (a)	24,100	769,754
Alpha & Omega Semiconductor Ltd. (a) (b)	6,587	196,556
Security Description	Shares	Value
Ambarella, Inc. (a)	12,229	$648,504
Amkor Technology, Inc.	32,735	739,811
Atomera, Inc. (a) (b)	7,000	43,820
Axcelis Technologies, Inc. (a)	10,485	1,709,579
CEVA, Inc. (a)	7,071	137,107
Cirrus Logic, Inc. (a)	17,740	1,312,050
Cohu, Inc. (a)	14,391	495,626
Credo Technology Group Holding Ltd. (a)	32,400	494,100
Diodes, Inc. (a)	14,792	1,166,201
Entegris, Inc.	49,015	4,602,999
FormFactor, Inc. (a)	25,546	892,577
GLOBALFOUNDRIES, Inc. (a) (b)	25,700	1,495,483
Ichor Holdings Ltd. (a)	9,399	290,993
Impinj, Inc. (a) (b)	7,652	421,089
indie Semiconductor, Inc. Class A (a) (b)	42,100	265,230
inTEST Corp. (a)	3,300	50,061
Kulicke & Soffa Industries, Inc. (b)	18,300	889,929
Lattice Semiconductor Corp. (a)	44,225	3,800,254
MACOM Technology Solutions Holdings, Inc. (a)	17,152	1,399,260
Marvell Technology, Inc.	280,791	15,199,217
Maxeon Solar Technologies Ltd. (a) (b)	10,700	124,013
MaxLinear, Inc. (a)	24,996	556,161
MKS Instruments, Inc.	21,475	1,858,446
Navitas Semiconductor Corp. (a) (b)	36,700	255,065
NVE Corp. (b)	1,500	123,210
Onto Innovation, Inc. (a)	15,657	1,996,581
PDF Solutions, Inc. (a)	9,629	311,980
Photronics, Inc. (a)	18,693	377,785
Power Integrations, Inc.	17,822	1,359,997
Rambus, Inc. (a)	35,001	1,952,706
Semtech Corp. (a)	20,700	533,025
Silicon Laboratories, Inc. (a)	10,067	1,166,665
SiTime Corp. (a) (b)	5,735	655,224
SkyWater Technology, Inc. (a)	4,700	28,294
SMART Global Holdings, Inc. (a)	16,180	393,983
Synaptics, Inc. (a)	12,590	1,126,050
Transphorm, Inc. (a)	7,500	16,650
Ultra Clean Holdings, Inc. (a)	14,098	418,288
Universal Display Corp.	15,086	2,368,351
Veeco Instruments, Inc. (a)	15,608	438,741
Wolfspeed, Inc. (a) (b)	39,901	1,520,228
		55,267,873
SOFTWARE — 9.5%
8x8, Inc. (a) (b)	38,600	97,272
A10 Networks, Inc.	20,500	308,115
ACI Worldwide, Inc. (a)	33,486	755,444
Adeia, Inc.	33,636	359,232
Agilysys, Inc. (a)	6,457	427,195

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Alarm.com Holdings, Inc. (a)	15,400	$941,556
Alkami Technology, Inc. (a) (b)	15,600	284,232
Altair Engineering, Inc. Class A (a)	16,853	1,054,324
Alteryx, Inc. Class A (a) (b)	20,222	762,167
American Software, Inc. Class A	9,800	112,308
Amplitude, Inc. Class A (a) (b)	20,100	232,557
Appfolio, Inc. Class A (a)	6,164	1,125,731
Appian Corp. Class A (a)	12,582	573,865
Applied Digital Corp. (a) (b)	22,800	142,272
AppLovin Corp. Class A (a) (b)	69,400	2,773,224
Asana, Inc. Class A (a) (b)	24,600	450,426
Aspen Technology, Inc. (a)	8,962	1,830,578
Asure Software, Inc. (a)	5,800	54,868
Atlassian Corp. Class A (a)	47,612	9,594,294
Aurora Innovation, Inc. (a) (b)	108,300	254,505
AvePoint, Inc. (a) (b)	54,900	368,928
Bentley Systems, Inc. Class B	63,300	3,175,128
Bill Holdings, Inc. (a) (b)	33,708	3,659,678
Bit Digital, Inc. (a) (b)	26,300	56,282
Blackbaud, Inc. (a)	13,433	944,609
BlackLine, Inc. (a)	17,762	985,258
Box, Inc. Class A (a)	44,627	1,080,420
Braze, Inc. Class A (a) (b)	16,900	789,737
C3.ai, Inc. Class A (a) (b)	20,000	510,400
CCC Intelligent Solutions Holdings, Inc. (a) (b)	65,900	879,765
Cerence, Inc. (a)	12,479	254,197
Cipher Mining, Inc. (a) (b)	12,900	30,057
Cleanspark, Inc. (a)	36,200	137,922
Clear Secure, Inc. Class A (b)	25,900	493,136
CommVault Systems, Inc. (a)	13,520	914,087
Confluent, Inc. Class A (a)	61,100	1,809,171
Consensus Cloud Solutions, Inc. (a)	6,268	157,828
CoreCard Corp. (a) (b)	2,200	44,000
Couchbase, Inc. (a)	12,100	207,636
Crowdstrike Holdings, Inc. Class A (a)	69,406	11,617,176
CS Disco, Inc. (a) (b)	7,700	51,128
Datadog, Inc. Class A (a)	90,162	8,212,857
Digimarc Corp. (a) (b)	5,167	167,876
Digital Turbine, Inc. (a) (b)	33,386	201,985
DocuSign, Inc. (a)	66,449	2,790,858
Dolby Laboratories, Inc. Class A	19,124	1,515,768
Domo, Inc. Class B (a) (b)	11,144	109,323
DoubleVerify Holdings, Inc. (a) (b)	40,800	1,140,360
Dropbox, Inc. Class A (a)	83,142	2,263,957
Dynatrace, Inc. (a)	77,200	3,607,556
E2open Parent Holdings, Inc. (a) (b)	63,900	290,106
Ebix, Inc. (b)	9,298	91,864
eGain Corp. (a)	4,894	30,000
Elastic NV (a) (b)	26,120	2,121,989
Enfusion, Inc. Class A (a) (b)	13,500	121,095
EngageSmart, Inc. (a)	13,800	248,262
Security Description	Shares	Value
Envestnet, Inc. (a)	15,399	$678,018
Everbridge, Inc. (a)	12,414	278,322
EverCommerce, Inc. (a)	6,100	61,183
Expensify, Inc. Class A (a)	17,000	55,250
Five9, Inc. (a)	23,296	1,497,933
Freshworks, Inc. Class A (a)	51,900	1,033,848
Gitlab, Inc. Class A (a) (b)	28,700	1,297,814
Guidewire Software, Inc. (a)	27,674	2,490,660
HashiCorp, Inc. Class A (a)	31,900	728,277
HubSpot, Inc. (a)	15,104	7,438,720
Informatica, Inc. Class A (a)	13,900	292,873
Instructure Holdings, Inc. (a) (b)	7,000	177,800
Intapp, Inc. (a) (b)	8,300	278,216
InterDigital, Inc. (b)	8,373	671,850
Jamf Holding Corp. (a) (b)	22,700	400,882
Kaltura, Inc. (a) (b)	25,500	44,115
LivePerson, Inc. (a)	23,200	90,248
LiveRamp Holdings, Inc. (a)	21,001	605,669
LiveVox Holdings, Inc. (a) (b)	11,400	38,076
Manhattan Associates, Inc. (a)	20,028	3,958,734
Marathon Digital Holdings, Inc. (a) (b)	56,100	476,850
Matterport, Inc. (a)	86,600	187,922
MeridianLink, Inc. (a) (b)	9,200	156,952
MicroStrategy, Inc. Class A (a) (b)	3,535	1,160,470
Mitek Systems, Inc. (a) (b)	13,161	141,086
Model N, Inc. (a)	11,156	272,318
N-able, Inc. (a)	22,452	289,631
nCino, Inc. (a)	23,000	731,400
NCR Corp. (a)	40,567	1,094,092
New Relic, Inc. (a)	18,231	1,560,938
NextNav, Inc. (a)	17,600	90,464
Nutanix, Inc. Class A (a)	76,247	2,659,495
Olo, Inc. Class A (a)	28,800	174,528
ON24, Inc.	10,000	63,300
OneSpan, Inc. (a) (b)	12,697	136,493
PagerDuty, Inc. (a)	28,398	638,671
Palantir Technologies, Inc. Class A (a)	616,300	9,860,800
Paycor HCM, Inc. (a) (b)	19,400	442,902
Pegasystems, Inc.	13,536	587,598
PowerSchool Holdings, Inc. Class A (a) (b)	16,900	382,954
Procore Technologies, Inc. (a)	25,600	1,672,192
Progress Software Corp.	13,438	706,570
PROS Holdings, Inc. (a) (b)	13,600	470,832
Q2 Holdings, Inc. (a)	19,738	636,945
Qualys, Inc. (a)	11,795	1,799,327
Rapid7, Inc. (a)	19,025	870,965
Red Violet, Inc. (a) (b)	2,800	56,028
Rimini Street, Inc. (a)	16,300	35,860
RingCentral, Inc. Class A (a) (b)	28,378	840,840
Riot Platforms, Inc. (a) (b)	54,914	512,348
Sapiens International Corp. NV	10,300	292,829

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SEMrush Holdings, Inc. Class A (a)	9,600	$81,600
SentinelOne, Inc. Class A (a) (b)	75,700	1,276,302
Smartsheet, Inc. Class A (a)	41,055	1,661,085
SolarWinds Corp. (a)	18,151	171,345
SoundHound AI, Inc. Class A (a) (b)	43,100	86,631
SoundThinking, Inc. (a) (b)	2,600	46,540
Splunk, Inc. (a)	50,503	7,386,064
Sprinklr, Inc. Class A (a)	32,900	455,336
Sprout Social, Inc. Class A (a) (b)	15,047	750,544
SPS Commerce, Inc. (a)	11,697	1,995,625
Tenable Holdings, Inc. (a)	36,700	1,644,160
Teradata Corp. (a)	32,475	1,462,025
Terawulf, Inc. (a) (b)	44,900	56,574
UiPath, Inc. Class A (a) (b)	123,000	2,104,530
Unity Software, Inc. (a) (b)	94,100	2,953,799
Varonis Systems, Inc. (a)	34,379	1,049,935
Verint Systems, Inc. (a)	20,329	467,364
Veritone, Inc. (a) (b)	10,700	27,606
Viant Technology, Inc. Class A (a)	2,900	16,240
VMware, Inc. Class A (a)	68,893	11,469,307
Weave Communications, Inc. (a)	10,200	83,130
Workday, Inc. Class A (a)	65,294	14,028,416
Workiva, Inc. (a) (b)	15,600	1,580,904
Xperi, Inc. (a)	12,514	123,388
Yext, Inc. (a)	34,807	220,328
Zeta Global Holdings Corp. Class A (a) (b)	45,800	382,430
Zoom Video Communications, Inc. Class A (a)	82,125	5,743,822
Zscaler, Inc. (a)	28,729	4,469,945
Zuora, Inc. Class A (a)	41,900	345,256
		186,476,883
SPECIALIZED REITs — 0.8%
CubeSmart REIT	72,088	2,748,715
EPR Properties REIT	23,749	986,534
Farmland Partners, Inc. REIT (b)	15,700	161,082
Four Corners Property Trust, Inc. REIT	27,809	617,082
Gaming & Leisure Properties, Inc. REIT	81,864	3,728,905
Gladstone Land Corp. REIT (b)	8,900	126,647
Lamar Advertising Co. Class A REIT	28,755	2,400,180
National Storage Affiliates Trust REIT	26,010	825,557
Outfront Media, Inc. REIT	45,467	459,217
PotlatchDeltic Corp. REIT	25,056	1,137,292
Rayonier, Inc. REIT	47,727	1,358,310
Safehold, Inc. REIT (b)	14,436	256,961
Security Description	Shares	Value
Uniti Group, Inc. REIT	79,970	$377,458
		15,183,940
SPECIALTY RETAIL — 2.5%
1-800-Flowers.com, Inc. Class A (a) (b)	7,100	49,700
Aaron's Co., Inc.	10,248	107,297
Abercrombie & Fitch Co. Class A (a)	15,942	898,651
Academy Sports & Outdoors, Inc.	24,000	1,134,480
Advance Auto Parts, Inc.	19,500	1,090,635
American Eagle Outfitters, Inc.	57,028	947,235
America's Car-Mart, Inc. (a) (b)	2,151	195,719
Arko Corp.	27,300	195,195
Asbury Automotive Group, Inc. (a)	6,702	1,541,929
AutoNation, Inc. (a)	9,769	1,479,027
BARK, Inc. (a) (b)	37,400	44,880
Big 5 Sporting Goods Corp.	5,100	35,751
Boot Barn Holdings, Inc. (a)	9,500	771,305
Buckle, Inc.	9,987	333,466
Build-A-Bear Workshop, Inc.	3,900	114,699
Burlington Stores, Inc. (a)	21,514	2,910,844
Caleres, Inc. (b)	10,790	310,320
Camping World Holdings, Inc. Class A (b)	13,627	278,127
CarParts.com, Inc. (a)	13,400	55,208
Carvana Co. (a)	30,895	1,296,972
Cato Corp. Class A	11,000	84,260
Chico's FAS, Inc. (a)	37,153	277,904
Children's Place, Inc. (a)	3,642	98,443
Designer Brands, Inc. Class A (b)	14,956	189,343
Destination XL Group, Inc. (a) (b)	16,100	72,128
Dick's Sporting Goods, Inc.	19,582	2,126,214
Duluth Holdings, Inc. Class B (a)	2,696	16,203
EVgo, Inc. (a) (b)	34,400	116,272
Five Below, Inc. (a)	17,724	2,851,792
Floor & Decor Holdings, Inc. Class A (a) (b)	34,056	3,082,068
Foot Locker, Inc. (b)	25,831	448,168
GameStop Corp. Class A (a) (b)	87,324	1,437,353
Gap, Inc. (b)	64,200	682,446
Genesco, Inc. (a)	4,305	132,680
Group 1 Automotive, Inc.	4,508	1,211,345
GrowGeneration Corp. (a) (b)	16,400	47,888
Guess?, Inc.	8,900	192,596
Haverty Furniture Cos., Inc.	4,805	138,288
Hibbett, Inc.	4,034	191,655
J Jill, Inc. (a)	1,400	41,440
Lands' End, Inc. (a)	4,700	35,109
Lazydays Holdings, Inc. (a) (b)	3,900	29,640
Leslie's, Inc. (a) (b)	57,471	325,286
Lithia Motors, Inc.	8,729	2,577,936

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MarineMax, Inc. (a)	6,876	$225,670
Monro, Inc.	10,598	294,306
Murphy USA, Inc.	6,370	2,176,820
National Vision Holdings, Inc. (a)	24,625	398,433
ODP Corp. (a)	10,518	485,406
OneWater Marine, Inc. Class A (a) (b)	3,200	81,984
Overstock.com, Inc. (a) (b)	13,682	216,449
Penske Automotive Group, Inc.	6,489	1,084,052
Petco Health & Wellness Co., Inc. (a) (b)	28,900	118,201
PetMed Express, Inc.	5,768	59,122
Rent the Runway, Inc. Class A (a) (b)	12,300	8,371
Revolve Group, Inc. (a) (b)	13,400	182,374
RH (a) (b)	5,560	1,469,842
Sally Beauty Holdings, Inc. (a)	35,048	293,702
Shoe Carnival, Inc. (b)	5,500	132,165
Signet Jewelers Ltd. (b)	14,600	1,048,426
Sleep Number Corp. (a)	6,817	167,630
Sonic Automotive, Inc. Class A	5,436	259,623
Sportsman's Warehouse Holdings, Inc. (a) (b)	12,570	56,439
Stitch Fix, Inc. Class A (a)	27,246	93,999
ThredUp, Inc. Class A (a) (b)	23,500	94,235
Tile Shop Holdings, Inc. (a) (b)	8,200	45,018
Tilly's, Inc. Class A (a)	12,537	101,800
Torrid Holdings, Inc. (a) (b)	11,400	25,194
Upbound Group, Inc. (b)	17,254	508,130
Urban Outfitters, Inc. (a)	20,250	661,973
Valvoline, Inc.	53,841	1,735,834
Victoria's Secret & Co. (a)	25,800	430,344
Warby Parker, Inc. Class A (a)	26,100	343,476
Wayfair, Inc. Class A (a) (b)	26,970	1,633,573
Williams-Sonoma, Inc. (b)	20,780	3,229,212
Winmark Corp.	874	326,116
Zumiez, Inc. (a)	4,000	71,200
		48,257,016
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Avid Technology, Inc. (a)	11,297	303,550
CompoSecure, Inc. (a) (b)	6,200	39,990
Corsair Gaming, Inc. (a)	13,200	191,796
CPI Card Group, Inc. (a) (b)	1,300	24,076
Eastman Kodak Co. (a) (b)	16,600	69,886
Immersion Corp.	9,600	63,456
Intevac, Inc. (a)	7,900	24,569
IonQ, Inc. (a) (b)	52,200	776,736
Pure Storage, Inc. Class A (a)	92,575	3,297,522
Super Micro Computer, Inc. (a)	14,715	4,035,147
Turtle Beach Corp. (a)	3,300	29,948
Xerox Holdings Corp. (b)	37,200	583,668
		9,440,344
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Allbirds, Inc. Class A (a) (b)	55,700	$61,827
Capri Holdings Ltd. (a)	37,591	1,977,663
Carter's, Inc.	11,460	792,459
Columbia Sportswear Co. (b)	12,820	949,962
Crocs, Inc. (a)	19,620	1,731,073
Deckers Outdoor Corp. (a)	8,440	4,338,920
Figs, Inc. Class A (a) (b)	39,600	233,640
Fossil Group, Inc. (a)	17,900	36,874
G-III Apparel Group Ltd. (a)	14,781	368,343
Hanesbrands, Inc. (b)	118,400	468,864
Kontoor Brands, Inc. (b)	18,000	790,380
Lululemon Athletica, Inc. (a)	36,604	14,114,868
Movado Group, Inc.	4,161	113,803
Oxford Industries, Inc.	4,630	445,082
PVH Corp.	20,000	1,530,200
Rocky Brands, Inc.	1,905	28,003
Skechers USA, Inc. Class A (a)	43,534	2,130,989
Steven Madden Ltd. (b)	23,213	737,477
Under Armour, Inc. Class A (a)	57,300	392,505
Under Armour, Inc. Class C (a) (b)	72,300	461,274
Vera Bradley, Inc. (a)	8,100	53,541
Wolverine World Wide, Inc.	24,180	194,891
		31,952,638
TOBACCO — 0.0% (d)
Ispire Technology, Inc. (a)	800	7,320
Turning Point Brands, Inc.	5,300	122,377
Universal Corp.	7,841	370,174
Vector Group Ltd.	43,996	468,117
		967,988
TRADING COMPANIES & DISTRIBUTORS — 2.0%
Air Lease Corp.	33,056	1,302,737
Alta Equipment Group, Inc. (b)	8,200	98,892
Applied Industrial Technologies, Inc.	12,401	1,917,319
Beacon Roofing Supply, Inc. (a)	17,103	1,319,838
BlueLinx Holdings, Inc. (a)	2,800	229,852
Boise Cascade Co.	12,701	1,308,711
Core & Main, Inc. Class A (a)	36,600	1,055,910
Custom Truck One Source, Inc. (a) (b)	17,400	107,880
Distribution Solutions Group, Inc. (a)	2,990	77,740
DXP Enterprises, Inc. (a)	5,000	174,700
EVI Industries, Inc. (a)	1,500	37,230
Ferguson PLC	68,100	11,200,407
FTAI Aviation Ltd.	32,000	1,137,600
GATX Corp.	11,131	1,211,387
Global Industrial Co.	4,100	137,350
GMS, Inc. (a)	12,900	825,213
H&E Equipment Services, Inc.	10,300	444,857
Herc Holdings, Inc.	9,238	1,098,768
Hudson Technologies, Inc. (a) (b)	14,200	188,860

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Karat Packaging, Inc.	1,700	$39,202
McGrath RentCorp	7,800	781,872
MRC Global, Inc. (a)	25,300	259,325
MSC Industrial Direct Co., Inc. Class A	14,499	1,423,077
NOW, Inc. (a)	33,219	394,310
Rush Enterprises, Inc. Class A	19,575	799,247
Rush Enterprises, Inc. Class B	2,850	129,076
SiteOne Landscape Supply, Inc. (a)	14,633	2,391,764
Textainer Group Holdings Ltd.	13,965	520,196
Titan Machinery, Inc. (a)	6,500	172,770
Transcat, Inc. (a)	2,300	225,331
Triton International Ltd. (a)	17,531	1,442,186
Veritiv Corp.	4,191	707,860
Watsco, Inc. (b)	10,703	4,042,737
WESCO International, Inc.	14,408	2,072,159
Willis Lease Finance Corp. (a)	1,200	50,760
Xometry, Inc. Class A (a) (b)	11,200	190,176
		39,517,299
WATER UTILITIES — 0.3%
American States Water Co.	12,701	999,315
Artesian Resources Corp. Class A	2,851	119,713
Cadiz, Inc. (a)	12,500	41,375
California Water Service Group	18,689	884,177
Consolidated Water Co. Ltd. (b)	4,600	130,824
Essential Utilities, Inc.	77,939	2,675,646
Global Water Resources, Inc.	3,800	37,050
Middlesex Water Co.	5,823	385,774
Pure Cycle Corp. (a)	7,800	74,880
SJW Group	10,187	612,340
York Water Co.	4,800	179,951
		6,141,045
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	19,610	233,947
Shenandoah Telecommunications Co.	16,450	339,035
Spok Holdings, Inc.	5,500	78,485
Telephone & Data Systems, Inc.	32,500	595,075
Tingo Group, Inc. (a) (b)	37,600	38,540
		1,285,082
TOTAL COMMON STOCKS (Cost $1,931,400,246)		1,952,407,609
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (f) (g)	19,181,567	$19,185,403
State Street Navigator Securities Lending Portfolio II (h) (i)	115,607,832	115,607,832
TOTAL SHORT-TERM INVESTMENTS (Cost $134,792,687)		134,793,235
TOTAL INVESTMENTS — 106.2% (Cost $2,066,192,933)		2,087,200,844
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(122,168,318)
NET ASSETS — 100.0%		$1,965,032,526
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2023.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	89	12/15/2023	$8,351,534	$8,003,770	$(347,764)
E-mini S&P MidCap 400 Index (long)	34	12/15/2023	8,927,734	8,569,360	(358,374)
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
$(706,138)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,950,956,792	$1,450,817	$0(a)	$1,952,407,609
Short-Term Investments	134,793,235	—	—	134,793,235
TOTAL INVESTMENTS	$2,085,750,027	$1,450,817	$0	$2,087,200,844
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(706,138)	$—	$—	$(706,138)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(706,138)	$—	$—	$(706,138)
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2023.

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,355,219	$15,358,290	$283,331,676	$279,506,520	$247	$1,710	19,181,567	$19,185,403	$790,967
State Street Navigator Securities Lending Portfolio II	81,374,120	81,374,120	550,542,183	516,308,471	—	—	115,607,832	115,607,832	1,877,788
Total		$96,732,410	$833,873,859	$795,814,991	$247	$1,710		$134,793,235	$2,668,755
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 94.1%
BRAZIL — 5.2%
Ambev SA	411,785	$1,078,579
Atacadao SA	58,300	103,666
B3 SA - Brasil Bolsa Balcao	507,276	1,245,589
Banco Bradesco SA	138,723	350,882
Banco Bradesco SA Preference Shares	463,143	1,323,213
Banco BTG Pactual SA	102,548	636,571
Banco BTG Pactual SA Preference Shares	8	13
Banco do Brasil SA	74,798	705,061
Banco Santander Brasil SA	31,900	166,026
BB Seguridade Participacoes SA	60,637	378,103
CCR SA	86,269	222,170
Centrais Eletricas Brasileiras SA	105,557	777,991
Centrais Eletricas Brasileiras SA Class B, Preference Shares	21,700	174,937
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	29,600	360,922
Cia Energetica de Minas Gerais Preference Shares	120,460	298,671
Cia Siderurgica Nacional SA	61,200	148,439
Cosan SA	105,600	361,621
CPFL Energia SA	19,700	132,286
Energisa SA	19,000	177,466
Eneva SA (a)	74,300	179,025
Engie Brasil Energia SA	18,787	155,507
Equatorial Energia SA	87,596	561,082
Gerdau SA Preference Shares	100,465	484,340
Hapvida Participacoes e Investimentos SA (a)(b)	459,963	431,916
Hypera SA	32,500	241,159
Itau Unibanco Holding SA Preference Shares	422,361	2,296,101
Itausa SA Preference Shares	450,204	814,023
Klabin SA	65,907	313,523
Localiza Rent a Car SA	77,811	910,376
Lojas Renner SA	83,455	223,427
Magazine Luiza SA (a)	261,476	110,751
Natura & Co. Holding SA (a)	77,690	225,998
Petroleo Brasileiro SA	324,314	2,455,098
Petroleo Brasileiro SA Preference Shares	414,998	2,872,119
PRIO SA (a)	69,600	654,117
Raia Drogasil SA	112,000	618,045
Rede D'Or Sao Luiz SA (b)	49,600	251,805
Rumo SA	112,700	513,828
Sendas Distribuidora SA	118,600	288,136
Suzano SA	69,524	753,968
Telefonica Brasil SA	36,255	312,773
TIM SA	73,000	217,168
TOTVS SA	45,293	244,328
Security Description	Shares	Value
Ultrapar Participacoes SA	62,564	$234,371
Vale SA	296,728	4,006,409
Vibra Energia SA	101,000	381,787
WEG SA	146,260	1,059,868
		30,453,254
CHILE — 0.5%
Banco de Chile	3,941,364	399,232
Banco de Credito e Inversiones SA	6,134	156,249
Banco Santander Chile	5,698,457	262,486
Cencosud SA	114,982	216,874
Cia Cervecerias Unidas SA	12,400	78,393
Cia Sud Americana de Vapores SA	1,359,500	81,112
Empresas CMPC SA	96,713	177,122
Empresas Copec SA	33,665	237,409
Enel Americas SA (a)	1,852,638	211,529
Enel Chile SA	2,430,866	146,938
Falabella SA	77,013	171,190
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	12,432	735,497
		2,874,031
CHINA — 26.4%
360 Security Technology, Inc. Class A (a)	15,100	20,373
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	3,500	10,424
3SBio, Inc. (b)	160,800	134,482
AAC Technologies Holdings, Inc.	66,500	113,779
Advanced Micro-Fabrication Equipment, Inc. China Class A	1,731	35,769
AECC Aero-Engine Control Co. Ltd. Class A	3,700	10,903
AECC Aviation Power Co. Ltd. Class A	7,100	36,203
Agricultural Bank of China Ltd. Class A	206,100	101,837
Agricultural Bank of China Ltd. Class H	2,542,500	947,937
Aier Eye Hospital Group Co. Ltd. Class A	21,436	52,871
Air China Ltd. Class A (a)	26,500	29,389
Air China Ltd. Class H (a)	166,000	112,124
Airtac International Group	12,650	383,648
Akeso, Inc. (a)(b)(c)	43,000	197,654
Alibaba Group Holding Ltd. (a)	1,431,256	15,643,241
Alibaba Health Information Technology Ltd. (a)(c)	472,500	294,413
Aluminum Corp. of China Ltd. Class A	29,300	25,255
Aluminum Corp. of China Ltd. Class H	360,000	201,332

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Angel Yeast Co. Ltd. Class A	3,300	$15,219
Anhui Conch Cement Co. Ltd. Class A	8,900	31,797
Anhui Conch Cement Co. Ltd. Class H	106,500	283,525
Anhui Gujing Distillery Co. Ltd. Class A	1,200	44,767
Anhui Gujing Distillery Co. Ltd. Class B	9,900	165,593
Anhui Honglu Steel Construction Group Co. Ltd. Class A	1,560	6,066
Anhui Kouzi Distillery Co. Ltd. Class A	1,500	10,654
Anhui Yingjia Distillery Co. Ltd. Class A	1,100	11,105
Anjoy Foods Group Co. Ltd. Class A	800	13,616
ANTA Sports Products Ltd.	111,200	1,251,592
Apeloa Pharmaceutical Co. Ltd. Class A	3,800	9,383
Asymchem Laboratories Tianjin Co. Ltd. Class A	840	17,490
Autohome, Inc. ADR	5,800	176,030
Avary Holding Shenzhen Co. Ltd. Class A	5,400	15,090
AVIC Industry-Finance Holdings Co. Ltd. Class A	10,400	4,996
AviChina Industry & Technology Co. Ltd. Class H	218,000	103,546
Avicopter PLC Class A	2,300	11,949
Baidu, Inc. Class A (a)	196,600	3,348,690
Bank of Beijing Co. Ltd. Class A	64,640	41,078
Bank of Changsha Co. Ltd. Class A	4,200	4,721
Bank of Chengdu Co. Ltd. Class A	6,200	11,709
Bank of China Ltd. Class A	76,900	39,792
Bank of China Ltd. Class H	6,924,000	2,422,386
Bank of Communications Co. Ltd. Class A	95,812	75,747
Bank of Communications Co. Ltd. Class H	760,000	459,968
Bank of Hangzhou Co. Ltd. Class A	14,000	21,445
Bank of Jiangsu Co. Ltd. Class A	43,336	42,707
Bank of Nanjing Co. Ltd. Class A	22,440	24,794
Bank of Ningbo Co. Ltd. Class A	17,500	64,540
Bank of Shanghai Co. Ltd. Class A	41,408	35,067
Baoshan Iron & Steel Co. Ltd. Class A	49,700	41,543
BeiGene Ltd. (a)	60,200	827,074
Security Description	Shares	Value
Beijing Capital International Airport Co. Ltd. Class H (a)	168,000	$77,867
Beijing Dabeinong Technology Group Co. Ltd. Class A	6,000	5,559
Beijing Easpring Material Technology Co. Ltd. Class A	1,100	6,356
Beijing Enlight Media Co. Ltd. Class A	12,900	15,227
Beijing Enterprises Holdings Ltd.	45,000	155,136
Beijing Enterprises Water Group Ltd.	374,000	81,659
Beijing Kingsoft Office Software, Inc. Class A	1,002	50,996
Beijing New Building Materials PLC Class A	2,800	11,549
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,900	10,620
Beijing Roborock Technology Co. Ltd. Class A	299	12,121
Beijing Shiji Information Technology Co. Ltd. Class A (a)	10,192	16,017
Beijing Tiantan Biological Products Corp. Ltd. Class A	3,800	13,368
Beijing Tongrentang Co. Ltd. Class A	3,400	25,564
Beijing United Information Technology Co. Ltd. Class A	1,828	8,337
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,785	11,755
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	82,300	57,949
Bethel Automotive Safety Systems Co. Ltd. Class A	900	9,079
Betta Pharmaceuticals Co. Ltd. Class A	1,600	12,579
BGI Genomics Co. Ltd. Class A	1,600	11,457
Bilibili, Inc. Class Z (a)(c)	17,200	237,844
Bloomage Biotechnology Corp. Ltd. Class A	1,241	14,775
BOC Aviation Ltd. (b)	19,000	132,580
BOC International China Co. Ltd. Class A	5,900	9,216
BOE Technology Group Co. Ltd. Class A	79,600	42,172
Bosideng International Holdings Ltd.	332,000	142,858
BYD Co. Ltd. Class A	4,100	133,201
BYD Co. Ltd. Class H	91,000	2,811,852
BYD Electronic International Co. Ltd.	69,500	316,803
By-health Co. Ltd. Class A	6,300	16,421
C&D International Investment Group Ltd.	64,404	156,737

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Caitong Securities Co. Ltd. Class A	16,900	$18,278
Cambricon Technologies Corp. Ltd. Class A (a)	949	16,145
Canmax Technologies Co. Ltd. Class A	1,430	5,044
CECEP Solar Energy Co. Ltd. Class A	16,300	12,954
CECEP Wind-Power Corp. Class A	15,970	7,168
CETC Cyberspace Security Technology Co. Ltd. Class A	1,100	3,590
CGN Power Co. Ltd. Class H (b)	951,700	246,679
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	800	15,263
Changjiang Securities Co. Ltd. Class A	19,700	15,764
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	1,100	22,949
Chaozhou Three-Circle Group Co. Ltd. Class A	3,700	15,743
Chengxin Lithium Group Co. Ltd. Class A	1,700	5,217
China Baoan Group Co. Ltd. Class A	10,000	14,302
China Cinda Asset Management Co. Ltd. Class H	792,481	79,938
China CITIC Bank Corp. Ltd. Class H	774,000	359,731
China Coal Energy Co. Ltd. Class H	185,000	145,036
China Communications Services Corp. Ltd. Class H	204,000	85,696
China Conch Venture Holdings Ltd.	132,500	113,013
China Construction Bank Corp. Class A	19,900	17,208
China Construction Bank Corp. Class H	8,382,500	4,730,766
China CSSC Holdings Ltd. Class A	12,900	49,399
China Eastern Airlines Corp. Ltd. Class A (a)	39,000	23,553
China Energy Engineering Corp. Ltd. Class A	65,100	20,194
China Everbright Bank Co. Ltd. Class A	92,500	38,977
China Everbright Bank Co. Ltd. Class H	300,000	90,017
China Everbright Environment Group Ltd.	349,222	120,393
China Feihe Ltd. (b)	324,000	191,127
China Galaxy Securities Co. Ltd. Class A	14,200	21,420
Security Description	Shares	Value
China Galaxy Securities Co. Ltd. Class H	322,000	$166,101
China Gas Holdings Ltd.	232,600	219,477
China Great Wall Securities Co. Ltd. Class A	8,300	9,455
China Greatwall Technology Group Co. Ltd. Class A	3,600	5,183
China Hongqiao Group Ltd.	202,000	197,826
China International Capital Corp. Ltd. Class A	4,400	22,623
China International Capital Corp. Ltd. Class H (b)	130,400	239,093
China Jinmao Holdings Group Ltd.	524,236	67,606
China Jushi Co. Ltd. Class A	12,829	23,771
China Life Insurance Co. Ltd. Class A	6,400	31,852
China Life Insurance Co. Ltd. Class H	648,000	1,009,417
China Literature Ltd. (a)(b)	37,600	137,546
China Longyuan Power Group Corp. Ltd. Class H	289,000	251,662
China Medical System Holdings Ltd.	124,000	187,777
China Meidong Auto Holdings Ltd.	52,000	28,484
China Mengniu Dairy Co. Ltd.	275,000	921,717
China Merchants Bank Co. Ltd. Class A	47,100	213,140
China Merchants Bank Co. Ltd. Class H	340,000	1,419,588
China Merchants Energy Shipping Co. Ltd. Class A	20,000	17,651
China Merchants Port Holdings Co. Ltd.	119,455	148,712
China Merchants Securities Co. Ltd. Class A	19,650	37,705
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	19,012	32,331
China Minsheng Banking Corp. Ltd. Class A	79,800	42,059
China Minsheng Banking Corp. Ltd. Class H (c)	564,200	193,065
China National Building Material Co. Ltd. Class H	334,000	175,277
China National Chemical Engineering Co. Ltd. Class A	21,200	22,638
China National Nuclear Power Co. Ltd. Class A	45,400	45,489
China National Software & Service Co. Ltd. Class A	2,000	10,401
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	8,900	26,618
China Oilfield Services Ltd. Class H	154,000	184,835

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
China Overseas Land & Investment Ltd.	333,000	$690,504
China Overseas Property Holdings Ltd.	120,000	135,447
China Pacific Insurance Group Co. Ltd. Class A	16,800	65,925
China Pacific Insurance Group Co. Ltd. Class H	229,000	573,096
China Petroleum & Chemical Corp. Class A	74,100	61,735
China Petroleum & Chemical Corp. Class H	2,160,000	1,180,411
China Power International Development Ltd. (c)	455,000	165,574
China Railway Group Ltd. Class A	57,600	53,918
China Railway Group Ltd. Class H	363,000	187,251
China Railway Signal & Communication Corp. Ltd. Class A	7,185	5,207
China Rare Earth Resources & Technology Co. Ltd. Class A	700	2,766
China Resources Beer Holdings Co. Ltd.	141,333	775,073
China Resources Cement Holdings Ltd. (c)	221,000	56,718
China Resources Gas Group Ltd.	80,000	234,427
China Resources Land Ltd.	280,000	1,115,445
China Resources Microelectronics Ltd. Class A	2,921	21,686
China Resources Mixc Lifestyle Services Ltd. (b)	59,200	238,861
China Resources Pharmaceutical Group Ltd. (b)	143,000	94,946
China Resources Power Holdings Co. Ltd.	166,000	316,661
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,900	13,070
China Ruyi Holdings Ltd. (a)(c)	528,000	136,857
China Shenhua Energy Co. Ltd. Class A	17,400	74,513
China Shenhua Energy Co. Ltd. Class H	294,000	953,491
China Southern Airlines Co. Ltd. Class A (a)	30,700	25,788
China Southern Airlines Co. Ltd. Class H (a)	178,000	86,593
China State Construction Engineering Corp. Ltd. Class A	91,500	69,450
China State Construction International Holdings Ltd.	174,000	183,068
China Taiping Insurance Holdings Co. Ltd.	129,200	128,675
Security Description	Shares	Value
China Three Gorges Renewables Group Co. Ltd. Class A	64,600	$42,382
China Tourism Group Duty Free Corp. Ltd. Class A	4,900	71,270
China Tourism Group Duty Free Corp. Ltd. Class H (b)	7,100	94,191
China Tower Corp. Ltd. Class H (b)	3,846,000	368,304
China Traditional Chinese Medicine Holdings Co. Ltd.	254,000	118,376
China United Network Communications Ltd. Class A	82,100	55,329
China Vanke Co. Ltd. Class A	23,400	42,010
China Vanke Co. Ltd. Class H	192,700	212,584
China Yangtze Power Co. Ltd. Class A	56,905	173,704
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,099	12,214
China Zheshang Bank Co. Ltd. Class A	45,110	15,850
Chinasoft International Ltd.	228,000	162,444
Chongqing Brewery Co. Ltd. Class A	900	10,532
Chongqing Changan Automobile Co. Ltd. Class A	21,494	39,650
Chongqing Fuling Zhacai Group Co. Ltd. Class A	5,070	10,974
Chongqing Rural Commercial Bank Co. Ltd. Class A	28,400	15,592
Chongqing Zhifei Biological Products Co. Ltd. Class A	6,750	45,091
Chow Tai Fook Jewellery Group Ltd.	173,000	260,654
CITIC Ltd.	506,000	465,177
CITIC Securities Co. Ltd. Class A	26,930	80,061
CITIC Securities Co. Ltd. Class H	158,725	321,834
CMOC Group Ltd. Class A	45,300	36,746
CMOC Group Ltd. Class H	324,000	208,089
CNGR Advanced Material Co. Ltd. Class A	800	5,562
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	7,275	4,613
CNPC Capital Co. Ltd. Class A	14,400	13,084
Contemporary Amperex Technology Co. Ltd. Class A	10,080	280,897
COSCO SHIPPING Development Co. Ltd. Class A	45,600	14,896
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	6,300	11,691

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (c)	118,000	$128,971
COSCO SHIPPING Holdings Co. Ltd. Class A	28,700	38,644
COSCO SHIPPING Holdings Co. Ltd. Class H	258,474	265,014
COSCO SHIPPING Ports Ltd.	116,508	76,166
Country Garden Holdings Co. Ltd. (a)(c)	1,143,193	132,830
Country Garden Services Holdings Co. Ltd. (c)	196,000	202,210
CRRC Corp. Ltd. Class A	67,800	54,346
CRRC Corp. Ltd. Class H	401,000	193,540
CSC Financial Co. Ltd. Class A	11,500	38,845
CSPC Pharmaceutical Group Ltd.	778,240	570,376
Daqin Railway Co. Ltd. Class A	33,200	33,219
Daqo New Energy Corp. ADR (a)	4,900	148,323
DaShenLin Pharmaceutical Group Co. Ltd. Class A	3,801	13,121
DHC Software Co. Ltd. Class A	4,400	3,925
Do-Fluoride New Materials Co. Ltd. Class A	1,540	3,393
Dong-E-E-Jiao Co. Ltd. Class A	2,700	18,181
Dongfang Electric Corp. Ltd. Class A	5,600	12,021
Dongfeng Motor Group Co. Ltd. Class H	220,000	86,799
Dongxing Securities Co. Ltd. Class A	11,600	12,944
Dongyue Group Ltd.	134,000	100,776
East Buy Holding Ltd. (a)(b)(c)	37,000	174,563
East Money Information Co. Ltd. Class A	38,979	81,320
Eastroc Beverage Group Co. Ltd. Class A	600	15,060
Ecovacs Robotics Co. Ltd. Class A	1,000	6,657
ENN Energy Holdings Ltd.	68,900	571,832
ENN Natural Gas Co. Ltd. Class A	4,000	9,564
Eoptolink Technology, Inc.Ltd. Class A	1,600	10,102
Eve Energy Co. Ltd. Class A	4,981	30,847
Everbright Securities Co. Ltd. Class A	7,899	18,062
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	26,377	9,522
Fangda Carbon New Material Co. Ltd. Class A (a)	17,360	13,772
Far East Horizon Ltd. (c)	109,000	78,495
FAW Jiefang Group Co. Ltd. Class A (a)	14,500	17,275
First Capital Securities Co. Ltd. Class A	14,100	11,399
Security Description	Shares	Value
Flat Glass Group Co. Ltd. Class A	3,400	$13,216
Flat Glass Group Co. Ltd. Class H (c)	40,000	89,889
Focus Media Information Technology Co. Ltd. Class A	37,600	36,899
Foshan Haitian Flavouring & Food Co. Ltd. Class A	11,394	59,412
Fosun International Ltd.	227,000	143,472
Founder Securities Co. Ltd. Class A	18,800	19,095
Foxconn Industrial Internet Co. Ltd. Class A	25,200	68,138
Fujian Sunner Development Co. Ltd. Class A	4,100	10,805
Fuyao Glass Industry Group Co. Ltd. Class A	5,000	25,337
Fuyao Glass Industry Group Co. Ltd. Class H (b)	52,056	238,617
Ganfeng Lithium Group Co. Ltd. Class A	4,620	28,282
Ganfeng Lithium Group Co. Ltd. Class H (b)(c)	33,999	139,567
G-bits Network Technology Xiamen Co. Ltd. Class A	300	15,055
GCL Technology Holdings Ltd.	1,760,000	328,096
GD Power Development Co. Ltd. Class A	49,800	25,154
GDS Holdings Ltd. ADR (a)(c)	15	164
GDS Holdings Ltd. Class A (a)	79,400	109,491
Geely Automobile Holdings Ltd.	525,000	619,394
GEM Co. Ltd. Class A	16,700	13,959
Gemdale Corp. Class A	7,600	7,114
Genscript Biotech Corp. (a)	100,000	263,667
GF Securities Co. Ltd. Class A	15,700	31,612
GF Securities Co. Ltd. Class H	87,000	116,861
GigaDevice Semiconductor, Inc. Class A	2,092	28,312
Ginlong Technologies Co. Ltd. Class A	950	10,237
GoerTek, Inc. Class A	10,600	22,958
Goldwind Science & Technology Co. Ltd. Class A	7,100	8,995
Gongniu Group Co. Ltd. Class A	1,000	14,236
Gotion High-tech Co. Ltd. Class A (a)	6,100	19,424
Great Wall Motor Co. Ltd. Class A	6,400	22,549
Great Wall Motor Co. Ltd. Class H (c)	198,000	236,128
Gree Electric Appliances, Inc. of Zhuhai Class A	7,500	37,367
Greenland Holdings Corp. Ltd. Class A (a)	26,700	10,041
Greentown China Holdings Ltd.	81,500	84,603
GRG Banking Equipment Co. Ltd. Class A	10,600	17,604

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Guangdong Haid Group Co. Ltd. Class A	5,100	$31,675
Guangdong Investment Ltd.	250,000	190,887
Guanghui Energy Co. Ltd. Class A	13,500	14,156
Guangzhou Automobile Group Co. Ltd. Class A	17,300	23,769
Guangzhou Automobile Group Co. Ltd. Class H	270,800	133,812
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,300	9,919
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	14,231
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,700	14,551
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	2,200	15,306
Guangzhou Tinci Materials Technology Co. Ltd. Class A	5,420	20,108
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	15,255	14,008
Guolian Securities Co. Ltd. Class A (a)	7,800	11,348
Guosen Securities Co. Ltd. Class A	20,600	26,041
Guotai Junan Securities Co. Ltd. Class A	15,700	31,332
Guoyuan Securities Co. Ltd. Class A	18,720	17,395
H World Group Ltd. ADR (a)	18,100	713,683
Haidilao International Holding Ltd. (b)(c)	145,000	388,797
Haier Smart Home Co. Ltd. Class A	13,400	43,405
Haier Smart Home Co. Ltd. Class H	212,000	667,250
Hainan Airlines Holding Co. Ltd. Class A (a)	98,500	20,009
Hainan Airport Infrastructure Co. Ltd. Class A (a)	26,000	14,167
Haitian International Holdings Ltd.	56,000	118,695
Haitong Securities Co. Ltd. Class A	28,000	38,239
Haitong Securities Co. Ltd. Class H	231,600	138,986
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	7,100	9,346
Hangzhou First Applied Material Co. Ltd. Class A	3,735	14,641
Hangzhou Oxygen Plant Group Co. Ltd. Class A	2,400	10,696
Hangzhou Robam Appliances Co. Ltd. Class A	1,000	3,699
Security Description	Shares	Value
Hangzhou Silan Microelectronics Co. Ltd. Class A	3,200	$10,699
Hangzhou Tigermed Consulting Co. Ltd. Class A	600	5,485
Hansoh Pharmaceutical Group Co. Ltd. (b)	102,000	138,833
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	2,900	9,728
Heilongjiang Agriculture Co. Ltd. Class A	7,600	13,728
Henan Shenhuo Coal & Power Co. Ltd. Class A	8,800	20,630
Henan Shuanghui Investment & Development Co. Ltd. Class A	8,297	30,053
Hengan International Group Co. Ltd.	55,000	175,214
Hengli Petrochemical Co. Ltd. Class A (a)	14,400	28,461
Hengtong Optic-electric Co. Ltd. Class A	4,300	8,334
Hengyi Petrochemical Co. Ltd. Class A (a)	16,510	16,656
Hesteel Co. Ltd. Class A	42,500	13,242
Hithink RoyalFlush Information Network Co. Ltd. Class A	1,000	20,514
Hongfa Technology Co. Ltd. Class A	140	645
Hoshine Silicon Industry Co. Ltd. Class A	900	7,462
Hoyuan Green Energy Co. Ltd. Class A	1,760	10,117
Hua Hong Semiconductor Ltd. (a)(b)(c)	50,800	128,689
Huadian Power International Corp. Ltd. Class A	27,200	19,227
Huadong Medicine Co. Ltd. Class A	4,060	23,538
Huafon Chemical Co. Ltd. Class A	14,900	14,459
Huagong Tech Co. Ltd. Class A	2,300	10,629
Huaibei Mining Holdings Co. Ltd. Class A	10,100	19,338
Hualan Biological Engineering, Inc. Class A	4,810	14,656
Huaneng Power International, Inc. Class A (a)	17,800	19,227
Huaneng Power International, Inc. Class H (a)(c)	368,000	178,553
Huatai Securities Co. Ltd. Class A	15,418	33,457
Huatai Securities Co. Ltd. Class H (b)	117,500	150,028
Huaxi Securities Co. Ltd. Class A	10,400	11,876
Huaxia Bank Co. Ltd. Class A	35,100	27,557

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Huayu Automotive Systems Co. Ltd. Class A	7,300	$18,807
Hubei Xingfa Chemicals Group Co. Ltd. Class A	2,100	5,698
Huizhou Desay Sv Automotive Co. Ltd. Class A	1,000	19,715
Humanwell Healthcare Group Co. Ltd. Class A	4,400	14,609
Hunan Valin Steel Co. Ltd. Class A	26,500	21,751
Hundsun Technologies, Inc. Class A	3,671	16,350
Hygeia Healthcare Holdings Co. Ltd. Class C (b)(c)	31,400	176,007
IEIT Systems Co. Ltd. Class A	1,848	9,540
Iflytek Co. Ltd. Class A	5,550	38,591
Imeik Technology Development Co. Ltd. Class A	600	32,140
Industrial & Commercial Bank of China Ltd. Class A	154,642	99,334
Industrial & Commercial Bank of China Ltd. Class H	5,674,000	2,731,281
Industrial Bank Co. Ltd. Class A	51,799	115,816
Industrial Securities Co. Ltd. Class A	24,600	21,677
Ingenic Semiconductor Co. Ltd. Class A	1,900	19,222
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	133,700	31,564
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	5,100	9,632
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	33,800	18,974
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	15,900	57,898
Inner Mongolia Yitai Coal Co. Ltd. Class B (a)	93,500	130,806
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	5,400	5,240
Innovent Biologics, Inc. (a)(b)	100,000	488,390
iQIYI, Inc. ADR (a)(c)	40,000	189,600
JA Solar Technology Co. Ltd. Class A	7,280	25,560
Jason Furniture Hangzhou Co. Ltd. Class A	2,600	14,449
JCET Group Co. Ltd. Class A	5,900	24,699
JD Health International, Inc. (a)(b)(c)	96,750	501,548
JD Logistics, Inc. (a)(b)	169,400	215,215
JD.com, Inc. Class A	204,572	3,006,472
Jiangsu Eastern Shenghong Co. Ltd. Class A	15,100	23,938
Jiangsu Expressway Co. Ltd. Class H	106,000	95,689
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,664	23,365
Security Description	Shares	Value
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	14,344	$88,477
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,700	21,742
Jiangsu Pacific Quartz Co. Ltd. Class A	800	11,713
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,500	62,162
Jiangsu Yangnong Chemical Co. Ltd. Class A	520	4,925
Jiangsu Yoke Technology Co. Ltd. Class A	1,200	10,640
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	3,200	15,127
Jiangsu Zhongtian Technology Co. Ltd. Class A	8,400	17,121
Jiangxi Copper Co. Ltd. Class A	5,100	13,482
Jiangxi Copper Co. Ltd. Class H	102,000	159,932
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	6,900	8,410
Jinduicheng Molybdenum Co. Ltd. Class A	7,400	11,274
Jinko Solar Co. Ltd. Class A	15,328	21,249
JiuGui Liquor Co. Ltd. Class A	700	8,475
Jiumaojiu International Holdings Ltd. (b)(c)	83,000	112,972
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	8,600	14,625
Jointown Pharmaceutical Group Co. Ltd. Class A	11,175	16,611
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (a)	1,600	7,585
JOYY, Inc. ADR	4,200	160,062
Juewei Food Co. Ltd. Class A	2,300	11,863
Juneyao Airlines Co. Ltd. Class A (a)	5,000	9,814
Kanzhun Ltd. ADR (a)	19,100	289,747
KE Holdings, Inc. ADR	57,400	890,848
Kingboard Holdings Ltd.	60,500	135,803
Kingdee International Software Group Co. Ltd. (a)	237,000	291,717
Kingsoft Corp. Ltd.	82,600	299,526
Kuaishou Technology (a)(b)	202,300	1,623,442
Kuang-Chi Technologies Co. Ltd. Class A	7,100	14,072
Kunlun Energy Co. Ltd.	336,000	289,587
Kunlun Tech Co. Ltd. Class A (a)	2,700	14,208
Kweichow Moutai Co. Ltd. Class A	2,899	715,643
LB Group Co. Ltd. Class A	8,200	20,675
Lenovo Group Ltd.	632,000	651,218

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Lens Technology Co. Ltd. Class A	9,100	$15,338
Lepu Medical Technology Beijing Co. Ltd. Class A	5,300	11,952
Li Auto, Inc. Class A (a)	97,900	1,728,783
Li Ning Co. Ltd.	206,500	868,783
Liaoning Port Co. Ltd. Class A	42,900	9,244
Lingyi iTech Guangdong Co. Class A	10,200	8,008
Livzon Pharmaceutical Group, Inc. Class A	2,700	13,689
Longfor Group Holdings Ltd. (b)	163,378	293,719
LONGi Green Energy Technology Co. Ltd. Class A	19,024	71,231
Lufax Holding Ltd. ADR	64,000	67,840
Luxi Chemical Group Co. Ltd. Class A	4,600	7,147
Luxshare Precision Industry Co. Ltd. Class A	15,571	63,731
Luzhou Laojiao Co. Ltd. Class A	3,600	107,050
Mango Excellent Media Co. Ltd. Class A	3,540	13,755
Maxscend Microelectronics Co. Ltd. Class A	1,184	18,965
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	15,000	14,000
Meituan Class B (a)(b)	442,230	6,470,956
Metallurgical Corp. of China Ltd. Class A	43,900	22,113
Microport Scientific Corp. (a)(c)	72,349	109,375
Ming Yang Smart Energy Group Ltd. Class A	4,600	9,963
MINISO Group Holding Ltd. ADR	8,100	209,790
Minth Group Ltd.	64,000	164,661
Montage Technology Co. Ltd. Class A	3,180	21,692
Muyuan Foods Co. Ltd. Class A	12,976	67,482
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	5,272	9,183
Nanjing Securities Co. Ltd. Class A	8,400	9,350
NARI Technology Co. Ltd. Class A	18,741	57,079
National Silicon Industry Group Co. Ltd. Class A (a)	6,226	16,894
NAURA Technology Group Co. Ltd. Class A	1,500	49,679
NavInfo Co. Ltd. Class A (a)	2,400	3,337
NetEase, Inc.	167,325	3,407,667
NetEase, Inc. ADR	560	56,090
New China Life Insurance Co. Ltd. Class A	4,400	22,242
Security Description	Shares	Value
New China Life Insurance Co. Ltd. Class H	71,100	$171,399
New Hope Liuhe Co. Ltd. Class A (a)	10,100	15,249
New Oriental Education & Technology Group, Inc. (a)	129,700	789,940
Ninestar Corp. Class A	3,800	13,488
Ningbo Deye Technology Co. Ltd. Class A	900	9,566
Ningbo Joyson Electronic Corp. Class A	6,700	16,010
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,500	13,660
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	879	5,064
Ningbo Shanshan Co. Ltd. Class A	4,200	8,013
Ningbo Tuopu Group Co. Ltd. Class A	2,600	26,454
Ningxia Baofeng Energy Group Co. Ltd. Class A	16,000	31,404
NIO, Inc. ADR (a)	120,700	1,091,128
Nongfu Spring Co. Ltd. Class H (b)	153,400	881,401
North Industries Group Red Arrow Co. Ltd. Class A	2,200	4,457
Offshore Oil Engineering Co. Ltd. Class A	6,200	5,514
Oppein Home Group, Inc. Class A	1,680	22,111
Orient Securities Co. Ltd. Class A	15,292	20,107
Ovctek China, Inc. Class A	3,160	11,138
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	21,100	10,658
PDD Holdings, Inc. ADR (a)	52,100	5,109,447
People.cn Co. Ltd. Class A	2,500	13,156
People's Insurance Co. Group of China Ltd. Class A	19,600	15,872
People's Insurance Co. Group of China Ltd. Class H	755,000	270,887
Perfect World Co. Ltd. Class A	4,800	8,696
PetroChina Co. Ltd. Class A	53,100	58,160
PetroChina Co. Ltd. Class H	1,838,000	1,384,628
Pharmaron Beijing Co. Ltd. Class A	4,275	18,248
PICC Property & Casualty Co. Ltd. Class H	601,000	771,984
Ping An Bank Co. Ltd. Class A	45,800	70,406
Ping An Healthcare & Technology Co. Ltd. (a)(b)(c)	45,800	106,900
Ping An Insurance Group Co. of China Ltd. Class A	24,600	163,083
Ping An Insurance Group Co. of China Ltd. Class H	584,000	3,344,344
Piotech, Inc. Class A	426	13,928

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Poly Developments & Holdings Group Co. Ltd. Class A	31,500	$55,081
Pop Mart International Group Ltd. (b)	40,400	119,418
Postal Savings Bank of China Co. Ltd. Class A	59,800	40,793
Postal Savings Bank of China Co. Ltd. Class H (b)	689,000	348,377
Power Construction Corp. of China Ltd. Class A	46,500	34,145
Pylon Technologies Co. Ltd. Class A	554	9,938
Qi An Xin Technology Group, Inc. Class A (a)	1,561	11,025
Qifu Technology, Inc. ADR	9,900	152,064
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	12,600	29,677
Raytron Technology Co. Ltd. Class A	1,060	6,940
Riyue Heavy Industry Co. Ltd. Class A	2,400	5,231
Rongsheng Petrochemical Co. Ltd. Class A	29,255	47,823
SAIC Motor Corp. Ltd. Class A	17,400	35,346
Sailun Group Co. Ltd. Class A	7,600	13,154
Sanan Optoelectronics Co. Ltd. Class A	11,500	24,339
Sangfor Technologies, Inc. Class A (a)	750	9,605
Sany Heavy Equipment International Holdings Co. Ltd.	97,000	153,330
Sany Heavy Industry Co. Ltd. Class A	19,455	42,431
Satellite Chemical Co. Ltd. Class A	7,186	15,120
SDIC Capital Co. Ltd. Class A	14,600	13,807
SDIC Power Holdings Co. Ltd. Class A	17,100	27,625
Seazen Holdings Co. Ltd. Class A (a)	4,200	7,638
Seres Group Co. Ltd. Class A (a)	3,400	26,003
SF Holding Co. Ltd. Class A	11,800	66,080
SG Micro Corp. Class A	877	9,361
Shaanxi Coal Industry Co. Ltd. Class A	23,200	58,782
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	13,800	15,948
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	4,600	11,314
Shandong Gold Mining Co. Ltd. Class A	8,128	28,013
Shandong Gold Mining Co. Ltd. Class H (b)	66,500	125,836
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	4,250	18,725
Security Description	Shares	Value
Shandong Linglong Tyre Co. Ltd. Class A	4,800	$13,387
Shandong Nanshan Aluminum Co. Ltd. Class A	28,089	12,106
Shandong Sun Paper Industry JSC Ltd. Class A	10,500	17,669
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	214,800	188,694
Shanghai Aiko Solar Energy Co. Ltd. Class A	4,200	12,861
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	3,332	13,185
Shanghai Baosight Software Co. Ltd. Class A	5,600	34,726
Shanghai Baosight Software Co. Ltd. Class B	53,232	112,053
Shanghai Construction Group Co. Ltd. Class A	21,900	8,266
Shanghai Electric Group Co. Ltd. Class A (a)	41,000	26,336
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,820	18,921
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	47,000	110,421
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	185	6,333
Shanghai International Airport Co. Ltd. Class A (a)	2,968	15,435
Shanghai International Port Group Co. Ltd. Class A	16,300	11,522
Shanghai Jinjiang International Hotels Co. Ltd. Class A	2,700	13,934
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	2,405	12,709
Shanghai Lingang Holdings Corp. Ltd. Class A	6,900	10,768
Shanghai M&G Stationery, Inc. Class A	1,600	8,016
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	8,600	21,341
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	67,100	104,696
Shanghai Pudong Development Bank Co. Ltd. Class A	63,700	62,076
Shanghai Putailai New Energy Technology Co. Ltd. Class A	6,554	26,348
Shanghai RAAS Blood Products Co. Ltd. Class A	18,500	17,673
Shanghai Rural Commercial Bank Co. Ltd. Class A	22,000	18,238
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	13,000	13,275

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Shanxi Coal International Energy Group Co. Ltd. Class A	4,500	$11,643
Shanxi Coking Coal Energy Group Co. Ltd. Class A	13,200	18,226
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	9,600	25,022
Shanxi Meijin Energy Co. Ltd. Class A (a)	16,200	15,609
Shanxi Securities Co. Ltd. Class A	15,700	12,391
Shanxi Taigang Stainless Steel Co. Ltd. Class A	22,800	12,643
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	2,980	97,960
Shede Spirits Co. Ltd. Class A	800	13,725
Shenergy Co. Ltd. Class A	11,200	9,762
Shenghe Resources Holding Co. Ltd. Class A	4,400	6,565
Shengyi Technology Co. Ltd. Class A	6,000	12,649
Shennan Circuits Co. Ltd. Class A	960	8,772
Shenwan Hongyuan Group Co. Ltd. Class A	65,700	39,046
Shenzhen Capchem Technology Co. Ltd. Class A	1,000	6,014
Shenzhen Dynanonic Co. Ltd. Class A	960	10,088
Shenzhen Energy Group Co. Ltd. Class A	12,700	11,121
Shenzhen Inovance Technology Co. Ltd. Class A	3,350	30,572
Shenzhen International Holdings Ltd.	118,057	72,807
Shenzhen Kangtai Biological Products Co. Ltd. Class A (a)	3,918	15,740
Shenzhen Kedali Industry Co. Ltd. Class A	300	3,960
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,700	99,988
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,200	10,462
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	20,200	11,728
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	3,600	14,651
Shenzhen SC New Energy Technology Corp. Class A	500	5,212
Shenzhen Senior Technology Material Co. Ltd. Class A	1,292	2,318
Shenzhen Sunlord Electronics Co. Ltd. Class A	2,000	7,895
Shenzhen Transsion Holdings Co. Ltd. Class A	1,976	39,527
Security Description	Shares	Value
Shenzhou International Group Holdings Ltd.	71,900	$688,535
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	5,400	17,388
Sichuan Chuantou Energy Co. Ltd. Class A	10,000	20,314
Sichuan Hebang Biotechnology Co. Ltd. Class A	11,800	3,790
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	5,200	20,805
Sichuan New Energy Power Co. Ltd. Class A (a)	1,500	2,450
Sichuan Road & Bridge Group Co. Ltd. Class A	13,300	15,827
Sichuan Swellfun Co. Ltd. Class A	1,600	13,247
Sichuan Yahua Industrial Group Co. Ltd. Class A	1,600	3,290
Sieyuan Electric Co. Ltd. Class A	1,200	8,512
Silergy Corp.	28,000	264,122
Sinolink Securities Co. Ltd. Class A	8,500	10,838
Sinoma Science & Technology Co. Ltd. Class A	6,300	17,778
Sinomine Resource Group Co. Ltd. Class A	2,380	11,894
Sinopec Shanghai Petrochemical Co. Ltd. Class A (a)	24,500	10,424
Sinopharm Group Co. Ltd. Class H	116,400	337,376
Sinotruk Hong Kong Ltd.	58,000	111,677
Skshu Paint Co. Ltd. Class A (a)	952	8,955
Smoore International Holdings Ltd. (b)(c)	167,000	151,608
Songcheng Performance Development Co. Ltd. Class A	3,940	6,608
SooChow Securities Co. Ltd. Class A	15,600	18,050
Southwest Securities Co. Ltd. Class A	29,900	16,908
Spring Airlines Co. Ltd. Class A (a)	2,200	16,520
StarPower Semiconductor Ltd. Class A	600	14,794
Sungrow Power Supply Co. Ltd. Class A	3,600	44,228
Sunny Optical Technology Group Co. Ltd.	62,000	433,027
Sunresin New Materials Co. Ltd. Class A	1,100	8,817
Sunwoda Electronic Co. Ltd. Class A	6,200	14,381

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SUPCON Technology Co. Ltd. Class A	1,654	$10,851
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,700	6,426
Suzhou Maxwell Technologies Co. Ltd. Class A	921	16,006
Suzhou TFC Optical Communication Co. Ltd. Class A	900	11,735
TAL Education Group ADR (a)	37,800	344,358
TBEA Co. Ltd. Class A	12,073	24,558
TCL Technology Group Corp. Class A (a)	33,220	18,603
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	11,250	36,101
Tencent Holdings Ltd.	584,200	22,840,330
Tencent Music Entertainment Group ADR (a)	65,500	417,890
Thunder Software Technology Co. Ltd. Class A	1,400	14,713
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	2,500	8,674
Tianma Microelectronics Co. Ltd. Class A (a)	8,800	11,136
Tianqi Lithium Corp. Class A	3,600	27,142
Tianshan Aluminum Group Co. Ltd. Class A	3,000	2,697
Tianshui Huatian Technology Co. Ltd. Class A	9,100	11,216
Tingyi Cayman Islands Holding Corp.	170,000	237,466
Titan Wind Energy Suzhou Co. Ltd. Class A (a)	3,000	5,316
Tongcheng Travel Holdings Ltd. (a)	106,000	232,793
TongFu Microelectronics Co. Ltd. Class A	6,300	16,576
Tongkun Group Co. Ltd. Class A (a)	7,400	14,981
Tongling Nonferrous Metals Group Co. Ltd. Class A	42,200	18,477
Tongwei Co. Ltd. Class A	12,100	53,577
Topchoice Medical Corp. Class A (a)	1,100	13,316
Topsports International Holdings Ltd. (b)	165,000	125,354
TravelSky Technology Ltd. Class H	86,000	149,119
Trina Solar Co. Ltd. Class A	6,219	26,094
Trip.com Group Ltd. (a)	47,867	1,706,425
Tsingtao Brewery Co. Ltd. Class A	1,500	18,006
Tsingtao Brewery Co. Ltd. Class H	54,000	441,965
Security Description	Shares	Value
Unigroup Guoxin Microelectronics Co. Ltd. Class A (a)	2,379	$28,473
Uni-President China Holdings Ltd.	113,000	79,355
Unisplendour Corp. Ltd. Class A (a)	5,360	17,340
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	1,138	9,364
Vipshop Holdings Ltd. ADR (a)	29,188	467,300
Walvax Biotechnology Co. Ltd. Class A	4,400	14,216
Wanda Film Holding Co. Ltd. Class A (a)	5,000	9,251
Wanhua Chemical Group Co. Ltd. Class A	7,700	93,342
Want Want China Holdings Ltd.	411,000	268,163
Weibo Corp. ADR	6,560	82,262
Weichai Power Co. Ltd. Class A	19,400	33,364
Weichai Power Co. Ltd. Class H	175,000	238,194
Weihai Guangwei Composites Co. Ltd. Class A	1,280	4,823
Wens Foodstuffs Group Co. Ltd. Class A	14,240	33,969
Western Mining Co. Ltd. Class A	5,400	9,524
Western Securities Co. Ltd. Class A	14,600	13,226
Western Superconducting Technologies Co. Ltd. Class A	1,083	6,802
Will Semiconductor Co. Ltd. Shanghai Class A	3,375	43,108
Wingtech Technology Co. Ltd. Class A (a)	3,000	17,973
Wintime Energy Group Co. Ltd. Class A (a)	50,600	9,654
Wuchan Zhongda Group Co. Ltd. Class A	20,300	13,207
Wuhan Guide Infrared Co. Ltd. Class A	13,249	13,857
Wuliangye Yibin Co. Ltd. Class A	8,700	186,401
WUS Printed Circuit Kunshan Co. Ltd. Class A	4,180	12,914
WuXi AppTec Co. Ltd. Class A	6,333	74,910
WuXi AppTec Co. Ltd. Class H (b)(c)	31,091	372,170
Wuxi Biologics Cayman, Inc. (a)(b)	332,000	1,935,149
XCMG Construction Machinery Co. Ltd. Class A	35,100	30,688
Xiamen C & D, Inc. Class A	11,400	15,522
Xiamen Faratronic Co. Ltd. Class A	400	5,322

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Xiamen Tungsten Co. Ltd. Class A	4,600	$10,828
Xiaomi Corp. Class B (a)(b)	1,333,900	2,101,716
Xinjiang Daqo New Energy Co. Ltd. Class A	4,059	22,524
Xinyi Solar Holdings Ltd.	424,089	317,315
XPeng, Inc. Class A (a)(c)	89,700	801,154
Xtep International Holdings Ltd.	118,013	109,396
Yadea Group Holdings Ltd. (b)	106,000	196,791
Yankuang Energy Group Co. Ltd. Class A	9,150	25,431
Yankuang Energy Group Co. Ltd. Class H (c)	198,000	374,164
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	3,700	16,195
Yealink Network Technology Corp. Ltd. Class A	3,500	17,121
Yifeng Pharmacy Chain Co. Ltd. Class A	1,783	8,582
Yihai International Holding Ltd.	43,000	74,120
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,900	13,685
Yintai Gold Co. Ltd. Class A	11,060	21,602
Yonghui Superstores Co. Ltd. Class A (a)	20,700	9,120
YongXing Special Materials Technology Co. Ltd. Class A	1,040	6,483
Yonyou Network Technology Co. Ltd. Class A	6,878	15,690
Youngor Group Co. Ltd. Class A	5,400	5,270
YTO Express Group Co. Ltd. Class A	9,900	20,423
Yuan Longping High-tech Agriculture Co. Ltd. Class A (a)	4,200	8,647
Yuexiu Property Co. Ltd.	137,220	158,212
Yum China Holdings, Inc.	36,400	2,028,208
Yunda Holding Co. Ltd. Class A	9,360	12,667
Yunnan Aluminium Co. Ltd. Class A	5,200	10,777
Yunnan Baiyao Group Co. Ltd. Class A	4,778	34,954
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	1,100	14,088
Yunnan Energy New Material Co. Ltd. Class A	2,400	19,732
Yunnan Tin Co. Ltd. Class A	1,400	2,754
Yunnan Yuntianhua Co. Ltd. Class A	7,000	16,420
Yutong Bus Co. Ltd. Class A	5,000	9,079
Zai Lab Ltd. ADR (a)(c)	7,974	193,848
Zangge Mining Co. Ltd. Class A	5,900	18,480
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,600	60,438
Security Description	Shares	Value
Zhaojin Mining Industry Co. Ltd. Class H	113,500	$158,254
Zhefu Holding Group Co. Ltd. Class A	13,200	7,030
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	18,300	12,132
Zhejiang China Commodities City Group Co. Ltd. Class A	13,400	16,626
Zhejiang Chint Electrics Co. Ltd. Class A	5,100	16,303
Zhejiang Dahua Technology Co. Ltd. Class A	7,500	22,925
Zhejiang Dingli Machinery Co. Ltd. Class A	1,960	14,191
Zhejiang Expressway Co. Ltd. Class H (c)	118,000	87,989
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	5,830	13,563
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,880	19,976
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	3,100	20,300
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,300	5,171
Zhejiang Juhua Co. Ltd. Class A	8,700	18,174
Zhejiang Longsheng Group Co. Ltd. Class A	7,400	9,436
Zhejiang NHU Co. Ltd. Class A	6,516	14,524
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	4,100	16,713
Zhejiang Supor Co. Ltd. Class A	1,300	8,650
Zhejiang Weiming Environment Protection Co. Ltd. Class A	4,330	10,519
Zhejiang Weixing New Building Materials Co. Ltd. Class A	5,100	12,775
Zhejiang Zheneng Electric Power Co. Ltd. Class A (a)	25,500	14,875
Zheshang Securities Co. Ltd. Class A	11,100	15,357
ZhongAn Online P&C Insurance Co. Ltd. Class H (a)(b)	60,400	178,149
Zhongji Innolight Co. Ltd. Class A	2,200	34,967
Zhongjin Gold Corp. Ltd. Class A	11,000	16,517
Zhongsheng Group Holdings Ltd.	73,000	205,526
Zhongtai Securities Co. Ltd. Class A	14,300	13,935
Zhuzhou CRRC Times Electric Co. Ltd. Class H	44,600	154,326
Zhuzhou Kibing Group Co. Ltd. Class A	3,400	3,827

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Zijin Mining Group Co. Ltd. Class A	47,800	$79,582
Zijin Mining Group Co. Ltd. Class H	474,000	725,055
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	17,400	16,359
ZTE Corp. Class A	8,700	39,024
ZTE Corp. Class H	67,800	204,737
ZTO Express Cayman, Inc. ADR	37,300	901,541
		155,002,152
COLOMBIA — 0.1%
Bancolombia SA	22,213	169,152
Bancolombia SA Preference Shares	39,408	263,761
Interconexion Electrica SA ESP	37,571	138,548
		571,461
CZECH REPUBLIC — 0.2%
CEZ AS (c)	14,034	597,867
Komercni Banka AS	6,542	191,107
Moneta Money Bank AS (b)	28,900	105,278
		894,252
EGYPT — 0.1%
Commercial International Bank Egypt SAE	217,684	422,687
Eastern Co. SAE	85,861	66,911
EFG Holding S.A.E. (a)	97,556	46,568
		536,166
GREECE — 0.4%
Alpha Services & Holdings SA (a)	193,129	257,332
Eurobank Ergasias Services & Holdings SA Class A (a)	225,049	347,637
FF Group (a)(d)	3,869	—
Hellenic Telecommunications Organization SA	16,864	246,753
JUMBO SA	9,988	274,945
Motor Oil Hellas Corinth Refineries SA	5,601	141,966
Mytilineos SA	9,195	339,564
National Bank of Greece SA (a)	47,467	268,365
OPAP SA	15,661	262,976
Piraeus Financial Holdings SA (a)	58,697	174,629
Public Power Corp. SA (a)	18,846	189,555
		2,503,722
HONG KONG — 0.1%
China Huishan Dairy Holdings Co. Ltd. (a)(d)	406,100	—
Kingboard Laminates Holdings Ltd.	85,800	60,692
Nine Dragons Paper Holdings Ltd. (a)	149,000	83,710
Security Description	Shares	Value
Orient Overseas International Ltd. (c)	12,000	$160,115
Sino Biopharmaceutical Ltd.	897,000	324,127
Vinda International Holdings Ltd. (c)	36,000	86,508
		715,152
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	39,282	299,239
OTP Bank Nyrt	20,703	750,729
Richter Gedeon Nyrt	12,089	293,839
		1,343,807
INDIA — 15.2%
ABB India Ltd.	4,571	225,588
Adani Enterprises Ltd.	14,834	431,205
Adani Green Energy Ltd. (a)	27,420	325,954
Adani Ports & Special Economic Zone Ltd.	45,798	455,078
Adani Power Ltd. (a)	66,438	301,983
Ambuja Cements Ltd.	51,484	263,368
Apollo Hospitals Enterprise Ltd.	8,743	540,928
Ashok Leyland Ltd.	125,757	268,047
Asian Paints Ltd.	33,424	1,272,319
Astral Ltd.	10,341	238,155
AU Small Finance Bank Ltd. (b)	15,039	129,217
Aurobindo Pharma Ltd.	23,142	254,812
Avenue Supermarts Ltd. (a)(b)	14,092	623,745
Axis Bank Ltd.	198,645	2,479,915
Bajaj Auto Ltd.	5,879	358,490
Bajaj Finance Ltd.	23,766	2,235,399
Bajaj Finserv Ltd.	33,179	615,404
Bajaj Holdings & Investment Ltd.	2,278	195,001
Balkrishna Industries Ltd.	6,591	203,013
Bandhan Bank Ltd. (b)	61,945	187,682
Bank of Baroda	88,256	227,385
Berger Paints India Ltd. (e)	25,401	174,002
Berger Paints India Ltd. (a)(e)	4,136	28,334
Bharat Electronics Ltd.	317,228	528,323
Bharat Forge Ltd.	21,930	288,276
Bharat Petroleum Corp. Ltd.	65,658	274,045
Bharti Airtel Ltd.	194,712	2,172,188
Britannia Industries Ltd.	9,419	514,629
CG Power & Industrial Solutions Ltd.	52,289	278,442
Cholamandalam Investment & Finance Co. Ltd.	35,683	523,184
Cipla Ltd.	45,734	653,258
Coal India Ltd.	133,495	474,556
Colgate-Palmolive India Ltd.	10,542	254,603
Container Corp. of India Ltd.	23,574	203,317
Cummins India Ltd.	11,855	242,164
Dabur India Ltd.	53,731	356,907
Divi's Laboratories Ltd.	10,364	469,911
DLF Ltd.	53,543	342,312

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Dr Reddy's Laboratories Ltd.	9,404	$632,699
Eicher Motors Ltd.	11,874	492,877
GAIL India Ltd.	198,709	297,676
Godrej Consumer Products Ltd. (a)	35,499	423,895
Godrej Properties Ltd. (a)	10,768	201,521
Grasim Industries Ltd.	22,866	534,854
Havells India Ltd.	21,706	363,055
HCL Technologies Ltd.	82,551	1,227,510
HDFC Asset Management Co. Ltd. (b)	7,293	232,509
HDFC Bank Ltd.	243,086	4,467,926
HDFC Life Insurance Co. Ltd. (b)	84,097	645,504
Hero MotoCorp Ltd.	9,513	350,231
Hindalco Industries Ltd.	106,922	634,325
Hindustan Aeronautics Ltd.	14,474	336,074
Hindustan Petroleum Corp. Ltd. (a)	51,745	158,866
Hindustan Unilever Ltd.	71,678	2,128,211
ICICI Bank Ltd.	451,310	5,173,357
ICICI Lombard General Insurance Co. Ltd. (b)	20,831	328,502
ICICI Prudential Life Insurance Co. Ltd. (b)	30,982	211,245
IDFC First Bank Ltd. (a)	278,446	320,222
Indian Hotels Co. Ltd.	73,820	365,450
Indian Oil Corp. Ltd.	244,019	267,259
Indian Railway Catering & Tourism Corp. Ltd.	20,594	168,849
Indraprastha Gas Ltd.	27,005	147,917
Info Edge India Ltd.	6,139	307,929
Infosys Ltd.	289,391	5,002,409
InterGlobe Aviation Ltd. (a)(b)	11,687	335,124
ITC Ltd.	259,959	1,391,185
Jindal Steel & Power Ltd.	30,528	257,833
Jio Financial Services Ltd. (a)	265,805	740,043
JSW Steel Ltd.	52,458	492,481
Jubilant Foodworks Ltd.	34,024	218,424
Kotak Mahindra Bank Ltd.	95,265	1,991,197
Larsen & Toubro Ltd.	60,014	2,185,123
LTIMindtree Ltd. (b)	7,702	483,209
Lupin Ltd.	18,173	256,320
Mahindra & Mahindra Ltd.	81,278	1,521,248
Marico Ltd.	44,713	302,417
Maruti Suzuki India Ltd.	11,847	1,513,751
Max Healthcare Institute Ltd.	67,419	460,657
Mphasis Ltd.	6,873	196,702
MRF Ltd.	163	210,608
Muthoot Finance Ltd.	10,959	165,227
Nestle India Ltd.	2,937	796,023
NTPC Ltd.	379,799	1,123,052
Oil & Natural Gas Corp. Ltd.	273,164	631,090
Page Industries Ltd.	529	248,307
Petronet LNG Ltd.	63,818	184,404
PI Industries Ltd.	7,271	302,341
Pidilite Industries Ltd.	13,227	388,569
Security Description	Shares	Value
Power Finance Corp. Ltd. (e)	90,504	$274,538
Power Finance Corp. Ltd. (a)(e)	22,626	68,634
Power Grid Corp. of India Ltd.	404,890	973,933
REC Ltd.	101,562	351,499
Reliance Industries Ltd.	265,367	7,493,693
Samvardhana Motherson International Ltd.	208,404	240,926
SBI Cards & Payment Services Ltd.	24,281	231,315
SBI Life Insurance Co. Ltd. (b)	39,149	615,418
Shree Cement Ltd.	771	236,431
Shriram Finance Ltd.	24,675	570,319
Siemens Ltd.	7,712	341,063
Sona Blw Precision Forgings Ltd. (b)	35,056	246,283
SRF Ltd.	12,843	347,888
State Bank of India	155,461	1,120,542
Sun Pharmaceutical Industries Ltd.	83,573	1,166,069
Supreme Industries Ltd.	5,443	270,147
Tata Consultancy Services Ltd.	79,733	3,388,025
Tata Consumer Products Ltd.	48,400	511,095
Tata Elxsi Ltd.	2,960	257,611
Tata Motors Ltd.	144,624	1,097,551
Tata Power Co. Ltd.	124,499	393,251
Tata Steel Ltd.	638,303	990,800
Tech Mahindra Ltd.	46,577	685,856
Titan Co. Ltd.	30,933	1,172,933
Torrent Pharmaceuticals Ltd.	8,665	201,293
Trent Ltd.	15,691	393,053
Tube Investments of India Ltd.	9,200	331,069
TVS Motor Co. Ltd.	20,705	379,436
UltraTech Cement Ltd.	10,056	999,633
United Spirits Ltd. (a)	25,139	304,924
UPL Ltd.	38,566	286,199
Varun Beverages Ltd.	39,415	448,871
Vedanta Ltd.	63,328	169,719
Wipro Ltd.	112,338	549,303
Yes Bank Ltd. (a)	1,127,881	234,293
Zomato Ltd. (a)	370,283	452,591
		89,223,550
INDONESIA — 1.9%
Adaro Energy Indonesia Tbk PT	1,237,500	228,203
Aneka Tambang Tbk	795,800	93,457
Astra International Tbk PT	1,761,500	709,501
Bank Central Asia Tbk PT	4,835,200	2,760,960
Bank Mandiri Persero Tbk PT	3,251,900	1,267,725
Bank Negara Indonesia Persero Tbk PT	646,600	431,973
Bank Rakyat Indonesia Persero Tbk PT	5,944,613	2,009,745
Barito Pacific Tbk PT	2,509,627	211,098
Charoen Pokphand Indonesia Tbk PT (a)	629,900	221,107

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
GoTo Gojek Tokopedia Tbk PT (a)	72,032,000	$396,164
Indah Kiat Pulp & Paper Tbk PT	249,600	179,266
Indofood CBP Sukses Makmur Tbk PT	208,300	149,267
Indofood Sukses Makmur Tbk PT	402,900	172,709
Kalbe Farma Tbk PT	1,820,700	206,750
Merdeka Copper Gold Tbk PT (a)	1,029,424	191,830
Sarana Menara Nusantara Tbk PT	1,853,000	115,101
Semen Indonesia Persero Tbk PT	301,884	125,500
Sumber Alfaria Trijaya Tbk PT	1,433,600	274,568
Telkom Indonesia Persero Tbk PT	4,314,800	1,046,943
Unilever Indonesia Tbk PT	656,200	158,796
United Tractors Tbk PT	127,500	233,056
Vale Indonesia Tbk PT	220,300	80,537
		11,264,256
KUWAIT — 0.8%
Agility Public Warehousing Co. KSC (a)	139,954	252,691
Boubyan Bank KSCP	120,898	236,280
Gulf Bank KSCP	150,339	127,938
Kuwait Finance House KSCP	707,795	1,678,737
Mabanee Co. KPSC	54,229	144,763
Mobile Telecommunications Co. KSCP	166,774	262,802
National Bank of Kuwait SAKP	656,630	1,924,953
		4,628,164
LUXEMBOURG — 0.0% (f)
Reinet Investments SCA	12,325	271,976
MALAYSIA — 1.3%
AMMB Holdings Bhd	140,900	111,034
Axiata Group Bhd	253,693	134,539
CELCOMDIGI Bhd	306,800	285,547
CIMB Group Holdings Bhd	556,236	643,280
Dialog Group Bhd	289,300	130,625
Gamuda Bhd	171,046	161,383
Genting Bhd	181,500	161,196
Genting Malaysia Bhd	251,800	134,072
Hong Leong Bank Bhd	58,600	243,374
Hong Leong Financial Group Bhd	21,200	79,919
IHH Healthcare Bhd	188,300	234,611
Inari Amertron Bhd	221,800	136,994
IOI Corp. Bhd	215,900	183,011
Kuala Lumpur Kepong Bhd	42,412	193,305
Malayan Banking Bhd	472,177	883,965
Malaysia Airports Holdings Bhd	72,680	110,369
Maxis Bhd	201,800	173,638
MISC Bhd	115,000	173,409
Security Description	Shares	Value
MR DIY Group M Bhd (b)	217,850	$70,061
Nestle Malaysia Bhd	6,000	161,653
Petronas Chemicals Group Bhd	242,300	371,042
Petronas Dagangan Bhd	26,800	127,743
Petronas Gas Bhd	68,300	244,965
PPB Group Bhd	55,020	181,398
Press Metal Aluminium Holdings Bhd	320,900	321,908
Public Bank Bhd	1,267,900	1,096,358
QL Resources Bhd	99,200	115,357
RHB Bank Bhd	134,965	156,085
Sime Darby Bhd	229,569	108,055
Sime Darby Plantation Bhd	176,436	160,832
Telekom Malaysia Bhd	101,861	106,303
Tenaga Nasional Bhd	224,600	477,877
		7,873,908
MEXICO — 2.5%
Alfa SAB de CV Class A	269,000	175,531
America Movil SAB de CV	1,651,221	1,433,779
Arca Continental SAB de CV	46,000	418,959
Banco del Bajio SA (b)	66,600	210,050
Cemex SAB de CV Series CPO (a)	1,307,917	855,713
Coca-Cola Femsa SAB de CV	45,535	358,390
Fibra Uno Administracion SA de CV REIT	248,958	416,160
Fomento Economico Mexicano SAB de CV	169,580	1,857,247
Gruma SAB de CV Class B	16,125	276,951
Grupo Aeroportuario del Pacifico SAB de CV Class B	34,200	563,699
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	16,835	413,220
Grupo Bimbo SAB de CV Class A	115,815	559,932
Grupo Carso SAB de CV Series A1 (c)	48,941	359,514
Grupo Financiero Banorte SAB de CV Class O	226,203	1,901,805
Grupo Financiero Inbursa SAB de CV Class O (a)	157,526	310,638
Grupo Mexico SAB de CV Class B	271,436	1,288,417
Grupo Televisa SAB Series CPO (c)	204,829	124,817
Industrias Penoles SAB de CV (a)(c)	16,595	196,187
Kimberly-Clark de Mexico SAB de CV Class A	130,389	260,350
Operadora De Sites Mexicanos SAB de CV Class A (c)	118,200	98,486
Orbia Advance Corp. SAB de CV	86,410	180,045
Promotora y Operadora de Infraestructura SAB de CV	17,330	155,335

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Southern Copper Corp.	7,367	$554,661
Wal-Mart de Mexico SAB de CV	456,594	1,723,541
		14,693,427
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	19,900	169,548
Credicorp Ltd.	5,900	755,023
		924,571
PHILIPPINES — 0.6%
Aboitiz Equity Ventures, Inc.	144,350	127,954
Ayala Corp.	21,175	233,548
Ayala Land, Inc.	576,700	300,195
Bank of the Philippine Islands	172,411	341,311
BDO Unibank, Inc.	205,728	515,993
International Container Terminal Services, Inc.	87,920	321,992
JG Summit Holdings, Inc.	240,050	161,657
Jollibee Foods Corp.	41,070	166,527
Manila Electric Co.	24,760	161,052
Metropolitan Bank & Trust Co.	165,807	158,257
PLDT, Inc.	6,896	143,342
SM Investments Corp.	21,170	315,627
SM Prime Holdings, Inc.	877,900	470,171
Universal Robina Corp.	73,980	155,476
		3,573,102
POLAND — 0.7%
Allegro.eu SA (a)(b)	41,791	308,618
Bank Polska Kasa Opieki SA	15,939	368,619
Budimex SA	1,080	107,504
CD Projekt SA	5,643	161,855
Cyfrowy Polsat SA (a)	24,124	66,789
Dino Polska SA (a)(b)	4,256	346,131
KGHM Polska Miedz SA	12,123	310,917
LPP SA	95	282,929
mBank SA (a)	1,336	120,989
ORLEN SA	50,518	679,352
PGE Polska Grupa Energetyczna SA (a)	79,882	137,216
Powszechna Kasa Oszczednosci Bank Polski SA (a)	76,086	605,195
Powszechny Zaklad Ubezpieczen SA	52,500	497,572
Santander Bank Polska SA (a)	3,093	255,090
		4,248,776
QATAR — 0.9%
Barwa Real Estate Co.	175,564	124,438
Commercial Bank PSQC	280,937	416,775
Dukhan Bank	151,529	165,267
Industries Qatar QSC	131,144	493,952
Masraf Al Rayan QSC	483,170	295,875
Mesaieed Petrochemical Holding Co.	365,628	186,330
Security Description	Shares	Value
Ooredoo QPSC	69,799	$204,987
Qatar Electricity & Water Co. QSC	37,815	182,426
Qatar Fuel QSC	51,448	233,212
Qatar Gas Transport Co. Ltd.	208,491	213,073
Qatar International Islamic Bank QSC	84,863	223,814
Qatar Islamic Bank SAQ	142,607	727,139
Qatar National Bank QPSC	402,533	1,703,024
		5,170,312
ROMANIA — 0.0% (f)
NEPI Rockcastle NV (a)	41,159	227,430
RUSSIA — 0.0%
Alrosa PJSC (a)(d)	14,460	—
Alrosa PJSC (d)	293,625	—
Gazprom PJSC (a)(d)	1,420,638	—
Inter RAO UES PJSC (a)(d)	4,533,728	—
LUKOIL PJSC (d)	49,922	—
MMC Norilsk Nickel PJSC (a)(d)	7,572	—
Mobile TeleSystems PJSC (d)	13,301	—
Mobile TeleSystems PJSC ADR (a)(d)	48,094	—
Moscow Exchange MICEX-Rates PJSC (d)	172,751	—
Novatek PJSC (d)	91,850	—
Novatek PJSC GDR (a)(d)	1,745	—
Novolipetsk Steel PJSC (a)(d)	181,543	—
Ozon Holdings PLC ADR (a)(c)(d)	6,064	—
Ozon Holdings PLC ADR (a)(d)	1,150	—
PhosAgro PJSC (a)(d)	106	—
PhosAgro PJSC GDR (a)(d)	16,519	—
Polymetal International PLC (a)(d)	1,547	—
Polyus PJSC (a)(d)	4,021	—
Rosneft Oil Co. PJSC (d)	140,958	—
Sberbank of Russia PJSC (d)	1,296,064	—
Severstal PAO (a)(d)	25,372	—
Surgutneftegas PJSC (d)	874,000	—
Tatneft PJSC (d)	170,112	—
TCS Group Holding PLC GDR (a)(d)	14,424	—
United Co. RUSAL International PJSC (d)	365,310	—
VK Co. Ltd. GDR (a)(d)	12,460	—
VTB Bank PJSC (a)(d)	380,650,000	—
X5 Retail Group NV GDR (a)(d)	14,639	—
Yandex NV Class A (a)(d)	36,719	—
		—
SAUDI ARABIA — 4.0%
ACWA Power Co.	8,284	432,042
Advanced Petrochemical Co.	11,514	123,108
Al Rajhi Bank	170,837	3,092,917

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Alinma Bank	84,503	$752,550
Almarai Co. JSC	21,970	372,566
Arab National Bank	57,993	371,111
Arabian Internet & Communications Services Co.	2,047	174,438
Bank AlBilad	43,061	485,670
Bank Al-Jazira (a)	35,310	158,170
Banque Saudi Fransi	51,903	505,129
Bupa Arabia for Cooperative Insurance Co.	6,437	356,996
Co. for Cooperative Insurance	6,406	215,216
Dallah Healthcare Co.	2,883	109,618
Dar Al Arkan Real Estate Development Co. (a)	45,221	190,026
Dr Sulaiman Al Habib Medical Services Group Co.	7,689	483,016
Elm Co.	2,109	438,619
Etihad Etisalat Co.	33,157	393,858
Jarir Marketing Co.	52,660	203,594
Mobile Telecommunications Co. Saudi Arabia	39,062	137,065
Mouwasat Medical Services Co.	8,380	230,143
Nahdi Medical Co.	3,611	138,838
National Industrialization Co. Class C (a)	28,902	97,870
Power & Water Utility Co. for Jubail & Yanbu	6,342	105,856
Rabigh Refining & Petrochemical Co. (a)	35,112	101,485
Riyad Bank	128,128	948,033
SABIC Agri-Nutrients Co.	20,106	713,007
Sahara International Petrochemical Co.	30,796	310,386
Saudi Arabian Mining Co. (a)	112,624	1,211,689
Saudi Arabian Oil Co. (b)	232,025	2,165,307
Saudi Aramco Base Oil Co.	4,617	183,181
Saudi Awwal Bank	86,826	798,703
Saudi Basic Industries Corp.	78,446	1,725,605
Saudi Electricity Co.	71,586	363,804
Saudi Industrial Investment Group	33,087	209,614
Saudi Investment Bank	43,061	181,409
Saudi Kayan Petrochemical Co. (a)	66,046	220,127
Saudi National Bank	256,256	2,241,117
Saudi Research & Media Group (a)	3,314	145,268
Saudi Tadawul Group Holding Co.	4,098	210,885
Saudi Telecom Co.	174,324	1,747,679
Savola Group	22,336	214,698
Yanbu National Petrochemical Co.	23,680	262,659
		23,523,072
Security Description	Shares	Value
SOUTH AFRICA — 2.8%
Absa Group Ltd.	73,712	$684,049
African Rainbow Minerals Ltd.	10,373	93,652
Anglo American Platinum Ltd.	5,734	214,868
Aspen Pharmacare Holdings Ltd. (c)	32,834	299,454
Bid Corp. Ltd. (c)	29,163	653,634
Bidvest Group Ltd. (c)	25,057	362,806
Capitec Bank Holdings Ltd. (c)	7,570	689,651
Clicks Group Ltd.	21,102	289,714
Discovery Ltd. (a)	45,991	334,837
Exxaro Resources Ltd. (c)	22,050	201,757
FirstRand Ltd.	440,041	1,491,609
Gold Fields Ltd.	77,832	848,206
Growthpoint Properties Ltd. REIT	309,015	173,047
Harmony Gold Mining Co. Ltd.	50,576	190,659
Impala Platinum Holdings Ltd. (c)	74,367	390,242
Kumba Iron Ore Ltd.	5,444	131,420
MTN Group Ltd.	147,715	884,828
Naspers Ltd. Class N	17,082	2,743,317
Nedbank Group Ltd.	37,802	405,983
Northam Platinum Holdings Ltd.	31,623	192,732
Old Mutual Ltd.	417,397	267,196
OUTsurance Group Ltd.	77,446	175,780
Pepkor Holdings Ltd. (b)	185,963	170,274
Remgro Ltd.	45,848	361,393
Sanlam Ltd.	154,695	539,233
Sasol Ltd.	49,640	687,763
Shoprite Holdings Ltd. (c)	43,656	555,774
Sibanye Stillwater Ltd. (c)	245,433	380,798
Standard Bank Group Ltd.	116,965	1,140,631
Vodacom Group Ltd.	53,974	302,997
Woolworths Holdings Ltd. (c)	82,593	297,371
		16,155,675
SOUTH KOREA — 11.8%
Amorepacific Corp.	2,500	226,026
BGF retail Co. Ltd.	677	70,740
Celltrion Healthcare Co. Ltd.	9,287	433,586
Celltrion Pharm, Inc. (a)	1,731	85,690
Celltrion, Inc.	9,561	986,284
CJ CheilJedang Corp.	741	168,584
CosmoAM&T Co. Ltd. (a)	2,109	233,500
Coway Co. Ltd.	5,088	155,724
DB Insurance Co. Ltd.	3,969	262,953
Doosan Bobcat, Inc.	4,806	181,641
Doosan Enerbility Co. Ltd. (a)	38,805	472,481
Ecopro BM Co. Ltd.	4,256	797,961
Ecopro Co. Ltd. (c)	1,741	1,162,473
F&F Co. Ltd.	1,596	133,650
GS Holdings Corp.	4,194	124,011
Hana Financial Group, Inc.	25,748	809,991
Hankook Tire & Technology Co. Ltd.	6,379	187,200

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Hanmi Pharm Co. Ltd.	627	$138,931
Hanmi Semiconductor Co. Ltd.	3,721	145,321
Hanon Systems	16,636	116,134
Hanwha Aerospace Co. Ltd.	3,068	237,819
Hanwha Ocean Co. Ltd. (a)	5,029	115,346
Hanwha Solutions Corp. (a)	8,922	196,702
HD Hyundai Co. Ltd.	3,962	194,665
HD Hyundai Heavy Industries Co. Ltd. (a)	2,024	181,791
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	3,677	302,465
HLB, Inc. (a)	10,322	229,480
HMM Co. Ltd.	21,151	254,865
Hotel Shilla Co. Ltd.	2,673	167,781
HYBE Co. Ltd. (a)	1,612	284,316
Hyundai Engineering & Construction Co. Ltd.	6,978	187,455
Hyundai Glovis Co. Ltd.	1,681	229,714
Hyundai Mipo Dockyard Co. Ltd. (a)	2,203	135,504
Hyundai Mobis Co. Ltd.	5,335	950,843
Hyundai Motor Co.	11,984	1,697,156
Hyundai Motor Co. Preference Shares (e)	3,089	242,423
Hyundai Motor Co. Preference Shares (e)	2,076	161,692
Hyundai Steel Co.	7,396	208,550
Industrial Bank of Korea	24,620	204,528
JYP Entertainment Corp.	2,423	201,647
Kakao Corp.	27,170	884,928
Kakao Games Corp. (a)	3,480	65,634
KakaoBank Corp.	14,287	247,222
Kakaopay Corp. (a)	2,445	73,836
Kangwon Land, Inc.	9,107	101,909
KB Financial Group, Inc.	33,412	1,369,263
Kia Corp.	22,778	1,374,040
Korea Aerospace Industries Ltd.	6,247	225,918
Korea Electric Power Corp. (a)	22,221	296,741
Korea Investment Holdings Co. Ltd.	3,541	139,341
Korea Zinc Co. Ltd.	680	254,987
Korean Air Lines Co. Ltd.	15,918	256,571
Krafton, Inc. (a)	2,561	285,821
KT Corp.	5,953	146,244
KT&G Corp.	8,946	572,136
Kumho Petrochemical Co. Ltd.	1,617	160,693
L&F Co. Ltd.	2,147	275,893
LG Chem Ltd.	4,307	1,584,723
LG Chem Ltd. Preference Shares	695	160,694
LG Corp.	8,200	509,234
LG Display Co. Ltd. (a)	19,841	192,764
LG Electronics, Inc.	9,260	692,407
LG Energy Solution Ltd. (a)	4,079	1,440,376
LG H&H Co. Ltd.	811	268,350
Security Description	Shares	Value
LG Innotek Co. Ltd.	1,228	$222,503
LG Uplus Corp.	18,332	140,744
Lotte Chemical Corp.	1,636	166,219
Lotte Energy Materials Corp.	2,005	59,137
Meritz Financial Group, Inc.	9,005	368,368
Mirae Asset Securities Co. Ltd.	25,277	120,822
NAVER Corp.	11,439	1,708,136
NCSoft Corp.	1,220	201,163
Netmarble Corp. (a)(b)	1,975	61,618
NH Investment & Securities Co. Ltd. Class C	13,998	106,017
Orion Corp.	2,042	194,152
Pan Ocean Co. Ltd.	25,577	94,014
Pearl Abyss Corp. (a)	2,568	88,683
POSCO Future M Co. Ltd.	2,696	718,254
POSCO Holdings, Inc.	6,266	2,484,297
Posco International Corp.	4,520	239,164
Samsung Biologics Co. Ltd. (a)(b)	1,549	781,732
Samsung C&T Corp.	7,309	582,813
Samsung Electro-Mechanics Co. Ltd.	4,866	495,471
Samsung Electronics Co. Ltd.	416,270	21,100,391
Samsung Electronics Co. Ltd. Preference Shares	71,724	2,896,812
Samsung Engineering Co. Ltd. (a)	13,558	303,935
Samsung Fire & Marine Insurance Co. Ltd.	2,672	515,826
Samsung Heavy Industries Co. Ltd. (a)	57,527	334,231
Samsung Life Insurance Co. Ltd.	6,928	360,930
Samsung SDI Co. Ltd.	4,795	1,819,357
Samsung SDS Co. Ltd.	3,372	337,850
Samsung Securities Co. Ltd.	5,657	154,065
Shinhan Financial Group Co. Ltd.	38,403	1,013,152
SK Biopharmaceuticals Co. Ltd. (a)	2,666	170,305
SK Bioscience Co. Ltd. (a)	2,195	110,124
SK Hynix, Inc.	47,591	4,045,270
SK IE Technology Co. Ltd. (a)(b)	2,258	123,827
SK Innovation Co. Ltd. (a)	5,182	571,425
SK Square Co. Ltd. (a)	8,566	269,473
SK, Inc.	3,173	343,777
SKC Co. Ltd.	1,618	91,008
S-Oil Corp.	3,879	227,669
Woori Financial Group, Inc.	53,032	481,823
Yuhan Corp.	4,823	270,923
		69,232,828
TAIWAN — 14.1%
Accton Technology Corp.	44,000	671,985
Acer, Inc.	250,000	281,129
Advantech Co. Ltd.	40,697	434,952

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
ASE Technology Holding Co. Ltd.	266,307	$903,351
Asia Cement Corp.	199,000	245,047
Asustek Computer, Inc.	61,000	693,515
AUO Corp.	567,200	288,164
Catcher Technology Co. Ltd.	49,000	277,025
Cathay Financial Holding Co. Ltd.	830,634	1,146,350
Chailease Holding Co. Ltd.	133,682	749,568
Chang Hwa Commercial Bank Ltd.	472,875	252,694
Cheng Shin Rubber Industry Co. Ltd.	170,000	223,819
China Airlines Ltd.	260,000	170,753
China Development Financial Holding Corp. (a)	1,393,826	509,507
China Steel Corp.	1,028,000	804,108
Chunghwa Telecom Co. Ltd.	331,000	1,189,449
Compal Electronics, Inc.	363,000	345,227
CTBC Financial Holding Co. Ltd.	1,536,040	1,165,812
Delta Electronics, Inc.	170,000	1,708,926
E Ink Holdings, Inc.	74,000	411,487
E.Sun Financial Holding Co. Ltd.	1,227,150	921,869
Eclat Textile Co. Ltd.	15,550	234,595
eMemory Technology, Inc.	6,000	374,530
Eva Airways Corp.	223,000	205,519
Evergreen Marine Corp. Taiwan Ltd.	88,300	317,306
Far Eastern New Century Corp.	252,000	224,439
Far EasTone Telecommunications Co. Ltd.	138,000	310,794
Feng TAY Enterprise Co. Ltd.	42,204	239,257
First Financial Holding Co. Ltd.	947,736	779,492
Formosa Chemicals & Fibre Corp.	306,000	582,984
Formosa Petrochemical Corp.	99,000	247,189
Formosa Plastics Corp.	333,000	823,203
Fubon Financial Holding Co. Ltd.	680,554	1,279,708
Giant Manufacturing Co. Ltd.	27,051	149,583
Gigabyte Technology Co. Ltd.	44,000	383,699
Global Unichip Corp.	8,000	338,285
Globalwafers Co. Ltd.	19,000	266,926
Hon Hai Precision Industry Co. Ltd.	1,087,800	3,504,630
Hotai Motor Co. Ltd.	26,520	538,114
Hua Nan Financial Holdings Co. Ltd. Class C	770,251	489,154
Innolux Corp. (a)	747,868	304,657
Inventec Corp.	231,000	350,645
Largan Precision Co. Ltd.	9,000	595,251
Lite-On Technology Corp.	174,958	658,521
MediaTek, Inc.	132,000	3,005,530
Security Description	Shares	Value
Mega Financial Holding Co. Ltd.	979,750	$1,144,238
Micro-Star International Co. Ltd.	61,000	309,908
momo.com, Inc.	7,600	118,189
Nan Ya Plastics Corp.	414,000	854,150
Nan Ya Printed Circuit Board Corp.	19,000	156,859
Nanya Technology Corp.	107,000	217,444
Nien Made Enterprise Co. Ltd.	16,000	153,653
Novatek Microelectronics Corp.	50,000	655,194
Pegatron Corp.	173,000	410,520
PharmaEssentia Corp. (a)	20,000	208,175
Pou Chen Corp.	188,000	166,856
Powerchip Semiconductor Manufacturing Corp.	259,000	213,022
President Chain Store Corp.	50,000	406,592
Quanta Computer, Inc.	236,000	1,750,964
Realtek Semiconductor Corp.	42,000	513,933
Ruentex Development Co. Ltd.	143,636	156,627
Shanghai Commercial & Savings Bank Ltd.	333,813	447,249
Shin Kong Financial Holding Co. Ltd. (a)	1,139,741	327,300
SinoPac Financial Holdings Co. Ltd.	913,335	492,311
Synnex Technology International Corp.	107,700	213,862
Taishin Financial Holding Co. Ltd.	975,909	541,156
Taiwan Business Bank	532,480	217,739
Taiwan Cement Corp.	561,655	578,524
Taiwan Cooperative Financial Holding Co. Ltd.	896,320	710,825
Taiwan High Speed Rail Corp.	167,000	154,943
Taiwan Mobile Co. Ltd.	150,000	439,584
Taiwan Semiconductor Manufacturing Co. Ltd.	2,147,000	34,785,118
Unimicron Technology Corp.	119,000	639,597
Uni-President Enterprises Corp.	421,000	914,239
United Microelectronics Corp.	981,000	1,373,622
Vanguard International Semiconductor Corp.	77,000	162,203
Voltronic Power Technology Corp.	6,000	294,605
Walsin Lihwa Corp.	246,115	280,573
Wan Hai Lines Ltd.	66,470	99,456
Winbond Electronics Corp.	258,000	202,209
Wistron Corp.	227,000	713,759
Wiwynn Corp.	8,000	370,502
WPG Holdings Ltd.	137,880	258,841
Yageo Corp.	29,871	485,813
Yang Ming Marine Transport Corp.	151,000	212,604
Yuanta Financial Holding Co. Ltd.	882,895	685,136

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Zhen Ding Technology Holding Ltd.	57,000	$173,752
		82,810,594
THAILAND — 1.8%
Advanced Info Service PCL	103,400	647,448
Airports of Thailand PCL (a)	372,900	714,309
Asset World Corp. PCL	724,900	77,641
B Grimm Power PCL	85,100	67,192
Bangkok Dusit Medical Services PCL Class F	968,000	711,129
Bangkok Expressway & Metro PCL	702,399	160,107
Banpu PCL	653,100	143,489
Berli Jucker PCL	91,400	77,186
BTS Group Holdings PCL	728,284	150,007
Bumrungrad Hospital PCL	51,600	379,782
Central Pattana PCL	174,800	303,635
Central Retail Corp. PCL	154,158	164,054
Charoen Pokphand Foods PCL	352,800	200,562
CP ALL PCL	508,300	844,549
CP Axtra PCL	193,000	170,937
Delta Electronics Thailand PCL	271,300	616,549
Electricity Generating PCL	19,900	66,128
Energy Absolute PCL	142,281	199,281
Global Power Synergy PCL Class F	64,558	79,340
Gulf Energy Development PCL	253,860	317,216
Home Product Center PCL	509,500	174,906
Indorama Ventures PCL	154,900	110,605
Intouch Holdings PCL Class F	87,700	177,628
Kasikornbank PCL	50,500	174,748
Krung Thai Bank PCL	319,600	166,767
Krungthai Card PCL	82,100	99,208
Krungthai Card PCL NVDR	7,800	9,425
Land & Houses PCL	718,253	153,859
Minor International PCL	290,395	249,223
Muangthai Capital PCL	67,400	66,637
Osotspa PCL	123,300	84,655
PTT Exploration & Production PCL	120,700	566,830
PTT Global Chemical PCL	192,300	182,200
PTT Oil & Retail Business PCL	257,100	132,036
PTT PCL	869,900	800,320
Ratch Group PCL	91,300	78,983
SCB X PCL	72,000	202,678
SCG Packaging PCL	108,800	114,290
Siam Cement PCL	67,854	560,908
Thai Oil PCL	111,540	154,693
TMBThanachart Bank PCL	2,036,500	96,197
True Corp. PCL	945,274	184,317
		10,631,654
TURKEY — 0.7%
Akbank TAS	268,878	328,166
Aselsan Elektronik Sanayi Ve Ticaret AS	126,226	187,854
Security Description	Shares	Value
BIM Birlesik Magazalar AS	39,334	$394,129
Eregli Demir ve Celik Fabrikalari TAS (a)	119,396	193,891
Ford Otomotiv Sanayi AS	6,027	185,768
Haci Omer Sabanci Holding AS	87,011	189,479
Hektas Ticaret TAS (a)	106,564	104,562
KOC Holding AS	65,705	351,593
Koza Altin Isletmeleri AS	84,000	88,182
Pegasus Hava Tasimaciligi AS (a)	4,232	127,230
Sasa Polyester Sanayi AS (a)	90,215	161,837
Tofas Turk Otomobil Fabrikasi AS	11,399	122,867
Turk Hava Yollari AO (a)	47,798	422,798
Turkcell Iletisim Hizmetleri AS (a)	103,374	200,979
Turkiye Is Bankasi AS Class C	298,721	280,470
Turkiye Petrol Rafinerileri AS	83,972	487,016
Turkiye Sise ve Cam Fabrikalari AS	118,629	236,479
Yapi ve Kredi Bankasi AS	294,505	198,306
		4,261,606
UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Commercial Bank PJSC	254,389	599,084
Abu Dhabi Islamic Bank PJSC	125,857	385,824
Abu Dhabi National Oil Co. for Distribution PJSC	270,180	275,840
Aldar Properties PJSC	334,361	524,338
Americana Restaurants International PLC	216,227	241,361
Dubai Islamic Bank PJSC	250,943	399,672
Emaar Properties PJSC	577,300	1,263,661
Emirates NBD Bank PJSC	164,772	798,503
Emirates Telecommunications Group Co. PJSC	303,211	1,687,326
First Abu Dhabi Bank PJSC	385,156	1,426,096
Multiply Group PJSC (a)	338,917	369,085
		7,970,790
UNITED KINGDOM — 0.1%
Anglogold Ashanti PLC	36,499	590,357
Pepco Group NV (a)	15,035	69,715
		660,072
UNITED STATES — 0.1%
JBS SA	67,100	241,979
Legend Biotech Corp. ADR (a)	5,200	349,284
Parade Technologies Ltd.	7,000	213,380
		804,643
TOTAL COMMON STOCKS (Cost $472,643,182)		553,044,403

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (f)
BRAZIL — 0.0% (f)
Itausa SA(a) (Cost $8,155)	6,168	$11,152
RUSSIA — 0.0%
Surgutneftegas PJSC Preference Shares (d) (Cost $464,774)	807,200	—
TOTAL PREFERRED STOCKS (Cost $472,929)		11,152
RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Localiza Rent a Car SA (expiring 11/30/23) (a)	570	1,822
CHILE — 0.0% (f)
Banco de Credito e Inversiones SA (expiring 10/21/23) (a)	903	752
SOUTH KOREA — 0.0% (f)
CosmoAM&T Co. Ltd. (expiring 11/07/23) (a)	104	2,050
Hanwha Ocean Co. Ltd. (expiring 11/09/23) (a)	1,202	8,106
		10,156
TOTAL RIGHTS (Cost $0)		12,730
WARRANTS — 2.6%
SWITZERLAND — 2.6%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 8/31/27) (a)	5,200	6,418,168
UBS AG (expiring 06/04/27) (a)	4,202	4,942,493
UBS AG (expiring 11/26/27) (a)	3,600	4,119,804
TOTAL WARRANTS (Cost $15,894,439)		15,480,465
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (g)(h)	19,597,970	19,601,890
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g)(i)	3,658,085	$3,658,085
TOTAL SHORT-TERM INVESTMENTS (Cost $23,260,330)		23,259,975
TOTAL INVESTMENTS — 100.7% (Cost $512,270,880)		591,808,725
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(3,981,135)
NET ASSETS — 100.0%		$587,827,590
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.9% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2023.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2023.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	459	12/15/2023	$22,383,715	$21,928,725	$(454,990)
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$542,421,774	$10,622,229	$0(a)	$553,044,003
Preferred Stocks	11,552	—	0(a)	11,552
Rights	2,574	10,156	—	12,730
Warrants	—	15,480,465	—	15,480,465
Short-Term Investments	23,259,975	—	—	23,259,975
TOTAL INVESTMENTS	$565,695,875	$26,112,850	$0	$591,808,725
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(454,990)	$—	$—	$(454,990)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(454,990)	$—	$—	$(454,990)
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2023.
Top Five Sectors as of September 30, 2023

Description	% of Net Assets
Financials	23.7%
Information Technology	19.2
Consumer Discretionary	13.1
Communication Services	9.2
Materials	7.4
TOTAL	72.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,947,839	$3,948,629	$106,076,931	$90,421,529	$(1,514)	$(627)	19,597,970	$19,601,890	$439,139
State Street Navigator Securities Lending Portfolio II	4,286,913	4,286,913	31,883,628	32,512,456	—	—	3,658,085	3,658,085	17,767
Total		$8,235,542	$137,960,559	$122,933,985	$(1,514)	$(627)		$23,259,975	$456,906
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments
September 30, 2023 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street Hedged International Developed Equity Index Fund.
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 93.2%
UNITED STATES — 93.2%
State Street International Developed Equity Portfolio(a) (Cost $2,155,734,901)		$2,785,903,101
SHORT-TERM INVESTMENT — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (b)(c) (Cost $119,644,202)	119,621,664	119,645,588
TOTAL INVESTMENTS — 97.2% (Cost $2,275,379,103)		2,905,548,689
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.8%		83,632,930
NET ASSETS — 100.0%		$2,989,181,619

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.
At September 30, 2023, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	USD817,939	ILS3,103,000	10/03/2023	$(2,861)
Bank of Montreal	USD22,189,657	EUR20,932,000	11/02/2023	(561)
Barclays Capital PLC	USD3,188,344	DKK22,212,000	10/03/2023	(34,664)
Barclays Capital PLC	USD433,741,418	GBP355,365,547	10/03/2023	(120)
Barclays Capital PLC	USD2,263,464	HKD17,696,000	10/03/2023	(3,972)
Barclays Capital PLC	USD377,140	ILS1,439,000	10/03/2023	848
Barclays Capital PLC	USD707,641	NOK7,607,000	10/03/2023	7,246
Barclays Capital PLC	USD647,226	NOK6,989,000	10/03/2023	9,583
Barclays Capital PLC	USD3,739,738	SEK40,893,000	10/03/2023	24,276
Barclays Capital PLC	GBP381,597,547	USD483,599,334	10/03/2023	17,840,577
Barclays Capital PLC	CHF805,000	USD912,126	10/03/2023	32,152
Barclays Capital PLC	GBP355,365,547	USD433,819,243	11/02/2023	(2,130)
BNP Paribas S.A.	USD7,892,268	AUD12,247,000	10/03/2023	11,944
BNP Paribas S.A.	USD7,250,622	AUD11,253,000	10/03/2023	12,063
BNP Paribas S.A.	USD223,949,717	AUD346,999,050	10/03/2023	3,428
BNP Paribas S.A.	USD10,750,924	CHF9,621,000	10/03/2023	(233,871)
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas S.A.	USD3,461,587	DKK24,175,000	10/03/2023	$(29,198)
BNP Paribas S.A.	USD97,270,923	DKK685,098,566	10/03/2023	—
BNP Paribas S.A.	USD15,552,621	GBP12,543,000	10/03/2023	(243,267)
BNP Paribas S.A.	USD4,632,523	HKD36,276,000	10/03/2023	(667)
BNP Paribas S.A.	USD69,699,021	HKD545,813,035	10/03/2023	(7,565)
BNP Paribas S.A.	USD11,665,924	ILS44,412,174	10/03/2023	—
BNP Paribas S.A.	USD20,260,836	NOK215,592,520	10/03/2023	—
BNP Paribas S.A.	USD6,545,408	NZD10,893,581	10/03/2023	—
BNP Paribas S.A.	USD3,212,854	SEK35,823,000	10/03/2023	84,489
BNP Paribas S.A.	USD93,443,377	SEK1,015,187,531	10/03/2023	—
BNP Paribas S.A.	USD38,635,284	SGD52,733,299	10/03/2023	—
BNP Paribas S.A.	NOK8,982,000	USD845,179	10/03/2023	1,073
BNP Paribas S.A.	JPY104,053,809,610	USD717,929,359	10/03/2023	20,634,606
BNP Paribas S.A.	SEK6,768,000	USD623,722	11/02/2023	1
BNP Paribas S.A.	NOK19,391,000	USD1,823,737	11/02/2023	(85)
BNP Paribas S.A.	GBP25,668,000	USD31,334,108	11/02/2023	(744)
BNP Paribas S.A.	NOK215,592,520	USD20,276,938	11/02/2023	(635)
BNP Paribas S.A.	NZD10,893,581	USD6,545,299	11/02/2023	(212)
BNP Paribas S.A.	SEK1,015,187,531	USD93,555,324	11/02/2023	(1,727)
BNP Paribas S.A.	DKK685,098,566	USD97,418,229	11/02/2023	(3,991)
BNP Paribas S.A.	SGD52,733,299	USD38,683,749	11/02/2023	(2,551)
BNP Paribas S.A.	ILS44,412,174	USD11,681,266	11/02/2023	(714)
BNP Paribas S.A.	HKD545,813,035	USD69,734,463	11/02/2023	1,675
BNP Paribas S.A.	AUD346,999,050	USD224,170,061	11/02/2023	(10,584)
Citibank N.A.	USD297,973,952	CHF272,586,571	10/03/2023	—
Citibank N.A.	NOK221,206,520	USD20,813,978	10/03/2023	25,552
Citibank N.A.	HKD619,045,035	USD79,043,003	10/03/2023	1,009
Citibank N.A.	DKK663,117,566	USD96,722,176	10/03/2023	2,572,135
Citibank N.A.	SEK1,124,817,531	USD102,863,972	10/03/2023	(670,346)
Citibank N.A.	NZD10,893,581	USD6,484,654	10/03/2023	(60,753)
Citibank N.A.	SGD56,294,299	USD41,734,878	10/03/2023	490,612
Citibank N.A.	AUD371,363,050	USD240,753,923	10/03/2023	1,076,255
Citibank N.A.	ILS50,521,174	USD13,315,106	10/03/2023	44,506
Citibank N.A.	CHF272,586,571	USD298,908,777	11/02/2023	(12,142)
Goldman Sachs Bank USA	USD412,115	ILS1,567,000	10/03/2023	(505)
HSBC Bank USA	EUR505,360,157	USD549,226,935	10/03/2023	14,176,848
JP Morgan Chase Bank, N.A.	USD715,785	AUD1,114,000	10/03/2023	3,190
JP Morgan Chase Bank, N.A.	USD2,148,686	CHF1,892,000	10/03/2023	(80,475)
JP Morgan Chase Bank, N.A.	USD9,868,818	CHF8,839,000	10/03/2023	(206,597)
JP Morgan Chase Bank, N.A.	USD3,260,626	EUR3,037,000	10/03/2023	(45,202)
JP Morgan Chase Bank, N.A.	USD35,638,108	EUR33,378,000	10/03/2023	(299,149)
JP Morgan Chase Bank, N.A.	USD32,811,994	EUR30,668,000	10/03/2023	(342,248)
JP Morgan Chase Bank, N.A.	USD2,628,372	GBP2,074,000	10/03/2023	(96,952)
JP Morgan Chase Bank, N.A.	USD1,423,720	GBP1,141,000	10/03/2023	(31,073)
JP Morgan Chase Bank, N.A.	USD14,282,475	GBP11,524,000	10/03/2023	(216,860)
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	USD2,205,935	JPY323,563,000	10/03/2023	$(37,646)
JP Morgan Chase Bank, N.A.	USD24,103,579	JPY3,555,686,000	10/03/2023	(275,896)
JP Morgan Chase Bank, N.A.	USD22,173,642	JPY3,266,942,000	10/03/2023	(280,916)
JP Morgan Chase Bank, N.A.	USD675,077,169	JPY100,738,390,610	10/03/2023	—
JP Morgan Chase Bank, N.A.	USD2,952,308	SEK32,914,000	10/03/2023	77,276
JP Morgan Chase Bank, N.A.	JPY297,691,000	USD2,046,100	10/03/2023	51,186
JP Morgan Chase Bank, N.A.	USD775,283	AUD1,200,000	11/02/2023	(16)
JP Morgan Chase Bank, N.A.	USD626,115	NZD1,042,000	11/02/2023	(19)
JP Morgan Chase Bank, N.A.	JPY6,240,508,000	USD42,018,671	11/02/2023	(1,634)
JP Morgan Chase Bank, N.A.	JPY100,738,390,610	USD678,306,769	11/02/2023	(12,670)
Morgan Stanley Bank, N.A.	USD502,438	AUD775,000	10/03/2023	(2,253)
Royal Bank of Canada	USD983,189	CHF875,000	10/03/2023	(26,696)
Royal Bank of Canada	USD815,124	EUR750,000	10/03/2023	(21,061)
Royal Bank of Canada	CHF2,302,000	USD2,524,430	11/02/2023	36
Royal Bank of Canada	ILS1,745,000	USD458,947	11/02/2023	(51)
Royal Bank of Canada	DKK14,771,000	USD2,100,571	11/02/2023	109
Societe Generale	USD2,796,528	HKD21,887,000	11/02/2023	(257)
Societe Generale	SGD1,310,000	USD961,059	11/02/2023	14
Standard Chartered Bank	USD2,460,246	HKD19,260,000	10/03/2023	(1,057)
Standard Chartered Bank	USD1,251,558	SGD1,705,000	10/03/2023	(2,382)
Standard Chartered Bank	CHF293,008,571	USD332,737,419	10/03/2023	12,439,462
Toronto-Dominion Bank	USD500,620,046	EUR472,840,657	10/03/2023	19
Toronto-Dominion Bank	EUR472,840,657	USD501,228,592	11/02/2023	(9,081)
UBS AG	USD1,362,806	SGD1,856,000	10/03/2023	(2,999)
UBS AG	DKK68,368,000	USD9,972,296	10/03/2023	265,345
UBS AG	EUR2,794,000	USD3,020,473	10/03/2023	62,326
UBS AG	AUD1,025,000	USD661,521	10/03/2023	(14)
UBS AG	GBP1,050,000	USD1,323,532	10/03/2023	41,955
Westpac Banking Corp.	USD500,620,046	EUR472,840,657	10/03/2023	19
Westpac Banking Corp.	JPY3,533,081,000	USD24,377,659	10/03/2023	701,459
Westpac Banking Corp.	EUR505,360,157	USD549,228,956	10/03/2023	14,178,870
Westpac Banking Corp.	EUR472,840,657	USD501,234,739	11/02/2023	(2,934)
Total				$81,552,141

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	2,005	12/15/2023	$210,888,091	$204,660,375	$(6,227,716)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,785,903,101	$—	$—	$2,785,903,101
Short-Term Investment	119,645,588	—	—	119,645,588
TOTAL INVESTMENTS	$2,905,548,689	$—	$—	$2,905,548,689
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$84,872,144	$—	$84,872,144
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(3,320,003)	—	(3,320,003)
Futures Contracts - Unrealized Depreciation	(6,227,716)	—	—	(6,227,716)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(6,227,716)	$81,552,141	$—	$75,324,425

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	140,920,876	$140,949,060	$1,409,960,771	$1,431,169,647	$(87,041)	$(7,555)	119,621,664	$119,645,588	$4,512,729
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.6%
AUSTRALIA — 7.6%
Ampol Ltd.	49,395	$1,077,528
ANZ Group Holdings Ltd.	549,178	9,094,915
APA Group Stapled Security	248,561	1,331,496
Aristocrat Leisure Ltd.	113,084	2,981,413
ASX Ltd.	38,835	1,431,662
Aurizon Holdings Ltd.	303,097	682,709
BHP Group Ltd.	931,498	26,602,600
BlueScope Steel Ltd.	77,666	974,442
Brambles Ltd.	247,634	2,288,665
Cochlear Ltd.	12,354	2,035,735
Coles Group Ltd.	238,660	2,396,724
Commonwealth Bank of Australia	307,910	19,866,546
Computershare Ltd.	111,558	1,869,108
Dexus REIT	210,234	990,500
EBOS Group Ltd.	28,220	579,895
Endeavour Group Ltd.	257,884	877,130
Flutter Entertainment PLC (a)	32,097	5,263,920
Fortescue Metals Group Ltd.	305,805	4,128,907
Glencore PLC	1,927,329	11,053,931
Goodman Group REIT	307,022	4,250,360
GPT Group REIT	374,436	942,478
IDP Education Ltd.	55,630	767,619
IGO Ltd.	142,222	1,162,062
Insurance Australia Group Ltd.	427,533	1,567,281
Lendlease Corp. Ltd. Stapled Security	153,833	712,858
Lottery Corp. Ltd.	457,734	1,394,389
Macquarie Group Ltd.	66,965	7,249,157
Medibank Pvt Ltd.	500,318	1,110,794
Mineral Resources Ltd.	35,609	1,554,276
Mirvac Group REIT	826,462	1,136,139
National Australia Bank Ltd.	574,623	10,780,947
Newcrest Mining Ltd.	159,853	2,529,706
Northern Star Resources Ltd.	231,701	1,564,186
Orica Ltd.	80,428	809,249
Origin Energy Ltd.	302,404	1,713,606
Pilbara Minerals Ltd. (b)	527,481	1,463,876
Qantas Airways Ltd. (a)	166,782	557,581
QBE Insurance Group Ltd.	266,554	2,702,653
Ramsay Health Care Ltd.	34,130	1,142,566
REA Group Ltd. (b)	9,983	994,288
Reece Ltd. (b)	48,540	583,635
Rio Tinto Ltd.	67,327	4,934,070
Rio Tinto PLC	206,335	13,030,311
Santos Ltd.	582,104	2,967,950
Scentre Group REIT	907,362	1,440,604
SEEK Ltd.	70,304	1,001,408
Sonic Healthcare Ltd.	85,913	1,652,358
South32 Ltd.	869,994	1,903,465
Stockland REIT	495,880	1,254,560
Suncorp Group Ltd.	237,470	2,141,086
Telstra Group Ltd.	712,168	1,769,588
Security Description	Shares	Value
Transurban Group Stapled Security	558,358	$4,573,022
Treasury Wine Estates Ltd.	142,024	1,130,196
Vicinity Ltd. REIT	773,415	846,079
Washington H Soul Pattinson & Co. Ltd.	40,775	857,644
Wesfarmers Ltd.	206,823	7,055,940
Westpac Banking Corp.	641,216	8,752,731
WiseTech Global Ltd.	32,570	1,367,395
Woodside Energy Group Ltd.	346,772	8,166,703
Woolworths Group Ltd.	221,376	5,332,134
		212,394,776
AUSTRIA — 0.2%
Erste Group Bank AG	61,012	2,120,056
Mondi PLC	84,316	1,412,465
OMV AG	26,979	1,294,521
Verbund AG	14,269	1,164,018
voestalpine AG	22,739	622,096
		6,613,156
BELGIUM — 0.8%
Ageas SA	27,483	1,135,680
Anheuser-Busch InBev SA	158,728	8,824,478
D'ieteren Group	4,423	748,788
Elia Group SA	5,712	560,308
Groupe Bruxelles Lambert NV	16,553	1,236,598
KBC Group NV	44,822	2,806,506
Lotus Bakeries NV	91	740,903
Sofina SA	3,290	668,095
Solvay SA	14,831	1,646,388
UCB SA	22,368	1,836,312
Umicore SA	44,743	1,063,494
Warehouses De Pauw CVA REIT	34,859	865,099
		22,132,649
BRAZIL — 0.1%
Yara International ASA	33,994	1,294,800
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	36,440	705,403
CHILE — 0.1%
Antofagasta PLC	72,829	1,270,258
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	700,000	1,917,172
Budweiser Brewing Co. APAC Ltd. (d)	304,800	601,672
ESR Group Ltd. (d)	461,400	648,046
Prosus NV	283,084	8,368,048
SITC International Holdings Co. Ltd.	243,000	408,317
Wilmar International Ltd.	385,400	1,053,222
Xinyi Glass Holdings Ltd.	376,010	486,825
		13,483,302

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
DENMARK — 3.2%
AP Moller - Maersk AS Class A	572	$1,017,600
AP Moller - Maersk AS Class B	847	1,531,484
Carlsberg AS Class B	17,557	2,222,045
Chr Hansen Holding AS	21,609	1,326,632
Coloplast AS Class B	24,427	2,592,802
Danske Bank AS	131,572	3,070,175
Demant AS (a)	21,378	888,119
DSV AS	33,884	6,345,553
Genmab AS (a)	11,952	4,255,965
Novo Nordisk AS Class B	601,118	54,955,117
Novozymes AS Class B	38,456	1,554,467
Orsted AS (d)	36,095	1,973,561
Pandora AS	14,798	1,537,116
ROCKWOOL AS Class B	2,140	520,325
Tryg AS	71,797	1,318,569
Vestas Wind Systems AS (a)	182,192	3,920,522
		89,030,052
FINLAND — 1.1%
Elisa Oyj	28,435	1,321,333
Fortum Oyj (b)	91,577	1,066,044
Kesko Oyj Class B	45,946	825,511
Kone Oyj Class B	60,748	2,567,533
Metso Oyj	131,475	1,385,588
Neste Oyj (b)	75,796	2,578,401
Nokia Oyj	966,058	3,649,400
Nordea Bank Abp	586,434	6,483,906
Orion Oyj Class B	20,582	811,068
Sampo Oyj Class A	82,888	3,596,310
Stora Enso Oyj Class R	100,547	1,265,740
UPM-Kymmene Oyj	102,326	3,517,724
Wartsila Oyj Abp	80,245	913,738
		29,982,296
FRANCE — 10.0%
Accor SA	31,897	1,078,644
Adevinta ASA (a)	69,043	687,131
Aeroports de Paris SA	6,344	751,600
Air Liquide SA	96,137	16,269,323
Airbus SE	108,748	14,620,090
Alstom SA	49,576	1,186,242
Amundi SA (d)	11,496	649,344
Arkema SA	11,768	1,165,699
AXA SA	335,739	10,016,967
BioMerieux	7,880	766,050
BNP Paribas SA	192,225	12,298,606
Bollore SE	159,608	860,134
Bouygues SA	38,117	1,337,410
Bureau Veritas SA	58,836	1,464,499
Capgemini SE	29,955	5,258,323
Carrefour SA	105,660	1,821,763
Cie de Saint-Gobain SA	83,947	5,055,431
Security Description	Shares	Value
Cie Generale des Etablissements Michelin SCA	122,510	$3,770,596
Covivio SA REIT	11,869	529,041
Credit Agricole SA	216,406	2,678,869
Danone SA	117,306	6,490,574
Dassault Aviation SA	4,479	845,998
Dassault Systemes SE	121,383	4,535,911
Edenred SE	47,543	2,983,927
Eiffage SA	14,427	1,375,324
Engie SA	331,638	5,101,799
EssilorLuxottica SA	53,935	9,431,244
Eurazeo SE	9,467	565,809
Gecina SA REIT	8,880	909,615
Getlink SE	70,174	1,122,624
Hermes International SCA	5,799	10,620,438
Ipsen SA	7,159	941,385
Kering SA	13,563	6,202,009
Klepierre SA REIT	43,119	1,060,502
La Francaise des Jeux SAEM (d)	18,489	602,917
Legrand SA	48,327	4,466,810
L'Oreal SA	44,294	18,439,615
LVMH Moet Hennessy Louis Vuitton SE	50,829	38,553,213
Orange SA	336,315	3,866,958
Pernod Ricard SA	37,266	6,228,032
Publicis Groupe SA	43,731	3,322,502
Remy Cointreau SA	4,103	502,390
Renault SA	38,533	1,585,976
Safran SA	62,525	9,839,722
Sartorius Stedim Biotech	5,561	1,330,622
SEB SA	4,806	451,082
Societe Generale SA	131,149	3,199,891
Sodexo SA	17,688	1,826,274
Teleperformance SE	11,251	1,422,292
Thales SA	20,371	2,870,674
TotalEnergies SE	413,476	27,277,307
Unibail-Rodamco-Westfield REIT (a)	24,164	1,196,035
Valeo SE	44,887	776,069
Veolia Environnement SA	122,651	3,561,971
Vinci SA	97,290	10,817,668
Vivendi SE	133,656	1,173,953
Wendel SE	6,032	479,298
Worldline SA (a)(d)	48,632	1,372,185
		279,616,377
GERMANY — 7.9%
adidas AG	29,433	5,192,244
Allianz SE	74,051	17,695,218
BASF SE	163,110	7,417,152
Bayer AG	179,672	8,645,851
Bayerische Motoren Werke AG	54,710	5,582,736
Bayerische Motoren Werke AG Preference Shares	11,599	1,084,363

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Bechtle AG	15,089	$706,755
Beiersdorf AG	19,114	2,471,943
Brenntag SE	26,021	2,024,354
Carl Zeiss Meditec AG	8,085	708,939
Commerzbank AG	188,234	2,150,369
Continental AG	19,127	1,351,938
Covestro AG (a)(d)	34,156	1,846,466
Daimler Truck Holding AG	88,738	3,083,484
Deutsche Bank AG	371,474	4,109,965
Deutsche Boerse AG	34,569	5,991,409
Deutsche Lufthansa AG (a)	121,904	968,768
Deutsche Post AG	180,940	7,382,159
Deutsche Telekom AG	594,062	12,496,240
E.ON SE	407,343	4,830,273
Evonik Industries AG	39,982	733,384
Fresenius Medical Care AG & Co. KGaA	40,959	1,771,041
Fresenius SE & Co. KGaA	75,174	2,344,735
GEA Group AG	27,860	1,031,207
Hannover Rueck SE	10,747	2,365,567
Heidelberg Materials AG	25,629	1,994,943
HelloFresh SE (a)	30,626	916,987
Henkel AG & Co. KGaA	21,411	1,353,787
Henkel AG & Co. KGaA Preference Shares	32,026	2,287,402
Infineon Technologies AG	238,477	7,916,747
Knorr-Bremse AG	14,406	917,887
LEG Immobilien SE (a)	12,550	868,193
Mercedes-Benz Group AG	146,836	10,243,432
Merck KGaA	23,350	3,909,755
MTU Aero Engines AG	10,149	1,845,497
Muenchener Rueckversicherungs-Gesellschaft AG	24,963	9,755,157
Nemetschek SE	11,865	727,093
Porsche Automobil Holding SE Preference Shares	30,863	1,524,345
Puma SE	19,231	1,197,216
Rational AG	1,075	682,894
Rheinmetall AG	7,727	1,995,337
RWE AG	114,470	4,260,008
SAP SE	192,003	24,967,241
Sartorius AG Preference Shares	5,144	1,752,590
Scout24 SE (d)	13,225	919,369
Siemens AG	139,615	20,052,907
Siemens Energy AG (a)	104,622	1,371,315
Siemens Healthineers AG (d)	53,831	2,735,691
Symrise AG	23,628	2,259,458
Talanx AG	12,433	789,806
Telefonica Deutschland Holding AG	172,355	309,305
Volkswagen AG	5,740	757,830
Volkswagen AG Preference Shares	37,317	4,304,151
Vonovia SE	131,783	3,182,571
Wacker Chemie AG	3,583	514,588
Security Description	Shares	Value
Zalando SE (a)(d)	44,998	$1,006,668
		221,306,730
HONG KONG — 2.1%
AIA Group Ltd.	2,120,800	17,290,050
CK Asset Holdings Ltd.	348,399	1,835,002
CK Infrastructure Holdings Ltd.	136,000	643,373
CLP Holdings Ltd.	292,000	2,160,588
Futu Holdings Ltd. ADR (a)(b)	10,900	630,129
Hang Lung Properties Ltd.	381,000	521,501
Hang Seng Bank Ltd.	144,300	1,795,493
Henderson Land Development Co. Ltd.	259,436	684,047
HKT Trust & HKT Ltd. Stapled Security	811,000	847,052
Hong Kong & China Gas Co. Ltd.	2,101,995	1,465,413
Hong Kong Exchanges & Clearing Ltd.	220,030	8,220,379
Hongkong Land Holdings Ltd.	238,600	851,802
Jardine Matheson Holdings Ltd.	27,600	1,281,192
Link REIT	483,291	2,369,603
MTR Corp. Ltd.	265,512	1,050,949
New World Development Co. Ltd.	259,269	504,512
Power Assets Holdings Ltd.	286,000	1,384,015
Prudential PLC	500,292	5,427,290
Sino Land Co. Ltd.	630,456	710,806
Sun Hung Kai Properties Ltd.	278,500	2,979,922
Swire Pacific Ltd. Class A	84,500	570,213
Swire Properties Ltd.	232,200	484,451
Techtronic Industries Co. Ltd.	262,500	2,547,291
WH Group Ltd. (d)	1,376,266	722,237
Wharf Real Estate Investment Co. Ltd.	313,000	1,208,942
		58,186,252
IRELAND — 0.4%
AerCap Holdings NV (a)	27,100	1,698,357
AIB Group PLC	288,957	1,303,275
Bank of Ireland Group PLC	186,033	1,829,781
Kerry Group PLC Class A	28,467	2,386,441
Kingspan Group PLC	27,408	2,059,133
Smurfit Kappa Group PLC	49,767	1,662,922
		10,939,909
ISRAEL — 0.6%
Azrieli Group Ltd.	7,326	376,018
Bank Hapoalim BM	224,312	1,996,830
Bank Leumi Le-Israel BM	272,570	2,256,023
Check Point Software Technologies Ltd. (a)	17,310	2,307,077
Elbit Systems Ltd.	5,637	1,122,514
Global-e Online Ltd. (a)(b)	20,000	794,800
ICL Group Ltd.	150,007	830,220

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Israel Discount Bank Ltd. Class A	250,161	$1,352,987
Mizrahi Tefahot Bank Ltd.	30,625	1,110,930
Nice Ltd. (a)	11,219	1,901,071
Teva Pharmaceutical Industries Ltd. ADR (a)	206,728	2,108,626
Wix.com Ltd. (a)	11,400	1,046,520
		17,203,616
ITALY — 2.2%
Amplifon SpA	25,292	752,995
Assicurazioni Generali SpA	182,926	3,750,476
Coca-Cola HBC AG	38,928	1,068,580
Davide Campari-Milano NV	102,147	1,207,474
DiaSorin SpA	5,558	508,541
Enel SpA	1,487,641	9,166,733
Eni SpA	430,716	6,957,050
Ferrari NV	22,971	6,802,457
FinecoBank Banca Fineco SpA	105,986	1,292,129
Infrastrutture Wireless Italiane SpA (d)	73,441	875,918
Intesa Sanpaolo SpA	2,834,912	7,323,570
Mediobanca Banca di Credito Finanziario SpA (b)	101,803	1,350,533
Moncler SpA	36,651	2,137,338
Nexi SpA (a)(d)	105,114	644,143
Poste Italiane SpA (d)	103,120	1,088,289
Prysmian SpA	51,718	2,088,958
Recordati Industria Chimica e Farmaceutica SpA	22,306	1,055,893
Snam SpA	379,104	1,785,723
Telecom Italia SpA (a)(b)	1,880,790	589,620
Terna - Rete Elettrica Nazionale	249,409	1,882,232
UniCredit SpA	336,393	8,095,428
		60,424,080
JAPAN — 22.4%
Advantest Corp. (b)	138,400	3,877,704
Aeon Co. Ltd.	116,500	2,312,825
AGC, Inc.	33,300	1,170,214
Aisin Corp.	27,700	1,048,785
Ajinomoto Co., Inc.	81,000	3,128,725
ANA Holdings, Inc. (a)(b)	35,300	741,128
Asahi Group Holdings Ltd.	86,700	3,247,800
Asahi Intecc Co. Ltd.	42,900	772,761
Asahi Kasei Corp.	218,600	1,376,861
Astellas Pharma, Inc.	328,200	4,561,480
Azbil Corp.	19,700	604,367
Bandai Namco Holdings, Inc.	113,500	2,313,734
BayCurrent Consulting, Inc.	23,800	797,135
Bridgestone Corp.	103,200	4,031,180
Brother Industries Ltd.	49,800	803,775
Canon, Inc. (b)	181,100	4,375,041
Capcom Co. Ltd.	33,700	1,216,113
Central Japan Railway Co.	129,500	3,154,515
Security Description	Shares	Value
Chiba Bank Ltd.	99,200	$722,935
Chubu Electric Power Co., Inc.	127,700	1,631,924
Chugai Pharmaceutical Co. Ltd.	121,200	3,755,596
Concordia Financial Group Ltd.	178,100	813,370
CyberAgent, Inc.	97,100	524,656
Dai Nippon Printing Co. Ltd.	44,800	1,167,847
Daifuku Co. Ltd.	54,900	1,040,975
Dai-ichi Life Holdings, Inc.	169,400	3,515,710
Daiichi Sankyo Co. Ltd.	338,200	9,305,741
Daikin Industries Ltd.	48,200	7,582,476
Daito Trust Construction Co. Ltd.	12,100	1,277,098
Daiwa House Industry Co. Ltd.	114,200	3,072,629
Daiwa House REIT Investment Corp.	390	689,442
Daiwa Securities Group, Inc.	270,200	1,562,805
Denso Corp.	314,800	5,065,068
Dentsu Group, Inc.	34,600	1,020,204
Disco Corp.	16,500	3,049,556
East Japan Railway Co.	54,300	3,112,994
Eisai Co. Ltd.	45,100	2,509,703
ENEOS Holdings, Inc.	539,400	2,132,297
FANUC Corp.	172,800	4,508,027
Fast Retailing Co. Ltd.	31,900	6,966,802
Fuji Electric Co. Ltd.	21,600	976,469
FUJIFILM Holdings Corp.	67,400	3,910,532
Fujitsu Ltd.	31,800	3,750,578
GLP J-REIT	898	804,574
GMO Payment Gateway, Inc.	9,300	509,607
Hakuhodo DY Holdings, Inc. (b)	55,500	457,278
Hamamatsu Photonics KK	28,600	1,207,247
Hankyu Hanshin Holdings, Inc.	45,100	1,541,666
Hikari Tsushin, Inc.	4,000	610,488
Hirose Electric Co. Ltd.	6,810	790,412
Hitachi Construction Machinery Co. Ltd.	23,300	709,813
Hitachi Ltd.	171,800	10,678,137
Honda Motor Co. Ltd.	844,800	9,522,222
Hoshizaki Corp.	20,300	706,708
Hoya Corp.	64,600	6,634,244
Hulic Co. Ltd.	74,500	669,489
Ibiden Co. Ltd.	19,300	1,030,023
Idemitsu Kosan Co. Ltd.	38,240	881,013
Iida Group Holdings Co. Ltd.	35,900	598,193
Inpex Corp.	173,500	2,622,992
Isuzu Motors Ltd.	115,600	1,456,765
ITOCHU Corp. (b)	217,100	7,864,919
Japan Airlines Co. Ltd.	25,500	496,927
Japan Exchange Group, Inc.	87,900	1,634,006
Japan Metropolitan Fund Invest REIT	1,232	800,831

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Japan Post Bank Co. Ltd.	279,800	$2,439,402
Japan Post Holdings Co. Ltd.	404,800	3,248,437
Japan Post Insurance Co. Ltd.	42,100	711,094
Japan Real Estate Investment Corp. REIT	248	968,899
Japan Tobacco, Inc.	217,500	5,013,905
JFE Holdings, Inc.	97,400	1,430,078
JSR Corp. (b)	35,100	944,860
Kajima Corp.	77,000	1,255,684
Kansai Electric Power Co., Inc.	124,400	1,731,888
Kao Corp.	83,700	3,113,545
Kawasaki Kisen Kaisha Ltd. (b)	27,100	926,912
KDDI Corp.	273,300	8,382,604
Keio Corp. (b)	20,500	706,390
Keisei Electric Railway Co. Ltd.	24,800	860,875
Keyence Corp.	35,700	13,277,601
Kikkoman Corp.	23,600	1,240,532
Kintetsu Group Holdings Co. Ltd.	36,200	1,028,082
Kirin Holdings Co. Ltd.	137,400	1,927,145
Kobayashi Pharmaceutical Co. Ltd.	9,800	438,365
Kobe Bussan Co. Ltd.	32,500	763,578
Koei Tecmo Holdings Co. Ltd.	26,540	378,025
Koito Manufacturing Co. Ltd.	45,400	686,514
Komatsu Ltd.	167,700	4,543,549
Konami Group Corp.	21,000	1,109,915
Kose Corp.	6,200	451,004
Kubota Corp.	181,500	2,680,690
Kurita Water Industries Ltd.	18,300	639,412
Kyocera Corp.	57,500	2,923,455
Kyowa Kirin Co. Ltd.	49,000	855,058
Lasertec Corp.	13,300	2,073,989
Lixil Corp.	59,800	697,884
M3, Inc.	89,400	1,627,143
Makita Corp.	43,400	1,073,766
Marubeni Corp.	261,200	4,081,879
MatsukiyoCocokara & Co.	62,400	1,120,879
Mazda Motor Corp.	104,900	1,192,581
McDonald's Holdings Co. Japan Ltd. (b)	14,600	558,660
MEIJI Holdings Co. Ltd.	44,200	1,100,668
MINEBEA MITSUMI, Inc.	66,500	1,088,020
MISUMI Group, Inc.	52,300	818,891
Mitsubishi Chemical Group Corp.	254,800	1,609,650
Mitsubishi Corp.	210,500	10,054,910
Mitsubishi Electric Corp.	349,900	4,335,501
Mitsubishi Estate Co. Ltd.	201,400	2,638,546
Mitsubishi HC Capital, Inc.	159,200	1,062,578
Mitsubishi Heavy Industries Ltd.	57,600	3,221,508
Security Description	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	2,096,700	$17,823,179
Mitsui & Co. Ltd.	240,000	8,721,863
Mitsui Chemicals, Inc.	35,100	911,930
Mitsui Fudosan Co. Ltd.	160,400	3,540,677
Mitsui OSK Lines Ltd. (b)	60,500	1,666,309
Mizuho Financial Group, Inc.	440,240	7,496,397
MonotaRO Co. Ltd.	53,900	578,100
MS&AD Insurance Group Holdings, Inc.	81,700	3,008,487
Murata Manufacturing Co. Ltd.	313,500	5,743,736
NEC Corp.	43,800	2,424,740
Nexon Co. Ltd.	67,400	1,207,532
NGK Insulators Ltd.	43,300	575,109
NIDEC Corp.	75,300	3,497,432
Nintendo Co. Ltd.	189,700	7,919,792
Nippon Building Fund, Inc. REIT	310	1,258,904
NIPPON EXPRESS HOLDINGS, Inc.	16,100	841,872
Nippon Paint Holdings Co. Ltd.	186,100	1,254,593
Nippon Prologis REIT, Inc.	470	879,370
Nippon Sanso Holdings Corp.	32,400	769,697
Nippon Steel Corp. (b)	154,200	3,621,853
Nippon Telegraph & Telephone Corp.	5,440,400	6,438,429
Nippon Yusen KK (b)	86,300	2,247,357
Nissan Chemical Corp.	21,400	911,929
Nissan Motor Co. Ltd.	409,100	1,810,211
Nissin Foods Holdings Co. Ltd.	11,900	990,836
Nitori Holdings Co. Ltd.	14,100	1,578,898
Nitto Denko Corp. (b)	25,000	1,643,156
Nomura Holdings, Inc.	534,100	2,144,274
Nomura Real Estate Holdings, Inc.	21,700	545,754
Nomura Real Estate Master Fund, Inc. REIT	899	1,008,495
Nomura Research Institute Ltd.	74,200	1,935,739
NTT Data Group Corp.	110,400	1,482,974
Obayashi Corp.	110,800	977,505
Obic Co. Ltd.	12,400	1,885,033
Odakyu Electric Railway Co. Ltd.	66,800	1,000,265
Oji Holdings Corp.	162,700	685,799
Olympus Corp.	227,300	2,957,299
Omron Corp. (b)	34,900	1,559,245
Ono Pharmaceutical Co. Ltd.	67,300	1,293,459
Open House Group Co. Ltd.	14,000	476,033
Oracle Corp.	6,900	513,252
Oriental Land Co. Ltd.	198,900	6,543,140
ORIX Corp.	212,000	3,967,941
Osaka Gas Co. Ltd.	64,100	1,057,559
Otsuka Corp.	22,600	958,976

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Otsuka Holdings Co. Ltd.	69,800	$2,485,156
Pan Pacific International Holdings Corp.	66,300	1,394,199
Panasonic Holdings Corp.	400,100	4,509,755
Persol Holdings Co. Ltd.	414,000	675,273
Rakuten Group, Inc. (b)	293,700	1,206,684
Recruit Holdings Co. Ltd.	263,500	8,138,526
Renesas Electronics Corp. (a)	229,400	3,513,444
Resona Holdings, Inc.	380,500	2,112,033
Ricoh Co. Ltd.	104,000	899,394
Rohm Co. Ltd.	64,400	1,215,713
SBI Holdings, Inc.	43,100	909,223
SCSK Corp.	30,900	540,245
Secom Co. Ltd.	37,500	2,548,166
Seiko Epson Corp. (b)	57,900	911,617
Sekisui Chemical Co. Ltd.	72,500	1,046,021
Sekisui House Ltd.	106,000	2,114,672
Seven & i Holdings Co. Ltd.	136,900	5,371,416
SG Holdings Co. Ltd.	62,100	796,927
Sharp Corp. (a)	43,600	272,308
Shimadzu Corp.	46,800	1,245,700
Shimano, Inc.	15,200	2,053,999
Shimizu Corp.	113,000	787,157
Shin-Etsu Chemical Co. Ltd.	333,400	9,703,174
Shionogi & Co. Ltd.	46,300	2,074,463
Shiseido Co. Ltd.	71,600	2,519,015
Shizuoka Financial Group, Inc.	96,100	785,029
SMC Corp.	10,400	4,668,065
SoftBank Corp.	522,900	5,923,689
SoftBank Group Corp.	188,000	7,981,102
Sompo Holdings, Inc.	52,600	2,267,554
Sony Group Corp.	231,600	18,996,710
Square Enix Holdings Co. Ltd.	16,100	552,940
Subaru Corp.	109,300	2,128,503
SUMCO Corp.	67,300	878,993
Sumitomo Chemical Co. Ltd.	247,000	673,674
Sumitomo Corp.	188,900	3,777,367
Sumitomo Electric Industries Ltd.	133,200	1,608,040
Sumitomo Metal Mining Co. Ltd.	49,900	1,471,001
Sumitomo Mitsui Financial Group, Inc.	232,600	11,451,916
Sumitomo Mitsui Trust Holdings, Inc.	62,600	2,362,209
Sumitomo Realty & Development Co. Ltd.	56,800	1,479,141
Suntory Beverage & Food Ltd.	27,500	838,499
Suzuki Motor Corp.	65,900	2,656,756
Sysmex Corp.	31,600	1,510,490
T&D Holdings, Inc.	92,500	1,529,837
Taisei Corp.	35,400	1,248,044
Security Description	Shares	Value
Takeda Pharmaceutical Co. Ltd.	289,217	$8,994,847
TDK Corp.	69,400	2,577,415
Terumo Corp.	121,300	3,221,390
TIS, Inc.	37,000	816,492
Tobu Railway Co. Ltd.	33,400	859,928
Toho Co. Ltd.	21,600	738,504
Tokio Marine Holdings, Inc.	328,800	7,634,726
Tokyo Electric Power Co. Holdings, Inc. (a)	274,000	1,228,019
Tokyo Electron Ltd.	86,400	11,834,585
Tokyo Gas Co. Ltd.	68,500	1,556,599
Tokyu Corp.	97,600	1,127,575
TOPPAN, Inc.	42,100	1,008,594
Toray Industries, Inc.	240,500	1,253,872
Toshiba Corp. (a)	16,000	493,537
Tosoh Corp.	48,000	616,948
TOTO Ltd.	25,200	652,354
Toyota Industries Corp.	25,900	2,043,709
Toyota Motor Corp.	1,951,500	35,015,187
Toyota Tsusho Corp.	37,800	2,227,851
Trend Micro, Inc.	24,500	930,581
Unicharm Corp.	77,100	2,733,698
USS Co. Ltd.	47,000	778,740
Welcia Holdings Co. Ltd.	21,500	372,225
West Japan Railway Co.	38,600	1,599,873
Yakult Honsha Co. Ltd.	51,400	1,251,373
Yamaha Corp.	29,600	810,492
Yamaha Motor Co. Ltd.	59,300	1,562,126
Yamato Holdings Co. Ltd.	44,200	721,240
Yaskawa Electric Corp.	42,100	1,522,061
Yokogawa Electric Corp.	49,500	958,155
Z Holdings Corp.	530,500	1,477,117
Zensho Holdings Co. Ltd.	20,200	879,609
ZOZO, Inc.	26,100	479,673
		622,629,746
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	36,364	926,739
LUXEMBOURG — 0.1%
ArcelorMittal SA	91,115	2,293,527
Eurofins Scientific SE	25,158	1,425,028
		3,718,555
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	416,000	2,504,440
Sands China Ltd. (a)	452,000	1,385,114
		3,889,554
NETHERLANDS — 5.3%
ABN AMRO Bank NV GDR (d)	80,041	1,138,951
Adyen NV (a)(d)	3,894	2,909,441
Aegon NV	316,542	1,535,606
Akzo Nobel NV	30,352	2,200,617
Argenx SE (a)	10,160	4,954,628

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
ASM International NV	8,474	$3,566,309
ASML Holding NV	74,229	43,939,645
ASR Nederland NV	27,541	1,035,729
BE Semiconductor Industries NV	13,407	1,320,104
Euronext NV (d)	17,399	1,215,799
EXOR NV (b)	20,230	1,797,870
Ferrovial SE	97,502	2,990,580
Heineken Holding NV	25,583	1,933,941
Heineken NV	52,210	4,613,447
IMCD NV	10,647	1,352,701
ING Groep NV	661,579	8,790,607
JDE Peet's NV	20,587	575,863
Koninklijke Ahold Delhaize NV	176,453	5,328,096
Koninklijke KPN NV	624,242	2,061,398
Koninklijke Philips NV	167,349	3,360,410
NN Group NV (b)	48,761	1,571,487
OCI NV (a)	24,942	696,890
Randstad NV	18,830	1,044,261
Shell PLC	1,234,051	39,252,107
Universal Music Group NV (b)	147,795	3,869,700
Wolters Kluwer NV	46,809	5,681,943
		148,738,130
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	246,939	1,173,633
Fisher & Paykel Healthcare Corp. Ltd. Class C	100,258	1,299,979
Mercury NZ Ltd.	161,761	592,884
Meridian Energy Ltd.	225,767	697,252
Spark New Zealand Ltd.	365,301	1,055,752
Xero Ltd. (a)	28,504	2,068,316
		6,887,816
NORWAY — 0.7%
Aker BP ASA	63,294	1,760,670
DNB Bank ASA	166,507	3,373,688
Equinor ASA	163,596	5,398,698
Gjensidige Forsikring ASA	46,488	688,090
Kongsberg Gruppen ASA	17,362	719,878
Mowi ASA	81,658	1,454,609
Norsk Hydro ASA	244,766	1,545,767
Orkla ASA	127,517	958,458
Salmar ASA	14,872	759,473
Telenor ASA	121,103	1,382,786
		18,042,117
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	559,621	2,332,075
Galp Energia SGPS SA	97,676	1,451,939
Jeronimo Martins SGPS SA	58,822	1,324,026
		5,108,040
Security Description	Shares	Value
SINGAPORE — 1.6%
CapitaLand Ascendas REIT	684,715	$1,379,564
CapitaLand Integrated Commercial Trust REIT	1,086,189	1,472,232
CapitaLand Investment Ltd.	514,482	1,168,506
City Developments Ltd.	91,600	443,605
DBS Group Holdings Ltd.	330,657	8,149,536
Genting Singapore Ltd.	1,255,700	777,395
Grab Holdings Ltd. Class A (a)	366,700	1,298,118
Jardine Cycle & Carriage Ltd.	22,800	533,375
Keppel Corp. Ltd.	284,500	1,417,393
Mapletree Logistics Trust REIT	683,004	840,682
Mapletree Pan Asia Commercial Trust REIT	465,100	487,283
Oversea-Chinese Banking Corp. Ltd.	615,466	5,776,335
Sea Ltd. ADR (a)	65,100	2,861,145
Seatrium Ltd. (a)	9,634,821	945,905
Sembcorp Industries Ltd.	198,600	740,621
Singapore Airlines Ltd. (b)	281,049	1,330,190
Singapore Exchange Ltd.	167,000	1,192,945
Singapore Technologies Engineering Ltd.	302,100	865,419
Singapore Telecommunications Ltd.	1,574,400	2,791,449
STMicroelectronics NV	124,171	5,388,136
United Overseas Bank Ltd.	229,190	4,785,636
UOL Group Ltd.	106,632	501,559
		45,147,029
SOUTH AFRICA — 0.2%
Anglo American PLC	231,170	6,392,209
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (a)(d)	35,875	1,031,989
SPAIN — 2.5%
Acciona SA	4,395	561,642
ACS Actividades de Construccion y Servicios SA	41,790	1,507,433
Aena SME SA (d)	14,182	2,141,167
Amadeus IT Group SA	81,827	4,962,415
Banco Bilbao Vizcaya Argentaria SA	1,089,341	8,892,250
Banco Santander SA	2,962,606	11,350,001
CaixaBank SA	787,105	3,155,053
Cellnex Telecom SA (a)(d)	102,025	3,561,386
Corp. ACCIONA Energias Renovables SA (b)	10,385	268,281
EDP Renovaveis SA	53,726	882,531
Enagas SA	53,522	888,529
Endesa SA	54,532	1,112,857
Grifols SA (a)	51,836	674,766
Iberdrola SA	1,115,790	12,516,326
Industria de Diseno Textil SA	199,024	7,436,191
Naturgy Energy Group SA (b)	25,173	686,553

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Redeia Corp. SA	82,554	$1,301,883
Repsol SA	230,441	3,798,760
Telefonica SA	934,737	3,827,977
		69,526,001
SWEDEN — 2.9%
Alfa Laval AB	54,344	1,879,796
Assa Abloy AB Class B	180,956	3,967,501
Atlas Copco AB Class A	489,215	6,630,669
Atlas Copco AB Class B	280,733	3,312,712
Beijer Ref AB	66,109	702,821
Boliden AB	51,466	1,489,616
Epiroc AB Class A	124,832	2,389,965
Epiroc AB Class B	71,132	1,147,100
EQT AB	70,952	1,416,532
Essity AB Class B	116,597	2,531,731
Evolution AB (d)	35,210	3,585,754
Fastighets AB Balder Class B (a)(b)	128,686	583,956
Getinge AB Class B	45,194	801,613
H & M Hennes & Mauritz AB Class B	129,023	1,846,240
Hexagon AB Class B	372,917	3,205,297
Holmen AB Class B	21,157	829,205
Husqvarna AB Class B (b)	69,019	531,990
Industrivarden AB Class A	27,593	733,497
Industrivarden AB Class C (b)	32,804	871,416
Indutrade AB	53,245	993,424
Investment AB Latour Class B	33,191	588,867
Investor AB Class B	314,873	6,080,554
L E Lundbergforetagen AB Class B	16,895	710,684
Lifco AB Class B	48,109	849,996
Nibe Industrier AB Class B	302,073	1,996,359
Saab AB Class B	15,719	805,613
Sagax AB Class B	40,834	783,665
Sandvik AB	192,072	3,564,157
Securitas AB Class B	85,873	684,980
Skandinaviska Enskilda Banken AB Class A	285,370	3,431,784
Skanska AB Class B	68,771	1,139,410
SKF AB Class B	62,384	1,045,935
Svenska Cellulosa AB SCA Class B	105,201	1,452,007
Svenska Handelsbanken AB Class A	258,965	2,325,493
Swedbank AB Class A	162,999	3,020,167
Swedish Orphan Biovitrum AB (a)	43,258	889,512
Tele2 AB Class B	102,295	787,913
Telefonaktiebolaget LM Ericsson Class B (b)	523,662	2,570,543
Telia Co. AB (b)	465,670	967,413
Volvo AB Class A	41,104	860,353
Volvo AB Class B	274,179	5,693,450
Security Description	Shares	Value
Volvo Car AB Class B	106,078	$433,912
		80,133,602
SWITZERLAND — 6.0%
ABB Ltd.	292,807	10,498,546
Adecco Group AG	27,484	1,134,451
Alcon, Inc.	91,168	7,069,805
Bachem Holding AG	5,589	415,448
Baloise Holding AG	9,114	1,324,060
Banque Cantonale Vaudoise (b)	5,007	525,713
Barry Callebaut AG	659	1,050,308
BKW AG	3,766	664,855
Chocoladefabriken Lindt & Spruengli AG (e)	189	2,105,280
Chocoladefabriken Lindt & Spruengli AG (e)	19	2,085,264
Cie Financiere Richemont SA Class A	95,647	11,710,170
Clariant AG	36,220	574,104
DSM-Firmenich AG	33,293	2,824,499
Dufry AG (a)	19,349	738,384
EMS-Chemie Holding AG	1,465	997,699
Geberit AG	5,998	3,009,491
Givaudan SA	1,677	5,488,564
Helvetia Holding AG	7,286	1,022,652
Julius Baer Group Ltd.	36,744	2,364,180
Kuehne & Nagel International AG	9,734	2,777,191
Logitech International SA	32,387	2,240,325
Lonza Group AG	13,582	6,318,867
Novartis AG	377,265	38,712,140
Partners Group Holding AG	4,113	4,651,179
Schindler Holding AG (e)	7,626	1,525,533
Schindler Holding AG (e)	4,669	902,360
SGS SA	28,790	2,423,924
SIG Group AG	53,078	1,313,605
Sika AG	26,682	6,798,835
Sonova Holding AG	9,247	2,200,560
Straumann Holding AG	21,313	2,730,524
Swatch Group AG	9,691	475,122
Swatch Group AG Bearer Shares	5,857	1,507,147
Swiss Life Holding AG	5,312	3,319,129
Swiss Prime Site AG	13,270	1,217,770
Swisscom AG	4,954	2,947,056
Temenos AG	13,590	957,005
UBS Group AG	603,428	14,966,967
VAT Group AG (d)	5,043	1,813,672
Zurich Insurance Group AG	27,575	12,663,159
		168,065,543
UNITED KINGDOM — 11.2%
3i Group PLC	176,230	4,458,970
abrdn PLC	364,238	692,419
Admiral Group PLC	38,462	1,115,877
Ashtead Group PLC	79,513	4,854,419

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Associated British Foods PLC	60,943	$1,538,260
AstraZeneca PLC	285,266	38,655,090
Auto Trader Group PLC (d)	181,317	1,366,788
Aviva PLC	487,167	2,317,796
BAE Systems PLC	555,844	6,769,427
Barclays PLC	2,825,521	5,481,346
Barratt Developments PLC	200,006	1,076,801
Berkeley Group Holdings PLC	19,641	984,564
BP PLC	3,187,882	20,676,606
British American Tobacco PLC	389,375	12,247,232
BT Group PLC (b)	1,133,037	1,613,877
Bunzl PLC	64,006	2,285,864
Burberry Group PLC	72,606	1,691,298
Centrica PLC	985,151	1,857,147
CK Hutchison Holdings Ltd.	513,500	2,747,199
CNH Industrial NV	195,155	2,384,399
Coca-Cola Europacific Partners PLC	38,200	2,386,736
Compass Group PLC	316,468	7,725,298
Croda International PLC	24,415	1,464,656
DCC PLC	19,766	1,111,939
Diageo PLC	412,362	15,270,374
Entain PLC	111,995	1,275,095
Halma PLC	66,910	1,583,114
Hargreaves Lansdown PLC	60,927	574,986
HSBC Holdings PLC	3,635,130	28,613,289
Imperial Brands PLC	155,432	3,162,507
Informa PLC	269,740	2,470,550
InterContinental Hotels Group PLC	29,956	2,220,824
Intertek Group PLC	29,942	1,502,759
J Sainsbury PLC	297,317	917,386
JD Sports Fashion PLC	501,204	915,781
Johnson Matthey PLC	35,096	697,377
Kingfisher PLC	397,479	1,083,324
Land Securities Group PLC REIT	118,233	851,136
Legal & General Group PLC	1,072,068	2,911,440
Lloyds Banking Group PLC	11,720,854	6,347,521
London Stock Exchange Group PLC	79,305	7,970,157
M&G PLC	469,732	1,131,183
Melrose Industries PLC	235,209	1,346,999
National Grid PLC	672,455	8,043,494
NatWest Group PLC	1,072,242	3,084,664
Next PLC	23,179	2,064,120
Ocado Group PLC (a)	98,394	721,049
Pearson PLC	118,312	1,254,019
Persimmon PLC	69,777	917,667
Phoenix Group Holdings PLC	145,994	859,246
Reckitt Benckiser Group PLC	131,186	9,277,296
RELX PLC	346,834	11,747,355
Rentokil Initial PLC	453,330	3,376,308
Security Description	Shares	Value
Rolls-Royce Holdings PLC (a)	1,522,490	$4,104,929
Sage Group PLC	182,516	2,203,194
Schroders PLC	159,095	790,715
Segro PLC REIT	205,293	1,802,603
Severn Trent PLC	46,869	1,352,921
Smith & Nephew PLC	154,764	1,932,418
Smiths Group PLC	69,123	1,366,341
Spirax-Sarco Engineering PLC	13,830	1,608,008
SSE PLC	196,963	3,870,490
St. James's Place PLC	111,737	1,134,959
Standard Chartered PLC	428,224	3,961,828
Taylor Wimpey PLC	592,911	848,873
Tesco PLC	1,296,601	4,181,139
Unilever PLC	462,262	22,918,362
United Utilities Group PLC	127,120	1,471,192
Vodafone Group PLC	4,154,501	3,895,369
Whitbread PLC	37,255	1,575,135
Wise PLC Class A (a)	120,682	1,009,878
WPP PLC	202,958	1,815,790
		311,539,172
UNITED STATES — 7.3%
CRH PLC	133,863	7,421,012
CSL Ltd.	88,495	14,324,357
CyberArk Software Ltd. (a)	8,300	1,359,291
Experian PLC	167,264	5,493,785
GSK PLC	750,780	13,672,155
Haleon PLC	1,001,226	4,165,344
Holcim AG	94,831	6,093,317
James Hardie Industries PLC CDI (a)	83,188	2,189,996
Monday.com Ltd. (a)	3,800	605,036
Nestle SA	491,807	55,771,817
QIAGEN NV (a)	42,852	1,736,293
Roche Holding AG	129,303	35,400,018
Roche Holding AG Bearer Shares (b)	6,283	1,850,285
Sanofi	208,807	22,434,632
Schneider Electric SE	99,883	16,600,812
Stellantis NV	403,704	7,783,348
Swiss Re AG	54,813	5,651,467
Tenaris SA	81,925	1,299,770
		203,852,735
TOTAL COMMON STOCKS (Cost $2,090,275,590)		2,720,212,633

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr Ing hc F Porsche AG (d) (Cost $1,819,542)	21,677	2,042,597

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (f)(g)	38,515,683	$38,523,386
State Street Navigator Securities Lending Portfolio II (h)(i)	40,353,155	40,353,155
TOTAL SHORT-TERM INVESTMENTS (Cost $78,876,541)		78,876,541
TOTAL INVESTMENTS — 100.5% (Cost $2,170,971,673)		2,801,131,771
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(15,213,285)
NET ASSETS — 100.0%		$2,785,918,486
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2023.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	630	12/15/2023	$66,614,286	$64,307,250	$(2,307,036)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,720,212,633	$—	$—	$2,720,212,633
Preferred Stocks	2,042,597	—	—	2,042,597
Short-Term Investments	78,876,541	—	—	78,876,541
TOTAL INVESTMENTS	$2,801,131,771	$—	$—	$2,801,131,771
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(2,307,036)	$—	$—	$(2,307,036)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,307,036)	$—	$—	$(2,307,036)
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Sector Breakdown as of September 30, 2023

% of Net Assets
Financials	18.6%
Industrials	15.5
Health Care	13.1
Consumer Discretionary	11.8
Consumer Staples	9.5
Information Technology	7.5
Materials	7.3
Energy	4.7
Communication Services	4.1
Utilities	3.3
Real Estate	2.3
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	150,126,647	$150,156,673	$879,790,958	$991,418,368	$(9,708)	$3,831	38,515,683	$38,523,386	$2,878,406
State Street Navigator Securities Lending Portfolio II	36,982,799	36,982,799	241,754,476	238,384,120	—	—	40,353,155	40,353,155	366,385
Total		$187,139,472	$1,121,545,434	$1,229,802,488	$(9,708)	$3,831		$78,876,541	$3,244,791
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 18.5%
State Street Equity 500 Index II Portfolio	251,192	$98,864,196
State Street Small/Mid Cap Equity Index Portfolio	74,746	18,773,115
		117,637,311
DOMESTIC FIXED INCOME — 46.8%
SPDR Bloomberg High Yield Bond ETF (a)	493,375	44,601,100
SPDR Portfolio Short Term Corporate Bond ETF (a)	867,482	25,434,572
SPDR Portfolio Short Term Treasury ETF (a)	3,498,563	100,478,729
State Street Aggregate Bond Index Portfolio	1,498,331	127,223,341
		297,737,742
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	6,330,569	114,456,688
INTERNATIONAL EQUITY — 11.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	694,941	73,496,913
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (a)	840,997	32,126,085
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $684,496,639)		635,454,739
SHORT-TERM INVESTMENTS — 22.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (b)(c)	963,089	963,089
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d)(e)	144,560,499	$144,560,499
TOTAL SHORT-TERM INVESTMENTS (Cost $145,523,588)		$145,523,588
TOTAL INVESTMENTS — 122.7% (Cost $830,020,227)		780,978,327
LIABILITIES IN EXCESS OF OTHER ASSETS — (22.7)%		(144,674,393)
NET ASSETS — 100.0%		$636,303,934
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$635,454,739	$—	$—	$635,454,739
Short-Term Investments	145,523,588	—	—	145,523,588
TOTAL INVESTMENTS	$780,978,327	$—	$—	$780,978,327
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	5,817,678	$107,336,159	$15,769,010	$6,165,821	$(379,773)	$(2,102,887)	6,330,569	$114,456,688	$3,044,978
SPDR Bloomberg High Yield Bond ETF	470,311	42,327,990	5,097,031	2,977,670	(591,656)	745,405	493,375	44,601,100	1,961,485
SPDR Dow Jones Global Real Estate ETF	739,733	30,255,080	6,192,418	2,174,575	411,557	(2,558,395)	840,997	32,126,085	832,615
SPDR Portfolio Short Term Corporate Bond ETF	811,155	23,831,734	4,049,467	2,380,394	100,170	(166,405)	867,482	25,434,572	649,638
SPDR Portfolio Short Term Treasury ETF	3,258,176	94,128,705	17,139,262	10,127,253	(635,963)	(26,022)	3,498,563	100,478,729	2,269,590
State Street Aggregate Bond Index Portfolio	1,360,309	119,108,667	18,268,434	6,080,755	(959,157)	(3,113,848)	1,498,331	127,223,341	2,614,841
State Street Equity 500 Index II Portfolio	270,595	94,183,377	8,150,000	16,060,396	7,190,089	5,401,126	251,192	98,864,196	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	686,917	68,932,082	7,566,567	6,781,353	1,738,728	2,040,889	694,941	73,496,913	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,262,531	2,262,531	83,801,002	85,100,444	—	—	963,089	963,089	64,081
State Street Navigator Securities Lending Portfolio II	5,800,100	5,800,100	992,275,418	853,515,019	—	—	144,560,499	144,560,499	129,896
State Street Small/Mid Cap Equity Index Portfolio	77,564	17,875,313	1,260,000	2,019,893	753,492	904,203	74,746	18,773,115	—
Total		$606,041,738	$1,159,568,609	$993,383,573	$7,627,487	$1,124,066		$780,978,327	$11,567,124
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 20.4%
State Street Equity 500 Index II Portfolio	378,296	$148,889,631
State Street Small/Mid Cap Equity Index Portfolio	115,640	29,044,111
		177,933,742
DOMESTIC FIXED INCOME — 43.6%
SPDR Bloomberg High Yield Bond ETF (b)	675,951	61,105,970
SPDR Portfolio Short Term Corporate Bond ETF (b)	944,860	27,703,295
SPDR Portfolio Short Term Treasury ETF	3,797,787	109,072,443
State Street Aggregate Bond Index Portfolio	2,152,569	182,774,668
		380,656,376
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	8,673,043	156,808,617
INTERNATIONAL EQUITY — 12.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,055,697	111,650,493
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	1,152,293	44,017,593
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $933,421,995)		871,066,821
SHORT-TERM INVESTMENTS — 7.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (c)(d)	1,442,243	1,442,243
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	66,056,653	$66,056,653
TOTAL SHORT-TERM INVESTMENTS (Cost $67,498,896)		$67,498,896
TOTAL INVESTMENTS — 107.6% (Cost $1,000,920,891)		938,565,717
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%		(65,966,478)
NET ASSETS — 100.0%		$872,599,239
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$871,066,821	$—	$—	$871,066,821
Short-Term Investments	67,498,896	—	—	67,498,896
TOTAL INVESTMENTS	$938,565,717	$—	$—	$938,565,717
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	8,273,632	$152,648,510	$16,903,627	$9,409,709	$(239,455)	$(3,094,356)	8,673,043	$156,808,617	$4,243,858
SPDR Bloomberg High Yield Bond ETF	668,138	60,132,420	5,944,009	5,213,509	(425,045)	668,095	675,951	61,105,970	2,736,250
SPDR Dow Jones Global Real Estate ETF	1,050,807	42,978,006	7,345,677	3,341,308	(683,154)	(2,281,628)	1,152,293	44,017,593	1,152,119
SPDR Portfolio Short Term Corporate Bond ETF	791,506	23,254,446	5,332,673	810,327	(13,585)	(59,912)	944,860	27,703,295	661,318
SPDR Portfolio Short Term Treasury ETF	3,157,513	91,220,551	31,240,872	12,684,431	(769,808)	65,259	3,797,787	109,072,443	2,299,966
State Street Aggregate Bond Index Portfolio	2,055,317	179,963,571	18,480,555	9,879,339	(1,100,731)	(4,689,388)	2,152,569	182,774,668	3,862,806
State Street Equity 500 Index II Portfolio	443,382	154,323,478	6,390,000	32,196,260	9,644,357	10,728,056	378,296	148,889,631	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,145,581	114,958,995	7,527,509	17,378,794	4,779,106	1,763,677	1,055,697	111,650,493	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,100,349	3,100,349	118,826,586	120,484,692	—	—	1,442,243	1,442,243	74,330
State Street Navigator Securities Lending Portfolio II	16,506,800	16,506,800	1,108,187,528	1,058,637,675	—	—	66,056,653	66,056,653	176,830
State Street Small/Mid Cap Equity Index Portfolio	133,335	30,728,464	690,000	5,173,473	480,390	2,318,730	115,640	29,044,111	—
Total		$869,815,590	$1,326,869,036	$1,275,209,517	$11,672,075	$5,418,533		$938,565,717	$15,207,477
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 28.0%
State Street Equity 500 Index II Portfolio	1,019,599	$401,293,999
State Street Small/Mid Cap Equity Index Portfolio	352,117	88,437,598
		489,731,597
DOMESTIC FIXED INCOME — 33.2%
SPDR Bloomberg High Yield Bond ETF (a)	1,322,371	119,542,338
SPDR Portfolio Long Term Treasury ETF (a)	831,993	21,756,617
SPDR Portfolio Short Term Corporate Bond ETF (a)	562,677	16,497,690
SPDR Portfolio Short Term Treasury ETF (a)	2,181,164	62,643,030
State Street Aggregate Bond Index Portfolio	4,225,788	358,811,663
		579,251,338
INFLATION LINKED — 15.9%
SPDR Bloomberg 1-10 Year TIPS ETF	15,386,452	278,187,052
INTERNATIONAL EQUITY — 18.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,018,745	319,262,445
REAL ESTATE — 4.4%
SPDR Dow Jones Global Real Estate ETF	2,016,061	77,013,530
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,863,703,909)		1,743,445,962
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (b)(c)	4,435,716	$4,435,716
State Street Navigator Securities Lending Portfolio II (d)(e)	156,244,091	156,244,091
TOTAL SHORT-TERM INVESTMENTS (Cost $160,679,807)		$160,679,807
TOTAL INVESTMENTS — 109.0% (Cost $2,024,383,716)		1,904,125,769
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(157,413,447)
NET ASSETS — 100.0%		$1,746,712,322
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,743,445,962	$—	$—	$1,743,445,962
Short-Term Investments	160,679,807	—	—	160,679,807
TOTAL INVESTMENTS	$1,904,125,769	$—	$—	$1,904,125,769
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	12,920,261	$238,378,816	$53,800,917	$7,886,706	$(648,200)	$(5,457,775)	15,386,452	$278,187,052	$—
SPDR Bloomberg High Yield Bond ETF	1,230,174	110,715,660	16,941,321	8,486,438	(616,273)	988,068	1,322,371	119,542,338	5,237,689
SPDR Dow Jones Global Real Estate ETF	1,607,015	65,726,914	20,981,441	4,602,410	(950,171)	(4,142,244)	2,016,061	77,013,530	—
SPDR Portfolio Intermediate Term Treasury ETF	343,119	9,689,681	500,415	10,396,255	(418,152)	624,311	—	—	40,908
SPDR Portfolio Long Term Treasury ETF	779,970	22,642,529	7,734,016	5,759,821	(3,256,629)	396,522	831,993	21,756,617	565,133
SPDR Portfolio Short Term Corporate Bond ETF	396,337	11,644,381	5,104,176	200,311	(13,242)	(37,314)	562,677	16,497,690	363,185
SPDR Portfolio Short Term Treasury ETF	1,500,728	43,356,032	29,819,132	10,110,092	(588,562)	166,520	2,181,164	62,643,030	1,207,501
State Street Aggregate Bond Index Portfolio	3,782,953	331,235,396	53,387,047	14,177,529	(1,863,549)	(9,769,702)	4,225,788	358,811,663	—
State Street Equity 500 Index II Portfolio	1,128,439	392,764,383	25,902,049	70,312,219	20,649,929	32,289,857	1,019,599	401,293,999	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,126,177	313,711,813	29,002,669	41,095,311	6,038,424	11,604,850	3,018,745	319,262,445	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,745,254	5,745,254	226,694,372	228,003,910	—	—	4,435,716	4,435,716	161,688
State Street Navigator Securities Lending Portfolio II	28,517,300	28,517,300	1,464,986,614	1,337,259,823	—	—	156,244,091	156,244,091	315,216
State Street Small/Mid Cap Equity Index Portfolio	383,709	88,429,576	3,600,000	11,750,000	638,861	7,519,161	352,117	88,437,598	—
Total		$1,662,557,735	$1,938,454,169	$1,750,040,825	$18,972,436	$34,182,254		$1,904,125,769	$7,891,320
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7%
DOMESTIC EQUITY — 35.9%
State Street Equity 500 Index II Portfolio	1,748,666	$688,240,088
State Street Small/Mid Cap Equity Index Portfolio	685,301	172,120,174
		860,360,262
DOMESTIC FIXED INCOME — 29.4%
SPDR Bloomberg High Yield Bond ETF (a)	1,563,502	141,340,581
SPDR Portfolio Long Term Treasury ETF (a)	5,526,334	144,513,634
State Street Aggregate Bond Index Portfolio	4,920,496	417,799,364
		703,653,579
INFLATION LINKED — 7.2%
SPDR Bloomberg 1-10 Year TIPS ETF	9,529,151	172,287,050
INTERNATIONAL EQUITY — 25.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,739,418	607,000,807
REAL ESTATE — 1.9%
SPDR Dow Jones Global Real Estate ETF (a)	1,185,118	45,271,508
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,512,518,827)		2,388,573,206
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (b)(c)	5,866,639	5,866,639
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d)(e)	98,969,257	$98,969,257
TOTAL SHORT-TERM INVESTMENTS (Cost $104,835,896)		$104,835,896
TOTAL INVESTMENTS — 104.1% (Cost $2,617,354,723)		2,493,409,102
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(98,493,922)
NET ASSETS — 100.0%		$2,394,915,180
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,388,573,206	$—	$—	$2,388,573,206
Short-Term Investments	104,835,896	—	—	104,835,896
TOTAL INVESTMENTS	$2,493,409,102	$—	$—	$2,493,409,102
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	6,335,035	$116,881,396	$65,144,330	$5,797,537	$(706,312)	$(3,234,827)	9,529,151	$172,287,050	$—
SPDR Bloomberg High Yield Bond ETF	1,292,315	116,308,350	30,525,676	5,629,093	(856,536)	992,184	1,563,502	141,340,581	5,886,438
SPDR Dow Jones Global Real Estate ETF	748,664	30,620,357	18,817,845	1,198,647	56,487	(3,024,534)	1,185,118	45,271,508	—
SPDR Portfolio Intermediate Term Treasury ETF	1,492,852	42,158,141	3,505,061	46,545,019	(3,052,066)	3,933,883	—	—	182,325
SPDR Portfolio Long Term Treasury ETF	3,251,670	94,395,980	82,893,288	15,360,109	(7,655,146)	(9,760,379)	5,526,334	144,513,634	2,856,414
State Street Aggregate Bond Index Portfolio	3,786,628	331,557,133	105,482,472	5,194,366	(497,274)	(13,548,601)	4,920,496	417,799,364	—
State Street Equity 500 Index II Portfolio	1,732,308	602,947,252	84,828,394	82,668,631	28,032,634	55,100,439	1,748,666	688,240,088	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,309,254	532,783,617	85,241,308	39,421,746	2,996,437	25,401,191	5,739,418	607,000,807	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,696,145	6,696,145	264,594,580	265,424,086	—	—	5,866,639	5,866,639	257,324
State Street Navigator Securities Lending Portfolio II	2,733,800	2,733,800	1,149,994,627	1,053,759,170	—	—	98,969,257	98,969,257	322,419
State Street Small/Mid Cap Equity Index Portfolio	668,792	154,129,682	18,524,725	14,700,001	672,774	13,492,994	685,301	172,120,174	—
Total		$2,031,211,853	$1,909,552,306	$1,535,698,405	$18,990,998	$69,352,350		$2,493,409,102	$9,504,920
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 41.0%
State Street Equity 500 Index II Portfolio	1,817,406	$715,294,468
State Street Small/Mid Cap Equity Index Portfolio	812,169	203,984,473
		919,278,941
DOMESTIC FIXED INCOME — 28.3%
SPDR Bloomberg High Yield Bond ETF (b)	1,021,985	92,387,444
SPDR Portfolio Long Term Treasury ETF	8,378,453	219,096,546
State Street Aggregate Bond Index Portfolio	3,815,037	323,934,793
		635,418,783
INTERNATIONAL EQUITY — 30.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,440,250	681,120,868
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,323,296,573)		2,235,818,592
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (c)(d)	5,433,982	$5,433,982
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	74,079,550	$74,079,550
TOTAL SHORT-TERM INVESTMENTS (Cost $79,513,531)		$79,513,532
TOTAL INVESTMENTS — 103.2% (Cost $2,402,810,104)		2,315,332,124
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(72,173,917)
NET ASSETS — 100.0%		$2,243,158,207
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,235,818,592	$—	$—	$2,235,818,592
Short-Term Investments	79,513,532	—	—	79,513,532
TOTAL INVESTMENTS	$2,315,332,124	$—	$—	$2,315,332,124
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Bloomberg High Yield Bond ETF	792,819	$71,353,710	$24,511,316	$3,484,543	$(58,978)	$65,939	1,021,985	$92,387,444	$3,740,476
SPDR Portfolio Intermediate Term Treasury ETF	1,993,889	56,307,425	4,604,290	62,096,794	(5,004,368)	6,189,447	—	—	242,736
SPDR Portfolio Long Term Treasury ETF	4,399,864	127,728,052	129,786,993	12,318,259	(6,591,884)	(19,508,356)	8,378,453	219,096,546	4,085,728
State Street Aggregate Bond Index Portfolio	2,974,986	260,489,780	81,399,212	6,900,000	(854,662)	(10,199,537)	3,815,037	323,934,793	6,303,186
State Street Equity 500 Index II Portfolio	1,771,060	616,435,237	87,195,978	74,228,801	30,044,971	55,847,083	1,817,406	715,294,468	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,802,214	582,252,234	105,007,032	37,356,442	4,879,410	26,338,634	6,440,250	681,120,868	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,723,726	6,723,726	241,361,627	242,651,371	—	—	5,433,982	5,433,982	241,973
State Street Navigator Securities Lending Portfolio II	—	—	869,702,129	795,622,579	—	—	74,079,550	74,079,550	208,336
State Street Small/Mid Cap Equity Index Portfolio	780,015	179,762,155	23,114,378	15,700,000	1,942,178	14,865,762	812,169	203,984,473	—
Total		$1,901,052,319	$1,566,682,955	$1,250,358,789	$24,356,667	$73,598,972		$2,315,332,124	$14,822,435
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 45.3%
State Street Equity 500 Index II Portfolio	1,785,978	$702,925,169
State Street Small/Mid Cap Equity Index Portfolio	914,736	229,744,981
		932,670,150
DOMESTIC FIXED INCOME — 20.8%
SPDR Bloomberg High Yield Bond ETF (b)	164,726	14,891,230
SPDR Portfolio Long Term Treasury ETF	7,690,917	201,117,480
State Street Aggregate Bond Index Portfolio	2,511,366	213,240,133
		429,248,843
INTERNATIONAL EQUITY — 33.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,532,728	690,901,304
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,106,631,211)		2,052,820,297
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (c)(d)	5,577,069	$5,577,069
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	9,646,547	$9,646,547
TOTAL SHORT-TERM INVESTMENTS (Cost $15,223,616)		$15,223,616
TOTAL INVESTMENTS — 100.4% (Cost $2,121,854,827)		2,068,043,913
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(7,238,017)
NET ASSETS — 100.0%		$2,060,805,896
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,052,820,297	$—	$—	$2,052,820,297
Short-Term Investments	15,223,616	—	—	15,223,616
TOTAL INVESTMENTS	$2,068,043,913	$—	$—	$2,068,043,913
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Bloomberg High Yield Bond ETF	—	$—	$15,201,433	$100,170	$192	$(210,225)	164,726	$14,891,230	$251,391
SPDR Portfolio Intermediate Term Treasury ETF	1,774,889	50,122,865	4,603,528	55,773,543	(4,142,196)	5,189,346	—	—	217,996
SPDR Portfolio Long Term Treasury ETF	3,917,461	113,723,893	131,157,731	19,900,581	(8,776,891)	(15,086,672)	7,690,917	201,117,480	3,686,761
State Street Aggregate Bond Index Portfolio	1,924,772	168,533,020	55,109,444	3,100,001	(444,826)	(6,857,504)	2,511,366	213,240,133	4,108,641
State Street Equity 500 Index II Portfolio	1,684,296	586,236,239	101,777,263	66,541,943	25,990,022	55,463,588	1,785,978	702,925,169	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,704,461	572,442,667	120,391,418	31,610,467	4,059,855	25,617,831	6,532,728	690,901,304	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,519,088	5,519,088	221,044,696	220,986,715	—	—	5,577,069	5,577,069	217,904
State Street Navigator Securities Lending Portfolio II	8,617,679	8,617,679	400,891,102	399,862,234	—	—	9,646,547	9,646,547	27,632
State Street Small/Mid Cap Equity Index Portfolio	850,939	196,107,409	31,930,807	16,342,391	1,506,053	16,543,103	914,736	229,744,981	—
Total		$1,701,302,860	$1,082,107,422	$814,218,045	$18,192,209	$80,659,467		$2,068,043,913	$8,510,325
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6%
DOMESTIC EQUITY — 48.3%
State Street Equity 500 Index II Portfolio	1,626,415	$640,124,487
State Street Small/Mid Cap Equity Index Portfolio	960,565	241,255,548
		881,380,035
DOMESTIC FIXED INCOME — 15.5%
SPDR Portfolio Long Term Treasury ETF (a)	6,801,280	177,853,472
State Street Aggregate Bond Index Portfolio	1,228,555	104,316,632
		282,170,104
INTERNATIONAL EQUITY — 35.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,173,159	652,873,295
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,855,862,031)		1,816,423,434
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (b)(c)	5,027,938	$5,027,938
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(d)	1,418	$1,418
TOTAL SHORT-TERM INVESTMENTS (Cost $5,029,356)		$5,029,356
TOTAL INVESTMENTS — 99.9% (Cost $1,860,891,387)		1,821,452,790
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,839,713
NET ASSETS — 100.0%		$1,823,292,503
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,816,423,434	$—	$—	$1,816,423,434
Short-Term Investments	5,029,356	—	—	5,029,356
TOTAL INVESTMENTS	$1,821,452,790	$—	$—	$1,821,452,790
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	1,550,409	$43,783,550	$4,344,315	$49,053,469	$(3,331,771)	$4,257,375	—	$—	$190,353
SPDR Portfolio Long Term Treasury ETF	3,411,025	99,022,056	107,156,855	7,036,776	(3,558,457)	(17,730,206)	6,801,280	177,853,472	3,261,028
State Street Aggregate Bond Index Portfolio	834,968	73,109,809	36,795,980	2,000,000	(356,123)	(3,233,034)	1,228,555	104,316,632	1,895,980
State Street Equity 500 Index II Portfolio	1,497,510	521,223,330	98,905,620	53,573,200	20,511,144	53,057,593	1,626,415	640,124,487	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,274,484	529,294,411	124,673,192	28,655,018	3,706,042	23,854,668	6,173,159	652,873,295	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,992,307	5,992,307	187,075,613	188,039,982	—	—	5,027,938	5,027,938	211,661
State Street Navigator Securities Lending Portfolio II	4,208,306	4,208,306	305,403,634	309,610,522	—	—	1,418	1,418	6,285
State Street Small/Mid Cap Equity Index Portfolio	873,245	201,248,112	36,824,404	15,700,000	1,446,443	17,436,589	960,565	241,255,548	—
Total		$1,477,881,881	$901,179,613	$653,668,967	$18,417,278	$77,642,985		$1,821,452,790	$5,565,307
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.2%
State Street Equity 500 Index II Portfolio	1,348,710	$530,825,121
State Street Small/Mid Cap Equity Index Portfolio	925,100	232,348,075
		763,173,196
DOMESTIC FIXED INCOME — 10.5%
SPDR Portfolio Long Term Treasury ETF (b)	5,560,775	145,414,266
State Street Aggregate Bond Index Portfolio	131,042	11,126,816
		156,541,082
INTERNATIONAL EQUITY — 37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,350,674	565,887,262
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,514,893,744)		1,485,601,540
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (c)(d)	5,713,712	5,713,712
State Street Navigator Securities Lending Portfolio II (a)(e)	12,478,875	12,478,875
TOTAL SHORT-TERM INVESTMENTS (Cost $18,192,587)		$18,192,587
TOTAL INVESTMENTS — 100.8% (Cost $1,533,086,331)		1,503,794,127
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(12,053,191)
NET ASSETS — 100.0%		$1,491,740,936

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,485,601,540	$—	$—	$1,485,601,540
Short-Term Investments	18,192,587	—	—	18,192,587
TOTAL INVESTMENTS	$1,503,794,127	$—	$—	$1,503,794,127
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	1,195,512	$33,761,259	$4,179,634	$38,655,137	$(2,561,790)	$3,276,034	—	$—	$149,535
SPDR Portfolio Long Term Treasury ETF	2,634,340	76,474,891	96,060,743	9,788,451	(4,316,136)	(13,016,781)	5,560,775	145,414,266	2,598,187
State Street Aggregate Bond Index Portfolio	—	—	11,485,921	—	—	(359,105)	131,042	11,126,816	85,921
State Street Equity 500 Index II Portfolio	1,171,429	407,727,733	101,698,638	36,656,232	11,593,942	46,461,040	1,348,710	530,825,121	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,317,162	433,227,206	130,795,150	19,820,947	1,646,150	20,039,703	5,350,674	565,887,262	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,200,301	4,200,301	185,626,299	184,112,888	—	—	5,713,712	5,713,712	180,262
State Street Navigator Securities Lending Portfolio II	—	—	161,863,535	149,384,660	—	—	12,478,875	12,478,875	2,754
State Street Small/Mid Cap Equity Index Portfolio	794,123	183,013,633	43,900,000	11,600,000	593,605	16,440,837	925,100	232,348,075	—
Total		$1,138,405,023	$735,609,920	$450,018,315	$6,955,771	$72,841,728		$1,503,794,127	$3,016,659
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	953,666	$375,343,952
State Street Small/Mid Cap Equity Index Portfolio	669,174	168,069,750
		543,413,702
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	3,925,089	102,641,077
INTERNATIONAL EQUITY — 38.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,813,702	403,337,093
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,080,457,692)		1,049,391,872
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (b)(c) (Cost $3,356,455)	3,356,455	3,356,455
TOTAL SHORT-TERM INVESTMENT (Cost $3,356,455)		$3,356,455
TOTAL INVESTMENTS — 99.9% (Cost $1,083,814,147)		1,052,748,327
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		951,352
NET ASSETS — 100.0%		$1,053,699,679

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,049,391,872	$—	$—	$1,049,391,872
Short-Term Investment	3,356,455	—	—	3,356,455
TOTAL INVESTMENTS	$1,052,748,327	$—	$—	$1,052,748,327
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	822,475	$23,226,694	$3,401,937	$27,125,935	$(1,474,139)	$1,971,443	—	$—	$103,122
SPDR Portfolio Long Term Treasury ETF	1,807,688	52,477,182	66,009,683	3,488,682	(1,676,089)	(10,681,017)	3,925,089	102,641,077	1,826,830
State Street Equity 500 Index II Portfolio	801,715	279,044,897	82,628,343	26,923,838	7,450,944	33,143,606	953,666	375,343,952	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,956,344	296,669,141	106,335,449	14,442,349	1,232,659	13,542,193	3,813,702	403,337,093	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,350,884	3,350,884	134,128,679	134,123,108	—	—	3,356,455	3,356,455	130,749
State Street Navigator Securities Lending Portfolio II	—	—	86,606,652	86,606,652	—	—	—	—	2,039
State Street Small/Mid Cap Equity Index Portfolio	543,319	125,213,342	37,880,672	6,870,000	348,029	11,497,707	669,174	168,069,750	—
Total		$779,982,140	$516,991,415	$299,580,564	$5,881,404	$49,473,932		$1,052,748,327	$2,062,740
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	587,756	$231,329,264
State Street Small/Mid Cap Equity Index Portfolio	412,498	103,602,960
		334,932,224
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	2,419,461	63,268,905
INTERNATIONAL EQUITY — 38.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,351,430	248,687,194
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $665,599,197)		646,888,323
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (b)(c) (Cost $2,173,978)	2,173,978	2,173,978
TOTAL SHORT-TERM INVESTMENT (Cost $2,173,978)		$2,173,978
TOTAL INVESTMENTS — 99.9% (Cost $667,773,175)		649,062,301
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		791,766
NET ASSETS — 100.0%		$649,854,067

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$646,888,323	$—	$—	$646,888,323
Short-Term Investment	2,173,978	—	—	2,173,978
TOTAL INVESTMENTS	$649,062,301	$—	$—	$649,062,301
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	460,560	$13,006,215	$2,069,492	$15,353,800	$(711,167)	$989,260	—	$—	$57,521
SPDR Portfolio Long Term Treasury ETF	1,011,237	29,356,210	45,299,295	3,871,725	(1,783,557)	(5,731,318)	2,419,461	63,268,905	1,061,971
State Street Equity 500 Index II Portfolio	448,144	155,980,834	65,147,009	12,298,147	3,683,955	18,815,613	587,756	231,329,264	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,652,550	165,833,406	80,634,471	5,293,225	84,666	7,427,876	2,351,430	248,687,194	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,404,245	2,404,245	102,661,587	102,891,854	—	—	2,173,978	2,173,978	89,503
State Street Navigator Securities Lending Portfolio II	—	—	93,531,072	93,531,072	—	—	—	—	4,499
State Street Small/Mid Cap Equity Index Portfolio	303,292	69,896,645	29,960,000	2,680,000	(66,854)	6,493,169	412,498	103,602,960	—
Total		$436,477,555	$419,302,926	$235,919,823	$1,207,043	$27,994,600		$649,062,301	$1,213,494
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3% (a)
DOMESTIC EQUITY — 51.4%
State Street Equity 500 Index II Portfolio	146,501	$57,659,837
State Street Small/Mid Cap Equity Index Portfolio	102,826	25,825,803
		83,485,640
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	604,866	15,817,246
INTERNATIONAL EQUITY — 38.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	586,898	62,070,305
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $165,832,927)		161,373,191
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (b)(c)	718,956	$718,956
TOTAL SHORT-TERM INVESTMENTS (Cost $718,956)		$718,956
TOTAL INVESTMENTS — 99.7% (Cost $166,551,883)		162,092,147
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		474,844
NET ASSETS — 100.0%		$162,566,991

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2023.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$161,373,191	$—	$—	$161,373,191
Short-Term Investments	718,956	—	—	718,956
TOTAL INVESTMENTS	$162,092,147	$—	$—	$162,092,147
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	98,768	$2,789,209	$674,472	$3,523,483	$(83,758)	$143,560	—	$—	$12,673
SPDR Portfolio Long Term Treasury ETF	217,010	6,299,800	12,467,672	1,099,482	(380,115)	(1,470,629)	604,866	15,817,246	247,022
State Street Equity 500 Index II Portfolio	96,221	33,490,537	22,246,555	3,003,345	86,149	4,839,941	146,501	57,659,837	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	354,823	35,606,453	25,990,419	939,755	(151,307)	1,564,494	586,898	62,070,305	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	466,771	466,771	27,384,985	27,132,800	—	—	718,956	718,956	23,554
State Street Navigator Securities Lending Portfolio II	2,361,615	2,361,615	25,638,206	27,999,821	—	—	—	—	1,065
State Street Small/Mid Cap Equity Index Portfolio	65,163	15,017,488	10,056,000	619,999	(258,780)	1,631,095	102,826	25,825,803	—
Total		$96,031,873	$124,458,309	$64,318,685	$(787,811)	$6,708,461		$162,092,147	$284,314
See accompanying notes to Schedule of Investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the State Street Institutional Investment Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s or Portfolio's securities to no longer reflect their value at the time of the Fund’s or Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At September 30, 2023, the independent fair value service was used for certain foreign securities in certain Funds/Portfolios, and these securities were classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's or Fund's investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio's or Fund's investments according to the fair value hierarchy as of September 30, 2023 is disclosed in each Portfolio's or Fund's respective Schedule of Investments.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios or Funds recognize a realized gain or loss when the contract is closed.
For the period ended September 30, 2023, the State Street Equity 500 Index II Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Emerging Markets Equity Index Fund and the State Street International Developed Equity Index Portfolio each entered into futures contracts for cash equitization.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended September 30, 2023, the State Street Hedged International Developed Equity Index Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Other Transactions with Affiliates
The Portfolios or Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2023, are disclosed in the Portfolio's or Funds' Schedule of Investments.